MANUFACTURERS

INVESTMENT TRUST

ANNUAL REPORT


December 31, 1998






                                    VENTURE

                               VARIABLE PRODUCTS



                    [PHOTO OF TWO PEOPLE BIKE RIDING]



                    Audited Financial Statements






                                     [LOGO]

                               MANULIFE FINANCIAL

                  Venture Annuities: Issuer and Administrator
           The Manufacturers Life Insurance Company of North America

                        Venture VUL, SVUL and COLI VUL:

              The Manufacturers Life Insurance Company of America

MANUFACTURERS

INVESTMENT TRUST

ANNUAL REPORT


December 31, 1998






                                   VENTURE(R)

                          VARIABLE INSURANCE PRODUCTS



        [PHOTO OF TWO PEOPLE BIKE RIDING THROUGH IDYLLIC RURAL SETTING]



                    Audited Financial Statements






                           [MANULIFE FINANCIAL LOGO]

                               MANULIFE FINANCIAL
                        THE MANUFACTURERS LIFE INSURANCE
                              COMPANY OF NEW YORK

         Venture Combination Fixed and Variable Annuities, Venture VUL:
                            Issuer and Administrator
              The Manufacturers Life Insurance Company of New York

MANUFACTURERS INVESTMENT TRUST
PRESIDENT'S MESSAGE

February 22, 1999




Dear Fellow Investors:

It is my pleasure to present to you the 1998 audited financial statements of the Manufacturers Investment Trust (the "Trust"), the mutual fund that is the underlying investment vehicle for your variable insurance product or retirement plan. The financial statements that follow reflect operations for the period ending December 31, 1998. During 1998, total net assets of the Trust grew from $10.45 billion as of December 31, 1997, to $13.40 billion as of December 31, 1998, reflecting the ongoing interest in tax-deferred variable insurance products as vehicles for retirement and estate planning.

As can be read in the enclosed commentaries from our prestigious investment managers, 1998 was a tumultuous year for investors, no matter the asset class or investment style. Asia, Latin America, and many of the emerging markets struggled with deep recessions, and Russia faced default and a currency collapse. The US and Europe, however, enjoyed prosperity while being immersed in significant market volatility. Despite a solid expansion in the first half of 1998, the equity markets in the third quarter reacted to a host of economic, political and financial concerns with large drops, including a 19% fall from July to August in large company stocks, with much deeper corrections impacting smaller companies. However, the market rebounded in the fourth quarter, passing the Dow's 9300 mark that many thought impossible, due in part to three Federal Reserve interest rate reductions, hopes of increasing stability in some of the troubled economies around the world, and the surging Internet market phenomenon. Domestically, the majority of the market gains were limited to a small group of large capitalization Fortune 100 companies and technology stocks, while small cap value stocks, energy and real estate stocks struggled.

At Manulife Financial, we are committed to helping you meet your long-term financial goals by delivering you a full range of investment options and expertise. Part of this commitment is the ongoing review of performance and the events that impact our investment managers. To this end, we will be adding more high quality portfolios and managers in May 1999 to enhance our current slate of investment offerings.

We encourage you to work closely with a professional financial advisor to periodically review your investment program to ensure that you are making choices that best meet your own needs, whether it be increasing your portfolio's diversity, pursuing greater defensive strategies during market volatility, or adjusting your asset allocation to better reflect your investment horizon.

Thank you for choosing Manulife Financial. We look forward to serving your investment needs throughout 1999 and into the next millennium.

Sincerely,



/s/ John D. DesPrez III
-------------------------------
John D. DesPrez III
President

MANUFACTURERS INVESTMENT TRUST
INDEX TO ANNUAL REPORT

                                                                                                                    Page
                                                                                                                    ----

     Portfolio Performance and Manager's Commentary.........................................................        iii

     Report of Independent Accountants......................................................................          1

     Statements of Assets and Liabilities...................................................................          2

     Statements of Operations...............................................................................          9

     Statements of Changes in Net Assets....................................................................         16

     Financial Highlights...................................................................................         28

     Portfolio of Investments:

          Pacific Rim Emerging Markets Trust................................................................         64
          Science & Technology Trust........................................................................         68
          International Small Cap Trust.....................................................................         69
          Emerging Small Company Trust......................................................................         70
          Pilgrim Baxter Growth Trust.......................................................................         73
          Small/Mid Cap Trust...............................................................................         75
          International Stock Trust.........................................................................         77
          Worldwide Growth Trust............................................................................         81
          Global Equity Trust...............................................................................         83
          Small Company Value Trust.........................................................................         85
          Equity Trust......................................................................................         94
          Growth Trust......................................................................................         99
          Quantitative Equity Trust.........................................................................        101
          Equity Index Trust................................................................................        103
          Blue Chip Growth Trust............................................................................        111
          Real Estate Securities Trust......................................................................        114
          Value Trust.......................................................................................        115
          International Growth and Income Trust.............................................................        117
          Growth and Income Trust...........................................................................        119
          Equity-Income Trust...............................................................................        121
          Balanced Trust....................................................................................        124
          Aggressive, Moderate and Conservative Asset Allocation Trusts.....................................        127
          High Yield Trust..................................................................................        162
          Strategic Bond Trust..............................................................................        167
          Global Government Bond Trust......................................................................        175
          Capital Growth Bond Trust.........................................................................        177
          Investment Quality Bond Trust.....................................................................        179
          U.S. Government Securities Trust..................................................................        187
          Money Market Trust................................................................................        188
          Lifestyle Aggressive 1000 Trust...................................................................        190
          Lifestyle Growth 820 Trust........................................................................        190
          Lifestyle Balanced 640 Trust......................................................................        190
          Lifestyle Moderate 460 Trust......................................................................        190
          Lifestyle Conservative 280 Trust..................................................................        191

     Notes to Financial Statements..........................................................................        192

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY

                                TRUST PERFORMANCE

In the following pages we have set forth information regarding the performance of each Portfolio of the Manufacturers Investment Trust (the "Trust"), excluding the Money Market Trust. There are several ways to evaluate a Portfolio's historical performance. One can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. WITH RESPECT TO ALL PERFORMANCE INFORMATION PRESENTED, IT IS IMPORTANT TO UNDERSTAND THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURN AND PRINCIPAL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                               PERFORMANCE TABLES

The Performance Tables show two types of total return information: CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS. A CUMULATIVE TOTAL RETURN is an expression of a Portfolio's total change in share value in percentage terms over a set period of time --one, five and ten years (or since the Portfolio's inception if less than the applicable period). An AVERAGE ANNUAL TOTAL RETURN takes the Portfolio's cumulative total return for a time period greater than one year and shows what would have happened if the Portfolio had performed at a constant rate each year. In addition, eight Portfolios have had portfolio management changes, namely the Global Equity, Equity, Blue Chip Growth, Equity-Income, Aggressive Asset Allocation, Moderate Asset Allocation, Conservative Asset Allocation and U.S. Government Securities Trusts. For these Portfolios, the tables show an average annual total return for the period since the current portfolio manager assumed responsibility. THE TABLES SHOW ALL CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS, NET OF FEES AND EXPENSES OF THE TRUST, BUT DO NOT REFLECT THE INSURANCE (SEPARATE ACCOUNT) EXPENSES (INCLUDING A POSSIBLE CONTINGENT DEFERRED SALES CHARGE) OF THE VARIABLE ANNUITY AND VARIABLE LIFE PRODUCTS THAT INVEST IN THE TRUST. IF THESE WERE INCLUDED, PERFORMANCE WOULD BE LOWER.

     GRAPH -- CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

The performance graph for each Portfolio shows the change in value of a $10,000 investment over the life of each Portfolio. Each Portfolio's performance is compared with the performance of one or more broad-based securities indices as a "benchmark." All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and Portfolio operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Portfolios that invest in multiple asset classes are compared with a customized benchmark. This benchmark is comprised of a set percentage allocation from each of the asset classes in which the Portfolio invests.

                         PORTFOLIO MANAGER'S COMMENTARY

Finally, we have provided a commentary by each portfolio manager regarding each Portfolio's performance during the period ended December 31, 1998. The views expressed are those of the portfolio manager as of December 31, 1998, and are subject to change based on market and other conditions. Information about a Portfolio's holdings, asset allocation or country diversification is historical and is no indication of future portfolio composition, which will vary.

                       PACIFIC RIM EMERGING MARKETS TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing, under
  & POLICIES:            normal conditions, at least 65% of the Trust's net assets in common stocks and equity-related securities of established, larger-capitalization, non-US companies in the Pacific Rim that have attractive long-term prospects for capital growth.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Richard James Crook, Stephen Hill, and Hugh Williams
INCEPTION DATE:          October 4, 1994

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                   PACIFIC RIM      BLENDED FINANCIAL    FINANCIAL TIMES
                                EMERGING MARKETS     TIMES ACTUARIES    PACIFIC EX JAPAN     FINANCIAL TIMES      MSCI PACIFIC
                                      TRUST               INDEX               INDEX            JAPAN INDEX           INDEX
                                ----------------    -----------------   ----------------     ---------------      ------------
Sept. 1994                          10000.00            10000.00            10000.00            10000.00            10000.00
Dec. 1994                            9473.00             9231.00             9082.00             9844.00             9750.00
Mar. 1995                            9303.00             9290.00             9191.00             9573.00             9597.00
Jun. 1995                            9748.00             9588.00             9697.00             8976.00             9203.00
Sept.1995                           10097.00             9949.00            10059.00             9322.00             9588.00
Dec. 1995                           10548.00            10302.00            10374.00             9790.00            10042.00
Mar. 1996                           11184.00            11128.00            11414.00             9783.00            10255.00
Jun. 1996                           11289.00            11173.00            11426.00             9927.00            10317.00
Sept. 1996                          11422.00            11277.00            11718.00             9365.00             9901.00
Dec. 1996                           11582.00            11693.00            12654.00             8204.00             9198.00
Mar. 1997                           11284.00            10989.00            12076.00             7218.00             8289.00
Jun. 1997                           11964.00            12066.00            12870.00             8904.00             9869.00
Sept.1997                           10328.00            10571.00            11306.00             7688.00             8648.00
Dec. 1997                            7630.00             7858.00             8244.00             6100.00             6868.00
Mar. 1998                            7971.00             8273.00             8688.00             6267.00             7090.00
Jun. 1998                            6458.00             6537.00             6548.00             5937.00             6468.00
Sept. 1998                           5850.00             6040.00             6150.00             5100.00             5589.00
Dec. 1998                            7279.00             7620.00             7740.00             6485.00             7053.00

                               PERFORMANCE TABLE

                                                               Average Annual Total
                                                                      Return             Cumulative Total Return
                                                              --------------------------------------------------
                                                                              Since               Since
              Periods Ending December 31, 1998                1 Year        Inception           Inception
Blended Financial Times Actuaries Index+*                     -3.03%         -6.19%              -23.80%
Financial Times Actuaries Pacific ex-Japan Index              -6.11%         -5.85%              -22.60%
Financial Times Actuaries Japan Index                          6.32%         -9.69%              -35.15%
MSCI Pacific Index++                                           2.69%         -7.89%              -29.47%
Pacific Rim Emerging Markets Trust (at net asset value)       -4.61%         -7.22%              -27.21%
+ Comprised of 80% Pacific ex-Japan and 20% Japan
++ The MSCI Pacific Index was added to more accurately reflect the investment objective of the Pacific Rim
  Trust.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the
  Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year, the Pacific Rim Emerging Markets Trust declined 4.61%, compared to a rise in the MSCI Pacific Index of 2.69%.

ENVIRONMENT: In Asia, the beginning of the year saw a strong recovery in markets; however, later in the year they continued the slide initiated by the devaluation of the Thai baht in June 1997. In many cases, equity markets registered their lowest points for the previous ten years. Previously optimistic economic forecasts were hastily redrafted as evidence mounted for the most severe recession that Asia has probably ever faced. However, the last quarter of the year saw markets and currencies turning around sharply as cuts in US interest rates allowed Asian economies to make regular and substantial cuts to their own interest rates. By the end of the year, many equity markets were almost back to the levels at which they opened the year, and some (notably Korea) showed substantial net gains for the year. Japan has again had a rather lackluster year, as consumer confidence and the overall economy remained at very low levels.

OUTLOOK: Some of the economic data released during the fourth quarter indicates that the recently introduced packages are starting to have a positive effect. The yen is still strengthening against the dollar, but the authorities are likely to try and curb its rise above 110 yen. The Asian economies are probably over the worst, but we have seen the classic bear rally. Too much of an economic improvement has been discounted into share prices, particularly in the smaller Asian markets. We are cautious of the markets in the short-term, but on a 12-month view, we are more optimistic.

                           SCIENCE & TECHNOLOGY TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing at least
  & POLICIES:            65% of the Trust's total assets in the common stocks of
                         companies expected to benefit from the development,
                         advancement, and use of science and technology. Current
                         income is incidental to the portfolio's objective.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGERS:      Charles A. Morris, Jill L. Hauser, Joseph Klein III, and
                         Brian D. Stansky
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                                                                    LIPPER SCIENCE & TECHNOLOGY
                                                                 SCIENCE & TECHNOLOGY TRUST                   INDEX
                                                                 --------------------------      --------------------------------
December 1996                                                             10000.00                           10000.00
                                                                          10744.00                           10760.00
                                                                           9896.00                            9787.00
March 1997                                                                 9344.00                            9050.00
                                                                           9704.00                            9446.00
                                                                          10840.00                           10570.00
June 1997                                                                 11040.00                           10668.00
                                                                          12336.00                           12164.00
                                                                          12168.00                           12239.00
September 1997                                                            12616.00                           12758.00
                                                                          11680.00                           11410.00
                                                                          11632.00                           11313.00
December 1997                                                             11071.00                           10783.00
                                                                          11242.00                           10974.00
                                                                          12607.00                           12280.00
March 1998                                                                12827.00                           12381.00
                                                                          13436.00                           12912.00
                                                                          12323.00                           11965.00
June 1998                                                                 12981.00                           12667.00
                                                                          12339.00                           12548.00
                                                                           9575.00                           10192.00
September 1998                                                            10787.00                           11395.00
                                                                          12063.00                           12264.00
                                                                          13510.00                           13639.00
December 1998                                                             15867.00                           15846.00

                               PERFORMANCE TABLE

                                                                Average Annual Total
                                                                       Return             Cumulative Total Return
                                                              ---------------------------------------------------
                                                                               Since               Since
              Periods Ending December 31, 1998                1 Year         Inception           Inception
Lipper Science and Technology Index*                           46.95%         25.88%              58.46%
Science & Technology Trust (at net asset value)                43.32%         26.04%              58.67%
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the
  Trust

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year, the Science & Technology Trust returned 43.32%, slightly trailing the 46.95% return of the Lipper Science & Technology Index.

ENVIRONMENT: Science and technology stocks mirrored the profile of the broader market. After a strong showing in the first half of the year, these stocks fell sharply from mid-July to early October. Science and technology companies were challenged by slowing sales of personal computers, weakness in the developing markets of Asia and Latin America, and fear of budgetary pressures from Year 2000 conversions. However, with interest rates falling across the globe and positive earnings pronouncements from leadership technology companies, science and technology stocks rallied significantly from early October through year-end. At year-end, the Trust was comprised of holdings that were diversified among several segments of the science and technology sector. The Trust benefited most from its exposure to stocks in the electronic technology and information services sectors, while stocks in the business services and transportation sector hindered performance.

OUTLOOK: We continue to be encouraged about the intermediate-term prospects for science and technology stocks. However, given the sector's torrid rally during the fall and our near-term concerns, we cannot rule out the possibility of a modest, yet healthy, correction in science and technology stocks during the early part of 1999. As many longer-term shareholders appreciate, short-term volatility goes hand in hand with the potential for significant long-term capital appreciation.

                         INTERNATIONAL SMALL CAP TRUST

INVESTMENT OBJECTIVE     To achieve long-term capital appreciation through
  & POLICIES:            investments in the common stocks of foreign companies with market capitalizations or annual revenues of $1 billion or less.
SUBADVISER:              Founders Asset Management LLC
PORTFOLIO MANAGERS:      Michael W. Gerding
INCEPTION DATE:          March 4, 1996

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                 INTERNATIONAL SMALL CAP                                 MSCI WORLD EX US SMALL
                                                          TRUST              MSCI WORLD EX US INDEX                CAP
                                                 -----------------------     ----------------------      ----------------------
                                                          10000                       10000                       10000
March 1996                                                10048                       10061                       10190
                                                          10344                       10093                       10702
                                                          10576                       10309                       10531
June 1996                                                 10624                       10616                       10485
                                                          10240                       10438                        9921
                                                          10304                       10486                       10019
September 1996                                            10424                       10181                       10071
                                                          10632                       10223                       10012
                                                          10832                       10502                       10189
December 1996                                             10920                       10435                        9848
                                                          11033                       10868                        9707
                                                          11298                       10719                        9881
March 1997                                                11257                       10388                        9613
                                                          10998                       10548                        9305
                                                          11496                       10561                       10014
June 1997                                                 11641                       10629                       10209
                                                          11601                       11332                        9943
                                                          11143                       11940                        9347
September 1997                                            11560                       12162                        9240
                                                          11086                       11269                        8750
                                                          11151                       11904                        8101
December 1997                                             11006                       11009                        7681
                                                          11255                       10888                        8099
                                                          11801                       10994                        8839
March 1998                                                12476                       11466                        9035
                                                          12827                       12215                        9026
                                                          13359                       12619                        9030
June 1998                                                 13383                       12720                        8683
                                                          13383                       12657                        8534
                                                          11514                       12727                        7346
September 1998                                            10853                       12813                        7059
                                                          11328                       11179                        7608
                                                          11804                       10863                        7961
December 1998                                             12311                       11997                        8012

                               PERFORMANCE TABLE

                                                              Average Annual Total Return    Cumulative Total Return
                                                              ------------------------------------------------------
                                                                                 Since                Since
              Periods Ending December 31, 1998                1 Year           Inception            Inception
MSCI World ex-US Index*                                        8.98%              6.64%               19.97%
MSCI World ex-US Small Cap Index+                              4.31%             -7.52%              -19.88%
International Small Cap Trust (at net asset value)            11.86%              7.65%               23.11%
+ The MSCI Small Cap World ex-US Index was added to more accurately reflect the investment objective of the
  International Small Cap Trust.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the
  Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year, the International Small Cap Trust gained 11.86%, compared to the MSCI World ex-US Small Cap Index return of 4.31%.

ENVIRONMENT: Our strongest performance came from the Trust's telecommunications and technology stocks in Europe, as these industries rebounded dramatically from the lows set in the second week of October 1998. Although our Japanese weighting is lower than the benchmark, it did contribute positively to the performance of the Trust in the fourth quarter. In the International Small Cap Trust, our bottom up, stock-by-stock focus on rapidly growing small companies has led us to a substantial overweighting in Europe. Approximately 71% of the Trust was invested in Europe at period-end, with the largest weights in the UK, Germany, and France. Because it has been so difficult to find growing companies in Japan, our weight there at the close of the period was very low, at 5.6%. Because of the crisis in Asia, earnings growth has been nearly non-existent, and consequently, we owned only two names in the rest of Asia, with a weight of only 2.5%.

OUTLOOK: It is our belief that the global economy is slowing, and that this trend will continue into 1999. We believe our focus on Europe will position us well going into 1999, particularly as we believe Europe will enjoy some of the strongest economic growth in the world. We are confident in the companies we own, and we expect earnings growth that is much faster than the market as a whole.

                          EMERGING SMALL COMPANY TRUST
                        (FORMERLY EMERGING GROWTH TRUST)

INVESTMENT OBJECTIVE     To maximize capital appreciation by investing at least 65%
  & POLICIES:            of the Trust's total assets in common stocks or warrants of
                         US emerging growth companies that represent attractive
                         opportunities for maximum capital appreciation.
SUBADVISER:              Warburg Pincus Asset Management, Inc.
PORTFOLIO MANAGERS:      Elizabeth B. Dater and Stephen J. Lurito
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [EMERGING SMALL COMPANY TRUST PERFORMANCE GRAPH]

                                                                EMERGING SMALL COMPANY TRUST        RUSSELL 2000 GROWTH INDEX
                                                                ----------------------------        -------------------------
December 1996                                                             10000.00                           10000.00
                                                                          10186.00                           10250.00
                                                                           9731.00                            9631.00
March 1997                                                                 9133.00                            8951.00
                                                                           9079.00                            8848.00
                                                                          10127.00                           10177.00
June 1997                                                                 10578.00                           10523.00
                                                                          11191.00                           11062.00
                                                                          11298.00                           11394.00
September 1997                                                            12293.00                           12303.00
                                                                          11651.00                           11564.00
                                                                          11514.00                           11288.00
December 1997                                                             11823.00                           11295.00
                                                                          11303.00                           11144.00
                                                                          12386.00                           12128.00
March 1998                                                                13077.00                           12637.00
                                                                          13103.00                           12714.00
                                                                          12223.00                           11790.00
June 1998                                                                 12551.00                           11911.00
                                                                          11210.00                           10916.00
                                                                           9189.00                            8396.00
September 1998                                                             9904.00                            9248.00
                                                                          10435.00                            9730.00
                                                                          10982.00                           10485.00
December 1998                                                             11722.00                           11434.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return    Cumulative Total Return
                                                              ------------------------------------------------------
                                                                                 Since                Since
              Periods Ending December 31, 1998                1 Year           Inception            Inception
Russell 2000 Growth Index*                                     1.23%             6.93%               14.34%
Emerging Small Company Trust (at net asset value)              0.07%             8.80%               17.22%
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the
  Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The Emerging Small Company Trust gained 0.07% for the year, compared to the Russell 2000 Growth Index which gained 1.23%.

ENVIRONMENT: The last quarter of 1998 was a heartening one for small cap investors, given the disappointing performance prior to that period. Sparked by the Federal Reserve's three interest rate cuts and a surging technology sector, small cap growth stocks bounced back strongly. The showing allowed the Russell 2000 Growth Index to reclaim much of the performance it had previously lost, though the benchmark still finished the year considerably behind large cap stocks, as measured by the S&P 500. We are optimistic that small caps can maintain that upward momentum, and possibly build on it, in 1999. Perhaps the biggest reason for our optimism is valuations. Recent gains notwithstanding, small cap stocks are trading at historically compelling multiples compared to large cap stocks. Lending further support is the group's profit outlook, which remains solid. Additional grounds for optimism are the relatively large cash positions in many small cap and aggressive growth mutual funds; the ongoing acquisition of smaller companies by larger firms; and, perhaps most importantly, the recent easing of extreme risk aversion that so gripped investors in August and September.

OUTLOOK: We are positive on the small cap market's prospects throughout 1999, and believe the Trust is well positioned in terms of sector weightings and individual holdings to benefit from what stands to be a far more supportive backdrop for small cap stocks than the one that prevailed in 1998. We will continue to place significant emphasis on companies with highly visible earnings and the proven ability to generate consistent earnings growth.

                          PILGRIM BAXTER GROWTH TRUST

INVESTMENT OBJECTIVE     To achieve capital appreciation by investing at least 65% of
  & POLICIES:            the Trust's assets in common stocks and convertible
                         securities of small and medium sized companies that the
                         subadviser believes have an outlook for strong earnings
                         growth and the potential for significant capital
                         appreciation.
SUBADVISER:              Pilgrim Baxter & Associates, Ltd.
PORTFOLIO MANAGERS:      Gary L. Pilgrim
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                                PILGRIM BAXTER GROWTH TRUST         RUSSELL 2000 GROWTH INDEX
                                                                ---------------------------         -------------------------
December 1996                                                             10000.00                           10000.00
                                                                          10128.00                           10250.00
                                                                           9296.00                            9631.00
March 1997                                                                 8488.00                            8951.00
                                                                           8504.00                            8848.00
                                                                           9384.00                           10177.00
June 1997                                                                  9792.00                           10523.00
                                                                          10584.00                           11062.00
                                                                          10256.00                           11394.00
September 1997                                                            10704.00                           12303.00
                                                                          10088.00                           11564.00
                                                                           9872.00                           11288.00
December 1997                                                             10000.00                           11295.00
                                                                           9600.00                           11144.00
                                                                          10432.00                           12128.00
March 1998                                                                10920.00                           12637.00
                                                                          10976.00                           12714.00
                                                                           9944.00                           11790.00
June 1998                                                                 10480.00                           11911.00
                                                                           9544.00                           10916.00
                                                                           7384.00                            8396.00
September 1998                                                             7888.00                            9248.00
                                                                           8328.00                            9730.00
                                                                           9120.00                           10485.00
December 1998                                                             10432.00                           11434.00

                               PERFORMANCE TABLE

                                                               Average Annual Total
                                                                      Return             Cumulative Total Return
                                                              --------------------------------------------------
                                                                              Since               Since
              Periods Ending December 31, 1998                1 Year        Inception           Inception
Russell 2000 Growth Index*                                     1.23%          6.93%              14.34%
Pilgrim Baxter Growth Trust (at net asset value)               4.32%          2.14%               4.32%
* All share inception returns for the indices begin on the month-end closest to the actual inception date of the
  Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The Pilgrim Baxter Growth Trust returned 4.32% for 1998, outperforming the Russell 2000 Growth Index, which was up 1.23%.

ENVIRONMENT: We entered the fourth quarter with the S&P 500 Index up 6% and the Russell 2000 Index down 16% for the year--a remarkable divergence of returns. It is obvious that large cap stocks outperformed small cap stocks for the first three quarters of 1998; however, what was not so obvious was that superior performance was concentrated in the largest of the large cap stocks. During the fourth quarter, we saw the gap in relative valuation and performance begin to close. From October 8 through December 31, the Russell 2000 Index advanced 36.4% while the S&P advanced 28.5%. The technology sector was the most significant contributor to our performance during the quarter.

OUTLOOK: Looking ahead, we are optimistic that the market will more fairly reward companies that are able to achieve analysts' earnings expectations. It seems to us that in an economic environment characterized by a more difficult and slower setting for earnings, smaller, niche-oriented companies should be more sought after by investors. Certainly, the relative valuations for the smaller companies that make up our portfolio continue to look attractive. We will continue to pursue a strategy of investing in the best small growth companies that we can find.

                              SMALL/MID CAP TRUST

INVESTMENT OBJECTIVE     To achieve long-term capital appreciation by investing,
  & POLICIES:            under normal conditions, at least 65% of the Trust's total assets in equity securities of companies that, at the time of purchase, have a market value between $500 million and $5 billion
SUBADVISER:              Fred Alger Management, Inc.
PORTFOLIO MANAGER:       David D. Alger
INCEPTION DATE:          March 4, 1996

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                               RUSSELL 2000 GROWTH       S&P MIDCAP 400       50%/50% COMPOSITE
                                         SMALL/MIDCAP TRUST           INDEX                  INDEX                  INDEX
                                         ------------------    -------------------       --------------       -----------------
Feb. 1996                                     10000.00               10000.00               10000.00               10000.00
Mar. 1996                                     10312.00               10198.00               10120.00               10159.00
                                              10824.00               10981.00               10429.00               10704.00
                                              10976.00               11544.00               10570.00               11051.00
Jun. 1996                                     10504.00               10794.00               10411.00               10609.00
                                               9368.00                9476.00                9707.00                9602.00
                                               9904.00               10177.00               10267.00               10235.00
Sept. 1996                                    10456.00               10702.00               10714.00               10721.00
                                              10248.00               10240.00               10745.00               10506.00
                                              10864.00               10525.00               11351.00               10948.00
Dec. 1996                                     10696.00               10730.00               11363.00               11060.00
                                              11232.00               10998.00               11790.00               11406.00
                                              10584.00               10334.00               11693.00               11015.00
Mar. 1997                                      9984.00                9604.00               11195.00               10391.00
                                              10064.00                9493.00               11485.00               10466.00
                                              10848.00               10920.00               12489.00               11710.00
Jun. 1997                                     11448.00               11290.00               12840.00               12073.00
                                              12520.00               11869.00               14111.00               12980.00
                                              12384.00               12225.00               14094.00               13167.00
Sept. 1997                                    13264.00               13201.00               14905.00               14071.00
                                              12544.00               12408.00               14256.00               13342.00
                                              12576.00               12112.00               14467.00               13282.00
Dec. 1997                                     12328.00               12119.00               15029.00               13544.00
                                              12320.00               11957.00               14743.00               13324.00
                                              13408.00               13013.00               15964.00               14464.00
Mar. 1998                                     14288.00               13559.00               16684.00               15094.00
                                              14176.00               13642.00               16989.00               15278.00
                                              13720.00               12651.00               16224.00               14379.00
Jun. 1998                                     14792.00               12780.00               16327.00               14498.00
                                              14536.00               11713.00               15694.00               13612.00
                                              11592.00                9009.00               12773.00               10774.00
Sept. 1998                                    12408.00                9923.00               13965.00               11823.00
                                              13128.00               10440.00               15213.00               12660.00
                                              14080.00               11250.00               15972.00               13467.00
Dec. 1998                                     15816.00               12268.00               17902.00               14889.00

                               PERFORMANCE TABLE

                                                               Average Annual Total
                                                                      Return             Cumulative Total Return
                                                              --------------------------------------------------
                                                                              Since               Since
              Periods Ending December 31, 1998                1 Year        Inception           Inception
S&P Mid Cap 400 Index*                                        19.12%         22.82%              79.02%
Russell 2000 Growth Index                                      1.23%          7.48%              22.68%
50%/50% Composite Index+                                       9.94%         15.08%              48.89%
Small/Mid Cap Trust (at net asset value)                      28.29%         17.64%              58.16%
+ Comprised of 50% of the return of the S&P MidCap 400 Index and 50% of the return of the Russell Growth Index.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the
  Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1998, the Small/Mid Cap Trust returned 28.29%, while the composite index comprised of 50% S&P Mid Cap 400 Index and 50% Russell 2000 Growth Index returned 9.94%.

ENVIRONMENT: Although 1998 proved to be another profitable year for the US stock market, the success of an asset class seemed directly correlated with its market cap size. Large cap stocks led the charge, with mid cap stocks a distant second. Several small cap indices posted flat or negative annual returns. Amid a very volatile stock market, investors placed a premium on earnings stability and liquidity. Rapidly growing smaller companies attracted limited investor interest. The Trust enhanced performance by investing heavily in mid cap stocks and having a higher than normal cash position during the sell off in August. Additionally, the strength of several holdings among different sectors also augmented the Trust's relative success.

OUTLOOK: Despite a strong fourth quarter, small cap and mid cap growth stocks remain at extremely low multiples relative to large caps, despite offering faster, albeit less consistent, earnings growth. Amid a low interest rate, low inflation environment where economic growth is potentially slowing, rapidly growing stocks should be rewarded. We anticipate that the relative multiples of small and mid cap stocks will rise to historically normal levels. We will continue to find opportunity within this unique asset class on a bottom up, company to company basis.

                           INTERNATIONAL STOCK TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing the
  POLICIES:              Trust's assets primarily in common stocks of established,
                         non-US companies. The Trust may also invest up to 35% of its assets in other equity-related securities, such as preferred stocks, warrants and convertible securities, as well as
                         corporate and governmental debt securities. The subadviser intends to geographically diversify the portfolio, including holdings in developed, newly industrialized, and emerging
                         markets.
SUBADVISER:              Rowe Price-Fleming International, Inc.
PORTFOLIO MANAGERS:      Martin G. Wade, Mark J.T. Edwards, John R. Ford, James B.M.
                         Seddon and David J.L. Warren
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [INTERNATIONAL STOCK TRUST PERFORMANCE GRAPH]

                                                                 INTERNATIONAL STOCK TRUST               MSCI EAFE INDEX
                                                                 -------------------------               ---------------
December 1996                                                             10000.00                           10000.00
                                                                           9929.00                            9652.00
                                                                          10026.00                            9813.00
March 1997                                                                10018.00                            9850.00
                                                                          10097.00                            9905.00
                                                                          10733.00                           10552.00
June 1997                                                                 11183.00                           11136.00
                                                                          11474.00                           11319.00
                                                                          10424.00                           10476.00
September 1997                                                            11086.00                           11065.00
                                                                          10247.00                           10217.00
                                                                          10229.00                           10115.00
December 1997                                                             10264.00                           10206.00
                                                                          10604.00                           10675.00
                                                                          11221.00                           11363.00
March 1998                                                                11615.00                           11715.00
                                                                          11696.00                           11810.00
                                                                          11642.00                           11756.00
June 1998                                                                 11651.00                           11847.00
                                                                          11803.00                           11970.00
                                                                          10300.00                           10490.00
September 1998                                                            10067.00                           10171.00
                                                                          10962.00                           11234.00
                                                                          11437.00                           11812.00
December 1998                                                             11650.00                           12281.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return     Cumulative Total Return
                                                              -------------------------------------------------------
                                                                                 Since                 Since
              Periods Ending December 31, 1998                 1 Year          Inception             Inception
MSCI EAFE Index*                                               20.33%            10.82%               22.81%
International Stock Trust (at net asset value)                 14.91%             8.63%               16.50%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year, the International Stock Trust returned 14.91%, underperforming the 20.33% return of the MSCI EAFE Index.

ENVIRONMENT: The MSCI EAFE benchmark's annual performance was helped by the weakness of the dollar which contributed about one-third of the gain. Europe, up 29%, was the strongest international region in 1998, while Latin America, down 35%, was the weakest. Country allocation relative to the benchmark was negative over the year. Underweighting Japan, in particular, and Asia to a lesser extent, added value. However, these gains were offset largely by our position in Latin America, with smaller negatives from overweighting Norway and underweighting the buoyant Finnish and German markets. Stock selection was positive for the year, with holdings in the Netherlands, Belgium, France, and Japan particularly successful.

OUTLOOK: Looking forward, we see international economies growing more slowly. Our cautious stance in the Pacific Rim and Japan will help shield the portfolio from the pain that those markets must go through before they can emerge as fundamentally healthy investment centers. Our outlook for currencies favors the new Euro currency over the dollar and the yen, although we do not anticipate major moves in the year ahead. Confidence has clearly returned to global stock markets after the difficult third quarter. Looking ahead, we believe that this renewed confidence, coupled with healthy if unspectacular economic growth in Europe and signs that we are at least closer to the bottom in Asia will lead to reasonable performance from international equity markets in 1999.

                             WORLDWIDE GROWTH TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing, under
  POLICIES:              normal circumstances, at least 65% of the Trust's total
                         assets in equity securities of growth companies in a variety of markets throughout the world. The Trust may purchase
                         securities in any foreign country, as well as the US,
                         emphasizing common stocks of both emerging and established growth companies that generally have proven performance
                         records and strong market positions.
SUBADVISER:              Founders Asset Management LLC
PORTFOLIO MANAGER:       Michael W. Gerding
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                                   WORLDWIDE GROWTH TRUST                MSCI WORLD INDEX
                                                                   ----------------------                ----------------
December 1996                                                             10000.00                           10000.00
                                                                          10120.00                           10122.00
                                                                          10208.00                           10240.00
March 1997                                                                10208.00                           10040.00
                                                                          10320.00                           10370.00
                                                                          10912.00                           11012.00
June 1997                                                                 11176.00                           11563.00
                                                                          11624.00                           12097.00
                                                                          11176.00                           11290.00
September 1997                                                            11696.00                           11905.00
                                                                          11288.00                           11280.00
                                                                          11224.00                           11482.00
December 1997                                                             11329.00                           11623.00
                                                                          11547.00                           11949.00
                                                                          12136.00                           12759.00
March 1998                                                                12491.00                           13300.00
                                                                          12636.00                           13432.00
                                                                          12878.00                           13265.00
June 1998                                                                 12781.00                           13582.00
                                                                          12733.00                           13562.00
                                                                          11022.00                           11756.00
September 1998                                                            10909.00                           11966.00
                                                                          11256.00                           13049.00
                                                                          11716.00                           13827.00
December 1998                                                             12287.00                           14505.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return     Cumulative Total Return
                                                              -------------------------------------------------------
                                                                                 Since                 Since
              Periods Ending December 31, 1998                 1 Year          Inception             Inception
MSCI World Index*                                              24.80%            20.44%               45.05%
Worldwide Growth Trust (at net asset value)                     8.46%            10.88%               22.87%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The Worldwide Growth Trust gained 8.46%, while the MSCI World Index gained 24.80% for the year.

ENVIRONMENT: We have been dramatically underweight in the US compared to the benchmark MSCI World Index. Long-term, we believe the US is still one of the most attractive places to invest. However, we have remained cautious based on our concerns about company valuations relative to their growth rates. Many US companies have had tremendous runs during the current eight-year economic expansion and it is only natural that it may become more difficult for them to sustain earnings growth going forward. We are already seeing indications of slowing earnings growth on a company-by-company basis. We long believed that the European economy would grow faster than the US in 1998; we think that this trend will continue. But we are watching the European economy carefully since it continues to deal with high unemployment and still has higher interest rates than many other countries. Our Japanese weighting is now 9.0%. We believe things are slowly changing in the Japanese economy, and we have found several companies there with reasonable valuations that appear to be able to grow their businesses again.

OUTLOOK: Looking ahead, we believe 1999 may be dominated by deflation throughout the world. It may weigh more heavily in the US, particularly if the domestic economy slows. We will continue to use hands-on research to focus on those companies with unique products and market niches, as well as those with quality management that can control costs. We will continue to pay close attention to the quality of a company's earnings.

                              GLOBAL EQUITY TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital appreciation by investing the
  POLICIES:              Trust's assets primarily in equity securities of issuers
                         throughout the world, including United States issuers and
                         emerging markets.
SUBADVISER:              Morgan Stanley Asset Management Inc.
PORTFOLIO MANAGER:       Frances Campion
INCEPTION DATE:          March 18, 1988+

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                                    GLOBAL EQUITY TRUST                  MSCI WORLD INDEX
                                                                    -------------------                  ----------------
February 1988                                                             10000.00                           10000.00
                                                                           9890.00                           10000.00
                                                                          10000.00                           10128.00
                                                                           9761.00                            9927.00
                                                                           9870.00                            9915.00
                                                                           9681.00                           10104.00
                                                                           9252.00                            9550.00
                                                                           9771.00                            9957.00
                                                                          10209.00                           10622.00
                                                                          10110.00                           10994.00
December 1988                                                             10120.00                           11095.00
                                                                          10568.00                           11498.00
                                                                          10439.00                           11428.00
                                                                          10279.00                           11356.00
                                                                          10528.00                           11620.00
                                                                          10658.00                           11337.00
                                                                          10887.00                           11211.00
                                                                          11775.00                           12480.00
                                                                          11924.00                           12180.00
                                                                          12383.00                           12526.00
                                                                          12024.00                           12110.00
                                                                          12183.00                           12596.00
December 1989                                                             12532.00                           13002.00
                                                                          12014.00                           12397.00
                                                                          11864.00                           11868.00
                                                                          11745.00                           11153.00
                                                                          11338.00                           10994.00
                                                                          12421.00                           12154.00
                                                                          12594.00                           12070.00
                                                                          12891.00                           12182.00
                                                                          11757.00                           11043.00
                                                                          10531.00                            9882.00
                                                                          11093.00                           10806.00
                                                                          11052.00                           10630.00
December 1990                                                             11226.00                           10854.00
                                                                          11593.00                           11254.00
                                                                          12462.00                           12297.00
                                                                          12094.00                           11937.00
                                                                          12125.00                           12032.00
                                                                          12342.00                           12307.00
                                                                          11618.00                           11549.00
                                                                          12156.00                           12097.00
                                                                          12073.00                           12060.00
                                                                          12208.00                           12379.00
                                                                          12373.00                           12582.00
                                                                          11877.00                           12035.00
December 1991                                                             12663.00                           12914.00
                                                                          12746.00                           12677.00
                                                                          12818.00                           12460.00
                                                                          12363.00                           11876.00
                                                                          12718.00                           12043.00
                                                                          13315.00                           12524.00
                                                                          12948.00                           12106.00
                                                                          12707.00                           12140.00
                                                                          12749.00                           12437.00
                                                                          12456.00                           12326.00
                                                                          12110.00                           11994.00
                                                                          12561.00                           12211.00
December 1992                                                             12571.00                           12312.00
                                                                          12613.00                           12355.00
                                                                          12791.00                           12650.00
                                                                          13567.00                           13386.00
                                                                          14306.00                           14009.00
                                                                          15102.00                           14334.00
                                                                          14975.00                           14216.00
                                                                          15357.00                           14511.00
                                                                          16196.00                           15178.00
                                                                          16281.00                           14900.00
                                                                          16568.00                           15313.00
                                                                          15538.00                           14450.00
December 1993                                                             16706.00                           15159.00
                                                                          17704.00                           16162.00
                                                                          17747.00                           15955.00
                                                                          17205.00                           15270.00
                                                                          17709.00                           15745.00
                                                                          17450.00                           15788.00
                                                                          17644.00                           15747.00
                                                                          18065.00                           16049.00
                                                                          18659.00                           16535.00
                                                                          17979.00                           16103.00
                                                                          18206.00                           16564.00
                                                                          17029.00                           15849.00
December 1994                                                             16996.00                           16005.00
                                                                          16068.00                           15768.00
                                                                          16057.00                           16001.00
                                                                          16694.00                           16775.00
                                                                          17096.00                           17363.00
                                                                          17130.00                           17515.00
                                                                          17073.00                           17513.00
                                                                          18062.00                           18393.00
                                                                          17926.00                           17986.00
                                                                          18108.00                           18514.00
                                                                          17687.00                           18226.00
                                                                          17812.00                           18862.00
December 1995                                                             18301.00                           19417.00
                                                                          18494.00                           19772.00
                                                                          18665.00                           19896.00
                                                                          19108.00                           20231.00
                                                                          19767.00                           20710.00
                                                                          19582.00                           20732.00
                                                                          19570.00                           20840.00
                                                                          18484.00                           20107.00
                                                                          18912.00                           20342.00
                                                                          19085.00                           21143.00
                                                                          18981.00                           21294.00
                                                                          20206.00                           22491.00
December 1996                                                             20610.00                           22135.00
                                                                          20656.00                           22405.00
                                                                          21176.00                           22667.00
                                                                          21003.00                           22222.00
                                                                          21197.00                           22953.00
                                                                          22674.00                           24373.00
                                                                          23792.00                           25593.00
                                                                          24781.00                           26776.00
                                                                          23573.00                           24988.00
                                                                          24845.00                           26350.00
                                                                          23920.00                           24967.00
                                                                          24036.00                           25413.00
December 1997                                                             24896.00                           25726.00
                                                                          25012.00                           26447.00
                                                                          26964.00                           28241.00
                                                                          28442.00                           29438.00
                                                                          28738.00                           29730.00
                                                                          28409.00                           29361.00
                                                                          28025.00                           30062.00
                                                                          27573.00                           30019.00
                                                                          23267.00                           26020.00
                                                                          23925.00                           26485.00
                                                                          26160.00                           28883.00
                                                                          27189.00                           30606.00
Dec-98                                                                    27943.00                           32105.00

                               PERFORMANCE TABLE

                                                       Average Annual Total Return                 Cumulative Total Return
                                           ---------------------------------------------------   --------------------------
                                                                       Since         Since+                          Since
    Periods Ending December 31, 1998       1 Year  5 Year  10 Year   Inception    Oct. 1, 1996   5 Year   10 Year  Inception

MSCI World Index*                          24.80%  16.19%  11.21%     11.46%         20.40%      193.83%  478.38%   221.05%
Global Equity Trust (at net asset value)   12.24%  10.84%  10.69%     10.00%         18.49%       67.27%  176.13%   179.43%

+ Current subadviser assignment became effective October 1, 1996.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year, the Global Equity Trust returned 12.24%, lagging the MSCI World Index return of 24.80%.

ENVIRONMENT: Stock selection in the US was the major cause of the Trust's underperformance for the year, as the value discipline kept the Trust out of the large growth stocks (particularly in the technology sector) which drove the market. The overweight in continental Europe was a positive contributor as Europe rallied strongly ahead because of the Euro conversion. The Trust's Japanese stocks performed well, although Japanese and other Asian markets underperformed the US and Europe.

OUTLOOK: The flight to growth and liquidity in 1998 has meant that the large cap/mid cap valuation premium has reached historic proportions. We expect that patient exploitation of this valuation anomaly will be rewarded over time. The Trust is managed to reflect our bottom up value discipline. The price to cash flow ratio of the Trust is less than 9 times, versus 14.2 times for the MSCI World Index. This provides some comfort in what seems, after the fourth quarter rally, once again an expensive equity world. Overall, the Trust is defensively positioned for a continuation of volatile financial market conditions in 1999. The slowdown in global growth occurring outside the US, particularly in Japan, but increasingly in Europe, suggests caution is warranted. Indeed, despite aggressive global easing in monetary policy, led by the Federal Reserve, it seems a near certainty that earnings expectations for 1999 are far too optimistic.

                           SMALL COMPANY VALUE TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing the
  POLICIES:              Trust's assets in equity securities of smaller companies,
                         80% of which, under normal circumstances, will have market values of less than $1 billion, and that are traded
                         principally in the US. The subadviser uses several computer models to assist in the stock selection process
SUBADVISER:              AXA Rosenberg Investment Management LLC
PORTFOLIO MANAGERS:      Barr M. Rosenberg, Kenneth Reid, and Floyd Coleman
INCEPTION DATE:          October 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                                 SMALL COMPANY VALUE TRUST              RUSSELL 2000 INDEX
                                                                 -------------------------              ------------------
Sept-97                                                                   10000.00                           10000.00
Oct-97                                                                     9512.00                            9728.00
Nov-97                                                                     9496.00                            9835.00
Dec-97                                                                     9552.00                            9665.00
Jan-98                                                                     9368.00                            9512.00
Feb-98                                                                    10032.00                           10216.00
Mar-98                                                                    10448.00                           10637.00
Apr-98                                                                    10622.00                           10696.00
May-98                                                                    10141.00                           10120.00
Jun-98                                                                     9965.00                           10141.00
Jul-98                                                                     9213.00                            9320.00
Aug-98                                                                     7652.00                            7510.00
Sept-98                                                                    8140.00                            8098.00
Oct-98                                                                     8164.00                            8428.00
Nov-98                                                                     8677.00                            8870.00
Dec-98                                                                     9101.00                            9419.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return     Cumulative Total Return
                                                              -------------------------------------------------------
                                                                                 Since                 Since
              Periods Ending December 31, 1998                 1 Year          Inception             Inception
Russell 2000 Index*                                            -2.55%            -4.68%               -5.81%
Small Company Value Trust (at net asset value)                 -4.72%            -7.28%               -8.99%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: During 1998, the Small Company Value Trust declined 4.72%, compared to the 2.55% decline for the Russell 2000 Index.

ENVIRONMENT: Small capitalization stocks continued to trail large cap stocks during 1998. The 31.2% spread between the returns of the S&P 500 and the Russell 2000 was the second largest large cap outperformance since 1926 (only 1929 was wider). Within the small cap segment, a fourth quarter surge pushed small cap growth stocks almost 8% above small cap value stocks by year end. Because of the Trust's value characteristics, this growth environment hurt the relative performance of the Trust, especially during the fourth quarter. The Trust's higher average book-to-price profile and less actively traded holdings, compared to the Russell 2000, hurt performance the most during 1998.

OUTLOOK: The strategy of the Small Company Value Trust remains unchanged as we seek to outperform the benchmark Russell 2000 by identifying individual stocks that are undervalued relative to similar stocks. We do not attempt to earn this outperformance by predicting the direction and timing the market or by betting on individual industries or sectors. Thus, the Trust will be fully invested at all times and will maintain industry and sector weightings similar to the Russell 2000 Index.

                                  EQUITY TRUST

INVESTMENT OBJECTIVE &   To achieve growth of capital by investing the Trust's assets
  POLICIES:              primarily in common stocks of US issuers or securities
                         convertible into or that carry the right to buy common
                         stocks. Although current income is a secondary objective,
                         growth of income may accompany growth of capital.
SUBADVISER:              Fidelity Management Trust Company
PORTFOLIO MANAGERS:      Katherine Collins and Richard B. Fentin
INCEPTION DATE:          June 18, 1985+

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                      EQUITY TRUST                S&P 500 INDEX               BLENDED INDEX
                                                      ------------                -------------               -------------
                                                          10000                       10000                       10000
                                                          10034                       10311                       10311
                                                          10077                       10284                       10284
                                                           9952                       10221                       10221
                                                           9549                        9893                        9893
                                                           9916                       10336                       10336
                                                          10452                       11076                       11076
Dec. 1985                                                 10889                       11593                       11593
                                                          11153                       11644                       11644
                                                          11718                       12530                       12530
                                                          12121                       13224                       13224
                                                          11735                       13060                       13060
                                                          12179                       13777                       13777
                                                          12544                       14006                       14006
                                                          12598                       13209                       13209
                                                          13486                       14197                       14197
                                                          12808                       13030                       13030
                                                          13095                       13754                       13754
                                                          13191                       14107                       14106
Dec. 1986                                                 12904                       13734                       13734
                                                          14730                       15579                       15579
                                                          16069                       16222                       16222
                                                          16487                       16663                       16663
                                                          16711                       16517                       16517
                                                          16966                       16687                       16687
                                                          17583                       17519                       17519
                                                          18465                       18392                       18392
                                                          18988                       19100                       19100
                                                          18552                       18680                       18680
                                                          13390                       14660                       14660
                                                          12559                       13459                       13459
Dec. 1987                                                 13791                       14452                       14452
                                                          13963                       15070                       15070
                                                          15039                       15778                       15778
                                                          15381                       15301                       15301
                                                          15770                       15467                       15467
                                                          15748                       15587                       15587
                                                          16615                       16311                       16310
                                                          16329                       16245                       16245
                                                          15792                       15708                       15708
                                                          16450                       16374                       16374
                                                          16735                       16821                       16820
                                                          16274                       16582                       16582
Dec. 1988                                                 16648                       16882                       16882
                                                          17921                       18102                       18102
                                                          17515                       17652                       17652
                                                          17649                       18068                       18068
                                                          18626                       19001                       19000
                                                          19526                       19764                       19764
                                                          19204                       19658                       19658
                                                          20736                       21423                       21423
                                                          22158                       21836                       21836
                                                          22014                       21751                       21751
                                                          20903                       21244                       21244
                                                          21070                       21686                       21686
Dec. 1989                                                 21258                       22198                       22198
                                                          19526                       20709                       20709
                                                          19892                       20976                       20976
                                                          20525                       21527                       21527
                                                          20010                       20996                       20996
                                                          21483                       23043                       23043
                                                          21119                       22881                       22881
                                                          20622                       22808                       22808
                                                          18305                       20749                       20749
                                                          17328                       19728                       19728
                                                          17080                       19655                       19655
                                                          18040                       20921                       20920
Dec. 1990                                                 18752                       21494                       21494
                                                          19546                       22444                       22444
                                                          20721                       24051                       24051
                                                          21119                       24623                       24623
                                                          21341                       24692                       24692
                                                          22218                       25749                       25749
                                                          21324                       24572                       24572
                                                          22100                       25722                       25722
                                                          22572                       26327                       26327
                                                          22184                       25895                       25895
                                                          22555                       26242                       26242
                                                          21290                       25182                       25182
Dec. 1991                                                 22116                       28060                       28060
                                                          22690                       27538                       27538
                                                          22858                       27891                       27891
                                                          21729                       27344                       27344
                                                          21170                       28140                       28140
                                                          21119                       28292                       28292
                                                          20504                       27881                       27881
                                                          21239                       29005                       29005
                                                          20743                       28419                       28419
                                                          21051                       28746                       28746
                                                          21922                       28849                       28849
                                                          23238                       29822                       29822
Dec. 1992                                                 23870                       30212                       30212
                                                          24519                       30433                       30433
                                                          23784                       30844                       30844
                                                          24588                       31507                       31507
                                                          24109                       30735                       30735
                                                          25856                       31565                       31565
                                                          26052                       31669                       31669
                                                          25571                       31520                       31520
                                                          26641                       32721                       32721
                                                          27532                       32479                       32479
                                                          27818                       33138                       33138
                                                          27104                       32827                       32827
Dec. 1993                                                 27764                       33230                       33230
                                                          28798                       34344                       34344
                                                          28584                       33416                       33416
                                                          27407                       31963                       31963
                                                          27748                       32378                       32378
                                                          27409                       32906                       32906
                                                          26166                       32093                       32093
                                                          26750                       33156                       33155
                                                          28087                       34505                       34505
                                                          27447                       33673                       33673
                                                          28407                       34445                       34444
                                                          27428                       33180                       33180
Dec. 1994                                                 27616                       33665                       33665
                                                          27409                       34540                       34540
                                                          28501                       35880                       35880
                                                          29594                       36942                       36942
                                                          30955                       38017                       38017
                                                          32112                       39519                       39519
                                                          34672                       40448                       40448
                                                          37442                       41795                       41795
                                                          37840                       41908                       41907
                                                          38997                       43664                       43663
                                                          38864                       43511                       43510
                                                          39832                       45425                       45425
Dec. 1995                                                 39433                       46266                       46265
                                                          40439                       47857                       47857
                                                          41387                       48316                       48316
                                                          41785                       48780                       48780
                                                          43248                       49497                       49497
                                                          44589                       50774                       50774
                                                          43751                       50983                       50982
                                                          41007                       48714                       48714
                                                          42515                       49747                       49746
                                                          44756                       52542                       52542
                                                          45175                       53982                       53982
                                                          47688                       58079                       58079
Dec. 1996                                                 47374                       56941                       56941
                                                          50181                       60477                       60477
                                                          48233                       60967                       60967
                                                          45217                       58431                       58430
                                                          47164                       61919                       61919
                                                          50659                       65721                       65720
                                                          52261                       68652                       68652
                                                          56071                       74103                       74378
                                                          55125                       69983                       73571
                                                          57700                       73818                       77769
                                                          54258                       71352                       74744
                                                          55283                       74656                       76523
Dec. 1997                                                 56492                       75940                       78631
                                                          56334                       76699                       77151
                                                          60827                       82068                       83182
                                                          63744                       86172                       87128
                                                          64122                       87033                       87346
                                                          62345                       85293                       84642
                                                          63106                       88704                       85814
                                                          60568                       87817                       81722
                                                          50003                       75523                       68651
                                                          51716                       80054                       73094
                                                          56348                       86459                       78078
                                                          58950                       91646                       81775
Dec. 1998                                                 61806                       97145                       86571

                               PERFORMANCE TABLE

                                               Average Annual Total Return                   Cumulative Total Return
                                   ----------------------------------------------------   -----------------------------
                                                                 Since        Since+                            Since
Periods Ending December 31, 1998   1 Year   5 Year   10 Year   Inception   Dec 13, 1991   5 Year    10 Year   Inception
Blended Index*+                    10.10%   21.11%   17.76%     17.22%        19.05%      160.52%   412.81%    765.71%
S&P 500 Index                      28.58%   24.06%   19.19%     18.22%        21.00%      193.83%   478.38%    871.45%
Equity Trust (at net asset value)   9.41%   17.36%   14.02%     14.40%        16.06%      122.61%   271.26%    518.06%

+ Current subadviser assignment became effective December 13, 1991.
* Blended Index reflects change from S&P 500 Index to the Russell MidCap Index as primary benchmark, effective July 1997. This change was made to more accurately reflect the investment style of the portfolio.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the 1998 year, the Equity Trust returned 9.41% compared to 10.10% for the blended index.

ENVIRONMENT: The strongest contributor to performance for the Trust came from capital goods holdings (including technology). This sector returned 49% for the Trust, compared to 27% for the Russell MidCap Index. However, the Trust was underweighted relative to the benchmark, which held back performance. Financial services holdings were the second best contributor to the Trust, returning 19% versus a 7% gain for the Russell MidCap Index. Our underweighting in consumer durable positions detracted from performance. Consumer durable positions returned 16% while the Russell MidCap Index consumer nondurable sector was up 18%. The largest detractor to performance was our overweighting position in intermediate holdings. These stocks were down 9%, while intermediate stocks in the Russell Midcap Index declined only 6%.

OUTLOOK: While we do not expect the stock market to match the performance of the last few years, our outlook for 1999 remains cautiously optimistic. Although growth rates will likely moderate, lower interest rates should drive economic growth, leading to good corporate profit growth.

                                  GROWTH TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing, under
  POLICIES:              normal market conditions, at least 65% of the Trust's total assets in common stocks of well established, high-quality
                         growth companies that the subadviser believes have the
                         potential to increase earnings faster than the rest of the market.
SUBADVISER:              Founders Asset Management LLC
PORTFOLIO MANAGER:       Scott Chapman and Thomas Arrington
INCEPTION DATE:          July 15, 1996

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                           RUSSELL 1000
                                              GROWTH          S&P 500
                           GROWTH TRUST       INDEX            INDEX
                           ------------    ------------       ------
June 1996                      10000           10000           10000
                                9936            9830           10210
                               10304           10084           10426
September 1996                 10808           10818           11012
                               10768           10883           11314
                               11400           11700           12173
December 1996                  11053           11471           11934
                               11697           12275           12675
                               11432           12191           12778
March 1997                     11077           11532           12247
                               11593           12297           12978
                               12293           13185           13774
June 1997                      12937           13713           14389
                               14056           14925           15531
                               13412           14052           14668
September 1997                 14081           14743           15472
                               13485           14198           14955
                               13598           14801           15647
December 1997                  13855           14967           15916
                               14016           15414           16093
                               14894           16573           17253
March 1998                     15658           17235           18137
                               15892           17473           18320
                               15657           16976           18005
June 1998                      16503           18015           18736
                               16269           17896           18537
                               13621           15210           15857
September 1998                 14442           16378           16873
                               15330           17695           18245
                               16009           19042           19351
December 1998                  17173           20759           20465


June 1996
September 1996
December 1996
March 1997
June 1997
September 1997
December 1997
March 1998
June 1998
September 1998
December 1998

                               PERFORMANCE TABLE

                                   Average Annual Total Return   Cumulative Total Return
                                                      Since               Since
 Period Ending December 31, 1998   1 Year           Inception           Inception
S&P 500 Index                      28.58%             33.17%             104.65%
Russell 1000 Growth Index*         38.82%             33.93%             107.59%
Growth Trust (at net asset value)  23.95%             24.59%              71.73%

* The Russell 1000 Growth Index was added to more accurately reflect the investment objective of the Growth Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The Growth Trust produced a total return of 23.95% for the year, while the Russell 1000 Growth Index returned 38.82%.

ENVIRONMENT: The Trust benefited from its holdings in certain telecommunications and consumer holdings. It had a modest relative weight in the booming technology sector and was underweighted in drugs, a sector that investors valued because of its earnings predictability and stability. The Trust's financial securities were somewhat hurt as investors fretted over Russia's effective loan default and the near collapse of hedge fund Long Term Capital Management LP. Lastly, the Trust held some mid cap companies that did not keep up with the giant cap names that led the market higher in 1998.

OUTLOOK: We are identifying excellent growth companies at reasonable prices and our long-term outlook is positive. We are bullish on growth stocks and the overall economic environment for the following reasons:

- The US economy, while slowing, is still healthy and is underpinned by buoyant domestic consumption.

- Corporate profits, while slowing, may still grow at a mid-single digit rate in 1999.

- Consumer confidence is high with rising wages, plenty of jobs, and a robust housing market.

- Inflation is benign; the real rate of interest (net of inflation) is still above the historical average and prospects are good for further federal interest rate cuts.

- The federal budget is generating a surplus for the first time in 30 years.

In this environment, we believe our research will help us find companies that have durable franchises, that can be all-weather performers, that have global industry leadership with financial strength, and may be worth more in the future.

                           QUANTITATIVE EQUITY TRUST

INVESTMENT OBJECTIVE     To achieve intermediate and long-term growth through capital
  & POLICIES:            appreciation and current income by investing the Trust's
                         assets in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Mark Schmeer and Rhonda Chang
INCEPTION DATE:          April 30, 1987

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                                 QUANTITATIVE EQUITY TRUST                S&P 500 INDEX
                                                                 -------------------------                -------------
                                                                          10000.00                           10000.00
                                                                           9935.00                           10103.00
                                                                          10285.00                           10607.00
                                                                          10570.00                           11135.00
                                                                          11328.00                           11564.00
                                                                          11144.00                           11310.00
                                                                           8317.00                            8876.00
                                                                           7796.00                            8149.00
December 1987                                                              8502.00                            8750.00
                                                                           8500.00                            9124.00
                                                                           8982.00                            9553.00
                                                                           8682.00                            9264.00
                                                                           8834.00                            9364.00
                                                                           8893.00                            9437.00
                                                                           9387.00                            9875.00
                                                                           9076.00                            9836.00
                                                                           8923.00                            9510.00
                                                                           9282.00                            9913.00
                                                                           9249.00                           10184.00
                                                                           9136.00                           10039.00
December 1988                                                              9340.00                           10221.00
                                                                           9854.00                           10960.00
                                                                           9775.00                           10687.00
                                                                          10154.00                           10939.00
                                                                          10671.00                           11504.00
                                                                          11150.00                           11966.00
                                                                          10875.00                           11902.00
                                                                          11772.00                           12971.00
                                                                          11836.00                           13221.00
                                                                          12001.00                           13169.00
                                                                          11629.00                           12862.00
                                                                          11963.00                           13130.00
December 1989                                                             12203.00                           13440.00
                                                                          11352.00                           12538.00
                                                                          11576.00                           12700.00
                                                                          11820.00                           13034.00
                                                                          11592.00                           12712.00
                                                                          12532.00                           13951.00
                                                                          12558.00                           13854.00
                                                                          12578.00                           13809.00
                                                                          11650.00                           12562.00
                                                                          11125.00                           11944.00
                                                                          10979.00                           11900.00
                                                                          11482.00                           12666.00
December 1990                                                             11707.00                           13013.00
                                                                          12333.00                           13589.00
                                                                          13047.00                           14562.00
                                                                          13207.00                           14908.00
                                                                          13172.00                           14950.00
                                                                          13927.00                           15590.00
                                                                          13102.00                           14877.00
                                                                          14004.00                           15574.00
                                                                          14391.00                           15940.00
                                                                          14074.00                           15678.00
                                                                          14361.00                           15888.00
                                                                          13567.00                           15246.00
December 1991                                                             15240.00                           16989.00
                                                                          15364.00                           16673.00
                                                                          15498.00                           16886.00
                                                                          14748.00                           16555.00
                                                                          14623.00                           17037.00
                                                                          14950.00                           17129.00
                                                                          14528.00                           16881.00
                                                                          15189.00                           17561.00
                                                                          14701.00                           17206.00
                                                                          15080.00                           17404.00
                                                                          15364.00                           17467.00
                                                                          16107.00                           18056.00
December 1992                                                             16165.00                           18292.00
                                                                          16578.00                           18426.00
                                                                          16737.00                           18674.00
                                                                          16997.00                           19076.00
                                                                          16827.00                           18609.00
                                                                          17355.00                           19111.00
                                                                          17364.00                           19174.00
                                                                          17426.00                           19084.00
                                                                          18084.00                           19811.00
                                                                          18031.00                           19664.00
                                                                          18235.00                           20064.00
                                                                          18100.00                           19875.00
December 1993                                                             18332.00                           20119.00
                                                                          19084.00                           20793.00
                                                                          18539.00                           20232.00
                                                                          17424.00                           19352.00
                                                                          17644.00                           19604.00
                                                                          17699.00                           19923.00
                                                                          17123.00                           19431.00
                                                                          17841.00                           20074.00
                                                                          18560.00                           20891.00
                                                                          18237.00                           20388.00
                                                                          18392.00                           20855.00
                                                                          17588.00                           20089.00
December 1994                                                             17560.00                           20382.00
                                                                          17662.00                           20912.00
                                                                          18271.00                           21724.00
                                                                          18625.00                           22367.00
                                                                          18639.00                           23018.00
                                                                          19083.00                           23927.00
                                                                          19603.00                           24489.00
                                                                          20289.00                           25305.00
                                                                          20294.00                           25373.00
                                                                          21309.00                           26436.00
                                                                          21190.00                           26344.00
                                                                          22190.00                           27503.00
December 1995                                                             22693.00                           28012.00
                                                                          23257.00                           28975.00
                                                                          23645.00                           29253.00
                                                                          23674.00                           29534.00
                                                                          24157.00                           29968.00
                                                                          24680.00                           30741.00
                                                                          24612.00                           30868.00
                                                                          23275.00                           29494.00
                                                                          24059.00                           30119.00
                                                                          25311.00                           31812.00
                                                                          26104.00                           32684.00
                                                                          27483.00                           35164.00
December 1996                                                             26762.00                           34475.00
                                                                          28291.00                           36616.00
                                                                          28446.00                           36912.00
                                                                          27334.00                           35377.00
                                                                          28677.00                           37489.00
                                                                          30299.00                           39791.00
                                                                          31611.00                           41565.00
                                                                          34437.00                           44866.00
                                                                          33032.00                           42371.00
                                                                          34901.00                           44693.00
                                                                          33295.00                           43200.00
                                                                          34067.00                           45201.00
December 1997                                                             34746.00                           45978.00
                                                                          34731.00                           46488.00
                                                                          37263.00                           49840.00
                                                                          39163.00                           52392.00
                                                                          39428.00                           52921.00
                                                                          38470.00                           52011.00
                                                                          39845.00                           54123.00
                                                                          38940.00                           53549.00
                                                                          33161.00                           45806.00
                                                                          35180.00                           48742.00
                                                                          37931.00                           52705.00
                                                                          40228.00                           55898.00
December 1998                                                             43901.00                           59118.00

                               PERFORMANCE TABLE

                                                       Average Annual Total Return               Cumulative Total Return
                                                  -------------------------------------------------------------------------
                                                                                 Since                              Since
       Periods Ending December 31, 1998           1 Year   5 Year   10 Year    Inception      5 Year    10 Year   Inception
S&P 500 Index*                                    28.58%   24.06%    19.19%     16.45%        193.83%   478.38%    491.78%
Quantitative Equity Trust (at net asset value)    26.35%   19.08%    16.74%     13.52%        139.48%   370.05%    339.01%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1998, the Quantitative Equity Trust returned 26.35%, underperforming the S&P 500, which returned 28.58%.

ENVIRONMENT: Large caps significantly outperformed small and mid cap stocks. The Trust's small investment in mid cap stocks contributed negatively to performance. Growth and momentum outperformed value, with high growth technology stocks leading the way. High yield energy stocks continued to underperform as oil prices collapsed to 12-year lows.

OUTLOOK: The US economy appears healthy heading into 1999. Personal income is growing faster than inflation, consumer sentiment is strong, inflation is under control, and the strong stock market has greatly benefited consumer wealth. The Euro should benefit Europe, allowing for greater exports. There are some areas of concern, however, with the most obvious being Asia. However, that crisis appears to be improving somewhat, and its impact on the US economy has been less negative than some analysts had originally forecast. A sharp correction in the stock market could negatively affect consumer confidence and spending. We expect the economy to grow more slowly than it has in recent quarters, and for inflation to remain low. At year-end, the equity valuations, while expensive, were not at levels that would suggest a bear market is imminent. The sharp decline in interest rates bodes well for equity markets. The economic forecast of modest growth and low inflation has historically been favorable for equities. The Trust continues to hold both high dividend and growth stocks. The high dividend stocks offer protection in market downturns, while growth stocks do well in rising markets. The Trust continues to invest in high quality leadership companies that exhibit attractive growth, momentum and valuation characteristics.

                               EQUITY INDEX TRUST

INVESTMENT OBJECTIVE     To approximate the aggregate total return of publicly traded
  & POLICIES:            common stocks included in the Standard & Poor's Composite
                         Stock Price Index (the S&P 500 Index). The Trust is designed to provide an economical and convenient means of maintaining a widely diversified investment in the United States equity market as part of an overall investment strategy. The Trust is not actively managed; rather, the subadviser tries to
                         match the S&P 500 Index's performance by investing the
                         portfolio's assets in common stocks included in the S&P 500
                         Index in their approximate respective market value
                         weightings.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Les Grober and Brett Hryb
INCEPTION DATE:          February 14, 1996

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                               EQUITY INDEX TRUST     S&P 500 INDEX
                               ------------------     -------------
January 1996                        10000.00            10000.00
                                     9740.00             9759.00
March 1996                           9895.00             9853.00
                                    10038.00             9998.00
                                    10283.00            10255.00
June 1996                           10369.00            10298.00
                                     9888.00             9839.00
                                    10069.00            10048.00
September 1996                      10633.00            10613.00
                                    10951.00            10903.00
                                    11749.00            11731.00
December 1996                       11486.00            11501.00
                                    12206.00            12215.00
                                    12303.00            12314.00
March 1997                          11733.00            11802.00
                                    12475.00            12506.00
                                    13281.00            13274.00
June 1997                           13807.00            13866.00
                                    14946.00            14967.00
                                    14130.00            14135.00
September 1997                      14871.00            14910.00
                                    14441.00            14412.00
                                    15054.00            15079.00
December 1997                       15337.00            15338.00
                                    15533.00            15509.00
                                    16627.00            16627.00
March 1998                          17475.00            17478.00
                                    17656.00            17655.00
                                    17343.00            17351.00
June 1998                           18032.00            18055.00
                                    17831.00            17864.00
                                    15264.00            15281.00
September 1998                      16266.00            16260.00
                                    17581.00            17582.00
                                    18645.00            18648.00
December 1998                       19718.00            19722.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return          Cumulative Total Return
                                                                                 Since                      Since
              Periods Ending December 31, 1998                1 Year           Inception                  Inception
S&P 500 Index                                                 28.58%             26.22%                    97.22%
Equity Index Trust (at net asset value)                       28.56%             26.59%                    97.18%

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1998, the Equity Index Trust returned 28.56%, compared to the S&P 500 Index that returned 28.58%.

ENVIRONMENT: Throughout 1998 domestic stock markets were characterized by extreme volatility, with most major stock indices repeatedly hitting record highs. Despite the market weakness in the summer months that saw a decline in the S&P 500 Index of over 16% from the high, stocks rose strongly at the end of the third quarter and throughout the fourth quarter. Several key events impacted the markets in 1998, including the impeachment proceedings in Washington, international economic uncertainty, and record mergers across several sectors. Technology was the strongest sector in 1998, outperforming the broader index.

OUTLOOK: Over the next year, the US economy is expected to grow modestly. Inflation and interest rates should remain at low levels. Under this scenario, stocks should continue to rise, but at a more moderate pace.

                             BLUE CHIP GROWTH TRUST

INVESTMENT OBJECTIVE &   To provide long-term growth of capital by investing at least
  POLICIES:              65% of the Trust's total assets in the common stocks of
                         large and medium blue chip companies as defined by the
                         subadviser. These are firms that the portfolio believes are well established and have the potential for above-average
                         earnings growth. Current income is a secondary objective
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGERS:      Larry J. Puglia, Brian W.H. Berghuis, Thomas H. Broadus,
                         Jr., Robert W. Smith, Thomas J. Huber, and William J.
                         Stromberg
INCEPTION DATE:          December 11, 1992*

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                                   BLUE CHIP GROWTH TRUST                 S&P 500 INDEX
                                                                   ----------------------                 -------------
                                                                          10000.00                           10000.00
December 1992                                                              9930.00                           10064.00
                                                                           9930.00                           10137.00
                                                                           9530.00                           10274.00
                                                                           9590.00                           10495.00
                                                                           8832.00                           10238.00
                                                                           9112.00                           10515.00
                                                                           9052.00                           10549.00
                                                                           8782.00                           10500.00
                                                                           9102.00                           10900.00
                                                                           9102.00                           10819.00
                                                                           9332.00                           11039.00
                                                                           9393.00                           10935.00
December 1993                                                              9553.00                           11069.00
                                                                           9663.00                           11440.00
                                                                           9473.00                           11131.00
                                                                           8962.00                           10647.00
                                                                           9114.00                           10786.00
                                                                           9064.00                           10961.00
                                                                           8702.00                           10691.00
                                                                           8933.00                           11044.00
                                                                           9476.00                           11494.00
                                                                           9275.00                           11217.00
                                                                           9365.00                           11474.00
                                                                           9164.00                           11053.00
December 1994                                                              9094.00                           11214.00
                                                                           9305.00                           11506.00
                                                                           9506.00                           11952.00
                                                                           9787.00                           12306.00
                                                                           9922.00                           12664.00
                                                                          10235.00                           13164.00
                                                                          10659.00                           13474.00
                                                                          11103.00                           13922.00
                                                                          11093.00                           13960.00
                                                                          11416.00                           14545.00
                                                                          11244.00                           14494.00
                                                                          11577.00                           15132.00
December 1995                                                             11507.00                           15411.00
                                                                          11890.00                           15942.00
                                                                          12173.00                           16095.00
                                                                          12264.00                           16249.00
                                                                          12756.00                           16488.00
                                                                          13252.00                           16913.00
                                                                          13120.00                           16983.00
                                                                          12260.00                           16227.00
                                                                          12725.00                           16571.00
                                                                          13728.00                           17502.00
                                                                          13677.00                           17982.00
                                                                          14689.00                           19347.00
December 1996                                                             14487.00                           18968.00
                                                                          15094.00                           20145.00
                                                                          15115.00                           20309.00
                                                                          14426.00                           19464.00
                                                                          15067.00                           20626.00
                                                                          15937.00                           21892.00
                                                                          16599.00                           22869.00
                                                                          17850.00                           24684.00
                                                                          17040.00                           23312.00
                                                                          17862.00                           24589.00
                                                                          17445.00                           23768.00
                                                                          17984.00                           24869.00
December 1997                                                             18389.00                           25296.00
                                                                          18597.00                           25577.00
                                                                          20007.00                           27421.00
                                                                          20914.00                           28825.00
                                                                          21131.00                           29116.00
                                                                          20606.00                           28615.00
                                                                          21543.00                           29777.00
                                                                          21306.00                           29462.00
                                                                          17871.00                           25201.00
                                                                          18933.00                           26817.00
                                                                          20569.00                           28997.00
                                                                          21830.00                           30754.00
December 1998                                                             23629.00                           32526.00

                               PERFORMANCE TABLE

                                                                      Average Annual Total               Cumulative Total
                                                                             Return                           Return
                                                            -----------------------------------------   -------------------
                                                                              Since        Since*                  Since
             Periods Ending December 31, 1998               1 Year  5 Year  Inception    Oct. 1, 1996   10 Year  Inception
S&P 500 Index                                               28.58%  24.06%   21.40%         31.71%      193.83%   225.26%
Blue Chip Growth Trust (at net asset value)                 28.49%  19.86%   15.26%         27.59%      147.35%   136.29%

* Current subadvisor assignment became effective October 1, 1996.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: In 1998, the Blue Chip Growth Trust return of 28.49% slightly underperformed the 28.58% return of the S&P 500 Index.

ENVIRONMENT: The past 12 months were dramatic for equities, with a harsh third quarter correction sandwiched between a solid first half expansion and a strong rally at the end of the year. Although share prices were volatile during the year, the Trust benefited from holdings in many sectors. The key was our stock picking approach, which emphasized stable earnings, growth characteristics, and strong management. These efforts fit well with the market's recent preference for relatively reliable, high-quality investments. Exposure to holdings in consumer services, and business and transportation sectors significantly contributed to the Trust's performance. The technology sector as a whole also outperformed, benefiting from a remarkable rally in Internet stocks. In contrast, the consumer cyclical sector was the worst-performing sector during the year. Our investment strategy continues to focus on maintaining positions in core holdings, as long as the fundamentals remain strong and the valuations are reasonable.

OUTLOOK: We believe the market faces several challenges, including the persistent risk of a global economic slowdown. Nonetheless, the overall environment for US equities continues to be positive. On balance, the primary challenge for stock performance may be the fact that stocks have already performed so well and appear expensive by all conventional measures. We believe we can enhance returns and lower risk over time by buying, at reasonable valuations, shares of companies with leading market positions, seasoned management, strong financial fundamentals, and the ability to generate earnings growth regardless of the environment.

                                      xviii

                          REAL ESTATE SECURITIES TRUST

INVESTMENT OBJECTIVE &   To achieve a combination of long-term capital appreciation
  POLICIES:              and current income by investing in real estate-related
                         equity and debt securities. The Trust will invest
                         principally in real estate investment trusts (REITs) and
                         equity and fixed income securities issued by companies that invest in real estate or related interests
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Mark Schmeer and Les Grober
INCEPTION DATE:          April 30, 1987

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                                               MORGAN STANLEY REIT
                                             REAL ESTATE SECURITIES TRUST             INDEX                   NAREIT INDEX
                                             ----------------------------      -------------------            ------------
                                                       10000.00                                                 10000.00
December 1987                                           9158.00                                                  8707.00
                                                        9694.00                                                  9888.00
December 1988                                          10231.00                                                  9695.00
                                                       10704.00                                                 10055.00
December 1989                                          11176.00                                                  9520.00
                                                       10923.00                                                  8930.00
December 1990                                          10670.00                                                  7868.00
                                                       12862.00                                                  9864.00
December 1991                                          15054.00                                                 10676.00
                                                       16657.00                                                 11018.00
December 1992                                          18260.00                                                 11976.00
                                                       20325.00                                                 13865.00
December 1993                                          22389.00                                                 14197.00
                                                       22079.00                                                 14724.00
December 1994                                          21770.00                     21770.00                    14311.00
                                                       23418.00                     22611.00                    15424.00
December 1995                                          25066.00                     24579.00                    16931.00
                                                       26577.00                     26145.00                    18139.00
December 1996                                          33761.00                     33402.00                    22984.00
                                                       35514.00                     35125.00                    24357.00
December 1997                                          39975.00                     39607.00                    27322.00
                                                       38104.00                     37595.00                    25915.00
December 1998                                          33402.00                     32912.00                    22180.00

                               PERFORMANCE TABLE

                                                             Average Annual Total Return           Cumulative Total Return
                                                        --------------------------------------   ---------------------------
                                                                                      Since                         Since
           Periods Ending December 31, 1998             1 Year   5 Year   10 Year   Inception    5 Year  10 Year  Inception
Morgan Stanley REIT Index *+++                          -16.90%    n/a       n/a      10.89%        n/a      n/a    51.18%
NAREIT Index                                            -18.82%  9.33%     8.63%       7.07%     56.23%  128.76%   121.80%
Real Estate Securities Trust (at net asset value)       -16.44%  8.33%    12.56%      10.89%     49.19%  226.49%   234.02%

++ The Morgan Stanley REIT Index commenced on December 30, 1994, therefore the 5 year return period is not applicable for this index.
+ The cumulative since inception return for the Morgan Stanley REIT Index is for the period December 30, 1994 to December 31, 1998.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year, the Real Estate Securities Trust declined 16.44%, outperforming the Morgan Stanley REIT Index which fell 16.90%.

ENVIRONMENT: After seven years of positive returns, the REIT bull market came to a grinding halt in 1998 as prices fell by 16.90%, including dividends. Weighing on investor sentiment were concerns over acquisition prices, as well as signs that development activity had intensified. An overwhelming supply of secondary offerings, in the form of both debt and equity, helped to keep a tight lid on REIT prices. With prices below valuation, the management of several REITs tried desperately to increase shareholder value. This brought on a wave of mergers and acquisitions throughout the year in almost every property sector. Relative outperformance during the year was aided by the Trust's underweighting in the volatile hotel sector, where prices fell an average of 39%. Overweight positions in the retail and residential sectors also aided relative performance.

OUTLOOK: Currently, REIT valuations are extremely attractive. REITs provide investors with defensive characteristics and continue to be an excellent diversification tool. The most attractive aspect of the Real Estate Securities Trust is its exceptionally high dividend yield. Currently, the Trust's weighted average yield is 7.5%, roughly five times that of the S&P 500 and nearly 1.5 times that of long Government bond yields. We expect the dividend payments for the REITs in the Trust to grow at a rate of at least 6% in the coming year. Accordingly, we feel the income generated by this fund presents an attractive investment opportunity, one that should fare well versus bonds and versus stocks in the event of a market correction.

                                  VALUE TRUST

INVESTMENT OBJECTIVE:    To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk by investing the Trust's assets primarily in common and
                         preferred stocks, convertible securities, rights and
                         warrants to purchase common stocks, ADRs and other equity
                         securities of companies with equity capitalizations usually greater than $300 million. The subadviser seeks equity
                         securities it believes to be undervalued relative to the
                         stock market in general, as measured by the S&P 500 Index, based on value measures such as price/earnings and
                         price/book ratios, as well as fundamental research
SUBADVISER:              Miller Anderson & Sherrerd, LLP
PORTFOLIO MANAGERS:      Robert J. Marcin, Richard M. Behler, and Nicholas J. Kovich
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                       VALUE TRUST                S&P 500 INDEX           RUSSELL MIDCAP VALUE
                                                       -----------                -------------           --------------------
'Dec-96'                                                10000.00                    10000.00                    10000.00
'Jan-97'                                                10328.00                    10625.00                    10314.00
'Feb-97'                                                10464.00                    10708.00                    10489.00
'Mar-97'                                                10144.00                    10268.00                    10170.00
'Apr-97'                                                10536.00                    10881.00                    10427.00
'May-97'                                                11168.00                    11543.00                    11041.00
'Jun-97'                                                11576.00                    12061.00                    11451.00
'Jul-97'                                                12232.00                    13021.00                    12302.00
'Aug-97'                                                12120.00                    12291.00                    12158.00
'Sept-97'                                               12480.00                    12965.00                    12912.00
'Oct-97'                                                11904.00                    12532.00                    12519.00
'Nov-97'                                                12120.00                    13112.00                    12942.00
'Dec-97'                                                12214.00                    13338.00                    13437.00
'Jan-98'                                                11991.00                    13486.00                    13176.00
'Feb-98'                                                12882.00                    14459.00                    14056.00
'Mar-98'                                                13328.00                    15199.00                    14780.00
'Apr-98'                                                13353.00                    15352.00                    14697.00
'May-98'                                                13155.00                    15088.00                    14354.00
'Jun-98'                                                12858.00                    15701.00                    14400.00
'Jul-98'                                                12330.00                    15534.00                    13670.00
'Aug-98'                                                10563.00                    13288.00                    11748.00
'Sept-98'                                               10613.00                    14139.00                    12433.00
'Oct-98'                                                11537.00                    15289.00                    13238.00
'Nov-98'                                                12065.00                    16216.00                    13703.00
'Dec-98'                                                12003.00                    17150.00                    14120.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return      Cumulative Total Return
                                                              --------------------------------------------------------
                                                                                 Since                  Since
              Periods Ending December 31, 1998                 1 Year          Inception              Inception
S&P 500 Index*                                                28.58 %          30.95  %            71.50     %
Russell Mid Cap Value Index                                    5.08 %          18.83  %            41.20     %
Value Trust (at net asset value)                              -1.72 %           9.59  %            20.03     %

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The Value Trust declined 1.72% during 1998, compared to an increase of 5.08% for the Russell Mid Cap Value Index.

ENVIRONMENT: The past year was truly astounding for equity investors, dividing itself into the haves (mega cap growth, Internet), and the have nots (small and mid cap, economically sensitive). In this environment, the Trust's returns reflected its dedication to a low P/E investment philosophy, and its cyclical and financial sector concentration. Both stock selection and sector allocation contributed to the Trust's underperformance compared to the index. The average stock in this universe, the two lowest P/E quintiles with market capitalizations greater than $1.5 billion, returned only 2.2% for calendar year 1998. The Trust's discipline, combined with lack of attractive alternatives in other market sectors, is forcing us to retain the portfolio's significant commitment to these economically sensitive sectors. Last year's underperformance has generated significant relative valuation imbalances. Many cyclical stocks would have to double in price from current levels to simply achieve the same relative valuations they reached in the last recession of 1990-1991.

OUTLOOK: We believe that the current valuation levels and the psychology towards the cyclicals are both unsustainable. Price-to-earnings valuation discounts of 50 to 70% versus the S&P 500 Index are resolved either by the stocks appreciating or the earnings receding. While we remain uncertain of the ultimate catalysts that will encourage investors to purchase these cyclical companies again, we remain committed to our low P/E valuation discipline.

                     INTERNATIONAL GROWTH AND INCOME TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital and income by
  & POLICIES:            investing, under normal conditions, at least 65% of the
                         Trust's total assets in equity securities of foreign
                         issuers. The Trust invests primarily in common stocks and
                         other securities with equity characteristics of established companies based in developed countries outside the US,
                         although it may invest up to 15% of its assets in emerging market equity securities.
SUBADVISER:              J.P. Morgan Investment Management Inc.
PORTFOLIO MANAGERS:      Paul A. Quinsee and Andrew Cormie
INCEPTION DATE:          January 9, 1995

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [INTERNATIONAL GROWTH AND INCOME TRUST PERFORMANCE GRAPH]

                                        INTERNATIONAL GROWTH        CUSTOMIZED         85%/15% COMPOSITE       MSCI ALL COUNTRY
                                          AND INCOME TRUST          BENCHMARK                INDEX             WORLD EX US INDEX
                                        --------------------        ----------         -----------------       ----------------
Dec. 1994                                     10000.00               10000.00               10000.00               10000.00
                                               9820.00                9638.00                9707.00                9546.00
                                               9620.00                9630.00                9723.00                9494.00
Mar. 1995                                     10060.00               10172.00               10327.00               10031.00
                                              10390.00               10534.00               10689.00               10422.00
                                              10190.00               10539.00               10628.00               10376.00
Jun. 1995                                     10010.00               10412.00               10481.00               10232.00
                                              10480.00               10927.00               11042.00               10813.00
                                              10200.00               10532.00               10629.00               10438.00
Sep. 1995                                     10270.00               10718.00               10844.00               10617.00
                                              10080.00               10473.00               10610.00               10333.00
                                              10280.00               10692.00               10882.00               10576.00
Dec. 1995                                     10698.00               11079.00               11274.00               10994.00
                                              10810.00               11172.00               11294.00               11145.00
                                              10790.00               11175.00               11320.00               11145.00
Mar. 1996                                     10984.00               11359.00               11525.00               11353.00
                                              11187.00               11643.00               11805.00               11697.00
                                              11177.00               11476.00               11623.00               11521.00
Jun. 1996                                     11320.00               11545.00               11695.00               11580.00
                                              11054.00               11246.00               11440.00               11195.00
                                              11167.00               11300.00               11471.00               11261.00
Sep. 1996                                     11453.00               11543.00               11740.00               11540.00
                                              11545.00               11458.00               11673.00               11425.00
                                              11955.00               11843.00               12093.00               11865.00
Dec. 1996                                     12047.00               11721.00               11949.00               11728.00
                                              11791.00               11448.00               11548.00               11513.00
                                              11883.00               11625.00               11698.00               11724.00
Mar. 1997                                     11976.00               11612.00               11722.00               11699.00
                                              11983.00               11644.00               11762.00               11798.00
                                              12485.00               12292.00               12463.00               12526.00
Jun. 1997                                     12912.00               12888.00               13073.00               13218.00
                                              13054.00               13048.00               13240.00               13485.00
                                              12278.00               12151.00               12401.00               12424.00
Sep. 1997                                     12715.00               12734.00               13033.00               13096.00
                                              11993.00               11831.00               12225.00               11981.00
                                              11829.00               11671.00               12093.00               11831.00
Dec. 1997                                     12037.00               11769.00               12180.00               11968.00
                                              12387.00               12099.00               12673.00               12326.00
                                              13196.00               12824.00               13383.00               13148.00
Mar. 1998                                     13786.00               13154.00               13716.00               13602.00
                                              14015.00               13249.00               13844.00               13700.00
                                              13809.00               13022.00               13794.00               13451.00
Jun. 1998                                     13602.00               12963.00               13888.00               13401.00
                                              13682.00               13103.00               14013.00               13528.00
                                              11352.00               11556.00               12597.00               11620.00
Sep. 1998                                     10778.00               11455.00               12372.00               11375.00
                                              12064.00               12522.00               13526.00               12566.00
                                              12672.00               13082.00               14089.00               13242.00
Dec. 1998                                     13006.00               13488.00               14607.00               13698.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return      Cumulative Total Return
                                                              --------------------------------------------------------
                                                                                 Since                  Since
              Periods Ending December 31, 1998                 1 Year          Inception              Inception
Customized Benchmark**+                                       14.60 %           7.77  %            34.88     %
85%/15% Composite Index++                                     19.93 %           9.94  %            46.07     %
MSCI All Country World ex-US Index*                           14.46 %           8.18  %            36.98     %
International Growth and Income Trust (at net asset value)     8.04 %           6.83  %            30.06     %

 + Comprised of 75% of the return of the MSCI EAFE Index, 15% of the return of the Salomon Brothers Non-$ WGBI 10 Index, and 10% of return of the MSCI Emerging Markets Free ex Malaysia Index. In February of 1997, the 85%/15% Composite Index was adjusted to reflect the addition of the MSCI Emerging Markets Free ex-Malaysia Index. This change was made to more accurately reflect the investment objective of the International Growth and Income Fund.
 ++ Comprised of 85% of the return of the MSCI EAFE Index and 15% of the return of the Salomon Brothers Non-$ WGBI 10 Index.
 * The MSCI All Country World ex-US Index was added to more accurately reflect the investment objective of the International Growth and Income Trust.
** All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year, the International Growth and Income Trust returned 8.04%, below the return of the MSCI All Country World ex-US Index return of 14.46%.

ENVIRONMENT: International equity markets achieved a very credible return over the course of 1998 after global market turmoil turned to global market euphoria in the last quarter of the year. As the turmoil spread, the near-term earnings estimates in equity markets were questionable for developed and emerging markets around the world. In the fourth quarter, stocks were helped by moves to ease monetary policy in the US and Europe, with the Federal Reserve cutting the overnight rate twice and the European Central Bank orchestrating a coordinated rate cut. In contrast to Europe, the Japanese market fell over the year, although the strength of the Yen in the final quarter resulted in a positive return in US Dollars. Country allocation decisions were a positive influence over the period. In particular, underweighting Japan and the UK proved to be a positive decision, as did an overweight position in Continental Europe. The primary reason for the Trust's underperformance was in stock selection, particularly in the European countries. Within Europe, the markets have been very focused, rewarding growth companies, emphasizing the very largest, but not necessarily fundamentally better, value companies.

OUTLOOK: After a strong fourth quarter, international equity markets once again appear overvalued. We maintain overweight positions in Europe and continue to underweight Japan. We continue to favor Australia and New Zealand. We hold an underweight position in Latin America, especially in Brazil, and a neutral position in the Asian emerging markets.

                            GROWTH AND INCOME TRUST

INVESTMENT OBJECTIVE &   To provide long-term growth of capital and income consistent
  POLICIES:              with prudent investment risk by investing the Trust's assets primarily in common stocks of US issuers the subadviser
                         believes are of high quality. The portfolio may also invest in securities convertible into or that carry the right to
                         buy common stocks. The Trust may also invest up to 20% of
                         its assets in foreign securities.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGER:       Matthew E. Megargel
INCEPTION DATE:          April 23, 1991

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [PERFORMANCE GRAPH]

                                                                  GROWTH AND INCOME TRUST                 S&P 500 INDEX
                                                                  -----------------------                 -------------
March 1991                                                                10000.00                           10000.00
                                                                           9940.00                           10257.00
                                                                          10270.00                           10696.00
                                                                           9950.00                           10207.00
                                                                          10330.00                           10685.00
                                                                          10570.00                           10936.00
                                                                          10380.00                           10757.00
                                                                          10530.00                           10901.00
                                                                          10040.00                           10460.00
December 1991                                                             11080.00                           11656.00
                                                                          10810.00                           11439.00
                                                                          10980.00                           11586.00
                                                                          10740.00                           11359.00
                                                                          10921.00                           11689.00
                                                                          10982.00                           11752.00
                                                                          10921.00                           11582.00
                                                                          11376.00                           12049.00
                                                                          11305.00                           11805.00
                                                                          11588.00                           11941.00
                                                                          11668.00                           11984.00
                                                                          11981.00                           12388.00
December 1992                                                             12213.00                           12550.00
                                                                          12375.00                           12642.00
                                                                          12435.00                           12812.00
                                                                          12829.00                           13088.00
                                                                          12567.00                           12767.00
                                                                          12814.00                           13112.00
                                                                          12844.00                           13155.00
                                                                          12793.00                           13093.00
                                                                          13204.00                           13592.00
                                                                          13162.00                           13492.00
                                                                          13388.00                           13765.00
                                                                          13121.00                           13636.00
December 1993                                                             13388.00                           13804.00
                                                                          13850.00                           14266.00
                                                                          13706.00                           13881.00
                                                                          13193.00                           13277.00
                                                                          13337.00                           13450.00
                                                                          13569.00                           13669.00
                                                                          13252.00                           13331.00
                                                                          13812.00                           13773.00
                                                                          14224.00                           14333.00
                                                                          13960.00                           13988.00
                                                                          14171.00                           14308.00
                                                                          13527.00                           13783.00
December 1994                                                             13770.00                           13984.00
                                                                          13780.00                           14348.00
                                                                          14340.00                           14905.00
                                                                          14678.00                           15346.00
                                                                          15150.00                           15792.00
                                                                          15639.00                           16416.00
                                                                          15965.00                           16802.00
                                                                          16421.00                           17361.00
                                                                          16562.00                           17408.00
                                                                          17073.00                           18138.00
                                                                          16812.00                           18074.00
                                                                          17497.00                           18869.00
December 1995                                                             17790.00                           19218.00
                                                                          18214.00                           19880.00
                                                                          18258.00                           20070.00
                                                                          18573.00                           20263.00
                                                                          18853.00                           20561.00
                                                                          19305.00                           21091.00
                                                                          19327.00                           21178.00
                                                                          18628.00                           20235.00
                                                                          19034.00                           20664.00
                                                                          20139.00                           21826.00
                                                                          20691.00                           22424.00
                                                                          22259.00                           24126.00
December 1996                                                             21853.00                           23653.00
                                                                          23037.00                           25122.00
                                                                          23296.00                           25325.00
                                                                          22394.00                           24272.00
                                                                          23669.00                           25721.00
                                                                          25042.00                           27300.00
                                                                          26476.00                           28518.00
                                                                          28529.00                           30782.00
                                                                          26998.00                           29070.00
                                                                          28407.00                           30663.00
                                                                          27423.00                           29639.00
                                                                          28669.00                           31012.00
December 1997                                                             29027.00                           31545.00
                                                                          29355.00                           31895.00
                                                                          31360.00                           34195.00
                                                                          32939.00                           35946.00
                                                                          33393.00                           36309.00
                                                                          32540.00                           35684.00
                                                                          33819.00                           37133.00
                                                                          33664.00                           36739.00
                                                                          28781.00                           31427.00
                                                                          30564.00                           33441.00
                                                                          33264.00                           36160.00
                                                                          35098.00                           38351.00
December 1998                                                             36726.00                           40560.00

                               PERFORMANCE TABLE

                                                               Average Annual Total Return             Cumulative Total Return
                                                              --------------------------------         -------------------------
                                                                                       Since                            Since
            Periods Ending December 31, 1998                  1 Year       5 Year    Inception          5 Year        Inception
S&P 500 Index                                                 28.58%       24.06%      19.80%          193.83%         305.60%
Growth and Income Trust (at net asset value)                  26.52%       22.36%      18.44%          174.31%         267.26%

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year, the Growth and Income Trust returned 26.52% versus 28.58% for the S&P 500 Index.

ENVIRONMENT: 1998 proved to be another strong year for the US equity market, albeit more volatile than in the recent past. The year began with investors focused more on low inflation trends and the health of the domestic economy rather than on the continuing uncertainty of global economies. By August, however, the ongoing crisis in Asia, Japanese economic turmoil, political woes in Washington, and Russian devaluation finally burst investor optimism. Worries about decelerating earnings growth turned to concern about earnings declines and liquidity problems. Top performing sectors for the year included health care, retail and technology. Conversely, materials, energy and the financials lagged. Trust performance was helped by overweights in health care, entertainment and technology, and an underweight in materials. Relative performance was limited by holdings in financials and energy.

OUTLOOK: One of the major issues for 1999 will likely be the relative returns of economically sensitive stocks which are depressed compared to more growth-oriented issues which have better fundamentals but have performed well. At this juncture, we are still of the view that steady growth stocks will continue to lead the market despite their hefty valuations. Our analysis still points to a weak first half of 1999 with Latin America and the Pacific Rim generally in recession. Thus, earnings reductions for commodity and industrial companies may not be complete. To date, the trend of Wall Street consensus forecasts continue to fall and cyclical companies that miss earnings estimates continue to decline. When these two factors subside, we will reconsider our posture.

                              EQUITY-INCOME TRUST

INVESTMENT OBJECTIVE &   To provide substantial dividend income and also long-term
  POLICIES:              capital appreciation by investing primarily in common stocks of well-established companies paying above-average
                         dividends. The subadviser believes that income can
                         contribute significantly to total return over time and
                         manages the portfolio to produce a yield above that of the
                         S&P 500 Index. The Trust seeks equity securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for
                         capital appreciation and dividend growth.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGER:       Brian C. Rogers, Stephen W. Boesel, Richard P. Howard, and
                         William J. Stromberg
INCEPTION DATE:          February 19, 1993*

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [PERFORMANCE GRAPH]

                                     RUSSELL
                        EQUITY-        1000         S&P
                         INCOME       VALUE         500
                         TRUST        INDEX        INDEX
                        -------      -------       -----
                        10000.00     10000.00     10000.00
February 1993           10170.00     10458.00     10384.00
                        10520.00     10767.00     10607.00
                        10180.00     10629.00     10347.00
                        10470.00     10842.00     10627.00
                        10560.00     11082.00     10662.00
                        10720.00     11206.00     10612.00
                        10760.00     11611.00     11016.00
                        10820.00     11629.00     10935.00
                        10930.00     11621.00     11156.00
                        10970.00     11382.00     11052.00
December 1993           11310.00     11598.00     11188.00
                        11530.00     12036.00     11562.00
                        11710.00     11625.00     11250.00
                        11380.00     11192.00     10761.00
                        11399.00     11407.00     10901.00
                        11490.00     11538.00     11078.00
                        11329.00     11263.00     10805.00
                        11490.00     11613.00     11162.00
                        12003.00     11946.00     11617.00
                        11933.00     11549.00     11337.00
                        11721.00     11710.00     11596.00
                        11188.00     11237.00     11171.00
December 1994           11399.00     11366.00     11334.00
                        11329.00     11716.00     11628.00
                        12073.00     12179.00     12080.00
                        12335.00     12446.00     12437.00
                        12517.00     12839.00     12799.00
                        12875.00     13380.00     13305.00
                        13283.00     13560.00     13617.00
                        13681.00     14032.00     14071.00
                        13824.00     14230.00     14109.00
                        13855.00     14745.00     14700.00
                        13385.00     14599.00     14649.00
                        13926.00     15339.00     15293.00
December 1995           14100.00     15724.00     15576.00
                        14437.00     16215.00     16112.00
                        14723.00     16338.00     16266.00
                        14896.00     16616.00     16423.00
                        15255.00     16679.00     16664.00
                        15573.00     16887.00     17094.00
                        15233.00     16901.00     17164.00
                        14695.00     16262.00     16400.00
                        15145.00     16727.00     16748.00
                        15902.00     17393.00     17689.00
                        16066.00     18066.00     18174.00
                        17020.00     19376.00     19553.00
December 1996           18900.00     19128.00     19170.00
                        17382.00     20056.00     20360.00
                        17832.00     20350.00     20525.00
                        17437.00     19618.00     19672.00
                        17902.00     20442.00     20846.00
                        18766.00     21584.00     22126.00
                        19491.00     22510.00     23113.00
                        20648.00     24203.00     24948.00
                        20078.00     23341.00     23561.00
                        21055.00     24751.00     24852.00
                        20496.00     24061.00     24022.00
                        21284.00     25124.00     25134.00
December 1997           21920.00     25858.00     25566.00
                        21767.00     25493.00     25850.00
                        22835.00     27209.00     27714.00
                        23916.00     28874.00     29133.00
                        23777.00     29068.00     29427.00
                        23387.00     28637.00     28921.00
                        23320.00     29004.00     30095.00
                        22646.00     28494.00     29776.00
                        20411.00     24254.00     25470.00
                        21529.00     25646.00     27103.00
                        22848.00     27633.00     29307.00
                        23777.00     28921.00     31083.00
December 1998           23939.00     29904.00     32873.00


                               PERFORMANCE TABLE

                                                                 Average Annual Total Return          Cumulative Total Return
                                                          -----------------------------------------
                                                                            Since         Since*                     Since
            Periods Ending December 31, 1998              1 Year  5 Year  Inception    Oct. 1, 1996    5 Year      Inception
S&P 500 Index+                                            28.58%  24.06%    22.28%        31.71%      193.83%       228.73%
Russell 1000 Value Index                                  15.63%  20.85%    20.34%        27.22%      157.82%       199.04%
Equity-Income Trust (at net asset value)                   9.21%  16.18%    16.05%        19.85%      111.66%       139.39%

* Current subadvisor assignment became effective October 1, 1996.
+ The Russell 1000 Value Index was added to more accurately reflect the involvement objective of the Equity-Income Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year, the Equity-Income Trust produced a return of 9.21%, lagging the 15.63% return of the Russell 1000 Value Index.

ENVIRONMENT: Positive economic growth, a favorable interest rate environment, and substantial stock market volatility characterized last year. A solid first half was undermined by a severe third quarter correction, which gave way to a near euphoric rally in the final months. The S&P 500 Index advanced by more than 20% for a record fourth consecutive year. In times such as these, it is helpful to keep in mind that the objective of this type of fund is not to generate robust returns under all market conditions. Rather, the goal is to produce attractive returns, including substantial dividend income, over time and to help cushion shareholders' investment principal during market declines. Several holdings, including stocks in utilities, consumer nondurables, and financial sectors, contributed positively to the Trust's overall performance. The process industries and basic materials sectors both hindered performance during the year. Our investment strategy of buying out-of-favor stocks with good long-term potential has served well in the past, and we believe it will in the future when investors focus again on stocks with appealing market valuations.

OUTLOOK: We expect 1999 to be a more challenging year than the one just ended, which could lead to more moderate returns than the robust, and unsustainable, in our view, performance of the past four years. In this environment, our investment approach will be steady and constant, as always. We will continue to search for attractively valued stocks with solid long-term potential.

                                      xxiii

                                 BALANCED TRUST

INVESTMENT OBJECTIVE &   To achieve current income and capital appreciation by
  POLICIES:              investing in a balanced portfolio of common stocks, US and foreign government obligations and a variety of corporate
                         fixed income securities.
SUBADVISER:              Founders Asset Management LLC
PORTFOLIO MANAGER:       Brian F. Kelly
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [BALANCED TRUST PERFORMANCE GRAPH]

                                                                                        LEHMAN BROTHERS       50%/50% COMPOSITE
                                           BALANCED TRUST         S&P 500 INDEX       AGGREGATE BOND INDEX          INDEX
                                           --------------         -------------       --------------------    -----------------
December 1996                                 10000.00               10000.00               10000.00               10000.00
                                              10374.00               10625.00               10031.00               10328.00
                                              10362.00               10708.00               10056.00               10381.00
March 1997                                    10196.00               10268.00                9944.00               10110.00
                                              10515.00               10881.00               10094.00               10488.00
                                              10901.00               11543.00               10190.00               10857.00
June 1997                                     11239.00               12081.00               10311.00               11165.00
                                              11570.00               13021.00               10589.00               11760.00
                                              11208.00               12291.00               10499.00               11381.00
September 1997                                11655.00               12965.00               10655.00               11777.00
                                              11563.00               12532.00               10809.00               11665.00
                                              11704.00               13112.00               10859.00               11962.00
December 1997                                 11852.00               13338.00               10968.00               12126.00
                                              12170.00               13486.00               11108.00               12271.00
                                              12532.00               14459.00               11100.00               12708.00
March 1998                                    12777.00               15199.00               11137.00               13055.00
                                              12891.00               15352.00               11195.00               13155.00
                                              12821.00               15088.00               11302.00               13105.00
June 1998                                     12982.00               15701.00               11398.00               13426.00
                                              12710.00               15534.00               11422.00               13369.00
                                              12019.00               13288.00               11608.00               12511.00
September 1998                                12654.00               14139.00               11879.00               13059.00
                                              13066.00               15289.00               11816.00               13555.00
                                              13345.00               16216.00               11884.00               14055.00
December 1998                                 13458.00               17150.00               11919.00               14429.00

                               PERFORMANCE TABLE

                                      Average Annual Total Return   Cumulative Total Return
                                                         Since               Since
  Periods Ending December 31, 1998    1 Year           Inception           Inception
S&P 500 Index*                        28.58%             30.95%             71.50%
Lehman Brothers Aggregate Bond Index   8.67%              9.18%             19.19%
50%/50% Composite Index+              18.99%             20.12%             44.29%
Balanced Trust (at net asset value)   14.25%             16.41%             34.58%

+ Comprised of 50% of the return of the S&P Index and 50% of the return of the
  Lehman Brothers Aggregate Bond Index.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The Balanced Trust gained 14.25% for the year, while the comparative index comprised of 50% S&P 500 Index and 50% Lehman Brothers Aggregate Bond Index posted a return of 18.99%.

ENVIRONMENT: Based on our belief that market valuations were somewhat high, we maintained a relatively conservative approach. Accordingly, at 1998 year end, approximately 39% of the Trust was in US equities, 43.7% was in US government securities and corporate bonds, and 11.7% was in foreign equities. We were able to limit the Trust's losses and boost our performance during last summer's market volatility by purchasing corporate bonds when the yield spread began widening between Treasuries and corporates. The Trust has held up well in the market's comeback. We are positioned for an uncertain market this coming year by seeking portfolio stability through diversification in most major industries. As we use our bottom up approach to seek growth stocks, we are identifying many companies with earnings growth that meet our criteria, including pharmaceutical stocks, whose earnings and dividends we believe will increase as the baby boom population ages.

OUTLOOK: Corporate earnings estimates are being closely watched, and earnings growth rates are actually declining. Given current market valuations, those companies that fall short of earnings expectations may come under pressure. We will continue to seek the best growth companies the market has to offer; when such opportunities are limited, we will balance the Trust with more stable US Treasuries.

                       AGGRESSIVE ASSET ALLOCATION TRUST

INVESTMENT OBJECTIVE &   To obtain the highest potential total return consistent with
  POLICIES:              an aggressive level of risk tolerance. Generally, the
                         Aggressive Asset Allocation Trust invests a greater portion of its assets in equity and foreign securities. The Trust
                         attempts to limit declines in value in very adverse market conditions to 15% during any three-year period.
SUBADVISER:              Fidelity Management Trust Company
PORTFOLIO MANAGER:       Scott D. Stewart
INCEPTION DATE:          August 3, 1989+

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                          AGGRESSIVE ASSET                                                        CUSTOMIZED
                                          ALLOCATION TRUST     WILSHIRE 5000 INDEX      MSCI EAFE INDEX           BENCHMARK
                                          ----------------     -------------------      ---------------           ----------
July 1989                                     10000.00               10000.00               10000.00               10000.00
                                              10340.00               10227.00                9552.00               10006.00
                                              10180.00               10210.00                9989.00               10096.00
                                               9760.00                9911.00                9589.00                9901.00
                                               9810.00               10086.00               10074.00               10106.00
Dec. 1989                                      9880.00               10270.00               10448.00               10275.00
                                               9210.00                9516.00               10061.00                9809.00
                                               9370.00                9667.00                9361.00                9746.00
                                               9530.00                9909.00                8388.00                9680.00
                                               9313.00                9623.00                8323.00                9530.00
                                               9916.00               10502.00                9276.00               10223.00
                                               9837.00               10451.00                9196.00               10232.00
                                               9686.00               10350.00                9328.00               10263.00
                                               8908.00                9376.00                8425.00                9556.00
                                               8538.00                8861.00                7253.00                9030.00
                                               8455.00                8742.00                8386.00                9257.00
                                               8839.00                9338.00                7894.00                9491.00
Dec. 1990                                      9181.00                9635.00                8025.00                9705.00
                                               9525.00               10103.00                8286.00               10031.00
                                              10029.00               10889.00                9177.00               10701.00
                                              10201.00               11221.00                8628.00               10785.00
                                              10319.00               11256.00                8715.00               10874.00
                                              10571.00               11707.00                8809.00               11122.00
                                              10288.00               11185.00                8164.00               10746.00
                                              10592.00               11710.00                8567.00               11142.00
                                              10887.00               12033.00                8395.00               11304.00
                                              10813.00               11895.00                8871.00               11422.00
                                              10981.00               12114.00                8999.00               11608.00
                                              10498.00               11651.00                8581.00               11321.00
Dec. 1991                                     11265.00               12930.00                9027.00               12094.00
                                              11107.00               12905.00                8837.00               12042.00
                                              11244.00               13082.00                8523.00               12073.00
                                              11034.00               12758.00                7963.00               11779.00
                                              11326.00               12929.00                8002.00               11887.00
                                              11446.00               13008.00                8541.00               12133.00
                                              11381.00               12743.00                8139.00               11940.00
                                              11835.00               13259.00                7933.00               12168.00
                                              11684.00               12978.00                8433.00               12233.00
                                              11835.00               13133.00                8269.00               12291.00
                                              11803.00               13293.00                7838.00               12196.00
                                              12095.00               13844.00                7914.00               12473.00
Dec. 1992                                     12193.00               14090.00                7957.00               12634.00
                                              12290.00               14263.00                7959.00               12771.00
                                              12442.00               14322.00                8201.00               12928.00
                                              12637.00               14690.00                8919.00               13340.00
                                              12498.00               14284.00                9768.00               13443.00
                                              12689.00               14732.00                9976.00               13719.00
                                              12833.00               14800.00                9823.00               13767.00
                                              12822.00               14798.00               10169.00               13889.00
                                              13213.00               15369.00               10720.00               14344.00
                                              13180.00               15399.00               10481.00               14308.00
                                              13348.00               15656.00               10807.00               14542.00
                                              13269.00               15402.00                9864.00               14167.00
Dec. 1993                                     13448.00               15680.00               10579.00               14521.00
                                              13884.00               16173.00               11475.00               15041.00
                                              13571.00               15810.00               11446.00               14829.00
                                              13068.00               15095.00               10955.00               14296.00
                                              13200.00               15240.00               11423.00               14456.00
                                              13356.00               15389.00               11360.00               14510.00
                                              13081.00               14977.00               11523.00               14373.00
                                              13451.00               15421.00               11636.00               14660.00
                                              13782.00               16103.00               11914.00               15053.00
                                              13475.00               15791.00               11541.00               14793.00
                                              13654.00               16049.00               11928.00               15014.00
                                              13248.00               15461.00               11358.00               14600.00
Dec. 1994                                     13385.00               15669.00               11432.00               14747.00
                                              13320.00               16008.00               10995.00               14852.00
                                              13619.00               16646.00               10966.00               15221.00
                                              13965.00               17084.00               11653.00               15640.00
                                              14304.00               17509.00               12095.00               16014.00
                                              14649.00               18106.00               11954.00               16374.00
                                              14879.00               18683.00               11747.00               16600.00
                                              15415.00               19452.00               12482.00               17151.00
                                              15453.00               19641.00               12009.00               17147.00
                                              15785.00               20391.00               12246.00               17573.00
                                              15619.00               20186.00               11920.00               17449.00
                                              16078.00               21041.00               12255.00               17958.00
Dec. 1995                                     16397.00               21385.00               12752.00               18314.00
                                              16691.00               21958.00               12807.00               18612.00
                                              16780.00               22342.00               12854.00               18743.00
                                              16557.00               22586.00               13130.00               18903.00
                                              17027.00               23144.00               13515.00               19230.00
                                              17208.00               23777.00               13270.00               19423.00
                                              17281.00               23581.00               13348.00               19424.00
                                              16778.00               22309.00               12961.00               18839.00
                                              16955.00               23023.00               12993.00               19156.00
                                              17647.00               24249.00               13341.00               19836.00
                                              17909.00               24588.00               13208.00               20016.00
                                              18680.00               26217.00               13737.00               20896.00
Dec. 1996                                     18528.00               25921.00               13563.00               20725.00
                                              18914.00               27309.00               13092.00               21138.00
                                              18955.00               27296.00               13309.00               21244.00
                                              18501.00               26089.00               13360.00               20766.00
                                              19024.00               27227.00               13435.00               21296.00
                                              20053.00               29156.00               14312.00               22366.00
                                              20745.00               30495.00               15105.00               23176.00
                                              21597.00               32840.00               15352.00               24251.00
                                              21037.00               31605.00               14209.00               23434.00
                                              22189.00               33470.00               15008.00               24449.00
                                              21487.00               32355.00               13858.00               23761.00
                                              21959.00               33415.00               13719.00               24126.00
Dec. 1997                                     22066.00               34032.00               13842.00               24445.00
                                              22358.00               34217.00               14479.00               24821.00
                                              23710.00               36708.00               15411.00               26013.00
                                              24724.00               38545.00               15889.00               26837.00
                                              24976.00               39003.00               16018.00               27073.00
                                              24597.00               37965.00               15944.00               26769.00
                                              25131.00               39296.00               16069.00               27313.00
                                              24994.00               38435.00               16235.00               27119.00
                                              21566.00               32450.00               14227.00               24418.00
                                              22617.00               34569.00               13795.00               25131.00
                                              23822.00               37141.00               15237.00               26494.00
                                              25063.00               39480.00               16021.00               27694.00
Dec. 1998                                     26286.00               42006.00               16657.00               28775.00

                               PERFORMANCE TABLE

                                                               Average Annual Total Return           Cumulative Total Return
                                                        ------------------------------------------   -----------------------
                                                                            Since        Since+                     Since
           Periods Ending December 31, 1998             1 Year   5 Year   Inception   Dec 13, 1991    5 Year      Inception
Wilshire 5000 Index*                                    23.43%   21.79%    16.46%        19.85%      167.91%       320.06%
MSCI EAFE Index                                         20.33%    9.50%     5.57%         9.82%       57.46%        66.57%
Customized Benchmark**                                  17.71%   14.66%    11.88%        14.08%       98.16%       187.75%
Aggressive Asset Allocation Trust (at net asset value)  19.12%   14.34%    10.82%        13.67%       95.46%       162.86%

 + Current subadviser assignment became effective December 13, 1991.
** Customized Benchmark is comprised of 47.5% of the return of the Wilshire 5000
   Index, 20% of the MSCI EAFE Index, 15% of the return of the Lehman Brothers Aggregate Bond Index, 10% of the return of the 90 Day T-Bill, and 7.5% of the return of the Merrill Lynch High Yield Index.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The Aggressive Asset Allocation Trust returned 19.12% for 1998 versus its customized benchmark return of 17.71%.

ENVIRONMENT: The US equity market and financial markets around the globe went through a fire storm starting in late August. The Russian government defaulted on their foreign debt payment in late August, triggering a wholesale, global panic on a rather leveraged, overly optimistic market that has enjoyed three years of fantastic returns. Emerging market debt and equities were wiped out in the first wave of panic selling, with US corporate bonds, both high and low grade, suffering as well. Small cap stocks were also hurt, with the Russell 2000 Index dropping 50% or more to its low. The very integrity and structure of the global financial system was held hostage by the near collapse of the hedge fund, Long Term Capital Management.

OUTLOOK: Most of the problems that caused global financial chaos in the third quarter are still unresolved, such as economic depression and political uncertainty in Asia, Russia and South America, and banking reform issues in Japan. Despite high valuations in the US equity market and a robust economy, we believe the global uncertainty will continue to produce high volatility in the markets in 1999.

                        MODERATE ASSET ALLOCATION TRUST

INVESTMENT OBJECTIVE &   To obtain the highest potential total return consistent with
  POLICIES:              a moderate level of risk tolerance. The Trust attempts to
                         limit declines in value in very adverse market conditions to
                         10% during any three-year period.
SUBADVISER:              Fidelity Management Trust Company
PORTFOLIO MANAGER:       Scott D. Stewart
INCEPTION DATE:          August 3, 1989**

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [MODERATE ASSET ALLOCATION TRUST PERFORMANCE GRAPH]

                                           MODERATE ASSET                               LEHMAN BROTHERS           CUSTOMIZED
                                          ALLOCATION TRUST     WILSHIRE 5000 INDEX    AGGREGATE BOND INDEX        BENCHMARK
                                          ----------------     -------------------    --------------------        ----------
July 1989                                     10000.00               10000.00               10000.00               10000.00
                                              10210.00               10227.00                9852.00                9980.00
                                              10120.00               10210.00                9902.00               10039.00
                                               9910.00                9911.00               10146.00                9991.00
                                               9970.00               10086.00               10242.00               10145.00
Dec. 1989                                     10030.00               10270.00               10270.00               10256.00
                                               9450.00                9516.00               10148.00                9911.00
                                               9570.00                9667.00               10180.00                9900.00
                                               9570.00                9909.00               10187.00                9901.00
                                               9365.00                9623.00               10094.00                9775.00
                                               9561.00               10502.00               10392.00               10313.00
                                               9851.00               10451.00               10560.00               10380.00
                                               9770.00               10350.00               10705.00               10447.00
                                               9142.00                9376.00               10562.00                9941.00
                                               8839.00                8861.00               10650.00                9634.00
                                               8758.00                8742.00               10785.00                9776.00
                                               9112.00                9338.00               11017.00               10033.00
Dec. 1990                                      9405.00                9635.00               11189.00               10235.00
                                               9719.00               10103.00               11327.00               10502.00
                                              10155.00               10889.00               11424.00               10990.00
                                              10286.00               11221.00               11502.00               11111.00
                                              10392.00               11256.00               11627.00               11216.00
                                              10551.00               11707.00               11694.00               11409.00
                                              10317.00               11185.00               11688.00               11182.00
                                              10594.00               11710.00               11851.00               11498.00
                                              10871.00               12033.00               12107.00               11703.00
                                              10871.00               11895.00               12352.00               11839.00
                                              11051.00               12114.00               12490.00               12015.00
                                              10828.00               11651.00               12604.00               11870.00
Dec. 1991                                     11402.00               12930.00               12979.00               12512.00
                                              11276.00               12905.00               12802.00               12445.00
                                              11392.00               13082.00               12885.00               12516.00
                                              11222.00               12758.00               12813.00               12322.00
                                              11439.00               12929.00               12906.00               12427.00
                                              11595.00               13008.00               13149.00               12647.00
                                              11617.00               12743.00               13331.00               12589.00
                                              12027.00               13259.00               13603.00               12848.00
                                              11950.00               12978.00               13740.00               12909.00
                                              12104.00               13133.00               13904.00               13010.00
                                              12038.00               13293.00               13719.00               12911.00
                                              12237.00               13844.00               13722.00               13112.00
Dec. 1992                                     12348.00               14090.00               13940.00               13291.00
                                              12492.00               14263.00               14207.00               13475.00
                                              12670.00               14322.00               14456.00               13649.00
                                              12825.00               14690.00               14517.00               13926.00
                                              12746.00               14284.00               14618.00               13984.00
                                              12855.00               14732.00               14637.00               14180.00
                                              13047.00               14800.00               14902.00               14306.00
                                              13070.00               14798.00               14987.00               14403.00
                                              13417.00               15369.00               15250.00               14776.00
                                              13408.00               15399.00               15291.00               14778.00
                                              13544.00               15656.00               15347.00               14950.00
                                              13440.00               15402.00               15217.00               14700.00
Dec. 1993                                     13590.00               15680.00               15299.00               14940.00
                                              13937.00               16173.00               15506.00               15329.00
                                              13648.00               15810.00               15236.00               15101.00
                                              13209.00               15095.00               14859.00               14633.00
                                              13248.00               15240.00               14741.00               14684.00
                                              13347.00               15389.00               14739.00               14725.00
                                              13149.00               14977.00               14707.00               14616.00
                                              13483.00               15421.00               14999.00               14900.00
                                              13681.00               16103.00               15017.00               15171.00
                                              13421.00               15791.00               14797.00               14944.00
                                              13658.00               16049.00               14783.00               15077.00
                                              13273.00               15461.00               14751.00               14808.00
Dec. 1994                                     13372.00               15669.00               14853.00               14943.00
                                              13421.00               16008.00               15147.00               15133.00
                                              13694.00               16646.00               15507.00               15512.00
                                              13967.00               17084.00               15602.00               15804.00
                                              14261.00               17509.00               15820.00               16118.00
                                              14639.00               18106.00               16432.00               16573.00
                                              14834.00               18683.00               16552.00               16782.00
                                              15147.00               19452.00               16516.00               17121.00
                                              15238.00               19641.00               16716.00               17208.00
                                              15499.00               20391.00               16878.00               17545.00
                                              15473.00               20186.00               17097.00               17551.00
                                              15837.00               21041.00               17354.00               17969.00
Dec. 1995                                     16137.00               21385.00               17597.00               18270.00
                                              16397.00               21958.00               17713.00               18517.00
                                              16371.00               22342.00               17405.00               18512.00
                                              16354.00               22586.00               17283.00               18567.00
                                              16438.00               23144.00               17186.00               18739.00
                                              16551.00               23777.00               17152.00               18875.00
                                              16651.00               23581.00               17381.00               18951.00
                                              16381.00               22309.00               17428.00               18601.00
                                              16523.00               23023.00               17399.00               18813.00
                                              17034.00               24249.00               17702.00               19361.00
                                              17318.00               24588.00               18094.00               19623.00
                                              17901.00               26217.00               18404.00               20296.00
Dec. 1996                                     17745.00               25921.00               18233.00               20143.00
                                              18029.00               27309.00               18289.00               20469.00
                                              18071.00               27296.00               18335.00               20552.00
                                              17702.00               26089.00               18131.00               20160.00
                                              18148.00               27227.00               18403.00               20607.00
                                              18862.00               29156.00               18578.00               21338.00
                                              19386.00               30495.00               18799.00               21909.00
                                              20243.00               32840.00               19307.00               22784.00
                                              19658.00               31605.00               19143.00               22267.00
                                              20486.00               33470.00               19426.00               22991.00
                                              20101.00               32355.00               19708.00               22718.00
                                              20418.00               33415.00               19798.00               23005.00
Dec. 1997                                     20561.00               34032.00               19998.00               23283.00
                                              20815.00               34217.00               20254.00               23590.00
                                              21704.00               36708.00               20238.00               24308.00
                                              22371.00               38545.00               20307.00               24841.00
                                              22565.00               39003.00               20413.00               25027.00
                                              22387.00               37965.00               20607.00               24917.00
                                              22742.00               39296.00               20782.00               25326.00
                                              22653.00               38435.00               20825.00               25216.00
                                              20507.00               32450.00               21165.00               23708.00
                                              21287.00               34569.00               21660.00               24379.00
                                              21961.00               37141.00               21545.00               25142.00
                                              22831.00               39480.00               21668.00               25949.00
Dec. 1998                                     23700.00               42006.00               21733.00               26630.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return              Cumulative Total Return
                                                                           Since       Since**                        Since
          Periods Ending December 31, 1998            1 Year   5 Year    Inception   Dec 13, 1991       5 Year      Inception
Wilshire 5000 Index*                                  23.43%    21.79%     16.46%       19.85%          167.91%       320.06%
Lehman Brothers Aggregate Bond Index                   8.67%     7.27%      8.59%        7.99%           42.06%       117.33%
Customized Benchmark+                                 14.37%    12.25%     10.96%       12.08%           78.24%       166.30%
Moderate Asset Allocation Trust (at net asset value)  15.27%    11.76%      9.60%       11.58%           74.39%       137.00%

** Current subadvisor assignment became effective December 13, 1991.
 + Customized Benchmark is comprised of 32.5% of the return of the Wilshire 5000
   Index, 10% of the return of the MSCI EAFE Index, 40% of the return of the Lehman Brothers Aggregate Bond Index, 10% of the return of the 90 Day T-Bill, and 7.5% of the return of the Merrill Lynch High Yield Index.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The Moderate Asset Allocation Trust returned 15.27% for 1998 versus its customized benchmark return of 14.37%.

ENVIRONMENT: The US equity market and financial markets around the globe went through a fire storm starting in late August. The Russian government defaulted on their foreign debt payment in late August, triggering a wholesale, global panic on a rather leveraged, overly optimistic market that has enjoyed three years of fantastic returns. Emerging market debt and equities were wiped out in the first wave of panic selling, with US corporate bonds, both high and low grade, suffering as well. Small cap stocks were also hurt, with the Russell 2000 Index dropping 50% or more to its low. The very integrity and structure of the global financial system was held hostage by the near collapse of the hedge fund, Long Term Capital Management.

OUTLOOK: Most of the problems that caused global financial chaos in the third quarter are still unresolved, such as economic depression and political uncertainty in Asia, Russia and South America, and banking reform issues in Japan. Despite high valuations in the US equity market and a robust economy, we believe the global uncertainty will continue to produce high volatility in the markets in 1999.

                      CONSERVATIVE ASSET ALLOCATION TRUST

INVESTMENT OBJECTIVE &   To obtain the highest potential total return consistent with
  POLICIES:              a conservative level of risk tolerance. The Trust attempts to limit declines in Trust value in very adverse market
                         conditions to 5% during any three-year period.
SUBADVISER:              Fidelity Management Trust Company
PORTFOLIO MANAGER:       Scott D. Stewart
INCEPTION DATE:          August 3, 1989**

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                         CONSERVATIVE ASSET                             LEHMAN BROTHERS           CUSTOMIZED
                                          ALLOCATION TRUST        90 DAY T-BILL       AGGREGATE BOND INDEX        BENCHMARK
                                         ------------------       -------------       --------------------        ----------
July 1989                                     10000.00               10000.00               10000.00               10000.00
                                              10070.00               10066.00                9852.00                9966.00
                                              10030.00               10131.00                9902.00               10026.00
                                              10020.00               10203.00               10146.00               10089.00
                                              10080.00               10274.00               10242.00               10215.00
Dec. 1989                                     10110.00               10337.00               10270.00               10301.00
                                               8700.00               10406.00               10148.00               10087.00
                                               9780.00               10469.00               10180.00               10115.00
                                               9620.00               10539.00               10187.00               10133.00
                                               9447.00               10606.00               10094.00               10041.00
                                               9834.00               10684.00               10392.00               10449.00
                                               9905.00               10755.00               10560.00               10535.00
                                               9905.00               10831.00               10705.00               10614.00
                                               9468.00               10903.00               10562.00               10309.00
                                               8285.00               10975.00               10650.00               10184.00
                                               9234.00               11041.00               10785.00               10316.00
                                               9495.00               11108.00               11017.00               10553.00
Dec. 1990                                      9722.00               11187.00               11189.00               10730.00
                                               9938.00               11254.00               11327.00               10934.00
                                              10251.00               11310.00               11424.00               11223.00
                                              10322.00               11378.00               11502.00               11314.00
                                              10409.00               11437.00               11627.00               11402.00
                                              10431.00               11492.00               11694.00               11547.00
                                              10311.00               11545.00               11688.00               11412.00
                                              10528.00               11600.00               11851.00               11640.00
                                              10778.00               11658.00               12107.00               11833.00
                                              10887.00               11714.00               12352.00               11974.00
                                              11061.00               11772.00               12490.00               12107.00
                                              11104.00               11829.00               12604.00               12057.00
Dec. 1991                                     11550.00               11882.00               12979.00               12546.00
                                              11409.00               11922.00               12802.00               12453.00
                                              11506.00               11958.00               12885.00               12515.00
                                              11398.00               11996.00               12813.00               12387.00
                                              11537.00               12044.00               12906.00               12480.00
                                              11710.00               12083.00               13149.00               12665.00
                                              11790.00               12122.00               13331.00               12682.00
                                              12124.00               12168.00               13603.00               12909.00
                                              12135.00               12201.00               13740.00               12969.00
                                              12273.00               12243.00               13904.00               13076.00
                                              12181.00               12232.00               13719.00               12984.00
                                              12273.00               12224.00               13722.00               13097.00
Dec. 1992                                     12400.00               12230.00               13940.00               13253.00
                                              12572.00               12266.00               14207.00               13423.00
                                              12745.00               12293.00               14456.00               13579.00
                                              12848.00               12327.00               14517.00               13746.00
                                              12855.00               12357.00               14618.00               13792.00
                                              12915.00               12387.00               14637.00               13911.00
                                              13095.00               12419.00               14902.00               14048.00
                                              13143.00               12452.00               14987.00               14122.00
                                              13395.00               12485.00               15250.00               14402.00
                                              13407.00               12519.00               15291.00               14420.00
                                              13503.00               12551.00               15347.00               14527.00
                                              13407.00               12583.00               15217.00               14364.00
Dec. 1993                                     13515.00               12622.00               15299.00               14517.00
                                              13755.00               12658.00               15506.00               14779.00
                                              13515.00               12680.00               15236.00               14589.00
                                              13179.00               12717.00               14859.00               14256.00
                                              13151.00               12750.00               14741.00               14266.00
                                              13180.00               12791.00               14739.00               14300.00
                                              13087.00               12843.00               14707.00               14233.00
                                              13344.00               12892.00               14999.00               14480.00
                                              13446.00               12938.00               15017.00               14646.00
                                              13267.00               12987.00               14797.00               14473.00
                                              13344.00               13042.00               14783.00               14553.00
                                              13177.00               13091.00               14751.00               14410.00
Dec. 1994                                     13267.00               13159.00               14853.00               14522.00
                                              13408.00               13225.00               15147.00               14719.00
                                              13677.00               13289.00               15507.00               15027.00
                                              13844.00               13357.00               15602.00               15218.00
                                              14056.00               13423.00               15820.00               15448.00
                                              14448.00               13493.00               16432.00               15863.00
                                              14597.00               13563.00               16552.00               16029.00
                                              14772.00               13628.00               16516.00               16213.00
                                              14881.00               13695.00               16716.00               16332.00
                                              15070.00               13756.00               16878.00               16570.00
                                              15110.00               13820.00               17097.00               16642.00
                                              15361.00               13882.00               17354.00               16949.00
Dec. 1995                                     15664.00               13961.00               17597.00               17182.00
                                              15827.00               14024.00               17713.00               17354.00
                                              15732.00               14080.00               17405.00               17284.00
                                              15719.00               14136.00               17283.00               17297.00
                                              15744.00               14197.00               17186.00               17378.00
                                              16801.00               14260.00               17152.00               17459.00
                                              15917.00               14322.00               17381.00               17572.00
                                              16787.00               14385.00               17428.00               17400.00
                                              16859.00               14452.00               17399.00               17519.00
                                              16219.00               14520.00               17702.00               17902.00
                                              16478.00               14585.00               18094.00               18162.00
                                              16896.00               14648.00               18404.00               18613.00
Dec. 1996                                     16766.00               14713.00               18233.00               18494.00
                                              16954.00               14780.00               18289.00               18709.00
                                              16997.00               14838.00               18335.00               18765.00
                                              16766.00               14900.00               18131.00               18518.00
                                              17055.00               14973.00               18403.00               18846.00
                                              17431.00               15053.00               18578.00               19289.00
                                              17746.00               15107.00               18799.00               19652.00
                                              18287.00               15187.00               19307.00               20262.00
                                              18002.00               15257.00               19143.00               19971.00
                                              18430.00               15327.00               19426.00               20434.00
                                              18398.00               15393.00               19708.00               20389.00
                                              18557.00               15459.00               19798.00               20582.00
Dec. 1997                                     18684.00               15525.00               19998.00               20793.00
                                              18890.00               15600.00               20254.00               21021.00
                                              19239.00               15658.00               20238.00               21406.00
                                              19556.00               15731.00               20307.00               21715.00
                                              19683.00               15802.00               20413.00               21856.00
                                              19701.00               15873.00               20607.00               21863.00
                                              19911.00               15941.00               20782.00               22142.00
                                              19911.00               16012.00               20825.00               22104.00
                                              19194.00               16085.00               21165.00               21484.00
                                              19648.00               16170.00               21660.00               22012.00
                                              19928.00               16233.00               21545.00               22418.00
                                              20295.00               16289.00               21668.00               22841.00
Dec. 1998                                     20680.00               16352.00               21733.00               23235.00

                               PERFORMANCE TABLE

                                                               Average Annual Total Return               Cumulative Total Return
                                                      ---------------------------------------------------------------------------
                                                                            Since         Since**                        Since
          Periods Ending December 31, 1998            1 Year    5 Year    Inception   Dec 13, 1991        5 Year       Inception
90 Day T-Bill*                                          5.33%    5.32%      5.36%         4.68%           29.56%          63.52%
Lehman Brothers Aggregate Bond Index                    8.67%    7.27%      8.59%         7.99%           42.06%         117.33%
Customized Benchmark+                                  11.74%    9.86%      9.37%         9.70%           60.05%         132.35%
Conservative Asset Allocation Trust (at net asset
  value)                                               10.68%    8.88%      8.03%         9.09%           53.01%         106.80%

** Current subadvisor assignment became effective December 13, 1991.
 + Customized Benchmark is comprised of 20% of the return of the Wilshire 5000
   Index, 5% of the MSCI EAFE Index, 50% of the return of the Lehman Brothers Aggregate Bond Index, and 25% of the return of the 90 Day T-Bill.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The Conservative Asset Allocation Trust returned 10.68% for 1998 versus its customized benchmark of 11.74%.

ENVIRONMENT: The US equity market and financial markets around the globe went through a fire storm starting in late August. The Russian government defaulted on their foreign debt payment in late August, triggering a wholesale, global panic on a rather leveraged, overly optimistic market that has enjoyed three years of fantastic returns. Emerging market debt and equities were wiped out in the first wave of panic selling, with US corporate bonds, both high and low grade, suffering as well. Small cap stocks were also hurt, with the Russell 2000 Index dropping 50% or more to its low. The very integrity and structure of the global financial system was held hostage by the near collapse of the hedge fund, Long Term Capital Management.

OUTLOOK: Most of the problems that caused global financial chaos in the third quarter are still unresolved, such as economic depression and political uncertainty in Asia, Russia and South America, and banking reform issues in Japan. Despite high valuations in the US equity market and a robust economy, we believe the global uncertainty will continue to produce high volatility in the markets in 1999.

                                      xxvii

                                HIGH YIELD TRUST

INVESTMENT OBJECTIVE &   To realize an above average total return over a market cycle
  POLICIES:              of three to five years, consistent with reasonable risk by investing the Trust's assets primarily in high yield debt
                         securities, including corporate bonds and other fixed income securities. The Trust's average weighted maturity for the
                         securities that it purchases ordinarily will be greater than five years. At times, more than 50% of the Trust's assets
                         may be invested in mortgage-backed securities. The Trust may invest up to 100% of its assets in foreign securities,
                         including emerging market securities, and as a result be
                         subject to special risks.
SUBADVISER:              Miller Anderson & Sherrerd, LLP
PORTFOLIO MANAGER:       Robert E. Anevine, Thomas L. Bennett, and Stephen F. Esser
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                                                                   SALOMON BROTHERS HIGH YIELD
                                                                      HIGH YIELD TRUST                     MARKET INDEX
                                                                      ----------------             ---------------------------
December 1996                                                             10000.00                           10000.00
                                                                          10058.00                           10075.00
                                                                          10144.00                           10246.00
March 1997                                                                 9904.00                           10141.00
                                                                          10144.00                           10213.00
                                                                          10392.00                           10419.00
June 1997                                                                 10576.00                           10595.00
                                                                          10944.00                           10856.00
                                                                          10912.00                           10888.00
September 1997                                                            11136.00                           11056.00
                                                                          11032.00                           11144.00
                                                                          11138.00                           11201.00
December 1997                                                             11268.00                           11319.00
                                                                          11443.00                           11575.00
                                                                          11575.00                           11653.00
March 1998                                                                11725.00                           11779.00
                                                                          11780.00                           11843.00
                                                                          11722.00                           11875.00
June 1998                                                                 11747.00                           11901.00
                                                                          11864.00                           11997.00
                                                                          10922.00                           11192.00
September 1998                                                            10981.00                           11331.00
                                                                          10831.00                           11175.00
                                                                          11589.00                           11735.00
December 1998                                                             11581.00                           11727.00

                               PERFORMANCE TABLE

                                           Average Annual Total Return    Cumulative Total Return
                                                               Since               Since
    Periods Ending December 31, 1998       1 Year            Inception           Inception
Salomon Brothers High Yield Market Index*   3.60%              8.29%              17.27%
High Yield Trust (at net asset value)       2.78%              7.64%              15.81%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The High Yield Trust returned 2.78% in 1998, compared to 3.60% for the Salomon Brothers High Yield Market Index.

ENVIRONMENT: The high yield market significantly underperformed high quality bonds in 1998, lagging by over 500 basis points. The global financial turmoil and subsequent flight to quality had a pronounced negative impact on the performance of high yield bonds. For the year, the weakness in the third quarter outweighed strong returns for the asset class in the first and fourth quarters. Technical factors and fear, as opposed to a fundamental deterioration in the credit quality for high yield issuers, were primarily responsible for the widening spread in the third quarter. Consistent with the other non-Treasury sectors of the bond market, high yield bonds rebounded strongly in the fourth quarter. Even after the rebound in the fourth quarter, yield spreads on high yield bonds now exceed 500 basis points over Treasuries, levels not seen since the early 1990s.

OUTLOOK: Looking ahead, we expect the economy to downshift to a much more sustainable pace of growth during 1999. Risks of higher inflation are mitigated by the continued global trend toward lower goods and commodity prices, and by a less buoyant economy that should moderate wage pressures. On balance, we foresee inflation holding near current levels, which implies a contraction of high yield spreads. This should enable further easing of monetary policy. Consequently, we believe that high yield bonds offer compelling value, and we continue to find attractive bottom up investment opportunities.

                                     xxviii

                              STRATEGIC BOND TRUST

INVESTMENT OBJECTIVE &   To achieve a high level of total return consistent with
  POLICIES:              preservation of capital by investing the portfolio's assets among five segments of the fixed income market: (i) US
                         Government obligations, (ii) investment grade domestic
                         corporate fixed income securities, (iii) high yield, high
                         risk corporate fixed income securities, (iv) mortgage-backed securities, and (v) investment grade and high yield
                         international fixed income securities.
SUBADVISER:              Salomon Brothers Asset Management Inc.
PORTFOLIO MANAGERS:      Peter J. Wilby, David J. Scott, and Roger Lavan
INCEPTION DATE:          February 19, 1993

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                                    STRATEGIC BOND TRUST                      INDEX
                                                                    --------------------          ------------------------------
February 1993                                                             10000.00                           10000.00
                                                                          10050.00                           10042.00
                                                                          10080.00                           10112.00
                                                                          10150.00                           10125.00
                                                                          10400.00                           10309.00
                                                                          10460.00                           10367.00
                                                                          10550.00                           10549.00
                                                                          10560.00                           10577.00
                                                                          10760.00                           10617.00
                                                                          10760.00                           10526.00
December 1993                                                             10880.00                           10583.00
                                                                          11050.00                           10726.00
                                                                          10820.00                           10539.00
                                                                          10440.00                           10279.00
                                                                          10372.00                           10197.00
                                                                          10393.00                           10196.00
                                                                          10383.00                           10173.00
                                                                          10403.00                           10376.00
                                                                          10414.00                           10388.00
                                                                          10445.00                           10236.00
                                                                          10424.00                           10226.00
                                                                          10383.00                           10204.00
December 1994                                                             10228.00                           10274.00
                                                                          10207.00                           10478.00
                                                                          10290.00                           10727.00
                                                                          10300.00                           10792.00
                                                                          10710.00                           10944.00
                                                                          11154.00                           11387.00
                                                                          11284.00                           11450.00
                                                                          11360.00                           11425.00
                                                                          11436.00                           11563.00
                                                                          11620.00                           11675.00
                                                                          11706.00                           11827.00
                                                                          11912.00                           12004.00
December 1995                                                             12194.00                           12173.00
                                                                          12651.00                           12265.00
                                                                          12464.00                           12042.00
                                                                          12475.00                           11958.00
                                                                          12640.00                           11891.00
                                                                          12745.00                           11887.00
                                                                          12886.00                           12028.00
                                                                          12979.00                           12059.00
                                                                          13155.00                           12038.00
                                                                          13576.00                           12247.00
                                                                          13893.00                           12519.00
                                                                          13939.00                           12733.00
December 1996                                                             13986.00                           12615.00
                                                                          14126.00                           12654.00
                                                                          14302.00                           12686.00
                                                                          14056.00                           12545.00
                                                                          14205.00                           12733.00
                                                                          14531.00                           12854.00
                                                                          14731.00                           13007.00
                                                                          15120.00                           13358.00
                                                                          15082.00                           13245.00
                                                                          15371.00                           13441.00
                                                                          15170.00                           13635.00
                                                                          15346.00                           13698.00
December 1997                                                             15521.00                           13837.00
                                                                          15684.00                           14014.00
                                                                          15797.00                           14003.00
                                                                          15910.00                           14051.00
                                                                          15952.00                           14124.00
                                                                          15952.00                           14258.00
                                                                          15926.00                           14379.00
                                                                          15979.00                           14409.00
                                                                          14946.00                           14644.00
                                                                          15402.00                           14987.00
                                                                          15362.00                           14907.00
                                                                          15738.00                           14992.00
December 1998                                                             15724.00                           15037.00

                               PERFORMANCE TABLE

                                        Average Annual Total Return    Cumulative Total Return
                                       ------------------------------  -----------------------
                                                             Since                    Since
  Periods Ending December 31, 1998     1 Year    5 Year    Inception   5 Year       Inception
Lehman Brothers Aggregate Bond Index*  8.67%     7.27%       7.24%     42.06%         50.37%
Strategic Bond Trust (at net asset
  value)                               1.31%     7.64%       8.02%     44.53%         57.24%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The Strategic Bond Trust returned 1.31% for 1998, compared to the 8.67% return for the Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: The Trust's underperformance in 1998 was largely due to its exposure to high yield and emerging market debt during the unexpected credit crisis in the summer of 1998. The good news for bonds in 1998 was that interest rates fell approximately 1% across the yield curve. However, factors such as equity market fears, default fears and expectations of spreading global economic weakness sent panicked investors to the safety and liquidity of the Treasury sector. The bad news came for any bond that was not a Treasury, as yield spreads across the domestic bond universe widened toward unexplainable and unsustainable levels. High yield bonds and emerging market debt suffered through their worst performances in years largely due to the global spread rout.

OUTLOOK: US near-term job and economic growth probably will remain fairly buoyant in 1999, given the boost from lower commodity prices, warm weather and the rise in the equity market. Outside the US, where the main threat to domestic stability first emerged, conditions have deteriorated since the Federal Reserve's last rate cut. This backdrop leaves the Federal Reserve in a watchful state, despite the complacency of today's marketplace and strong fourth quarter GDP growth. We remain optimistic about the high yield market, as interest rates are low and credit spreads have room to improve. The emerging debt markets have recovered by some 20% since their lows in early September and while there will be bumps along the way, we expect emerging debt to outperform the US investment grade market in 1999.

                          GLOBAL GOVERNMENT BOND TRUST

INVESTMENT OBJECTIVE     To achieve a high level of total return by placing primary
  & POLICIES:            emphasis on high current income and the preservation of
                         capital by investing primarily in high quality, fixed income securities of foreign and US governments and supranational issuers. The subadviser selects the Trust's investments from among countries and in currency denominations where it
                         expects opportunities for total return to be the most
                         attractive.
SUBADVISER:              Oechsle International Advisors, LLC
PORTFOLIO MANAGER:       Astrid Vogler
INCEPTION DATE:          March 18, 1988

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                                                                      SALOMON BROTHERS WORLD
                                                                GLOBAL GOVERNMENT BOND TRUST          GOVERNMENT BOND INDEX
                                                                ----------------------------          ----------------------
February 1988                                                             10000.00                           10000.00
                                                                          10100.00                           10000.00
                                                                          10130.00                            9951.00
                                                                          10040.00                            9858.00
                                                                           9840.00                            9643.00
                                                                           9761.00                            9585.00
                                                                           9651.00                            9477.00
                                                                           9761.00                            9722.00
                                                                          10150.00                           10171.00
                                                                          10130.00                           10327.00
December 1988                                                             10179.00                           10222.00
                                                                          10100.00                           10072.00
                                                                          10080.00                           10079.00
                                                                           9988.00                            9939.00
                                                                          10059.00                           10071.00
                                                                           9887.00                            9859.00
                                                                          10028.00                           10057.00
                                                                          10322.00                           10515.00
                                                                          10150.00                           10161.00
                                                                          10413.00                           10354.00
                                                                          10434.00                           10441.00
                                                                          10494.00                           10536.00
December 1989                                                             10838.00                           10664.00
                                                                          10656.00                           10523.00
                                                                          10616.00                           10381.00
                                                                          10585.00                           10259.00
                                                                          10602.00                           10227.00
                                                                          10842.00                           10567.00
                                                                          10998.00                           10761.00
                                                                          11258.00                           11098.00
                                                                          11373.00                           11011.00
                                                                          11425.00                           11135.00
                                                                          11842.00                           11632.00
                                                                          12008.00                           11825.00
December 1990                                                             12071.00                           11942.00
                                                                          12373.00                           12240.00
                                                                          12435.00                           12244.00
                                                                          12008.00                           11799.00
                                                                          12118.00                           11981.00
                                                                          12172.00                           11956.00
                                                                          11965.00                           11841.00
                                                                          12237.00                           12094.00
                                                                          12541.00                           12328.00
                                                                          13030.00                           12810.00
                                                                          13160.00                           12944.00
                                                                          13268.00                           13146.00
December 1991                                                             13985.00                           13830.00
                                                                          13703.00                           13584.00
                                                                          13703.00                           13509.00
                                                                          13572.00                           13355.00
                                                                          13615.00                           13461.00
                                                                          13982.00                           13875.00
                                                                          14315.00                           14263.00
                                                                          14590.00                           14595.00
                                                                          14519.00                           15003.00
                                                                          14567.00                           15154.00
                                                                          14383.00                           14743.00
                                                                          14074.00                           14509.00
December 1992                                                             14303.00                           14595.00
                                                                          14635.00                           14850.00
                                                                          15026.00                           15142.00
                                                                          15175.00                           15374.00
                                                                          15457.00                           15699.00
                                                                          15614.00                           16857.00
                                                                          15712.00                           15823.00
                                                                          16017.00                           15868.00
                                                                          16787.00                           15345.00
                                                                          16677.00                           16539.00
                                                                          16872.00                           16511.00
                                                                          16579.00                           16393.00
December 1993                                                             17019.00                           16532.00
                                                                          17398.00                           16665.00
                                                                          16775.00                           16556.00
                                                                          16384.00                           16533.00
                                                                          16259.00                           16552.00
                                                                          15822.00                           16406.00
                                                                          15822.00                           16643.00
                                                                          15041.00                           16778.00
                                                                          15925.00                           16717.00
                                                                          15963.00                           16838.00
                                                                          16452.00                           17108.00
                                                                          16028.00                           16873.00
December 1994                                                             16041.00                           16920.00
                                                                          16169.00                           17275.00
                                                                          16542.00                           17717.00
                                                                          16967.00                           18769.00
                                                                          17384.00                           19117.00
                                                                          17845.00                           19855.00
                                                                          17845.00                           19770.00
                                                                          18171.00                           19517.00
                                                                          18252.00                           19136.00
                                                                          18584.00                           19563.00
                                                                          18836.00                           19709.00
                                                                          19297.00                           19932.00
December 1995                                                             19759.00                           20141.00
                                                                          19813.00                           19893.00
                                                                          19636.00                           19792.00
                                                                          19664.00                           19764.00
                                                                          19884.00                           19685.00
                                                                          20018.00                           19689.00
                                                                          20287.00                           19844.00
                                                                          20480.00                           20225.00
                                                                          20764.00                           20304.00
                                                                          21226.00                           20387.00
                                                                          21853.00                           20769.00
                                                                          22390.00                           21043.00
December 1996                                                             22330.00                           20872.00
                                                                          21793.00                           20315.00
                                                                          21778.00                           20163.00
                                                                          21599.00                           20009.00
                                                                          21746.00                           19833.00
                                                                          21926.00                           20373.00
                                                                          22289.00                           20615.00
                                                                          22335.00                           20455.00
                                                                          22155.00                           20442.00
                                                                          22710.00                           20878.00
                                                                          22694.00                           21312.00
                                                                          22743.00                           20986.00
December 1997                                                             22988.00                           20923.00
                                                                          23298.00                           21126.00
                                                                          23396.00                           21297.00
                                                                          23445.00                           21086.00
                                                                          23584.00                           21424.00
                                                                          23602.00                           21473.00
                                                                          23278.00                           21505.00
                                                                          23278.00                           21533.00
                                                                          22917.00                           22119.00
                                                                          24107.00                           23295.00
                                                                          24413.00                           23985.00
                                                                          24161.00                           23646.00
December 1998                                                             24737.00                           24123.00

                               PERFORMANCE TABLE

                                                             Average Annual Total Return             Cumulative Total Return
                                                        -----------------------------------------------------------------------
                                                                                      Since                             Since
           Periods Ending December 31, 1998             1 Year   5 Year   10 Year   Inception      5 Year   10 Year   Inception
Salomon Brothers World Government Bond Index*           15.29%    7.85%    8.97%      8.54%        45.89%   136.02%    141.23%
Global Government Bond Trust (at net asset value)        7.61%    7.77%    9.29%      8.76%        45.35%   143.01%    147.37%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year, the Global Government Bond Trust returned 7.61%, compared to the 15.29% return for the Salomon Brothers World Government Bond Index.

ENVIRONMENT: 1998 was an attractive year for global bond investors. However, high volatility and the absence of established trends made it difficult to match the index return. The first quarter was very positive for the US dollar (USD), while the second quarter disappointed those with a bullish USD view. The main driver of turmoil was renewed trouble in Russia, which forced highly leveraged players, such as hedge funds, to cash in profits elsewhere. This massive selling eventually led to the unwinding of short Yen positions, the primary reason for the sudden Yen strengthening move. During the fourth quarter, investor confidence slowly returned, but was overshadowed by the possibility of additional instability, possibly in the form of Brazil or China. The USD continued to weaken in the fourth quarter, and international bond markets attracted flow of funds. Europe was especially of interest in the run-up to the Euro. The easing by a number of Central banks offered positive European bond returns.

OUTLOOK: There are arguments supporting a recessionary, deflationary scenario in 1999; others argue that commodity prices have bottomed, and there are positive surprises in store. We believe that the first scenario is more likely; in the meantime, we will await any proof of economic recovery. For this reason, we view international bond markets as attractive. We will focus on European securities as we expect more flows out of US assets into Asia and Europe. Our outlook for the Euro is positive on a medium to long-term basis.

                           CAPITAL GROWTH BOND TRUST

INVESTMENT OBJECTIVE     To achieve growth of capital by investing in fixed income
  & POLICIES:            securities of medium grade or better, with income as a
                         secondary consideration. This Trust differs from most bond funds in that its primary objective is capital appreciation, not income. It is expected that at least 75% of the
                         portfolio's total investment in corporate fixed income
                         securities, excluding commercial paper, will be represented by investment grade fixed income securities.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGER:       Cathy Addison
INCEPTION DATE:          June 26, 1984

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                                              SALOMON BROTHERS BIG      LEHMAN BROTHERS AGGREGATE
                                                CAPITAL GROWTH BOND TRUST     BOND INDEX-CORPORATE             BOND INDEX
                                                -------------------------     --------------------      -------------------------
Jun. 1984                                               10000.00                    10000.00                    10000.00
Dec. 1984                                               11373.00                    11682.00                    11711.00
Jun. 1985                                               12859.00                    12998.00                    12995.00
Dec. 1985                                               14345.00                    14282.00                    14301.00
Jun. 1986                                               15949.00                    15574.00                    15596.00
Dec. 1986                                               17554.00                    16489.00                    16488.00
Jun. 1987                                               17405.00                    16443.00                    16461.00
Dec. 1987                                               17257.00                    16917.00                    16941.00
Jun. 1988                                               17873.00                    17783.00                    17786.00
Dec. 1988                                               18489.00                    18268.00                    18278.00
Jun. 1989                                               19772.00                    19956.00                    19958.00
Dec. 1989                                               21055.00                    20906.00                    20933.00
Jun. 1990                                               21747.00                    21497.00                    21524.00
Dec. 1990                                               22440.00                    22807.00                    22806.00
Jun. 1991                                               24278.00                    23827.00                    23824.00
Dec. 1991                                               26117.00                    26448.00                    26455.00
Jun. 1992                                               28885.00                    27201.00                    27173.00
Dec. 1992                                               27665.00                    28455.00                    28414.00
Jun. 1993                                               29115.00                    30459.00                    30376.00
Dec. 1993                                               30575.00                    31270.00                    31184.00
Jun. 1994                                               29889.00                    30099.00                    29977.00
Dec. 1994                                               29202.00                    30379.00                    30274.00
Jun. 1995                                               32157.00                    33875.00                    33739.00
Dec. 1995                                               35112.00                    36016.00                    35868.00
Jun. 1996                                               34307.00                    35561.00                    35429.00
Dec. 1996                                               35989.00                    37318.00                    37164.00
Jun. 1997                                               36881.00                    38459.00                    38319.00
Dec. 1997                                               39126.00                    40908.00                    40763.00
Jun. 1998                                               40523.00                    42532.00                    42360.00
Dec. 1998                                               42233.00                    44476.00

                               PERFORMANCE TABLE

                                                             Average Annual Total Return             Cumulative Total Return
                                                        -----------------------------------------------------------------------
                                                                                      Since                             Since
           Periods Ending December 31, 1996             1 Year   5 Year   10 Year   Inception      5 Year   10 Year   Inception
Salomon Brothers BIG Bond Index (Corporate)+*            8.72%    7.30%    9.31%     10.84%        42.23%   145.47%    344.76%
Lehman Brothers Aggregate Bond Index                     8.67%    7.27%    9.26%     10.81%        42.06%   142.37%    342.99%
Capital Growth Bond Trust (at net asset value)           7.95%    6.67%    8.61%     10.44%        38.08%   128.44%    322.33%

+ Salomon Brothers Broad Investment Grade Index-Corporate Component.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1998, the Capital Growth Bond Trust returned 7.95% compared to 8.67% for the Lehman Brothers Aggregate Index.

ENVIRONMENT: The positive performance due to the Trust's long duration position was offset by the overweight position in corporate bonds, as spreads widened due to flight to quality trades and a deteriorating economic outlook. Crumbling global markets and their expected adverse impact on the US economy accelerated the downward trend in yields in the second half of the year. The "Asian Flu" combined with the Russian default resulted in higher borrowing costs and liquidity shortages for the emerging markets. The Federal Reserve cut interest rates by 75 basis points to contain the global financial decline and to stave off threats of an impending US recession. The last quarter saw the reversal of the flight to quality trades as investors regained their appetite for risky assets.

OUTLOOK: Buoyed by relentless consumer spending, the US continues its steady economic growth and low inflation. The manufacturing sector is suffering due to weak external economies, sustained wage pressure, and lack of pricing power. With steady domestic growth, low inflation and worldwide deflation in commodities, the bond market seems poised for lower rates. Barring a major crisis, we see the Federal Reserve moving rates lower toward the second half of the year. Corporate spreads should tighten modestly given the continued economic strength in a low inflationary environment. The Trust will continue to maintain a long duration versus the index in anticipation of a further interest rate drop, and an overweight position in corporate bonds in anticipation of their better relative performance.

                         INVESTMENT QUALITY BOND TRUST

INVESTMENT OBJECTIVE     To provide a high level of current income consistent with
  & POLICIES:            the maintenance of principal and liquidity by investing
                         primarily in a diversified investment grade corporate bonds and US Government bonds with intermediate to long term
                         maturities.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGER:       Thomas L. Pappas
INCEPTION DATE:          June 18, 1985**

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                 INVESTMENT QUALITY BOND    LEHMAN BROTHERS AGGREGATE
                                                          TRUST                    BOND INDEX             CUSTOMIZED BENCHMARK
                                                 -----------------------    -------------------------     --------------------
May 85                                                    10000                       10000                       10000
                                                           9978                       10000                       10000
                                                          10330                        9965                        9965
                                                          10458                       10152                       10165
                                                          10518                       10213                       10201
                                                          10664                       10428                       10421
                                                          10802                       10678                       10670
Dec. 85                                                   10872                       11005                       11007
                                                          10906                       11066                       11077
                                                          11182                       11502                       11564
                                                          11386                       11860                       11931
                                                          11392                       11923                       11989
                                                          11251                       11695                       11785
                                                          11408                       12002                       12088
                                                          11810                       12108                       12158
                                                          11996                       12410                       12455
                                                          11921                       12287                       12340
                                                          12130                       12465                       12529
                                                          12341                       12640                       12691
Dec. 86                                                   12313                       12688                       12760
                                                          12521                       12867                       12968
                                                          12635                       12956                       13051
                                                          12954                       12897                       12987
                                                          12568                       12544                       12613
                                                          12495                       12495                       12557
                                                          12679                       12667                       12722
                                                          12640                       12657                       12691
                                                          12565                       12589                       12620
                                                          12275                       12321                       12320
                                                          12720                       12759                       12765
                                                          12909                       12861                       12864
Dec. 87                                                   12596                       13036                       13063
                                                          12992                       13495                       13532
                                                          13179                       13656                       13697
                                                          13086                       13527                       13568
                                                          13069                       13454                       13484
                                                          12999                       13364                       13399
                                                          13232                       13686                       13708
                                                          13162                       13615                       13645
                                                          13151                       13651                       13688
                                                          13419                       13959                       13985
                                                          13606                       14221                       14230
                                                          13454                       14049                       14078
Dec. 88                                                   13489                       14065                       14124
                                                          13606                       14267                       14318
                                                          13583                       14165                       14220
                                                          13606                       14226                       14284
                                                          13788                       14523                       14581
                                                          14055                       14905                       14953
                                                          14480                       15358                       15424
                                                          14735                       15685                       15736
                                                          14492                       15453                       15519
                                                          14650                       15532                       15588
                                                          14990                       15914                       15969
                                                          15063                       16065                       16101
Dec. 89                                                   15014                       16108                       16124
                                                          14638                       15917                       15909
                                                          14686                       15968                       15948
                                                          14104                       15979                       15953
                                                          13938                       15832                       15800
                                                          14291                       16300                       16276
                                                          14522                       16563                       16543
                                                          14645                       16791                       16743
                                                          14278                       16566                       16493
                                                          14128                       16704                       16610
                                                          14060                       16916                       16783
                                                          14346                       17280                       17142
Dec. 90                                                   14604                       17549                       17396
                                                          14740                       17767                       17600
                                                          15039                       17918                       17800
                                                          15053                       18042                       17955
                                                          15006                       18236                       18171
                                                          15066                       18342                       18269
                                                          15036                       18333                       18255
                                                          15171                       18588                       18495
                                                          15605                       18989                       18919
                                                          16024                       19375                       19312
                                                          16173                       19590                       19489
                                                          16308                       19770                       19682
Dec-91                                                    16951                       20357                       20339
                                                          16667                       20080                       20053
                                                          16802                       20211                       20189
                                                          16682                       20098                       20087
                                                          16761                       20242                       20200
                                                          17169                       20625                       20612
                                                          17404                       20910                       20920
                                                          17828                       21336                       21463
                                                          17985                       21552                       21647
                                                          18204                       21808                       21930
                                                          17906                       21518                       21577
                                                          17906                       21522                       21576
Dec. 92                                                   18173                       21865                       21957
                                                          18581                       22284                       22447
                                                          18942                       22674                       22929
                                                          19067                       22770                       23007
                                                          19168                       22929                       23184
                                                          19168                       22959                       23186
                                                          19547                       23374                       23725
                                                          19630                       23508                       23882
                                                          20026                       23919                       24446
                                                          20108                       23984                       24522
                                                          20174                       24072                       24630
                                                          19894                       23868                       24343
Dec. 93                                                   19993                       23997                       24462
                                                          20257                       24321                       24867
                                                          19762                       23897                       24310
                                                          19184                       23307                       23663
                                                          18978                       23121                       23456
                                                          18960                       23118                       23398
                                                          18926                       23068                       23341
                                                          19272                       23527                       23851
                                                          19307                       23555                       23867
                                                          19012                       23209                       23477
                                                          18960                       23188                       23442
                                                          18908                       23137                       23402
Dec. 94                                                   19064                       23296                       23570
                                                          19410                       23758                       24039
                                                          19843                       24323                       24644
                                                          19982                       24471                       24822
                                                          20283                       24814                       25195
                                                          21115                       25774                       26296
                                                          21281                       25962                       26515
                                                          21207                       25905                       26408
                                                          21466                       26219                       26775
                                                          21688                       26473                       27062
                                                          22058                       26817                       27443
                                                          22409                       27219                       27919
Dec. 95                                                   22779                       27601                       28348
                                                          22890                       27783                       28526
                                                          22428                       27299                       27896
                                                          22243                       27108                       27662
                                                          22051                       26956                       27458
                                                          21992                       26902                       27410
                                                          22267                       27263                       27789
                                                          22326                       27337                       27850
                                                          22286                       27290                       27776
                                                          22699                       27765                       28301
                                                          23151                       28381                       28998
                                                          23603                       28867                       29561
Dec. 96                                                   23367                       28598                       29206
                                                          23426                       28687                       29243
                                                          23485                       28759                       29325
                                                          23190                       28439                       28941
                                                          23574                       28866                       29369
                                                          23785                       29140                       29661
                                                          24102                       29487                       30038
                                                          24864                       30283                       31014
                                                          24568                       30026                       30631
                                                          24969                       30470                       31129
                                                          25265                       30912                       31596
                                                          25392                       31054                       31765
Dec. 97                                                   25646                       31368                       32100
                                                          26090                       31769                       32532
                                                          26048                       31744                       32483
                                                          26132                       31852                       32588
                                                          26251                       32017                       32764
                                                          26519                       32321                       33128
                                                          26721                       32596                       33439
                                                          26788                       32665                       33449
                                                          27021                       33197                       33963
                                                          27795                       33974                       34972
                                                          27571                       33794                       34643
                                                          27772                       33986                       34974
Dec. 98                                                   27884                       34088                       35063

                               PERFORMANCE TABLE

                                                             Average Annual Total Return              Cumulative Total Return
                                                                                Since     Since**                        Since
        Periods Ending December 31, 1998           1 Year  5 Year   10 Year   Inception  Inception  5 Year   10 Year   Inception
Customized Benchmark+*                             9.23%    7.47%    9.52%      9.74%      8.95%    43.34%   148.26%    250.63%
Lehman Brothers Aggregate Bond Index               8.67%    7.27%    9.26%      9.51%      8.50%    42.06%   142.37%    240.88%
Investment Quality Bond Trust (at net asset
  value)                                           8.73%    6.88%    7.88%      8.12%      8.49%    39.47%   113.52%    178.84%

** Current subadviser assignment became effective April 23, 1991.
 + Customized Benchmark is comprised of 50% of the return of the Lehman Brothers
   Government Bond Index and 50% of the return of the Lehman Brothers Corporate Bond Index.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year, the Investment Quality Bond Trust returned 8.73% versus 9.23% for the customized benchmark of 50% Lehman Brothers Government Bond Index and 50% Lehman Brothers Corporate Bond Index.

ENVIRONMENT: Low inflation and growth prospects helped Treasury yields pierce below 6.0%, but from there Treasuries left other sectors behind rallying another 1.0% or so. Investors searched for safety in a volatile world environment as hedge funds collapsed and some foreign issuers threatened defaults. This all triggered a massive flight to quality never seen before. Corporate bonds lagged Treasuries as credit fundamentals weakened in investors' eyes and with lower rates came increased prepayment risk to the detriment of mortgage prices.

OUTLOOK: Looking forward, we believe the panic buying of Treasuries since July, driven by fears of a worldwide recession, will reverse itself over time, especially as we cycle into a new year. Corporates, including high yield, and mortgages -- two areas which have lagged against Treasuries -- are set up to deliver much better performance. In fact, high quality corporates and mortgages offer attractive yields over 1% higher than comparable Treasuries, and many decent high yield issues yield upwards of 10% on a nominal basis. Though maintaining relative high quality in the Trust, we will continue to search for attractively priced alternatives to Treasuries.

                                      xxxii

                         US GOVERNMENT SECURITIES TRUST

INVESTMENT OBJECTIVE     To provide a high level of current income consistent with
  & POLICIES:            the preservation of capital and maintenance of liquidity by investing primarily in debt obligations and mortgage backed securities issued or guaranteed by the US Government, its
                         agencies, or instrumentalities, and derivative securities
                         such as collateralized mortgage obligations backed by such securities.
SUBADVISER:              Salomon Brothers Asset Management Inc.
PORTFOLIO MANAGER:       Roger Lavan
INCEPTION DATE:          March 18, 1988**

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                               U.S. GOVERNMENT SECURITIES    MERRILL LYNCH 1-10 YEAR      SALOMON BROTHERS 1-10
                                                         TRUST                  GOVERNMENT INDEX          YEAR GOVERNMENT INDEX
                                               --------------------------    -----------------------      ---------------------
Feb. 1988                                               10000.00                    10000.00                    10000.00
                                                         9741.00                    10000.00                    10000.00
                                                         9801.00                     9987.00                     9986.00
                                                         9571.00                     9932.00                     9941.00
Jun. 1988                                                9751.00                    10093.00                    10104.00
                                                         9621.00                    10069.00                    10083.00
                                                         9631.00                    10076.00                    10102.00
                                                         9791.00                    10251.00                    10267.00
                                                         9811.00                    10390.00                    10410.00
                                                         9711.00                    10300.00                    10332.00
Dec. 1988                                                9781.00                    10309.00                    10348.00
                                                         9930.00                    10411.00                    10456.00
                                                         9970.00                    10368.00                    10425.00
                                                         9960.00                    10419.00                    10453.00
                                                        10219.00                    10611.00                    10632.00
                                                        10279.00                    10835.00                    10870.00
Jun. 1989                                               10429.00                    11111.00                    11137.00
                                                        10588.00                    11338.00                    11344.00
                                                        10459.00                    11180.00                    11207.00
                                                        10538.00                    11236.00                    11271.00
                                                        10808.00                    11467.00                    11496.00
                                                        10907.00                    11580.00                    11616.00
Dec. 1989                                               10947.00                    11609.00                    11654.00
                                                        10847.00                    11543.00                    11594.00
                                                        10887.00                    11572.00                    11640.00
                                                        10907.00                    11595.00                    11663.00
                                                        10847.00                    11554.00                    11631.00
                                                        11098.00                    11799.00                    11876.00
Jun. 1990                                               11239.00                    11952.00                    12043.00
                                                        11409.00                    12124.00                    12228.00
                                                        11369.00                    12071.00                    12177.00
                                                        11460.00                    12181.00                    12301.00
                                                        11570.00                    12351.00                    12458.00
                                                        11741.00                    12535.00                    12659.00
Dec. 1990                                               11892.00                    12713.00                    12836.00
                                                        12023.00                    12842.00                    12972.00
                                                        12073.00                    12909.00                    13059.00
                                                        12123.00                    12979.00                    13144.00
                                                        12228.00                    13113.00                    13294.00
                                                        12302.00                    13188.00                    13375.00
Jun. 1991                                               12302.00                    13202.00                    13398.00
                                                        12460.00                    13344.00                    13550.00
                                                        12724.00                    13593.00                    13810.00
                                                        12925.00                    13824.00                    14057.00
                                                        13072.00                    13981.00                    14195.00
                                                        13231.00                    14145.00                    14367.00
Dec. 1991                                               13558.00                    14490.00                    14682.00
                                                        13336.00                    14344.00                    14570.00
                                                        13389.00                    14398.00                    14611.00
                                                        13283.00                    14340.00                    14561.00
                                                        13437.00                    14471.00                    14700.00
                                                        13647.00                    14677.00                    14916.00
Jun. 1992                                               13879.00                    14890.00                    15130.00
                                                        14166.00                    15166.00                    15402.00
                                                        14320.00                    15341.00                    15558.00
                                                        14519.00                    15553.00                    15760.00
                                                        14298.00                    15362.00                    15568.00
                                                        14221.00                    15294.00                    15511.00
Dec. 1992                                               14397.00                    15496.00                    15696.00
                                                        14640.00                    15785.00                    15991.00
                                                        14850.00                    16022.00                    16216.00
                                                        14916.00                    16082.00                    16283.00
                                                        15015.00                    16209.00                    16415.00
                                                        14969.00                    16160.00                    16377.00
Jun. 1993                                               15210.00                    16392.00                    16604.00
                                                        15233.00                    16426.00                    16642.00
                                                        15429.00                    16677.00                    16879.00
                                                        15486.00                    16749.00                    16959.00
                                                        15509.00                    16778.00                    16988.00
                                                        15429.00                    16698.00                    16917.00
Dec. 1993                                               15498.00                    16763.00                    16991.00
                                                        15647.00                    16930.00                    17157.00
                                                        15440.00                    16689.00                    16955.00
                                                        15256.00                    16455.00                    16690.00
                                                        15232.00                    16344.00                    16579.00
                                                        15256.00                    16361.00                    16591.00
Jun. 1994                                               15219.00                    16372.00                    16599.00
                                                        15389.00                    16576.00                    16827.00
                                                        15462.00                    16628.00                    16873.00
                                                        15280.00                    16494.00                    16735.00
                                                        15244.00                    16498.00                    16725.00
                                                        15207.00                    16415.00                    16671.00
Dec. 1994                                               15304.00                    16477.00                    16729.00
                                                        15571.00                    16751.00                    17016.00
                                                        15898.00                    17071.00                    17358.00
                                                        15994.00                    17165.00                    17456.00
                                                        16172.00                    17362.00                    17662.00
                                                        16755.00                    17858.00                    18173.00
Jun. 1995                                               16859.00                    17975.00                    18271.00
                                                        16820.00                    17987.00                    18298.00
                                                        16975.00                    18134.00                    18467.00
                                                        17092.00                    18257.00                    18586.00
                                                        17286.00                    18461.00                    18777.00
                                                        17493.00                    18692.00                    19009.00
Dec. 1995                                               17688.00                    18882.00                    19172.00
                                                        17804.00                    19044.00                    19330.00
                                                        17519.00                    18831.00                    19159.00
                                                        17416.00                    18740.00                    19079.00
                                                        17352.00                    18681.00                    18990.00
                                                        17283.00                    18671.00                    18982.00
Jun. 1996                                               17475.00                    18853.00                    19197.00
                                                        17530.00                    18912.00                    19260.00
                                                        17544.00                    18932.00                    19270.00
                                                        17818.00                    19173.00                    19547.00
                                                        18148.00                    19485.00                    19899.00
                                                        18422.00                    19724.00                    20131.00
Dec. 1996                                               18285.00                    19617.00                    20038.00
                                                        18381.00                    19691.00                    20147.00
                                                        18450.00                    19713.00                    20182.00
                                                        18313.00                    19611.00                    20102.00
                                                        18557.00                    19831.00                    20325.00
                                                        18689.00                    19983.00                    20487.00
Jun. 1997                                               18865.00                    20156.00                    20673.00
                                                        19232.00                    20534.00                    21048.00
                                                        19144.00                    20447.00                    20974.00
                                                        19379.00                    20673.00                    21204.00
                                                        19600.00                    20913.00                    21424.00
                                                        19644.00                    20960.00                    21463.00
Dec. 1997                                               19835.00                    21139.00                    21660.00
                                                        20070.00                    21423.00                    21934.00
                                                        20085.00                    21395.00                    21917.00
                                                        20143.00                    21466.00                    22036.00
                                                        20256.00                    21562.00                    22121.00
                                                        20395.00                    21708.00                    22293.00
Jun. 1998                                               20503.00                    21859.00                    22428.00
                                                        20580.00                    21945.00                    22518.00
                                                        20858.00                    22383.00                    22821.00
                                                        21274.00                    22911.00                    23252.00
                                                        21166.00                    22963.00                    23279.00
                                                        21197.00                    22878.00                    23285.00
Dec. 1998                                               21321.00                    22963.00                    23381.00

                               PERFORMANCE TABLE

                                                    Average Annual Total Return                 Cumulative Total Return
                                                                             Since       Since**                          Since
       Periods Ending December 31, 1998         1 Year  5 Years  10 Years  Inception  Dec. 13, 1991  5 Years  10 Years  Inception
Merrill Lynch 1-10yr Government Index*          8.63%    6.50%    8.34%      8.04%        7.08%      36.95%   122.74%    129.63%
Salomon Brothers 1-10yr Government Index+       7.95%    6.59%    8.49%      8.22%        7.12%      37.61%   125.96%    133.81%
U.S. Gov't Securities Trust (at net asset
  value)                                        7.49%    6.59%    8.10%      7.27%        6.84%      37.57%   117.99%    113.21%

** Current subadviser assignment became effective December 13, 1991.
 + The Salomon Brothers 1-10yr Government Index was added to more accurately reflect the investment objective of the U.S. Gov't Securities Trust.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The US Government Securities Trust returned 7.49% for the year, compared to the Salomon Brothers 1-10 yr Government Index, which returned 7.95%.

ENVIRONMENT: The Trust managed to post solid performance for the year. In January, we believed Asia's economic woes would slow economic growth in the US and push inflation lower. To take advantage of our expectations, we moved the Trust at year-end 1997 into a slightly long duration barbelled position while overweighting discount mortgage securities. We held this position until mid-August when it became apparent that the Federal Reserve would ease monetary policy. We strategically reduced the Trust's barbell position by swapping long maturity Treasuries and mortgages into 5-year Treasuries. To maintain duration, we sold mortgage securities trading above par and bought discount pass-throughs. By the fourth quarter, it became apparent to investors that the global market crisis had stabilized. The main strategy change in the Trust was a reallocation to mortgage pass-throughs from Treasuries. Presently, 69% of the Trust consists of mortgages, up 14% from the end of the third quarter.

OUTLOOK: After seven years of uninterrupted growth, the US economy faces a period of slowing expansion and threatened instability. Although key areas of economic activity remain buoyant, gradual slowing remains a likely scenario for 1999. We expect interest rates to generally move lower in the first few months of the year, followed by a gradual rise through the end of 1999. With the expectation of further Federal Reserve interest rate easing, we look for the yield curve to steepen. As such, long-term bonds may stabilize in a range centered on 5% as long-term inflation expectations fall.

                                     xxxiii

                        LIFESTYLE AGGRESSIVE 1000 TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing 100% of
  POLICIES:              the portfolio's assets in other Trust's of the Trust
                         ("underlying portfolios") that invest primarily in equity
                         securities. Current income is not a consideration.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                              LIFESTYLE AGGRESSIVE 1000 TRUST           RUSSELL 2000 INDEX
                                                              -------------------------------           ------------------
December|1996                                                              10000                              10000
                                                                           10112                              10200
                                                                            9920                               9952
March|1997                                                                  9568                               9483
                                                                            9637                               9509
                                                                           10302                              10567
June|1997                                                                  10738                              11020
                                                                           11321                              11533
                                                                           10886                              11797
September|1997                                                             11543                              12660
                                                                           10968                              12104
                                                                           10960                              12026
December|1997                                                              11089                              12236
                                                                           10990                              12043
                                                                           11690                              12933
March|1998                                                                 12209                              13465
                                                                           12286                              13540
                                                                           11852                              12810
June|1998                                                                  12034                              12837
                                                                           11402                              11798
                                                                            9522                               9507
September|1998                                                              9894                              12051
                                                                           10345                              10670
                                                                           10925                              11229
December|1998                                                              11628                              11924

                               PERFORMANCE TABLE

                                                              Average Annual Total Return        Cumulative Total Return
                                                                                 Since                    Since
              Periods Ending December 31, 1998                1 Year           Inception                Inception
Russell 2000 Index*                                           -2.55%             9.20%                   19.24%
Lifestyle Aggressive 1000 Trust (at net asset value)           4.86%             7.91%                   16.28%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The Lifestyle Aggressive 1000 Trust rose 4.86% during 1998, outperforming the -2.55% return of the Russell 2000 index.

ENVIRONMENT: Small and mid cap stocks, which comprise approximately 75% of this Trust (international and domestic) dramatically underperformed large company stocks during the year. The Trust managed to outperform the small company dominated Russell 2000 Index due to its minor allocation to large company stocks, as well as its allocation to international stocks, both large and small. This diversification, which hurt the performance of some of the other Lifestyle portfolios, truly added value for this offering.

OUTLOOK: With such a high degree of exposure to small and mid cap stocks, the Lifestyle Aggressive 1000 Trust should show stronger relative performance if these asset classes return to favor after a prolonged period of underperformance relative to large company stocks. Although the valuation level of these asset classes appears to be quite attractive, market momentum continues to favor the larger, more liquid securities. This trend began to reverse during the final months of 1998. Whether or not the good performance turned in by small and mid cap stocks over this recent time period is sustainable is still a matter of great debate. However, it is unlikely that the degree of underperformance experienced by these asset classes during the full year of 1998 will be repeated in 1999.

                                      xxxiv

                           LIFESTYLE GROWTH 820 TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing
  POLICIES:              approximately 20% of the Trust's assets in underlying
                         portfolios that invest primarily in fixed income securities and approximately 80% of its assets in underlying portfolios that invest primarily in equity securities. Current income is also a consideration.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                LIFESTYLE GROWTH                         LEHMAN BROTHERS         BLENDED             CUSTOM
                                    820 TRUST         S&P 500 INDEX     GOV'T/CORP INDEX        BENCHMARK           BENCHAMRK
                                ----------------      -------------     ----------------        ---------           ---------
December 1996                       10000.00            10000.00            10000.00            10000.00            10000.00
                                    10144.00            10621.00            10012.00            10499.00            10226.00
                                    10104.00            10707.00            10033.00            10572.00            10180.00
March 1997                           9824.00            10262.00             9914.00            10195.00             9846.00
                                     9967.00            10874.00            10058.00            10711.00            10044.00
                                    10517.00            11542.00            10152.00            11257.00            10717.00
June 1997                           10894.00            12057.00            10274.00            11686.00            11105.00
                                    11420.00            13014.00            10588.00            12500.00            11683.00
                                    11132.00            12290.00            10470.00            11916.00            11550.00
September 1997                      11641.00            12964.00            10634.00            12475.00            12150.00
                                    11173.00            12531.00            10804.00            12182.00            11737.00
                                    11247.00            13111.00            10861.00            12646.00            11865.00
December 1997                       11384.00            13336.00            10975.00            12847.00            12057.00
                                    11367.00            13484.00            11130.00            12997.00            12066.00
                                    11971.00            14457.00            11107.00            13742.00            12753.00
March 1998                          12401.00            15197.00            11142.00            14313.00            13210.00
                                    12467.00            15350.00            11198.00            14443.00            13285.00
                                    12188.00            15086.00            11317.00            14275.00            12937.00
June 1998                           12293.00            15699.00            11433.00            14768.00            13073.00
                                    11901.00            15532.00            11442.00            14645.00            12610.00
                                    10302.00            13286.00            11665.00            13008.00            10928.00
September 1998                      10615.00            14137.00            11999.00            13749.00            11480.00
                                    11102.00            15287.00            11914.00            14624.00            12085.00
                                    11641.00            16214.00            11985.00            15351.00            12608.00
December 1998                       12090.00            17148.00            12014.00            16066.00            13208.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return        Cumulative Total Return
                                                                                 Since                    Since
              Periods Ending December 31, 1998                1 Year           Inception                Inception
S&P 500 Index*                                                28.58%             30.95%                  71.48%
Lehman Brothers Government/Corporate Bond Index                9.47%              9.61%                  20.14%
Blended Benchmark+                                            25.06%             26.73%                  60.66%
Customized Benchmark**++                                       9.54%             14.92%                  32.08%
Lifestyle Growth 820 Trust (at net asset value)                6.20%             10.05%                  20.90%

 + Blended Benchmark consists of 80% of the return of the S&P 500 Index and 20%
   of the return of the Lehman Brothers Government/Corporate Bond Index.
** Customized Benchmark was added to more accurately reflect the investment objective of the Lifestyle Growth 820 Trust.
 ++ Customized Benchmark is comprised of 20% of the return of the Russell 1000
    Index, 50% of the Russell 2500 Index, 10% of the MSCI EAFE Index, 15% of the Lehman Brothers Government/Corporate Bond Index, 5% of the US 30-day T-Bill.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The Lifestyle Growth 820 Trust rose 6.20% versus the 9.54% gain of the customized benchmark.

ENVIRONMENT: During 1998, relative performance of the Lifestyle Growth 820 Trust was hurt by allocations on both the fixed income and equity portions of the Trust. In the fixed income allocations, the Trust held positions in lower quality, higher yielding securities. These securities dramatically underperformed straight Treasury securities and high quality corporate bonds. During the year, a massive flight-to-quality caused the interest rate spreads between high quality and low quality fixed income securities to widen dramatically, driving the price of the lower-quality issues down. On the equity front, the Trust was underweight in large company stocks, which was indeed a negative for performance. Additionally, performance from the actual large company portfolios within the Lifestyle Growth 820 Trust also contributed to the overall underperformance of the Trust as they were unable to match the gains of the large company benchmark.

OUTLOOK: Given the favorable economic and interest rate outlook, it is not unreasonable to expect good returns from this product in 1999. The biggest question lies with the future performance of equities other than large company stocks. During 1998, large company stocks, specifically large company growth stocks, enjoyed returns which significantly outpaced all other major equity styles. This has led to valuation levels which appear to be unprecedented. If this environment continues, the returns of this Trust will once again fall behind the return of the popular averages. However, if other equity styles such as small and mid cap stocks return to their historical levels of outperformance, this Trust should benefit nicely.

                          LIFESTYLE BALANCED 640 TRUST

INVESTMENT OBJECTIVE &   To provide a balance between a high level of current income
  POLICIES:              and growth of capital with a greater emphasis on growth of capital by investing approximately 40% of the Trust's assets in underlying portfolios that invest primarily in fixed
                         income securities and approximately 60% of its assets in
                         underlying portfolios that invest primarily in equity
                         securities
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                               LIFESTYLE BALANCED                        LEHMAN BROTHERS         BLENDED             CUSTOM
                                   640 TRUST          S&P 500 INDEX     GOV'T/CORP INDEX        BENCHMARK           BENCHMARK
                               ------------------     -------------     ----------------        ---------           ---------
December 1996                        10000                10000               10000               10000               10000
                                     10147                10621               10012               10377               10222
                                     10151                10707               10033               10437               10206
March 1997                            9907                10262                9914               10126                9922
                                     10099                10874               10058               10548               10144
                                     10528                11542               10152               10976               10653
June 1997                            10842                12057               10274               11322               10967
                                     11330                13014               10588               12000               11499
                                     11127                12290               10470               11546               11334
September 1997                       11541                12964               10634               11998               11802
                                     11176                12531               10804               11835               11564
                                     11261                13111               10861               12189               11722
December 1997                        11411                13336               10975               12366               11896
                                     11397                13484               11130               12518               11946
                                     11887                14457               11107               13049               12455
March 1998                           12235                15197               11142               13466               12811
                                     12282                15350               11198               13575               12888
                                     12069                15086               11317               13493               12681
June 1998                            12149                15699               11433               13877               12853
                                     11803                15532               11442               13792               12563
                                     10526                13286               11665               12703               11384
September 1998                       10890                14137               11999               13337               11904
                                     11271                15287               11914               13950               12375
                                     11723                16214               11985               14491               12808
December 1998                        12064                17148               12014               15006               13285

                               PERFORMANCE TABLE

                                                              Average Annual Total Return        Cumulative Total Return
                                                                                 Since                    Since
              Periods Ending December 31, 1998                1 Year           Inception                Inception
S&P 500 Index*                                                28.58%             30.95%                  71.48%
Lehman Brothers Government/Corporate Bond Index                9.47%              9.61%                  20.14%
Blended Benchmark+                                            21.35%             22.50%                  50.06%
Customized Benchmark**++                                      11.70%             15.26%                  32.85%
Lifestyle Balanced 640 Trust (at net asset value)              5.72%              9.93%                  20.64%

 + Blended Benchmark consists of 60% of the return of the S&P 500 Index and 40%
   of the return of the Lehman Brothers Government/Corporate Bond Index.
** The Customized Benchmark was added to more accurately reflect the investment objective of the Lifestyle Balanced 640 Trust.
 ++ Customized Benchmark is comprised of 25% of the return of the Russell 1000
    Index, 30% of the Russell 2500 Index, 5% of the MSCI EAFE Index, 30% of the Lehman Brothers Government/Corporate Bond Index, 10% of the US 30-day T-Bill.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The Lifestyle Balanced 640 Trust gained 5.72% in 1998, underperforming its customized benchmark which returned 11.70%.

ENVIRONMENT: 1998 was a very difficult year for the Lifestyle Balanced 640 Trust on a relative basis. Performance was affected by the underlying allocations on both the fixed income and the equity portions of the Trust. The fixed income portion was held back by the allocations to the Strategic Bond and High Yield Trusts. These two Trusts were hurt by the flight-to-quality which occurred during the year as investors shunned riskier sectors of the fixed income markets. On the equity front, the Trust was underweight versus the benchmark in large company stocks and overweight in small and mid cap stocks. This hurt both absolute and relative performance as large company stocks enjoyed a substantial performance advantage over small and mid cap stocks during the year. The Trust was also overweight in international stocks which did help absolute performance.

OUTLOOK: Historically, lower quality bonds have provided significant added value to diversified portfolios such as the Lifestyle Balanced 640 Trust. Unfortunately, this was not the case in 1998. However, the high degree of underperformance by these securities has led to attractive valuations which should provide a positive backdrop for improved relative performance in 1999. The small and mid cap portions of the equity portfolio were truly disappointing in 1998 relative to large caps. But like lower quality fixed income securities, these equities are trading at near historically low relative valuation levels. If this valuation gap can close to some degree in 1999, stronger relative performance should occur. Some of this was seen in the 4th quarter as relative performance improved substantially for that short time period.

                                      xxxvi

                          LIFESTYLE MODERATE 460 TRUST

INVESTMENT OBJECTIVE &   To provide a balance between a high level of current income
  POLICIES:              and growth of capital with a greater emphasis on income by investing approximately 60% of the Trust's assets in
                         underlying portfolios that invest primarily in fixed income securities and approximately 40% of its assets in underlying portfolios that invest primarily in equity securities.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                               LIFESTYLE MODERATE                        LEHMAN BROTHERS         BLENDED             CUSTOM
                                   460 TRUST          S&P 500 INDEX     GOV'T/CORP INDEX        BENCHMARK           BENCHMARK
                               ------------------     -------------     ----------------        ---------           ---------
December|1996                       10000.00            10000.00            10000.00            10000.00            10000.00
                                    10134.00            10621.00            10012.00            10256.00            10174.00
                                    10206.00            10707.00            10033.00            10302.00            10194.00
March|1997                          10046.00            10262.00             9914.00            10057.00            10004.00
                                    10253.00            10874.00            10058.00            10385.00            10217.00
                                    10548.00            11542.00            10152.00            10698.00            10554.00
June|1997                           10785.00            12057.00            10274.00            10966.00            10789.00
                                    11182.00            13014.00            10588.00            11516.00            11209.00
                                    10998.00            12290.00            10470.00            11182.00            11018.00
September|1997                      11285.00            12964.00            10634.00            11532.00            11346.00
                                    11082.00            12531.00            10804.00            11489.00            11235.00
                                    11232.00            13111.00            10861.00            11738.00            11387.00
December|1997                       11370.00            13336.00            10975.00            11893.00            11527.00
                                    11463.00            13484.00            11130.00            12046.00            11626.00
                                    11819.00            14457.00            11107.00            12379.00            11959.00
March|1998                          12066.00            15197.00            11142.00            12656.00            12205.00
                                    12123.00            15350.00            11198.00            12745.00            12281.00
                                    12066.00            15086.00            11317.00            12739.00            12214.00
June|1998                           12142.00            15699.00            11433.00            13024.00            12389.00
                                    12076.00            15532.00            11442.00            12975.00            12289.00
                                    11246.00            13286.00            11665.00            12376.00            11619.00
September|1998                      11517.00            14137.00            11999.00            12906.00            12010.00
                                    11913.00            15287.00            11914.00            13271.00            12356.00
                                    12264.00            16214.00            11985.00            13640.00            12676.00
December|1998                       12480.00            17148.00            12014.00            13974.00            13001.00

                               PERFORMANCE TABLE

                                                 Average Annual Total Return   Cumulative Total Return
                                                                    Since               Since
       Periods Ending December 31, 1998          1 Year           Inception           Inception
S&P 500 Index*                                   28.58%             30.95%             71.48%
Lehman Brothers Government/Corporate Bond Index   9.47%              9.61%             20.14%
Blended Benchmark+                               17.50%             18.21%             39.74%
Customized Benchmark**++                         12.78%             14.02%             30.01%
Lifestyle Moderate 460 Trust (at net asset
  value)                                          9.76%             11.83%             24.80%

 + Blended Benchmark consists of 40% of the return of the S&P 500 Index and 60%
   of the return of the Lehman Brothers Government/ Corporate Bond Index.
** The Customized Benchmark was added to more accurately reflect the investment objective of the Lifestyle Moderate 460 Trust.
 ++ Customized Benchmark is comprised of 25% of the return of the Russell 1000
    Index, 10% of the Russell 2500 Index, 5% of the MSCI EAFE Index, 35% of the Lehman Brothers Government/Corporate Bond Index, 25% of the US 30-day T-Bill.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                          PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The Lifestyle Moderate 460 Trust rose 9.76% during 1998 versus the customized benchmark return of 12.78%.

ENVIRONMENT: The Lifestyle Moderate 460 Trust underperformed its benchmark for the year due to several factors. First, the Trust had exposure to high yield and emerging market debt, both of which underperformed the more liquid, higher quality, corporate and government securities by a wide margin. In terms of the equity allocation, the Trust was adversely affected by positions in value-oriented portfolios like the Value Trust and the Equity Income Trust. In general, value stocks were dramatic underperformers during the year across all market capitalization ranges. Absolute performance was aided by the position in the International Stock Trust, although relative to the international benchmark, this offering underperformed, dragging down the overall relative performance of the Lifestyle Moderate 460 Trust.

OUTLOOK: This Trust has a good opportunity to perform better on a relative basis in 1999. Those sectors of the equity and fixed income markets which led to the majority of the underperformance in 1998 are currently quite attractive from a valuation standpoint. For these sectors to underperform to the same degree as they did last year would be a difficult scenario to imagine.

                                     xxxvii

                        LIFESTYLE CONSERVATIVE 280 TRUST

INVESTMENT OBJECTIVE &   To provide a high level of current income with some
  POLICIES:              consideration given to growth of capital by investing
                         approximately 80% of the Trust's assets in underlying
                         portfolios that invest primarily in fixed income securities and approximately 20% of its assets in underlying portfolios that invest primarily in equity securities.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                      LIFESTYLE CONSERVATIVE                            LEHMAN BROTHERS
                                            280 TRUST             S&P 500 INDEX         GOV'T/CORP INDEX      BLENDED BENCHMARK
                                      ----------------------      -------------         ----------------      -----------------
December 1996                                10000.00                10000.00               10000.00               10000.00
                                             10115.00                10621.00               10012.00               10134.00
                                             10176.00                10707.00               10033.00               10167.00
March 1997                                   10071.00                10262.00                9914.00                9986.00
                                             10236.00                10874.00               10058.00               10222.00
                                             10422.00                11542.00               10152.00               10423.00
June 1997                                    10591.00                12057.00               10274.00               10616.00
                                             10890.00                13014.00               10588.00               11045.00
                                             10787.00                12290.00               10470.00               10823.00
September 1997                               10991.00                12964.00               10634.00               11078.00
                                             10983.00                12531.00               10804.00               11145.00
                                             11089.00                13111.00               10861.00               11296.00
December 1997                                11215.00                13336.00               10975.00               11430.00
                                             11299.00                13484.00               11130.00               11584.00
                                             11494.00                14457.00               11107.00               11732.00
March 1998                                   11665.00                15197.00               11142.00               11882.00
                                             11717.00                15350.00               11198.00               11953.00
                                             11718.00                15086.00               11317.00               12014.00
June 1998                                    11828.00                15699.00               11433.00               12210.00
                                             11793.00                15532.00               11442.00               12192.00
                                             11429.00                13286.00               11665.00               12029.00
September 1998                               11766.00                14137.00               11999.00               12459.00
                                             11948.00                15287.00               11914.00               12591.00
                                             12158.00                16214.00               11985.00               12804.00
December 1998                                12359.00                17148.00               12014.00               12976.00

                               PERFORMANCE TABLE

                                                 Average Annual Total Return   Cumulative Total Return
                                                                    Since               Since
       Periods Ending December 31, 1998          1 Year           Inception           Inception
S&P 500 Index*                                   28.58%             30.95%             71.48%
Lehman Brothers Government/Corporate Bond Index   9.47%              9.61%             20.14%
Blended Benchmark+                               13.53%             13.91%             29.76%
Lifestyle Conservative 280 Trust (at net asset
  value)                                         10.20%             11.28%             23.59%

+ Blended Benchmark consists of 20% of the return of the S&P 500 Index and 80%
  of the return of the Lehman Brothers Government/ Corporate Bond Index.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: The Lifestyle Conservative 280 Trust increased 10.20% during 1998, compared to the Lehman Brothers Government/ Corporate Bond Index which increased 9.47%.

ENVIRONMENT: 1998 was a good year for the Lifestyle Conservative 280 Trust. Overall relative and absolute performance were helped materially by the allocation to equities. It should be noted, however, that on the fixed income side both absolute and relative performance were held back due to the allocation to the Strategic Bond Trust. The Strategic Bond Trust suffered due to the dramatic underperformance of both high yield and emerging-market debt securities during the year as investors flocked to more liquid, high quality securities. The allocation to the longer-duration Investment Quality Bond Trust helped relative performance as long-term interest rates fell during the year.

OUTLOOK: 1999 could quite possibly be another strong year for the Lifestyle Conservative 280 Trust. On the equity front, the backdrop for higher stock prices is good. The economy continues to show strength while inflation and interest rates have concurrently remained low. Although the gains recorded by the equity market in 1998 will be difficult to duplicate, solid returns are certainly possible. On the fixed income front, it is doubtful that the dramatic flight-to-quality which occurred in 1998, hurting all spread products, will continue to the same degree in 1999. This should bode well for the Trust and its exposure to fixed income securities other than straight Treasury notes and bonds.

                                     xxxviii

 REPORT OF INDEPENDENT ACCOUNTANTS



     To the Board of Trustees and Shareholders of Manufacturers Investment Trust:

     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Manufacturers Investment Trust (comprising, the Pacific Rim Emerging Markets, Science & Technology, International Small Cap, Emerging Small Company, Pilgrim Baxter Growth, Small/Mid Cap, International Stock, Worldwide Growth, Global Equity, Small Company Value, Equity, Growth, Quantitative Equity, Equity Index, Blue Chip Growth, Real Estate Securities, Value, International Growth and Income, Growth and Income, Equity-Income, Balanced, Aggressive Asset Allocation, Moderate Asset Allocation, Conservative Asset Allocation, High Yield, Strategic Bond, Global Government Bond, Capital Growth Bond, Investment Quality Bond, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts) at December 31, 1998, the results of their operations and the changes in their net assets for the periods indicated, in conformity with generally accepted accounting principles. Also, in our opinion, the accompanying financial highlights present fairly, in all material respects, the financial highlights of Science & Technology, International Small Cap, Emerging Small Company, Pilgrim Baxter Growth, Small/Mid Cap, International Stock, Worldwide Growth, Global Equity, Small Company Value, Equity, Growth, Equity Index, Blue Chip Growth, Value, International Growth and Income, Growth and Income, Equity-Income, Balanced, Aggressive Asset Allocation, Moderate Asset Allocation, Conservative Asset Allocation, High Yield, Strategic Bond, Global Government Bond, Investment Quality Bond, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts for each of the periods presented and the financial highlights of Pacific Rim Emerging Markets, Quantitative Equity, Real Estate Securities, and Capital Growth Bond Trusts for the periods ended December 31, 1998, 1997 and 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Manufacturers Investment Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights for the periods ended December 31, 1989 through December 31, 1995, presented therein, for Pacific Rim Emerging Markets, Quantitative Equity, Real Estate Securities and Capital Growth Bond Trusts were audited by other independent accountants whose report dated February 2, 1996 expressed an unqualified opinion on those financial highlights.



     Boston, Massachusetts
     February 22, 1999                 PRICEWATERHOUSECOOPERS, LLP

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1998

                                                         Pacific Rim                                                   Pilgrim
                                                          Emerging       Science &    International    Emerging         Baxter
                                                           Markets       Technology     Small Cap    Small Company      Growth
ASSETS                                                      Trust          Trust          Trust          Trust          Trust
                                                            -----          -----          -----          -----          -----
Investments in securities, at value (Includes a
  repurchase agreement of $20,874,000 in the
  International Small Cap Trust)
  (See accompanying portfolio of investments) .........  $28,734,610   $223,681,796   $162,909,997    $352,665,470   $182,572,336
Cash ..................................................       29,227            956             62             331             87
Foreign currency (Cost: $2,326,819, $1,806 and
  $573,815 in the Pacific Rim Emerging Markets,
  Science & Technology and International Small Cap
  Trusts, respectively) (Note 2) ......................    2,345,992          1,966        571,679            ----           ----
Receivables:
    Investments sold ..................................         ----      1,287,231           ----            ----        263,778
    Fund shares sold    ...............................       25,641           ----         87,547            ----           ----
    Dividends and interest. ...........................       48,540         29,479         36,080           4,281          2,262
    Foreign tax withholding reclaims.. ................        2,501            568         45,696            ----           ----
Other assets. .........................................          123            468            714           1,415          2,074
                                                         -----------   ------------   ------------    ------------   ------------
           Total assets ...............................   31,186,634    225,002,464    163,651,775     352,671,497    182,840,537
                                                         -----------   ------------   ------------    ------------   ------------

LIABILITIES

Payables:
    Investments purchased     .........................       29,330      1,089,128           ----           2,237      1,367,579
    Fund shares redeemed.    ..........................         ----        917,526           ----       1,129,408      1,677,500
    Dividend and interest withholding tax. ............          853            923          1,063            ----           ----
    Custodian fee. ....................................        7,043          8,510         15,626           7,023          9,765
    Securities lending. ...............................    3,151,581     43,691,511     15,724,712      50,873,151     36,762,793
    Other accrued expenses. ...........................        2,369         10,303         12,165          22,860         13,296
                                                         -----------   ------------   ------------    ------------   ------------
           Total liabilities. .........................    3,191,176     45,717,901     15,753,566      52,034,679     39,830,933
                                                         -----------   ------------   ------------    ------------   ------------
NET ASSETS. ...........................................  $27,995,458   $179,284,563   $147,898,209    $300,636,818   $143,009,604
                                                         ===========   ============   ============    ============   ============

Net assets consist of:
    Undistributed net investment income
      (Note 2) ........................................      $13,097           ----       $500,048            ----           ----
    Accumulated undistributed net realized
      gain (loss) on investments, foreign currency
      and forward foreign currency contracts. .........   (7,513,217)   ($2,796,692)    (4,226,024)     $3,838,537   ($21,465,259)
    Unrealized appreciation (depreciation) on:
      Investments. ....................................   (3,108,521)    47,415,136     23,303,833      41,384,180     33,536,553
      Foreign currency and forward foreign currency
        contracts. ....................................       19,442            198           (715)           ----           ----
    Capital shares at par value of $.01 (Note 4). .....       41,005         91,859         96,779         126,229        109,633
    Additional paid-in capital.. ......................   38,543,652    134,574,062    128,224,288     255,287,872    130,828,677
                                                         -----------   ------------   ------------    ------------   ------------
             Net assets.. .............................  $27,995,458   $179,284,563   $147,898,209    $300,636,818   $143,009,604
                                                         ===========   ============   ============    ============   ============

Capital shares outstanding (Note 4) ...................    4,100,531      9,185,871      9,677,870      12,622,863     10,963,332
                                                         -----------   ------------   ------------    ------------   ------------
Net asset value, offering price and redemption price
  per share. ..........................................        $6.83         $19.52         $15.28          $23.82         $13.04
                                                         ===========   ============   ============    ============   ============
Investments in securities, at identified cost (Note 2).  $31,843,131   $176,266,660   $139,606,164    $311,281,290   $149,035,783
                                                         ===========   ============   ============    ============   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1998

                                                                                                                         Small
                                                         Small/Mid      International    Worldwide       Global         Company
                                                            Cap             Stock          Growth        Equity          Value
ASSETS                                                     Trust            Trust          Trust          Trust          Trust
                                                           -----            -----          -----          -----          -----
Investments in securities, at value
  (See accompanying portfolio of investments). .......  $489,689,898    $252,247,541    $48,389,017   $942,141,714   $179,894,549
Forward foreign currency contracts to buy, at value
  (Notes 2 and 8) ....................................          ----            ----         65,316           ----           ----
Cash .................................................          ----             423             19            338            791
Foreign currency (Cost: $126,589, $23,773 and
  $11,265 in the International Stock, Worldwide
  Growth and Global Equity Trusts, respectively)
  (Note 2). ..........................................          ----         126,297         23,643         11,422           ----
Receivables:
    Investments sold .................................    28,391,397         164,575           ----           ----        478,421
    Fund shares sold    ..............................          ----       1,170,006         19,616           ----        639,785
    Dividends and interest. ..........................       132,025         148,102         24,898      1,657,779        181,536
    Foreign tax withholding reclaims.. ...............          ----          84,906          9,733        406,143           ----
Other assets. ........................................         1,498             897            154          4,649            534
                                                        ------------    ------------    -----------   ------------   ------------
           Total assets ..............................   518,214,818     253,942,747     48,532,396    944,222,045    181,195,616
                                                        ------------    ------------    -----------   ------------   ------------

LIABILITIES

Payables:
    Forward foreign currency contracts to buy
      (Notes 2 and 8) ................................          ----            ----         65,202           ----           ----
    Investments purchased.. ..........................    28,260,210           1,179      1,483,489           ----      1,874,851
    Fund shares redeemed     .........................       564,629            ----           ----        444,801           ----
    Dividend and interest withholding tax ............          ----           9,132            656         90,472           ----
    Custodian fee. ...................................         5,633          36,763          6,633         63,534         17,834
    Securities lending. ..............................    94,244,827      19,771,574      6,267,232     14,978,491     16,954,600
    Other accrued expenses. ..........................        30,366          21,328          3,282         81,126         13,599
                                                        ------------    ------------    -----------   ------------   ------------
           Total liabilities. ........................   123,105,665      19,839,976      7,826,494     15,658,424     18,860,884
                                                        ------------    ------------    -----------   ------------   ------------
NET ASSETS. ..........................................  $395,109,153    $234,102,771    $40,705,902   $928,563,621   $162,334,732
                                                        ============    ============    ===========   ============   ============

Net assets consist of:
    Undistributed net investment income
      (loss) (Note 2) ................................          ----        ($77,076)      ($43,324)    $5,423,428       $122,775
    Accumulated undistributed net realized
      gain (loss) on investments, foreign currency
      and forward foreign currency contracts. ........   $53,862,128      (1,001,210)    (1,906,812)    88,388,781    (17,204,755)
    Unrealized appreciation (depreciation) on:
      Investments. ...................................    58,959,396      21,625,551      4,856,599    143,353,253      8,372,539
      Foreign currency and forward foreign currency
        contracts. ...................................          ----           4,608            189         21,713           ----
    Capital shares at par value of $.01 (Note 4). ....       199,876         180,310         26,873        455,703        142,743
    Additional paid-in capital.. .....................   282,087,753     213,370,588     37,772,377    690,920,743    170,901,430
                                                        ------------    ------------    -----------   ------------   ------------
             Net assets.. ............................  $395,109,153    $234,102,771    $40,705,902   $928,563,621   $162,334,732
                                                        ============    ============    ===========   ============   ============

Capital shares outstanding (Note 4) ..................    19,987,550      18,031,034      2,687,308     45,570,323     14,274,275
                                                        ------------    ------------    -----------   ------------   ------------
Net asset value, offering price and redemption price
  per share. .........................................        $19.77          $12.98         $15.15         $20.38         $11.37
                                                        ============    ============    ===========   ============   ============
Investments in securities, at identified cost (Note 2). $430,730,502    $230,621,990    $43,532,418   $798,788,461   $171,522,010
                                                        ============    ============    ===========   ============   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1998

                                                                                       Quantitative      Equity        Blue Chip
                                                             Equity         Growth        Equity         Index          Growth
ASSETS                                                       Trust           Trust         Trust         Trust          Trust
                                                             -----           -----         -----         -----          -----
Investments in securities, at value (Includes a
  repurchase agreement of $7,167,000 in the
  Equity Index Trust) (See accompanying
  portfolio of investments). .......................... $1,754,864,861  $307,865,577   $260,275,964    $67,866,052  $1,193,925,534
Receivable for forward foreign currency contracts
  to sell (Notes 2 and 8)     .........................           ----     2,097,370           ----           ----           4,962
Cash ..................................................            715           994            894          1,327              25
Foreign currency (Cost: $44, $4,453 and $4,892
  in the Equity, Growth and Blue Chip Growth
  Trusts, respectively) (Note 2) ......................             45         4,484           ----           ----           4,898
Receivables:
    Investments sold. .................................     16,815,368    16,798,147           ----           ----            ----
    Fund shares sold   ................................           ----       440,066        667,543           ----            ----
    Variation margin for open futures contracts .......           ----          ----           ----          5,950            ----
    Dividends and interest    .........................      1,299,486       154,369        226,986         60,978         780,499
    Foreign tax withholding reclaims.. ................        139,107           298           ----            194             265
Other assets. .........................................          7,978         1,043          4,566          1,771           4,016
                                                        --------------  ------------   ------------    -----------  --------------
           Total assets ...............................  1,773,127,560   327,362,348    261,175,953     67,936,272   1,194,720,199
                                                        --------------  ------------   ------------    -----------  --------------
LIABILITIES

Forward foreign currency contracts to sell, at value
 (Notes 2 and 8) ......................................           ----     2,114,641           ----           ----           4,898
Payables:
    Investments purchased.. ...........................     18,248,591    17,811,168        177,274           ----       1,733,254
    Fund shares redeemed.    ..........................      1,080,711          ----           ----            444          56,171
    Dividend and interest withholding tax .............           ----          ----           ----             43           6,815
    Custodian fee. ....................................         30,739         5,533          7,394         12,934          16,819
    Securities lending. ...............................    197,468,560     7,412,748      6,493,439      4,625,878      51,656,316
    Other accrued expenses. ...........................        130,356        23,782         22,986          4,788          84,403
                                                        --------------  ------------   ------------    -----------  --------------
          Total liabilities. ..........................    216,958,957    27,367,872      6,701,093      4,644,087      53,558,676
                                                        --------------  ------------   ------------    -----------  --------------
NET ASSETS. ........................................... $1,556,168,603  $299,994,476   $254,474,860    $63,292,185  $1,141,161,523
                                                        ==============  ============   ============    ===========  ==============

Net assets consist of:
    Undistributed net investment income (Note 2) ......     $6,563,301      $956,654     $2,089,131           $841      $3,087,681
    Accumulated undistributed net realized
      gain on investments, futures, foreign currency
      and forward foreign currency contracts. .........    162,788,319    17,078,088     25,558,601        305,419      50,519,173
    Unrealized appreciation (depreciation) on:
      Investments. ....................................     31,049,758    44,883,156     40,888,400      9,764,539     328,310,054
      Futures contracts                                           ----          ----           ----         38,744            ----
      Foreign currency and forward foreign currency
        contracts. ....................................          9,396        (9,028)          ----           ----              64
    Capital shares at par value of $.01 (Note 4). .....        798,764       146,362        100,918         41,018         603,201
    Additional paid-in capital.. ......................  1,354,959,065   236,939,244    185,837,810     53,141,624     758,641,350
                                                        --------------  ------------   ------------    -----------  --------------
             Net assets.. ............................. $1,556,168,603  $299,994,476   $254,474,860    $63,292,185  $1,141,161,523
                                                        ==============  ============   ============    ===========  ==============
Capital shares outstanding (Note 4) ...................     79,876,398    14,636,163     10,091,805      4,101,821      60,320,107
                                                        --------------  ------------   ------------    -----------  --------------
Net asset value, offering price and redemption price
  per share. ..........................................         $19.48        $20.50         $25.22         $15.43          $18.92
                                                        ==============  ============   ============    ===========  ==============
Investments in securities, at identified cost (Note 2). $1,723,815,103  $262,982,421   $219,387,564    $58,101,513    $865,615,480
                                                        ==============  ============   ============    ===========  ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1998

                                                                                      International
                                                         Real Estate                    Growth and     Growth and        Equity-
                                                         Securities        Value          Income         Income          Income
ASSETS                                                      Trust          Trust          Trust           Trust          Trust
                                                            -----          -----          -----           -----          -----
Investments in securities, at value (Includes a
  repurchase agreement of $32,437,000 in the Value
  Trust) (See accompanying portfolio of investments) .  $190,126,859   $260,704,513   $244,930,492   $2,353,162,989  $1,149,866,637
Receivable for forward foreign currency contracts
  to sell (Notes 2 and 8).. ..........................          ----           ----     19,252,211             ----            ----
Forward foreign currency contracts to buy, at value
  (Notes 2 and 8) ....................................          ----           ----      1,965,886             ----            ----
Cash. ................................................           139            163            553              100             840
Foreign currency (Cost: $1,125,396, $12,125 and
  and $144,406 in the International Growth and
  Income, Growth and Income and Equity-Income
  Trusts, respectively) (Note 2). ....................          ----           ----      1,128,548           11,364         145,735
Receivables:
    Investments sold. ................................    10,937,850           ----           ----             ----            ----
    Fund shares sold  ................................        26,038        891,078           ----             ----       1,344,580
    Dividends and interest. ..........................     1,219,934        302,942        206,758        2,396,808       2,185,625
    Foreign tax withholding reclaims.. ...............          ----          1,197        263,202             ----          10,604
Deferred organization expenses (Note 2). .............          ----           ----          9,960             ----            ----
Other assets. ........................................         1,974          1,015          1,069            9,083           4,982
                                                        ------------   ------------   ------------   --------------  --------------
           Total assets ..............................   202,312,794    261,900,908    267,758,679    2,355,580,344   1,153,559,003
                                                        ------------   ------------   ------------   --------------  --------------

LIABILITIES

Forward foreign currency contracts to sell, at value
  (Notes 2 and 8). ...................................          ----           ----     19,095,206             ----            ----
Payables:
    Forward foreign currency contracts to buy
      (Notes 2 and 8) ................................          ----           ----      1,963,126             ----            ----
    Investments purchased.............................    12,502,810        353,892         49,772             ----       3,367,010
    Fund shares redeemed..............................          ----           ----        307,458        1,089,054            ----
    Dividend and interest withholding tax ............          ----           ----          7,138        1,383,729          11,258
    Custodian fee.....................................         6,620          6,481         31,777           22,367          16,465
    Securities lending................................    27,952,797      5,963,102     27,734,510       62,779,970      61,723,534
    Other accrued expenses............................        18,396         22,947         18,981          187,617          98,672
                                                        ------------   ------------   ------------   --------------  --------------
           Total liabilities..........................    40,480,623      6,346,422     49,207,968       65,462,737      65,216,939
                                                        ------------   ------------   ------------   --------------  --------------
NET ASSETS. ..........................................  $161,832,171   $255,554,486   $218,550,711   $2,290,117,607  $1,088,342,064
                                                        ============   ============   ============   ==============  ==============
Net assets consist of:
    Undistributed net investment income
    (loss)(Note 2)....................................    $7,502,774           $981      ($159,968)     $16,252,305     $21,363,276
    Accumulated undistributed net realized
      gain (loss) on investments, foreign currency
      and forward foreign currency contracts. ........    (9,778,071)    (2,130,798)      (871,637)      73,217,857      55,199,183
    Unrealized appreciation (depreciation) on:
      Investments. ...................................   (15,052,199)    (8,695,955)    12,998,272      827,679,701     178,636,530
      Foreign currency and forward foreign currency
        contracts. ...................................          ----           ----        178,592             (761)          1,636
    Capital shares at par value of $.01 (Note 4). ....       109,655        181,730        192,818          805,546         611,950
    Additional paid-in capital.. .....................   179,050,012    266,198,528    206,212,634    1,372,162,959     832,529,489
                                                        ------------   ------------   ------------   --------------  --------------
             Net assets.. ............................  $161,832,171   $255,554,486   $218,550,711   $2,290,117,607  $1,088,342,064
                                                        ============   ============   ============   ==============  ==============
Capital shares outstanding (Note 4) ..................    10,965,526     18,172,964     19,281,824       80,554,624      61,194,993
                                                        ------------   ------------   ------------   --------------  --------------
Net asset value, offering price and redemption price
  per share. .........................................        $14.76         $14.06         $11.33           $28.43          $17.78
                                                        ============   ============   ============   ==============  ==============
Investments in securities, at identified cost (Note 2)  $205,179,058   $269,400,468   $231,932,220   $1,525,483,288    $971,230,107
                                                        ============   ============   ============   ==============  ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1998

                                                                        Aggressive      Moderate      Conservative
                                                                           Asset          Asset           Asset         High
                                                           Balanced      Allocation     Allocation     Allocation       Yield
ASSETS                                                       Trust         Trust          Trust           Trust         Trust
                                                             -----         -----          -----           -----         -----
Investments in securities, at value (Includes
  repurchase agreements of $47,701,000 in the
  Conservative Asset Allocation Trust)
  (See accompanying portfolio of investments) ..........  $261,577,703  $287,711,708   $669,935,871    $213,338,307  $206,488,426
Receivable for forward foreign currency contracts
  to sell (Notes 2 and 8).. ............................          ----       164,210        248,030          50,450     9,903,301
Forward foreign currency contracts to buy, at value
    (Notes 2 and 8).. ..................................          ----           900          1,650             300          ----
Cash ...................................................           937           693            337             937             8
Foreign currency (Cost: $81,416, $321,573, $578,914,
  $88,370 and $36,088 in the Balanced, Aggressive,
  Moderate, Conservative Asset Allocation and
  High Yield Trusts, respectively) (Note 2) ............        81,635       322,301        580,036          87,897        36,247
Receivables:
    Investments sold. ..................................     1,637,219       165,335        838,426          28,976       357,761
    Fund shares sold    ................................       418,369          ----           ----            ----       714,518
    Dividends and interest. ............................     1,536,536       792,073      2,976,549       1,095,388     3,232,256
    Foreign tax withholding reclaims.. .................        11,266        22,496         41,356           8,744          ----
Other assets. ..........................................           979         6,359          3,012             936           672
                                                          ------------  ------------   ------------    ------------  ------------
           Total assets ................................   265,264,644   289,186,075    674,625,267     214,611,935   220,733,189
                                                          ------------  ------------   ------------    ------------  ------------

LIABILITIES
Forward foreign currency contracts to sell, at value
  (Notes 2 and 8). .....................................          ----       162,599        245,057          49,842     9,950,205
Payables:
    Forward foreign currency contracts to buy
      (Notes 2 and 8)...................................          ----           895          1,640             298          ----
    Investments purchased...............................     4,948,112     1,374,253     20,908,462      11,155,888       450,000
    Fund shares redeemed...............................          ----       149,627        236,355         695,626          ----
    Variation margin for open futures contracts.. ......          ----           553           ----            ----         3,284
    Dividend and interest withholding tax ..............         2,666         4,035         10,072           1,274        16,298
    Custodian fee.. ....................................         9,787        24,816         37,451          21,750         6,213
    Securities lending.. ...............................     5,827,967    24,560,067     35,119,053       5,868,418    17,935,954
    Other accrued expenses. . ..........................        22,282        27,506         56,296          18,868        16,984
                                                          ------------  ------------   ------------    ------------  ------------
          Total liabilities. ...........................    10,810,814    26,304,351     56,614,386      17,811,964    28,378,938
                                                          ------------  ------------   ------------    ------------  ------------
NET ASSETS. ............................................  $254,453,830  $262,881,724   $618,010,881    $196,799,971  $192,354,251
                                                          ============  ============   ============    ============  ============
Net assets consist of:
    Undistributed net investment income (Note 2) .......    $5,554,804    $3,977,606    $17,849,145      $7,979,316       $46,904
    Accumulated undistributed net realized gain
      (loss) on investments, futures, foreign currency
      and forward foreign currency contracts. ..........    13,030,307    23,991,737     51,115,611       9,986,111      (766,078)
    Unrealized appreciation (depreciation) on:
       Investments. ....................................    19,981,782    57,217,394     97,850,040      16,837,648    (8,255,927)
       Futures contracts.. .............................          ----       133,291           ----            ----      (109,711)
       Foreign currency and forward foreign currency
         contracts. ....................................         1,513         2,423          3,801             241       (46,701)
    Capital shares at par value of $.01 (Note 4). ......       131,161       172,266        462,628         166,295       148,928
    Additional paid-in capital.. .......................   215,754,263   177,387,007    450,729,656     161,830,360   201,336,836
                                                          ------------  ------------   ------------    ------------  ------------
             Net assets.. ..............................  $254,453,830  $262,881,724   $618,010,881    $196,799,971  $192,354,251
                                                          ============  ============   ============    ============  ============
Capital shares outstanding (Note 4) ....................    13,116,139    17,226,649     46,262,770      16,629,497    14,892,838
                                                          ============  ============   ============    ============  ============
Net asset value, offering price and redemption price
  per share. ...........................................        $19.40        $15.26         $13.36          $11.83        $12.92
                                                          ============  ============   ============    ============  ============
Investments in securities, at identified cost (Note 2)..  $241,595,921  $230,494,314   $572,085,831    $196,500,659  $214,744,353
                                                          ============  ============   ============    ============  ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1998

                                                                           Global      Capital      Investment           U.S.
                                                           Strategic     Government     Growth        Quality         Government
                                                             Bond          Bond          Bond           Bond          Securities
ASSETS                                                       Trust         Trust         Trust          Trust            Trust
                                                             -----         -----         -----          -----            -----
Investments in securities, at value (Includes
  repurchase agreements of $91,558,000 in the
   U.S. Government Securities Trust)
  (See accompanying portfolio of investments).. .......  $542,661,385   $206,291,742  $65,199,949    $371,158,253     $461,605,988
Receivable for forward foreign currency contracts
  to sell (Notes 2 and 8).. ...........................    15,140,755    130,690,467         ----            ----             ----
Forward foreign currency contracts to buy, at value
  (Notes 2 and 8) .....................................          ----     40,131,715         ----            ----             ----
Cash ..................................................           887            163           60             998              884
Foreign currency (Cost: $2 and $4,023,005
  in the Strategic Bond and Global Government
  Bond Trusts, respectively) (Note 2) .................             2      4,090,355         ----            ----             ----
Receivables:
    Investments sold ..................................          ----      2,087,364         ----            ----             ----
    Fund shares sold  . ...............................     1,689,117        262,856       92,685         689,154        1,001,089
    Dividends and interest. ...........................     8,306,868      3,875,867    1,068,524       5,412,268        2,626,439
    Foreign tax withholding reclaims.. ................          ----           ----         ----            ----             ----
Other assets. .........................................         1,939            961          272           1,068            1,311
                                                         ------------   ------------  -----------    ------------     ------------
           Total assets ...............................   567,800,953    387,431,490   66,361,490     377,261,741      465,235,711
                                                         ------------   ------------  -----------    ------------     ------------
LIABILITIES
Forward foreign currency contracts to sell, at
  value (Notes 2 and 8) ...............................    15,167,985    131,162,982         ----            ----             ----
Payables:
    Forward foreign currency contracts to buy
      (Notes 2 and 8) .................................          ----     40,693,300         ----            ----             ----
    Investments purchased.. ...........................    46,530,217      1,844,124         ----          74,665      101,552,964
    Fund shares redeemed ..............................          ----           ----         ----            ----             ----
    Dividend and interest withholding tax .............        59,621         19,322        2,251             583             ----
    Custodian fee. ....................................        23,942         22,533        2,542          10,859           12,762
    Securities lending. ...............................    62,552,583     16,679,123    1,238,220      65,034,495             ----
    Other accrued expenses. ...........................        42,832         19,978        6,531          30,395           36,907
Deferred mortgage dollar roll income ..................         9,278           ----         ----            ----           17,605
                                                         ------------   ------------  -----------    ------------     ------------
          Total liabilities. ..........................   124,386,458    190,441,362    1,249,544      65,150,997      101,620,238
                                                         ------------   ------------  -----------    ------------     ------------
NET ASSETS. ...........................................  $443,414,495   $196,990,128  $65,111,946    $312,110,744     $363,615,473
                                                         ============   ============  ===========    ============     ============
Net assets consist of:
    Undistributed net investment income (Note 2). .....   $30,661,851    $18,056,312   $3,404,123     $17,104,902      $18,004,465
    Accumulated undistributed net realized
      gain (loss) on investments, foreign currency
      and forward foreign currency contracts. .........   (12,398,155)    (7,555,642)    (952,030)     (1,905,310)      (1,128,397)
    Unrealized appreciation (depreciation) on:
      Investments. ....................................    (5,510,098)     5,045,376    2,930,856       6,062,763        4,631,085
      Foreign currency and forward foreign currency
        contracts. ....................................         9,740       (946,797)        ----            ----             ----
    Capital shares at par value of $.01 (Note 4). .....       378,243        143,497       53,863         250,491          263,195
    Additional paid-in capital.. ......................   430,272,914    182,247,382   59,675,134     290,597,898      341,845,125
                                                         ------------   ------------  -----------    ------------     ------------
             Net assets.. .............................  $443,414,495   $196,990,128  $65,111,946    $312,110,744     $363,615,473
                                                         ============   ============  ===========    ============     ============
Capital shares outstanding (Note 4) ...................    37,824,324     14,349,764    5,386,315      25,049,137       26,319,483
                                                         ------------   ------------  -----------    ------------     ------------
Net asset value, offering price and redemption price
  per share. ..........................................        $11.72         $13.73       $12.09          $12.46           $13.82
                                                         ============   ============  ===========    ============     ============
Investments in securities, at identified cost (Note 2).  $548,171,483   $201,246,366  $62,269,093    $365,095,490     $456,974,903
                                                         ============   ============  ===========    ============     ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1998

                                                             Lifestyle      Lifestyle      Lifestyle      Lifestyle     Lifestyle
                                                 Money       Aggressive       Growth        Balanced       Moderate    Conservative
                                                Market         1000            820            640            460           280
ASSETS                                           Trust         Trust          Trust          Trust          Trust         Trust
                                                 -----         -----          -----          -----          -----         -----
Investments in securities, at value
  (Includes a repurchase agreement
  of $113,112,000 in the Money Market
  Trust) (See accompanying
  portfolio of investments).. ..............  $607,101,829   $80,522,359   $380,308,296   $377,529,630   $138,127,751   $78,403,466
Cash. ......................................           528         2,428            707          1,823           ----            56
Receivables:
       Investments sold.. ..................          ----       543,982      1,963,575      1,944,828         47,643         7,987
       Fund shares sold.. ..................       554,879          ----           ----           ----        340,739       378,088
       Dividends and interest.. ............     2,263,475          ----           ----           ----          1,718         1,948
       From adviser. .......................          ----         8,668         30,555         38,747          9,830         7,868
Other assets.. .............................         2,388           302          1,403          1,316            395           176
                                              ------------   -----------   ------------   ------------   ------------   -----------
           Total assets.. ..................   609,923,099    81,077,739    382,304,536    379,516,344    138,528,076    78,799,589
                                              ------------   -----------   ------------   ------------   ------------   -----------
LIABILITIES

Payables:
       Investments purchased. ..............          ----       324,673      1,828,186      1,432,799        390,099       388,023
       Fund shares redeemed. ...............          ----       219,309        135,389        512,029           ----          ----
       Custodian fee. ......................        11,522          ----           ----           ----           ----          ----
       Other accrued expenses. .............        74,422         8,752         31,958         40,063         10,225         8,028
                                              ------------   -----------   ------------   ------------   ------------   -----------
          Total liabilities.. ..............        85,944       552,734      1,995,533      1,984,891        400,324       396,051
                                              ------------   -----------   ------------   ------------   ------------   -----------
NET ASSETS.. ...............................  $609,837,155   $80,525,005   $380,309,003   $377,531,453   $138,127,752   $78,403,538
                                              ============   ===========   ============   ============   ============   ===========
Net assets consist of:
       Accumulated undistributed net
         realized gain (loss) on investments          ----   ($1,015,057)   ($2,890,154)   ($3,151,380)    $1,637,129      $292,493
       Unrealized appreciation
         on investments. ...................          ----     2,494,897     10,158,142      7,456,506      4,423,326     3,176,917
       Capital shares at par value
         of $.01 (Note 4). .................      $609,837        60,156        275,943        279,775         99,283        57,930
       Additional paid-in capital.. ........   609,227,318    78,985,009    372,765,072    372,946,552    131,968,014    74,876,198
                                              ------------   -----------   ------------   ------------   ------------   -----------
             Net assets. ...................  $609,837,155   $80,525,005   $380,309,003   $377,531,453   $138,127,752   $78,403,538
                                              ============   ===========   ============   ============   ============   ===========
Capital shares outstanding (Note 4) ........    60,983,716     6,015,574     27,594,335     27,977,460      9,928,301     5,793,024
                                              ------------   -----------   ------------   ------------   ------------   -----------
Net asset value, offering price and
  redemption price per share ...............        $10.00        $13.39         $13.78         $13.49         $13.91        $13.53
                                              ============   ===========   ============   ============   ============   ===========
Investments in securities,
  at identified cost (Note 2) ..............  $607,101,829   $78,027,462   $370,150,154   $370,073,124   $133,704,425   $75,226,549
                                              ============   ===========   ============   ============   ============   ===========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                Pacific Rim                                               Pilgrim
                                                                 Emerging     Science &    International     Emerging      Baxter
                                                                  Markets     Technology  Small Cap Small     Company      Growth
                                                                   Trust         Trust         Trust           Trust        Trust
                                                                   -----         -----         -----           -----        -----
Investment Income:

    Interest (Net of $414 withholding tax in the
      Pacific Rim Emerging Markets Trust) .....................   $193,446      $357,897    $1,445,861      $1,185,567     $556,246
    Dividends (Net of $47,422, $3,329, $125,574 and
      $73 withholding tax in the Pacific Rim Emerging
      Markets, Science & Technology, International Small
     Cap and Pilgrim Baxter Growth Trusts, respectively).. ....    416,434       149,214       958,698         376,692       23,405
                                                                 ---------    ----------    ----------      ----------   ----------
                Total income ..................................    609,880       507,111     2,404,559       1,562,259      579,651
                                                                 ---------    ----------    ----------      ----------   ----------
Expenses:

    Investment adviser fee (Note 6). ..........................    214,432     1,171,088     1,567,227       2,937,353    1,216,141
    Custodian fee.. ...........................................     83,723        94,388       171,308          80,948       90,526
    Audit and legal fees ......................................      2,262        11,440        18,235          16,777        3,610
    Printing and postage fees.. ...............................      2,373         5,654        12,439          23,859        8,820
    Registration and filing fees.. ............................        401           956         2,103           4,034        1,491
    Trustees fees and expenses (Note 7).. .....................        797         3,283         3,492           8,128        2,292
    Miscellaneous.. ...........................................        536         1,728         2,074           4,127        1,818
                                                                 ---------    ----------    ----------      ----------   ----------
                Total expenses.. ..............................    304,524     1,288,537     1,776,878       3,075,226    1,324,698
                                                                 ---------    ----------    ----------      ----------   ----------
                Net investment income (loss). .................    305,356      (781,426)      627,681      (1,512,967)    (745,047)
                                                                 ---------    ----------    ----------      ----------   ----------
Realized and unrealized gain (loss) on investments,
 foreign currency and forward foreign currency contracts:

    Net realized gain (loss) on:
      Investment transactions. ................................ (6,979,917)   (1,741,037)      277,904       3,917,918   17,375,070)
      Foreign currency and forward foreign
        currency contracts ....................................   (238,982)      (10,264)     (134,334)           ----         ----
    Change in unrealized appreciation (depreciation) on:
      Investments. ............................................  5,942,247    49,026,105    14,673,325      (1,704,887)  26,770,878
      Translation of foreign currency and
        forward foreign currency contracts ....................    110,460           198        36,507            ----         ----
                                                                 ---------    ----------    ----------      ----------   ----------
             Net gain (loss) on investments, foreign currency
               and forward foreign currency contracts. ........ (1,166,192)   47,275,002    14,853,402       2,213,031    9,395,808
                                                                 ---------    ----------    ----------      ----------   ----------
Net increase (decrease) in net assets resulting
   from operations. ...........................................  ($860,836)  $46,493,576   $15,481,083        $700,064   $8,650,761
                                                                 =========   ===========   ===========        ========   ==========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                                            Small
                                                                Small/Mid   International     Worldwide       Global       Company
                                                                   Cap          Stock           Growth        Equity        Value
                                                                  Trust         Trust           Trust          Trust        Trust
                                                                  -----         -----           -----          -----        -----
Investment Income:

    Interest .................................................  $1,358,380      $479,626      $330,845       $889,878     $155,121
    Dividends (Net of $393,982, $35,123, $1,339,528 and
      $3,017 withholding tax in the International Stock,
      Worldwide Growth, Global Equity and Small
      Company Value Trusts, respectively) ....................   1,080,302     3,504,223       308,680     16,064,908    1,463,524
                                                               -----------   -----------    ----------   ------------  -----------
        Total income .........................................   2,438,682     3,983,849       639,525     16,954,786    1,618,645
                                                               -----------   -----------    ----------   ------------  -----------
Expenses:

    Investment adviser fee (Note 6). .........................   3,144,346     2,019,937       325,977      8,256,515    1,218,609
    Custodian fee.. ..........................................      74,698       344,244        61,218        769,222      191,462
    Audit and legal fees .....................................      33,008         7,697         2,269         75,046       10,893
    Printing and postage fees.. ..............................      16,147        15,651         3,139         83,926        4,644
    Registration and filing fees.. ...........................       2,730         2,646           531         14,192          785
    Trustees fees and expenses (Note 7).. ....................       9,977         4,099           838         24,481        2,416
    Miscellaneous.. ..........................................       4,624         3,100           408         29,852         1374
                                                               -----------   -----------    ----------   ------------  -----------
        Total expenses.. .....................................   3,285,530     2,397,374       394,380      9,253,234    1,430,183
                                                               -----------   -----------    ----------   ------------  -----------
           Net investment income (loss). .....................    (846,848)    1,586,475       245,145      7,701,552      188,462
                                                               -----------   -----------    ----------   ------------  -----------
Realized and unrealized gain (loss) on investments, foreign
  currency and forward foreign currency contracts:

    Net realized gain (loss) on:
      Investment transactions. ...............................  55,888,821     1,821,899    (1,819,275)    88,388,784  (16,508,567)
      Foreign currency and forward foreign
        currency contracts ...................................        ----       (40,590)      (74,381)    (1,775,815)        ----
    Change in unrealized appreciation on:
      Investments. ...........................................  26,206,105    22,818,165     4,084,752      6,402,579    9,615,252
      Translation of foreign currency and
        forward foreign currency contracts ...................        ----        13,799           617        141,285         ----
                                                               -----------   -----------    ----------   ------------  -----------
        Net gain (loss) on investments, foreign currency
         and forward foreign currency contracts. .............  82,094,926    24,613,273     2,191,713     93,156,833   (6,893,315)
                                                               -----------   -----------    ----------   ------------  -----------
Net increase (decrease) in net assets resulting
   from operations. .......................................... $81,248,078   $26,199,748    $2,436,858   $100,858,385  ($6,704,853)
                                                               ===========   ===========    ==========   ============  ===========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                           Quantitative     Equity       Blue Chip
                                                                 Equity        Growth         Equity         Index        Growth
                                                                 Trust          Trust          Trust         Trust         Trust
                                                                 -----          -----          -----         -----         -----
Investment Income:

    Interest ...............................................    $2,346,747    $1,363,734      $615,150      $363,199    $2,793,349
    Dividends (Net of $85,401, $10,847, $473, $3,116 and
      $43,511 withholding tax in the Equity, Growth,
      Quantitative Equity, Equity Index and Blue
      Chip Growth Trusts, respectively) ....................    16,458,990     1,643,176     3,105,391       538,155     8,750,119
                                                              ------------   -----------   -----------   -----------  ------------
            Total income ...................................    18,805,737     3,006,910     3,720,541       901,354    11,543,468
                                                              ------------   -----------   -----------   -----------  ------------
Expenses:

    Investment adviser fee (Note 6). .......................    11,504,927     1,930,442     1,431,591       106,755     7,964,796
    Custodian fee.. ........................................       432,620        70,918        74,450       114,597       198,883
    Audit and legal fees ...................................       122,631        14,333        21,714         3,267        92,487
    Printing and postage fees.. ............................       135,838        20,689        11,372         4,345        55,499
    Registration and filing fees.. .........................        22,970         3,499         1,923           735         9,385
    Trustees fees and expenses (Note 7).. ..................        48,917         6,560         6,015         1,384        26,875
    Miscellaneous.. ........................................        24,849         3,534         6,040         4,625        11,311
                                                              ------------   -----------   -----------   -----------  ------------
    Expenses before reimbursement by
       investment adviser ..................................    12,292,752     2,049,975     1,553,105       235,708     8,359,236

    Reimbursement of expenses by
       investment adviser (Note 6).. .......................          ----          ----          ----        60,770          ----
                                                              ------------   -----------   -----------   -----------  ------------
            Net expenses. ..................................    12,292,752     2,049,975     1,553,105       174,938     8,359,236
                                                              ------------   -----------   -----------   -----------  ------------
            Net investment income.. ........................     6,512,985       956,935     2,167,436       726,416     3,184,232
                                                              ------------   -----------   -----------   -----------  ------------
Realized and unrealized gain on investments, futures,
  foreign currency and forward foreign currency contracts:

    Net realized gain (loss) on:
      Investment transactions. .............................   164,915,719    17,266,771    25,556,516        50,182    50,695,303
      Futures contracts.. ..................................          ----          ----          ----       871,822          ----
      Foreign currency and forward foreign
        currency contracts .................................        58,525          (281)         ----            20        (8,634)
    Change in unrealized appreciation (depreciation) on:
      Investments. .........................................   (36,897,292)   31,040,331    21,957,322     9,449,307   174,851,600
      Futures contracts ....................................          ----          ----          ----       (26,890)         ----
      Translation of foreign currency and
        forward foreign currency contracts .................         9,372        (9,207)         ----          ----            63
                                                              ------------   -----------   -----------   -----------  ------------
          Net gain on investments, futures, foreign currency
          and forward foreign currency contracts. ..........   128,086,324    48,297,614    47,513,838    10,344,441   225,538,332
                                                              ------------   -----------   -----------   -----------  ------------
Net increase in net assets resulting
   from operations. ........................................  $134,599,309   $49,254,549   $49,681,274   $11,070,857  $228,722,564
                                                              ============   ===========   ===========   ===========  ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                         International
                                                             Real Estate                  Growth and     Growth and      Equity-
                                                              Securities       Value        Income         Income        Income
                                                                Trust          Trust        Trust           Trust         Trust
                                                                -----          -----        -----           -----         -----
Investment Income:

   Interest (Net of $331 withholding tax in the
     International Growth and Income Trust)  ..............$     85,069   $  1,410,276   $    474,190   $  2,321,710  $  3,443,950
   Dividends (Net of $9,607, $382,115, $178,167
     and $144,080 withholding tax in the Value,
     International Growth and Income, Growth
     and Income and Equity-Income Trusts,
     respectively) ........................................  10,375,777      3,587,520      3,420,961     29,071,911    26,767,253
                                                            -----------   ------------   ------------   ------------  ------------

        Total income ...................................     10,460,846      4,997,796      3,895,151     31,393,621    30,211,203
                                                            -----------   ------------   ------------   ------------  ------------

Expenses:

   Investment adviser fee (Note 6) ........................   1,157,366      1,695,347      2,086,991     14,353,269     8,121,714
   Custodian fee ..........................................      59,147         74,318        387,150        318,206       221,899
   Audit and legal fees ...................................      11,576         21,444         23,211        151,510       110,372
   Printing and postage fees ..............................      13,992          8,920         15,420        180,711        67,409
   Registration and filing fees ...........................       2,366          1,508          2,607         30,558        11,399
   Amortization of deferred organization
     expenses (Note 2) ....................................        --             --            9,720           --             275
   Trustees fees and expenses (Note 7)  ...................       4,436          5,128          7,053         62,005        32,574
   Miscellaneous ..........................................       9,465          2,815         13,855         26,570        14,178
                                                            -----------   ------------   ------------   ------------  ------------

        Total expenses .................................      1,258,348      1,809,480      2,546,007     15,122,829     8,579,820
                                                            -----------   ------------   ------------   ------------  ------------

        Net investment income ..........................      9,202,498      3,188,316      1,349,144     16,270,792    21,631,383
                                                            -----------   ------------   ------------   ------------  ------------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:

   Net realized gain (loss) on:
     Investment transactions ............................... (11,066,977)     3,711,085        431,540     73,188,872    55,707,234
     Foreign currency and forward foreign
       currency contracts ..................................        --             --       (2,299,214)          --           5,469
   Change in unrealized appreciation (depreciation) on:
     Investments ........................................... (28,378,705)   (14,016,429)    16,672,663    360,559,727    10,010,997
     Translation of foreign currency and
       forward foreign currency contracts ..................        --             --         (904,425)         1,520         1,576
                                                            ------------   ------------   ------------   ------------  ------------

        Net gain (loss) on investments, foreign currency
        and forward foreign currency contracts .......       (39,445,682)   (10,305,344)    13,900,564    433,750,119    65,725,276
                                                            ------------   ------------   ------------   ------------  ------------

Net increase (decrease) in net assets resulting
   from operations .........................................($30,243,184)  ($ 7,117,028)  $ 15,249,708   $450,020,911  $ 87,356,659
                                                            ============   ============   ============   ============  ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                            Aggressive     Moderate    Conservative
                                                                              Asset         Asset          Asset         High
                                                                Balanced    Allocation    Allocation    Allocation       Yield
                                                                 Trust        Trust         Trust          Trust         Trust
                                                                 -----        -----         -----          -----         -----
Investment Income:

   Interest .............................................      5,402,006  $  3,414,827  $ 18,057,871    $  8,960,772  $ 13,548,623
   Dividends (Net of $69,372, $101,979, $183,403
     and $31,968 withholding tax in the Balanced,
     Aggressive, Moderate and Conservative Asset
     Allocation Trusts, respectively)  ..................      2,186,714     2,732,093     4,739,336         701,087       212,017
                                                             -----------  ------------  ------------    ------------  ------------

        Total income ....................................      7,588,720     6,146,920    22,797,207       9,661,859    13,760,640
                                                             -----------  ------------  ------------    ------------  ------------


Expenses:

   Investment adviser fee (Note 6) ........................    1,699,575     1,874,673     4,585,154       1,473,082     1,160,631
   Custodian fee ..........................................       90,203       255,678       422,006         223,145        72,077
   Audit and legal fees ...................................       17,930        21,145        53,923          17,591        16,121
   Printing and postage fees ..............................       20,760        22,806        56,695          18,484         7,296
   Registration and filing fees ...........................        3,510         3,856         9,587           3,126         1,234
   Trustees fees and expenses (Note 7)  ...................        6,998         8,130        20,042           6,471         4,097
   Miscellaneous ..........................................        2,871         1,827         9,091           2,787         3,761
                                                             -----------  ------------  ------------    ------------  ------------

        Total expenses ...................................     1,841,847     2,188,115     5,156,498       1,744,686     1,265,217
                                                             -----------  ------------  ------------    ------------  ------------

        Net investment income ............................     5,746,873     3,958,805    17,640,709       7,917,173    12,495,423
                                                             -----------  ------------  ------------    ------------  ------------

Realized and unrealized gain (loss) on investments, futures, foreign currency and forward foreign currency contracts:

   Net realized gain (loss) on:
     Investment transactions ..............................    13,096,202    24,484,460    51,848,087      10,151,359       685,329
     Futures contracts ....................................          --         168,829       459,020          34,810      (158,006)
     Foreign currency and forward foreign
       currency contracts .................................      (192,069)       (3,049)      (29,982)         (1,455)     (338,289)
   Change in unrealized appreciation (depreciation) on:
     Investments ..........................................     9,091,108    14,927,862    16,988,917       2,097,641    (9,230,531)
     Futures contracts ....................................          --         240,570        24,906          (1,773)     (109,711)
     Translation of foreign currency and
       forward foreign currency contracts .................         1,674         8,462        16,705           2,506       (89,864)
                                                             ------------  ------------  ------------    ------------  ------------

        Net gain (loss) on investments, futures, foreign
        currency and forward foreign currency contracts        21,996,915    39,827,134    69,307,653      12,283,088    (9,241,072)
                                                             ------------  ------------  ------------    ------------  ------------

Net increase in net assets resulting
  from operations .........................................  $ 27,743,788  $ 43,785,939  $ 86,948,362    $ 20,200,261  $  3,254,351
                                                             ============  ============  ============    ============  ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                            Global       Capital        Investment        U.S.
                                                            Strategic     Government      Growth          Quality      Government
                                                               Bond          Bond          Bond            Bond        Securities
                                                              Trust         Trust         Trust            Trust          Trust
                                                              -----         -----         -----            -----          -----
Investment Income:

   Interest (Net of $55,573 $10,186 and $2,250
     withholding tax in the Strategic Bond, Global
     Government Bond and Capital Growth
     Bond Trusts, respectively) .......................... $ 34,069,851  $ 13,060,373  $  3,831,261    $ 18,819,640   $ 19,211,329
   Mortgage dollar rolls .................................      577,975          --            --              --          727,545
   Dividends .............................................          941          --            --            37,714           --
                                                           ------------  ------------  ------------    ------------   ------------
        Total income .....................................   34,648,767    13,060,373     3,831,261      18,857,354     19,938,874
                                                           ------------  ------------  ------------    ------------   ------------
Expenses:

   Investment adviser fee (Note 6)  ......................    3,178,026     1,632,065       384,100       1,610,817      1,952,935
   Custodian fee .........................................      236,945       230,584        26,138         123,974        132,200
   Audit and legal fees ..................................       28,544        19,431         5,187          19,340         22,712
   Printing and postage fees .............................       37,340        19,516         5,986          24,721         29,207
   Registration and filing fees ..........................        6,314         3,300         1,012           4,180          4,939
   Trustees fees and expenses (Note 7) ...................       11,864         6,749         1,988           7,437          8,460
   Amortization of deferred organization expenses (Note 2)          413          --            --              --             --
   Miscellaneous .........................................        5,574         3,604           762           4,566          3,677
                                                           ------------  ------------  ------------    ------------   ------------
        Net expenses .....................................    3,505,020     1,915,249       425,173       1,795,035      2,154,130
                                                           ------------  ------------  ------------    ------------   ------------
        Net investment income ............................   31,143,747    11,145,124     3,406,088      17,062,319     17,784,744
                                                           ------------  ------------  ------------    ------------   ------------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:

   Net realized gain (loss) on:
     Investment transactions .............................  (11,765,900)   10,492,768       (94,997)      1,251,275      2,537,744
     Foreign currency and forward foreign
       currency contracts ................................     (474,432)   (9,668,870)         --              --             --
   Change in unrealized appreciation (depreciation) on:
     Investments .........................................  (13,688,101)    6,083,115     1,239,956       2,352,727      1,073,117
     Translation of foreign currency and
       forward foreign currency contracts ................     (348,502)   (3,265,913)         --              --             --
                                                           ------------  ------------  ------------    ------------   ------------
        Net gain (loss) on investments, foreign currency
          and forward foreign currency contracts .........  (26,276,935)    3,641,100     1,144,959       3,604,002      3,610,861
                                                           ------------  ------------  ------------    ------------   ------------

Net increase in net assets resulting
  from operations ........................................ $  4,866,812  $ 14,786,224  $  4,551,047    $ 20,666,321   $ 21,395,605
                                                           ============  ============  ============    ============   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1998

                                                           Lifestyle      Lifestyle      Lifestyle       Lifestyle      Lifestyle
                                              Money        Aggressive      Growth        Balanced         Moderate     Conservative
                                               Market         1000          820            640             460            280
                                               Trust         Trust         Trust          Trust            Trust          Trust
                                               -----         -----         -----          -----            -----          -----
Investment Income:

   Interest .............................. $ 30,423,945           --            --              --              --             --
   Income distributions received .........         --     $    311,250  $  5,257,312    $  6,372,564    $  2,862,066   $  1,356,487
                                           ------------   ------------  ------------    ------------    ------------   ------------
        Total income .....................   30,423,945        311,250     5,257,312       6,372,564       2,862,066      1,356,487
                                           ------------   ------------  ------------    ------------    ------------   ------------
Expenses:

   Investment adviser fee (Note 6) .......    2,771,825           --            --              --              --             --
   Custodian fee .........................      108,168           --            --              --              --             --
   Audit and legal fees ..................       52,215          4,160        19,866          19,910           6,894          3,531
   Printing and postage fees .............       62,396          6,201        29,432          28,956          10,167          5,141
   Registration and filing fees ..........       10,551          1,048         4,977           4,896           1,719            869
   Trustee fees and expenses (Note 7) ....       18,547          2,172        10,124           9,696           3,114          1,457
   Miscellaneous .........................        8,503            812         3,678           3,378             997            426
                                           ------------   ------------  ------------    ------------    ------------   ------------
   Expenses before reimbursement
     by investment adviser ...............    3,032,205         14,393        68,077          66,836          22,891         11,424

   Reimbursement of expenses by
     investment adviser (Note 6) .........         --           14,393        68,077          66,836          22,891         11,424
                                           ------------   ------------  ------------    ------------    ------------   ------------
        Net expenses .....................    3,032,205           --            --              --              --             --
                                           ------------   ------------  ------------    ------------    ------------   ------------
        Net investment income ............   27,391,740        311,250     5,257,312       6,372,564       2,862,066      1,356,487
                                           ------------   ------------  ------------    ------------    ------------   ------------
Realized and unrealized
  gain on investments:
   Net realized gain (loss) on investments         --         (966,235)   (2,798,969)     (3,086,187)      1,667,664        312,471
   Capital gain distributions received ...         --        1,458,191     6,975,778       7,454,039       1,336,619        510,860
   Change in unrealized appreciation
     on investments ......................         --        2,264,970     7,959,295       3,981,875       3,159,452      2,705,774
                                           ------------   ------------  ------------    ------------    ------------   ------------
        Net gain on investments ..........         --        2,756,926    12,136,104       8,349,727       6,163,735      3,529,105
                                           ------------   ------------  ------------    ------------    ------------   ------------
Net increase in net assets resulting
  from operations ........................ $ 27,391,740   $  3,068,176  $ 17,393,416    $ 14,722,291    $  9,025,801   $  4,885,592
                                           ============   ============  ============    ============    ============   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                            Pacific Rim                      Science &                     International
                                          Emerging Markets                   Technology                      Small Cap
                                               Trust                            Trust                           Trust
                                     -------------------------         -----------------------         -----------------------
                                       Year             Year             Year         1/01/1997*         Year            Year
                                      Ended             Ended            Ended            to             Ended          Ended
                                     12/31/98         12/31/97         12/31/98        12/31/97        12/31/98        12/31/97
                                     --------         --------         --------        --------        --------        --------
Increase in net assets:

Operations:

Net investment income (loss) .   $     305,356    $     174,510    ($    781,426)   ($    182,355)   $     627,681    $     767,426
Net realized gain (loss) on:
  Investment transactions ....      (6,979,917)        (338,181)      (1,741,037)         187,775          277,904       (3,601,942)
  Foreign currency and
    forward foreign
    currency contracts .......        (238,982)        (386,822)         (10,264)            --           (134,334)        (318,266)
Change in unrealized
    appreciation
    (depreciation) on:
  Investments ................       5,942,247      (10,316,270)      49,026,105       (1,610,969)      14,673,325        3,451,228
  Foreign currency and
    forward foreign
    currency contracts .......         110,460          (85,137)             198             --             36,507          (37,787)
                                 -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in
  net assets resulting
  from operations ............        (860,836)     (10,951,900)      46,493,576       (1,605,549)      15,481,083          260,659

Distribution to
 shareholders from:

   Net investment income .....            --               --               --               --           (437,568)         (56,628)
   Net realized gains on
     investments and foreign
      currency transactions ..            --               --               --           (187,775)            --               --

Distribution to shareholders:

   In excess of net realized
     gains on investments
     and foreign currency
     transactions ............            --            (72,382)            --           (873,300)            --               --

Increase in net assets
  from capital share
  transactions (Note 4)  .....       5,005,970       11,633,402       65,443,411       70,014,200        4,278,984       31,153,786
                                 -------------    -------------    -------------    -------------    -------------    -------------
Increase in net assets .......       4,145,134          609,120      111,936,987       67,347,576       19,322,499       31,357,817

Net assets at beginning
 of period ...................      23,850,324       23,241,204       67,347,576             --        128,575,710       97,217,893
                                 -------------    -------------    -------------    -------------    -------------    -------------
Net assets at end
 of period ...................   $  27,995,458    $  23,850,324    $ 179,284,563    $  67,347,576    $ 147,898,209    $ 128,575,710
                                 =============    =============    =============    =============    =============    =============
Undistributed net
  investment income ..........   $      13,097    ($     92,260)            --               --      $     500,048    $     444,269
                                 =============    =============    =============     ============    =============    =============



* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                           Emerging                        Pilgrim
                                        Small Company                   Baxter Growth                      Small/Mid Cap
                                            Trust                           Trust                              Trust
                             ---------------------------------- ------------------------------- -------------------------------
                                      Year          1/01/1997*          Year         1/01/1997*         Year            Year
                                     Ended              to              Ended            to             Ended          Ended
                                    12/31/98         12/31/97         12/31/98        12/31/97        12/31/98        12/31/97
                             ----------------- ---------------- ------------------------------- -------------------------------
Increase in net assets:

Operations:

Net investment loss               ($1,512,967)       ($279,938)       ($745,047)     ($221,842)       ($846,848)     ($710,421)
Net realized gain (loss) on:
  Investment transactions           3,917,918        4,042,230      (17,375,070)    (4,090,189)      55,888,821      5,771,995
Change in unrealized
    appreciation
    (depreciation) on
    investments                    (1,704,887)      32,648,479       26,770,878      6,765,675       26,206,105     22,179,663
                                 ------------     ------------     ------------    -----------     ------------   ------------
Net increase in net assets
  resulting from operations           700,064       36,410,771        8,650,761      2,453,644       81,248,078     27,241,237

Distribution to
  shareholders from:

Net realized gains on
  investments and foreign
  currency transactions            (4,130,364)           -----            -----          -----            -----          -----

Increase in net assets
  from capital share
  transactions (Note 4)            28,293,037      239,363,310       41,023,697     90,881,502       45,484,563     65,073,710
                                 ------------     ------------     ------------    -----------     ------------   ------------
Increase in net assets             24,862,737      275,774,081       49,674,458     93,335,146      126,732,641     92,314,947


Net assets at beginning
  of period                       275,774,081            -----       93,335,146          -----      268,376,512    176,061,565
                                 ------------     ------------     ------------    -----------     ------------   ------------

Net assets at end
  of period                      $300,636,818     $275,774,081     $143,009,604    $93,335,146     $395,109,153   $268,376,512
                                 ============     ============     ============    ===========     ============   ============

Undistributed net
  investment loss                       -----            -----            -----      ($221,842)           -----           ----
                                 ============     ============     ============    ===========     ============   ============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                          International                     Woldwide                         Global
                                              Stock                          Growth                          Equity
                                              Trust                          Trust                           Trust
                                --------------------------------  -----------------------------   ------------------------------
                                      Year          1/01/1997*          Year         1/01/1997*         Year            Year
                                     Ended              to              Ended            to             Ended          Ended
                                    12/31/98         12/31/97         12/31/98        12/31/97        12/31/98        12/31/97
                                --------------   ---------------  -------------    -------------   --------------    ------------
Increase in net assets:

Operations:

Net investment income .......   $   1,586,475    $     456,533    $     245,145    $      75,736    $   7,701,552    $   8,211,359
Net realized gain (loss) on:
  Investment transactions ...       1,821,899          798,600       (1,819,275)          63,299       88,388,784       48,944,044
  Foreign currency and
    forward foreign
    currency contracts ......         (40,590)        (160,401)         (74,381)         (26,045)      (1,775,815)       7,211,837
Change in unrealized
    appreciation
    (depreciation) on:
  Investments ...............      22,818,165       (4,119,284)       4,084,752          771,847        6,402,579       85,480,417
  Foreign currency and
    forward foreign
    currency contracts ......          13,799           (5,560)             617             (428)         141,285          703,851
                                -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in
  net assets resulting
  from operations ...........      26,199,748       (3,030,112)       2,436,858          884,409      100,858,385      150,551,508

Distribution to
  shareholders from:

   Net investment income ....      (1,596,410)        (355,257)        (206,728)         (57,051)     (16,146,783)     (10,702,845)
   Net realized gains on
     investments and foreign
     currency transactions ..      (1,781,309)        (638,199)            --            (37,254)     (48,191,144)     (62,223,834)

Distribution to shareholders:

   In excess of net
     investment income ......         (42,466)            --               --               (809)            --               --
   In excess of net realized
     gains on investments
     and foreign currency
     transactions ...........        (140,607)        (993,554)            --           (113,582)            --               --

Increase in net assets
  from capital share
  transactions (Note 4) .....      66,210,918      150,270,019       14,213,737       23,586,322       23,630,416       63,945,517
                                -------------    -------------    -------------    -------------    -------------    -------------
Increase in net assets ......      88,849,874      145,252,897       16,443,867       24,262,035       60,150,874      141,570,346

Net assets at beginning
  of period .................     145,252,897             --         24,262,035             --        868,412,747      726,842,401
                                -------------    -------------    -------------    -------------    -------------    -------------
Net assets at end
  of period .................   $ 234,102,771    $ 145,252,897    $  40,705,902    $  24,262,035    $ 928,563,621    $ 868,412,747
                                =============    =============    =============    =============    =============    =============
Undistributed net
  investment income (loss) ..   ($     77,076)   $       9,928    ($     43,324)   ($      7,360)   $   5,423,428    $  15,666,642
                                =============    =============    =============    =============    =============    =============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                          Small
                                         Company
                                          Value                            Equity                           Growth
                                          Trust                            Trust                             Trust
                               ----------------------------   ------------------------------     -------------------------------
                                    Year        10/01/1997*       Year             Year              Year               Year
                                   Ended            to            Ended            Ended             Ended              Ended
                                  12/31/98       12/31/97        12/31/98         12/31/97          12/31/98           12/31/97
                               ------------    ------------   -------------     -------------     -------------     -------------
Increase in net assets:

Operations:

Net investment income ......  $     188,462   $     69,004   $     6,512,985   $     4,967,526   $       956,935   $       818,315
Net realized gain (loss) on:
  Investment transactions ..    (16,508,567)      (762,160)      164,915,719       288,434,853        17,266,771         8,261,706
  Foreign currency and
    forward foreign
     currency contracts ....           --             --              58,525           (79,750)             (281)          (32,648)
Change in unrealized
 appreciation
  (depreciation) on:
  Investments ..............      9,615,252     (1,242,712)      (36,897,292)      (49,085,206)       31,040,331        11,548,165
  Foreign currency and
    forward foreign
     currency contracts ....           --             --               9,372                 2            (9,207)              188
                              -------------   ------------   ---------------   ---------------   ---------------   ---------------
Net increase(decrease)
 in net assets resulting
  from operations ..........     (6,704,853)    (1,935,868)      134,599,309       244,237,425        49,254,549        20,595,726

Distribution to
 shareholders from:

  Net investment income ....        (56,196)          --          (4,882,009)       (8,208,495)         (785,667)           (2,288)
  Net realized gains on
    investments and foreign
     currency transactions .           --             --        (288,587,683)     (250,024,832)       (7,656,124)             --


Increase in net assets
 from capital share
  transactions (Note 4) ....    102,004,697     69,026,952       193,656,886       189,916,612        91,793,552        89,987,989
                              -------------   ------------   ---------------   ---------------   ---------------   ---------------
Increase in net assets .....     95,243,648     67,091,084        34,786,503       175,920,710       132,606,310       110,581,427

Net assets at beginning
  of period ................     67,091,084           --       1,521,382,100     1,345,461,390       167,388,166        56,806,739
                              -------------   ------------   ---------------   ---------------   ---------------   ---------------
Net assets at end
  of period ................  $ 162,334,732   $ 67,091,084   $ 1,556,168,603   $ 1,521,382,100   $   299,994,476   $   167,388,166
                              =============   ============   ===============   ===============   ===============   ===============
Undistributed net
  investment income ........  $     122,775   $     56,115   $     6,563,301   $     4,882,008   $       956,654   $       785,667
                              =============   ============   ===============   ===============   ===============   ===============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                        Quantitative                                                      Blue Chip
                                           Equity                        Equity Index                       Growth
                                           Trust                            Trust                           Trust
                             ---------------------------------- ------------------------------- -------------------------------
                                   Year             Year             Year            Year            Year            Year
                                  Ended             Ended            Ended          Ended            Ended          Ended
                                 12/31/98         12/31/97         12/31/98        12/31/97        12/31/98        12/31/97
                             ----------------- ---------------- ------------------------------- -------------------------------
Increase in net assets:

Operations:

Net investment income .....  $    2,167,436   $    1,960,998  $      726,416   $      614,519   $     3,184,232   $    4,123,096
Net realized gain(loss) on:
  Investment transactions .      25,556,516       21,256,016          50,182          111,548        50,695,303       11,907,336
  Futures contracts .......            --               --           871,822        3,580,341              --               --
  Foreign currency and
     forward foreign
     currency contracts ...            --               --                20             --              (8,634)             (94)
Change in unrealized
  appreciation
  (depreciation) on:
  Investments .............      21,957,322        9,038,807       9,449,307          292,487       174,851,600      112,919,340
  Futures contracts .......            --               --           (26,890)        (201,241)             --               --
  Foreign currency and
     forward foreign
     currency contracts ...            --               --              --               --                  63             --
                             --------------   --------------  --------------   --------------   ---------------   --------------
Net increase in net
 assets resulting from
  operations ..............      49,681,274       32,255,821      11,070,857        4,397,654       228,722,564      128,949,678

Distribution to
 shareholders from:

   Net investment income ..      (1,960,998)            --          (725,595)        (614,519)       (4,121,547)        (898,962)
   Net realized gains on
    investments, futures
     and foreign currency
     transactions .........     (21,211,052)            --        (1,258,052)      (2,783,548)      (11,715,254)     (76,558,164)


Increase in net assets
 from capital share
  transactions (Note 4) ...      60,435,931       43,374,187      27,130,373       18,257,484       219,468,302      234,744,078
                             --------------   --------------  --------------   --------------   ---------------   --------------
Increase in net assets ....      86,945,155       75,630,008      36,217,583       19,257,071       432,354,065      286,236,630

Net assets at beginning
  of period ...............     167,529,705       91,899,697      27,074,602        7,817,531       708,807,458      422,570,828
                             --------------   --------------  --------------   --------------   ---------------   --------------
Net assets at end
  of period ...............  $  254,474,860   $  167,529,705  $   63,292,185   $   27,074,602   $ 1,141,161,523   $  708,807,458
                             ==============   ==============  ==============   ==============   ===============   ==============
Undistributed net
  investment income .......  $    2,089,131   $    1,960,998  $          841             --     $     3,087,681   $    4,121,547
                             ==============   ==============  ==============   ==============   ===============   ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                         Real Estate                                                     International
                                         Securities                         Value                      Growth and Income
                                           Trust                            Trust                           Trust
                              -----------------------------   ------------------------------  -------------------------------
                                   Year             Year             Year         1/01/1997*         Year            Year
                                  Ended             Ended            Ended            to             Ended          Ended
                                 12/31/98         12/31/97         12/31/98        12/31/97        12/31/98        12/31/97
                              -------------    ------------   --------------  --------------  --------------  ----------------
Increase in net assets:

Operations:

Net investment income .......  $   9,202,498   $   6,435,099  $   3,188,316   $     979,426   $   1,349,144   $   4,301,075
Net realized gain (loss) on:
  Investment transactions ...    (11,066,977)     15,106,323      3,711,085       2,848,645         431,540       6,819,325
  Foreign currency and
    forward foreign
     currency contracts .....           --              --             --              --        (2,299,214)         (7,637)
Change in unrealized
 appreciation
  (depreciation) on:
  Investments ...............    (28,378,705)      1,710,688    (14,016,429)      5,320,474      16,672,663     (11,806,866)
  Foreign currency and
    forward foreign
     currency contracts .....           --              --             --              --          (904,425)        594,255
                               -------------   -------------  -------------   -------------   -------------   -------------
Net increase (decrease)
 in net assets resulting
 from operations ............    (30,243,184)     23,252,110     (7,117,028)      9,148,545      15,249,708         (99,848)

Distribution to
 shareholders from:

  Net investment income .....     (4,711,304)           --       (3,187,336)       (979,426)     (5,087,750)     (3,640,170)
  Net realized gains on
    investments and foreign
     currency transactions ..    (16,427,838)           --       (3,711,085)     (2,848,645)     (6,913,043)     (8,342,784)

Distribution to shareholders:

   In excess of net realized
     gains on investments
     and foreign currency
     transactions ...........           --              --       (1,531,744)       (599,054)           --              --

Increase in net assets
 from capital share
  transactions (Note 4) .....     51,455,304      62,287,429    126,430,055     139,950,204      11,525,342      26,849,179
                               -------------   -------------  -------------   -------------   -------------   -------------
Increase in net assets ......         72,978      85,539,539    110,882,862     144,671,624      14,774,257      14,766,377

Net assets at beginning
  of period .................    161,759,193      76,219,654    144,671,624            --       203,776,454     189,010,077
                               -------------   -------------  -------------   -------------   -------------   -------------
Net assets at end
  of period .................  $ 161,832,171   $ 161,759,193  $ 255,554,486   $ 144,671,624   $ 218,550,711   $ 203,776,454
                               =============   =============  =============   =============   =============   =============
Undistributed net
  investment income (loss) ..  $   7,502,774   $   4,808,797  $         981            --     ($    159,968)  $   4,240,740
                               =============   =============  =============   =============   =============   =============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                      GROWTH AND INCOME                    EQUITY-INCOME                      BALANCED
                                            TRUST                             TRUST                             TRUST
                               --------------------------------    ------------------------------   --------------------------------
                                    YEAR              YEAR             YEAR             YEAR             YEAR           1/01/1997*
                                    ENDED            ENDED             ENDED            ENDED            ENDED             TO
                                  12/31/98          12/31/97          12/31/98         12/31/97         12/31/98         12/31/97
                               ---------------   --------------    --------------    ------------    -------------   --------------
Increase in net assets:

Operations:

Net investment income ......  $    16,270,792   $    15,322,986   $    21,631,383   $  18,962,919   $   5,746,873   $   4,677,007
Net realized gain (loss) on:
  Investment transactions ..       73,188,872        99,563,470        55,707,234      40,834,683      13,096,202      20,430,952
  Foreign currency and
    forward foreign
     currency contracts ....             --               1,285             5,469         (76,448)       (192,069)        (95,635)
Change in unrealized
 appreciation
  (depreciation) on:
  Investments ..............      360,559,727       247,910,751        10,010,997     138,364,867       9,091,108         400,364
  Foreign currency and
    forward foreign
     currency contracts ....            1,520            (1,256)            1,576             245           1,674            (161)
                              ---------------   ---------------   ---------------   -------------   -------------   -------------
Net increase in net
 assets resulting from
 operations ................      450,020,911       362,797,236        87,356,659     198,086,266      27,743,788      25,412,527

Distribution to
  shareholders from:

  Net investment income ....      (15,313,773)      (13,165,084)      (18,698,833)     (8,655,530)     (4,637,642)           --
  Net realized gains on
    investments, futures
     and foreign currency
     transactions ..........      (99,563,470)      (66,257,481)      (40,844,225)    (80,825,124)    (20,360,461)           --

Increase in net assets
  from capital share
  transactions (Note 4) ....      349,586,661       288,274,613       118,823,876     233,613,354      74,663,502     151,632,116
                              ---------------   ---------------   ---------------   -------------   -------------   -------------
Increase in net assets .....      684,730,329       571,649,284       146,637,477     342,218,966      77,409,187     177,044,643


Net assets at beginning
  of period ................    1,605,387,278     1,033,737,994       941,704,587     599,485,621     177,044,643            --
                              ---------------   ---------------   ---------------   -------------   -------------   -------------
Net assets at end
  of period ................  $ 2,290,117,607   $ 1,605,387,278   $ 1,088,342,064   $ 941,704,587   $ 254,453,830   $ 177,044,643
                              ===============   ===============   ===============   =============   =============   =============
Undistributed net
  investment income ........  $    16,252,305   $    15,315,008   $    21,363,276   $  18,699,879   $   5,554,804   $   4,637,642
                              ===============   ===============   ===============   =============   =============   =============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                          AGGRESSIVE                         MODERATE                 CONSERVATIVE
                                        ASSET ALLOCATION                 ASSET ALLOCATION            ASSET ALLOCATION
                                            TRUST                             TRUST                        TRUST
                             ---------------------------------- ------------------------------- -------------------------------
                                   YEAR             YEAR             YEAR            YEAR            YEAR            YEAR
                                  ENDED             ENDED            ENDED          ENDED            ENDED          ENDED
                                 12/31/98         12/31/97         12/31/98        12/31/97        12/31/98        12/31/97
                                 --------         --------         --------        --------        --------        --------
Increase (decrease)
  in net assets:

Operations:

Net investment income ......  $   3,958,805   $   4,678,266   $  17,640,709   $  20,624,457   $   7,917,173   $   8,909,268
Net realized gain (loss) on:
  Investment transaction ...     24,484,460      21,787,441      51,848,087      44,169,728      10,151,359       9,545,017
  Futures contracts ........        168,829       2,190,877         459,020       2,745,819          34,810          38,629
  Foreign currency and
    forward foreign
     currency contracts ....         (3,049)       (128,171)        (29,982)       (177,501)         (1,455)        (36,148)
Change in unrealized
 appreciation
  (depreciation) on:
  Investments ..............     14,927,862      12,435,747      16,988,917      22,649,867       2,097,641       3,370,336
  Futures contracts ........        240,570         (63,205)         24,906          92,982          (1,773)         20,122
  Foreign currency and
    forward foreign
     currency contracts ....          8,462         (10,440)         16,705         (16,641)          2,506          (2,821)
                              -------------   -------------   -------------   -------------   -------------   -------------
Net increase in net assets
  resulting from operations      43,785,939      40,890,515      86,948,362      90,088,711      20,200,261      21,844,403

Distribution to
  shareholders from:

  Net investment income ....     (4,765,263)     (6,081,059)    (20,941,772)    (26,584,959)     (8,864,663)    (10,062,867)
  Net realized gains on
    investments, futures
     and foreign currency
     transactions ..........    (24,329,301)    (16,445,138)    (47,173,913)    (34,563,767)     (9,705,964)     (8,097,771)

Increase (decrease) in net
  assets from capital share
  transactions (Note 4) ....      4,657,120      (1,530,327)     (9,963,436)    (44,619,393)     (9,177,785)     (7,801,297)
                              -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease)
  in net assets ............     19,348,495      16,833,991       8,869,241     (15,679,408)     (7,548,151)     (4,117,532)


Net assets at beginning
  of period ................    243,533,229     226,699,238     609,141,640     624,821,048     204,348,122     208,465,654
                              -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end
  of period ................  $ 262,881,724   $ 243,533,229   $ 618,010,881   $ 609,141,640   $ 196,799,971   $ 204,348,122
                              =============   =============   =============   =============   =============   =============
Undistributed net
  investment income ........  $   3,977,606   $   4,765,263   $  17,849,145   $  20,941,772   $   7,979,316   $   8,844,386
                              =============   =============   =============   =============   =============   =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                           GLOBAL
                                          HIGH YIELD                    STRATEGIC BOND                 GOVERNMENT BOND
                                            TRUST                            TRUST                          TRUST
                              ----------------------------- ------------------------------- -------------------------------
                                    YEAR          1/01/1997*         YEAR           YEAR           YEAR           YEAR
                                   ENDED              TO            ENDED          ENDED           ENDED           ENDED
                                  12/31/98         12/31/97        12/31/98        12/31/97       12/31/98        12/31/97
                                  --------         --------        --------        --------       --------        --------
Increase (decrease)
  in net assets:

Operations:

Net investment income ......  $  12,495,423   $   3,000,344   $  31,143,747   $  21,794,258   $  11,145,124   $  13,484,526
Net realized gain (loss) on:
  Investment
    transactions ...........        685,329         731,169     (11,765,900)      4,357,008      10,492,768      13,533,542
  Futures contracts ........       (158,006)           --              --              --              --              --
  Foreign currency and
    forward foreign
     currency contracts ....       (338,289)         20,337        (474,432)        474,566      (9,668,870)     (8,569,143)
Change in unrealized
 appreciation
  (depreciation) on:
  Investments ..............     (9,230,531)        974,604     (13,688,101)      2,884,064       6,083,115     (14,618,789)
  Futures contracts ........       (109,711)           --              --              --              --              --
  Foreign currency and
    forward foreign
     currency contracts ....        (89,864)         43,163        (348,502)        556,273      (3,265,913)      2,134,019
                              -------------   -------------   -------------   -------------   -------------   -------------
Net increase in net
 assets resulting from
  operations ...............      3,254,351       4,769,617       4,866,812      30,066,169      14,786,224       5,964,155

Distribution to
 shareholders from:

  Net investment income ....    (12,153,316)     (2,994,422)    (22,915,842)    (14,436,515)    (14,017,074)    (19,668,247)
  Net realized gains on
    investments, futures and
     foreign currency
      transactions .........       (463,039)       (457,712)     (3,897,165)     (1,809,273)     (5,897,775)       (512,991)

Distribution to shareholders
  in excess of net realized
  gains on investments .....     (1,115,256)           --              --              --              --              --

Increase (decrease) in net
 assets from capital share
  transactions (Note 4) ....    110,083,856      91,430,172      99,770,482     130,492,346     (13,998,370)    (19,459,104)
                              -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease)
  in net assets ............     99,606,596      92,747,655      77,824,287     144,312,727     (19,126,995)    (33,676,187)

Net assets at beginning
  of period ................     92,747,655            --       365,590,208     221,277,481     216,117,123     249,793,310
                              -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end
  of period ................  $ 192,354,251   $  92,747,655   $ 443,414,495   $ 365,590,208   $ 196,990,128   $ 216,117,123
                              =============   =============   =============   =============   =============   =============
Undistributed net
  investment income ........  $      46,904   $      26,259   $  30,812,687   $  22,584,781   $  18,056,312   $  12,595,749
                              =============   =============   =============   =============   =============   =============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                          CAPITAL                  INVESTMENT                   U.S. GOVERNMENT
                                        GROWTH BOND               QUALITY BOND                     SECURITIES
                                           TRUST                      TRUST                           TRUST
                              ----------------------------  -----------------------------   -----------------------------
                                   YEAR           YEAR           YEAR           YEAR           YEAR            YEAR
                                  ENDED           ENDED         ENDED           ENDED          ENDED           ENDED
                                 12/31/98       12/31/97       12/31/98       12/31/97        12/31/98        12/31/97
                              ------------   -------------  -------------   ------------    -------------   -------------
Increase in net assets:

Operations:

Net investment income .....  $   3,406,088   $   3,061,428  $  17,062,319   $  11,518,010   $  17,784,744   $  13,511,297
Net realized gain (loss) on
  investment transactions .        (94,997)         48,206      1,251,275         560,958       2,537,744      (1,285,791)
Change in unrealized
  appreciation
  (depreciation) on
  investments .............      1,239,956       1,026,927      2,352,727       3,072,046       1,073,117       5,453,837
                             -------------   -------------  -------------   -------------   -------------   -------------
Net increase in net
 assets resulting from
  operations ..............      4,551,047       4,136,561     20,666,321      15,151,014      21,395,605      17,679,343

Distribution to
  shareholders from:

   Net investment income ..     (3,103,100)           --      (11,620,376)    (10,368,425)    (13,043,750)    (13,118,502)

Increase in net assets
  from capital share
   transactions (Note 4) ..      9,674,054       4,459,955    114,519,856      30,801,522     103,986,283      42,663,878
                             -------------   -------------  -------------   -------------   -------------   -------------

Increase in net assets ....     11,122,001       8,596,516    123,565,801      35,584,111     112,338,138      47,224,719

Net assets at beginning
  of period ...............     53,989,945      45,393,429    188,544,943     152,960,832     251,277,335     204,052,616
                             -------------   -------------  -------------   -------------   -------------   -------------
Net assets at end
  of period ...............  $  65,111,946   $  53,989,945  $ 312,110,744   $ 188,544,943   $ 363,615,473   $ 251,277,335
                             =============   =============  =============   =============   =============   =============
Undistributed net
  investment income .......  $   3,404,123   $   3,103,100  $  17,104,902   $  11,620,376   $  18,004,465   $  13,028,158
                             =============   =============  =============   =============   =============   =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         LIFESTYLE                      LIFESTYLE
                                        MONEY MARKET                  AGGRESSIVE 1000                   GROWTH 820
                                           TRUST                           TRUST                          TRUST
                                ----------------------------   ----------------------------    ----------------------------
                                   YEAR             YEAR             YEAR         1/07/1997*        YEAR         1/07/1997*
                                   ENDED            ENDED            ENDED           TO             ENDED            TO
                                  12/31/98        12/31/97         12/31/98       12/31/97        12/31/98       12/31/97
                                ------------   -------------   -------------   ------------    ------------    -------------
Increase in net assets:

Operations:

Net investment income .......  $  27,391,740   $  21,497,529   $     311,250   $      40,644   $   5,257,312   $   1,638,443
Capital gain
  distributions received ....           --              --         1,458,191         234,940       6,975,778         623,851
Net realized gain (loss) on
  investment transactions ...           --              --          (966,235)      1,526,530      (2,798,969)      5,455,773
Change in unrealized
  appreciation on
  investments ...............           --              --         2,264,970         229,927       7,959,295       2,198,847
                               -------------   -------------   -------------   -------------   -------------   -------------
Net increase in net assets
  resulting from operations .     27,391,740      21,497,529       3,068,176       2,032,041      17,393,416       9,916,914

Distribution to
  shareholders from:

  Net investment income .....    (27,391,740)    (21,497,529)       (311,250)        (40,644)     (5,257,312)     (1,638,443)
  Capital gain
    distributions received ..           --              --        (1,458,191)       (234,940)     (6,975,778)       (623,851)
  Net realized gains on
    investments .............           --              --          (609,117)           --        (2,747,990)           --

Distributions to shareholders
   in excess of net realized
  gains on investments ......           --              --          (966,235)           --        (2,798,969)           --

Increase in net assets
  from capital share
  transactions (Note 4) .....    170,123,617      76,147,741      31,697,095      47,348,070     163,537,979     209,503,037
                               -------------   -------------   -------------   -------------   -------------   -------------
Increase in net assets ......    170,123,617      76,147,741      31,420,478      49,104,527     163,151,346     217,157,657


Net assets at beginning
  of period .................    439,713,538     363,565,797      49,104,527            --       217,157,657            --
                               -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end
  of period .................  $ 609,837,155   $ 439,713,538   $  80,525,005   $  49,104,527   $ 380,309,003   $ 217,157,657
                               =============   =============   =============   =============   =============   =============
Undistributed net
  investment income .........           --              --              --              --              --              --
                               =============   =============   =============   =============   =============   =============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                       LIFESTYLE                         LIFESTYLE                     LIFESTYLE
                                      BALANCED 640                      MODERATE 460                CONSERVATIVE 280
                                         TRUST                             TRUST                         TRUST
                              -----------------------------    ---------------------------   -----------------------------
                                   YEAR         1/07/1997*         YEAR        1/07/1997*         YEAR         1/07/1997*
                                  ENDED             TO             ENDED           TO             ENDED            TO
                                 12/31/98        12/31/97        12/31/98       12/31/97        12/31/98        12/31/97
                              -------------   -------------    ------------   ------------    -------------   -------------
Increase in net assets:

Operations:

Net investment income ......  $   6,372,564   $   1,923,233   $   2,862,066   $     692,090   $   1,356,487   $     255,536
Capital gain
  distributions received ...      7,454,039         519,499       1,336,619         141,843         510,860          52,417
Net realized gain on
  investment transactions ..     (3,086,187)      2,682,201       1,667,664         341,434         312,471         115,432
Change in unrealized
  appreciation
  (depreciation) on:
  Investments ..............      3,981,875       3,474,631       3,159,452       1,263,874       2,705,774         471,143
                              -------------   -------------   -------------   -------------   -------------   -------------
Net increase in net assets
  resulting from operations      14,722,291       8,599,564       9,025,801       2,439,241       4,885,592         894,528

Distribution to
  shareholders from:

  Net investment income ....     (6,372,564)     (1,923,233)     (2,862,066)       (692,090)     (1,356,416)       (255,536)
  Capital gain
    distributions received .     (4,367,852)       (519,499)     (1,336,619)       (141,843)       (510,860)        (52,417)
  Net realized gains on
    investments ............     (2,747,394)           --          (371,970)           --          (135,411)           --

Distribution to shareholders
   in excess of capital gain
   distributions received ..     (3,086,187)           --              --              --              --              --

Increase in net assets
  from capital share
  transactions (Note 4) ....    192,729,857     180,496,470      80,926,976      51,140,322      55,770,613      19,163,445
                              -------------   -------------   -------------   -------------   -------------   -------------
Increase in net assets .....    190,878,151     186,653,302      85,382,122      52,745,630      58,653,518      19,750,020

Net assets at beginning
  of period ................    186,653,302            --        52,745,630            --        19,750,020            --
                              -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end
  of period ................  $ 377,531,453   $ 186,653,302   $ 138,127,752   $  52,745,630   $  78,403,538   $  19,750,020
                              =============   =============   =============   =============   =============   =============
Undistributed net
  investment income ........           --              --              --              --              --              --
                              =============   =============   =============   =============   =============   =============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                   PACIFIC RIM EMERGING MARKETS TRUST
                                               ----------------------------------------------------------------------
                                                                          YEARS ENDED DECEMBER 31,        10/01/1994*
                                               -------------------------------------------------------        TO
                                                  1998           1997           1996           1995       12/31/1994
                                               ----------     ----------     ----------     ----------    -----------
Net  asset value, beginning
  of period ................................   $     7.16     $    10.90     $    10.36     $     9.41     $    10.00

Income from investment operations:
     Net investment income .................         0.08           0.05           0.07           0.12           0.04
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions ........................        (0.41)         (3.77)          0.94           0.96          (0.59)
                                               ----------     ----------     ----------     ----------     ----------

                 Total from investment
                    operations .............        (0.33)         (3.72)          1.01           1.08          (0.55)


Less distributions:
     Dividends from net investment income ..           --             --          (0.08)         (0.09)         (0.04)
     Distributions from capital gains ......           --          (0.02)         (0.39)         (0.04)            --
                                               ----------     ----------     ----------     ----------     ----------


               Total distributions .........           --          (0.02)         (0.47)         (0.13)         (0.04)
                                               ----------     ----------     ----------     ----------     ----------

Net asset value, end of period .............   $     6.83     $     7.16     $    10.90     $    10.36     $     9.41
                                               ==========     ==========     ==========     ==========     ==========


               Total return ................        (4.61%)       (34.12%)         9.81%         11.47%     (5.63%) +

Net assets, end of period (000's) ..........   $   27,995     $   23,850     $   23,241     $   13,057     $    7,657

Ratio of operating expenses to
  average net assets .......................         1.21%          1.42%          1.50%          1.50%          1.50%(A)

Ratio of net investment income to
  average net assets .......................         1.21%          0.65%          0.78%          1.01%          1.84%(A)

Portfolio turnover rate ....................           62%            63%            48%            55%             0%(A)





*     Commencement of operations

+     Non-annualized

(A)  Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                       SCIENCE &
                                                   TECHNOLOGY TRUST
                                            -----------------------------

                                             YEAR ENDED     01/01/1997*
                                             DECEMBER 31,        TO
                                                1998         12/31/1997
                                             -----------     -----------
Net  asset value, beginning
  of period ..............................   $     13.62     $     12.50

Income from investment operations:
     Net investment loss .................         (0.09)          (0.04)
     Net realized and unrealized gain
       on investments and foreign currency
       transactions ......................          5.99            1.38
                                             -----------     -----------

                 Total from investment
                    operations ...........          5.90            1.34


Less distributions:
     Distributions from capital gains ....            --           (0.22)
                                             -----------     -----------


Net asset value, end of period ...........   $     19.52     $     13.62
                                             ===========     ===========


               Total return ..............         43.32%          10.71%

Net assets, end of period (000's) ........   $   179,285     $    67,348

Ratio of operating expenses to
  average net assets .....................          1.21%           1.26%

Ratio of net investment loss to
  average net assets .....................         (0.73%)         (0.54%)

Portfolio turnover rate ..................           105%            121%



--------------------------------------


*     Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                   INTERNATIONAL
                                                                  SMALL CAP TRUST
                                                   -------------------------------------------

                                                          YEARS ENDED
                                                           DECEMBER 31,            03/04/1996*
                                                   -------------------------           TO
                                                      1998            1997         12/31/1996
                                                   -----------     -----------     -----------
Net  asset value, beginning
  of period ....................................   $     13.70     $     13.60     $     12.50

Income from investment operations:
     Net investment income .....................          0.07            0.08            0.06
     Net realized and unrealized gain
       on investments and foreign currency
       transactions ............................          1.56            0.03            1.09
                                                   -----------     -----------     -----------

                 Total from investment
                    operations .................          1.63            0.11            1.15


Less distributions:
     Dividends from net investment income ......         (0.05)          (0.01)          (0.05)
                                                   -----------     -----------     -----------

Net asset value, end of period .................   $     15.28     $     13.70     $     13.60
                                                   ===========     ===========     ===========


               Total return ....................         11.86%           0.79%        9.20% +

Net assets, end of period (000's) ..............   $   147,898     $   128,576     $    97,218

Ratio of operating expenses to
  average net assets ...........................          1.25%           1.31%           1.29%(A)

Ratio of net investment income to
  average net assets ...........................          0.44%           0.63%           0.93%(A)

Portfolio turnover rate ........................            45%             74%             50%(A)



--------------------------------------


*     Commencement of operations

+     Non-annualized

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                              EMERGING SMALL
                                              COMPANY TRUST
                                        ----------------------------

                                          YEAR ENDED    01/01/1997 *
                                          DECEMBER 31,      TO
                                             1998        12/31/97
                                         -----------     -----------
Net  asset value, beginning
  of period ..........................   $     24.13     $     20.60

Income from investment operations:
     Net investment loss .............         (0.12)          (0.02)
     Net realized and unrealized gain
       on investments ................          0.17            3.55
                                         -----------     -----------

                 Total from investment
                    operations .......          0.05            3.53

Less Distributions:
     Distributions from capital gains          (0.36)             --
                                         -----------     -----------

Net asset value, end of period .......   $     23.82     $     24.13
                                         ===========     ===========


               Total return ..........          0.07%          17.14%

Net assets, end of period (000's) ....   $   300,637     $   275,774

Ratio of operating expenses to
  average net assets .................          1.10%           1.11%

Ratio of net investment loss to
  average net assets .................         (0.54%)         (0.13%)

Portfolio turnover rate ..............            77%            120%



----------------------------------------


*     Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                               PILGRIM BAXTER
                                                GROWTH TRUST
                                       ----------------------------

                                          YEAR ENDED     01/01/1997*
                                          DECEMBER 31,       TO
                                             1998         12/31/97
                                         -----------     -----------
Net  asset value, beginning
  of period ..........................   $     12.50     $     12.50

Income from investment operations:
     Net investment loss .............         (0.07)          (0.03)
     Net realized and unrealized gain
       on investments ................          0.61            0.03
                                         -----------     -----------

                 Total from investment
                    operations .......          0.54              --
                                         -----------     -----------



Net asset value, end of period .......   $     13.04     $     12.50
                                         ===========     ===========


               Total return ..........          4.32%           0.00%

Net assets, end of period (000's) ....   $   143,010     $    93,335

Ratio of operating expenses to
  average net assets .................          1.14%           1.18%

Ratio of net investment loss to
  average net assets .................         (0.64%)         (0.46%)

Portfolio turnover rate ..............           189%             63%



---------------------------------------


*     Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                         SMALL/MID CAP TRUST
                                             --------------------------------------------
                                                  YEARS ENDED
                                                  DECEMBER 31,               03/04/1996*
                                             ---------------------------         TO
                                                 1998            1997        12/31/1996
                                             -----------     -----------     -----------
Net  asset value, beginning
  of period ..............................   $     15.41     $     13.37     $     12.50

Income from investment operations:
     Net investment loss .................         (0.04)          (0.04)             --
     Net realized and unrealized gain
       on investments and foreign currency
       transactions ......................          4.40            2.08            0.87
                                             -----------     -----------     -----------

                 Total from investment
                    operations ...........          4.36            2.04            0.87
                                             -----------     -----------     -----------



Net asset value, end of period ...........   $     19.77     $     15.41     $     13.37
                                             ===========     ===========     ===========


               Total return ..............         28.29%          15.26%         6.96%+

Net assets, end of period (000's) ........   $   395,109     $   268,377     $   176,062

Ratio of operating expenses to
  average net assets .....................          1.04%           1.05%      1.10% (A)

Ratio of net investment loss to
  average net assets .....................         (0.27%)         (0.33%)   (0.02%) (A)

Portfolio turnover rate ..................           150%            151%        67% (A)



-------------------------------------------


*   Commencement of operations

+   Non-annualized

(A) Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                      INTERNATIONAL STOCK
                                                             TRUST
                                                   ----------------------------

                                                   YEAR ENDED       01/01/1997*
                                                   DECEMBER 31,       TO
                                                       1998         12/31/97
                                                   -----------     -------------
Net  asset value, beginning
  of period ....................................   $     11.47     $     11.47

Income from investment operations:
     Net investment income .....................          0.09            0.04
     Net realized and unrealized gain
       on investments and foreign currency
       transactions ............................          1.62            0.12
                                                   -----------     -------------

                 Total from investment
                    operations .................          1.71            0.16

Less Distributions
     Dividends from net investment income                (0.09)          (0.03)
     Distributions from capital gains ..........         (0.11)          (0.13)
                                                   -----------     -------------

          Total Distributions ..................         (0.20)          (0.16)
                                                   -----------     -------------

Net asset value, end of period .................   $     12.98     $     11.47
                                                   ===========     =============


               Total return ....................         14.91%           1.38%

Net assets, end of period (000's) ..............   $   234,103     $   145,253

Ratio of operating expenses to
  average net assets ...........................          1.25%           1.38%

Ratio of net investment income to
  average net assets ...........................          0.82%           0.56%

Portfolio turnover rate ........................            27%             43%



----------------------------------------


*     Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                      WORLDWIDE GROWTH
                                                            TRUST
                                                 ----------------------------

                                                  YEAR ENDED      01/01/1997 *
                                                  DECEMBER 31,       TO
                                                      1998         12/31/97
                                                   ----------     ------------
Net  asset value, beginning
  of period ....................................   $    14.04     $    12.50

Income from investment operations:
     Net investment income .....................         0.09           0.04
     Net realized and unrealized gain
       on investments and foreign currency
       transactions ............................         1.09           1.62
                                                   ----------     ------------

                 Total from investment
                    operations .................         1.18           1.66


Less distributions:
     Dividends from net investment income               (0.07)         (0.03)
     Distributions from capital gains ..........           --          (0.09)
                                                   ----------     ------------

               Total distributions .............        (0.07)         (0.12)
                                                   ----------     ------------

Net asset value, end of period .................   $    15.15     $    14.04
                                                   ==========     ============


               Total return ....................         8.46%         13.29%

Net assets, end of period (000's) ..............   $   40,706     $   24,262

Ratio of operating expenses to
  average net assets ...........................         1.21%          1.32%

Ratio of net investment income to
  average net assets ...........................         0.75%          0.61%

Portfolio turnover rate ........................           93%            84%



----------------------------------------


*     Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                                             GLOBAL EQUITY TRUST
                                    ----------------------------------------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER 31,

                                    ----------------------------------------------------------------------------------------------

                                         1998            1997           1996            1995            1994            1993
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net  asset value, beginning
  of period ......................   $     19.38     $     17.84     $     16.10     $     15.74     $     15.73     $     12.00

Income from investment operations:

   Net investment
     income ......................          0.17            0.19            0.12            0.29            0.05            0.12
  Net realized and unrealized
     gain(loss) on investments
     and foreign currency
     transactions ................          2.27            3.16            1.89            0.84            0.22            3.79
                                     -----------     -----------     -----------     -----------     -----------     -----------


        Total from investment
            operations ...........          2.44            3.35            2.01            1.13            0.27            3.91


Less distributions:
   Dividends from net
     investment income ...........         (0.36)          (0.27)          (0.27)          (0.08)          (0.02)          (0.18)
   Distributions from
     capital gains ...............         (1.08)          (1.54)             --           (0.69)          (0.24)             --
                                     -----------     -----------     -----------     -----------     -----------     -----------

       Total distributions .......         (1.44)          (1.81)          (0.27)          (0.77)          (0.26)          (0.18)
                                     -----------     -----------     -----------     -----------     -----------     -----------

Net asset value, end of period ...   $     20.38     $     19.38     $     17.84     $     16.10     $     15.74     $     15.73
                                     ===========     ===========     ===========     ===========     ===========     ===========


               Total return ......         12.24%          20.80%          12.62%           7.68%           1.74%          32.89%

Net assets, end of period (000's)    $   928,564     $   868,413     $   726,842     $   648,183     $   616,138     $   377,871

Ratio of operating expenses to
  average net assets .............          1.01%           1.01%           1.01%           1.05%           1.08%           1.16%

Ratio of net investment income
  to average net assets ..........          0.84%           1.02%           0.78%           0.61%           0.44%           0.77%

Portfolio turnover rate ..........            32%             33%            169%             63%             52%             52%


                                                     GLOBAL EQUITY TRUST
                                    --------------------------------------------------------

                                                    YEARS ENDED DECEMBER 31,

                                    --------------------------------------------------------

                                       1992            1991           1990          1989
                                    -----------     -----------    -----------    ----------
Net  asset value, beginning
  of period ......................  $     12.24     $     11.00    $     12.57    $   10.15

Income from investment operations:

   Net investment
     income ......................         0.10            0.16           0.12         0.10
  Net realized and unrealized
     gain(loss) on investments
     and foreign currency
     transactions ................        (0.19)           1.23          (1.41)        2.32
                                    -----------     -----------    -----------    ---------


        Total from investment
            operations ...........        (0.09)           1.39          (1.29)        2.42


Less distributions:
   Dividends from net
     investment income ...........        (0.15)          (0.15)         (0.04)       --
   Distributions from
     capital gains ...............           --              --          (0.24)       --
                                    -----------     -----------    -----------    ---------

       Total distributions .......        (0.15)          (0.15)         (0.28)       --
                                    -----------     -----------    -----------    ---------

Net asset value, end of period ...  $     12.00     $     12.24    $     11.00    $   12.57
                                    ===========     ===========    ===========    ==========


               Total return ......        (0.72%)         12.80%        (10.43%)      23.84%

Net assets, end of period (000's)   $   116,731     $    89,003    $    63,028    $   26,223

Ratio of operating expenses to
  average net assets .............         1.16%           1.23%          1.28%            1.62%

Ratio of net investment income
  to average net assets ..........         1.12%           1.47%          1.97%            1.82%

Portfolio turnover rate ..........           69%             74%            67%          109%

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                          SMALL COMPANY
                                                           VALUE TRUST
                                                  ---------------------------

                                                   YEAR ENDED     10/01/1997*
                                                   DECEMBER 31,        TO
                                                       1998       12/31/1997
                                                   -----------   -------------
Net  asset value, beginning
  of period ....................................   $     11.94     $     12.50

Income from investment operations:
     Net investment income .....................          0.01            0.01
     Net realized and unrealized loss
       on investments and foreign currency
       transactions ............................         (0.57)          (0.57)
                                                   -----------   -------------

                 Total from investment
                    operations .................         (0.56)          (0.56)


Less distributions:
     Dividends from net investment income                (0.01)             --
                                                   -----------   -------------

Net asset value, end of period .................   $     11.37     $     11.94
                                                   ===========   =============


               Total return ....................         (4.72%)         (4.48%)+

Net assets, end of period (000's) ..............       162,335          67,091

Ratio of operating expenses to
  average net assets ...........................          1.23%      1.19% (A)

Ratio of net investment income to
  average net assets ...........................          0.16%      0.54% (A)

Portfolio turnover rate ........................           131%        81% (A)



--------------------------------------


*   Commencement of operations

+   Non-annualized

(A) Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                                        EQUITY TRUST
                                      ----------------------------------------------------------------------------------------

                                                                   YEARS ENDED DECEMBER 31,

                                      ----------------------------------------------------------------------------------------

                                               1998              1997              1996              1995            1994
                                         -------------     -------------     -------------     -------------   -------------
Net  asset value, beginning
  of period ..........................   $       21.50     $       22.62     $       20.79     $       14.66   $       15.57

Income from investment operations:
     Net investment income ...........            0.08              0.08              0.13              0.10            0.11
     Net realized and unrealized
       gain(loss) on investments
       and foreign currency
       transactions ..................            2.13              3.31              3.77              6.14           (0.18)
                                         -------------     -------------     -------------     -------------   -------------

                 Total from investment
                    operations .......            2.21              3.39              3.90              6.24           (0.07)


Less distributions:
     Dividends from net
        investment income ............           (0.07)            (0.14)            (0.09)            (0.11)          (0.05)
     Distributions from
        capital gains ................           (4.16)            (4.37)            (1.98)               --           (0.79)
                                         -------------     -------------     -------------     -------------   -------------


               Total distributions ...           (4.23)            (4.51)            (2.07)            (0.11)          (0.84)
                                         -------------     -------------     -------------     -------------   -------------

Net asset value, end of period .......   $       19.48     $       21.50     $       22.62     $       20.79   $       14.66
                                         =============     =============     =============     =============   =============


               Total return ..........            9.41%            19.25%            20.14%            42.79%          (0.53%)

Net assets, end of period (000's) ....   $   1,556,169     $   1,521,382     $   1,345,461     $     988,800   $     534,562

Ratio of operating expenses to
  average net assets .................            0.80%             0.80%             0.80%             0.80%           0.84%

Ratio of net investment
  income to average net assets .......            0.42%             0.35%             0.71%             0.63%           0.88%

Portfolio turnover rate ..............              93%              224%              223%               88%            132%

                                                                         EQUITY TRUST
                                      -------------------------------------------------------------------------------

                                                                   YEARS ENDED DECEMBER 31,

                                      -------------------------------------------------------------------------------

                                               1993##           1992            1991           1990        1989
                                          -------------   -------------   -------------  -------------  --------------
Net  asset value, beginning
  of period ..........................    $       13.97   $       13.12   $       11.33  $       19.14  $       15.17

Income from investment operations:
     Net investment income ...........             0.07            0.64            0.14           0.24           0.29
     Net realized and unrealized
       gain(loss) on investments
       and foreign currency
       transactions ..................             2.11            0.38            1.88          (1.95)          3.87
                                          -------------   -------------   -------------  -------------  --------------

                 Total from investment
                    operations .......             2.18            1.02            2.02          (1.71)          4.16


Less distributions:
     Dividends from net
        investment income ............            (0.58)          (0.17)          (0.23)         (0.29)         (0.12)
     Distributions from
        capital gains ................               --              --              --          (5.81)         (0.07)
                                          -------------   -------------   -------------  -------------  --------------


               Total distributions ...            (0.58)          (0.17)          (0.23)         (6.10)         (0.19)
                                          -------------   -------------   -------------  -------------  --------------

Net asset value, end of period .......    $       15.57   $       13.97   $       13.12  $       11.33  $       19.14
                                          =============   =============   =============  =============  ==============


               Total return ..........            16.31%           7.93%          17.94%        (11.79%)        27.70%

Net assets, end of period (000's) ....    $     387,842   $     192,626   $      88,235  $      36,564  $   32,108

Ratio of operating expenses to
  average net assets .................             0.88%           0.95%           0.89%          0.97%          1.02%

Ratio of net investment
  income to average net assets .......             0.50%           7.31%           2.23%          2.74%          1.90%

Portfolio turnover rate ..............              173%            782%            172%            95%        111%

--------------------------------------


## Net investment income per share was calculated using the average shares method for fiscal year 1993.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                              GROWTH TRUST
                                               ----------------------------------------

                                                       YEARS ENDED
                                                      DECEMBER 31,           07/15/1996*
                                               -------------------------         TO
                                                 1998            1997        12/31/1996
                                             -----------     -----------    -------------
Net  asset value, beginning
  of period ..............................   $     17.21     $     13.73    $     12.50

Income from investment operations:
     Net investment income ...............          0.06            0.08           0.09
     Net realized and unrealized gain
       on investments and foreign currency
       transactions ......................          4.00            3.40           1.23
                                             -----------     -----------    -------------

                 Total from investment
                    operations ...........          4.06            3.48           1.32


Less distributions:
     Dividends from net investment income          (0.07)             --          (0.09)
     Distribution from capital gains .....         (0.70)             --             --
                                             -----------     -----------    -------------

           Total distributions ...........         (0.77)             --             --
                                             -----------     -----------    -------------

Net asset value, end of period ...........   $     20.50     $     17.21    $     13.73
                                             ===========     ===========    =============


               Total return ..............         23.95%          25.35%         10.53%+

Net assets, end of period (000's) ........   $   299,994     $   167,388    $    56,807

Ratio of operating expenses to
  average net assets .....................          0.90%           0.95%     1.01% (A)

Ratio of net investment income to
  average net assets .....................          0.42%           0.74%     2.57% (A)

Portfolio turnover rate ..................           136%            179%      215% (A)



----------------------------------------------


*   Commencement of operations

+   Non-Annualized

(A) Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                                          QUANTITATIVE EQUITY TRUST
                                         -----------------------------------------------------------------------------------------
                                                                           YEARS ENDED DECEMBER 31,
                                         -----------------------------------------------------------------------------------------

                                             1998            1997           1996           1995          1994           1993
                                         -----------     -----------    -----------    -----------   -----------    -----------
Net  asset value, beginning
  of period ..........................   $     22.50     $     17.33    $     17.27    $     13.36   $     14.68    $     13.73

Income from investment operations:
     Net investment income (A) .......          0.20            0.26           0.26           0.24          0.20           0.19
     Net realized and unrealized
       gain (loss) on investments
       and foreign currency
       transactions ..................          5.42            4.91           2.83           3.67         (0.81)          1.64
                                         -----------     -----------    -----------    -----------   -----------    -----------

                 Total from investment
                    operations .......          5.62            5.17           3.09           3.91         (0.61)          1.83


Less distributions:
     Dividends from net
       investment income .............         (0.25)             --          (0.50)            --         (0.20)         (0.19)
     Distributions from
        capital gains ................         (2.65)             --          (2.53)            --         (0.51)         (0.69)
                                         -----------     -----------    -----------    -----------   -----------    -----------


               Total distributions ...         (2.90)             --          (3.03)            --         (0.71)         (0.88)
                                         -----------     -----------    -----------    -----------   -----------    -----------

Net asset value, end of period .......   $     25.22     $     22.50    $     17.33    $     17.27   $     13.36    $     14.68
                                         ===========     ===========    ===========    ===========   ===========    ===========


               Total return ..........         26.35%          29.83%         17.92%         29.23%        (4.19%)        13.39%

Net assets, end of period (000's)  ...   $   254,475     $   167,530    $    91,900    $    60,996   $    34,829    $    21,651

Ratio of operating expenses to
  average net assets (B)  ............          0.76%           0.50%          0.50%          0.50%         0.50%          0.50%

Ratio of net investment income to
  average net assets .................          1.06%           1.50%          1.81%          1.76%         1.53%          1.39%

Portfolio turnover rate ..............           225%            114%           105%           109%           85%            88%



                                                       QUANTITATIVE EQUITY TRUST
                                         -----------------------------------------------------
                                                         YEARS ENDED DECEMBER 31,
                                         -----------------------------------------------------

                                             1992          1991          1990        1989
                                         -----------   -----------   -----------   -----------
Net  asset value, beginning
  of period ..........................   $     13.33   $     10.48   $     11.25   $       8.91

Income from investment operations:
     Net investment income (A) .......          0.18          0.21          0.32           0.36
     Net realized and unrealized
       gain (loss) on investments
       and foreign currency
       transactions ..................          0.61          2.94         (0.77)          2.34
                                         -----------   -----------   -----------   -----------

                 Total from investment
                    operations .......          0.79          3.15         (0.45)          2.70


Less distributions:
     Dividends from net
       investment income .............         (0.18)        (0.21)        (0.32)         (0.36)
     Distributions from
        capital gains ................         (0.21)        (0.09)           --          --
                                         -----------   -----------   -----------   -----------


               Total distributions ...         (0.39)        (0.30)        (0.32)         (0.36)
                                         -----------   -----------   -----------   -----------

Net asset value, end of period .......   $     13.73   $     13.33   $     10.48   $      11.25
                                         ===========   ===========   ===========   ===========


               Total return ..........          6.07%        30.18%        (4.06%)        30.66%

Net assets, end of period (000's)  ...   $     9,708   $     5,480   $     2,872   $   2,138

Ratio of operating expenses to
  average net assets (B)  ............          0.50%         0.50%         0.50%          0.50%

Ratio of net investment income to
  average net assets .................          1.51%         1.78%         3.06%          3.48%

Portfolio turnover rate ..............            48%           53%          121%        121%

--------------------------------------


(A) After investment adviser expense reimbursement per share of $0.05 for the year ended December 31, 1997.

(B) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.77% for the year ended December 31, 1997.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                               EQUITY INDEX TRUST
                                                    -----------------------------------------

                                                         YEARS ENDED
                                                         DECEMBER 31,            02/14/1996*
                                                   -------------------------         TO
                                                      1998           1997        12/31/1996
                                                   ----------     ----------     ----------
Net  asset value, beginning
  of period ....................................   $    12.48     $    10.69     $    10.00

Income from investment operations:
     Net investment income (B) .................         0.18           0.32           0.19
     Net realized and unrealized gain
       on investments ..........................         3.36           3.26           1.29
                                                   ----------     ----------     ----------

                 Total from investment
                    operations .................         3.54           3.58           1.48


Less distributions:
     Dividends from net investment income               (0.18)         (0.32)         (0.19)
     Distributions from capital gains ..........        (0.41)         (1.47)         (0.60)
                                                   ----------     ----------     ----------

               Total distributions .............        (0.59)         (1.79)         (0.79)
                                                   ----------     ----------     ----------

Net asset value, end of period .................   $    15.43     $    12.48     $    10.69
                                                   ==========     ==========     ==========


               Total return ....................        28.56%         33.53%         14.86%+

Net assets, end of period (000's) ..............   $   63,292     $   27,075     $    7,818

Ratio of operating expenses to
  average net assets (C) .......................         0.40%          0.40%     0.40% (A)

Ratio of net investment income to
  average net assets ...........................         1.70%          3.64%     4.74% (A)

Portfolio turnover rate ........................            3%             7%       27% (A)



----------------------------------------


*   Commencement of operations

(A) Annualized

(B) After investment adviser expense reimbursement per share of $0.02 and $0.01 for the years ended December 31, 1998 and 1997, respectively.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.55% and 0.57% for the years ended December 31, 1998 and 1997, respectively.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                              BLUE CHIP GROWTH TRUST
                                                   -------------------------------------------------------------------------------

                                                                              YEARS ENDED DECEMBER 31,

                                                   -------------------------------------------------------------------------------
                                                        1998                  1997                 1996                 1995
                                                   -------------         -------------        -------------        -------------
Net  asset value, beginning
  of period                                        $       15.00         $       14.31        $       11.40        $        9.05

Income from investment operations:
     Net investment income (B)                              0.05                  0.09                 0.03                 0.03
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                         4.19                  3.13                 2.92                 2.36
                                                   -------------         -------------        -------------        -------------

                 Total from investment
                    operations                              4.24                  3.22                 2.95                 2.39


Less distributions:
     Dividends from net investment income                  (0.08)                (0.03)               (0.04)               (0.04)
     Distributions from capital gains                      (0.24)                (2.50)                --                   --
                                                   -------------         -------------        -------------        -------------


               Total distributions                         (0.32)                (2.53)               (0.04)               (0.04)
                                                   -------------         -------------        -------------        -------------

Net asset value, end of period                     $       18.92         $       15.00        $       14.31        $       11.40
                                                   -------------         -------------        -------------        -------------


               Total return                                28.49%                26.94%               25.90%               26.53%

Net assets, end of period (000's)                  $   1,141,162         $     708,807        $     422,571        $     277,674

Ratio of operating expenses to
  average net assets (C)                                    0.97%                0.975%               0.975%               0.975%

Ratio of net investment income to
  average net asset                                         0.37%                 0.74%                0.26%                0.42%

Portfolio turnover rate                                       42%                   37%                 159%                  57%


                                                                        BLUE CHIP GROWTH TRUST
                                                   ---------------------------------------------------------


                                                          YEARS ENDED DECEMBER 31,             12/11/1992*
                                                   -----------------------------------              TO
                                                         1994                 1993              12/31/1992
                                                    -------------        -------------        --------------
Net  asset value, beginning
  of period                                         $        9.55        $        9.93        $       10.00

Income from investment operations:
     Net investment income (B)                               0.04                 0.05                 --
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                         (0.50)               (0.42)               (0.07)
                                                    -------------        -------------        --------------

                 Total from investment
                    operations                              (0.46)               (0.37)               (0.07)


Less distributions:
     Dividends from net investment income                   (0.04)               (0.01)                --
     Distributions from capital gains                        --                   --                   --
                                                    -------------        -------------        --------------


               Total distributions                          (0.04)               (0.01)                --
                                                    -------------        -------------        --------------

Net asset value, end of period                      $        9.05        $        9.55        $        9.93
                                                    -------------        -------------        --------------


               Total return                                 (4.80%)              (3.80%)           (0.70%)+

Net assets, end of period (000's)                   $     151,727        $     104,966        $      31,118

Ratio of operating expenses to
  average net assets (C)                                    0.975%               0.975%           1.06% (A)

Ratio of net investment income to
  average net asset                                          0.65%                0.75%           1.04% (A)

Portfolio turnover rate                                        33%                  12%              0% (A)


-----------------------------------------


*    Commencement of operations

+    Non-annualized

(A)  Annualized

(B) After investment adviser and subadviser expense reimbursement per share of $0.006, $0.004, $0.006 and $0.01 for the years ended December 31, 1996,
     1995, 1994 and 1993, respectively.

(C) The ratio of operating expenses, before reimbursement from the investment adviser and subadviser, was 1.02%, 1.03%, 1.06% and 1.09% for the years ended December 31, 1996,1995, 1994 and 1993, respectively.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                                          REAL ESTATE SECURITIES TRUST

                                                                             YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                             1998                1997                1996               1995
                                                         -----------         -----------         -----------        -----------
Net  asset value, beginning
  of period                                              $     20.07         $     16.95         $     15.10        $     13.34

Income from investment operations:
     Net investment income (A)                                  0.78                0.80                0.74               0.67
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                            (3.72)               2.32                4.31               1.35
                                                         -----------         -----------         -----------        -----------

                 Total from investment
                    operations                                 (2.94)               3.12                5.05               2.02


Less distributions:
     Dividends from net investment income                      (0.53)               --                 (1.39)             (0.26)
     Distributions from capital gain                           (1.84)               --                 (1.81)              --
                                                         -----------         -----------         -----------        -----------


               Total distributions                             (2.37)               --                 (3.20)             (0.26)
                                                         -----------         -----------         -----------        -----------

Net asset value, end of period                           $     14.76         $     20.07         $     16.95        $     15.10
                                                         -----------         -----------         -----------        -----------


               Total return                                   (16.44%)             18.41%              34.69%             15.14%

Net assets, end of period (000's)                        $   161,832         $   161,759         $    76,220        $    52,440

Ratio of operating expenses to
  average net assets (B)                                        0.76%               0.50%               0.50%              0.50%

Ratio of net investment income to
  average net assets                                            5.57%               5.42%               5.22%              5.06%

Portfolio turnover rate                                          122%                148%                231%               136%

                                                                          REAL ESTATE SECURITIES TRUST

                                                                            YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                         1994               1993               1992              1991
                                                     -----------        -----------        -----------       -----------
Net  asset value, beginning
  of period                                          $     14.07        $     12.75        $     10.92       $      8.16

Income from investment operations:
     Net investment income (A)                              0.55               0.47               0.45              0.53
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                        (0.93)              2.38               1.83              2.76
                                                     -----------        -----------        -----------       -----------

                 Total from investment
                    operations                             (0.38)              2.85               2.28              3.29


Less distributions:
     Dividends from net investment income                  (0.27)             (0.47)             (0.45)            (0.53)
     Distributions from capital gain                       (0.08)             (1.06)              --                --
                                                     -----------        -----------        -----------       -----------


               Total distributions                         (0.35)             (1.53)             (0.45)            (0.53)
                                                     -----------        -----------        -----------       -----------

Net asset value, end of period                       $     13.34        $     14.07        $     12.75       $     10.92
                                                     -----------        -----------        -----------       -----------


               Total return                                (2.76%)            22.61%             21.29%            41.10%

Net assets, end of period (000's)                    $    42,571        $    24,106        $     7,273       $     4,120

Ratio of operating expenses to
  average net assets (B)                                    0.50%              0.50%              0.50%             0.50%

Ratio of net investment income to
  average net assets                                        4.26%              3.93%              4.13%             5.40%

Portfolio turnover rate                                       36%               143%                71%               40%


                                                        REAL ESTATE SECURITIES TRUST
                                                           YEARS ENDED DECEMBER 31,
                                                      ------------------------------
                                                          1990              1989
                                                      -----------       ------------
Net  asset value, beginning
  of period                                           $      9.24       $       9.12

Income from investment operations:
     Net investment income (A)                               0.67               0.68
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                         (1.09)              0.15
                                                      -----------       ------------

                 Total from investment
                    operations                              (0.42)              0.83


Less distributions:
     Dividends from net investment income                   (0.66)             (0.71)
     Distributions from capital gain                         --              --
                                                      -----------       ------------


               Total distributions                          (0.66)             (0.71)
                                                      -----------       ------------

Net asset value, end of period                        $      8.16       $       9.24
                                                      -----------       ------------


               Total return                                 (4.53%)             9.23%

Net assets, end of period (000's)                     $     2,774       $   2,874

Ratio of operating expenses to
  average net assets (B)                                     0.50%              0.50%

Ratio of net investment income to
  average net assets                                         7.74%              7.29%

Portfolio turnover rate                                        24%             15%


---------------------------------------


(A) After investment adviser and subadviser expense reimbursement per share of $0.04 for the year ended December 31, 1997.

(B) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.77% for the year ended December 31, 1997.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                              VALUE TRUST
                                                   --------------------------------
                                                   YEAR ENDED           01/01/1997*
                                                   DECEMBER 31,             TO
                                                      1998               12/31/97
                                                   -----------         ------------
Net  asset value, beginning
  of period                                        $     14.81         $     12.50

Income from investment operations:
     Net investment income                                0.18                0.10
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                      (0.45)               2.67
                                                   -----------         ------------

                 Total from investment
                    operations                           (0.27)               2.77


Less distributions:
     Dividends from net investment income                (0.18)              (0.10)
     Distributions from capital gains                    (0.30)              (0.36)
                                                   -----------         ------------


               Total distributions                       (0.48)              (0.46)
                                                   -----------         ------------

Net asset value, end of period                     $     14.06         $     14.81
                                                   ===========         ============


               Total return                              (1.72%)             22.14%

Net assets, end of period (000's)                  $   255,554         $   144,672

Ratio of operating expenses to
  average net assets                                      0.85%               0.96%

Ratio of net investment income to
  average net assets                                      1.50%               1.50%

Portfolio turnover rate                                     45%                 43%


----------------------------------------------


*     Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                                    INTERNATIONAL GROWTH AND INCOME TRUST
                                                   -----------------------------------------------------------------------
                                                                    YEARS ENDED DECEMBER 31,                   01/09/1995*
                                                   --------------------------------------------------              TO
                                                       1998                1997                1996            12/31/1995
                                                   -----------         -----------         -----------         -----------
Net  asset value, beginning
  of period                                        $     11.01         $     11.77         $     10.47         $     10.00

Income from investment operations:
     Net investment income                                0.06                0.23                0.17                0.11
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                       0.88               (0.26)               1.15                0.59
                                                   -----------         -----------         -----------         -----------

                 Total from investment
                    operations                            0.94               (0.03)               1.32                0.70


Less distributions:
     Dividends from net investment income                (0.26)              (0.22)              (0.02)              (0.12)
     Distributions from capital gains                    (0.36)              (0.51)               --                 (0.11)
                                                   -----------         -----------         -----------         -----------


               Total distributions                       (0.62)              (0.73)              (0.02)              (0.23)
                                                   -----------         -----------         -----------         -----------

Net asset value, end of period                     $     11.33         $     11.01         $     11.77         $     10.47
                                                   ===========         ===========         ===========         ===========


               Total return                               8.04%              (0.08%)             12.61%             6.98%+

Net assets, end of period (000's)                  $   218,551         $   203,776         $   189,010         $    88,638

Ratio of operating expenses to
  average net assets                                      1.16%               1.12%               1.11%               1.47%(A)

Ratio of net investment income to
  average net assets                                      0.61%               2.08%               1.82%               0.71%(A)

Portfolio turnover rate                                    150%                166%                148%                112%(A)



----------------------------------------------


*   Commencement of operations

+   Non-annualized

(A) Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                                         GROWTH AND INCOME TRUST
                                                  ---------------------------------------------------------------------
                                                                        YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                       1998              1997              1996              1995
                                                  -------------     -------------     -------------     -------------
Net  asset value, beginning
  of period                                       $       23.89     $       19.38     $       16.37     $       13.04

Income from investment operations:
     Net investment income                                 0.19              0.22              0.22              0.27
     Net realized and unrealized gain
       on investments and foreign currency
       transactions                                        5.98              5.73              3.41              3.45
                                                  -------------     -------------     -------------     -------------

                 Total from investment
                    operations                             6.17              5.95              3.63              3.72


Less distributions:
     Dividends from net investment income                 (0.22)            (0.24)            (0.26)            (0.26)
     Distributions from capital gains                     (1.41)            (1.20)            (0.36)            (0.13)
                                                  -------------     -------------     -------------     -------------


               Total distributions                        (1.63)            (1.44)            (0.62)            (0.39)
                                                  -------------     -------------     -------------     -------------

Net asset value, end of period                    $       28.43     $       23.89     $       19.38     $       16.37
                                                  =============     =============     =============     =============


               Total return                               26.52%            32.83%            22.84%            29.20%

Net assets, end of period (000's)                 $   2,290,118     $   1,605,387     $   1,033,738     $     669,387

Ratio of operating expenses to
  average net assets                                       0.79%             0.79%             0.80%             0.80%

Ratio of net investment income to
  average net assets                                       0.85%             1.14%             1.56%             2.23%

Portfolio turnover rate                                      16%               34%               49%               39%


                                                             GROWTH AND INCOME TRUST
                                                 ---------------------------------------------
                                                    YEARS ENDED DECEMBER 31,      04/23/1991*
                                                 -----------------------------         TO
                                                       1993            1992        12/31/1991
                                                  -------------   -------------   -------------
Net  asset value, beginning
  of period                                       $       12.10   $       11.08   $       10.00

Income from investment operations:
     Net investment income                                 0.17            0.20            0.13
     Net realized and unrealized gain
       on investments and foreign currency
       transactions                                        0.98            0.92            0.95
                                                  -------------   -------------   -------------

                 Total from investment
                    operations                             1.15            1.12            1.08


Less distributions:
     Dividends from net investment income(0.22)           (0.10)                           --
     Distributions from capital gains                     (0.02)           --              --
                                                  -------------   -------------   -------------


               Total distributions                        (0.20)          (0.10)           --
                                                  -------------   -------------   -------------

Net asset value, end of period                    $       13.05   $       12.10   $       11.08
                                                  =============   =============   =============


               Total return                                9.62%          10.23%        10.80%+

Net assets, end of period (000's)                 $     288,765   $     130,984   $      57,404

Ratio of operating expenses to
  average net assets                                       0.85%           0.85%      0.98% (A)

Ratio of net investment income to
  average net assets                                       2.29%           2.78%      2.92% (A)

Portfolio turnover rate                                      39%             44%        62% (A)


-----------------------------------


*   Commencement of operations

+   Non-annualized

(A) Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                                             EQUITY-INCOME TRUST
                                               ---------------------------------------------------------------------------------
                                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------------
                                                    1998              1997            1996            1995           1994##
                                               -------------     -------------   -------------   -------------   -------------
Net  asset value, beginning
  of period                                    $       17.24     $       15.41   $       13.81   $       11.33   $       11.31

Income from investment operations:
     Net investment income                              0.34              0.34            0.21            0.17            0.12
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                     1.26              3.68            2.39            2.49           (0.03)
                                               -------------     -------------   -------------   -------------   -------------

                 Total from investment
                    operations                          1.60              4.02            2.60            2.66            0.09


Less distributions:
     Dividends from net investment income              (0.33)            (0.21)          (0.16)          (0.08)          (0.05)
     Distributions from capital gains                  (0.73)            (1.98)          (0.84)          (0.10)          (0.02)
                                               -------------     -------------   -------------   -------------   -------------


               Total distributions                     (1.06)            (2.19)          (1.00)          (0.18)          (0.07)
                                               -------------     -------------   -------------   -------------   -------------

Net asset value, end of period                 $       17.78     $       17.24   $       15.41   $       13.81   $       11.33
                                               =============     =============   =============   =============   =============


               Total return                             9.21%            29.71%          19.85%          23.69%           0.79%

Net assets, end of period (000's)              $   1,088,342     $     941,705   $     599,486   $     396,827   $     221,835

Ratio of operating expenses to
  average net assets                                    0.85%             0.85%           0.85%           0.85%           0.87%

Ratio of net investment income to
  average net assets                                    2.13%             2.47%           1.78%           1.63%           1.08%

Portfolio turnover rate                                   21%               25%            158%             52%             26%


                                            EQUITY-INCOME TRUST
                                            -------------------
                                                02/19/1993*
                                                    TO
                                               12/31/1993
                                            -------------------
Net  asset value, beginning
  of period                                    $       10.00

Income from investment operations:
     Net investment income                              0.07
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                     1.24
                                               -------------

                 Total from investment
                    operations                          1.31


Less distributions:
     Dividends from net investment income               --
     Distributions from capital gains                   --
                                               -------------


               Total distributions                      --
                                               -------------

Net asset value, end of period                 $       11.31
                                               =============


               Total return                          13.10%+

Net assets, end of period (000's)              $      86,472

Ratio of operating expenses to
  average net assets                               0.94% (A)

Ratio of net investment income to
  average net assets                               1.30% (A)

Portfolio turnover rate                              33% (A)

----------------------------------------


*    Commencement of operations

## Net investment income per share was calculated using the average shares method for fiscal year 1994.

+    Non-annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                      BALANCED TRUST
                                               --------------------------

                                               YEAR ENDED    01/01/1997*
                                               DECEMBER 31,       TO
                                                 1998          12/31/97
                                             -----------     -----------
Net  asset value, beginning
  of period                                  $     19.33     $     16.41

Income from investment operations:
     Net investment income                          0.41            0.51
     Net realized and unrealized gain
       on investments and foreign currency
       transactions                                 2.23            2.41
                                             -----------     -----------

                 Total from investment
                    operations                      2.64            2.92


Less distributions:
     Dividends from net investment income          (0.48)           --
     Distributions from capital gains              (2.09)           --
                                             -----------     -----------


               Total distributions                 (2.57)           --
                                             -----------     -----------

Net asset value, end of period               $     19.40     $     19.33
                                             ===========     ===========


               Total return                        14.25%          17.79%

Net assets, end of period (000's)            $   254,454     $   177,045

Ratio of operating expenses to
  average net assets                                0.87%           0.88%

Ratio of net investment income to
  average net assets                                2.71%           2.97%

Portfolio turnover rate                              199%            219%


--------------------------------------------


*     Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                                    AGGRESSIVE ASSET ALLOCATION TRUST
                                               --------------------------------------------------------------------------------
                                                                         YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------------------------
                                                   1998            1997            1996            1995            1994
                                               -----------     -----------     -----------     -----------     -----------
Net  asset value, beginning
  of period                                    $     14.36     $     13.45     $     12.85     $     11.17     $     12.03

Income from investment operations:
     Net investment income                            0.24            0.29            0.36            0.35            0.31
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                   2.43            2.01            1.21            2.07           (0.41)
                                               -----------     -----------     -----------     -----------     -----------

                 Total from investment
                    operations                        2.67            2.30            1.57            2.42           (0.10)


Less distributions:
     Dividends from net investment income            (0.29)          (0.38)          (0.33)          (0.33)          (0.31)
     Distributions from capital gains                (1.48)          (1.01)          (0.64)          (0.41)          (0.45)
                                               -----------     -----------     -----------     -----------     -----------

               Total distributions                   (1.77)          (1.39)          (0.97)          (0.74)          (0.76)
                                               -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                 $     15.26     $     14.36     $     13.45     $     12.85     $     11.17
                                               ===========     ===========     ===========     ===========     ===========


               Total return                          19.12%          19.09%          13.00%          22.77%          (0.69%)

Net assets, end of period (000's)              $   262,882     $   243,533     $   226,699     $   211,757     $   184,662

Ratio of operating expenses to
  average net assets                                  0.88%           0.90%           0.90%           0.91%           0.89%

Ratio of net investment income to
  average net assets                                  1.58%           1.99%           2.73%           2.76%           2.90%

Portfolio turnover rate                                 64%             91%             75%            111%            136%

                                                                 AGGRESSIVE ASSET ALLOCATION TRUST
                                               ---------------------------------------------------------------------------
                                                                   YEARS ENDED DECEMBER 31,                   08/03/1989*
                                               -----------------------------------------------------------        TO
                                                   1993            1992            1991            1990         12/31/89
                                               -----------     -----------     -----------     -----------    ------------
Net  asset value, beginning
  of period                                    $     11.25     $     10.72     $      9.08     $      9.88    $     10.00

Income from investment operations:
     Net investment income                            0.34            0.30            0.36            0.36           0.08
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                   0.79            0.55            1.69           (1.07)        (0.20)
                                               -----------     -----------     -----------     -----------    ----------

                 Total from investment
                    operations                        1.13            0.85            2.05           (0.71)        (0.12)


Less distributions:
     Dividends from net investment income            (0.30)          (0.32)          (0.41)          (0.07)         --
     Distributions from capital gains                (0.05)           --              --             (0.02)         --


               Total distributions                   (0.35)          (0.32)          (0.41)          (0.09)         --
                                               -----------     -----------     -----------     -----------    ----------

Net asset value, end of period                 $     12.03     $     11.25     $     10.72     $      9.08    $     9.88
                                               ===========     ===========     ===========     ===========    ==========


               Total return                          10.30%           8.24%          22.96%          (7.27%)    (1.20%)+

Net assets, end of period (000's)              $   174,448     $   151,627     $   124,632     $    91,581    $   87,301

Ratio of operating expenses to
  average net assets                                  0.86%           0.89%           0.88%           0.78%    0.89% (A)

Ratio of net investment income to
  average net assets                                  2.96%           3.08%           3.63%           4.08%    3.32% (A)

Portfolio turnover rate                                 92%            123%            172%             82%    22% (A)

------------------------------------


*     Commencement of operations
+     Non-annualized
(A)   Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                                    MODERATE ASSET ALLOCATION TRUST
                                               -------------------------------------------------------------------------------
                                                                           YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------------------
                                                   1998            1997            1996            1995            1994
                                               -----------     -----------     -----------     -----------     -----------
Net  asset value, beginning
  of period                                    $     12.95     $     12.49     $     12.39     $     10.79     $     11.76

Income from investment operations:
     Net investment income                            0.40            0.48            0.54            0.50            0.45
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                   1.51            1.29            0.60            1.65           (0.65)
                                               -----------     -----------     -----------     -----------     -----------

                 Total from investment
                    operations                        1.91            1.77            1.14            2.15           (0.20)


Less distributions:
     Dividends from net investment income            (0.46)          (0.57)          (0.52)          (0.45)          (0.40)
     Distributions from capital gains                (1.04)          (0.74)          (0.52)          (0.10)          (0.37)
                                               -----------     -----------     -----------     -----------     -----------


               Total distributions                   (1.50)          (1.31)          (1.04)          (0.55)          (0.77)
                                               -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                 $     13.36     $     12.95     $     12.49     $     12.39     $     10.79
                                               ===========     ===========     ===========     ===========     ===========


               Total return                          15.27%          15.87%           9.96%          20.68%          (1.61%)

Net assets, end of period (000's)              $   618,011     $   609,142     $   624,821     $   650,136     $   604,491

Ratio of operating expenses to
  average net assets                                  0.84%           0.85%           0.84%           0.84%           0.85%

Ratio of net investment income to
  average net assets                                  2.89%           3.37%           4.17%           4.09%           4.01%

Portfolio turnover rate                                 85%             78%             78%            129%            180%

                                                                    MODERATE ASSET ALLOCATION TRUST
                                               -----------------------------------------------------------------------------
                                                                                                                08/03/1989*
                                               ----------------------------------------------------------           TO
                                                   1993            1992            1991            1990          12/31/89
                                               -----------     -----------     -----------     -----------     --------------
Net  asset value, beginning
  of period                                    $     11.14     $     10.72     $      9.29     $     10.03     $        10.00

Income from investment operations:
     Net investment income                            0.41            0.41            0.42            0.48               0.11
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                   0.67            0.43            1.50           (1.10)             (0.08)
                                               -----------     -----------     -----------     -----------     --------------

                 Total from investment
                    operations                        1.08            0.84            1.92           (0.62)              0.03


Less distributions:
     Dividends from net investment income            (0.39)          (0.42)          (0.49)          (0.10)             --
     Distributions from capital gains                (0.07)             --              --           (0.02)             --
                                               -----------     -----------     -----------     -----------     --------------


               Total distributions                   (0.46)          (0.42)          (0.49)          (0.12)             --
                                               -----------     -----------     -----------     -----------     --------------

Net asset value, end of period                 $     11.76     $     11.14     $     10.72     $      9.29     $        10.03
                                               ===========     ===========     ===========     ===========     ==============


               Total return                          10.06%           8.30%          21.23%          (6.23%)    0.30%+

Net assets, end of period (000's)              $   644,257     $   505,967     $   420,074     $   327,328     $   318,439

Ratio of operating expenses to
  average net assets                                  0.84%           0.87%           0.86%           0.73%    0.79% (A)

Ratio of net investment income to
  average net assets                                  4.02%           4.21%           4.38%           5.10%    4.51% (A)

Portfolio turnover rate                                135%            169%            168%             76%    41% (A)

-----------------------------------


*     Commencement of operations
+     Non-annualized
(A)   Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                                   CONSERVATIVE ASSET ALLOCATION TRUST
                                               -------------------------------------------------------------------------------
                                                                         YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------------------
                                                   1998            1997            1996            1995            1994
                                               -----------     -----------     -----------     -----------     -----------
Net  asset value, beginning
  of period                                    $     11.78     $     11.64     $     11.59     $     10.34     $     11.26

Income from investment operations:
     Net investment income                            0.51            0.54            0.57            0.54            0.55
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                   0.69            0.67            0.20            1.26           (0.76)
                                               -----------     -----------     -----------     -----------     -----------

                 Total from investment
                    operations                        1.20            1.21            0.77            1.80           (0.21)


Less distributions:
     Dividends from net investment income            (0.55)          (0.59)          (0.56)          (0.55)          (0.46)
     Distributions from capital gains                (0.60)          (0.48)          (0.16)             --           (0.25)
                                               -----------     -----------     -----------     -----------     -----------


               Total distributions                   (1.15)          (1.07)          (0.72)          (0.55)          (0.71)
                                               -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                 $     11.83     $     11.78     $     11.64     $     11.59     $     10.34
                                               ===========     ===========     ===========     ===========     ===========


               Total return                          10.68%          11.44%           7.03%          18.07%          (1.84%)

Net assets, end of period (000's)              $   196,800     $   204,348     $   208,466     $   224,390     $   216,716

Ratio of operating expenses to
  average net assets                                  0.89%           0.89%           0.87%           0.87%           0.87%

Ratio of net investment income to
  average net assets                                  4.03%           4.39%           4.59%           4.68%           4.86%

Portfolio turnover rate                                125%             86%             73%            110%            220%

                                                                      CONSERVATIVE ASSET ALLOCATION TRUST
                                               -------------------------------------------------------------------------------
                                                                                                                 08/03/1989*
                                               ------------------------------------------------------------          TO
                                                    1993            1992            1991            1990          12/31/1989
                                                -----------     -----------     -----------     -----------     --------------
Net  asset value, beginning
  of period                                     $     10.78     $     10.63     $      9.56     $     10.11     $        10.00

Income from investment operations:
     Net investment income                             0.50            0.47            0.58            0.62               0.15
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                    0.44            0.26            1.15           (1.01)             (0.04)
                                                -----------     -----------     -----------     -----------     --------------

                 Total from investment
                    operations                         0.94            0.73            1.73           (0.39)              0.11


Less distributions:
     Dividends from net investment income             (0.46)          (0.58)          (0.66)          (0.13)             --
     Distributions from capital gains                    --              --              --           (0.03)             --
                                                -----------     -----------     -----------     -----------     --------------


               Total distributions                    (0.46)          (0.58)          (0.66)          (0.16)             --
                                                -----------     -----------     -----------     -----------     --------------

Net asset value, end of period                  $     11.26     $     10.78     $     10.63     $      9.56     $        10.11
                                                ===========     ===========     ===========     ===========     ==============


               Total return                            8.99%           7.36%          18.80%          (3.84%)   1.10%+

Net assets, end of period (000's)               $   250,117     $   201,787     $   165,167     $   149,901     $   141,191

Ratio of operating expenses to
  average net assets                                   0.86%           0.89%           0.88%           0.76%    0.82% (A)

Ratio of net investment income to
  average net assets                                   4.78%           4.99%           5.65%           6.68%    6.00% (A)

Portfolio turnover rate                                 170%            252%            211%             78%    85% (A)


*     Commencement of operations
+     Non-annualized
(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                     HIGH YIELD TRUST
                                               --------------------------
                                                 YEAR ENDED    01/01/1997*
                                                 DECEMBER 31,      TO
                                                    1998        12/31/97
                                               -----------     -----------
Net  asset value, beginning
  of period                                    $     13.56     $     12.50

Income from investment operations:
     Net investment income                            0.91            0.46
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                  (0.53)           1.13
                                               -----------     -----------

                 Total from investment
                    operations                        0.38            1.59


Less distributions:
     Dividends from net investment income            (0.89)          (0.46)
     Distributions from capital gains                (0.13)          (0.07)
                                               -----------     -----------


               Total distributions                   (1.02)          (0.53)
                                               -----------     -----------

Net asset value, end of period                 $     12.92     $     13.56
                                               ===========     ===========


               Total return                           2.78%          12.68%

Net assets, end of period (000's)              $   192,354     $    92,748

Ratio of operating expenses to
  average net assets                                  0.84%           0.89%

Ratio of net investment income to
  average net assets                                  8.34%           7.40%

Portfolio turnover rate                                 94%             75%


----------------------------------------------


*     Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                             STRATEGIC BOND TRUST
                                               ----------------------------------------------------------------

                                                                            YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------
                                                  1998            1997            1996            1995
                                               -----------     -----------     -----------     -----------

Net  asset value, beginning
  of period                                    $     12.38     $     11.94     $     11.26     $      9.91

Income from investment operations:
     Net investment income                            0.76            0.67            0.62            0.78
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                  (0.59)           0.57            0.92            1.04
                                               -----------     -----------     -----------     -----------

                 Total from investment
                    operations                        0.17            1.24            1.54            1.82


Less distributions:
     Dividends from net investment income            (0.71)          (0.71)          (0.86)          (0.47)
     Distributions from capital gains .              (0.12)          (0.09)             --              --
                                               -----------     -----------     -----------     -----------


               Total distributions                   (0.83)          (0.80)          (0.86)          (0.47)
                                               -----------     -----------     -----------     -----------

Net asset value, end of period                 $     11.72     $     12.38     $     11.94     $     11.26
                                               ===========     ===========     ===========     ===========


               Total return                           1.31%          10.98%          14.70%          19.22%

Net assets, end of period (000's)              $   443,414     $   365,590     $   221,277     $   122,704

Ratio of operating expenses to
  average net assets                                  0.85%           0.87%           0.86%           0.92%

Ratio of net investment income to
  average net assets                                  7.59%           7.54%           8.20%           8.76%

Portfolio turnover rate                                209%            131%            165%            181%

                                               STRATEGIC BOND TRUST
                                             -------------------------
                                             Year Ended
                                             December 31,   2/19/1993*
                                             ------------       TO
                                                1994         12/31/93
                                             ------------   -----------

Net  asset value, beginning
  of period                                  $     10.88    $     10.00

Income from investment operations:
     Net investment income                          0.57           0.33
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                (1.22)          0.55
                                             -----------    -----------

                 Total from investment
                    operations                     (0.65)          0.88


Less distributions:
     Dividends from net investment income          (0.28)            --
     Distributions from capital gains .            (0.04)            --
                                             -----------    -----------


               Total distributions                 (0.32)            --
                                             -----------    -----------

Net asset value, end of period               $      9.91    $     10.88
                                             ===========    ===========


               Total return                        (5.99%)       8.8% +

Net assets, end of period (000's)            $    84,433    $    53,640

Ratio of operating expenses to
  average net assets                                0.91%     1.00% (A)

Ratio of net investment income to
  average net assets                                7.49%     6.56% (A)

Portfolio turnover rate                              197%      356% (A)

----------------------------------------------


*     Commencement of operations

+     Non-annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                                      GLOBAL GOVERNMENT BOND TRUST
                                         --------------------------------------------------------------------------------
                                                                        YEARS ENDED DECEMBER 31,
                                         --------------------------------------------------------------------------------
                                             1998            1997            1996            1995            1994
                                         -----------     -----------     -----------     -----------     -----------
Net  asset value, beginning
  of period                              $     14.07     $     14.97     $     14.56     $     12.47     $     13.93

Income from investment operations:
     Net investment income                      0.81            0.93            0.93            1.16            0.74
     Net realized and unrealized
       gain (loss) on investments
       and foreign currency
       transactions                             0.20           (0.57)           0.79            1.62           (1.54)
                                         -----------     -----------     -----------     -----------     -----------

                 Total from investment
                    operations                  1.01            0.36            1.72            2.78           (0.80)


Less distributions:
     Dividends from net
       investment income                       (0.95)          (1.23)          (1.31)          (0.69)          (0.30)
     Distributions from capital gains          (0.40)          (0.03)             --              --           (0.36)


               Total distributions             (1.35)          (1.26)          (1.31)          (0.69)          (0.66)
                                         -----------     -----------     -----------     -----------     -----------

Net asset value, end of period           $     13.73     $     14.07     $     14.97     $     14.56     $     12.47
                                         ===========     ===========     ===========     ===========     ===========


               Total return                     7.61%           2.95%          13.01%          23.18%          (5.75%)

Net assets, end of period (000's)        $   196,990     $   216,117     $   249,793     $   235,243     $   208,513

Ratio of operating expenses to
  average net assets                            0.94%           0.93%           0.90%           0.93%           0.96%

Ratio of net investment income to
  average net assets                            5.46%           5.87%           6.38%           6.83%           6.10%

Portfolio turnover rate                          140%            160%            167%            171%            157%

                                                              GLOBAL GOVERNMENT BOND TRUST
                                        --------------------------------------------------------------------------
                                                                 YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------
                                             1993            1992           1991           1990         1989
                                         -----------     -----------    -----------    -----------    ------------
Net  asset value, beginning
  of period                              $     12.47     $     12.88    $     11.59    $     10.50    $   10.21

Income from investment operations:
     Net investment income                      0.59            0.42           0.55           0.25         0.45
     Net realized and unrealized
       gain (loss) on investments
       and foreign currency
       transactions                             1.67           (0.16)          1.21           1.13           --
                                         -----------     -----------    -----------    -----------    ---------

                 Total from investment
                    operations                  2.26            0.26           1.76           1.38         0.45


Less distributions:
     Dividends from net
       investment income                       (0.70)          (0.43)         (0.46)         (0.24)       (0.09)
     Distributions from capital gains          (0.10)          (0.24)         (0.01)         (0.05)       (0.07)


               Total distributions             (0.80)          (0.67)         (0.47)         (0.29)       (0.16)
                                         -----------     -----------    -----------    -----------    ---------

Net asset value, end of period           $     13.93     $     12.47    $     12.88    $     11.59    $   10.50
                                         ===========     ===========    ===========    ===========    =========


               Total return                    18.99%           2.27%         15.86%         13.49%        4.49%

Net assets, end of period (000's)        $   196,817     $    67,859    $    28,251    $    11,582    $   4,065

Ratio of operating expenses to
  average net assets                            1.06%           1.05%          1.14%          1.21%        1.50%

Ratio of net investment income to
  average net assets                            5.61%           6.71%         17.28%          6.62%        7.15%

Portfolio turnover rate                          154%            132%           164%           142%          50%

----------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)




                                                                                      CAPITAL GROWTH BOND TRUST
                                       ----------------------------------------------------------------------------------------
                                                                                      YEARS ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------------
                                          1998           1997          1996           1995           1994           1993
                                       ----------     ----------    ----------     ----------     ----------     ----------
Net  asset value, beginning
  of period                            $    11.85     $    10.90    $    11.30     $    10.10     $    11.33     $    11.12

Income from investment operations:
     Net investment income (A)               0.61           0.67          0.68           0.72           0.72           0.65
     Net realized and unrealized
       gain (loss) on investments
       and foreign currency
       transactions                          0.29           0.28         (0.40)          1.32          (1.22)          0.51
                                       ----------     ----------    ----------     ----------     ----------     ----------

             Total from investment
                 operations                  0.90           0.95          0.28           2.04          (0.50)          1.16


Less distributions:
     Dividends from net
       investment income                    (0.66)            --         (0.68)         (0.72)         (0.72)         (0.65)
     Distributions from capital gains          --             --            --          (0.12)         (0.01)         (0.30)
                                       ----------     ----------    ----------     ----------     ----------     ----------


               Total distributions          (0.66)            --         (0.68)         (0.84)         (0.73)         (0.95)
                                       ----------     ----------    ----------     ----------     ----------     ----------

Net asset value, end of period         $    12.09     $    11.85    $    10.90     $    11.30     $    10.10     $    11.33
                                       ==========     ==========    ==========     ==========     ==========     ==========


               Total return                  7.95%          8.72%         2.48%         20.24%         (4.49%)        10.56%

Net assets, end of period (000's)      $   65,112     $   53,990    $   45,393     $   42,694     $   33,618     $   41,183

Ratio of operating expenses to
  average net assets (B)                     0.72%          0.50%         0.50%          0.50%          0.50%          0.50%

Ratio of net investment income to
  average net assets                         5.76%          6.30%         6.15%          6.36%          6.29%          5.69%

Portfolio turnover rate                        17%            73%           58%            85%            79%            95%

                                                         CAPITAL GROWTH BOND TRUST
                                       -----------------------------------------------------------
                                                          YEARS ENDED DECEMBER 31,
                                       -----------------------------------------------------------
                                           1992           1991           1990           1989
                                        ----------     ----------     ----------     -------------
Net  asset value, beginning
  of period                             $    11.47     $    10.62     $    10.82     $       10.32

Income from investment operations:
     Net investment income (A)                0.77           0.83           0.88              0.90
     Net realized and unrealized
       gain (loss) on investments
       and foreign currency
       transactions                          (0.11)          0.85          (0.21)             0.50
                                        ----------     ----------     ----------     -------------

             Total from investment
                 operations                   0.66           1.68           0.67              1.40


Less distributions:
     Dividends from net
       investment income                     (0.78)         (0.83)         (0.87)            (0.90)
     Distributions from capital gains        (0.23)            --             --                --
                                        ----------     ----------     ----------     -------------


               Total distributions           (1.01)         (0.83)         (0.87)            (0.90)
                                        ----------     ----------     ----------     -------------

Net asset value, end of period          $    11.12     $    11.47     $    10.62     $       10.82
                                        ==========     ==========     ==========     =============


               Total return                   5.89%         16.38%          6.58%            13.88%

Net assets, end of period (000's)       $   30,695     $   29,326     $   24,808     $      22,768

Ratio of operating expenses to
  average net assets (B)                      0.50%          0.50%          0.50%             0.50%

Ratio of net investment income to
  average net assets                          6.76%          7.54%          8.25%             8.34%

Portfolio turnover rate                        153%            20%            41%               69%

----------------------------------


(A) After investment adviser expense reimbursement per share of $0.02 for the year ended December 31, 1997.

(B) The ratio of operating expenses, before reimbursement from the investment adviser was 0.77% for the year ended December 31, 1997.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                INVESTMENT QUALITY BOND TRUST
                                         --------------------------------------------------------------------------------
                                                                                    YEARS ENDED DECEMBER 31,
                                         --------------------------------------------------------------------------------
                                             1998            1997            1996            1995            1994
                                         -----------     -----------     -----------     -----------     -----------
Net  asset value, beginning
  of period                              $     12.13     $     11.89     $     12.32     $     11.01     $     12.12

Income from investment operations:
     Net investment income                      0.62            0.77            0.77            0.77            0.66
     Net realized and unrealized
       gain (loss) on investments
       and foreign currency
       transactions                             0.40            0.30           (0.50)           1.28           (1.23)
                                         -----------     -----------     -----------     -----------     -----------

                 Total from investment
                    operations                  1.02            1.07            0.27            2.05           (0.57)


Less distributions:
     Dividends from net
       investment income                       (0.69)          (0.83)          (0.70)          (0.74)          (0.54)
                                         -----------     -----------     -----------     -----------     -----------


Net asset value, end of period           $     12.46     $     12.13     $     11.89     $     12.32     $     11.01
                                         ===========     ===========     ===========     ===========     ===========


               Total return                     8.73%           9.75%           2.58%          19.49%          (4.64%)

Net assets, end of period (000's)        $   312,111     $   188,545     $   152,961     $   143,103     $   111,423

Ratio of operating expenses to
  average net assets                            0.72%           0.74%           0.73%           0.74%           0.76%

Ratio of net investment income to
  average net assets                            6.89%           7.15%           6.95%           6.91%           6.49%

Portfolio turnover rate                           41%             47%             68%            137%            140%

                                                                 INVESTMENT QUALITY BOND TRUST
                                         --------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                         --------------------------------------------------------------------------
                                              1993           1992         1991 *           1990          1989
                                          -----------    -----------    -----------    -----------    -------------
Net  asset value, beginning
  of period                               $     11.58    $     11.33    $     10.74    $     12.37    $    11.55

Income from investment operations:
     Net investment income                       0.60           0.63           0.76           1.12          0.75
     Net realized and unrealized
       gain (loss) on investments
       and foreign currency
       transactions                              0.53           0.15           0.85          (1.50)         0.51
                                          -----------    -----------    -----------    -----------    ----------

                 Total from investment
                    operations                   1.13           0.78           1.61          (0.38)         1.26


Less distributions:
     Dividends from net
       investment income                        (0.59)         (0.53)         (1.02)         (1.25)        (0.44)
                                          -----------    -----------    -----------    -----------    ----------


Net asset value, end of period            $     12.12    $     11.58    $     11.33    $     10.74    $    12.37
                                          ===========    ===========    ===========    ===========    ==========


               Total return                     10.01%          7.21%         16.07%         (2.73%)       11.34%

Net assets, end of period (000's)         $    99,474    $    60,185    $    38,896    $    20,472    $   26,965

Ratio of operating expenses to
  average net assets                             0.77%          0.80%          0.85%          0.70%         0.83%

Ratio of net investment income to
  average net assets                             6.03%          6.96%          7.47%          8.41%         8.77%

Portfolio turnover rate                            33%            59%           115%           120%          351%

------------------------------------


* The Investment Quality Bond Trust is the successor to the Bond Trust effective April 23, 1991.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                    U.S. GOVERNMENT SECURITIES TRUST
                                              ------------------------------------------------------------------------------
                                                                         YEARS ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------------
                                                1998##           1997            1996            1995            1994
                                              -----------     -----------     -----------     -----------     -----------
Net  asset value, beginning
  of period                                   $     13.50     $     13.32     $     13.65     $     12.64     $     13.48

Income from investment operations:
     Net investment income (A)                       0.79            0.75            0.83            0.89            0.77
     Net realized and unrealized
       gain (loss) on investments
       and foreign currency
       transactions                                  0.18            0.31           (0.41)           0.99           (0.95)
                                              -----------     -----------     -----------     -----------     -----------

            Total from investment
                    operations                       0.97            1.06            0.42            1.88           (0.18)


Less distributions:
     Dividends from net
       investment income                            (0.65)          (0.88)          (0.75)          (0.87)          (0.51)
     Distributions from capital gains                  --              --              --              --           (0.15)
                                              -----------     -----------     -----------     -----------     -----------


               Total distributions                  (0.65)          (0.88)          (0.75)          (0.87)          (0.66)
                                              -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                $     13.82     $     13.50     $     13.32     $     13.65     $     12.64
                                              ===========     ===========     ===========     ===========     ===========


               Total return                          7.49%           8.47%           3.38%          15.57%          (1.25%)

Net assets, end of period (000's)             $   363,615     $   251,277     $   204,053     $   216,788     $   188,813

Ratio of operating expenses to
  average net assets (B)                             0.72%           0.72%           0.71%           0.71%           0.73%

Ratio of net investment income to
  average net assets                                 5.92%           6.27%           6.36%           6.46%           5.68%

Portfolio turnover rate                               287%            110%            178%            212%            387%

                                                                   U.S. GOVERNMENT SECURITIES TRUST
                                             ---------------------------------------------------------------------------
                                                                         YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------------
                                                 1993            1992            1991           1990            1989*
                                              -----------     -----------     -----------    -----------    ------------
Net  asset value, beginning
  of period                                   $     13.05     $     12.85     $     11.83    $     10.98      $ 9.81

Income from investment operations:
     Net investment income (A)                       0.48            0.10            0.19           1.07        0.20
     Net realized and unrealized
       gain (loss) on investments
       and foreign currency
       transactions                                  0.49            0.65            1.40          (0.13)       1.08
                                              -----------     -----------     -----------    -----------      ------

            Total from investment
                    operations                       0.97            0.75            1.59           0.94        1.28


Less distributions:
     Dividends from net
       investment income                            (0.46)          (0.38)          (0.53)         (0.08)      (0.11)
     Distributions from capital gains               (0.08)          (0.17)          (0.04)         (0.01)         --
                                              -----------     -----------     -----------    -----------      ------


               Total distributions                  (0.54)          (0.55)          (0.57)         (0.09)         --
                                              -----------     -----------     -----------    -----------      ------

Net asset value, end of period                $     13.48     $     13.05     $     12.85    $     11.83      $10.98
                                              ===========     ===========     ===========    ===========      ======


               Total return                          7.64%           6.19%          14.01%          8.63%     13.16%

Net assets, end of period (000's)             $   222,072     $   125,945     $    29,246    $    10,469      $5,905

Ratio of operating expenses to
  average net assets (B)                             0.75%           0.76%           0.87%          1.04%       0.90%

Ratio of net investment income to
  average net assets                                 5.05%           6.12%           7.09%          7.70%       6.66%

Portfolio turnover rate                               213%            141%            233%           284%        330%

-----------------------------------


* The U.S. Government Securities Trust is the successor to the Convertible Securities Trust effective May 1, 1989.

(A) After investment adviser expense reimbursement per share of $0.01 for the year ended December 31, 1989.

(B) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.62% for the year ended December 31, 1989.

## Net investment income per share was calculated using the average shares method for fiscal year 1998.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                MONEY MARKET TRUST
                                     ----------------------------------------------------------------------------------------------
                                                                             YEARS ENDED DECEMBER 31,
                                     ----------------------------------------------------------------------------------------------
                                        1998            1997            1996            1995            1994            1993
                                     -----------     -----------     -----------     -----------     -----------     -----------
Net  asset value, beginning
  of period                          $     10.00     $     10.00     $     10.00     $     10.00     $     10.00     $     10.00

Income from investment operations:
     Net investment income                  0.50            0.50            0.49            0.55            0.38            0.27


Less distributions:
     Dividends from net
       investment income                   (0.50)          (0.50)          (0.49)          (0.55)          (0.38)          (0.27)
                                     -----------     -----------     -----------     -----------     -----------     -----------

Net asset value, end of period       $     10.00     $     10.00     $     10.00     $     10.00     $     10.00     $     10.00
                                     ===========     ===========     ===========     ===========     ===========     ===========


               Total return                 5.03%           5.15%           5.05%           5.62%           3.78%           2.69%

Net assets, end of period (000's)    $   609,837     $   439,714     $   363,566     $   258,117     $   276,674     $   132,274

Ratio of operating expenses to
  average net assets                        0.55%           0.54%           0.55%           0.54%           0.57%           0.59%

Ratio of net investment income to
  average net assets                        4.94%           5.03%           4.97%           5.48%           3.93%           2.66%


                                                          MONEY MARKET TRUST
                                     ------------------------------------------------------------
                                                       YEARS ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                          1992           1991           1990             1989
                                       -----------    -----------    -----------    -------------
Net  asset value, beginning
  of period                            $     10.00    $     10.00    $     10.00    $    10.00

Income from investment operations:
     Net investment income                    0.33           0.56           0.75          0.72


Less distributions:
     Dividends from net
       investment income                     (0.33)         (0.56)         (0.75)        (0.72)
                                       -----------    -----------    -----------    ----------

Net asset value, end of period         $     10.00    $     10.00    $     10.00    $    10.00
                                       ===========    ===========    ===========    ==========


               Total return                   3.36%          5.71%          7.76%         8.56%

Net assets, end of period (000's)      $    89,535    $    79,069    $    85,040    $   19,403

Ratio of operating expenses to
  average net assets                          0.60%          0.60%          0.57%         0.79%

Ratio of net investment income to
  average net assets                          3.28%          5.65%          7.27%         8.26%

------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                    LIFESTYLE
                                              AGGRESSIVE 1000 TRUST
                                           ---------------------------
                                            YEAR ENDED     01/07/1997*
                                            DECEMBER 31,       TO
                                               1998        12/31/1997
                                            ----------     ----------
Net  asset value, beginning
  of period                                 $    13.47     $    12.50

Income from investment operations:
     Net investment income (B)                    0.07           0.05
     Net realized and unrealized gain
       on investments                             0.62           1.26
                                            ----------     ----------

                 Total from investment
                    operations                    0.69           1.31


Less distributions:
     Dividends from net investment income        (0.07)         (0.05)
     Distributions from capital gains            (0.70)         (0.29)
                                            ----------     ----------


               Total distributions               (0.77)         (0.34)
                                            ----------     ----------

Net asset value, end of period              $    13.39     $    13.47
                                            ==========     ==========


               Total return                       4.86%         10.89% +

Net assets, end of period (000's)           $   80,525     $   49,105

Ratio of operating expenses to
  average net assets (C)                          0.00%          0.00% (A)

Ratio of net investment income to
  average net assets                              0.48%          1.29% (A)

Portfolio turnover rate                             59%            67% (A)


----------------------------------------------


+    Non-annualized

(A)  Annualized

(B) After investment adviser expense reimbursement per share of $0.017 and $0.007 for the years ended December 31, 1998 and 1997, respectively.

(C) The ratios of operating expenses, before reimbursement, from the investment adviser, was 0.02% and 0.03% for the years ended December 31, 1998 and 1997, respectively

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                      LIFESTYLE
                                                  GROWTH 820 TRUST
                                            -----------------------------

                                                YEAR ENDED    01/07/1997*
                                               DECEMBER 31,      TO
                                                 1998        12/31/1997
                                             -----------     -----------
Net  asset value, beginning
  of period                                  $     13.77     $     12.50

Income from investment operations:
     Net investment income (B)                      0.24            0.30
     Net realized and unrealized gain
       on investments                               0.63            1.38
                                             -----------     -----------

                 Total from investment
                    operations                      0.87            1.68


Less distributions:
     Dividends from net investment income          (0.24)          (0.30)
     Distributions from capital gains              (0.62)          (0.11)


               Total distributions                 (0.86)          (0.41)
                                             -----------     -----------

Net asset value, end of period               $     13.78     $     13.77
                                             ===========     ===========


               Total return                         6.20%          13.84% +

Net assets, end of period (000's)            $   380,309     $   217,158

Ratio of operating expenses to
  average net assets (C)                            0.00%           0.00% (A)

Ratio of net investment income to
  average net assets                                1.74%           2.44% (A)

Portfolio turnover rate                               49%             51% (A)


----------------------------------------------


*    Commencement of operations

+    Non-annualized

(A)  Annualized

(B) After investment adviser expense reimbursement per share of $0.006 and $0.004 for the years ended December 31, 1998 and 1997, respectively

(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.02% and 0.03% for the years ended December 31, 1998 and 1997, respectively.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                     LIFESTYLE
                                                BALANCED 640 TRUST
                                            ---------------------------
                                             YEAR ENDED     01/07/1997*
                                             DECEMBER 31,       TO
                                                1998        12/31/1997
                                            -----------     -----------
Net  asset value, beginning
  of period                                 $     13.56     $     12.50

Income from investment operations:
     Net investment income (B)                     0.31            0.50
     Net realized and unrealized gain
       on investments                              0.47            1.19
                                            -----------     -----------

                 Total from investment
                    operations                     0.78            1.69


Less distributions:
     Dividends from net investment income         (0.31)          (0.50)
     Distributions from capital gains             (0.54)          (0.13)


               Total distributions                (0.85)          (0.63)
                                            -----------     -----------

Net asset value, end of period              $     13.49     $     13.56
                                            ===========     ===========


               Total return                        5.72%          14.11% +

Net assets, end of period (000's)           $   377,531     $   186,653

Ratio of operating expenses to
  average net assets (C)                           0.00%           0.00% (A)

Ratio of net investment income to
  average net assets                               2.21%           3.24% (A)

Portfolio turnover rate                              52%             44% (A)


----------------------------------------------


*    Commencement of operations

+    Non-annualized

(A)  Annualized

(B) After investment adviser expense reimbursement per share of $0.004 and $0.005 for the years ended December 31, 1998 and 1997, respectively

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.02% and 0.03% for the years ended December 31, 1998 and 1997, respectively.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                      LIFESTYLE
                                                 MODERATE 460 TRUST
                                            ----------------------------
                                            YEAR ENDED       01/07/1997*
                                            DECEMBER 31,        TO
                                                1998         12/31/1997
                                            -----------     -----------
Net  asset value, beginning
  of period                                 $     13.35     $     12.50

Income from investment operations:
     Net investment income (B)                     0.45            0.65
     Net realized and unrealized gain
       on investments                              0.84            0.98
                                            -----------     -----------

                 Total from investment
                    operations                     1.29            1.63


Less distributions:
     Dividends from net investment income         (0.45)          (0.65)
     Distributions from capital gains             (0.28)          (0.13)
                                            -----------     -----------


               Total distributions                (0.73)          (0.78)
                                            -----------     -----------

Net asset value, end of period              $     13.91     $     13.35
                                            ===========     ===========


               Total return                        9.76%        13.7% +

Net assets, end of period (000's)           $   138,128     $    52,746

Ratio of operating expenses to
  average net assets (C)                           0.00%      0.00% (A)

Ratio of net investment income to
  average net assets                               3.03%      3.91% (A)

Portfolio turnover rate                              45%        39% (A)


----------------------------------------------


*    Commencement of operations

+    Non-annualized

(A)  Annualized

(B) After investment adviser expense reimbursement per share of $0.004 and $0.005 for the years ended December 31, 1998 and 1997, respectively.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.02% and 0.03% for the years ended December 31, 1998 and 1997, respectively.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                     LIFESTYLE
                                              CONSERVATIVE 280 TRUST
                                             -------------------------
                                             YEAR ENDED    01/07/1997*
                                             DECEMBER 31,       TO
                                                1998        12/31/1997
                                             ----------     ----------
Net  asset value, beginning
  of period                                  $    13.01     $    12.50

Income from investment operations:
     Net investment income (B)                     0.50           0.76
     Net realized and unrealized gain
       on investments                              0.79           0.67
                                             ----------     ----------

                 Total from investment
                    operations                     1.29           1.43


Less distributions:
     Dividends from net investment income         (0.50)         (0.76)
     Distributions from capital gains             (0.27)         (0.16)


               Total distributions                (0.77)         (0.92)
                                             ----------     ----------

Net asset value, end of period               $    13.53     $    13.01
                                             ==========     ==========


               Total return                       10.20%      12.15% +

Net assets, end of period (000's)            $   78,404     $   19,750

Ratio of operating expenses to
  average net assets (C)                           0.00%     0.00% (A)

Ratio of net investment income to
  average net assets                               2.98%     3.95% (A)

Portfolio turnover rate                              32%       38% (A)


----------------------------------------------


*    Commencement of operations

+    Non-annualized

(A)  Annualized

(B) After investment adviser expense reimbursement per share of $0.007 and $0.006 for the years ended December 31, 1998 and 1997, respectively.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.03% and 0.03% for the years ended December 31, 1998 and 1997, respectively.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------
PACIFIC RIM EMERGING MARKETS TRUST

                                           SHARES          VALUE
                                           ------          -----
COMMON STOCKS - 75.21%
AGRICULTURAL OPERATIONS - 0.44%
Austral Enterprises Berhad *                67,700          $64,434
United Plantation Berhad                    70,900           61,571
                                                         ----------

                                                            126,005

AIR TRAVEL - 0.61%
Singapore Airlines, Ltd.                    23,800          174,428
                                                         ----------

APPAREL & TEXTILES - 2.73%
Esprit Holdings, Ltd. *                    116,000           50,158
Glorious Sun Enterprises                   205,000           36,515
Mitsubishi Rayon Company, Ltd.              60,000          163,998
Onward Kashiyama Company, Ltd. *
                                            15,000          201,415
Reliance Industries, Ltd.                   59,200          331,520
                                                         ----------
                                                            783,606

AUTOMOBILES - 0.05%
Qingling Motors Company                     90,000           15,799
                                                         ----------

BANKING - 9.16%
Australia & New Zealand Bank Group
                                            43,000          281,414
Bangkok Bank *                              38,800           80,055
Dao Heng Bank Group, Ltd.                   35,000          108,195
Hang Seng Bank, Ltd. *                      22,000          196,642
HSBC Holdings                               17,600          438,433
Malayan Bank Berhad                         97,220          164,165
National Australia Bank, Ltd.               24,150          364,048
Overseas Chinese Bank *                     33,000          223,864
Sakura Bank                                 25,000           57,276
Thai Farmers Bank *                         34,000           59,862
The Industrial Bank of Japan, Ltd.
                                            36,000          165,909
The Joyo Bank, Ltd.                          9,000           35,188
The Mitsui Trust & Banking
  Company, Ltd.                              9,000           10,270
United Overseas Bank *                      33,000          211,872
Westpac Banking Corporation, Ltd.
                                            35,250          235,878
                                                         ----------
                                                          2,633,071

BROADCASTING - 0.25%
BEC World Public Company, Ltd.              13,100           72,077
                                                         ----------

BUILDING MATERIALS & CONSTRUCTION - 0.27%
Gujarat Ambuja Cement                       12,150           77,760
                                                         ----------



                                             SHARES         VALUE
                                             ------         -----
BUSINESS SERVICES - 1.52%
Benesse Corporation                          3,000         $162,141
Brambles Industries, Ltd.                   11,300          275,246
                                                         ----------
                                                            437,387

CHEMICALS - 1.71%
Dainippon Ink & Chemical,
  Incorporated                              45,000          122,999
Nippon Sanso Corporation                    29,000           82,087
Toray Industries, Incorporated              55,000          287,041
                                                         ----------
                                                            492,127

COMPUTERS & BUSINESS EQUIPMENT - 1.09%
Ricoh Company, Ltd.                         26,000          239,646
Shinawatra C. Communications *              21,500           73,934
                                                         ----------
                                                            313,580

CONGLOMERATES - 4.46%
Boustead Holdings Berhad                    76,600           50,059
CSR, Ltd.                                  117,100          286,310
Hutchison Whampoa, Ltd.                     87,000          614,803
Japan Airport Terminal Company,
  Ltd.                                       5,000           30,739
Sime Darby Berhad                          123,000          117,605
Singapore Technologies
  Engineering, Ltd. *                      100,000           93,277
Swire Pacific, Ltd.                         20,000           89,576
                                                         ----------
                                                          1,282,369

CONSTRUCTION MATERIALS - 0.11%
Cahya Mata Sarawak Berhad                   50,000           27,412
Nikko Company                                1,000            2,742
                                                         ----------
                                                             30,154

CONTAINERS & GLASS - 0.37%
Rengo Company                               43,000          106,121
                                                         ----------

CRUDE PETROLEUM & NATURAL GAS - 0.21%
Petronas Gas Berhad                         32,000           60,351
                                                         ----------

DRUGS & HEALTH CARE - 2.53%
Fujisawa Pharmaceutical Company,
  Ltd.                                      20,000          283,061
Takeda Chemical Industries, Ltd.            11,542          444,119
                                                         ----------
                                                            727,180

ELECTRICAL EQUIPMENT - 0.69%
NEC Corporation                             21,000          193,189
Sumitomo Densetsu Company, Ltd.
                                             1,000            3,883
                                                        -----------
                                                            197,072


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                       SHARES           VALUE
                                       ------           -----
ELECTRIC UTILITIES - 1.85%
Alsons Consolidated Resources,
Incorporated *                         2,742,000       $55,686
China Light & Power Company, Ltd.
                                          25,000       124,555
Hong Kong & China Gas Company,
  Ltd.*                                   38,500        48,947
Hongkong Electric Holdings, Ltd.          35,000       106,162
Manila Electric Company                   61,000       196,015
                                                     ---------
                                                       531,365

ELECTRONICS - 4.64%
Hosiden Corporation                       18,000       313,985
LG Information & Communication,
  Ltd.                                     5,444       146,169
Taiyo Yuden Company                       12,000       142,025
TDK Corporation                            4,000       365,502
Tokyo Electron, Ltd.                       6,000       227,687
Tokyo Seimitsu Company, Ltd.               3,500       139,319
                                                     ---------
                                                     1,334,687

FINANCIAL SERVICES - 4.08%
China Resources Enterprises, Ltd.
                                          28,000        43,730
Daiwa Securities Company, Ltd.            32,000       109,262
Lend Lease Corporation *                  22,700       306,024
New World Infrastructure, Ltd. *          60,045        87,964
Nomura Securities Company, Ltd.
                                          22,000       191,685
Promise Company, Ltd.                      3,400       176,842
Shohkoh Fund & Company, Ltd.                 800       257,585
                                                     ---------
                                                     1,173,092

FOOD & BEVERAGES - 1.49%
Fraser & Neave, Ltd.                      48,600       141,885
Goodman Fielder, Ltd.                    126,800       128,206
KFC Holdings                              40,000        27,018
Tokuyama Corporation                      30,000        94,737
Vitasoy International Holdings,
  Ltd.                                   100,000        36,463
                                                     ---------
                                                       428,309


FOREST PRODUCTS - 1.42%
Amcor, Ltd. *                             65,500       279,877
Carter Holt Harvey                       141,600       126,668
                                                     ---------
                                                       406,545


                                           SHARES        VALUE
                                           ------        -----
GAS & PIPELINE UTILITIES - 0.35%
PTT Exploration & Production
  Public Company, Ltd. *                  14,400      $101,414
                                                     ---------

GOLD - 0.66%
Normandy Mining, Ltd.                    205,000       189,687
                                                     ---------

HOTELS & RESTAURANTS - 0.62%
CDL Hotels International, Ltd.           130,000        33,391
Royal Company                             11,000       144,980
                                                     ---------
                                                       178,371

HOUSEHOLD APPLIANCES - 0.47%
Guangdong Kelon Electrical
  Holdings Company, Ltd.                  95,000        84,607
Laox Company                               7,000        51,393
                                                     ---------
                                                       136,000

INDUSTRIAL MACHINERY - 4.00%
Amada Company, Ltd.                       75,000       362,893
Hindalco Industries, Ltd.                  6,600        79,597
Keppel Corporation                        66,125       177,028
Mitsubishi Heavy Industries, Ltd.         64,000       249,093
Mori Seiki Company                        13,000       147,191
THK Company, Ltd                          12,000       134,808
                                                     ---------
                                                     1,150,610

INSURANCE - 1.65%
Mitsui Marine and Fire Insurance
  Company, Ltd.                           70,000       368,421
Reinsurance Australia
  Corporation, Ltd.                       67,400       103,295
                                                     ---------
                                                       471,716

INVESTMENT COMPANIES - 3.22%
Korea 1990 Trust *                           105       409,500
Korea Europe Fund                            125       190,625
Taiwan Fund, Incorporated                 26,000       325,000
                                                     ---------
                                                       925,125

LEISURE TIME - 1.13%
Berjaya Sports Toto Berhad                26,000        27,026
Guangdong Investment, Ltd. *             110,000        22,007
TABCORP Holdings, Ltd.                    35,600       218,151
Tanjong PLC                               49,000        58,026
                                                     ---------
                                                       325,210

METAL & METAL PRODUCTS - 0.23%
Kitagawa Industries Companies,
  Ltd.                                     3,400        24,060
PT Tambang Timah Persero                   6,000        40,567
                                                     ---------
                                                        64,627


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES          VALUE
                                          ------          -----
MINING - 0.35%
Lanna Lignite Public Company,
  Ltd. *                                  51,500          $63,401
PT Tambang Timah                          56,800           38,163
                                                       ----------
                                                          101,564

NON-FERROUS METALS - 1.22%
North, Ltd.                              103,000          167,890
WMC, Ltd.                                 60,300          181,798
                                                       ----------
                                                          349,688

OFFICE FURNISHINGS & SUPPLIES - 0.04%
Catena Corporation                         3,000           10,509
                                                       ----------

PAPER - 0.36%
Oji Paper Company                         20,000          103,848
                                                       ----------

PETROLEUM SERVICES - 1.12%
Broken Hill Proprietary Company           35,100          258,513
Novus Petroleum PLC                       80,500           64,127
                                                       ----------
                                                          322,640

PUBLISHING - 1.58%
Fairfax John                              58,500          120,090
Singapore Press Holdings, Ltd. *          30,600          333,616
                                                       ----------
                                                          453,706

REAL ESTATE - 6.71%
Amoy Properties, Ltd.                     68,000           50,467
Cheung Kong Holdings, Ltd.                48,000          345,397
China Resources Beijing Land              35,000            8,719
City Developments                         48,600          210,472
Great Eagle Holdings, Ltd.                15,000           18,393
Henderson Investment, Ltd.                50,000           29,364
Henderson Land Development                40,000          207,032
Hongkong Land Holdings, Ltd.              35,000           41,300
Hysan Development Company, Ltd.*
                                          40,000           59,631
Mitsubishi Estate Company, Ltd.           16,000          143,370
Mitsui Fudosan Company                    20,000          151,261
New World Development Company
                                          59,000          148,498
Singapore Land, Ltd.                      83,800          185,771
Sun Hung Kai Properties, Ltd.             45,000          328,166
                                                       ----------
                                                        1,927,841


RETAIL GROCERY - 1.18%
Faulding (F.H.) & Company, Ltd            21,300          100,503
Uny Company, Ltd.                         13,000          237,461
                                                       ----------
                                                          337,964

                                             SHARES           VALUE
                                             ------           -----
RETAIL TRADE - 2.63%
Circle K Japan Company                           80           $3,517
Hankyu Department Stores                     20,000          131,092
Marui Company, Ltd. *                         8,000          153,914
Mitsubishi Corporation                       43,000          247,236
Sa Sa International Holdings, Ltd.
                                             69,000            4,898
Woolworths, Ltd.                             40,600          138,228
                                                         -----------
                                                             678,885

SANITARY SERVICES - 0.17%
Puncak Niaga Holdings Berhad *               78,400           48,140
                                                         -----------

TELECOMMUNICATIONS SERVICES - 8.11%
China Telecom, Ltd. *                        60,000          103,774
Hong Kong Telecommunications, Ltd.
                                            160,000          279,829
Nippon Telegraph & Telephone
  Corporation                                    52          401,097
NTT Data Corporation                             70          347,368
NTT Mobile Communication Network,
  Incorporated *                                  8          329,058
Philippine Long Distance
  Telephone Company, ADR                      5,300          137,469
PT Telekomunikasi Indonesia,
  Series B                                  175,000           59,062
Singapore Telecommunications, Ltd.
                                            230,000          351,060
Smartone Telecommunications                  30,000           83,252
Telecom Corporation Of New
  Zealand *                                  55,050          238,982
                                                         -----------
                                                           2,330,951

TOTAL COMMON STOCKS
(Cost: $24,581,221)                                      $21,611,581
                                                         -----------



PREFERRED STOCK - 1.56%
FINANCIAL SERVICES - 1.56%
Ab International Cayman Trust            16,000,000          116,055
Sanwa International Finance              48,000,000          332,242
                                                         -----------

TOTAL PREFERRED STOCK
(Cost: $418,547)                                            $448,297
                                                         -----------



WARRANTS - 0.11%
BANKING - 0.00%
Siam Commercial Bank (Expiration
  date 12/31/2003; strike price THB
  118)*                                        5,333               0
                                                         -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                              SHARES           VALUE
                                              ------           -----
COMPUTERS & BUSINESS EQUIPMENT - 0.10%
Nippon Comsys Corporation
  (Expiration date 08/31/1999;
  strike price JPY 1,353) *                     275          $28,627
                                                       -------------


ELECTRIC UTILITIES - 0.00%
Hong Kong & China Gas Company,
  Ltd. (Expiration date
  09/30/1999; strike price HKD
  8.20) *                                     1,750              115
                                                       -------------


LEISURE TIME - 0.00%
Guangdong Investment, Ltd.
  (Expiration date 07/30/1999;
  strike price HKD 8.00) *                   11,000               45
                                                       -------------


REAL ESTATE - 0.00%
Hysan Development Company, Ltd.
  (Expiration date 04/30/1999;
  strike price HKD 16.00) *
                                              4,000               84
                                                       -------------


RETAIL TRADE - 0.01%
Elpis, Ltd. (Expiration date
  07/01/1999; strike price JPY
  2,367) *                                       10            1,875
Takashimaya Cayman (Expiration
  date 01/18/2000; strike price
  JPY 1,569) *                                    7               88
                                                       -------------
                                                               1,963

TOTAL WARRANTS
(Cost: $43,623)                                              $30,834
                                                       -------------

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                            ------         -----
CONVERTIBLE BONDS - 2.59%
AUTOMOBILES - 0.02%
Qingling Motors Company
  3.50% due 01/22/2002                      $20,000           $6,100
                                                       -------------



COMPUTERS & BUSINESS EQUIPMENT - 0.17   %
Ricoh Company, Ltd.
  00.35% due 03/31/2003     JPY           5,000,000          $47,501
                                                       -------------

                                         PRINCIPAL
                                           AMOUNT        VALUE
                                           ------        -----
ELECTRONICS - 1.63%
Hosiden Corporation
  1.90% due 09/29/2000       JPY         12,000,000       111,455
Sony Corporation
  1.40% due 03/31/2005                   20,000,000       209,819
Tokyo Electron, Ltd.
  00.90% due 09/30/2003                  12,000,000       145,953
                                                       ----------
                                                          467,227

FINANCIAL SERVICES - 0.78%
Guangnan Holdings
  1.75% due 06/30/2000           $           40,000        35,350
MTI Capital, Ltd.
  00.50% due 10/01/2007                  22,000,000        73,950
New World Infrastructure, Ltd.,
  1.00% due 04/15/2003                       50,000        42,000
Shangai Industrial Investment
  Treasury Company, 1.00% due
  02/24/2003                                 25,000        21,000
STB Cayman Capital
  00.50% due 10/01/2007     JPY          10,000,000        52,189
                                                       ----------
                                                          224,489

TOTAL CONVERTIBLE BONDS
(Cost: $901,159)                                         $745,317
                                                       ----------

PRINCIPAL
AMOUNT                                                      VALUE
------                                                      -----
SHORT TERM INVESTMENTS - 10.97%
$3,151,581     Navigator Securities Lending
               Trust, 5.17%                            $3,151,581
                                                       ----------



REPURCHASE AGREEMENTS - 9.56%
$2,747,000     Repurchase Agreement with State
               Street Bank & Trust Company
               dated 12/31/1998 at 4.00%, to be
               repurchased at $2,748,221 on
               01/04/1999, collateralized by
               $1,720,000 U.S. Treasury Bonds,
               10.625% due 08/15/2015 (valued
               at $2,804,407, including                $2,747,000
               interest)                               ----------


TOTAL INVESTMENTS   (PACIFIC RIM EMERGING
MARKETS TRUST)  (Cost: $31,843,131)
                                                      $28,734,610
                                                      ===========


The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

 SCIENCE & TECHNOLOGY TRUST

                                             SHARES      VALUE
                                             ------      -----
COMMON STOCKS - 79.37%
BUSINESS SERVICES - 6.57%
Automatic Data Processing, Incorporated
                                               33,000   $2,646,188
BISYS Group, Incorporated *                     8,000      413,000
First Data Corporation                        115,000    3,644,062
Gartner Group, Incorporated, Class A          115,000    2,443,750
National Data Corporation                      32,700    1,592,081
Nokia Corporaton, ADR  *                       30,000    3,613,125
Preview Travel, Incorporated                   18,500      341,094

                                                        14,693,300

CHEMICALS - 0.95%
Sterling Commerce, Incorporated *              47,000    2,115,000
                                                       -----------

COMPUTERS & BUSINESS EQUIPMENT - 20.57%
Adobe Systems, Incorporated                    89,000    4,160,750
Affiliated Computer Services,
  Incorporated                                 15,000      675,000
America Online, Incorporated *                 38,500    6,160,000
Avant Corporation *                            46,000      736,000
CBT Group PLC, ADR  *                          19,500      290,063
Cisco Systems, Incorporated *                  67,000    6,218,437
Dell Computer Corporation *                    25,000    1,829,687
E*Trade Group, Incorporated                    87,000    4,069,969
EMC Corporation *                              61,500    5,227,500
Hewlett-Packard Company                        51,500    3,518,094
National Instruments Corporation *             18,000      614,250
Netscape Communications Corporation *          47,500    2,885,625
PSINet, Incorporated                           79,000    1,649,125
Security Dynamics Technologies                 29,000      667,000
Sun Microsystems, Incorporated *               53,000    4,538,125
Tech Data Corporation                          69,000    2,777,250
                                                       -----------
                                                        46,016,875

ELECTRICAL EQUIPMENT - 2.21%
Anixter International, Incorporated *          76,500    1,553,906
Sanmina Corporation  *                         52,000    3,250,000
Sawtek, Incorporated                            7,500      131,250
                                                       -----------
                                                         4,935,156

ELECTRONICS - 21.24%
Altera Corporation                             61,000    3,713,375
Analog Devices, Incorporated *                192,000    6,024,000
Applied Micro Circuits Corporation  *          17,500      594,453
Brightpoint, Incorporated *                    39,500      543,125
Burr-Brown Corporation                         34,500      808,594
Checkfree Holdings Corporation *               38,500      899,937
Electronics For Imaging, Incorporated*         46,000    1,848,625
Galileo Technology, Ltd.                       22,500      607,500
Intel Corporation                              44,000    5,216,750
Lattice Semiconductor Corporation               6,000      275,437

                                               SHARES          VALUE
                                               ------          -----
ELECTRONICS-CONTINUED
Maxim Integrated Products, Incorporated*      126,500       $5,526,469
Micrel, Incorporated  *                        11,500          632,500
SCI Systems, Incorporated                      62,000        3,580,500
Solectron Corporation *                        38,500        3,578,094
Synopsys, Incorporated                         96,000        5,208,000
Tekelec, Incorporated                          10,000          165,625
Texas Instruments, Incorporated                30,000        2,566,875
Xilinx, Incorporated  *                        88,000        5,731,000
                                                            ----------
                                                            47,520,859

INDUSTRIAL MACHINERY - 0.17%
Cognex Corporation                             19,500          390,000
                                                            ----------

SOFTWARE - 17.68%
BMC Software, Incorporated *                  105,000        4,679,062
Computer Associates International,
  Incorporated                                107,000        4,560,875
Electronic Arts  *                             19,000        1,066,375
Filenet Corporation                             8,000           91,750
Great Plains Software, Incorporated *           6,000          289,500
Intuit, Incorporated *                         30,000        2,175,000
Learning Company, Incorporated                 96,000        2,490,000
Microsoft Corporation *                        46,000        6,379,625
Networks Associates, Incorporated *           127,000        8,413,750
Parametric Technology Corporation *           384,000        6,288,000
Platinum Technology, Incorporated *            92,000        1,759,500
VeriSign, Incorporated                          9,500          561,688
Visio Corporation                              21,500          786,094
                                                            ----------
                                                            39,541,219

TELECOMMUNICATIONS SERVICES - 6.51%
Ascend Communications, Incorporated *          96,000        6,312,000
ICG Communications, Incorporated               47,000        1,010,500
MCI Worldcom, Incorporated *                   76,500        5,488,875
PanAmSat Corporation                           38,000        1,479,625
Premisys Communications, Incorporated          30,000          275,625
                                                            ----------
                                                            14,566,625

TELEPHONE - 3.47%
Airtouch Communications, Incorporated *        54,000        3,894,750
Intermedia Communications, Incorporated
                                               59,000        1,017,750
Sprint Corporation  *                          51,500        1,190,938
Vodafone Group PLC *                          101,500        1,649,227
                                                            ----------
                                                             7,752,665

TOTAL COMMON STOCKS
(Cost: $130,116,563)                                      $177,531,699
                                                          ------------

The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                            PRINCIPAL
                                             AMOUNT        VALUE
                                             ------        -----

U.S. TREASURY OBLIGATIONS - 0.27%
U.S. TREASURY BILLS - 0.27%
4.41% due 01/21/1999                         $613,000     $611,498
                                                          --------


TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $611,498)                                          $611,498
                                                          --------

PRINCIPAL
AMOUNT                                                   VALUE
------                                                   -----
SHORT TERM INVESTMENTS - 20.36%
$43,691,511    Navigator Securities Lending Trust,
               5.17%                                   $43,691,511
    237,000    Federal Home Loan Bank
               4.50% due 01/04/1999                        236,911
  1,615,000    Federal Home Loan Mortgage
               Corporation, 5.12% due 01/22/1999         1,610,177
                                                       -----------
                                                       $45,538,599
TOTAL INVESTMENTS   (SCIENCE & TECHNOLOGY TRUST)
(Cost: $176,266,660)                                  $223,681,796
                                                      ============


 INTERNATIONAL SMALL CAP TRUST

                                           SHARES      VALUE
                                           ------      -----
COMMON STOCKS - 77.54%
AIR TRAVEL - 1.84%
Ryanair Holdgs PLC *                       79,350   $2,995,463


AUTO PARTS - 0.38%
Haldex AB *                                60,915      614,788
                                                   -----------

AUTOMOBILES - 3.44%
KTM Motorradholding AG *                   13,875      933,718
Porsche AG                                  2,050    4,674,187
                                                   -----------
                                                     5,607,905

BUSINESS SERVICES - 3.95%
Brunel International *                     44,250      895,034
Kobenhavn Lufthavne                        19,700    2,445,359
Select Appointments Holdings PLC
                                          219,925    2,265,385
Semcon AB *                               101,125      833,913
                                                   -----------
                                                     6,439,691

COMPUTERS & BUSINESS EQUIPMENT - 8.78%
BTG PLC                                   118,025      686,306
Bulgari Spa                               466,900    2,781,436
Dassault Systemes                          67,400    3,166,872
Fuji S Ware ABC                            48,500    2,466,829
Misys                                     199,605    1,465,782
Psion                                     386,250    3,734,798
                                                   -----------
                                                   14,302,0223


                                           SHARES     VALUE
                                           ------     -----
CONGLOMERATES - 1.12%
Hunter Douglas                             55,250   $1,829,217
                                                    ----------

DRUGS & HEALTH CARE - 1.48%
Schwarz Pharmaceuticals AG*                41,925    2,415,228
                                                    ----------

ELECTRICAL EQUIPMENT - 1.30%
Logitech International                      5,000      604,208
Vesta Wind Systems *                       28,400    1,521,675
                                                    ----------
                                                     2,125,883

ELECTRIC UTILITIES - 1.45%
Flextech                                  232,500    2,356,288
                                                    ----------

ELECTRONICS - 6.49%
Altran Technologies                        23,225    5,599,589
Gold Peak Industries, Ltd. *              250,000       14,521
Kudelski SA *                                 465    1,286,307
Natsteel Electronics                      355,000      903,089
VTech Holdings, Ltd.                      632,800    2,760,679
                                                    ----------
                                                    10,564,185

FINANCIAL SERVICES - 5.08%
Icon Public, Ltd. *                        54,500    1,825,750
JBA Holdings                              288,225      909,831
Marschollek Lautenschlaeger und
  Partner AG                                9,730    5,546,322
                                                    ----------
                                                     8,281,903

FOOD & BEVERAGES - 13.33%
Baron De Ley *                             27,600      902,069
Chipita *                                  22,675      737,253
Doutor Coffee Company                      60,000    1,990,270
Nutreco Holding NV                         69,625    2,742,455
Orvitus *                                  56,125      407,564
Pizza Express                             365,025    4,863,766
Raision Yhtyma Oyj                        249,000    2,734,654
Royal Canin                                 6,300      394,384
Telepizza *                               731,475    6,948,292
                                                    ----------
                                                    21,720,707

HOTELS & RESTAURANTS - 0.53%
Grupo Posadas SA *                      2,023,450      857,827
                                                    ----------

HOUSEHOLD APPLIANCES - 2.05%
Dorel Industry, Incorporated *             84,275    1,367,367
Industrie Natuzzi SPA, ADR                 78,975    1,964,503
                                                    ----------
                                                     3,331,870
INDUSTRIAL MACHINERY - 3.32%
IHC Caland                                 45,025    1,869,351
Konecranes International                   33,075    1,491,910
Tomra Systems AS                           62,075    2,042,344
                                                    ----------
                                                     5,403,605

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                           SHARES        VALUE
                                           ------        -----
LEISURE TIME - 3.67%
Capital Radio                             154,925     $1,505,751
Cinar Films, Incorporated,
  Class B *                               176,325      4,474,247
                                                      ----------
                                                       5,979,998

NEWSPAPERS - 0.65%
Gruppo Editoriale L'Espresso              120,000      1,052,345
                                                      ----------

OFFICE FURNISHINGS & SUPPLIES - 0.25%
Turbon International AG *                  48,850        410,356
                                                      ----------

PAPER - 1.38%
Aracruz Celulose SA *                      62,000        496,000
Schmalbach Lubeca                          12,825      1,754,530
                                                      ----------
                                                       2,250,530

PETROLEUM SERVICES - 0.46%
British Borneo Oil & Gas                  452,325        743,980
                                                      ----------

RETAIL TRADE - 6.11%
Better Bed Holding NV                      27,975        975,335
Douglas Holding AG *                       40,375      2,446,823
Narvesen ASA                               16,000        416,925
Ryohin Keikaku Company                     12,000      1,597,523
Sixt AG                                    40,125      3,153,951
Wetherspoon (JD)                          460,815      1,370,425
                                                      ----------
                                                       9,960,982

SOFTWARE - 2.77%
Eidos PLC, ADR *                           56,875        913,555
Ixos Software AG *                          6,737      1,491,631
Nippon System Development                  68,000      2,105,263
                                                      ----------
                                                       4,510,449

TELECOMMUNICATIONS SERVICES - 5.35%
Energis PLC *                             223,275      4,970,734
Filtronic                                  68,275        686,266
Global Telesystems Group,
  Incorporated *                           54,775      3,053,706
                                                      ----------
                                                       8,710,706

TELEPHONE - 2.36%
Netcom Systems AB *                        94,675      3,845,356
                                                      ----------

TOTAL COMMON STOCKS
(Cost: $103,007,452)                                $126,311,285
                                                    ------------



PRINCIPAL
AMOUNT                                                 VALUE
------                                                 -----
SHORT TERM INVESTMENTS - 9.65%
$15,724,712    Navigator Securities Lending
               Trust, 5.17%                          $15,724,712
                                                     -----------

REPURCHASE AGREEMENTS - 12.81%
$20,874,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1998 at 4.00%, to be
               repurchased at $20,883,277 on
               01/04/1999, collateralized by
               $15,625,000 U.S. Treasury Bonds,
               11.625% due 11/15/2004 (valued at
               $21,287,938, including interest)      $20,874,000
                                                     -----------

TOTAL INVESTMENTS   (INTERNATIONAL SMALL
CAP TRUST)  (Cost: $139,606,164)                     $162,909,997
                                                     ============

 EMERGING SMALL COMPANY TRUST

                                        SHARES         VALUE
                                        ------         -----
COMMON STOCKS - 80.77%
AEROSPACE - 1.55%
Gulfstream Aerospace
  Corporation *                          70,900     $3,775,425
Tristar Aerospace Company *             240,900      1,686,300
                                                    ----------
                                                     5,461,725

APPAREL & TEXTILES - 1.00%
Interface, Incorporated                 222,400      2,064,150
Stage Stores, Incorporated              157,100      1,472,813
                                                    ----------
                                                     3,536,963

BANKING - 2.25%
Bank United Corporation                  54,600      2,143,050
City National Corporation                73,700      3,067,762
Cullen Frost Bankers,
  Incorporated                           49,500      2,716,313
                                                    ----------
                                                     7,927,125

BROADCASTING - 2.45%
Central European Media
  Enterprises, Ltd., Class A *          120,700        792,094
Heftel Broadcasting
  Corporation, Class A *                 87,900      4,329,075
Metro Networks, Incorporated *            82,400     3,512,300
                                                    ----------
                                                     8,633,469

BUSINESS SERVICES - 16.18%
Acxiom Corporation *                    108,000      3,348,000
Assisted Living Concepts,
  Incorporated *                        159,800      2,097,375

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
BUSINESS SERVICES-CONTINUED
BISYS Group, Incorporated *              76,900     $3,969,962
Central Garden & Pet Company *
                                        196,300      2,821,813
DeVRY,  Incorporated *                  197,500      6,048,437
Infoseek Corporation *                   36,600      1,807,125
ITT Educational Services,
  Incorporated *                        110,300      3,750,200
Kroll O'Gara Company *                  129,700      5,115,044
Lason Holdings,  Incorporated
  *                                      47,000      2,734,813
Legato Systems, Incorporated
  *                                      28,700      1,892,406
Lycos,  Incorporated                     73,500      4,083,844
Metzler Group, Incorporated *            51,900      2,526,881
Outdoor Systems, Incorporated
                                        163,312      4,899,360
Protection One, Incorporated *          269,200      2,305,025
Robert Half International,
  Incorporated *                         66,699      2,980,612
SunGard Data Systems,
  Incorporated *                         97,600      3,873,500
Strayer Education, Incorporated           79,800     2,812,950
                                                   ------------
                                                    57,067,347

CHEMICALS - 2.56%
Nova Corporation Georgia *               81,438      2,824,881
Sterling Commerce,
  Incorporated *                         96,900      4,360,500
VWR Scientific Products
  Corporation *                         106,000      1,841,750
                                                   ------------
                                                     9,027,131


COMPUTERS & BUSINESS EQUIPMENT - 3.46%
Avant Corporation *                     156,000      2,496,000
Hypercom Corporation *                  214,100      2,114,237
National Instruments
  Corporation *                          96,000      3,276,000
QRS Corporation *                        89,900      4,315,200
                                                   ------------
                                                    12,201,437

CRUDE PETROLEUM & NATURAL GAS - 0.54%
Chieftain International,
  Incorporated *                        133,500      1,919,063
                                                   ------------

DRUGS & HEALTH CARE - 9.92%
Alternative Living Services,
  Incorporated *                        107,200      3,671,600
Anesta Corporation *                     92,600      2,465,475
Chirex, Incorporated *                  125,000      2,671,875
Hanger Orthopedic Group *               140,000      3,150,000


                                         SHARES        VALUE
                                         ------        -----
DRUGS & HEALTH CARE-CONTINUED
IDX Systems Corporation  *               56,600     $2,490,400
Jones Pharma,  Incorporated              77,400      2,825,100
Minimed, Incorporated  *                 53,900      5,646,025
Pharmerica, Incorporated *              253,000      1,518,000
Renal Care Group,
  Incorporated  *                       124,950      3,600,122
Sepracor, Incorporated *                 52,300      4,608,937
Sunrise Assisted Living,
  Incorporated  *                        45,300      2,349,938
                                                   -----------
                                                    34,997,472

ELECTRONICS - 7.74%
Aavid Thermal Technologies,
  Incorporated *                        104,300      1,760,063
Atmi,  Incorporated *                    72,900      1,840,725
Burr-Brown Corporation                  149,000      3,492,187
Dii Group,  Incorporated *              121,200      2,787,600
Maxim Integrated Products,
  Incorporated *                         71,200      3,110,550
Novellus Systems,
  Incorporated *                         28,200      1,395,900
Photronics,  Incorporated *              34,200        819,731
Radiant Systems, Incorporated
  *                                     160,400      1,182,950
Technology Solutions Company
                                        179,775      1,926,963
Uniphase Corporation  *                  82,400      5,716,500
Vitesse Semiconductor
  Corporation  *                         71,500      3,262,188
                                                   -----------
                                                    27,295,357

FINANCIAL SERVICES - 1.89%
Allmerica Financial
  Corporation                            70,190       4,062,246
Enhance Financial Services
  Group, Incorporated                    86,500      2,595,000
                                                   -----------
                                                     6,657,246

FOOD & BEVERAGES - 3.26%
Ben & Jerrys Homemade,
  Incorporated *                        161,700      3,618,037
Bob Evans Farms, Incorporated
                                        143,700      3,745,181
Suiza Foods Corporation *                80,900      4,120,844
                                                   -----------
                                                    11,484,062

HOMEBUILDERS - 0.81%
Fairfield Communities,
  Incorporated                          258,700      2,861,869
                                                   -----------


The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                       SHARES        VALUE
                                       ------        -----
HOUSEHOLD APPLIANCES - 0.46%
United States Home and
  Garden, Incorporated *                324,000     $1,620,000
                                                   -----------

INSURANCE - 3.17%
Advance Paradigm,
  Incorporated *                        110,000      3,850,000
Amerin Corporation *                     91,700      2,166,412
Inspire Insurance Solutions,
  Incorporated                          126,800      2,329,950
Protective Life Corporation              71,600      2,850,575
                                                   -----------
                                                    11,196,937

LEISURE TIME - 4.43%
Ambassadors International,
  Incorporated *                         95,800      1,413,050
Family Golf Centers,
  Incorporated  *                       122,800      2,425,300
Loews Cineplex Entertainment
  Corporation *                         221,800      2,245,725
Premier Parks, Incorporated *           152,600      4,616,150
Sunterra Corporation *                  145,100      2,176,500
Vistana, Incorporated *                 196,900      2,756,600
                                                   -----------
                                                    15,633,325

METAL & METAL PRODUCTS - 0.50%
Metals USA, Incorporated *              180,000      1,755,000
                                                   -----------

PETROLEUM SERVICES - 0.64%
Petroleum Geological
  Services AS, ADR                      144,200      2,271,150
                                                   -----------

RAILROADS & EQUIPMENT - 0.87%
Swift Transportation,
  Incorporated                          108,900      3,052,603
                                                   -----------

REAL ESTATE - 1.92%
CB Richard Ellis Services,
  Incorporated *                         90,400      1,638,500
Lasalle Partners,
  Incorporated *                         79,700      2,346,169
Trammell Crow Company *                 100,000      2,800,000
                                                   -----------
                                                     6,784,669

RETAIL GROCERY - 1.56%
Heartland Express,
  Incorporated *                        115,600      2,023,000
Whole Foods Market,
  Incorporated  *                        72,200      3,492,675
                                                   -----------
                                                     5,515,675

RETAIL TRADE - 2.57%
99 Cents Only Stores                     60,875      2,990,484
Staples, Incorporated *                  69,900      3,053,756

                                       SHARES        VALUE
                                       ------        -----
RETAIL TRADE-CONTINUED
Wilmar Industry, Incorporated *         147,800     $3,002,188
                                                   -----------
                                                     9,046,428

SANITARY SERVICES - 2.30%
Allied Waste Industries,
  Incorporated *                        144,350      3,410,269
Casella Waste Systems,
  Incorporated *                        126,300      4,688,887
                                                   -----------
                                                     8,099,156

SOFTWARE - 5.96%
Boole & Babbage, Incorporated
                                         94,500      2,781,843
Business Objects SA *                   109,000      3,542,500
Documentum,  Incorporated *              47,700      2,548,969
Hyperion Solutions Corporation
                                        111,700      2,010,600
Mercury Computer Systems,
  Incorporated *                          6,600        185,625
Mercury Interactive
  Corporation  *                         56,100      3,548,325
Transaction Systems
  Architects, Incorporated  *           127,900      6,395,000
                                                   -----------
                                                    21,012,862

TELECOMMUNICATIONS SERVICES - 1.59%
JDS Fitel,  Incorporated                117,800      2,928,623
McLeodUSA, Incorporated *                85,400      2,668,750
                                                   -----------
                                                     5,597,373

TRANSPORTATION - 1.19%
Coach USA,  Incorporated *              121,200      4,204,125
                                                   -----------

TOTAL COMMON STOCKS
(Cost: $243,825,321)                              $284,859,569
                                                   -----------



PREFERRED STOCK - 0.63%
DOMESTIC OIL - 0.63%
Stone Energy Corporation                 77,800      2,236,750
                                                   -----------

TOTAL PREFERRED STOCK
(Cost: $1,886,818)                                  $2,236,750
                                                   -----------

PRINCIPAL
AMOUNT                                              VALUE
------                                              -----
SHORT TERM INVESTMENTS - 14.43%
$50,873,151    Navigator Securities Lending
               Trust, 5.17%                        $50,873,151
                                                   -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 VALUE
------                                                 -----
REPURCHASE AGREEMENTS - 4.17%
$14,696,000    Repurchase Agreement with State
               Street Bank & Trust Company
               dated 12/31/1998 at 4.80%, to be
               repurchased at $14,703,838 on
               01/04/1999, collateralized by
               $9,870,000 U.S. Treasury Bonds
               at, 9.875% due 11/15/2015
               (valued at $14,992,086,
               including interest)                 $14,696,000
                                                   -----------


TOTAL INVESTMENTS   (EMERGING SMALL
COMPANY TRUST)  (Cost: $311,281,290)
                                                  $352,665,470
                                                  ============


 PILGRIM BAXTER GROWTH TRUST

                                          SHARES      VALUE
                                          ------      -----
COMMON STOCKS - 71.97%
APPAREL & TEXTILES - 0.64%
American Eagle Outfitters  *              17,500    $1,165,938
                                                   -----------

AUTO PARTS - 0.58%
Gentex Corporation  *                     53,300     1,066,000
                                                   -----------

AUTO SERVICES - 1.10%
United Rentals, Incorporated  *           61,000     2,020,625
                                                   -----------

BUSINESS SERVICES - 12.87%
Apollo Group, Incorporated  *             69,650     2,359,394
Computer Horizons
  Corporation  *                          24,300       646,988
Computer Task Group,
  Incorporated                             6,000       162,750
DeVRY,  Incorporated *                    61,800     1,892,625
Express Scripts, Incorporated  *          70,900     4,759,162
Lamar Advertising Company,
  Class A  *                              66,500     2,477,125
Legato Systems, Incorporated
  *                                       30,000     1,978,125
Medquist, Incorporated  *                 21,200       837,400
Metamor Worldwide,
  Incorporated  *                          9,900       247,500
Metzler Group, Incorporated *             35,250     1,716,234
Mindspring Enterprises,
  Incorporated  *                         19,400     1,184,612
Pre- Paid Legal Services,
  Incorporated  *                         38,900     1,283,700
Profit Recovery Group
  International,  Incorporated             9,200       344,425
  *
Quadramed Corporation  *                   9,600       196,800

                                           SHARES        VALUE
                                           ------        -----
BUSINESS SERVICES-CONTINUED
Sylvan Learning Systems,
  Incorporated  *                         14,400      $439,200
Systems & Computer Technology
  Corporation  *                          89,000     1,223,750
Whittman Hart, Incorporated  *            43,400     1,198,925
World Access, Incorporated  *             25,500       545,063
                                                    ----------
                                                    23,493,778

CHEMICALS - 1.82%
Waters Corporation  *                     38,100     3,324,225
                                                    ----------

COMPUTERS & BUSINESS EQUIPMENT - 10.17%
Citrix Systems, Incorporated  *          45,500      4,416,344
Complete Busines Solutions,
  Incorporated  *                         30,300     1,026,413
CSG Systems International,
  Incorporated  *                         13,300     1,050,700
Engineering Animation,
  Incorporated  *                         27,200     1,468,800
FVC Common,  Incorporated  *              20,500       322,875
Gilat Satellite Networks                  28,900     1,593,112
  Ltd.  *
National Computer Systems,
  Incorporated *                          13,200       488,400
Network Solutions,
  Incorporated  *                         22,300     2,918,512
Veritas Software Corporation  *           58,500     3,506,344
Xeikon NV  *                              21,400       502,900
Xylan Corporation  *                      73,000     1,282,062
                                                    ----------
                                                    18,576,462

DRUGS & HEALTH CARE - 8.76%
Alternative Living Services,
  Incorporated *                          37,800     1,294,650
IDX Systems Corporation  *                21,000       924,000
International Network
  Services  *                             28,900     1,921,850
Medicis Pharmaceutical
  Corporation  *                          22,600     1,347,525
Minimed, Incorporated  *                  13,700     1,435,075
Pathogensis Corporation  *                20,900     1,212,200
Pediatrix Med Group  *                    22,600     1,354,587
Province Healthcare Company  *
                                          20,700       742,613
Renal Care Group,
  Incorporated  *                         53,550     1,542,909
Resmed,  Incorporated  *                   6,500       294,938
Resources Care, Incorporated
  *                                       56,000     1,382,500
Sunrise Assisted Living,
  Incorporated  *                          6,800       352,750
Theragenics Corporation  *                52,600       884,337

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
DRUGS & HEALTH CARE-CONTINUED
Total Renal Care Holdings,
  Incorporated  *                         43,966    $1,299,745
                                                    ----------
                                                    15,989,679

ELECTRICAL EQUIPMENT - 0.74%
Artisan Components,
  Incorporated   *                        36,900       196,031
Level One Communications,
  Incorporated  *                         32,750     1,162,625
                                                    ----------
                                                     1,358,656

ELECTRONICS - 7.21%
Applied Micro Circuits
  Corporation  *                          30,900     1,049,634
Concord Communications,
  Incorporated  *                         10,900       618,575
Electronics For Imaging,
  Incorporated  *                         20,400       819,825
Flextronics International  *              24,900     2,132,062
Insight Enterprises,
  Incorporated  *                         15,300       778,388
Maxwell Technologies,
  Incorporated  *                          7,600       305,900
Micrel, Incorporated  *                   22,800     1,254,000
Qlogic Corporation  *                      5,400       706,725
Sipex Corporation  *                      11,400       400,425
Transwitch Corporation  *                 14,600       568,488
Uniphase Corporation  *                   19,400     1,345,875
Vitesse Semiconductor
  Corporation  *                          69,700     3,180,062
                                                    ----------
                                                    13,159,959

FINANCIAL SERVICES - 2.17%
Concord EFS, Incorporated  *              65,450     2,773,444
Icon Public, Ltd. *                       18,000       603,000
NCO Group,  Incorporated  *               13,000       585,000
                                                    ----------
                                                     3,961,444

FOOD & BEVERAGES - 0.48%
American Italian Pasta
  Company, Class A *                      33,300       878,288
                                                    ----------

INDUSTRIAL MACHINERY - .84%
Applied Power, Incorporated               40,700     1,536,425
                                                    ----------

INSURANCE - 1.04%
CenturyBusiness Services,
  Incorporated  *                         37,700       541,937
Mutual Risk Management, Ltd.*             34,600     1,353,725
                                                    ----------
                                                     1,895,662

                                          SHARES        VALUE
                                          ------        -----
LEISURE TIME - 0.63%
Family Golf Centers,
  Incorporated  *                         29,150      $575,713
Party City Corporation  *                 39,600       571,725
                                                    ----------
                                                     1,147,438

NEWSPAPERS - 1.08%
Gemstar Group Ltd.  *                     34,300     1,963,675
                                                    ----------

POLLUTION CONTROL - 0.34%
US Liquids, Incorporated  *               27,400       616,500
                                                    ----------

PUBLISHING - 0.18%
Consolidated Graphics,
  Incorporated  *                          4,800       324,300
                                                    ----------

RETAIL GROCERY - 0.60%
Whole Foods Market,
  Incorporated  *                         22,500     1,088,438
                                                    ----------

RETAIL TRADE - 1.95%
Dollar Tree Stores,
  Incorporated  *                         32,174     1,405,602
Linens'n Things, Incorporated  *           36,300    1,438,387
MSC Industrial Direct,
  Incorporated  *                         31,600       714,950
                                                    ----------
                                                     3,558,939

SOFTWARE - 16.13%
Advantage Learning Systems,
  Incorporated  *                          5,900       387,925
Aspect Development,
  Incorporated  *                         51,300     2,273,231
Avt Corporation  *                        15,500       449,500
Axent Technologies,
  Incorporated  *                         22,600       690,713
Best Software,  Incorporated  *           10,000       237,500
Bindview Development
  Corporation  *                          17,000       467,500
Broadvision,  Incorporated  *             11,000       352,000
Business Objects SA *                      8,300       269,750
Cerner Corporation  *                     16,800       449,400
Check Point Software Tech,
  Ltd.  *                                 44,500     2,038,656
Dendrite International,
  Incorporated  *                         13,400       334,581
Documentum,  Incorporated  *              10,500       561,094
Genesys Telecommunications
  Laboratory  *                           38,600       858,850
Geotel Communications
  Corporation  *                          46,500     1,732,125
Great Plains Software,
  Incorporated  *                         10,300       496,975


    The accompanying notes are an integal part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
SOFTWARE-CONTINUED
Henry Jack & Associates,
  Incorporated                            18,000      $895,500
IMR Global Corporation  *                 20,000       588,750
Iona Technologies PLC  *                   2,300        87,400
Medical Manager Corporation  *            43,300     1,358,537
Mercury Interactive
  Corporation  *                          29,700     1,878,525
Microchip Technology,
  Incorporated  *                         44,600     1,650,200
Micromuse,  Incorporated  *               30,200       588,900
Microstrategy,  Incorporated  *           19,500       614,250
New Dimension Software Ltd  *             19,700       948,063
Peregrine Systems,
  Incorporated  *                         27,100     1,256,762
Progress Software
  Corporation  *                          40,650     1,371,937
Sapient Corporation  *                    23,400     1,310,400
Siebel Systems, Incorporated  *           13,200       447,975
Software AG Systems,
  Incorporated  *                         45,000       815,625
Transaction Systems
  Architects, Incorporated  *             29,300     1,465,000
Tsi International Software
  Limited  *                              23,200     1,110,700
US Web Corporation  *                     23,100       609,263
Visual Networks,
  Incorporated  *                          7,700       288,750
Wind River Systems,
  Incorporated  *                         11,800       554,600
                                                   -----------
                                                    29,440,937

TELECOMMUNICATIONS SERVICES - 2.01%
E Tek Dynamics,
  Incorporated  *                         13,700       366,475
Excel Switching Corporation  *            50,700     1,926,600
Polycom,  Incorporated  *                 29,400       654,150
RF Micro Devices,
  Incorporated  *                         15,600       723,450
                                                   -----------
                                                     3,670,675

TELEPHONE - 0.63%
Pacific Gateway Exchange,
  Incorporated  *                         24,000     1,153,500
                                                   -----------

TOTAL COMMON STOCKS
(Cost: $97,854,990)                               $131,391,543
                                                  ------------

PRINCIPAL
AMOUNT                                               VALUE
------                                               -----
SHORT TERM INVESTMENTS - 20.13%
$36,762,793    Navigator Securities Lending
               Trust, 5.17%                        $36,762,793
                                                   -----------


PRINCIPAL
AMOUNT                                                   VALUE
------                                                   -----
REPURCHASE AGREEMENTS - 7.90%
$14,418,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1998 at 4.00%, to be
               repurchased at $14,424,408 on
               01/04/1999, collateralized by
               $10,790,000 U.S. Treasury Bonds,
               8.125% due 08/15/2019 (valued at
               $14,709,802, including interest         $14,418,000
                                                       -----------

TOTAL INVESTMENTS   (PILGRIM BAXTER GROWTH
TRUST)  (Cost: $149,035,783)                          $182,572,336
                                                      ============

SMALL/MID CAP TRUST

                                          SHARES       VALUE
                                          ------       -----
COMMON STOCKS - 75.91%
AIR TRAVEL - 1.84%
ASA Holdings, Incorporated                87,000    $2,653,500
Continental Airlines,
  Incorporated, Class B *                 93,600     3,135,600
Skywest,  Incorporated                    98,000     3,203,375
                                                    ----------
                                                     8,992,475

AUTOMOBILE PARTS- 0.56%
Wabash National Corporation              134,300     2,727,969
                                                    ----------

BANKING - 2.72%
Dime Bancorp, Incorporated               314,300     8,309,306
Sovereign Bancorp,
  Incorporated                           351,960     5,015,430
                                                    ----------
                                                    13,324,736

BROADCASTING - 1.22%
Jacor Communications,
  Incorporated, Class A *                 57,100     3,675,812
Jones Intercable,
  Incorporated  *                         64,300     2,290,688
                                                    ----------
                                                     5,966,500

BUSINESS SERVICES - 2.29%
At Home Corporation  *                    48,700     3,615,975
IMS Health, Incorporated                  54,400     4,103,800
Young & Rubicam,
  Incorporated  *                        108,400     3,509,450
                                                    ----------
                                                    11,229,225


The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMPUTERS & BUSINESS EQUIPMENT - 6.50%
America Online, Incorporated *            50,300    $8,048,000
Ceridian Corporation  *                  140,300     9,794,694
Citrix Systems, Incorporated  *           60,900     5,911,106
Quantum Corporation *                    378,800     8,049,500
                                                    ----------
                                                    31,803,300

DRUGS & HEALTH CARE - 16.90%
Allegiance Corporation                   200,000     9,325,000
Alza Corporation *                       193,000    10,084,250
Bergen Brunswig Corporation,
  Class A                                 70,400     2,455,200
Biogen, Incorporated *                    73,000     6,059,000
Biomatrix, Incorporated  *                43,000     2,504,750
Biomet, Incorporated *                    92,700     3,731,175
Centocor,  Incorporated  *               252,400    11,389,550
Elan PLC, ADR *                           55,400     3,853,763
Forest Labs, Incorporated  *             153,000     8,137,687
Health Management
  Association, Class A *                 267,600     5,786,850
McKesson Corporation *                   158,600    12,539,312
Omnicare, Incorporated                   198,000     6,880,500
                                                    ----------
                                                    82,747,037

ELECTRICAL EQUIPMENT - 2.43%
Sanmina Corporation  *                   190,200    11,887,500
                                                    ----------

ELECTRONICS - 1.15%
Linear Technology Corporation
                                          24,000     2,149,500
Newbridge Networks Corp  *               114,700     3,484,013
                                                    ----------
                                                     5,633,513

FINANCIAL SERVICES - 2.15%
Finova Group, Incorporated               131,800     7,108,962
Paine Webber Group,
  Incorporated                            88,200     3,406,725
                                                    ----------
                                                    10,515,687

FOOD & BEVERAGES - 3.60%
Aurora Foods, Incorporated  *            157,600     3,122,450
Suiza Foods Corporation *                163,000     8,302,812
United States Foodservice  *             127,000     6,223,000
                                                    ----------
                                                    17,648,262

FOREST PRODUCTS - .96%
Sealed Air Corporation *                  92,200     4,707,963
                                                    ----------

HOMEBUILDERS - 1.12%
Champion Enterprises,
  Incorporated  *                        200,500     5,488,688
                                                    ----------


                                          SHARES      VALUE
                                          ------      -----
HOTELS & RESTAURANTS - 2.60%
Outback Steakhouse,
  Incorporated *                         260,100   $10,371,487
Papa Johns International,
  Incorporated *                          53,000     2,338,625

                                                    12,710,112
                                                   -----------

HOUSEHOLD APPLIANCES - 2.49%
Furniture Brands International,
  Incorporated  *                        186,200     5,073,950
Leggett & Platt, Incorporated *          324,200     7,132,400
                                                   -----------
                                                    12,206,350

HOUSEHOLD PRODUCTS - 3.58%
Black & Decker Corporation                37,900     2,124,769
Corning, Incorporated                     86,500     3,892,500
Dial Corporation                         164,800     4,758,600
Williams Sonoma,
  Incorporated  *                        167,800     6,764,437
                                                   -----------
                                                    17,540,306

INSURANCE - 0.75%
Fremont General Corporation              147,600     3,653,100
                                                   -----------

LEISURE TIME - 1.86%
International Game Technology
                                         375,600     9,131,775
                                                   -----------

RAILROADS & EQUIPMENT - 2.65%
Kansas City Southern
  Industries, Incorporated               264,000    12,985,500
                                                   -----------

RETAIL GROCERY - 1.92%
Food Lion,  Incorporated,
  Class A                                290,000     3,081,250
Starbucks Corporation *                  112,800     6,330,900
                                                   -----------
                                                     9,412,150

RETAIL TRADE - 7.65%
Bed Bath & Beyond,
  Incorporated *                         322,700    11,012,137
Best Buy Company,
  Incorporated *                          33,300     2,043,788
BJ's Wholesale Club,
  Incorporated *                         133,000     6,159,562
Borders Group, Incorporated  *           140,100     3,493,744
Family Dollar Stores,
  Incorporated                           191,200     4,206,400
Office Depot, Incorporated  *            285,700    10,553,044
                                                   -----------
                                                    37,468,675

SOFTWARE - 6.85%
Compuware Corporation *                   83,300     6,507,812
Intuit, Incorporated *                   150,300    10,896,750



The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
SOFTWARE-CONTINUED
Microchip Technology,
  Incorporated  *                        292,000   $10,804,000
Siebel Systems, Incorporated  *          157,700     5,351,944
                                                   -----------
                                                    33,560,506

TELECOMMUNICATIONS SERVICES - 1.23%
Ascend Communications,
  Incorporated *                          55,600     3,655,700
Cox Communications,
  Incorporated, Class A *                 34,500     2,384,814
                                                   -----------
                                                     6,040,514

TRANSPORTATION - .89%
Coach USA,  Incorporated *               125,400     4,349,813
                                                   -----------

TOTAL COMMON STOCKS
(Cost: $312,772,259)                              $371,731,656
                                                   -----------


PRINCIPAL
AMOUNT                                               VALUE
------                                               -----
SHORT TERM INVESTMENTS - 24.09%
$94,244,827    Navigator Securities Lending
               Trust, 5.17%                        $94,244,827
    5,000,000  Bayerische Vereinsbank AG
               5.80% due 01/05/1999                  4,996,778
    5,000,000  Eagle Funding Capital
               Corporation, 5.70% due 01/19/1999     4,985,750
    4,000,000  Ford Motor Credit Company
               Discount,  5.69% due 01/08/1999       3,995,574
    5,000,000  Hertz Corporation
               5.69% due 01/05/1999                  4,996,839
    4,738,474  Seven Seas Money Market Fund
               4.87%                                 4,738,474
                                                 --------------
                                                  $117,958,242
TOTAL INVESTMENTS   (SMALL/MID CAP TRUST)
(Cost: $430,730,502)                              $489,689,898
                                                  =============




 INTERNATIONAL STOCK TRUST

                                         SHARES          VALUE
                                         ------          -----

COMMON STOCKS - 86.19%
AEROSPACE - 0.07%
Soc Europ Des Satellites SA  *
                                           1,200      $183,975
                                                      --------
ALUMINUM - 0.01%
Granges AB                                 1,695        24,409
                                                      --------


                                         SHARES        VALUE
                                         ------        -----
APPAREL & TEXTILES - 0.12%
Gucci Group NV                             6,347      $308,623
                                                      --------

AUTO PARTS - 0.58%
Denso Corporation                         79,000     1,460,504
                                                    ----------

AUTOMOBILES - 0.35%
Buderus AG                                   250        91,054
Honda Motor Company                        5,000       164,087
Rolls Royce                               62,000       257,518
Volkswagen AG                              4,660       371,883
                                                    ----------
                                                       884,542

BANKING - 11.38%
ABN AMRO Holdings                         48,200     1,013,414
Argentaria Corporation BC                 24,830       642,065
Banca Commerciale Italiana                41,000       282,682
Banco di Roma *                          411,000       695,999
Banco Bilbao Vizcaya SA                   24,420       382,314
Banco Bradesco SA                     30,169,740       160,633
Banco De Galiciay Buenos
  Aires SA, ADR                            5,775       101,784
Banco Frances Del Rio De La
  Plata, ADR                               7,870       163,302
Banco Itau SA                            344,000       167,969
Banco Santander SA *                      55,756     1,106,332
BayerischeHypo Vereinsbank AG             24,013     1,880,293
Commonwealth Bank of Australia            39,077       554,654
Credit Commercial de France                8,551       793,770
Credit Suisse Group                        5,756       900,881
Den Danske Bank                            3,115       418,479
Deutsche Bank AG                          17,408     1,024,154
Dexia France                                 975       150,148
Dresdner Bank AG*                         34,462     1,240,908
Hang Seng Bank, Ltd. *                    23,000       205,580
HSBC Holdings                             14,000       348,753
Kredietbank NV KBC Bankverzekerin         31,670     2,491,825
National Australia Bank, Ltd.                 18           271
National Westminster                     315,000     6,096,943
Nordbanken AB Holding                    199,031     1,273,830
Royal Bank Canada                          2,970       148,743
San Paolo IMI SPA  *                      70,015     1,236,468
Societe Generale                           4,599       744,428
UBS AG *                                   7,128     2,189,718
Unibanco Uniao De Barncos
  Bras, GDR  *                             8,000       115,500
Unicredito Italiano                      234,538     1,389,398
Unidanmark                                 1,915       173,016
Westpac Banking Corporation,
  Ltd.                                    91,061       609,343
                                                    ----------
                                                    28,703,597

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
BROADCASTING - 0.75%
Grupo Televisa SA, ADR                    10,800      $266,625
News Corporation                          65,021       429,516
Publishing & Broadcasting, Ltd.*          70,000       305,840
Sangetsu Company                           3,000        44,847
TV Azteca, SA, ADR  *                     10,200        68,213
TF1 TV Francaise                           4,420       786,603
                                                     ---------
                                                     1,901,644

BUSINESS SERVICES - 2.63%
Adecco SA                                  3,090     1,410,373
Brambles Industries, Ltd.                 15,000       365,372
Esselte AB                                 2,690        44,034
Kokuyo Company                            22,000       295,993
Toppan Printing Company                   52,000       634,763
Vivendi                                   14,965     3,881,104
                                                     ---------
                                                     6,631,639

CHEMICALS - 1.62%
Akzo Nobel NV, ADS                         3,880       176,580
Bayer AG                                  19,161       799,620
Hoechst AG                                 6,467       268,133
Kuraray Company                           63,000       694,923
Sekisui Chemical Company, Ltd.            87,000       584,874
Shin-Etsu Chemical Company,
  Ltd.                                    50,000     1,203,007
UCB SA                                        60       367,949
                                                     ---------
                                                     4,095,086

COMPUTERS & BUSINESS EQUIPMENT - 0.09%
Fujitsu, Ltd.                             17,000       226,316
                                                     ---------

CONGLOMERATES - 1.16%
Hutchison Whampoa, Ltd.                  187,000     1,321,474
Tomkins                                  332,500     1,579,914
                                                     ---------
                                                     2,901,388

CONSTRUCTION MATERIALS - 0.83%
Caradon                                  156,300       267,468
Cemex SA - B Shares                       20,000        50,167
Cemex SA                                     600         1,293
Cemex SA, ADR                             34,000       148,519
Cie de Staint Gobain                       5,815       820,611
Heywood Williams                           5,000        17,860
Hornbach Holding AG *                      2,250       133,655
Hornback Baumarket                           570        20,521
Lafarge                                    3,833       364,036
Lapeyre                                    3,930       280,463
                                                     ---------
                                                     2,104,593

CONSTRUCTION & MINING EQUIPMENT - 0.20%
Atlas Copco AB                            23,770       514,907
                                                     ---------

                                          SHARES        VALUE
                                          ------        -----
CONTAINERS & GLASS - 0.02%
Compania Cervecerias Unidas
  SA, ADR                                  2,094       $40,310
                                                     ---------

CRUDE PETROLEUM & NATURAL GAS - 1.18%
Elf Aquitaine SA                           6,541       755,766
ENI SPA                                  223,873     1,462,293
Gas Natural Sdg                            6,966       757,280
                                                     ---------
                                                     2,975,339

DOMESTIC OIL - 0.19%
Petrol Brasileiros                     3,507,000       397,632
Primagaz                                     870        82,472
                                                     ---------
                                                       480,104

DRUGS & HEALTH CARE - 9.86%
Astra AB                                 107,466     2,182,440
Daiichi Pharmaceutical Company
                                          42,000       709,226
Fresenius AG                               1,270       267,473
Gehe AG                                   28,170     1,943,808
Glaxo Wellcome PLC                       114,000     3,924,373
L'Oreal                                      815       588,911
Novartis AG *                              1,740     3,419,961
Rhon Klinikum AG                           3,960       393,244
Roche Holdings AG *                          213     2,598,733
Sankyo Company                            63,000     1,376,470
Sanofi Company SA                         10,352     1,703,423
Shiseido Company                          35,000       449,535
SmithKline Beecham PLC                   383,100     5,309,490
                                                     ---------
                                                    24,867,087

ELECTRICAL EQUIPMENT - 2.80%
ABB AB                                    38,010       404,670
ABB AG                                       720       843,853
Alcatel Alsthom Cie Generale
  D'Electric                               7,585       927,945
Hitachi, Ltd. *                          105,000       650,155
Legrand                                    1,780       471,504
Makita Corporation                        35,000       389,783
NEC Corporation                          132,000     1,214,330
Samsung Electronics Company                1,689       113,302
Siemens AG                                 7,820       504,410
Sumitomo Electric Industries, Ltd.       134,000     1,506,537
                                                     ---------
                                                     7,026,489

ELECTRIC UTILITIES - 1.84%
Australia Gas and Light                   40,988       295,222
Cemig Cia Energetica                   6,867,000       130,713
Centrica  *                               77,000       157,991
Chilectra SA, ADR                          4,004        88,670
China Light & Power Company,
  Ltd.                                    68,000       338,789


The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

ELECTRICAL UTILITIES-CONTINUED            Shares         Value
-----------------------------             ------         -----
Companhia Energeticade Minas
  Gerais, ADR                             16,027      $305,100
Endesa SA                                 33,754       893,013
Huaneng Power International,
  Incorporated, ADR  *                    23,000       333,500
Iberdrola SA                              40,386       754,467
VEBA AG                                   22,400     1,340,022
                                                     ---------
                                                     4,637,487

ELECTRONICS - 3.62%
Advantest *                                2,580       163,404
Alps Electric Company                     17,000       312,030
Electrocomponents                         47,000       310,002
Fanuc, Ltd.                               11,700       400,522
Kyocera Corporation                       22,000     1,161,787
Murata Manufacturing Company, Ltd.        28,000     1,161,610
Nokia AB OY, Series A                     13,398     1,629,096
Schneider SA                              20,692     1,254,621
SGS Thomson Microelectronics,
  Incorporated  *                          6,070       477,696
TDK Corporation                           20,000     1,827,510
Tokyo Electron, Ltd.                      11,200       425,015
                                                     ---------
                                                     9,123,293

FINANCIAL SERVICES - 3.00%
Colonial, Ltd.  *                        135,082       463,545
Dexia (Credit Company B)  *                2,008       333,989
Fomento Econ Mexico  *                    78,000       212,577
Fortis Amev NV NL                         22,190     1,837,847
International Nederlanded Groep NV        61,249     3,732,906
Lend Lease Corporation *                  18,464       248,917
Nomura Securities Company, Ltd.           86,000       749,314
                                                     ---------
                                                     7,579,095

FOOD & BEVERAGES - 5.57%
Cadbury Schweppes                        110,000     1,882,373
CSM NV                                    18,310     1,056,477
Danone                                     2,950       844,214
Goodman Fielder, Ltd.                    207,000       209,296
Gruma SA de CV  *                         30,907        77,993
Gruma SA de CV, ADR  *                     7,163        71,182
Hillsdown Holdings                        18,500        23,052
Kao Corporation                           46,000     1,037,594
Nestle SA *                                1,968     4,283,555
Numico (Kon) NV                           17,680       842,263
Orkla SA                                  90,720     1,355,099
Panamerican Beverages,
  Incorporated, Class A                   13,000       283,563
Sodexho Alliance SA                        9,290     2,076,999
                                                     ---------
                                                    14,043,660

                                           SHARES        VALUE
                                           ------        -----
FOREST PRODUCTS - 0.10%
Sumitomo Forestry                         34,000      $243,609
                                                     ---------
GAS & PIPELINE UTILITIES - 0.14%
Italgas                                   55,000       297,544
Rao Gazprom, ADR                           6,547        54,995
                                                     ---------
                                                       352,539

HOMEBUILDERS - 0.51%
Daiwa House Industry Company, Ltd.        53,000       563,989
Groupe Grands Travaux de Marseille         1,620       168,056
Sekisui House                             53,000       560,239
                                                     ---------
                                                     1,292,284

HOTELS & RESTAURANTS - 0.18%
Ladbroke Group                           112,000       450,307
                                                     ---------

HOUSEHOLD APPLIANCES - 2.28%
Electrolux AB                             66,280     1,138,005
Industrie Natuzzi SPA, ADR                 5,000       124,375
Matsushita Electric
  Industrial Company, Ltd.                87,000     1,538,372
Philips Electronics NV                    15,750     1,056,316
Pioneer Electronic                        15,000       251,437
Sony Corporation *                        22,700     1,652,552
                                                     ---------
                                                     5,761,057

HOUSEHOLD PRODUCTS - 1.24%
Kimberly-Clark de Mexico, SA de CV        65,000       207,328
Laing (John)                              20,000        83,070
Unilever NV                               27,436     2,343,896
Unilever PLC                              45,000       506,147
                                                     ---------
                                                     3,140,441

INDUSTRIAL MACHINERY - 1.67%
Amada Company, Ltd.                       34,000       164,511
GKN                                       23,000       305,699
Grupo Industrial Maseca                   83,000        67,023
Komatsu                                   55,000       288,501
Komori Corporation                        20,000       421,053
Mannesmann AG *                           17,000     1,948,278
Mitsubishi Heavy Industries, Ltd.        263,000     1,023,618
                                                     ---------
                                                     4,218,683

INSURANCE - 3.50%
Abbey National                            65,000     1,383,369
Allianz AG Holding                         3,600     1,319,813
Assicurazioni Generali                    24,360     1,016,565
AXA/UAP                                   12,701     1,840,066
Fortis AG                                  3,542     1,275,612
Istituto Nazionale delle Assicurazioni   305,000       805,180
Mediolanum                               110,370       817,704


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                           SHARES        VALUE
                                           ------        -----
INSURANCE-CONTINUED
Tokio Marine & Fire Insurance
  Company                                 28,000      $334,365
                                                     ---------
                                                     8,792,674

INTERNATIONAL OIL - 2.81%
Oil Company Lukoil, ADR                      550         8,526
Royal Dutch Petroleum Company
                                          40,898     2,035,430
The British Petroleum Company
  PLC                                     65,000       967,603
The Shell Transport and
  Trading Company PLC                    542,500     3,334,856
YPF Sociedad Anonima, ADR                 26,754       747,440
                                                     ---------
                                                     7,093,855

LEISURE TIME - 0.84%
Compass Group PLC                        104,000     1,187,041
Pathe SA                                     880       245,537
Rank Group PLC                            54,500       208,312
Star City Holdings  *                    196,600       173,843
TABCORP Holdings, Ltd.                    51,000       312,519
                                                     ---------
                                                     2,127,252

LIQUOR - 1.36%
Diageo                                   290,240     3,218,728
Grupo Modelo SA, Series C                104,000       220,450
                                                     ---------
                                                     3,439,178

NEWSPAPERS - 0.37%
United News &  Media PLC                 108,000       938,428
                                                     ---------

NON-FERROUS METALS - 0.62%
Alcan Aluminum, Ltd.                       9,300       252,502
Rio Tinto, Ltd. *                         78,150       908,872
Sandvik AB, A Shares                       1,440        24,990
Sandvik AB, B Shares                      22,050       379,948
                                                     ---------
                                                     1,566,312

PAPER - 0.06%
David S. Smith Holdings                   83,000       146,170
                                                     ---------

PETROLEUM SERVICES - 1.59%
BG PLC ADS                                82,764       532,143
Norsk Hydro AS                            33,433     1,130,786
Repsol SA                                  8,249       439,382
Saga Petroleum                             2,590        23,689
TOTAL SA, B Shares  *                     18,519     1,874,755
                                                     ---------
                                                     4,000,755

PHOTOGRAPHY - 0.70%
Canon, Incorporated                       83,000     1,773,065
                                                     ---------

                                         SHARES        VALUE
                                         ------        -----
PUBLISHING - 4.14%
ASM Lithography Holdings NV  *            25,430      $776,964
CBT Group Public PLC, ADR  *              18,886       280,929
Elsevier NV                              119,332     1,670,534
Fairfax (John)                            57,000       117,011
Reed International PLC                   281,300     2,233,949
Singapore Press Holdings, Ltd. *          19,710       214,888
Wolters Kluwer NV                         24,099     5,154,084
                                                    ----------
                                                    10,448,359

RAILROADS & EQUIPMENT - 0.26%
East Japan Railway                           118       658,629
                                                    ----------

REAL ESTATE - 0.68%
Cheung Kong Holdings                      21,000       151,111
Henderson Land Development                78,000       403,712
Mitsui Fudosan Company                   134,000     1,013,445
Sun Hung Kai Properties                   20,000       145,852
                                                    ----------
                                                     1,714,120

RETAIL GROCERY - 2.66%
Ahold (Kon) NV                            44,681     1,650,536
ASDA Group                               249,000       668,109
Jeronimo Martins SGPS,SA                  22,800     1,247,851
Koninklijke Ahold NV                       5,710       285,698
Safeway                                  140,000       702,442
Seven Eleven Japan Company,
  Ltd.                                     7,000       563,468
Tesco                                    367,500     1,068,491
Uny Company, Ltd.                         28,000       511,455
                                                    ----------
                                                     6,698,050

RETAIL TRADE - 5.02%
Carrefour SA                               1,622     1,223,970
Citizen Watch Company                     24,000       144,361
Fielmann AG                                  930        44,642
Hennes &  Mauritz AB                      22,660     1,846,313
Ito-Yokado Company, Ltd.                  18,000     1,257,850
Kingfisher                               336,000     3,639,674
Marui Company, Ltd. *                     62,000     1,192,835
Mitsubishi Corporation                    55,000       316,232
Pin Printemps Redo                        11,935     2,279,839
Rinascente (La)                           17,000       174,735
Sumitomo Corporation                     109,000       530,296
                                                    ----------
                                                    12,650,747

SOFTWARE - 0.53%
SAP AG                                     3,100     1,339,254
                                                    ----------
STEEL - 0.04%
Tokyo Steel Manufacturing                 18,200        91,121
                                                    ----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
TELECOMMUNICATIONS SERVICES - 2.85%
Cable & Wireless ADS                     157,500    $1,925,901
China Telecom, Ltd. *                    110,000       190,252
Hong Kong Telecommunications, Ltd.       154,800       270,734
Mahanagar Telephone Nigam, Ltd.           13,000       156,000
Nippon Telegraph & Telephone
  Corporation                                116       894,755
NTT Mobile Communication
  Network, Incorporated *                     16       658,116
Telecom Corporation Of New
  Zealand  *                             128,000       454,273
Telecomunicacoes Brasileiras, ADR         26,000     1,889,875
Telesp Celular SA  *                   2,085,000        91,627
Telstra Corporation *                    141,060       659,531
                                                    ----------
                                                     7,191,064

TELEPHONE - 4.10%
DDI Corporation                              113       419,814
Deutsche Telekom AG                       30,477     1,002,124
Swisscom AG *                                952       398,486
Tele Danmark                               1,265       170,739
Telecom Italia Mobile                    266,162     1,963,880
Telecom Italia SPA *                     336,177     2,866,791
Telefonica de Argentina SA, ADR           13,420       374,921
Telefonica SA*                            81,076     1,836,076
Telefonos de Mexico SA, ADR               21,000     1,022,436
Telesp Tel Sao Paulo                   2,208,000       300,966
                                                    ----------
                                                    10,356,233

TRANSPORTATION - 0.07%
TNT Post Groep NV                          5,710       183,880
                                                    ----------
TRUCKING & FREIGHT - 0.01%
Bergesen  ASA                              1,640        19,641
                                                    ----------
TOTAL COMMON STOCKS
(Cost: $195,757,295)                              $217,401,794
                                                  ------------

PREFERRED STOCK - 0.44%
BROADCASTING - 0.14%
News Corporation                          56,617       344,510
                                                    ----------
CONGLOMERATES - 0.02%
Companhia Brasileira de
  Destribuicao Grupo Pao de
  Acucar, ADR                              4,000        62,000
                                                    ----------
SOFTWARE - 0.28%
SAP AG                                     1,502       716,663
                                                    ----------
TOTAL PREFERRED STOCK
(Cost: $1,142,121)                                  $1,123,173
                                                    ----------

PRINCIPAL
AMOUNT                                               VALUE
------                                               -----
SHORT TERM INVESTMENTS - 7.84%
$19,771,574    Navigator Securities Lending
               Trust, 5.17%                        $19,771,574
                                                  ------------
REPURCHASE AGREEMENTS - 5.53%
$13,951,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1998 at 4.00%, to be
               repurchased at $13,957,200 on
               01/04/1999, collateralized by
               $13,345,000 U.S. Treasury Notes,
               5.75% due 08/15/2003 (valued at
               $14,231,188, including interest)    $13,951,000
                                                  ------------
TOTAL INVESTMENTS   (INTERNATIONAL STOCK
TRUST)  (Cost: $230,621,990)                      $252,247,541
                                                  ------------

WORLDWIDE GROWTH TRUST

                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 78.11%
AIR FREIGHT - 1.10%
FDX Corporation  *                         6,000      $534,000
                                                     ---------

AIR TRAVEL - 1.29%
Deutsche Lufthansa AG                     28,350       625,993
                                                     ---------

APPAREL & TEXTILES - 0.75%
Jones Apparel Group,
  Incorporated *                          16,525       364,583
                                                     ---------

AUTOMOBILES - 1.85%
Daimler Chrysler AG Stuttgart *            3,741       359,370
Volkswagen AG *                           10,750       535,371
                                                     ---------
                                                       894,741

BANKING - 4.93%
Allied Irish Banks *                      26,000       463,067
Banco di Roma *                          284,325       481,484
Dresdner Bank AG                          10,000       420,017
Merita PLC *                             125,000       789,370
Unicredito Italiano                       39,425       233,553
                                                     ---------
                                                     2,387,491

BROADCASTING - 4.73%
Arn Mondadori Edit                        15,000       198,222
Jacor Communications,
  Incorporated, Class A *                 13,875       893,203
Pearson PLC                               41,875       832,672
Prosieben Media AG                         7,900       364,994
                                                     ---------
                                                     2,289,091


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                               SHARES        VALUE
                                               ------        -----
BUILDING MATERIALS & CONSTRUCTION - 2.24%
Brisa-Auto Estrada de Portugal, SA *           18,450    $1,086,534
                                                         ----------

BUSINESS SERVICES - 3.24%
Cap Gemini SA *                                 3,500       561,527
Konami Company                                 22,000       636,356
Manpower, Incorporated                         14,450       363,959
                                                         ----------
                                                          1,561,842

COMPUTERS & BUSINESS EQUIPMENT - 1.73%
Oce-Van Der Grinten *                          23,300       837,148
                                                         ----------

CONSTRUCTION MATERIALS - 0.69%
Hornbach Holding AG *                           5,600       332,653
                                                         ----------

DRUGS & HEALTH CARE - 7.57%
Biogen, Incorporated *                          4,800       398,400
Columbia/HCA Healthcare
  Corporation *                                16,000       396,000
Elan PLC, ADR *                                18,400     1,279,950
HEALTHSOUTH Corporation *                      24,000       370,500
Novartis AG *                                     295       579,821
Pfizer, Incorporated *                          2,000       250,875
Schwarz Pharmaceuticals AG *                    5,300       305,324
Teva Pharmaceutical Industries, Ltd.            2,000        81,375
                                                         ----------
                                                          3,662,245

ELECTRICAL EQUIPMENT - 1.35%
Emerson Electric Company                       10,800       653,400
                                                         ----------

ELECTRIC UTILITIES - 1.25%
Union Elec Fenosa *                            35,000       604,595
                                                         ----------

ELECTRONICS - 2.67%
Checkfree Holdings Corporation *               12,000       280,500
Intel Corporation                               4,000       474,250
Motorola, Incorporated *                        6,275       383,167
Taiwan Semiconductor
  Manufacturing Company, Ltd. *                11,000       156,063
                                                         ----------
                                                          1,293,980

FINANCIAL SERVICES - 6.77%
Citigroup, Incorporated  *                      8,000       396,000
International Nederlanded Groep NV             13,500       822,776
Marschollek Lautenschlaeger
  und Partner AG                                2,000     1,140,046
Takefuji Corporation                           12,600       919,505
                                                         ----------
                                                          3,278,327

FOOD & BEVERAGES - 5.43%
Danone                                          2,725       779,825
Kao Corporation                                31,000       699,248


                                          SHARES        VALUE
                                          ------        -----
FOOD & BEVERAGES-CONTINUED
PepsiCo, Incorporated                     18,950      $775,766
Superdiplo SA *                           13,250       372,458
                                                    ----------
                                                     2,627,297

HOTELS & RESTAURANTS - 1.54%
Ladbroke Group                           185,675       746,525
                                                    ----------

HOUSEHOLD APPLIANCES - 0.91%
Industrie Natuzzi SPA, ADR                 4,600       114,425
Sony Corporation *                         4,500       327,598
                                                    ----------
                                                       442,023

HOUSEHOLD PRODUCTS - 1.46%
Benckiser NV                              10,775       705,448
                                                    ----------

INDUSTRIAL MACHINERY - 1.54%
Mannesmann AG *                            6,500       744,930
                                                    ----------

INSURANCE - 1.99%
Royal & Sun Alliance
  Insurance Group PLC                     60,675       493,949
WPP Group PLC                             77,675       471,031
                                                    ----------
                                                       964,980

INTERNATIONAL OIL - 1.72%
YPF Sociedad Anonima, ADR                 29,750       831,141
                                                    ----------

LEISURE TIME - 1.56%
Compass Group PLC                         66,325       757,024
                                                    ----------

NEWSPAPERS - 2.01%
Ver Ned Uitgevers *                       25,750       970,405
                                                    ----------

PUBLISHING - 1.05%
Time Warner, Incorporated                  8,200       508,912
                                                    ----------

RETAIL TRADE - 2.87%
Dixons Group                              47,350       665,528
Guitar Center, Incorporated *             29,450       725,206
                                                    ----------
                                                     1,390,734

SOFTWARE - 2.15%
Business Objects SA *                      4,000       130,000
JD Edwards & Company *                    12,700       360,363
Parametric Technology Corporation *       33,500       548,562
                                                    ----------
                                                     1,038,925

TELECOMMUNICATIONS SERVICES - 6.45%
MCI Worldcom, Incorporated *              20,500     1,470,875
Metronet Communications
  Corporation *                           10,175       340,862
NTT Mobile Communication
  Network, Incorporated *                     25     1,028,306


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                           SHARES        VALUE
                                           ------        -----
TELECOMMUNICATIONS SERVICES-CONTINUED
Portugal Telecom SA *                      6,000      $275,222
                                                    ----------
                                                     3,115,265

TELEPHONE - 3.20%
British Telecommunication *               26,000       393,521
Swisscom AG *                              1,600       669,724
Telecom Italia SPA *                      57,000       486,075
                                                    ----------
                                                     1,549,320

TIRES & RUBBER - 0.40%
Continental AG                             7,000       193,208
                                                    ----------

TOBACCO - 0.80%
Austria Tabak                              5,000       383,385
                                                    ----------

TRANSPORTATION - 0.87%
TNT Post Groep NV                         13,000       418,641
                                                    ----------

TOTAL COMMON STOCKS
(Cost: $32,938,186)                                $37,794,785
                                                    ----------


PRINCIPAL
AMOUNT                                               VALUE
------                                               -----
SHORT TERM INVESTMENTS - 12.95%
$6,267,232     Navigator Securities Lending
               Trust, 5.17%                         $6,267,232
                                                    ----------

REPURCHASE AGREEMENTS - 8.94%
$4,327,000     Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1998 at 4.00%, to be
               repurchased at $4,328,923 on
               01/04/1999, collateralized by
               $2,640,000 U.S. Treasury Bonds,
               13.25% due 05/15/2014 (valued at
               $4,416,126, including interest)      $4,327,000
                                                    ----------

TOTAL INVESTMENTS   (WORLDWIDE GROWTH
TRUST)  (Cost: $43,532,418)                        $48,389,017
                                                   ===========

GLOBAL EQUITY TRUST

                                          SHARES          VALUE
                                          ------          -----
COMMON STOCKS - 94.85%
AGRICULTURAL OPERATIONS - 0.21%
Cadiz,  Incorporated *                   259,850    $1,981,356
                                                    ----------

                                          SHARES        VALUE
                                          ------        -----
ALUMINUM - 0.88%
Aluminum Company of America              111,700    $8,328,631
                                                    ----------

AUTO PARTS - 1.44%
Borg-Warner Automotive,
  Incorporated                           243,550    13,593,134
                                                    ----------

AUTOMOBILES - 0.97%
Volkswagen AG                            114,610     9,146,244
                                                    ----------

BANKING - 6.32%
ABN AMRO Holdings NV                     446,373     9,385,071
Bank Of Ireland                          657,777    14,392,632
Chase Manhattan Corporation              209,500    14,259,094
Mellon Bank Corporation                  164,650    11,319,687
Nordbanken Holding                     1,587,800    10,162,170
                                                    ----------
                                                    59,518,654

BROADCASTING - 1.03%
Mediaset SPA                           1,201,979     9,741,159
                                                    ----------

BUSINESS SERVICES - 0.42%
Intelidata Technologies Corporation *    963,600     1,264,725
NCR Corporation *                         55,826     2,330,735
                                                    ----------
                                                     3,595,460

CHEMICALS - 3.67%
B.F. Goodrich Company                    213,700     7,666,488
BASF AG                                  379,610    14,486,497
Bayer AG                                 174,600     7,286,349
Rhone Poulenc SA                         100,000     5,143,981
                                                    ----------
                                                    34,583,315

COMPUTERS & BUSINESS EQUIPMENT - 1.58%
Data General Corporation *               908,450    14,932,647
                                                    ----------

CONGLOMERATES - 0.72%
CSR, Ltd.                              2,757,000     6,740,873
                                                    ----------

CONSTRUCTION MATERIALS - 3.07%
Blue Circle Industries                   379,900     1,988,179
Cimpor-Cimentos de Portugual SA          225,710     7,208,224
Holderbank Financiere Glarus, Ltd.         9,100    10,771,347
Wolseley PLC                           1,418,900     8,910,852
                                                    ----------
                                                    28,878,602

CONTAINERS & GLASS - 0.00%
Toyo Seikan Kaisha                           100         1,697
                                                    ----------

CRUDE PETROLEUM & NATURAL GAS - 1.36%
Elf Aquitaine SA                         111,230    12,851,830
                                                    ----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
DOMESTIC OIL - 0.79%
Tenneco, Incorporated                    219,200    $7,466,500
                                                    ----------

DRUGS & HEALTH CARE - 4.27%
Fujisawa Pharmaceutical
  Company, Ltd.                          569,000     8,053,074
Pharmacia & Upjohn,
  Incorporated                           265,500    15,033,937
Reckitt & Colman                       1,295,117    17,138,407
                                                    ----------
                                                    40,225,418

ELECTRICAL EQUIPMENT - 0.81%
ABB AG                                     2,390     2,801,121
Hitachi, Ltd. *                          776,000     4,804,954
                                                    ----------
                                                     7,606,075

ELECTRIC UTILITIES - 4.60%
Iberdrola SA                             806,000    15,057,205
Unicom Corporation                       348,300    13,431,319
VEBA AG                                  248,100    14,841,936
                                                    ----------
                                                    43,330,460

ELECTRONICS - 2.53%
Ascom Holding AG *                         2,420     3,787,581
GenRad, Incorporated *                   501,400     7,897,050
Premier Farnell PLC, ADS                 930,200     2,472,703
TDK Corporation                          106,000     9,685,803
                                                    ----------
                                                    23,843,137

FINANCIAL SERVICES - 4.73%
Enhance Financial Services
  Group, Incorporated                    252,600     7,578,000
Finova Group, Incorporated               247,840    13,367,870
International Nederlanded Groep NV       237,602    14,480,986
PennCorp Financial Group,
  Incorporated                           534,200       534,200
UST Corporation                          366,400     8,633,300
                                                    ----------
                                                    44,594,356

FOOD & BEVERAGES - 9.21%
Allied Domecq PLC                        115,500     1,067,881
Bongrain SA                               12,268     5,485,602
Danisco A/S                                5,585       302,755
Danone                                    63,720    18,235,021
IBP, Incorporated                         97,000     2,825,125
Japan Tobacco, Incorporated                1,080    10,795,223
Kao Corporation                          695,000    15,676,692
Lion Nathan, Ltd.                      2,090,250     5,312,517
Nestle SA *                               12,000    26,119,240
Salvesen Christian                       650,122       982,906
                                                    ----------
                                                    86,802,962

                                          SHARES        VALUE
                                          ------        -----
[S]                                    [C]          [C]
FOREST PRODUCTS - 0.74%
Georgia-Pacific Corporation              118,450    $6,936,728
                                                    ----------

GAS & PIPELINE UTILITIES - 0.39%
Ocean Energy, Incorporated *             583,345     3,682,365
                                                    ----------

HOMEBUILDERS - 0.77%
Green Property Company                 1,243,540     7,212,680
                                                    ----------

HOUSEHOLD APPLIANCES - 1.55%
Matsushita Electric
  Industrial Company, Ltd.               404,000     7,143,706
Philips Electronics NV                   111,700     7,491,457
                                                    ----------
                                                    14,635,163

HOUSEHOLD PRODUCTS - 1.61%
Benckiser NV                             147,200     9,637,302
Tupperware Corporation                   338,500     5,564,094
                                                    ----------
                                                    15,201,396

INDUSTRIAL MACHINERY - 1.12%
Bobst AG                                   2,500     3,093,834
Tecumseh Products Company                133,700     6,233,762
Valmet Corporation                        91,570     1,221,173
                                                    ----------
                                                    10,548,769

INSURANCE - 6.66%
MBIA, Incorporated                       282,350    18,511,572
Pohjola Insurance Group,
  Series B                                 6,000       327,123
Royal Sun Alliance Insurance Group
  PLC                                  1,117,307     9,095,870
SCOR                                     186,750    12,342,000
Sumitomo Marine & Fire                   836,000     5,294,790
Terra Nova Bermuda Holdings, Ltd.        153,900     3,885,975
WPP Group PLC                          2,197,400    13,325,320
                                                    ----------
                                                    62,782,650

MINING - 1.33%
English China Clay                       731,260     1,980,319
Potash Corporation of
  Saskatchewan, Incorporated              12,205       779,594
Potash Corporation of Saskatchewan,
  Incorporated                           151,795     9,782,013
                                                    ----------
                                                    12,541,926

PAPER - 1.59%
Boise Cascade Corporation                376,200    11,662,200
Clondalkin Group                         513,400     3,326,566
                                                    ----------
                                                    14,988,766
PETROLEUM SERVICES - 1.37%
Burma Castrol PLC                        596,810     8,527,274
Noble Drilling Corporation *             339,590     4,393,446
                                                    ----------
                                                    12,920,720


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
PHOTOGRAPHY - 1.23%
Fuji Photo Film Company                  312,000   $11,591,331
                                                    ----------

PUBLISHING - 2.75%
Houghton Mifflin Company                 548,950    25,937,888
                                                    ----------

RAILROADS & EQUIPMENT - 0.79%
BTR                                    3,621,468     7,430,658
                                                    ----------

RETAIL GROCERY - 3.10%
Albertsons, Incorporated *               240,100    15,291,369
American Stores Company                  375,900    13,884,806
                                                    ----------
                                                    29,176,175

RETAIL TRADE - 4.95%
BJ's Wholesale Club, Incorporated *      288,550    13,363,472
Delhaize-Le Lion SA                      118,900    10,455,771
G.I.B. Holdings, Ltd.                    185,000     9,632,629
Homebase, Incorporated *                 566,700     3,612,713
Karstadt AG                               18,300     9,552,982
                                                    ----------
                                                    46,617,567

TELECOMMUNICATIONS SERVICES - 3.00%
Comsat Corporation                       529,000    19,044,000
Nippon Telegraph & Telephone
  Corporation                              1,194     9,209,801
                                                    ----------
                                                    28,253,801

TELEPHONE - 5.94%
Swisscom AG *                             28,290    11,841,559
Telecom Italia SPA RISP                2,998,200    18,858,314
Telefonica SA                            589,736    13,355,371
Telus Corporation                        566,153    12,037,928
                                                    ----------
                                                    56,093,172

TIRES & RUBBER - 0.37%
Michelin                                  86,830     3,471,026
                                                    ----------

TOBACCO - 6.98%
Compagnie Financiere
  Richemont  AG                           18,693    26,426,298
Imperial Tobacco                         797,000     8,342,084
Philip Morris Companies,
  Incorporated                           581,300    31,099,550
                                                    ----------
                                                    65,867,932

TOTAL COMMON STOCKS
(Cost: $750,299,970)                              $893,653,224
                                                  ------------

PRINCIPAL
AMOUNT                                               VALUE
------                                               -----
SHORT TERM INVESTMENTS - 1.59%
$14,978,491    Navigator Securities Lending
               Trust, 5.17%                        $14,978,491
                                                   -----------

REPURCHASE AGREEMENTS - 3.56%
$33,510,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1998 at 4.00%, to be
               repurchased at $33,524,893 on
               01/04/1999, collateralized by
               $24,860,000 U.S. Treasury Bonds,
               10.75% due 08/15/2005 (valued at
               $34,182,500, including interest     $33,510,000
                                                   -----------

TOTAL INVESTMENTS   (GLOBAL EQUITY TRUST)
(Cost: $798,788,461)                              $942,141,714
                                                  ============

SMALL COMPANY VALUE TRUST

                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 89.12%
AEROSPACE - 0.51%
Applied Signal Technology,
  Incorporated *                          10,600      $113,950
Curtiss Wright Corporation                11,300       430,813
Primex Technologies,
  Incorporated                             5,400       229,500
Spacehab, Incorporated *                  13,900       145,950
                                                   -----------
                                                       920,213

AGRICULTURAL MACHINERY - 0.05%
Gehl Company *                             5,500        84,563
                                                   -----------

AIR TRAVEL - 1.03%
Alaska Air Group *                        11,400       504,450
Amtran, Incorporated *                    12,100       328,212
Petroleum Helicopters,
  Incorporated                            11,800       212,400
Skywest,  Incorporated                    24,900       813,919
                                                   -----------
                                                     1,858,981

APPAREL & TEXTILES - 2.49%
Alba Waldensian,  Incorporated             2,850        72,319
American Eagle Outfitters *               22,700     1,512,387
Angelica Corporation                      12,500       232,812
Concord Fabrics, Incorporated *            3,800        23,750
Dixie Group, Incorporated                 13,300       108,063
G III Apparel Group, Ltd. *                1,900         7,125
Guilford Mills, Incorporated               2,000        33,375
Haggar Corporation                        24,000       274,500


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
APPAREL & TEXTILES-CONTINUED
Jos A Bank Clothiers,
  Incorporated *                          21,100      $168,800
Kellwood Company                          14,400       360,000
Oshkosh B'Gosh, Incorporated              17,400       351,262
Premiumwear,  Incorporated *               1,000         7,188
Springs Industries, Incorporated          12,700       526,256
Supreme International Corporation *        2,000        24,000
Tarrant Apparel Group *                    7,100       282,225
Timberland Company *                      10,700       487,519
                                                   -----------
                                                     4,471,581

AUTO PARTS - 1.49%
Arvin Industries,  Incorporated           11,500       479,406
Borg-Warner Automotive,
  Incorporated                            13,902       775,905
Danaher Corporation                       10,585       574,898
Excel Industries, Incorporated             7,600       133,000
Raytech Corporation *                      6,300        18,113
Standard Products Company                 34,600       704,975
                                                   -----------
                                                     2,686,297

AUTO SERVICES - 0.61%
Avis Rent A Car,  Incorporated *          15,700       379,744
Dollar Thrifty Automotive Group *         48,700       627,012
Sonic Automatic,  Incorporated  *          2,400        82,650
                                                   -----------
                                                     1,089,406

AUTOMOBILES - 0.01%
Dura Automotive Systems,
  Incorporated *                             300        10,238
                                                   -----------

BANKING - 2.57%
Ambanc Holding Company,
  Incorporated                            10,500       186,375
Bancwest Corporation                      14,500       696,000
Banknorth Group, Incorporated             20,500       771,312
BNCCORP, Incorporated *                    3,100        33,325
California Independent Bancorp               600        12,000
Central Co-Operative Bank                  6,000       114,000
Citizens Banking Corporation
  of Michigan                              6,000       202,500
Commercial Bank of New York               14,900       219,775
Corus Bankshares, Incorporated            17,100       551,475
Financial Bancorp, Incorporated            2,400        91,200
First Citizens Bancshares,
  Incorporated                            11,500     1,035,000
First Oak Brook Bancshares,
  Incorporated                             5,600       103,600
Flagstar Bancorp,  Incorporated            2,400        62,700
FNB Rochester Corporation                  2,100        69,300
Franklin Bank N A Southfield               1,100        11,963
GBC Bancorp                                2,600        66,950
Hancock Holding Company                      900        40,950

                                          SHARES        VALUE
                                          ------        -----
BANKING-CONTINUED
Hubco, Incorporated                        1,236       $37,235
Iroquois Bancorp, Incorporated               400         8,400
MAF Bancorp, Incorporated                    600        15,900
New Century Financial
  Corporation *                            8,900       119,037
North City Bancorp *                         525         6,956
Professional Bancorp                       1,900        33,250
Quaker City Bancorp,  Incorporated *       5,700        91,200
Republic Security Financial
  Corporation                              1,258        15,253
Skaneateles Bancorp, Incorporated          1,200        18,825
Wainwright Bank & Trust
  Company, Boston                            500         3,719
Washington Savings Bank FSB                  200           900
                                                   -----------
                                                     4,619,100

BROADCASTING - 0.03%
Andersen Group, Incorporated *             2,600         7,800
Datron Systems, Incorporated *             7,400        40,238
                                                   -----------
                                                        48,038

BUILDING MATERIALS & CONSTRUCTION - 1.74%
Abrams Industries, Incorporated            4,200        21,000
American Residential
  Services,  Incorporated *                7,000        22,750
Hughes Supply,  Incorporated              32,500       950,625
Hussmann International,
  Incorporated                            41,500       804,062
Meadow Valley Corporation *                2,300        11,069
Morrison Knudsen Corporation *            49,500       482,625
NCI Building Systems, Incorporated *      26,000       731,250
Nortek,  Incorporated *                    1,400        38,675
Perini Corporation *                      14,200        72,775
                                                   -----------
                                                     3,134,831

BUSINESS SERVICES - 11.21%
Abacus Direct Corporation *               13,500       614,250
AC Nielson Corporation *                  51,900     1,466,175
Acxiom Corporation *                      28,900       895,900
Advanced Marketing Services,
  Incorporated                             6,400       123,200
Allied Research Corporation *              3,900        32,175
Amerco *                                  13,100       365,981
Analysis & Technology,
  Incorporated                             2,100        42,000
BakerMichael  Corporation *                5,100        49,725
Banta Corporation                         11,300       309,338
Bowne & Company, Incorporated             54,800       979,550
Cadmus Communications Corporation          3,100        58,513
Caribiner International,
  Incorporated *                          57,500       524,687
Choicepoint,  Incorporated *                 200        12,900


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
BUSINESS SERVICES-CONTINUED
Complete Management, Incorporated *       16,300        $7,131
Electro Rental *                          24,400       393,450
Exponent, Incorporated *                   5,600        33,600
Express Scripts, Incorporated *           20,200     1,355,925
Franklin Covey Company *                  43,600       730,300
Grey Advertising, Incorporated             1,800       655,200
GTECH Holdings Corporation *              65,700     1,683,562
GZA Geoenvironmental *                    10,900        47,688
Headway Corporate Resources,
  Incorporated *                          11,600        71,050
Hospitality Worldwide
  Services,  Incorporated *                8,100        40,500
Ikos Systems,  Incorporated *             18,100        65,613
International Telecomm
  Systems, Incorporated *                  6,200        91,450
Intervoice, Incorporated *                17,800       614,100
ITEX Corporation *                         9,900         7,425
Jacobs Engineering Group,
  Incorporated *                          24,000       978,000
Kelly Services, Incorporated              13,300       422,275
Lason Holdings,  Incorporated *           10,700       622,606
Legato Systems, Incorporated  *            5,700       375,844
Lycos, Incorporated *                        400        22,225
Marlton Technologies, Incorporated *       3,600        14,850
Maxco, Incorporated *                      4,300        29,025
Merrill Corporation                       16,100       310,931
Metzler Group, Incorporated *             17,000       827,687
Mindspring Enterprises,
  Incorporated  *                         12,600       769,387
National Technical Systems,
  Incorporated *                          14,800        73,075
Norrell Corporation                        2,000        29,500
Olsten Corporation                        12,900        95,138
Opinion Research Corporation *            12,800        70,400
Personal Group Of America,
  Incorporated *                          41,000       717,500
Porta Systems Corporation *                9,700        20,006
Probusiness Services,  Incorporated *      3,000       136,500
Promedco Management Company *             15,800        94,800
Protection One, Incorporated *            37,800       323,663
REFAC Technology Development
  Corporation *                            6,600        46,200
Sei Investments Company                   17,100     1,699,312
Stone & Webster, Incorporated             14,300       475,475
Sunrise Resources,  Incorporated *         9,600        31,200
Systems & Computer Technology
  Corporation  *                           5,000        68,750
T & W Financial Corporation *              4,500        50,625
TMP Worldwide,  Incorporated *             1,200        50,400
Total Research Corporation *               1,500         3,563
Trio-Tech International *                  2,600         7,800
TRM Copy Centers Corporation *            19,200       145,200

                                          SHARES        VALUE
                                          ------        -----
BUSINESS SERVICES-CONTINUED
URS Corporation *                         15,100      $352,962
Warrantech Corporation *                   8,200        31,775
                                                   -----------
                                                    20,168,062

CHEMICALS - 1.65%
American Vanguard Corporation              3,000        17,625
Cambrex Corporation                       40,800       979,200
Dtrex Corporation *                        1,800        11,250
Dexter Corporation                        12,000       377,250
Farrel Corporation                         8,400        17,325
Ferro Corporation                         54,900     1,427,400
NCH Corporation                            2,300       136,850
                                                   -----------
                                                     2,966,900

COAL - 0.19%
Arch Coal,  Incorporated                  20,300       347,638
                                                   -----------

COMPUTERS & BUSINESS EQUIPMENT - 4.35%
Align Rite International,
  Incorporated *                           2,500        29,063
AMX Corporation *                         15,800       126,400
Autologic Information
  International,  Incorporated *           4,700        19,975
Avant Corporation *                       16,400       262,400
Boundless Corporation *                   14,700        73,500
Casino Data Systems *                     14,000        28,000
Dataram Corporation *                      8,200        77,900
Digi International, Incorporated *        24,600       273,675
Equinox Systems, Incorporated *              950        11,400
Essef Industries,  Incorporated *          6,700       128,975
General Binding Corporation               16,600       618,350
Gerber Scientific, Incorporated           24,800       590,550
Gradco Systems, Incorporated *             6,525        17,128
Hutchinson Technology, Incorporated *        700        24,938
InfoUSA,  Incorporated *                  82,000       430,500
Interphase Corporation *                   1,900        13,300
MacNeal Schwendler Corporation *             700         4,900
Mastech Corporation *                     31,300       895,962
Microage,  Incorporated *                 11,200       172,200
National Computer Systems,
  Incorporated                            44,500     1,646,500
Network Appliance,
  Incorporated *                          33,200     1,494,000
New Horizons Worldwide,
  Incorporated *                           1,500        34,687
Printronix Corporation *                   9,200       132,250
Programmers Paradise,
  Incorporated *                           3,000        37,875
Prophet 21,  Incorporated *                1,000        10,688
QMS, Incorporated *                        3,300        10,519
Rainbow Technologies, Incorporated *      24,800       466,550
Savoir Technology Group,
  Incorporated *                           9,900        86,006


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
COMPUTERS & BUSINESS EQUIPMENT-CONTINUED
Telxon Corporation *                       1,200       $16,650
Xircom,  Incorporated *                    2,900        98,600
                                                   -----------
                                                     7,833,441

CONGLOMERATES - 0.43%
ACX Technologies, Incorporated *          15,500       205,375
Cooper Life Sciences, Incorporated *       2,500        87,500
Griffon Corporation *                     25,100       266,688
Katy Industries,  Incorporated            12,400       217,775
                                                   -----------
                                                       777,338

CONSTRUCTION MATERIALS - 1.73%
Ameron International Corporation          10,600       392,200
Centex Construction
  Products,  Incorporated                 14,100       572,813
Continental Metals Corporation *           2,700        98,550
Dayton Superior Corporation, Class A *    14,200       273,350
Florida Rock Industries,
  Incorporated                            28,000       868,000
Forest City Enterprises,
  Incorporated                            30,500       800,625
Granite Construction,  Incorporated          900        30,206
Patrick Industries, Incorporated           5,400        83,025
                                                   -----------
                                                     3,118,769

CONSTRUCTION & MINING EQUIPMENT - .99%
Astec Industries, Incorporated *          15,500       862,187
CDI Corporation *                         21,600       436,050
Gencor Industries, Incorporated           11,500       106,375
Kaman Corporation                         23,100       371,044
                                                   -----------
                                                     1,775,656

CONTAINERS & GLASS - 0.29%
Carmel Container Systems, Ltd. *           1,000         5,750
Enesco Group,  Incorporated               22,000       511,500
                                                   -----------
                                                       517,250

COSMETICS & TOILETRIES - 0.33%
Block Drug, Incorporated                  13,850       600,762
                                                   -----------

DOMESTIC OIL - 0.28%
Castle Energy Corporation                  7,300       127,750
Houston Exploration Company *             18,600       369,675
Huntway Refining Company *                   500           844
Maynard Oil Company *                      1,300         9,750
                                                   -----------
                                                       508,019

DRUGS & HEALTH CARE - 7.35%
Acuson Corporation *                      16,400       243,950
ALPHARMA, Incorporated                     1,600        56,500
Bio Logic Systems Corporation *            1,800         5,063
Biosite Diagnostics,  Incorporated *       2,500        30,469

                                          SHARES        VALUE
                                          ------        -----
DRUGS & HEALTH CARE-CONTINUED
Biospecifics Technologies
  Corporation *                              200          $800
Carter Wallace, Incorporated               4,900        96,162
Centennial Healthcare Corporation *       17,800       275,900
Chrysalis International Corporation *     12,900         7,256
Conmed Corporation *                      28,200       930,600
Covance, Incorporated *                   41,700     1,214,512
Datascope Corporation *                    8,600       197,800
Diagnostic Products Corporation           24,000       747,000
Drug Emporium, Incorporated *             17,900        91,738
Duane Reade,  Incorporated *              27,600     1,062,600
Hanger Orthopedic Group *                 10,700       240,750
Healthplan Services Corporation           23,300       267,950
Horizon Health Corporation*               16,400       129,150
Invacare Corporation                      40,300       967,200
Maxxim Med, Incorporated *                14,800       440,300
Medical Action Industries,
  Incorporated *                           5,100        13,388
Medicis Pharmaceutical
  Corporation *                           11,700       697,612
Meridian Medical Technologies,
  Incorporated *                           4,800        22,200
Mine Safety Appliances Company             7,300       518,300
Omega Healthcare Investors                 3,000        90,563
Omega Protein Corporation *                1,200        12,150
Pharmaceutical Product
  Development,  Incorporated *             6,300       189,394
Phymatrix Corporation *                   39,600        86,625
Polymedica Corporation *                   2,300        21,275
Prime Hospitality Corporation *           43,800       462,637
Quest Diagnostics, Incorporated *         47,600       847,875
Quidel Corporation *                       1,100         2,681
Resmed,  Incorporated *                    2,200        99,825
Roberts Pharmaceutical Corporation *      28,700       624,225
Sonosite, Incorporated *                   4,000        41,500
Spacelabs, Incorporated *                 12,300       282,900
Syncor International Corporation *         8,300       226,175
Veterinary Centers of
  America,  Incorporated *                10,500       209,344
VISX,  Incorporated *                     20,200     1,766,237
                                                   -----------
                                                    13,220,606

ELECTRICAL EQUIPMENT - .94%
Acme Electric Corporation *               10,400        49,400
All American Semiconductor,
  Incorporated *                             500           406
Amistar Corporation *                      2,800         5,600
Audiovox Corporation, Class A *           15,000        89,062
Barnes Group, Incorporated                16,900       496,437
CMC Industries, Incorporated *            10,500        61,688
ESCO Electronics Corporation *            31,100       281,844
Genlyte Group, Incorporated *              4,200        78,750


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
ELECTRICAL EQUIPMENT-CONTINUED
Kewaunee Scientific Corporation            4,700       $52,288
Merrimac Industries,  Incorporated *       1,500        10,313
Relm Wireless Corporation *               10,600        16,231
SI Industry, Incorporated                  5,000        63,750
Thermo Optek Corporation *                 7,200        62,550
Thomas Industries,  Incorporated          13,000       255,125
Twin Disc, Incorporated                    7,900       162,937
                                                   -----------
                                                     1,686,381

ELECTRIC UTILITIES - 2.43%
Cilcorp,  Incorporated                    13,000       795,438
Commonwealth Energy Systems                1,800        72,900
Public Service Company                    59,400     1,213,987
Rochester Gas & Electric Corporation       4,000       125,000
TNP Enterprises,  Incorporated            16,700       633,556
United Illuminating Company               24,900     1,282,350
Washington Water & Power Company          12,900       248,325
                                                   -----------
                                                     4,371,556

ELECTRONICS - 4.35%
American Technical Ceramics *              3,100        20,537
Amplicon,  Incorporated                      800        12,050
Bairnco Corporation                        4,200        29,925
Baldwin Technology, Incorporated *        13,000        73,125
Bell & Howell Company *                   17,300       654,156
Bell Microproducts,  Incorporated *        7,700        71,225
CHS Electronics,  Incorporated *           2,800        47,425
CMP Group,  Incorporated                  55,200     1,041,900
Cobra Electronics Corporation *            8,100        37,969
Cognitronics Corporation *                 3,400        31,025
Cree Research,  Incorporated *             5,400       258,525
CTS Corporation                           22,200       965,700
Edison Control Corporation *               5,200        33,800
General Microwave Corporation *            1,000        19,250
Genicom Corporation *                      3,800         8,431
Haemonetics Corporation *                 29,400       668,850
Intermediate Telephone, Incorporated       9,600       224,400
PMC-Sierra, Incorporated *                32,775     2,068,922
Polk Audio,  Incorporated *                  200         3,150
Sequa Corporation, Class A *               9,700       580,787
Tech-Sym Corporation *                     4,400        97,900
Transpro,  Incorporated                      300         1,463
Transwitch Corporation *                  19,700       767,069
Vicon Industries, Incorporated *           2,300        16,963
Video Display Corporation *                4,700        27,612
Videonics, Incorporated *                  2,300         1,438
WPI Group,  Incorporated *                15,100        66,062
                                                   -----------
                                                     7,829,659


                                          SHARES        VALUE
                                          ------        -----
FINANCIAL SERVICES - 4.50%
American Business Financial Services       6,500       $68,656
Atalanta/ Sosnoff Capital Corporation *    2,000        16,500
Bok Financial Corporation *                6,798       320,356
Capital Associates,  Incorporated *        4,800        18,900
Capital Re Corporation                    32,400       650,025
Carver Bancorp, Incorporated               4,800        42,000
CFI Proservices, Incorporated *            4,800        55,800
Commercial Assets, Incorporated            1,500         9,094
Community Bank Systems, Incorporated       4,900       143,631
Community Financial Corporation            6,600        74,250
Community Financial Group,
  Incorporated                             5,100        64,388
Downey Financial Corporation              29,400       747,862
Echelon International Corporation *        2,300        51,319
EVEREN Capital Corporation                13,100       298,025
Fidelity National Corporation              1,300        13,975
First Bancshares, Incorporated             3,900        49,725
First Republic Bank, San
  Francisco *                              1,600        40,100
First Street Bancorporation                1,200        24,900
Fund American Enterprises Holding          1,800       252,112
Hawthorne Financial Corporation *          5,900        94,400
HPSC,  Incorporated *                     11,900       108,588
Impac Mortgage Holdings,
  Incorporated                            42,050       191,853
ITLA Capital Corporation *                 1,700        25,713
Jefferies Group, Incorporated              2,900       143,912
JSB Financial, Incorporated               13,800       750,375
JW Genesis Financial Corporation *         5,000        29,688
Lakeview Financial Corporation             1,800        40,500
LandAmerica Financial Group,
  Incorporated                            10,300       574,869
Litchfield Financial Corporation           3,100        58,900
North Central Bancshares,
  Incorporated                             2,500        42,188
Pacific Crest Capital, Incorporated        2,400        35,400
PennFed Financial Services,
  Incorporated                             5,500        71,500
Redwood Empire Bancorp                     2,800        47,775
Resource Bancshares Mortgage
  Group                                   27,000       447,187
Seacoast Financial Services
  Corporation *                           11,493       117,803
Southwest Securities Group,
  Incorporated                             5,345       107,568
Student Loan Corporation                   9,900       444,262
TF Financial Corporation                   2,100        36,225
UMB Financial Corporation                 23,000     1,055,125


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
FINANCIAL SERVICES-CONTINUED
UST Corporation                           30,900      $728,081
WFS Financial, Incorporated *              1,000         6,250
                                                   -----------
                                                     8,099,780

FOOD & BEVERAGES - 1.92%
Chiquita Brands
  International,  Incorporated            35,800       342,338
Chock Full O'Nuts Corporation
  *                                       11,700        73,125
Corn Products International,
  Incorporated                            33,900     1,029,712
Earthgrains Company                       45,500     1,407,656
Farmer Brothers Company                    1,800       385,200
Fresh America Corporation *                1,800        30,150
Scope Industries                           2,200       145,200
Seabord Corporation                          100        42,200
                                                   -----------
                                                     3,455,581

FOREST PRODUCTS - 0.73%
American Woodmark Corporation             15,800       541,150
Baltek Corporation *                       7,900        78,012
Universal Fast Products,
  Incorporated                            34,300       688,144
                                                   -----------
                                                     1,307,306

GAS & PIPELINE UTILITIES - 1.68%
Eastern Enterprises                       32,700     1,430,625
Equitable Resources,  Incorporated        13,600       396,100
Laclede Gas Company                        2,600        69,550
Louis Dreyfus Natural Gas
  Corporation *                           21,000       299,250
Peoples Energy Corporation                   300        11,962
Southwest Gas Corporation                 30,400       817,000
                                                   -----------
                                                     3,024,487

HOMEBUILDERS - 1.80%
Beazer Homes USA, Incorporated *          14,300       357,500
Castle & Cooke,  Incorporated *           33,600       495,600
Champion Enterprises, Incorporated *      32,300       884,212
DeWolfe Company,  Incorporated *           1,100         8,388
Dominion Homes, Incorporated *            14,100       155,100
Kaufman & Broad Home Corporation           8,300       238,625
Pulte Corporation                          8,500       236,406
Toll Brothers, Incorporated *              5,700       128,606
Walter Industries, Incorporated *         47,400       725,813
                                                   -----------
                                                     3,230,250

HOTELS & RESTAURANTS - 1.14%
Ark Restaurants Corporation *              5,000        50,625
Back Bay Restaurant Group *                9,400        89,300
Bridgestreet Accomodations,
  Incorporated *                           8,700        27,731

                                          SHARES        VALUE
                                          ------        -----
HOTELS & RESTAURANTS-CONTINUED
Casa Ole Restaurants,  Incorporated *      2,000        $8,500
Denamerica Corporation *                   6,200         7,363
Friendly Ice Cream Corporation *           6,000        36,750
Garden Fresh Restaurant Corporation *
                                           5,900        84,813
IHOP Corporation *                         2,500        99,844
Landrys Seafood Restaurant,
  Incorporated *                          32,900       246,750
Luby's Cafeterias, Incorporated           19,800       305,663
Nathans Famous,  Incorporated *           12,100        51,803
NPC International,  Incorporated *         6,500        78,406
Piccadilly Cafeterias,  Incorporated      13,000       136,500
Roadhouse Grill,  Incorporated *           3,100        16,759
Rock Bottom Restaurants,
  Incorporated *                           7,900        42,956
Ryan's Family Steak Houses,
  Incorporated *                          50,200       621,225
Silverleaf Resorts,  Incorporated *       13,700       127,581
Sonesta International Hotels
  Corporation                              1,800        23,400
                                                   -----------
                                                     2,055,969

HOUSEHOLD APPLIANCES - 0.52%
American Biltrite, Incorporated            8,100       166,050
American Homestar Corporation *              700        10,500
Bassett Furniture Industries,
  Incorporated                            12,500       301,563
Catalina Lighting,  Incorporated *        19,800        44,550
Fedders USA, Incorporated                 29,600       172,050
Graham Corporation *                       3,300        25,575
Ladd Furniture, Incorporated *               700        11,331
Metatec Corporation *                      7,000        52,500
Shelby Williams Industries,
  Incorporated                            12,000       144,000
                                                   -----------
                                                       928,119

HOUSEHOLD PRODUCTS - 0.64%
Alpine Group,  Incorporated *             28,500       427,500
Bel Fuse, Incorporated, Class A *          3,150       126,000
Bel Fuse, Incorporated, Class B *          3,150       108,281
Home Products International,
  Incorporated *                          23,454       233,074
Winsloew Furniture, Incorporated *         9,600       254,400
                                                   -----------
                                                     1,149,255

INDUSTRIAL MACHINERY - 1.86%
Ampco Pittsburgh Corporation              16,600       180,525
Briggs & Stratton Corporation             11,100       553,612
Brown & Sharpe Manufacturing
  Company, Class A *                      28,500       228,000
Cameron Ashley Building Product *         11,900       155,444
Chicago Rivet Machine Company
                                             600        15,150


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
INDUSTRIAL MACHINERY-CONTINUED
Manitowoc, Incorporated                      300       $13,313
Moore Products Company *                   2,700        66,150
NACCO  Industries,
  Incorporated, Class A                    3,720       342,240
Peerless Manufacturing Company             5,000        55,625
Quipp, Incorporated *                      2,600        49,400
Sparton Corporation *                      9,900        58,781
Speizman Industries, Incorporated *        4,400        19,250
Stewart & Stevenson
  Services,  Incorporated                  4,200        40,950
Summa Industries *                         1,200        10,875
Tecumseh Products Company                    200         9,050
Tennant Company                            9,900       397,238
UNOVA, Incorporated *                     63,900     1,158,187
                                                   -----------
                                                     3,353,790

INDUSTRIALS - 0.53%
Federal Screw Works                        2,900       142,100
Meridan Industrial Trust,  Incorporated   22,500       528,750
MotivePower Industries, Incorporated *     9,000       289,687
                                                   -----------
                                                       960,537

INSURANCE - 3.78%
Acceptance Insurance Company *             4,900        99,225
ARM Financial,  Incorporated              37,200       825,375
Chartwell Re Corporation                   3,000        71,250
Fidelity National Financial,
   Incorporated                           12,650       385,825
First American Financial Corporation      58,600     1,882,525
Highlands Insurance Group,
  Incorporated *                           9,100       118,869
Inspire Insurance Solutions,
  Incorporated *                          13,400       246,225
Intercontinental Life Corporation *        5,100       102,000
Kansas City Life Insurance Company
                                           6,300       515,025
Liberty Corporation                        3,100       152,675
Midland Company                            1,700        41,013
Mobile America Corporation                 5,100        20,081
National Western Life Insurance
  Company, Class A *                       4,600       540,500
Presidential Life Corporation              3,800        75,525
PXRE Corporation                           8,800       220,550
SCPIE Holdings,  Incorporated              3,500       106,094
Standard Management Corporation *          1,900        13,300
Stewart Information Services
  Corporation                             11,300       655,400
TIG Holdings,  Incorporated               45,000       700,312
Zenith National Insurance Corporation
                                           1,200        27,750
                                                   -----------
                                                     6,799,519

                                          SHARES        VALUE
                                          ------        -----
INVESTMENT COMPANIES - 1.65%
Eaton Vance Corporation                   43,200      $901,800
Investment Technology Group,
  Incorporated *                           9,900       614,419
John Nuveen Company                       14,800       549,450
Pilgrim America Capital Corporation *      7,600       190,000
Raymond James Financial, Incorporated
                                          19,200       405,600
Stifel Financial Corporation               7,245        75,620
Value Line, Incorporated                   5,700       224,437
                                                   -----------
                                                     2,961,326

LEASE RENTAL OBLIGATIONS - 0.06%
Linc Capital,  Incorporated *             14,100       116,325
                                                   -----------

LEISURE TIME - 0.73%
4Kids Entertainment, Incorporated *        8,600        94,600
Championship Auto Racing Team *            8,100       239,962
Dover Downs Entertainment,
  Incorporated                             1,100        13,269
Escalade, Incorporated *                   3,400        62,900
Grand Casinos, Incorporated *              8,200        66,113
IlX,  Incorporated *                       8,000        16,500
Inland Entertainment Corporation *         6,500        22,750
Loews Cineplex Entertainment
  Corporation *                           26,200       265,275
Movie Gallery, Incorporated *              6,400        45,600
Quintel Communications, Incorporated*     11,200        21,000
SFX Entertainment,  Incorporated *         8,400       460,950
                                                   -----------
                                                     1,308,919

LIQUOR - 1.26%
Adolph Coors Company, Class B             40,200     2,268,787
                                                   -----------

MINING - 1.32%
Calmat Company                             6,100       188,337
Cleveland-Cliffs, Incorporated            16,000       645,000
Lincoln Electric Holdings,
  Incorporated                            12,000       267,000
Penn Virginia Corporation                  3,100        56,963
Stillwater Mining Company *               29,900     1,225,900
                                                   -----------
                                                     2,383,200

MOBILE HOMES - 0.39%
Liberty Homes,  Incorporated               6,500        69,063
Skyline Corporation                       19,400       630,500
                                                   -----------
                                                       699,563

NEWSPAPERS - 0.17%
Media General, Incorporated                5,700       302,100
                                                   -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
NON-FERROUS METALS - 0.13%
Commercial Metals Company                  5,100      $141,525
Lindberg Corporation                       9,400        85,481
                                                   -----------
                                                       227,006

OFFICE FURNISHINGS & SUPPLIES - 1.02%
Kimball International, Incorporated       42,300       803,700
Knoll, Incorporated *                      7,100       210,337
Standard Register                         25,300       782,719
United Stationers,  Incorporated *         1,400        36,400
                                                   -----------
                                                     1,833,156

PAPER - 0.78%
Badger Paper Mills,  Incorporated *        1,300        10,400
FiberMark, Incorporated *                 21,000       286,125
P.H. GlatfelterCompany                    38,600       477,675
Rock-Tenn Company                         36,900       624,994
                                                   -----------
                                                     1,399,194

PETROLEUM SERVICES - 0.50%
American Resources Offshore,
  Incorporated *                          34,400        10,750
Dawson Geophysical Company *               6,600        47,437
Eagle Geophysical,  Incorporated *         4,000        15,500
Kaneb Services,  Incorporated *            2,300         9,344
Lufkin Industries, Incorporated            5,800       107,300
Oceaneering International,
  Incorporated *                          12,900       193,500
Petroleum Development Corporation *        7,000        21,438
PS Group Holding, Incorporated *           6,500        76,375
Saba Petroleum Company *                   8,700         5,981
Seitel, Incorporated *                     4,000        49,750
Tesoro Petroleum Corporation *            29,200       354,050
                                                   -----------
                                                       891,425

PHOTOGRAPHY - 0.08%
CPI Corporation                            5,600       148,400
                                                   -----------

PLASTICS - 0.00%
China Resources Development *              4,800         3,150
                                                   -----------

POLLUTION CONTROL - 0.04%
Emcon *                                    6,700        21,356
Harding Lawson Associates Group *          5,300        32,463
MFRI,  Incorporated *                      3,300        16,500
                                                   -----------
                                                        70,319

PUBLISHING - 0.31%
Courier Corporation                        6,950       168,538
Houghton Mifflin Company                   8,400       396,900
                                                   -----------
                                                       565,438

                                          SHARES        VALUE
                                          ------        -----
RAILROADS & EQUIPMENT - 0.14%
Greenbrier Companies,
  Incorporated                            15,600      $220,350
Johnstown America Industry,
  Incorporated *                           2,200        28,875
                                                   -----------
                                                       249,225

REAL ESTATE - 2.77%
AMREP Corporation *                       11,500        73,313
Archstone Communities Trust SBI            6,000       121,500
Bluegreen Corporation *                   22,700       171,669
Cornerstone Realty Income
  Trust,  Incorporated                    12,200       128,100
Excel Legacy Corporation *                16,600        66,400
Glenborough Realty Trust,
  Incorporated                            20,500       417,687
Healthcare Realty Trust                   18,902       421,751
Insignia Property Trust                    6,822        86,981
Konover Property Trust,
  Incorporated *                           2,100        14,831
LNR Property Corporation                  47,700       951,019
New Plan Excel Realty Trust,
  Incorporated                            46,200     1,025,062
Price Enterprises,  Incorporated          26,100       138,656
Regency Realty Corporation                19,200       427,200
Seibels Bruce Group,  Incorporated *       7,800        26,325
Torch Energy Realty Trust                  4,800        21,300
Westfield America, Incorporated           51,400       886,650
                                                   -----------
                                                     4,978,444

RETAIL GROCERY - 0.52%
Andersons,  Incorporated                   1,100        12,719
Arden Group,  Incorporated *               8,200       328,000
Foodarama Supermarkets *                   2,100        67,200
The Great Atlantic & Pacific
  Tea Company, Incorporated               14,000       414,750
Village Super Market, Incorporated *       8,200       116,337
                                                   -----------
                                                       939,006

RETAIL TRADE - 3.18%
Ames Department Stores, Incorporated
  *                                       15,700       423,900
Bacou USA,  Incorporated *                 1,300        27,950
BJ's Wholesale Club, Incorporated *       47,200     2,185,950
Brauns Fashions Corporation *              8,800        83,600
Brookstone, Incorporated *                 4,100        70,212
Catherines Stores Corporation *            8,300        90,262
Cole National Corporation, Class A *       9,700       166,112
Gart Spotrs Company *                      5,800        37,700
IPI,  Incorporated *                       3,800        13,063
Longs Drug Stores Corporation              7,900       296,250
J.W. Mays,  Incorporated *                 3,800        27,194
Pamida Holdings Corporation *              5,700        23,869
Sharper Image Corporation *                7,900        93,812


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


                                                    SHARES        VALUE
                                                    ------        -----
RETAIL TRADE-CONTINUED
Sport Chalet,  Incorporated *                        4,600   $     32,200
Todays Manitoba,  Incorporated *                    11,000         23,375
Unifirst Corporation                                13,900        317,094
United Retail Group, Incorporated *                 26,400        283,800
Value City Department Stores,
  Incorporated *                                    33,700        469,694
Video Update, Incorporated, Class A *               22,800         44,175
Zale Corporation *                                  31,400      1,012,650
                                                             ------------
                                                                5,722,862

SANITARY SERVICES - 0.17%
Allied Waste Industries, Incorporated *             12,800        302,400
                                                             ------------
SHIPBUILDING - 0.32%
Avondale Industries,
  Incorporated *                                    16,500        478,500
Todd Shipyards Corporation *                        19,600         93,100
                                                             ------------
                                                                  571,600

SOFTWARE - 3.89%
Advantage Learning Systems,
  Incorporated *                                     3,100        203,825
Boole & Babbage, Incorporated *                     24,850        731,522
Broadvision,  Incorporated *                        20,400        652,800
CSP,  Incorporated *                                 8,910         70,723
Elcom International,  Incorporated *                 8,300         16,081
Expert Software, Incorporated *                      7,300         14,828
Geotel Communications Corporation *                 12,200        454,450
Group 1 Software,  Incorporated *                      300          2,400
GT Interactive Software Corporation *               11,900         59,500
Infinium Software, Incorporated *                    2,500         15,625
ISS Group,  Incorporated *                           7,300        401,500
Mentor Graphics Corporation *                      116,900        993,650
Mercury Interactive Corporation *                   24,300      1,536,975
Micro Focus Group, Incorporated
  PLC, ADR *                                         9,130         86,164
Microtest,  Incorporated *                           1,000          2,750
Progress Software Corporation *                      1,350         45,563
Quality Systems *                                   14,100         58,163
Real Networks,  Incorporated *                      11,300        405,387
Software AG Systems, Incorporated *                 23,600        427,750
Software Spectrum, Incorporated *                    8,900        141,288
Symix Systems, Incorporated *                       14,400        302,400
US Web Corporation *                                 7,500        197,812
Visual Networks,  Incorporated *                     4,700        176,250
                                                             ------------
                                                                6,997,406

STEEL - 0.32%
Insteel Industries, Incorporated                       300          1,462
Paul Mueller Company                                 1,000         40,375
Pitt DesMoines, Incorporated                         8,700        208,800
Varlen Corporation                                  14,062        324,305
                                                             ------------
                                                                  574,942

TELECOMMUNICATIONS SERVICES - 1.42%
American Tower Corporation *                        24,300   $    718,369
Atlantic Tele Network, Incorporated                  9,160         83,012
Firstcom Corporation *                              10,900         25,888
Mosaix Incorporated *                                1,500         11,625
Plantronics, Incorporated *                          4,100        352,600
Polycom, Incorporated *                             25,600        569,600
Price Communications Corporation *                  51,400        664,987
Teltrend, Incorporated *                             4,000         76,500
Transaction Network Services,
  Incorporated *                                     3,000         60,188
                                                             ------------
                                                                2,562,769

TELEPHONE - 0.29%
Conestoga Enterprises,
  Incorporated                                      11,000        387,750
Hector Communications Corporation *                  7,500         62,344
Hickory Tech Corporation                             1,800         23,400
RMH Teleservices,  Incorporated *                   18,600         39,525
                                                             ------------
                                                                  513,019

TIRES & RUBBER - 0.28%
Myers Industries,  Incorporated                     16,900        483,762
O'Sullivan Corporation                               1,300         12,838
                                                             ------------
                                                                  496,600

TOYS, AMUSEMENTS & SPORTING GOODS - 0.23%
Russ Berrie & Company,  Incorporated                17,000        399,500
                                                             ------------

TRANSPORTATION - 0.07%
International Aircraft Investors *                  11,100         67,987
Transcoastal Marine Services,
  Incorporated *                                    19,600         58,188
                                                             ------------
                                                                  126,175

TRUCKING & FREIGHT - .94%
Consolidated Freightways
  Corporation *                                     26,400        419,100
Fritz Companies,  Incorporated *                     9,900        107,044
Landstar Systems,  Incorporated *                   16,700        680,525
Motor Cargo Inds,  Incorporated *                    3,000         24,000
Travel Ports America, Incorporated *                 2,376          6,534
U.S. Freightways Corporation                        15,300        445,612
                                                             ------------
                                                                1,682,815

TOTAL COMMON STOCKS
(Cost: $151,932,410)                                         $160,304,949
                                                             ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)


PRINCIPAL
AMOUNT                                                      VALUE
------                                                      -----
SHORT TERM INVESTMENTS - 9.42%
$16,954,600    Navigator Securities Lending
               Trust, 5.17%                             $ 16,954,600
                                                        ------------
REPURCHASE AGREEMENTS - 1.46%
$2,635,000     Repurchase Agreement with State
               Street Bank & Trust Company
               dated 12/31/1998 at 4.00%, to be
               repurchased at $2,636,171 on
               01/04/1999, collateralized by
               $1,950,000 U.S. Treasury Bonds,
               8.125% due 08/15/2021 (valued at
               $2,689,477, including interest)          $  2,635,000
                                                        ------------
TOTAL INVESTMENTS   (SMALL COMPANY VALUE
TRUST)  (Cost: $171,522,010)
                                                        $179,894,549
                                                        ------------

EQUITY TRUST

                                                   SHARES          VALUE
                                                   ------          -----
COMMON STOCKS - 84.46%
AEROSPACE - 0.89%
GenCorp, Incorporated                              380,600     $ 9,491,212
General Dynamics Corporation                        78,100       4,578,613
Gulfstream Aerospace Corporation *                  28,100       1,496,325
                                                               -----------
                                                                15,566,150

ALUMINUM - 1.23%
ALCOA                                              290,450      21,656,678
                                                               -----------

APPAREL & TEXTILES - 1.68%
Albany International Corporation,
  Class A *                                        190,776       3,612,821
Kellwood Company                                    14,500         362,500
Liz Claiborne, Incorporated                         68,800       2,171,500
Mohawk Industries, Incorporated *                  124,100       5,219,956
Nike, Incorporated, Class B                        115,700       4,693,081
Reebok International, Ltd. *                       281,800       4,191,775
Shaw Industries, Incorporated *                     62,300       1,510,775
Stage Stores, Incorporated                          12,000         112,500
Stride Rite Corporation                             97,400         852,250
Unifi, Incorporated *                              343,050       6,710,916
                                                               -----------
                                                                29,438,074

AUTO PARTS - 0.88%
Danaher Corporation *                              163,400       8,874,662
Eaton Corporation                                   92,500       6,538,594
                                                               -----------
                                                                15,413,256

AUTOMOBILES - 0.62%
Harley Davidson, Incorporated                      208,200     $ 9,863,475
Schawk, Incorporated, Class A                       77,700       1,078,087
                                                               -----------
                                                                10,941,562

BANKING - 1.92%
AmSouth Bancorporation                             135,900       6,200,437
Banco Santander *                                    5,400         118,463
Centura Banks, Incorporated                         12,200         907,375
Comerica, Incorporated                              86,200       5,877,762
Marshall & Ilsley Corporation                       69,400       4,055,562
North Fork Bancorporation, Incorporated             61,777       1,478,787
Providian Financial Corporation                     70,400       5,280,000
U.S. Bancorp                                       103,775       3,684,013
Westamerica Bancorporation                          89,800       3,300,150
Zions BanCorporation                                45,600       2,844,300
                                                               -----------
                                                                33,746,849

BROADCASTING - 1.58%
CBS Corporation *                                  133,900       4,385,225
Clear Channel Communications *                      84,900       4,627,050
Fox Entertainment Group, Incorporated,
  Class A *                                        149,900       3,775,606
Heftel Broadcasting Corporation, Class A *         115,500       5,688,375
Jacor Communications, Incorporated,
  Class A *                                         91,300       5,877,437
MediaOne Group, Incorporated *                      40,900       1,922,300
Tele-Communications,  Incorporated, Series A        61,800       1,456,163
                                                               -----------
                                                                27,732,156

BUILDING MATERIALS & CONSTRUCTION - .93%
Fluor Corporation                                  276,900      11,785,556
Harsco Corporation                                 151,000       4,596,063
                                                               -----------
                                                                16,381,619

BUSINESS SERVICES - 5.21%
Administaff, Incorporated                           60,600       1,515,000
ADVO, Incorporated *                               112,700       2,972,463
Banta Corporation                                  225,500       6,173,062
Deluxe Corporation                                 439,200      16,058,250
GTECH Holdings Corporation                          98,700       2,529,188
International Telecomm
  Systems, Incorporated                             34,400         507,400
Interpublic Group
  Companies, Incorporated                           32,900       2,623,775
Jacobs Engineering Group,
  Incorporated *                                    98,500       4,013,875
Laidlaw, Incorporated                               90,000         909,715
Lamar Advertising Company, Class A *                93,700       3,490,325
Legato Systems, Incorporated *                      84,600       5,578,313

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES         VALUE
                                                   ------         -----
BUSINESS SERVICES-CONTINUED
Nielsen Media Research,
  Incorporated *                                  128,100     $ 2,305,800
OmniCom Group, Incorporated                        99,100       5,747,800
Outdoor Systems, Incorporated                      97,000       2,910,000
R.R. Donnelley & Sons Company                     296,900      13,007,931
SABRE Group Holdings, Incorporated,
  Class A *                                        31,100       1,383,950
Service Corporation International                 272,500      10,372,031
Stone & Webster, Incorporated                     279,300       9,286,725
                                                              -----------
                                                               91,385,603

CHEMICALS - 6.54%
Cabot Corporation                                 632,000      17,656,500
Crompton & Knowles Corporation *                  165,600       3,425,850
Cytec Industries, Incorporated *                  140,000       2,975,000
Dow Chemical Company *                             40,000       3,637,500
Ferro Corporation                                 461,650      12,002,900
Geon Company *                                    169,300       3,893,900
Hercules, Incorporated                            482,900      13,219,387
IMC Global, Incorporated                          224,200       4,792,275
Lawter International, Incorporated                264,000       3,069,000
M.A. Hanna Company                                132,000       1,625,250
Nalco Chemical Company                            748,600      23,206,600
Olin Corporation                                  145,500       4,119,469
Union Carbide Corporation                          39,300       1,670,250
VWR Scientific Products Corporation *             240,600       4,180,425
W. R. Grace & Company *                           426,300       6,687,581
Waters Corporation *                               27,800       2,425,550
Witco Corporation                                 386,500       6,159,844
                                                              -----------
                                                              114,747,281

COMPUTERS & BUSINESS EQUIPMENT - 1.97%
America Online, Incorporated *                     66,900      10,704,000
Ingram Micro, Incorporated, Class A *              43,000       1,499,625
Netscape Communications
   Corporation *                                   31,000       1,883,250
Pixar *                                           103,200       3,612,000
Quantum Corporation *                             220,000       4,675,000
Unisys Corporation *                              302,500      10,417,344
Wang Global, Incorporated                          62,300       1,728,825
                                                              -----------
                                                               34,520,044

CONSTRUCTION MATERIALS - 0.88%
Armstrong World Industries, Incorporated           56,800       3,425,750
Dayton Superior Corporation, Class A              100,800       1,940,400
Lone Star Industries, Incorporated                104,800       3,857,950
Owens-Corning                                      34,400       1,219,050
Sherwin Williams Company                          157,300       4,620,687
Southdown, Incorporated                             6,864         406,263
                                                              -----------
                                                               15,470,100

CONTAINERS & GLASS - 0.22%
Mark IV Industries, Incorporated                   51,550     $   670,150
Owens-Illinois, Incorporated *                     61,450       1,881,906
Silgan Holdings, Incorporated *                    45,500       1,264,758
                                                              -----------
                                                                3,816,814

CRUDE PETROLEUM & NATURAL GAS - 2.00%
Burlington Resources, Incorporated                178,497       6,392,424
Elf Aquitaine SA                                   70,000       8,087,999
Enron Oil & Gas Company                            84,700       1,461,075
Nuevo Energy Company *                            130,650       1,502,475
Occidental Petroleum Corporation                  696,900      11,760,187
Valero Energy Corporation                         146,000       3,102,500
Vastar Resources, Incorporated *                   64,500       2,785,594
                                                               ----------
                                                               35,092,254

DOMESTIC OIL - 1.76%
Amerada Hess Corporation *                        333,200      16,576,700
Oryx Energy Company *                             110,000       1,478,125
Seagull Energy Corporation *                      198,300       1,251,769
Ultramar Diamond Shamrock                         137,100       3,324,675
USX-Marathon Group                                273,400       8,236,175
                                                               ----------
                                                               30,867,444

DRUGS & HEALTH CARE - 3.47%
Arterial Vascular Engineering, Incorporated *      88,500       4,646,250
Bausch & Lomb, Incorporated                         9,700         582,000
Becton Dickinson & Company *                      126,600       5,404,237
Biomet, Incorporated *                             46,800       1,883,700
Cardinal Health, Incorporated                     122,300       9,279,512
Cyberonics, Incorporated                           89,900       1,213,650
Cytyc Corporation *                                48,400       1,246,300
Gilead Sciences, Incorporated                      32,400       1,330,425
Guidant Corporation *                              18,300       2,017,575
Health Management Association, Class A *          253,125       5,473,828
McKesson Corporation *                              6,700         529,719
Medtronic, Incorporated                           205,800      15,280,650
Novoste Corporation *                              46,500       1,319,438
Quest Diagnostics, Incorporated *                  35,500         632,344
Sofamor/Danek Group, Incorporated *                27,000       3,287,250
Sybron International Corporation *                251,350       6,833,578
                                                               ----------
                                                               60,960,456

ELECTRICAL EQUIPMENT - 2.44%
American Power Conversion Corporation *            81,400       3,942,812
AMETEK Areospace Products,
  Incorporated                                    133,970       2,989,206
Anixter International, Incorporated *               6,700         136,094
ASM Lithography Holding NV *                       90,600       2,763,300
AVX Corporation *                                 102,200       1,731,012
Emerson Electric Company                           60,900       3,684,450

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  SHARES         VALUE
                                                  ------         -----
ELECTRICAL EQUIPMENT-CONTINUED
General Electric Company *                         28,400     $ 2,898,575
Kuhlman Corporation                                82,400       3,120,900
Millipore Corporation                             326,100       9,273,469
Philips Electronics NV, ADR *                      90,000       6,091,875
Raychem Corporation                               190,000       6,139,375
                                                              -----------
                                                               42,771,068

ELECTRIC UTILITIES - 0.83%
AES Corporation *                                  60,200       2,851,975
CMS Energy Corporation *                           34,500       1,671,094
Duke Energy Company                                47,500       3,042,969
Entergy Corporation                                54,400       1,693,200
IPALCO Enterprises                                 50,200       2,782,962
PG&E Corporation *                                 82,700       2,605,050
                                                              -----------
                                                               14,647,250

ELECTRONICS - 5.95%
Andrew Corporation *                               90,900       1,499,850
Applied Materials, Incorporated *                 166,700       7,116,006
Comverse Technology, Incorporated *                56,195       3,989,845
EG & G, Incorporated                              377,800      10,507,562
Electronic Data Systems Corporation               270,300      13,582,575
Electronics For Imaging, Incorporated *            88,200       3,544,538
International Rectifier Corporation *             109,100       1,063,725
KLA-Tencor Corporation *                          129,700       5,625,737
Lexmark International Group, Incorporated,
  Class A *                                        44,500       4,472,250
Linear Technology Corporation                     126,300      11,311,744
Micron Technology, Incorporated *                 365,600      18,485,650
Motorola, Incorporated *                           20,000       1,221,250
Novellus Systems, Incorporated *                   37,700       1,866,150
TekTronix, Incorporated                           166,500       5,005,406
Teradyne, Incorporated *                          277,800      11,771,775
Varian Associates, Incorporated *                  87,900       3,329,213
                                                              -----------
                                                              104,393,276

FINANCIAL SERVICES - 1.52%
Allmerica Financial Corporation                   117,281       6,787,638
Amcore Financial, Incorporated                     20,200         462,391
Associates First Capital Corporation, Class       161,800       6,856,275
  A
Borg-Warner Security Corporation *                290,700       5,450,625
Household International, Incorporated              58,400       2,314,100
ReliaStar Financial Corporation                    59,400       2,739,825
Richmond County Financial Corporation              47,700         766,181
Webster Financial Corporation                      49,400       1,355,412
                                                              -----------
                                                               26,732,447

FOOD & BEVERAGES - 3.20%
American Italian Pasta
  Company, Class A *                               46,900     $ 1,236,988
Coca-Cola Bottling Company                         16,800         966,000
Dean Foods Company                                149,100       6,085,144
Dole Food, Incorporated                           591,100      17,733,000
Earthgrains Company                                75,000       2,320,312
Flowers Industries, Incorporated                   94,200       2,254,912
Interstate Bakeries Corporation                   135,700       3,587,569
Keebler Foods Company *                            19,200         722,400
Michael Foods, Incorporated *                      88,200       2,646,000
Suiza Foods Corporation *                          54,900       2,796,469
Tootsie Roll Industries, Incorporated *            61,900       2,421,837
United States Foodservice *                       125,262       6,137,838
Whitman Corporation                               173,600       4,405,100
Wm. Wrigley Jr. Company                            31,600       2,830,175
                                                               ----------
                                                               56,143,744

FOREST PRODUCTS - 0.21%
Georgia-Pacific Corporation                        62,100       3,636,731
                                                               ----------

GAS & PIPELINE UTILITIES - 0.30%
Coastal Corporation *                              67,100       2,344,306
Enron Corporation                                  50,600       2,887,363
                                                               ----------
                                                                5,231,669

GOLD - 0.08%
Newmont Mining Corporation                         80,000       1,445,000
                                                               ----------

HOMEBUILDERS - 0.64%
Centex Corporation *                               80,000       3,605,000
Elcor Chemical Corporation *                      148,800       4,808,100
Lennar Corporation *                               52,200       1,318,050
Pulte Corporation *                                54,100       1,504,656
                                                               ----------
                                                               11,235,806

HOTELS & RESTAURANTS - 0.74%
CKE Restaurants, Incorporated                     169,417       4,987,198
CBRL Group *                                       26,900         627,106
Mirage Resorts, Incorporated *                    300,000       4,481,250
Papa Johns International, Incorporated *           65,300       2,881,363
                                                               ----------
                                                               12,976,917

HOUSEHOLD APPLIANCES - 2.62%
Bassett Furniture Industries,
  Incorporated                                     49,900       1,203,838
Leggett & Platt, Incorporated *                   653,500      14,377,000
Maxim Group, Incorporated *                        79,000       1,896,000
Newell Company                                     92,900       3,832,125
OSF, Incorporated *                               130,000         935,558
Westpoint Stevens, Incorporated *                 190,600       6,015,812

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            SHARES         VALUE
                                            ------         -----
HOUSEHOLD APPLIANCES-CONTINUED
Whirlpool Corporation                       320,000     $17,720,000
                                                        -----------
                                                         45,980,333

HOUSEHOLD PRODUCTS - 1.50%
Black & Decker Corporation                  116,000       6,503,250
Clorox Company *                             30,600       3,574,463
Rubbermaid, Incorporated                     58,700       1,845,381
Snap-On, Incorporated *                     278,400       9,691,800
The Stanley Works                            65,800       1,825,950
Tupperware Corporation                      179,100       2,943,956
                                                        -----------
                                                         26,384,800

INDUSTRIAL MACHINERY - 3.01%
American Standard Companies,
  Incorporated *                            572,000      20,592,000
Gorman Rupp Company                          73,700       1,234,475
Harnischfeger Industries, Incorporated      144,200       1,469,038
Kaydon Corporation *                         64,800       2,596,050
Manitowoc, Incorporated *                    31,300       1,388,938
Pall Corporation                            179,400       4,541,062
PRI Automation, Incorporated *              188,800       4,908,800
SPX Corporation                              56,613       3,793,071
Thermo Electron Corporation *               212,600       3,600,912
Unova, Incorporated *                       403,100       7,306,187
York International Corporation               34,300       1,399,869
                                                        -----------
                                                         52,830,402

INSURANCE - 1.31%
Aetna, Incorporated                          33,500       2,633,937
AFLAC, Incorporated                         108,700       4,782,800
Ambac Financial Group, Incorporated          49,800       2,997,337
American Bankers Insurance Group,
  Incorporated *                             60,900       2,946,037
Hartford Life, Incorporated, Class A         15,600         908,700
HCC Insurance Holdings, Incorporated         46,600         821,325
MBIA, Incorporated                           16,000       1,049,000
PAULA Financial                              65,700         615,938
Progressive Corporation                      12,800       2,168,000
Protective Life Corporation                  75,900       3,021,769
UNUM Corporation                             18,100       1,056,588
                                                        -----------
                                                         23,001,431

INTERNATIONAL OIL - 1.04%
Amoco Corporation *                         111,200       6,713,700
Halliburton Company                         388,900      11,521,162
                                                        -----------
                                                         18,234,862

LEISURE TIME - 2.22%
Action Performance
  Companies, Incorporated *                 103,900       3,675,463


LEISURE TIME-CONTINUED
Brunswick Corporation                       405,000     $10,023,750
Cinar Films, Incorporated, Class B, ADR      42,200       1,021,524
Cinar Films, Incorporated, Class B *         78,200       1,984,325
CNET, Incorporated                           36,400       1,995,175
Harrahs Entertainment, Incorporated *        10,000         156,875
Premier Parks, Incorporated *               240,500       7,275,125
Westwood One, Incorporated *                422,600      12,889,300
                                                         ----------
                                                         39,021,537

LIQUOR - 0.11%
Adolph Coors Company, Class B                34,400       1,941,450
                                                         ----------

OFFICE FURNISHINGS & SUPPLIES - .93%
Knoll, Incorporated *                       140,500       4,162,313
Miller Herman, Incorporated                 189,200       5,084,750
Reynolds & Reynolds
  Company, Class A *                        306,300       7,025,756
                                                         ----------
                                                         16,272,819

PAPER - 1.82%
Bowater, Incorporated                       130,000       5,386,875
Champion International Corporation           87,600       3,547,800
Chesapeake Corporation                      102,800       3,790,750
Fort James Corporation                      395,800      15,832,000
Ivex Packaging Corporation *                148,300       3,447,975
                                                         ----------
                                                         32,005,400

PETROLEUM SERVICES - 1.91%
Apache Corporation *                        100,700       2,548,969
Conoco, Incorporated, Class A *              51,300       1,070,888
ENSCO International, Incorporated           211,000       2,255,062
Helmerich & Payne, Incorporated             256,000       4,960,000
Schlumberger, Ltd. *                         59,200       2,724,195
Smith International, Incorporated *          73,400       1,848,762
Tosco Corporation                           391,100      10,119,712
Total SA, B Shares *                         60,000       6,074,048
Transocean Offshore, Incorporated *          70,000       1,876,875
                                                         ----------
                                                         33,478,511

PHOTOGRAPHY - 0.45%
Polaroid Corporation                        418,000       7,811,375
                                                         ----------

PLASTICS - 0.37%
First Brands Corporation                     53,000       2,090,188
Illinois Tool Works, Incorporated *          77,300       4,483,400
                                                         ----------
                                                          6,573,588

POLLUTION CONTROL - 1.62%
Browning Ferris Industries,
  Incorporated                              786,600      22,368,938
Eastern Environmental
  Services, Incorporated                    104,300       3,096,406

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  SHARES        VALUE
                                                  ------        -----
POLLUTION CONTROL-CONTINUED
Republic Services,
  Incorporated, Class A                           160,000     $ 2,950,000
                                                              -----------
                                                               28,415,344

PUBLISHING - 0.18%
John H. Harland Company                           195,000       3,083,438
                                                              -----------

RAILROADS & EQUIPMENT - 0.09%
CSX Corporation                                    36,300       1,506,450
                                                              -----------

REAL ESTATE - 0.52%
Apartment Investment & Management
  Company, Class A *                               49,300       1,833,343
Arden Realty, Incorporated *                       19,700         456,794
Avalon Bay Communities, Incorporated *             28,100         962,425
BRE Properties, Incorporated *                     29,900         740,025
Duke Realty Investments, Incorporated              54,100       1,257,825
First Industrial Realty Trust, Incorporated *      14,800         396,825
Kimco Realty Corporation *                         31,200       1,238,250
Mack-California Realty Corporation *               14,000         432,250
Public Storage, Incorporated *                     22,400         606,200
Simon Property Group, Incorporated *               16,400         467,400
TrizecHahn Corporation *                           32,400         664,200
                                                              -----------
                                                                9,055,537

RETAIL GROCERY - 1.03%
Caseys General Stores, Incorporated               163,700       2,133,216
Safeway, Incorporated *                           179,500      10,938,281
Starbucks Corporation *                            88,600       4,972,675
                                                              -----------
                                                               18,044,172

RETAIL TRADE - 6.50%
Abercrombie & Fitch Company, Class A *             33,000       2,334,750
Ann Taylor Stores Corporation *                     9,600         378,600
Bed Bath & Beyond, Incorporated *                  46,000       1,569,750
Bon-Ton Stores, Incorporated                      216,500       1,650,813
Consolidated Stores Corporation *                 708,029      14,293,335
CVS Corporation                                   176,758       9,721,690
Dayton Hudson Corporation *                        19,200       1,041,600
Dollar Tree Stores, Incorporated *                123,250       5,384,484
Federated Department Stores, Incorporated *       610,000      26,573,125
Fred Meyers, Incorporated *                        99,000       5,964,750
Heilig-Meyers Company                             474,900       3,175,894
Nordstrom, Incorporated                            84,400       2,927,625
Pep Boys (Manny, Moe & Jack) *                    327,200       5,132,950
Restoration Hardware, Incorporated *               31,300         841,188
Saks, Incorporated *                              214,282       6,763,276

RETAIL TRADE-CONTINUED
Sportsline USA, Incorporated *                     57,700     $   897,956
Staples, Incorporated *                            26,000       1,135,875
The Limited, Incorporated                         457,600      13,327,600
TJX Companies, Incorporated                       234,800       6,809,200
Walgreen Company *                                 56,500       3,308,781
Zale Corporation *                                 23,400         754,650
                                                              -----------
                                                              113,987,892

SANITARY SERVICES - 2.06%
Allied Waste Industries, Incorporated *            65,905       1,557,006
Republic Industries, Incorporated *               530,300       7,821,925
Waste Management, Incorporated                    573,792      26,753,052
                                                              -----------
                                                               36,131,983

SHIPBUILDING - 0.18%
Avondale Industries, Incorporated *               106,022       3,074,638
                                                              -----------

SOFTWARE - 2.49%
BMC Software, Incorporated *                       28,700       1,278,944
Cadence Design Systems,
  Incorporated *                                  181,100       5,387,725
Compuware Corporation *                            29,500       2,304,688
Intuit, Incorporated *                             44,100       3,197,250
Keane, Incorporated *                             175,800       7,021,012
Networks Associates, Incorporated *                51,400       3,405,250
Siebel Systems, Incorporated *                    193,550       6,568,603
USA Networks, Incorporated *                      321,700      10,656,312
Veritas Software Corporation *                     65,000       3,895,938
                                                              -----------
                                                               43,715,722

STEEL - 0.81%
Nucor Corporation                                 300,300      12,987,975
Steel Dynamics, Incorporated *                     97,300       1,143,275
                                                              -----------
                                                               14,131,250

TELECOMMUNICATIONS SERVICES - 1.76%
Ascend Communications,
  Incorporated *                                  134,200       8,823,650
Comsat Corporation                                109,900       3,956,400
Cox Communications, Incorporated, Class
  A *                                              38,700       2,675,137
MCI Worldcom, Incorporated *                       22,700       1,628,725
Nextel Communications, Incorporated,
  Class A *                                        38,200         902,475
RCN Corporation *                                   3,600          63,675
Skytel Communications, Incorporated *             371,300       8,215,012
Univision Communications, Incorporated,
  Class A *                                       124,900       4,519,819
US LEC Corporation, Class A                        12,600         186,638
                                                              -----------
                                                               30,971,531

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     SHARES         VALUE
                                                     ------         -----
TELEPHONE - 0.14%
E Spire Communications, Incorporated *                28,300    $      180,413
Winstar Communications, Incorporated *                61,200         2,386,800
                                                                --------------
                                                                     2,567,213

TIRES & RUBBER - 0.41%
Carlisle Companies, Incorporated                     132,300         6,829,988
Cooper Tire & Rubber Company *                        20,000           408,750
                                                                --------------
                                                                     7,238,738

TOBACCO - 0.11%
RJR Nabisco Holdings Corporation                      65,700         1,950,469
                                                                --------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.30%
Mattel, Incorporated                                 227,800         5,196,688
                                                                --------------

TRUCKING & FREIGHT - 1.28%
CNF Transportation, Incorporated                     555,700        20,873,481
Pittston Brinks Group                                 52,400         1,670,250
                                                                --------------
                                                                    22,543,731

TOTAL COMMON STOCKS
(Cost: $1,451,302,366)                                          $1,482,101,552
                                                                --------------

PREFERRED STOCK - 0.28%
CONTAINERS & GLASS - 0.22%
Owens-Illinois, Incorporated
   (Convertible)                                      88,800         3,774,000
                                                                --------------

DOMESTIC OIL - 0.06%
Stone Energy Corporation                              38,600         1,109,750
                                                                --------------

TOTAL PREFERRED STOCK
(Cost: $4,633,177)                                              $    4,883,750
                                                                --------------

PRINCIPAL
AMOUNT                                                         VALUE
------                                                         -----
SHORT TERM INVESTMENTS - 11.25%
$197,468,560     Navigator Securities
                 Lending Trust, 5.17%                     $   197,468,560
                                                          ---------------

REPURCHASE AGREEMENTS - 4.01%
$70,411,000    Repurchase Agreement with State
               Street Bank & Trust Company
               dated 12/31/1998 at 4.25%, to be
               repurchased at $70,444,250 on
               01/04/1999, collateralized by
               $48,815,000 U.S. Treasury Bonds,
               9.25% due 02/15/2016 (valued at
               $71,826,684, including interest            $    70,411,000
                                                          ---------------

TOTAL INVESTMENTS   (EQUITY TRUST)
(Cost: $1,723,815,103)                                    $ 1,754,864,861
                                                          ===============

GROWTH TRUST

                                                  SHARES        VALUE
                                                  ------        -----
COMMON STOCKS - 89.87%
AEROSPACE - 0.71%
Computer Sciences Corporation *                   34,150     $ 2,200,541
                                                             -----------

APPAREL & TEXTILES - 0.52%
Cintas Corporation                                22,525       1,586,605
                                                             -----------

AUTO PARTS - 0.49%
Danaher Corporation *                             27,825       1,511,245
                                                             -----------

AUTOMOBILES - 0.26%
Harley Davidson, Incorporated                     17,100         810,113
                                                             -----------

BANKING - 1.92%
Firstar Corporation                               17,400       1,622,550
Northern Trust Corporation                        16,700       1,458,119
State Street Boston Corporation                   20,125       1,399,945
U.S. Bancorp                                      39,975       1,419,113
                                                             -----------
                                                               5,899,727

BROADCASTING - 3.45%
Comcast Corporation, Class A                      79,850       4,686,197
MediaOne Group, Incorporated *                    31,400       1,475,800
Tele-Communications, Incorporated, Series A *     80,525       4,454,039
                                                             -----------
                                                              10,616,036

BUSINESS SERVICES - 5.49%
Automatic Data Processing,
  Incorporated                                    13,500       1,082,531
DeVRY,  Incorporated *                            56,625       1,734,141
Fiserv, Incorporated *                            58,662       3,017,426
IMS Health, Incorporated                          59,275       4,471,558

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  SHARES         VALUE
                                                  ------         -----
BUSINESS SERVICES-CONTINUED
Interpublic Group
  Companies, Incorporated                           9,600     $   765,600
Nokia Corporation, ADR *                           24,700       2,974,806
Robert Half International,
  Incorporated *                                   29,325       1,310,461
Tyco International, Ltd.                           20,575       1,552,127
                                                              -----------
                                                               16,908,650

CHEMICALS - 0.25%
Monsanto Company                                   16,475         782,563
                                                              -----------

COMPUTERS & BUSINESS EQUIPMENT - 8.63%
America Online, Incorporated *                     35,825       5,732,000
Cisco Systems, Incorporated *                      59,525       5,524,664
Compaq Computer Corporation                        35,400       1,484,588
Dell Computer Corporation *                        49,975       3,657,545
EMC Corporation *                                  33,700       2,864,500
International Business Machines Corporation        31,525       5,824,244
Sun Microsystems, Incorporated *                   17,650       1,511,281
                                                              -----------
                                                               26,598,822


DRUGS & HEALTH CARE - 14.80%
Alza Corporation *                                 30,750       1,606,688
Amgen, Incorporated *                              43,400       4,538,012
Bristol-Myers Squibb Company                       36,250       4,850,703
Eli Lilly & Company                                52,600       4,674,825
Glaxo Wellcome PLC, ADR                            10,675         741,913
Johnson & Johnson                                  17,325       1,453,134
Medtronic, Incorporated                            43,050       3,196,463
Merck & Company, Incorporated                      18,300       2,702,681
Pfizer, Incorporated *                             81,600      10,235,700
Schering-Plough Corporation                       100,975       5,578,869
Warner-Lambert Company                             79,675       5,990,564
                                                              -----------
                                                               45,569,552

ELECTRICAL EQUIPMENT - 4.30%
General Electric Company *                        129,600      13,227,300
                                                              -----------

ELECTRONICS - 6.34%
Intel Corporation                                  80,700       9,567,994
Lucent Technologies, Incorporated                  67,850       7,463,500
Motorola, Incorporated *                           19,000       1,160,187
Texas Instruments, Incorporated                    11,125         951,883
The Perkin-Elmer Corporation                        3,750         365,859
                                                              -----------
                                                               19,509,423

FINANCIAL SERVICES - 4.16%
American Express Company                           29,225     $ 2,988,256
Associates First Capital Corporation, Class A      37,366       1,583,384
Citigroup, Incorporated *                          58,725       2,906,888
Federal National Mortgage Association              58,450       4,325,300
Hartford Financial Services Group,
  Incorporated                                     18,525       1,016,559
                                                              -----------
                                                               12,820,387

FOOD & BEVERAGES - 2.78%
Coca-Cola Company                                  83,950       5,614,156
Hershey's Foods Corporation                        11,600         721,375
Pepsico, Incorporated                              35,600       1,457,375
Tootsie Roll Industries, Incorporated *             1,275          49,885
Wm. Wrigley Jr. Company                             8,075         723,217
                                                              -----------
                                                                8,566,008

HOTELS & RESTAURANTS - 1.63%
McDonalds Corporation *                            50,750       3,888,719
Outback Steakhouse, Incorporated *                 28,150       1,122,481
                                                              -----------
                                                                5,011,200

HOUSEHOLD PRODUCTS - 3.74%
Clorox Company *                                    6,375         744,680
Colgate Palmolive Company                          22,500       2,089,687
Dial Corporation                                   50,950       1,471,181
Gillette Company                                   91,775       4,433,880
Procter & Gamble Company *                         30,250       2,762,203
                                                              -----------
                                                               11,501,631

INSURANCE - 4.50%
American International Group, Incorporated         44,500       4,299,813
Berkshire Hathaway, Incorporated *                  3,000       7,050,000
Marsh & Mclennan Companies, Incorporated           42,700       2,495,281
                                                              -----------
                                                               13,845,094

INVESTMENT COMPANIES - 0.42%
Charles Schwab Corporation                         13,650         766,959
Franklin Resources, Incorporated                   16,450         526,400
                                                              -----------
                                                                1,293,359

LEISURE TIME - 1.32%
Carnival Corporation, Class A                      17,100         820,800
The Walt Disney Company                           107,675       3,230,250
                                                              -----------
                                                                4,051,050

NEWSPAPERS - 0.46%
Gannett, Incorporated                              21,850       1,409,325
                                                              -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES       VALUE
                                                    ------       -----
PLASTICS - 0.45%
Illinois Tool Works, Incorporated *                 23,950    $  1,389,100
                                                              ------------

PUBLISHING - 0.71%
McGraw-Hill Companies, Incorporated                  4,875         496,641
Time Warner, Incorporated                           27,000       1,675,687
                                                              ------------
                                                                 2,172,328

RETAIL GROCERY - 0.75%
Safeway, Incorporated *                             37,650       2,294,297
                                                              ------------

RETAIL TRADE - 7.55%
Bed Bath & Beyond, Incorporated *                   23,350         796,819
Best Buy Company, Incorporated *                    12,325         756,447
Costco Companies, Incorporated *                    44,350       3,201,515
GAP, Incorporated                                   41,850       2,354,062
Home Depot, Incorporated                            78,325       4,792,511
Kohls Corporation *                                 28,100       1,726,394
Staples, Incorporated *                             16,625         726,305
Wal-Mart Stores, Incorporated                       82,475       6,716,558
Walgreen Company *                                  37,075       2,171,205
                                                              ------------
                                                                23,241,816

SOFTWARE - 6.34%
Intuit, Incorporated *                              21,325       1,546,062
Microsoft Corporation *                             91,200      12,648,300
Oracle Systems Corporation *                        33,500       1,444,688
PeopleSoft, Incorporated *                           8,850         167,597
Solectron Corporation *                             40,025       3,719,823
                                                              ------------
                                                                19,526,470

TELECOMMUNICATIONS SERVICES - 3.37%
MCI Worldcom, Incorporated *                       123,894       8,889,394
Qwest Communications
  International, Incorporated *                     29,950       1,497,500
                                                              ------------
                                                                10,386,894

TELEPHONE - 3.04%
Airtouch Communications, Incorporated *             57,150       4,121,944
BellSouth Corporation                               46,500       2,319,187
SBC Communications, Incorporated                    54,400       2,917,200
                                                              ------------
                                                                 9,358,331

TOBACCO - 1.37%
Philip Morris Companies, Incorporated               79,025       4,227,837
                                                              ------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.12%
Mattel, Incorporated                                16,400         374,125
                                                              ------------

TOTAL COMMON STOCKS
(Cost: $231,806,673)                                          $276,689,829
                                                              ------------

PRINCIPAL
AMOUNT                                                            VALUE
------                                                            -----
SHORT TERM INVESTMENTS - 2.41%
$7,412,748     Navigator Securities Lending Trust, 5.17%       $ 7,412,748
                                                               ------------

REPURCHASE AGREEMENTS - 7.72%
$23,763,000    Repurchase Agreement with State
               Street Bank & Trust Company
               dated 12/31/1998 at 4.00%, to be
               repurchased at $23,773,561 on
               01/04/1999, collateralized by
               $19,020,000 U.S. Treasury Bonds,
               7.25% due 08/15/2022 (valued at
               $24,238,613, including interest)                 $23,763,000
                                                               ------------

TOTAL INVESTMENTS  (GROWTH TRUST)
(Cost: $262,982,421)                                           $307,865,577
                                                               ============

QUANTITATIVE EQUITY TRUST

                                                    SHARES       VALUE
                                                    ------       -----
COMMON STOCKS - 92.95%
AEROSPACE - 0.56%
Gulfstream Aerospace
  Corporation *                                     27,500     $ 1,464,375
                                                               -----------

AIR TRAVEL - 1.68%
Southwest Airlines Company *                       195,000       4,375,313
                                                               -----------

ALUMINUM - 1.39%
Reynolds Metals Company                             68,700       3,619,631
                                                               -----------

AUTOMOBILES - 3.50%
Ford Motor Company                                  76,400       4,483,725
General Motors Corporation                          64,700       4,630,094
                                                               -----------
                                                                 9,113,819

BANKING - 9.38%
AmSouth Bancorporation                              16,200         739,125
Bank One Corporation *                              81,820       4,177,934
Dime Bancorp, Incorporated                          34,300         906,806
First Tennessee National
  Corporation                                        6,000         228,375
First Union Corporation                             68,500       4,165,656
Firstar Corporation                                 10,400         969,800
Fleet Financial Group, Incorporated                 99,600       4,450,875
Mellon Bank Corporation                             65,700       4,516,875
Washington Mutual, Incorporated                    111,300       4,250,269
                                                               -----------
                                                                24,405,715

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                             SHARES        VALUE
                                             ------        -----
BROADCASTING - 0.32%
Cablevision Systems
  Corporation, Class A *                     16,800     $   843,150
                                                        -----------

BUSINESS SERVICES - 2.91%
Outsource International, Incorporated *      75,000         356,250
Paychex, Incorporated                        25,050       1,288,509
Snyder Communications, Incorporated *        34,200       1,154,250
Tyco International, Ltd.                     63,300       4,775,194
                                                        -----------
                                                          7,574,203

CHEMICALS - 3.48%
E.I. Du Pont De Nemours & Company            69,800       3,703,762
Monsanto Company                             81,200       3,857,000
Waters Corporation *                         17,100       1,491,975
                                                        -----------
                                                          9,052,737

COMPUTERS & BUSINESS EQUIPMENT - 4.32%
Cisco Systems, Incorporated *                63,400       5,884,313
Dell Computer Corporation *                  61,200       4,479,075
Network Appliance, Incorporated *             9,600         432,000
Symbol Technologies, Incorporated             7,100         453,956
                                                        -----------
                                                         11,249,344

CONSTRUCTION & MINING EQUIPMENT - 1.59%
Caterpillar, Incorporated                    90,100       4,144,600
                                                        -----------

CRUDE PETROLEUM & NATURAL GAS - 1.64%
Sunoco, Incorporated                        118,400       4,269,800
                                                        -----------

DOMESTIC OIL - 2.34%
Unocal Corporation                           82,350       2,403,591
USX-Marathon Group                          122,500       3,690,312
                                                        -----------
                                                          6,093,903

DRUGS & HEALTH CARE - 5.21%
Allegiance Corporation                       30,600       1,426,725
Amgen, Incorporated *                        50,000       5,228,125
Biogen, Incorporated *                       21,900       1,817,700
Lincare Holdings, Incorporated *             21,400         868,038
Pacificare Health Systems, Class B *          4,700         373,650
Warner-Lambert Company                       51,100       3,842,081
                                                        -----------
                                                         13,556,319

ELECTRIC UTILITIES - 5.69%
Carolina Power & Light Company               14,700         691,819
CMS Energy Corporation *                     11,200         542,500
Dominion Resources, Incorporated             42,900       2,005,575
Duke Energy Company                          57,800       3,702,812
Florida Progress Corporation                 33,100       1,483,294
FPI Group, Incorporated                      54,200       3,340,075
Montana Power Company                        28,100       1,589,406
PECO Energy Company                          34,600       1,440,225
                                                        -----------
                                                         14,795,706

ELECTRONICS - 2.87%
Apple Computer, Incorporated *                16,800     $  687,750
Lexmark International Group,
  Incorporated, Class A *                     12,700      1,276,350
Lucent Technologies, Incorporated             50,100      5,511,000
                                                         ----------
                                                          7,475,100

FINANCIAL SERVICES - 2.88%
Capital One Financial Corporation             11,700      1,345,500
Charles Schwab Corporation                   109,650      6,160,959
                                                         ----------
                                                          7,506,459

HOMEBUILDERS - 0.50%
Centex Corporation *                          28,800      1,297,800
                                                         ----------

HOTELS & RESTAURANTS - 0.49%
Darden Restaurants, Incorporated              70,400      1,267,200
                                                         ----------

HOUSEHOLD APPLIANCES - 1.66%
Whirlpool Corporation                         78,000      4,319,250
                                                         ----------

HOUSEHOLD PRODUCTS - 0.54%
Clorox Company *                              12,000      1,401,750
                                                         ----------

INSURANCE - 2.01%
First American Financial Corporation          33,600      1,079,400
Marsh & McLennan Companies,
  Incorporated                                71,250      4,163,672
                                                         ----------
                                                          5,243,072

LEISURE TIME - 0.83%
Royal Caribbean Cruises, Ltd.                 58,700      2,171,900
                                                         ----------

PAPER - 1.88%
Union Camp Corporation                        72,500      4,893,750
                                                         ----------

PETROLEUM SERVICES - 1.13%
Conoco, Incorporated, Class A *              140,600      2,935,025
                                                         ----------

POLLUTION CONTROL - 0.94%
Browning Ferris Industries,
  Incorporated                                86,400      2,457,000
                                                         ----------

PUBLISHING - 2.04%
Time Warner, Incorporated                     85,400      5,300,138
                                                         ----------

REAL ESTATE - 1.90%
Equity Residential Properties
  Trust SBI                                   33,200      1,342,525
Simon Property Group,
  Incorporated *                             126,200      3,596,700
                                                         ----------
                                                          4,939,225

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                              SHARES        VALUE
                                              ------        -----
RETAIL TRADE - 11.94%
Abercrombie & Fitch Company,
  Class A *                                   18,800     $ 1,330,100
Best Buy Company, Incorporated *              16,900       1,037,238
Dollar Tree Stores, Incorporated *            18,100         790,744
GAP, Incorporated                             93,750       5,273,437
Home Depot Incorporated                       90,800       5,555,825
Lowe's Companies, Incorporated               113,900       5,830,256
Staples, Incorporated *                      124,600       5,443,462
TJX Companies, Incorporated                   34,700       1,006,300
Wal-Mart Stores, Incorporated                 58,900       4,796,669
                                                        ------------
                                                          31,064,031

SOFTWARE - 5.66%
Electronic Arts *                             28,200       1,582,725
Intuit, Incorporated *                        17,900       1,297,750
Microsoft Corporation *                       37,300       5,173,044
Oracle Systems Corporation *                 128,300       5,532,937
Siebel Systems, Incorporated *                34,000       1,153,875
                                                        ------------
                                                          14,740,331

TELECOMMUNICATIONS SERVICES - 2.05%
MCI Worldcom, Incorporated *                  74,270       5,328,873
                                                        ------------

TELEPHONE - 6.24%
Airtouch Communications,
  Incorporated *                              65,200       4,702,550
Alltel Corporation                            87,200       5,215,650
Bell Atlantic Corporation *                   75,700       4,012,100
Century Telephone Enterprises
  Incorporated                                16,100       1,086,750
Qwest Communications
  International, Incorporated *               24,300       1,215,000
                                                        ------------
                                                          16,232,050

TOBACCO - 3.38%
Philip Morris Companies,
  Incorporated                                86,300       4,617,050
RJR Nabisco Holdings Corporation             141,100       4,188,906
                                                        ------------
                                                           8,805,956

TOTAL COMMON STOCKS
(Cost: $201,049,125)                                    $241,937,525
                                                        ------------

PRINCIPAL
AMOUNT                                                     VALUE
------                                                     -----
SHORT TERM INVESTMENTS - 2.50%
$6,493,439     Navigator Securities Lending
               Trust,  5.17%                            $  6,493,439
                                                        ------------

REPURCHASE AGREEMENTS - 4.55%
$11,845,000    Repurchase Agreement with State
               Street Bank & Trust Company
               dated 12/31/1998 at 4.80%, to be
               repurchase at $11,851,317 on
               01/04/1999, collateralized by
               $11,535,000 U.S. Treasury Notes,
               5.75% due 10/31/2002 (valued at
               $12,082,913, including interest)         $ 11,845,000
                                                        ------------

TOTAL INVESTMENTS   (QUANTITATIVE
EQUITY TRUST)  (Cost: $219,387,564)                     $260,275,964
                                                        ============

EQUITY INDEX TRUST

                                                   SHARES       VALUE
                                                   ------       -----
COMMON STOCKS - 90.04%
AEROSPACE - 1.26%
Aeroquip-Vickers, Incorporated                        116     $  3,473
AlliedSignal, Incorporated                          3,448      152,789
Boeing Company                                      6,165      201,133
Computer Sciences Corporation *                       944       60,829
General Dynamics Corporation                          820       48,072
Lockheed Martin Corporation                         1,108       93,903
Northrop Grumman Corporation                          366       26,764
Rockwell International Corporation                  1,252       60,800
TRW, Incorporated                                     814       45,737
United Technologies Corporation                     1,473      160,189
                                                              --------
                                                               853,689

AGRICULTURAL MACHINERY - 0.08%
John Deere & Company                                1,544       51,145
                                                              --------

AGRICULTURAL OPERATIONS - 0.00%
Agribrands International,
  Incorporated *                                       40        1,200
                                                              --------

AIR FREIGHT - 0.12%
FDX Corporation *                                     909       80,901
                                                              --------

AIR TRAVEL - 0.27%
AMR Corporation *                                   1,060       62,937
Delta Air Lines, Incorporated                         918       47,736
Southwest Airlines Company *                        2,024       45,414
US Airways Group,
  Incorporated *                                      562       29,224
                                                              --------
                                                               185,311


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                              SHARES        VALUE
                                              ------        -----
ALUMINUM - 0.21%
Alcan Aluminum, Ltd.                          1,445       $ 39,105
Aluminum Company of America                   1,040         77,545
Reynolds Metals Company                         504         26,555
                                                          --------
                                                           143,205

APPAREL & TEXTILES - 0.21%
Fruit of The Loom, Incorporated,
  Class A *                                     509          7,031
Liz Claiborne, Incorporated                     387         12,215
Nike, Incorporated, Class B                   1,800         73,012
Reebok International, Ltd. *                    334          4,968
Russell Corporation                             152          3,088
Springs Industries, Incorporated                 82          3,398
V. F. Corporation                               822         38,531
                                                          --------
                                                           142,243

AUTO PARTS - 0.17%
Dana Corporation                                970         39,649
Danaher Corporation *                           100          5,431
Eaton Corporation                               513         36,263
Genuine Parts Company                         1,047         35,009
                                                          --------
                                                           116,352

AUTO SERVICES - 0.01%
Pennzoil-Quaker State Company *                 297          4,381
                                                          --------

AUTOMOBILES - 1.13%
Ford Motor Company                            7,384        433,348
General Motors Corporation                    4,335        310,223
PACCAR, Incorporated                            524         21,550
                                                          --------
                                                           765,121

BANKING - 5.86%
Bank of New York, Incorporated                4,666        187,806
Bank One Corporation *                        7,001        357,489
BankAmerica Corporation *                    10,697        643,157
BankBoston Corporation                        1,819         70,827
Bankers Trust New York Corporation              574         49,041
BB&T Corporation                              1,310         52,809
Chase Manhattan Corporation                   5,162        351,339
Comerica, Incorporated                          904         61,641
Fifth Third Bancorp                           1,521        108,466
First Union Corporation                       5,900        358,794
Firstar Corporation                           1,300        121,225
Fleet Financial Group, Incorporated           3,208        143,357
Huntington Bancshares,
  Incorporated                                  955         28,710
J. P. Morgan & Company, Incorporated          1,050        110,316
Keycorp                                       2,736         87,552
MBNA Corporation                              4,527        112,892
Mellon Bank Corporation                       1,571        108,006
Mercantile Bancorporation,
  Incorporated                                  500         23,063


BANKING-CONTINUED
National City Corporation                     1,554     $  112,665
Northern Trust Corporation                      746         65,135
PNC Bank Corporation                          1,893        102,459
Providian Financial Corporation                 838         62,850
Republic New York Corporation                   752         34,263
State Street Boston Corporation                 708         49,250
Summit Bancorp                                  528         23,067
SunTrust Banks, Incorporated                  1,294         98,991
Synovus Financial Corporation                 1,167         28,446
U.S. Bancorp                                  4,464        158,472
Union Planters Corporation                      800         36,250
Wachovia Corporation                          1,140         99,679
Washington Mutual, Incorporated               3,339        127,508
                                                        ----------
                                                         3,975,525

BROADCASTING - 1.25%
CBS Corporation *                             4,236        138,729
Clear Channel
  Communications *                              966         52,647
Comcast Corporation, Class A                  2,180        127,939
MediaOne Group, Incorporated *                3,727        175,169
Tele-Communications, Incorporated,
  Series A *                                  3,385        187,233
Viacom, Incorporated, Class B *               2,274        168,276
                                                        ----------
                                                           849,993

BUILDING MATERIALS & CONSTRUCTION - 0.03%
Fluor Corporation                               544         23,154
                                                        ----------

BUSINESS SERVICES - 1.59%
Automatic Data Processing,
  Incorporated                                1,829        146,663
Cendant Corporation *                         4,975         94,836
De Luxe Corporation                             540         19,744
Dun & Bradstreet Corporation                  1,011         31,910
Ecolab, Incorporated *                          838         30,325
First Data Corporation                        2,657         84,194
H & R Block, Incorporated                       636         28,620
Humana, Incorporated *                          984         17,527
IMS Health, Incorporated                        991         74,759
Interpublic Group Companies,
  Incorporated                                  831         66,272
Laidlaw, Incorporated                         1,945         19,572
Nielsen Media Research,
  Incorporated *                                224          4,032
OmniCom Group, Incorporated                     523         30,334
Paychex, Incorporated                         1,000         51,437
R.H. Donnelley Corporation                      137          1,995
R.R. Donnelley & Sons Company                   900         39,431
Service Corporation International             1,534         58,388
Tyco International, Ltd.                      3,724        280,929
                                                        ----------
                                                         1,080,968

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                           SHARES        VALUE
                                           ------        -----
CHEMICALS - 1.53%
Air Products & Chemicals,
  Incorporated                              1,528     $   61,120
B.F. Goodrich Company                         451         16,180
Dow Chemical Company *                      1,453        132,132
E.I. Du Pont De Nemours &
  Company                                   6,902        366,237
Eastman Chemical Company                      527         23,583
FMC Corporation *                             150          8,400
Great Lakes Chemical Corporation              348         13,920
Hercules, Incorporated                        608         16,644
Monsanto Company                            3,671        174,372
Morton International Industries,
  Incorporated                                861         21,095
Nalco Chemical Company                        377         11,687
Octel Corporation *                            67            930
PPG Industries, Incorporated                1,045         60,871
Praxair, Incorporated                         957         33,734
Rohm & Haas Company                         1,162         35,005
Sigma-Aldrich Corporation                     618         18,154
Union Carbide Corporation                     834         35,445
W. R. Grace & Company *                       507          7,954
                                                      ----------
                                                       1,037,463

COMPUTERS & BUSINESS EQUIPMENT - 6.76%
3Com Corporation *                          2,232        100,021
Cabletron Systems,
  Incorporated *                              962          8,057
Ceridian Corporation *                        518         36,163
Cisco Systems, Incorporated *               9,356        868,354
Compaq Computer Corporation                10,170        426,504
Data General Corporation *                    289          4,750
Dell Computer Corporation *                 7,956        582,280
EMC Corporation *                           3,059        260,015
Gateway 2000, Incorporated *                1,005         51,443
HBO & Company                               1,950         55,941
Hewlett-Packard Company                     6,287        429,481
International Business Machines
  Corporation                               5,939      1,097,230
Pitney Bowes, Incorporated                  1,787        118,054
Seagate Technology, Incorporated *          1,516         45,859
Sun Microsystems, Incorporated *            2,348        201,047
Tandy Corporation                             638         26,278
Unisys Corporation *                        1,332         45,871
Xerox Corporation                           1,954        230,572
                                                      ----------
                                                       4,587,920

CONGLOMERATES - 0.24%
Fortune Brands, Incorporated                1,015         32,099
Harcourt General, Incorporated                494         26,275
ITT Industries, Incorporated                  793         31,522
Textron, Incorporated                         985         74,798
                                                      ----------
                                                         164,694


CONSTRUCTION MATERIALS - 0.17%
Armstrong World Industries,
  Incorporated                                  269     $ 16,224
Masco Corporation                             1,975       56,781
Owens Corning                                   322       11,411
Sherwin Williams Company                      1,018       29,904
                                                        --------
                                                         114,320

CONSTRUCTION & MINING EQUIPMENT - 0.24%
Caterpillar, Incorporated                     2,352      108,192
Dover Corporation                             1,429       52,337
Foster Wheeler Corporation                      270        3,561
                                                        --------
                                                         164,090

CONTAINERS & GLASS - 0.12%
Ball Corporation                                126        5,765
Bemis, Incorporated                             321       12,178
Crown Cork & Seal, Incorporated                 830       25,574
Owens-Illinois, Incorporated *                  676       20,702
Temple-Inland, Incorporated                     333       19,751
                                                        --------
                                                          83,970

COSMETICS & TOILETRIES - 0.17%
Alberto Culver Company, Class B                 332        8,860
Avon Products, Incorporated                   1,698       75,137
International Flavours &
  Fragrances, Incorporated                      652       28,810
                                                        --------
                                                         112,807

CRUDE PETROLEUM & NATURAL GAS - 0.18%
Anadarko Petroleum Corporation                  604       18,648
Burlington Resources, Incorporated            1,036       37,102
Occidental Petroleum Corporation              2,104       35,505
Sunoco, Incorporated                            531       19,149
Union Pacific Resources Group,
  Incorporated                                1,552       14,065
                                                        --------
                                                         124,469

DOMESTIC OIL - 0.60%
Amerada Hess Corporation *                      583       29,004
Ashland, Incorporated                           513       24,816
Atlantic Richfield Company                    1,937      126,389
Kerr-McGee Corporation                          299       11,437
Oryx Energy Company *                           640        8,600
Pennzoil Company                                297        4,381
Phillips Petroleum Company                    1,590       67,774
Tenneco, Incorporated                         1,009       34,369
Unocal Corporation                            1,524       44,482
USX-Marathon Group                            1,801       54,255
                                                        --------
                                                         405,507

DRUGS & HEALTH CARE - 10.73%
Abbott Laboratories                           9,518      466,382


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                          SHARES        VALUE
                                          ------        -----
DRUGS & HEALTH CARE-CONTINUED
Allergan Specialty Therapeutics,
  Incorporated, Class A *                      9     $       84
Allergan, Incorporated                       371         24,022
Alza Corporation *                           556         29,051
American Home Products
  Corporation                              7,905        445,150
Amgen, Incorporated *                      1,588        166,045
Bausch & Lomb, Incorporated                  331         19,860
Baxter International, Incorporated         1,768        113,704
Becton Dickinson & Company *               1,619         69,111
Biomet, Incorporated *                       664         26,726
Bristol-Myers Squibb Company               6,148        822,679
C.R. Bard, Incorporated                      337         16,682
Cardinal Health, Incorporated                976         74,054
Columbia/HCA Healthcare
  Corporation *                            4,031         99,767
Eli Lilly & Company                        6,811        605,328
Guidant Corporation *                        919        101,320
HCR Manor Care Incorporated *                524         15,393
HEALTHSOUTH Corporation *                  2,386         36,834
Johnson & Johnson                          8,257        692,556
Mallinckrodt, Incorporated                   505         15,560
Medtronic, Incorporated                    2,863        212,578
Merck & Company, Incorporated              7,301      1,078,266
Pfizer, Incorporated *                     7,993      1,002,622
Pharmacia & Upjohn, Incorporated           3,113        176,274
Schering-Plough Corporation                8,898        491,614
St. Jude Medical, Incorporated *             571         15,810
Tenet Healthcare Corporation *             1,864         48,930
United Healthcare Corporation *            1,088         46,852
Warner-Lambert Company                     4,898        368,268
                                                     ----------
                                                      7,281,522

ELECTRICAL EQUIPMENT - 3.49%
Cooper Industries, Incorporated              794         37,864
Emerson Electric Company                   2,744        166,012
General Electric Company *                20,104      2,051,864
Johnson Controls, Incorporated               549         32,391
Millipore Corporation                        282          8,019
National Service Industries,
  Incorporated                               282         10,716
Raychem Corporation                          559         18,063
Sonat, Incorporated                          590         15,967
W.W. Grainger, Incorporated                  718         29,887
                                                     ----------
                                                      2,370,783

ELECTRIC UTILITIES - 2.21%
AES Corporation *                          1,000         47,375
Ameren Corporation                           771         32,912
American Electric Power, Incorporated
                                           1,088         51,204

ELECTRIC UTILITIES-CONTINUED
Baltimore Gas & Electric Company             915     $   28,251
Carolina Power & Light Company               929         43,721
Central & South West Corporation           1,383         37,946
Cinergy Corporation                          957         32,897
Consolidated Edison, Incorporated          1,476         78,043
Dominion Resources, Incorporated           1,084         50,677
DTE Energy Company                           904         38,759
Duke Energy Company                        2,298        147,216
Edison International                       2,416         67,346
Entergy Corporation                        1,505         46,843
FirstEnergy Corporation                    1,341         43,666
FPL Group, Incorporated                    1,057         65,138
GPU, Incorporated                            812         35,880
Houston Industries, Incorporated           1,885         60,556
New Century Energies, Incorporated           700         34,125
Niagara Mohawk Power Corporation *           957         15,432
Northern States Power Company,
  Minnesota                                  903         25,058
PacifiCorp                                 1,833         38,608
PECO Energy Company                        1,426         59,357
PG&E Corporation *                         2,602         81,963
PP&L Resources, Incorporated                 968         26,983
Public Service Enterprise Group,
  Incorporated                             1,466         58,640
Southern Company                           4,261        123,835
Texas Utilities Company                    1,551         72,412
Unicom Corporation                         1,400         53,988
                                                     ----------
                                                      1,498,831

ELECTRONICS - 5.05%
Advanced Micro Devices,
  Incorporated *                             889         25,725
AMP, Incorporated                          1,257         65,443
Andrew Corporation *                         571          9,421
Apple Computer, Incorporated *               838         34,306
Applied Materials, Incorporated *          2,315         98,822
Boston Scientific Corporation *            2,320         62,205
EG & G, Incorporated                         291          8,093
Electronic Data Systems
  Corporation                              3,047        153,112
General Instrument Corporation *             916         31,087
Harris Corporation                           532         19,484
Honeywell, Incorporated                      828         62,359
Intel Corporation                         10,163      1,204,951
KLA-Tencor Corporation *                     416         18,044
LSI Logic Corporation *                      888         14,319
Lucent Technologies, Incorporated          7,874        866,140
Micron Technology,
  Incorporated *                           1,379         69,726
Motorola, Incorporated *                   3,679        224,649
National Semiconductor
  Corporation *                              942         12,717
Raytheon Company, Class B                  1,718         91,483


    The accompanying notes are an integral part of the financial statements.

                                        SHARES        VALUE
                                        ------        -----
ELECTRONICS-CONTINUED
Scientific-Atlanta, Incorporated           525     $   11,977
Silicon Graphics, Incorporated *         1,051         13,532
TekTronix, Incorporated                    308          9,259
Tellabs, Incorporated *                  1,069         73,293
Texas Instruments, Incorporated          2,402        205,521
The Perkin-Elmer Corporation               290         28,293
Thomas & Betts Corporation                 330         14,293
                                                   ----------
                                                    3,428,254

FINANCIAL SERVICES - 4.93%
American Express Company                 2,841        290,492
Associates First Capital
  Corporation,                           3,874        164,161
  Class A
Bear Stearns Companies,
  Incorporated                             700         26,163
Capital One Financial Corporation          337         38,755
Charles Schwab Corporation               2,400        134,850
Citigroup, Incorporated *               14,243        705,028
Countrywide Credit Industries,
  Incorporated                             647         32,471
Federal Home Loan Mortgage
  Corporation                            4,270        275,148
Federal National Mortgage
  Association                            6,483        479,742
Franklin Resources, Incorporated         1,733         55,456
Golden West Financial Corporation          338         30,990
Hartford Financial Services Group,
  Incorporated                           1,577         86,538
Household International,
  Incorporated                           3,031        120,103
Lehman Brothers Holdings,
  Incorporated                             355         15,642
Merrill Lynch & Company,
  Incorporated                           2,001        133,567
Morgan Stanley Dean Witter &
  Company                                3,617        256,807
Regions Financial Corporation            1,381         55,672
SLM Holding Corporation                  1,020         48,960
Wells Fargo & Company                    9,976        398,417
                                                   ----------
                                                    3,348,962

FOOD & BEVERAGES - 4.46%
Archer-Daniels-Midland Company           3,595         61,789
Bestfoods                                1,796         95,637
Campbell Soup Company                    2,807        154,385
Coca-Cola Enterprises, Incorporated      2,500         89,375
ConAgra, Incorporated                    2,895         91,193
General Mills, Incorporated                960         74,640
H.J. Heinz Company                       2,324        131,597
Hershey Foods Corporation                  911         56,653
Kellogg Company                          2,513         85,756
PepsiCo, Incorporated                    9,195        376,420

FOOD & BEVERAGES-CONTINUED
Pioneer Hawaii Bred International,
  Incorporated *                        1,457     $   39,339
Quaker Oats Company                       868         51,646
Ralston Purina Company                  1,819         58,890
Sara Lee Corporation                    5,762        162,416
Supervalu, Incorporated                   801         22,428
Sysco Corporation                       2,036         55,863
The Coca-Cola Company                  15,297      1,022,987
Unilever NV                             3,963        328,681
Vlasic Foods International,
  Incorporated *                          191          4,548
Wm. Wrigley Jr. Company                   684         61,261
                                                  ----------
                                                   3,025,504

FOREST PRODUCTS - 0.19%
Georgia-Pacific Corporation               584         34,200
Louisiana Pacific Corporation             655         11,995
Sealed Air Corporation *                  373         19,046
Weyerhaeuser Company                    1,228         62,398
                                                  ----------
                                                     127,639

GAS & PIPELINE UTILITIES - 0.50%
Coastal Corporation *                   1,283         44,825
Columbia Energy Group                     597         34,477
Consolidated Natural Gas Company          597         32,238
Eastern Enterprises                        85          3,719
Enron Corporation                       1,903        108,590
NICOR, Incorporated                       301         12,717
ONEOK Incorporated                        124          4,479
Peoples Energy Corporation                147          5,862
Sempra Energy                           1,022         25,933
Williams Companies, Incorporated        2,160         67,365
                                                  ----------
                                                     340,205

GOLD - 0.16%
Barrick Gold Corporation                2,351         45,844
Battle Mountain Gold
  Company                               1,456          6,006
Freeport McMoran Copper & Gold,
  Incorporated, Class B *               1,104         11,523
Homestake Mining Company *              1,096         10,070
Newmont Mining Corporation                950         17,159
Placer Dome, Incorporated               1,511         17,377
                                                  ----------
                                                     107,979

HOMEBUILDERS - 0.04%
Centex Corporation *                      342         15,411
Kaufman & Broad Home
  Corporation                             162          4,658
Pulte Corporation *                       177          4,923
                                                  ----------
                                                      24,992

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES       VALUE
                                                       ------    ----------
HOTELS & RESTAURANTS - 0.73%
Darden Restaurants, Incorporated                          918    $   16,524
Hilton Hotels Corporation                               1,536        29,376
Marriott International,
  Incorporated,                                         1,653        47,937
Class A
McDonalds Corporation *                                 4,261       326,499
Mirage Resorts, Incorporated *                            755        11,278
Tricon Global Restaurants,
Incorporated *                                            900        45,113
Wendys International, Incorporated
                                                          841        18,344
                                                                 ----------
                                                                    495,071

HOUSEHOLD APPLIANCES - 0.16%
Maytag Corporation                                        599        37,288
Newell Company                                            966        39,847
Whirlpool Corporation                                     512        28,352
                                                                 ----------
                                                                    105,487

HOUSEHOLD PRODUCTS - 2.20%
Black & Decker Corporation                                590        33,077
Clorox Company *                                          631        73,709
Colgate-Palmolive Company                               1,830       169,961
Corning, Incorporated                                   1,459        65,655
Gillette Company                                        6,854       331,134
Procter & Gamble Company *                              8,313       759,081
Rubbermaid, Incorporated                                  923        29,017
Snap-On, Incorporated *                                   352        12,254
The Stanley Works                                         570        15,817
Tupperware Corporation                                    351         5,769
                                                                 ----------
                                                                  1,495,474

INDUSTRIAL MACHINERY - 0.22%
Briggs & Stratton Corporation                             104         5,187
Case Corporation                                          510        11,124
Crane Company                                             435        13,132
Cummins Engine, Incorporated                              160         5,680
Harnischfeger Industries,
Incorporated                                              303         3,087
Ingersoll-Rand Company                                    984        46,186
NACCO  Industries, Incorporated,
Class A                                                    34         3,128
Pall Corporation                                          824        20,858
Parker-Hannifin Corporation                               663        21,713
Thermo Electron Corporation *                             946        16,023
Timken Company                                            360         6,795
                                                                 ----------
                                                                    152,913

INSURANCE - 3.25%
Aetna, Incorporated                                       918        72,178
Allstate Corporation                                    5,185       200,271
American General Corporation                            1,528       119,184
American International
Group, Incorporated                                     6,430       621,299

                                             SHARES       VALUE
                                             ------    ----------
INSURANCE-CONTINUED
Aon Corporation                                 996    $   55,153
Berkshire Hathaway, Incorporated *               55       130,037
Chubb Corporation                             1,013        65,718
CIGNA Corporation *                           1,409       108,933
Cincinnati Financial Corporation                620        22,708
Conseco, Incorporated                         1,875        57,305
Equifax, Incorporated                           923        31,555
Jefferson-Pilot Corporation                     692        51,900
Lincoln National Corporation                    625        51,133
Loews Corporation                               679        66,712
Marsh & Mclennan Companies,
  Incorporated                                1,548        90,461
MBIA, Incorporated                              579        37,961
MGIC Investment Corporation                     680        27,072
Progressive Corporation                         383        64,871
Provident Companies , Incorporated              778        32,287
SAFECO Corporation                              861        36,969
St. Paul Companies, Incorporated              1,422        49,414
SunAmerica, Incorporated *                    1,113        90,292
Torchmark, Incorporated *                       879        31,040
Transamerica Corporation                        367        42,388
UNUM Corporation                                880        51,370
                                                       ----------
                                                        2,208,211

INTERNATIONAL OIL - 3.95%
Amoco Corporation *                           5,958       359,714
Chevron Corporation                           4,021       333,492
Exxon Corporation                            15,161     1,108,648
Halliburton Company                           2,598        76,966
Royal Dutch Petroleum Company                13,120       628,120
Texaco, Incorporated                          3,330       176,074
                                                       ----------
                                                        2,683,014

INVESTMENT COMPANIES - 0.72%
SPDR Trust, Series 1                          3,990       490,770
                                                       ----------

LEISURE TIME - 0.88%
B Corporation                                   612        15,147
Carnival Corporation, Class A                 3,700       177,600
Harrahs Entertainment, Incorporated *           623         9,774
King World Productions,
Incorporated *                                  508        14,954
The Walt Disney Company                      12,656       379,680
                                                       ----------
                                                          597,155

LIQUOR - 0.47%
Adolph Coors Company, Class B                   154         8,691
Anheuser-Busch Companies,
Incorporated *                                2,940       192,938
Brown Forman Corporation, Class B               386        29,215
Seagram, Ltd.                                 2,310        87,780
                                                       ----------
                                                          318,624

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   SHARES     VALUE
                                                   ------     -----
MINING - 0.03%
Cyprus Amax Minerals Company
                                                      589    $  5,890
Phelps Dodge Corporation                              352      17,908
                                                             --------
                                                               23,798

MOBILE HOMES - 0.01%
Fleetwood Enterprises,
Incorporated                                          147       5,108
                                                             --------

NEWSPAPERS - 0.39%
Dow Jones & Company,
Incorporated                                          595      28,634
Gannett, Incorporated                               1,780     114,810
Knight-Ridder, Incorporated                           559      28,579
New York Times Company, Class A                     1,093      37,914
Tribune Company                                       809      53,394
                                                             --------
                                                              263,331

NON-FERROUS METALS - 0.05%
ASARCO, Incorporated                                  273       4,112
Engelhard Corporation                                 900      17,550
Inco, Ltd.                                            992      10,478
                                                             --------
                                                               32,140

OFFICE FURNISHINGS & SUPPLIES - 0.06%
Avery Dennison Corporation                            648      29,200
Ikon Office Solutions,
Incorporated *                                        855       7,321
Moore Corporation, Ltd.                               567       6,237
                                                             --------
                                                               42,758

PAPER - 0.91%
Boise Cascade Corporation                             321       9,951
Champion International Corporation                    598      24,219
Fort James Corporation                              1,161      46,440
International Paper Company                         1,862      83,441
Kimberly-Clark Corporation                          3,408     185,736
Mead Corporation                                      634      18,584
Minnesota Mining & Manufacturing
Company                                             2,515     178,879
Potlatch Corporation                                  120       4,425
Union Camp Corporation                                388      26,190
Westvaco Corporation                                  624      16,731
Willamette Industries,
Incorporated                                          662      22,177
                                                             --------
                                                              616,773

PETROLEUM SERVICES - 0.93%
Apache Corporation *                                  440      11,137
Baker Hughes, Incorporated                          1,975      34,933
Helmerich & Payne, Incorporated                       308       5,968
McDermott International,
Incorporated                                          335       8,270


                                         SHARES     VALUE
                                         ------     -----
PETROLEUM SERVICES-CONTINUED
Mobil Corporation *                       4,865    $423,863
Rowan Companies, Incorporated *             557       5,570
Schlumberger, Ltd. *                      3,122     144,002
                                                   --------
                                                    633,743

PHOTOGRAPHY - 0.22%
Eastman Kodak Company                     1,956     140,832
Polaroid Corporation                        287       5,363
                                                   --------
                                                    146,195

PLASTICS - 0.14%
Illinois Tool Works, Incorporated *       1,539      89,262
Milacron, Incorporated                      266       5,120
                                                   --------
                                                     94,382

POLLUTION CONTROL - 0.04%
Browning Ferris Industries,
Incorporated                                898      25,537
                                                   --------

PUBLISHING - 0.83%
American Greetings Corporation,
Class A                                     407      16,713
Jostens, Incorporated                       159       4,164
McGraw-Hill Companies,
Incorporated                                614      62,551
Meredith Corporation                        321      12,158
Time Warner, Incorporated                 7,060     438,161
Times Mirror Company, Series A *            586      32,816
                                                   --------
                                                    566,563

RAILROADS & EQUIPMENT - 0.44%
Burlington Northern Santa Fe
Corporation *                             2,842      95,917
CSX Corporation                           1,406      58,349
Norfolk Southern Corporation              2,371      75,131
Union Pacific Corporation *               1,528      68,856
                                                   --------
                                                    298,253

RETAIL GROCERY - 0.70%
Albertsons, Incorporated *                1,530      97,442
American Stores Company                   1,736      64,124
Kroger Company *                          1,560      94,380
Safeway, Incorporated *                   2,800     170,625
The Great Atlantic & Pacific
Tea Company, Incorporated                   159       4,710
Winn-Dixie Stores, Incorporated             919      41,240
                                                   --------
                                                    472,521

RETAIL TRADE - 5.10%
Abercrombie & Fitch Company,
  Class A *                                  14         991
AutoZone, Incorporated *                    931      30,665

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                          SHARES     VALUE
                                          ------     -----
RETAIL TRADE-CONTINUED
Circuit City Stores, Incorporated           610    $   30,462
Consolidated Stores Corporation *           344         6,945
Costco Companies, Incorporated *          1,388       100,196
CVS Corporation                           2,174       119,570
Dayton Hudson Corporation *               2,713       147,180
Dillards, Incorporated, Class A             667        18,926
Dollar General Corporation                1,093        25,822
Federated Department Stores,
Incorporated *                            1,371        59,724
Fred Meyer, Incorporated *                  902        54,345
GAP, Incorporated                         3,661       205,931
Home Depot, Incorporated                  8,881       543,406
J. C. Penney, Incorporated                1,538        72,094
Kmart Corporation *                       3,029        46,382
Kohls Corporation *                         908        55,785
Longs Drug Stores Corporation               162         6,075
Lowe's Companies, Incorporated            2,150       110,053
May Department Stores,
Incorporated                              1,473        88,932
Nordstrom, Incorporated                     942        32,676
Pep Boys-Manny, Moe & Jack *                360         5,648
Rite Aid Corporation                      1,538        76,227
Sears Roebuck & Company                   2,431       103,317
Staples, Incorporated *                   1,700        74,269
The Limited, Incorporated                 1,571        45,755
TJX Companies, Incorporated               1,921        55,709
Toys R Us, Incorporated *                 1,775        29,953
Venator Group, Incorporated *               861         5,543
Wal-Mart Stores, Incorporated            13,884     1,130,678
Walgreen Company *                        3,056       178,967
                                                   ----------
                                                    3,462,226

SANITARY SERVICES - 0.23%
Waste Management,
Incorporated                              3,420       159,457
                                                   ----------

SOFTWARE - 4.02%
Adobe Systems, Incorporated                 393        18,373
Autodesk, Incorporated                      299        12,764
BMC Software, Incorporated *              1,100        49,019
Computer Associates
International, Incorporated               3,390       144,499
Compuware Corporation *                     900        70,312
Microsoft Corporation *                  14,960     2,074,765
Novell, Incorporated *                    2,155        39,059
Oracle Systems Corporation *              6,068       261,682
Parametric Technology
Corporation *                             1,584        25,938
PeopleSoft, Incorporated *                1,500        28,406
Shared Medical Systems
Corporation                                 105         5,237
                                                   ----------
                                                    2,730,054


                                                 SHARES       VALUE
                                                 ------       -----
STEEL - 0.11%

Allegheny Teldyne, Incorporated                   1,060    $   21,664
Armco, Incorporated *                               274         1,199
Bethleham Steel Corporation *                       690         5,779
Nucor Corporation                                   566        24,479
USX-United States Steel Group                       560        12,880
Worthington Industries, Incorporated                602         7,525
                                                           ----------
                                                               73,526

TELECOMMUNICATIONS SERVICES - 1.65%
Ascend Communications,
Incorporated *                                    1,260        82,845
MCI Worldcom, Incorporated *                     11,045       792,479
Nextel Communications,
Incorporated, Class A *                           1,575        37,209
Northern Telecom, Ltd.                            4,069       203,959
                                                           ----------
                                                            1,116,492

TELEPHONE - 6.14%
Airtouch Communications,
Incorporated *                                    3,187       229,862
Alltel Corporation                                1,291        77,218
American Telephone &
Telegraph Corporation                            10,998       827,600
Ameritech Corporation                             6,775       429,366
Bell Atlantic Corporation *                       9,560       506,680
BellSouth Corporation                            12,232       610,071
Frontier Corporation                                992        33,728
GTE Corporation                                   5,886       382,590
SBC Communications,
Incorporated                                     11,311       606,552
Sprint Corporation                                4,185       260,868
U. S. West, Incorporated                          3,091       199,756
                                                           ----------
                                                            4,164,291

TIRES & RUBBER - 0.09%
Cooper Tire & Rubber Company *                      526        10,750
Goodyear Tire &  Rubber Company                     950        47,916
                                                           ----------
                                                               58,666

TOBACCO - 1.26%
Philip Morris Companies,
Incorporated                                     14,901       797,203
RJR Nabisco Holdings
Corporation                                         627        18,614
UST, Incorporated                                 1,067        37,212
                                                           ----------
                                                              853,029

TOYS, AMUSEMENTS & SPORTING GOODS - 0.11%
Hasbro, Incorporated                                836        30,201
Mattel, Incorporated                              1,813        41,359
                                                           ----------
                                                               71,560

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                      SHARES     VALUE
                                      ------     -----
TRUCKING & FREIGHT - 0.04%
Navistar International
Corporation, Incorporated *            396    $    11,286
Ryder Systems, Incorporated            515         13,390
                                              -----------
                                                   24,676

TOTAL COMMON STOCKS
(Cost: $51,340,081)                           $61,104,897
                                              -----------

                             SHARES   VALUE
                             ------   -----
PREFERRED STOCK - 0.01%
AIR TRAVEL - 0.01%
Sealed Air Corporation,
  Series A                    145     7,522
                                     ------

TOTAL PREFERRED STOCK
(Cost: $7,816)                       $7,522
                                     ------

PRINCIPAL
AMOUNT                                                   VALUE
---------                                              ----------
SHORT TERM INVESTMENTS - 7.99%
$4,625,878     Navigator Securities Lending
               Trust, 5.17%                            $4,625,878


      800,000  United States Treasury Bills,
               zero coupon due 02/04/1999-
               02/25/1999 ****                            796,755
                                                       -----------
                                                       $5,422,633
REPURCHASE AGREEMENTS - 1.96%
1,331,000    Repurchase Agreement with State
               Street Bank & Trust Company
               dated 12/31/1998 at 4.80%, to be
               repurchased at $1,331,710 on
               01/04/1999, collateralized by
               $895,000 U.S. Treasury Bonds,
               9.875% due 11/15/2015 (valued at
               $1,359,465, including interest) ****    $ 1,331,000

                                                       -----------

TOTAL INVESTMENTS (EQUITY INDEX TRUST)
(Cost: $58,101,513)                                    $67,866,052
                                                       ===========


BLUE CHIP GROWTH TRUST

                                          SHARES       VALUE
                                          ------    ------------
COMMON STOCKS - 92.72%
AEROSPACE - 1.17%
AlliedSignal, Incorporated                316,400    $14,020,475
                                                     -----------

AIR TRAVEL - 0.49%
Galileo International,
Incorporated                              135,300      5,885,550
                                                     -----------
APPAREL & TEXTILES - 0.39%
Warnaco Group,
Incorporated, Class A                     184,600    $ 4,661,150
                                                     -----------

AUTO PARTS - 1.91%
Danaher Corporation *                     313,800     17,043,262
Federal-Mogul Corporation                  96,000      5,712,000
                                                     -----------
                                                      22,755,262

BANKING - 5.18%
Bank of New York, Incorporated            287,500     11,571,875
Bank One Corporation *                     78,400      4,003,300
BankAmerica Corporation *                 171,300     10,299,412
Chase Manhattan Corporation               112,500      7,657,031
First Union Corporation                   202,100     12,290,206
Mellon Bank Corporation                   145,000      9,968,750
National City Corporation                  13,100        949,750
Providian Financial Corporation            30,150      2,261,250
State Street Boston Corporation            18,600      1,293,863
U.S. Bancorp                               45,000      1,597,500
                                                     -----------
                                                      61,892,937

BROADCASTING - 3.60%
CBS Corporation *                         335,800     10,997,450
Chancellor Media Corporation *             45,000      2,154,375
Clear Channel Communications *             84,000      4,578,000
Fox Entertainment Group,
Incorporated, Class A *                   227,300      5,725,119
Infinity Broadcasting Corporation,
Class A *                                 388,900     10,646,137
Jacor Communications,
Incorporated, Class A *                    66,000      4,248,750
MediaOne Group, Incorporated *             98,600      4,634,200
                                                     -----------
                                                      42,984,031

BUSINESS SERVICES - 6.82%
Automatic Data Processing,
Incorporated                              110,900      8,892,794
Cendant Corporation *                     197,700      3,768,656
First Data Corporation                    224,700      7,120,181
H & R Block, Incorporated                 119,500      5,377,500
Nokia Corporaton, ADR *                    83,500     10,056,531
OmniCom Group, Incorporated               152,800      8,862,400
Service Corporation International          93,900      3,574,069
SunGard Data Systems,
Incorporated *                             98,400      3,905,250
Tyco International, Ltd.                  358,448     27,040,421
Valassis Communications,
Incorporated                               54,900      2,834,213
                                                     -----------
                                                      81,432,015

CHEMICALS - 0.67%
Great Lakes Chemical
Corporation                                76,800      3,072,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                               SHARES         VALUE
                                              ---------   -------------
CHEMICALS-CONTINUED
Sterling Commerce,
Incorporated *                                 110,400    $  4,968,000
                                                          ------------
                                                             8,040,000

COMPUTERS & BUSINESS EQUIPMENT - 5.44%
America Online, Incorporated *                  85,700      13,712,000
Ceridian Corporation *                          68,700       4,796,119
Cisco Systems, Incorporated *                  124,975      11,599,242
Compaq Computer Corporation                     82,400       3,455,650
Dell Computer Corporation *                     66,600       4,874,288
EMC Corporation *                              104,800       8,908,000
Hewlett-Packard Company                         97,500       6,660,469
International Business Machines
Corporation                                     32,200       5,948,950
Sun Microsystems, Incorporated *
                                                58,100       4,974,812
                                                          ------------
                                                            64,929,530

CONSTRUCTION MATERIALS - 0.59%
Masco Corporation                              243,200       6,992,000
                                                          ------------

DOMESTIC OIL - 0.23%
USX-Marathon Group                              89,700       2,702,213
                                                          ------------

DRUGS & HEALTH CARE - 11.96%
American Home Products
Corporation                                    180,200      10,147,513
Arterial Vascular Engineering,
Incorporated *                                  42,200       2,215,500
Biogen, Incorporated *                          78,300       6,498,900
Bristol-Myers Squibb Company                   143,800      19,242,237
Cardinal Health, Incorporated                   37,897       2,875,435
Eli Lilly & Company                             91,800       8,158,725
Guidant Corporation *                           50,500       5,567,625
HEALTHSOUTH Corporation *                      252,900       3,904,144
Johnson & Johnson                              103,700       8,697,838
McKesson Corporation *                          49,700       3,929,406
Medtronic, Incorporated                         25,700       1,908,225
Merck & Company, Incorporated                   98,200      14,502,912
Pfizer, Incorporated *                         124,200      15,579,337
Pharmacia & Upjohn, Incorporated                38,600       2,185,725
Schering-Plough Corporation                    197,800      10,928,450
STERIS Corporation *                            53,400       1,518,563
United Healthcare Corporation *                218,800       9,422,075
Warner-Lambert Company                         207,300      15,586,369
                                                          ------------
                                                           142,868,979

ELECTRICAL EQUIPMENT - 2.25%
EXEL, Ltd., Class A                            144,842      10,863,150
General Electric Company *                     139,100      14,196,894
Rentokil Initial                               237,000       1,791,576
                                                          ------------
                                                            26,851,620

ELECTRONICS - 3.75%
Intel Corporation                              123,800     $14,678.037
Linear Technology Corporation                   42,000       3,761,625
Lucent Technologies Incorporated                 9,100       1,001,000
Maxim Integrated Products, Incorporated*       129,200       5,644,425
Raytheon Company, Class B                       50,200       2,673,150
Teleflex Incorporated                          103,300       4,713,063
Tellabs, Incorporated*                          26,400       1,810,050
Texas Instruments, Incorporated                 61,000       5,219,312
XiLinx, Incorporated*                           81,000       5,275,125
                                                          ------------
                                                            44,775,787

FINANCIAL SERVICES - 9.99%
American Express Company                        75,000       7,668,750
Associates First Capital Corporation, Class A  212,600       9,008,925
Capital One Financial Corporation               52,500       6,037,500
Citigroup, Incorporated*                       469,550      23,242,725
Fairfax Financial Holdings*                     16,100       5,687,929
Federal Home Loan Mortgage Corporation         376,900      24,286,494
Federal National Mortgage Association          224,000      16,576,000
Household International, Incorporated           34,000       1,347,250
Morgan Stanley Dean Witter & Company            57,900       4,110,900
Wells Fargo & Company                          534,100      21,330,619
                                                          ------------
                                                           119,297,092

FOODS & BEVERAGES - 2.74%
Campbell Soup Company                           62,000       3,410,000
General Mills, Incorporated                     13,100       1,018,525
H.J. Heinz Company                              61,000       3,454,125
PepsiCo, Incorporated                          205,000       8,392,187
Ralston Purina Company                          77,500       2,509,062
Sara Lee Corporation                           275,200       7,757,200
The Coca-Cola Company                           25,700       1,718,888
United States Foodservice*                      90,247       4,422,103
                                                          ------------
                                                            32,681,890

HOTELS & RESTAURANTS - 0.70%
McDonalds Corporation*                         108,400       8,306,150
                                                          ------------

HOUSEHOLD APPLIANCES - 0.70%
Newell Company                                 109,500       4,516,875
                                                          ------------

HOUSEHOLD PRODUCTS - 1.32%
Colgate-Palmolive Company                       66,700       6,194,763
Gillette Company                                76,500       3,695,906
Procter & Gamble Company*                       64,000       5,844,000
                                                          ------------
                                                            15,734,669

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                      SHARES       VALUE
                                     --------   -----------
INDUSTRIAL MACHINERY - 0.19%
SPX Corporation                       34,100    $ 2,284,700
                                                -----------

INSURANCE - 2.68%
ACE, Ltd.                            263,900      9,088,056
Allstate Corporation                  74,200      2,865,975
American International
Group, Incorporated                   18,975      1,833,459
Berkshire Hathaway,
Incorporated, Class A                     76      5,292,000
Equifax, Incorporated                 85,600      2,926,450
Travelers Property Casualty
Corporation, Class A                 143,400      4,445,400
UNUM Corporation                      95,900      5,598,163
                                                -----------
                                                 32,049,503

INTERNATIONAL OIL - 1.24%
Chevron Corporation                   58,200      4,826,962
Halliburton Company                  148,000      4,384,500
The BP Amoco Petroleum
Company, PLC, ADR                     58,800      5,586,000
                                                -----------
                                                 14,797,462

LEISURE TIME - 0.88%
Carnival Corporation, Class A        153,700      7,377,600
The Walt Disney Company              105,800      3,174,000
                                                -----------
                                                 10,551,600

NEWSPAPERS - 0.70%
Tribune Company                      127,200      8,395,200
                                                -----------

PAPER - 1.05%
Fort James Corporation               123,300      4,932,000
Kimberly-Clark Corporation           138,700      7,559,150
                                                -----------
                                                 12,491,150

PETROLEUM SERVICES - 1.12%
Mobil Corporation *                  138,700     12,084,238
Schlumberger, Ltd. *                  26,600      1,226,925
                                                -----------
                                                 13,311,163

PHOTOGRAPHY - 0.22%
Eastman Kodak Company                 36,800      2,649,600
                                                -----------

PUBLISHING - 1.33%
Time Warner, Incorporated            255,200     15,838,350
                                                -----------

RAILROADS & EQUIPMENT - 0.69%
Burlington Northern Santa Fe
Corporation *                         96,500      3,256,875
Norfolk Southern Corporation         155,300      4,921,069
                                                -----------
                                                  8,177,944

                                       SHARES        VALUE
                                       ------     -----------
REAL ESTATE - 0.86%
Crescent Real Estate Equities          171,500    $ 3,944,500
Starwood Hotels & Resorts Trust SBI    277,600      6,298,050
                                                  -----------
                                                   10,242,550

RETAIL GROCERY - 1.72%
Kroger Company *                        59,100      3,575,550
Safeway, Incorporated *                278,600     16,977,187
                                                  -----------
                                                   20,552,737

RETAIL TRADE - 5.12%
CVS Corporation                        213,066     11,718,630
Dayton Hudson Corporation *             45,600      2,473,800
Fred Meyer, Incorporated *             198,200     11,941,550
Home Depot, Incorporated               159,100      9,734,931
Rite Aid Corporation                   152,000      7,533,500
Saks, Incorporated *                   215,800      6,811,188
Wal-Mart Stores, Incorporated          133,600     10,880,050
                                                  -----------
                                                   61,093,649

SANITARY SERVICES - 1.12%
Waste Management, Incorporated         287,700     13,414,013
                                                  -----------

SOFTWARE - 6.32%
Adobe Systems, Incorporated             32,500      1,519,375
BMC Software, Incorporated *           199,700      8,899,131
Computer Associates
International, Incorporated             40,300      1,717,788
Compuware Corporation *                 67,300      5,257,813
HBO & Company                          342,400      9,822,600
Microsoft Corporation *                163,900     22,730,881
Networks Associates, Incorporated *    185,900     12,315,875
Oracle Systems Corporation *           148,600      6,408,375
Parametric Technology Corporation *    417,900      6,843,112
                                                  -----------
                                                   75,514,950

TELECOMMUNICATIONS SERVICES - 2.51%
Ascend Communications,
Incorporated *                          48,700      3,202,025
MCI Worldcom, Incorporated *           373,943     26,830,410
                                                  -----------
                                                 30,032,4353

TELEPHONE - 3.67%
Airtouch Communications,
Incorporated *                         120,500      8,691,063
Alltel Corporation                     155,800      9,318,787
American Telephone &
Telegraph Corporation                  100,300      7,547,575
GTE Corporation                         61,900      4,023,500
SBC Communications, Incorporated       265,200     14,221,350
                                                  -----------
                                                   43,802,275

TOBACCO-1.17%
Philip Morris Companies,
   Incorporated                        260,600     13,942,100

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                              SHARES        VALUE
                                              ------     -----------
TOYS, AMUSEMENTS & SPORTING GOODS - 0.54%
Hasbro, Incorporated                          179,800         6,495,275
                                                         --------------

TOTAL COMMON STOCKS
(Cost: $777,900,871)                                     $1,106,964,881
                                                         --------------

PREFERRED STOCKS - 0.14%
TELECOMMUNICATIONS SERVICES - 0.14%
Telecomunicacoes Brasilerias, ADR              22,600         1,642,738
                                                         --------------

TOTAL PREFERRED STOCKS
(Cost: $2,396,695)                                       $    1,642,738
                                                         --------------

PRINCIPAL
AMOUNT                                                   VALUE
------                                                   -----
SHORT TERM INVESTMENTS - 7.09%
$51,656,316    Navigator Securities Lending
               Trust,                              $   51,656,316
               5.17%
    750,000    Federal Home Loan Mortgage
               Corporation, 5.03% due
               02/12/1999                                 745,599
  1,675,000    Aluminum Company America
               5.25% due 02/04/1999                     1,666,695
  3,800,000    CIESCO LP,
               5.17% due 01/26/1999                     3,784,720
  8,499,000    CIESCO LP,
               5.20% due 01/13/1999-02/05/1999          8,469,309
 13,300,000    Diageo Capital PLC, ADS,
               5.11% due 02/08/1999                    13,228,261
  3,870,000    E.I. Dupont De Nemours &
               Company, 5.14% due 02/05/1999            3,850,661
  1,250,000    General Electric Capital
               Services,
               Incorporated, 5.25% due
               01/21/1999                               1,246,354
                                                   --------------
                                                   $   84,647,915
REPURCHASE AGREEMENTS - 0.06%
$   670,000    Repurchase Agreement with State
               Street Bank & Trust Company
               dated 12/31/1998 at 4.00%, to be
               repurchased at $670,298 on
               01/04/1999, collateralized by
               $655,000 U.S. Treasury Notes,
               6.625% due 06/30/2001 (valued at
               $684,475, including interest)       $      670,000
                                                   --------------

TOTAL INVESTMENTS (BLUE CHIP GROWTH
TRUST)  (Cost: $865,615,480)                       $1,193,925,534
                                                   ==============


REAL ESTATE SECURITIES TRUST

                                           SHARES        VALUE
                                           ------        -----
COMMON STOCKS - 83.93%
REAL ESTATE - 83.93%
AMB Property Corporation                   111,700    $2,457,400
Apartment Investment &
Management Company,
Class A *                                  144,300    $5,366,156
Archstone Communities Trust SBI            381,350     7,722,337
Arden Realty, Incorporated *                80,497     1,866,524
Avalon Bay Communities,
Incorporated *                             194,727     6,669,400
Boston Properties, Incorporated            100,800     3,074,400
Brandywine Realty Trust SBI                153,800     2,749,175
BRE Properties, Incorporated *              51,791     1,281,827
Camden Property Trust                      114,600     2,979,600
CarrAmerica Realty Corporation             184,200     4,420,800
CBL & Associates Properties,
Incorporated                                90,100     2,325,706
CCA Prison Realty Trust                    103,150     2,114,575
Chelsea GCA Realty, Incorporated            72,700     2,589,937
Colonial Properties Trust SBI               98,050     2,610,581
Cornerstone Properties,
Incorporated                               104,900     1,639,063
Cousins Properties, Incorporated            38,450     1,240,013
Crescent Real Estate Equities              116,870     2,688,010
Developers Diversified Realty              184,200     3,269,550
Duke Realty Investments,
Incorporated                               103,150     2,398,238
Equity Office Properties Trust             299,080     7,177,920
Equity Residential Properties Trust
SBI                                        169,412     6,850,598
Essex Property Trust                        53,000     1,576,750
Federal Realty Investment Trust SBI         47,800     1,129,275
Felcor Lodging Trust, Incorporated          66,445     1,532,388
First Industrial Realty Trust,
Incorporated *                             103,600     2,777,775
Franchise Finance Corporation of
America                                     92,640     2,223,360
Gables Residential Trust SBI                30,385       704,552
General Growth Properties,
Incorporated                               116,100     4,397,287
Glenborough Realty Trust,
Incorporated                               115,350     2,350,256
Highwoods Properties, Incorporated         105,200     2,708,900
Hospitality Properties Trust SBI            57,000     1,375,125
JDN Realty Corporation                      37,050       798,891
Kimco Realty Corporation *                 172,700     6,854,031
Liberty Property Trust SBI                  59,000     1,452,875
Mack-California Realty Corporation *        59,150     1,826,256
Manufactured Home
Communities, Incorporated                  100,000     2,506,250
Meristar Hospitality
Corporation                                148,131     2,749,682
Mills Corporation                           78,779     1,565,733
New Plan Excel Realty Trust,
Incorporated                               149,000     3,305,937

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                              SHARES          VALUE
                                              ------          -----
REAL ESTATE-CONTINUED
Patriot American Hospitality,
Incorporated *                               105,000    $    630,000
Post Properties, Incorporated                 36,400       1,399,125
Prentiss Properties Trust SBI                 93,300       2,081,756
Prologis Trust SBI                           199,000       4,129,250
Public Storage, Incorporated *               232,077       6,280,584
Reckson Associates Realty
Corporation                                   50,400       1,118,250
Regency Realty Corporation                    29,700         660,825
Rouse Company                                 68,325       1,878,938
Shurgard Storage Centers,
Incorporated, Class A                         33,400         862,138
Simon Property Group, Incorporated *         227,860       6,494,010
Spieker Properties, Incorporated              63,000       2,181,375
Starwood Hotels & Resorts Trust
SBI                                          172,360       3,910,417
Storage USA, Incorporated                     37,938       1,225,872
Summit Properties, Incorporated              105,600       1,821,600
Sun Communities, Incorporated                 23,100         804,169
The Macerich Company, REIT                    25,600         656,000
TriNet Corporate Realty Trust,
Incorporated                                  30,649         819,861
Vornado Realty Trust                         123,850       4,179,937
Weeks Corporation                             23,850         672,272
Weingarten Realty Investors SBI               26,600       1,187,025
Westfield America, Incorporated               72,900       1,257,525
                                                        ------------
                                                         159,578,062

TOTAL COMMON STOCKS
(Cost: $174,630,261)                                    $159,578,062
                                                        ------------

PRINCIPAL
AMOUNT                                                VALUE
------                                                -----
SHORT TERM INVESTMENTS - 14.70%
$27,952,797    Navigator Securities Lending
               Trust,
               5.17%                               $ 27,952,797
                                                   ------------

REPURCHASE AGREEMENTS - 1.37%
$ 2,596,000    Repurchase Agreement with State
               Street Bank & Trust Company
               dated 12/31/1998 at 4.80%, to be
               repurchased at $2,597,385 on
               01/04/1999, collateralized by
               $2,540,000 U.S. Treasury Notes,
               5.75% due 11/30/2002 (valued at
               $2,647,950, including interest)     $  2,596,000
                                                   ------------

TOTAL INVESTMENTS (REAL ESTATE
SECURITIES TRUST)  (Cost: $205,179,058)            $190,126,859
                                                   ============

VALUE TRUST

                                                  SHARES         VALUE
                                                  ------         -----
COMMON STOCKS - 85.27%
AEROSPACE - 2.13%
Aeroquip-Vickers, Incorporated                     94,800    $ 2,838,075
TRW, Incorporated                                  48,300      2,713,856
                                                             -----------
                                                               5,551,931

AIR TRAVEL - 2.41%
AMR Corporation *                                  52,500      3,117,188
Delta Air Lines, Incorporated                      61,000      3,172,000
                                                             -----------
                                                               6,289,188

APPAREL & TEXTILES - 4.13%
Liz Claiborne, Incorporated                       138,800      4,380,875
Springs Industries, Incorporated                   43,400      1,798,388
V. F. Corporation                                  97,900      4,589,062
                                                             -----------
                                                              10,768,325

AUTO PARTS - 1.70%
Dana Corporation                                   78,500      3,208,687
Eaton Corporation                                  17,400      1,229,963
                                                             -----------
                                                               4,438,650

AUTOMOBILES - 6.34%
Ford Motor Company                                118,700      6,966,206
General Motors Corporation                        133,700      9,567,906
                                                             -----------
                                                              16,534,112

BANKING - 12.99%
Bank One Corporation *                             72,600      3,707,138
BankAmerica Corporation *                          65,400      3,932,175
BankBoston Corporation                             40,400      1,573,075
Chase Manhattan Corporation                        98,300      6,690,544
First Union Corporation                            96,820      5,887,866
PNC Bank Corporation                               85,400      4,622,275
Republic New York Corporation                      41,700      1,899,956
Washington Mutual, Incorporated                   145,500      5,556,281
                                                             -----------
                                                              33,869,310

BUSINESS SERVICES - 2.19%
First Data Corporation                            143,000      4,531,312
Olsten Corporation                                158,100      1,165,988
                                                             -----------
                                                               5,697,300

CHEMICALS - 4.88%
Air Products & Chemicals,                          58,000      2,320,000
Incorporated
FMC Corporation *                                  27,900      1,562,400
IMC Global, Incorporated                           65,900      1,408,613
Lubrizol Corporation                               82,900      2,129,494
Morton International Industries,
Incorporated                                       37,400        916,300
Rohm & Haas Company                                83,800      2,524,475

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       SHARES        VALUE
                                                       ------        -----
CHEMICALS-CONTINUED
W. R. Grace & Company *                                119,400    $ 1,873,087
                                                                  -----------
                                                                   12,734,369

COMPUTERS & BUSINESS EQUIPMENT - 2.85%
International Business
Machines Corporation                                    40,200      7,426,950
                                                                  -----------

CONSTRUCTION MATERIALS - 1.19%
Owens-Corning                                           87,400      3,097,238
                                                                  -----------

DOMESTIC OIL - 1.45%
Phillips Petroleum Company                              28,000      1,193,500
Ultramar Diamond Shamrock                              107,200      2,599,600
                                                                  -----------
                                                                    3,793,100

DRUGS & HEALTH CARE - 6.88%
Beckman Coulter,
Incorporated                                            61,300      3,325,525
Columbia/HCA Healthcare
Corporation *                                          100,700      2,492,325
HEALTHSOUTH Corporation *                              272,100      4,200,544
Mallinckrodt, Incorporated                              29,000        893,562
Tenet Healthcare Corporation *                         138,800      3,643,500
United Healthcare Corporation *                         78,500      3,380,406
                                                                  -----------
                                                                   17,935,862

ELECTRIC UTILITIES - 3.67%
Cinergy Corporation                                     29,400      1,010,625
DTE Energy Company                                      47,700      2,045,137
Duke Energy Company                                     24,339      1,559,217
Entergy Corporation                                     49,500      1,540,688
GPU, Incorporated                                       38,100      1,683,544
Southern Company                                        59,600      1,732,125
                                                                  -----------
                                                                    9,571,336

ELECTRONICS - 3.09%
Arrow Electronics, Incorporated *                      112,400      2,999,675
Avnet, Incorporated                                     38,700      2,341,350
Raytheon Company, Class A                                   22          1,137
TekTronix, Incorporated                                 90,500      2,720,656
                                                                  -----------
                                                                    8,062,818

FINANCIAL SERVICES - 2.28%
Hartford Financial Services
Group, Incorporated                                     62,300      3,418,712
ReliaStar Financial Corporation                         54,500      2,513,813
                                                                  -----------
                                                                    5,932,525

FOOD & BEVERAGES - 2.19%
Dole Food, Incorporated                                  8,300        249,000
IBP, Incorporated                                       70,100      2,041,663
Universal Foods Corporation                            124,600      3,418,712
                                                                  -----------
                                                                    5,709,375

                                             SHARES         VALUE
                                             ------         -----
INDUSTRIAL MACHINERY - 5.66%
Case Corporation                             196,200    $ 4,279,612
Cummins Engine, Incorporated                  79,300      2,815,150
Harnischfeger Industries,
Incorporated                                 127,000      1,293,813
Kennametal, Incorporated                      58,200      1,236,750
Parker-Hannifin Corporation                   93,450      3,060,487
Tecumseh Products Company,
Class A                                       44,500      2,074,813
                                                        -----------
                                                         14,760,625

INSURANCE - 7.38%
Allstate Corporation                         101,900      3,935,887
American General Corporation                  26,000      2,028,000
CIGNA Corporation *                           62,300      4,816,569
Everest Reinsurance Holdings                  67,300      2,620,494
Foundation Health System,
Incorporated *                               121,240      1,447,303
Old Republic International
Corporation                                   96,250      2,165,625
Transatlantic Holdings, Incorporated          29,400      2,221,537
                                                        -----------
                                                         19,235,415

INTERNATIONAL OIL - 0.58%
Amoco Corporation *                              900         54,337
Nabors Industries, Incorporated *            107,100      1,452,544
                                                        -----------
                                                          1,506,881

OFFICE FURNISHINGS & SUPPLIES - 0.35%
Standard Register                             29,400        909,563
                                                        -----------

PAPER - 0.39%
Westvaco Corporation                          37,600      1,008,150
                                                        -----------

RAILROADS & EQUIPMENT - 0.20%
Burlington Northern Santa Fe
Corporation *                                 15,100        509,625
                                                        -----------

RETAIL TRADE - 2.97%
Dillards, Incorporated, Class A               83,200      2,360,800
Sears Roebuck & Company                       65,700      2,792,250
Toys R Us, Incorporated *                    153,300      2,586,937
                                                        -----------
                                                          7,739,987

STEEL - 0.51%
Inland Steel Industries,
Incorporated                                  79,800      1,346,625
                                                        -----------

TELEPHONE - 1.48%
Bell Atlantic Corporation *                   72,600      3,847,800
                                                        -----------

TIRES & RUBBER - 1.67%
Goodyear Tire &  Rubber Company               86,200      4,347,713
                                                        -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                        SHARES           VALUE
                                        ------           -----
TOBACCO - 3.42%
Philip Morris Companies,
Incorporated                              91,500    $  4,895,250
RJR Nabisco Holdings Corporation         135,600       4,025,625
                                                    ------------
                                                       8,920,875

TRUCKING & FREIGHT - 0.29%
CNF Transportation, Incorporated          20,200         758,763
                                                    ------------

TOTAL COMMON STOCKS
(Cost: $231,000,366)                                $222,304,411
                                                    ------------

PRINCIPAL
AMOUNT                                                  VALUE
------                                                  -----
SHORT TERM INVESTMENTS - 2.29%
$ 5,963,102    Navigator Securities Lending
               Trust,
               5.17%                                $  5,963,102
                                                    ------------

REPURCHASE AGREEMENTS - 12.44%
$32,437,000    Repurchase Agreement with State
               Street Bank & Trust Company
               dated 12/31/1998 at 4.00%, to be
               repurchased at $32,451,416 on
               01/04/1999, collateralized by
               $33,255,000 U.S. Treasury Notes,
               4.00% due 10/31/2000 (valued at
               $33,088,725, including interest)    $ 32,437,000
                                                   ------------

TOTAL INVESTMENTS (VALUE TRUST)
(Cost: $269,400,468)                               $260,704,513
                                                   ============

INTERNATIONAL  GROWTH AND INCOME TRUST

                                                          SHARES        VALUE
                                                          ------        -----
COMMON STOCKS - 80.66%
AEROSPACE - 0.59%
Lucas Varity PLC, ADS                                     433,200    $ 1,446,639
                                                                     -----------

APPAREL & TEXTILES - 0.79%
Christian Dior SA                                          17,500      1,934,359
                                                                     -----------

AUTO PARTS - 2.09%
Autoliv, Incorporated, ADR                                143,100      5,125,308
                                                                     -----------

AUTOMOBILES - 0.37%
 Volkswagen AG                                             16,360        897,564
                                                                     -----------

BANKING - 11.12%
Banco Pinto & Sotto Mayor                                  81,118      1,538,654
Bank Austria AG                                            34,100      1,734,012
Banque Paribas                                             41,189      3,578,161
Dao Heng Bank Group, Ltd.                                 811,500      2,508,573
Lloyds TSB Group PLC                                      275,700    $ 3,925,484
Royal Bank Canada                                          71,300      3,570,831
Societe Generale                                           18,460      2,988,070
Sparebanken Nor                                            70,380      1,370,828
The Mitsui Trust & Banking
Company, Ltd.                                             442,000        504,361
UBS AG *                                                   11,150      3,425,275
Westpac Banking Corporation, Ltd.                         268,600      1,797,360
Yapi Kredi Bankasi                                     25,257,868        292,244
                                                                     -----------
                                                                      27,233,853

BROADCASTING - 1.40%
Canal Plus                                                  4,100      1,118,315
Central European Media
Enterprises, Ltd., Class A *                                1,900         12,469
Grupo Televisa SA, ADR                                     92,800      2,291,000
                                                                     -----------
                                                                       3,421,784

BUILDING MATERIALS & CONSTRUCTION - 0.74%
ACS, Actividades de Construccion y
Servicios SA                                               46,000      1,812,553
                                                                     -----------

BUSINESS SERVICES - 3.07%
Vivendi                                                    29,019      7,525,944
                                                                     -----------

CHEMICALS - 2.34%
BASF AG                                                    60,900      2,324,037
Mitsubishi Chemical                                       689,000      1,450,526
Rhodia SA *                                               128,401      1,952,081
                                                                     -----------
                                                                       5,726,644

COMPUTERS & BUSINESS EQUIPMENT - 0.98%
Fujitsu, Ltd.                                             181,000      2,409,598
                                                                     -----------

CONGLOMERATES - 0.41%
ABSA Group, Ltd.                                          134,300        637,265
First Phil Holdings                                       701,000        378,432
                                                                     -----------
                                                                       1,015,697

CONSTRUCTION MATERIALS - 1.98%
Taiheiyo Cement                                           620,000      1,552,056
Cie de Staint Gobain                                        6,500        917,278
Tostem Corporation                                        120,000      2,377,709
                                                                     -----------
                                                                       4,847,043

CRUDE PETROLEUM & NATURAL GAS - 1.01%
Elf Aquitaine SA                                           21,453      2,478,741
                                                                     -----------


DRUGS & HEALTH CARE - 8.44%
Merck                                                      26,000      1,170,047
Roche Holdings AG *                                           304      3,708,990
Sanofi Company SA                                          16,080      2,645,967

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                         SHARES         VALUE
                                         ------         -----
DRUGS & HEALTH CARE - CONTINUED
Schering AG                              20,680    $ 2,596,478
SmithKline Beecham PLC                  199,500      2,764,926
Takeda Chemical Industries, Ltd.         65,000      2,501,106
Yamanouchi Pharmaceutical
Company, Ltd.                            89,000      2,865,634
Zeneca Group, PLC                        55,600      2,422,050
                                                   -----------
                                                    20,675,198

ELECTRICAL EQUIPMENT - 0.58%
ABB AB                                  133,500      1,421,297
                                                   -----------

ELECTRIC UTILITIES - 3.69%
Iberdrola SA                            222,900      4,164,083
National Power                          116,000      1,000,233
VEBA AG                                  64,600      3,864,526
                                                   -----------
                                                     9,028,842

ELECTRONICS - 2.70%
Fanuc, Ltd.                              56,000      1,917,028
Rohm Company                             22,000      2,002,477
Samsung Electronics, Ltd., GDR            2,910        112,035
SGS Thomson Microelectronics,
Incorporated *                           32,700      2,573,421
                                                   -----------
                                                     6,604,961

FINANCIAL SERVICES - 0.32%
WBK STRYPES Trust                        24,900        785,906
                                                   -----------

FOOD & BEVERAGES - 4.62%
Danisco A/S                              37,800      2,049,086
Laurus NV                               107,980      2,724,358
Nestle SA *                               2,000      4,353,207
Pic International                       456,768        576,747
Tate & Lyle PLC                         301,000      1,620,269
                                                   -----------
                                                    11,323,667

GOLD - 0.67%
Anglogold, Ltd.                          42,088      1,637,704
                                                   -----------

HOUSEHOLD APPLIANCES - 2.42%
Philips Electronics NV                   61,711      4,138,812
Sony Corporation *                       24,500      1,783,591
                                                   -----------
                                                     5,922,403

HOUSEHOLD PRODUCTS - 1.12%
Unilever PLC                            243,000      2,733,195
                                                   -----------

INDUSTRIAL DEVELOPMENT - 0.71%
Gea AG                                   72,100      1,730,469
                                                   -----------

INDUSTRIAL MACHINERY - 0.53%
Tadano, Ltd.                            451,000      1,304,529
                                                   -----------

INSURANCE - 6.52%
Allied Zurich PLC *                     160,000    $ 2,404,386
Bayerische Vita                          76,000        484,925
QBE Insurance Group, Ltd.               541,000      2,237,729
Royal & Sun Alliance
Insurance Group PLC                     217,000      1,766,573
Schweizererische Ruckversicher            1,950      5,083,315
Zurich Allied AG                          5,400      3,997,816
                                                   -----------
                                                    15,974,744

INTERNATIONAL OIL - 3.96%
Pakistan State Oil Company, Ltd.         17,060         26,747
Petrofina SA                              2,500      1,138,993
RWE AG                                   68,400      3,745,050
Surgutneftegaz                          247,400        834,975
The Shell Transport and
Trading Company PLC                     462,000      2,840,007
YPF Sociedad Anonima, ADR                39,570      1,105,487
                                                   -----------
                                                     9,691,259

LIQUOR - 0.46%
South Africa Brews                       67,104      1,130,115
                                                   -----------

PAPER - 1.28%
Fletcher Challenge Paper                978,800        654,113
Stora Enso Oyj - A Shares                99,421        858,950
Stora Enso Oyj - R Shares               184,476      1,616,553
                                                   -----------
                                                     3,129,616

PETROLEUM SERVICES - 1.05%
TOTAL SA, B Shares *                     25,373      2,568,614
                                                   -----------

PUBLISHING - 1.26%
Lagardere S.C.A                          39,100      1,660,928
Wolters Kluwer NV                         6,700      1,432,938
                                                   -----------
                                                     3,093,866

RETAIL TRADE - 2.93%
Carrefour SA                              2,719      2,051,773
Ito-Yokado Company, Ltd.                 16,000      1,118,089
Mitsubishi Corporation                  447,000      2,570,102
Vendex NV                                58,900      1,429,627
                                                   -----------
                                                     7,169,591

STEEL - 1.45%
Acerinox SA                              45,700      1,062,753
Rautaruukki Oy                          357,200      2,304,742
Tokyo Steel Manufacturing                37,000        185,246
                                                   -----------
                                                     3,552,741

TELECOMMUNICATIONS SERVICES - 2.68%
Cable & Wireless ADS                    152,400      1,863,539
Great Nordic Store Nord A/S              84,000      2,969,690
Pak Telecom Corporation                 603,200        230,974
Smartone Telecommunications             350,000        971,269

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                         SHARES         VALUE
                                         ------         -----
TELECOMMUNICATIONS SERVICES-CONTINUED
Telstra Corporation *                    114,700    $    536,283
                                                    ------------
                                                       6,571,755

TELEPHONE -5.13%
DDI Corporation                            1,005       3,733,746
Swisscom AG *                              9,600       4,018,345
Tele Norte Leste Participacoes *         145,379       1,808,151
Telecom Italia SPA RISP                  478,200       3,007,820
                                                    ------------
                                                      12,568,062

TOBACCO - 0.58%
British American Tobacco PLC             160,000       1,408,872
                                                    ------------

TRANSPORTATION - 0.67%
Stolt-Nielsen SA, ADR                     68,500         702,125
TNT Post Group NV                         29,300         943,551
                                                    ------------
                                                       1,645,676

TOTAL COMMON STOCKS
(Cost: $186,356,071)                                $197,548,809
                                                    ------------


PREFERRED STOCK - 2.97%
BROADCASTING - 1.33%
News Corporation                         535,400       3,257,873
                                                    ------------

INSURANCE - 1.64%
Munchener Ruckversicherungs-
Gesellschaft AG                            8,301       4,019,505
                                                    ------------

TOTAL PREFERRED STOCK
(Cost: $5,579,157)                                  $  7,277,378
                                                    ------------

                                        PRINCIPAL
                                         AMOUNT               VALUE
                                         ------               -----
CORPORATE BONDS - 0.85%
FOOD & BEVERAGES - 0.85%
Compass Group,
  5.75% due 10/05/2007               GBP 725,000             2,077,795
                                                           -----------

TOTAL CORPORATE BONDS
(Cost: $1,970,482)                                         $ 2,077,795
                                                           -----------

PRINCIPAL
AMOUNT                                                           VALUE
------                                                           -----
SHORT TERM INVESTMENTS - 11.32%
$ 27,734,510 Navigator Securities Lending Trust,             $27,734,510
             5.17%                                           -----------

PRINCIPAL
AMOUNT                                                           VALUE
------                                                           -----
REPURCHASE AGREEMENTS - 4.20%
$10,292,000    Repurchase Agreement with State
               Street Bank & Trust Company
               dated 12/31/1998 at 4.00%, to be
               repurchased at $10,296,574 on
               01/04/1999, collateralized by
               $8,325,000 U.S. Treasury Bonds,
               7.125% due 02/15/2023 (valued at
               $10,498,608, including interest)              $10,292,000
                                                             -----------

TOTAL INVESTMENTS   (INTERNATIONAL GROWTH
AND INCOME TRUST)  (Cost: $231,932,220)
                                                            $244,930,492
                                                            ============

GROWTH AND INCOME TRUST

                                                     SHARES                   VALUE
                                                     ------                   -----
COMMON STOCKS - 95.59%
AEROSPACE - 2.07%
Boeing Company                                       400,000               $13,050,000
Computer Sciences Corporation *                      310,000                19,975,625
United Technologies Corporation                      145,000                15,768,750
                                                                           -----------
                                                                            48,794,375

AGRICULTURAL MACHINERY - 0.52%
John Deere & Company                                 371,200                12,296,000
                                                                           -----------

AGRICULTURAL OPERATIONS - 0.52%
Monsanto Company                                     247,300                12,117,700
                                                                           -----------

AIR TRAVEL - 1.01%
Southwest Airlines Company *                       1,058,100                23,741,119
                                                                           -----------

ALUMINUM - 0.49%
Aluminum Company of America                          155,000                11,557,188
                                                                           -----------

AUTO SERVICES - 0.39%
General Motors Corporation *                         230,000                 9,128,125
                                                                           -----------

BANKING - 4.91%
Chase Manhattan Corporation                          225,600                15,354,900
First Union Corporation                              606,600                36,888,862
U.S. Bancorp                                         867,000                30,778,500
Wachovia Corporation                                 370,800                32,421,825
                                                                           -----------
                                                                           115,444,087

BUSINESS SERVICES - 3.45%
Automatic Data Processing,
Incorporated                                         290,000                23,254,375
First Data Corporation                               721,300                22,856,194
Service Corporation International                    390,300                14,855,794

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                            SHARES              VALUE
                                                            ------              -----
BUSINESS SERVICES-CONTINUED
Tyco International, Ltd.                                    266,700          $ 20,119,181
                                                                             ------------
                                                                               81,085,544

CHEMICALS - 2.17%
Dow Chemical Company *                                      140,400            12,767,625
E.I. Du Pont De Nemours & Company                           381,800            20,259,262
Zeneca Group PLC, ADR                                       399,900            17,945,513
                                                                             ------------
                                                                               50,972,400

COMPUTERS & BUSINESS EQUIPMENT - 7.25%
Cisco Systems, Incorporated *                               427,500            39,677,344
EMC Corporation *                                           228,600            19,431,000
Hewlett-Packard Company                                     359,800            24,578,837
International Business
Machines Corporation                                        317,100            58,584,225
Xerox Corporation                                           240,500            28,379,000
                                                                             ------------
                                                                              170,650,406

DOMESTIC OIL - 0.46%
Unocal Corporation                                          370,000            10,799,375
                                                                             ------------

DRUGS & HEALTH CARE - 13.23%
Abbott Laboratories                                         640,000            31,360,000
American Home Products
Corporation                                                 767,400            43,214,212
Baxter International, Incorporated                          430,100            27,660,806
Bristol-Myers Squibb Company                                180,000            24,086,250
Columbia/HCA Healthcare
Corporation *                                             1,007,600            24,938,100
Johnson & Johnson                                           319,400            26,789,675
Merck & Company, Incorporated                               223,600            33,022,925
Pfizer, Incorporated *                                      260,000            32,613,750
Pharmacia & Upjohn, Incorporated                            714,500            40,458,563
Warner-Lambert Company                                      360,000            27,067,500
                                                                             ------------
                                                                              311,211,781

ELECTRICAL EQUIPMENT - 3.39%
General Electric Company *                                  782,700            79,884,319
                                                                             ------------

ELECTRIC UTILITIES - 2.12%
DPL, Incorporated                                           667,500            14,434,687
GPU, Incorporated                                           295,400            13,052,988
Pinnacle West Capital Corporation                           254,900            10,801,388
Texas Utilities Company                                     250,000            11,671,875
                                                                             ------------
                                                                               49,960,938

ELECTRONICS - 4.43%
Analog Devices, Incorporated *                              355,300            11,147,538
Intel Corporation                                           360,000            42,682,500
Lucent Technologies, Incorporated                           190,900            20,999,000
Motorola, Incorporated *                                    269,500            16,456,344
Texas Instruments, Incorporated                             151,000            12,919,937
                                                                             ------------
                                                                              104,205,319

FINANCIAL SERVICES - 7.33%
American Express Company                                   330,000            $33,742,500
Citigroup, Incorporated *                                1,414,250             70,005,375
Federal National Mortgage
Association                                                521,000             38,554,000
Merrill Lynch & Company,
Incorporated                                               451,600             30,144,300
                                                                             ------------
                                                                              172,446,175

FOOD & BEVERAGES - 3.16%
General Mills, Incorporated                                127,200              9,889,800
H.J. Heinz Company                                         160,000              9,060,000
PepsiCo, Incorporated                                      423,500             17,337,031
Sara Lee Corporation                                       820,000             23,113,750
The Coca-Cola Company                                      225,000             15,046,875
                                                                             ------------
                                                                               74,447,456

GAS & PIPELINE UTILITIES - 0.95%
Enron Corporation                                          190,100             10,847,581
National Fuel Gas Company                                  145,000              6,552,187
Peoples Energy Corporation                                 123,700              4,932,538
                                                                             ------------
                                                                               22,332,306

HOTELS & RESTAURANTS - 1.45%
McDonalds Corporation *                                    445,000             34,098,125
                                                                             ------------

HOUSEHOLD PRODUCTS - 2.55%
Colgate-Palmolive Company                                  150,000             13,931,250
Gillette Company                                           274,500             13,261,781
Procter & Gamble Company *                                 360,000             32,872,500
                                                                             ------------
                                                                               60,065,531

INSURANCE - 3.51%
ACE, Ltd.                                                  600,000             20,662,500
American International
Group, Incorporated                                        328,100             31,702,662
Marsh & McLennan
Companies, Incorporated                                    518,200             30,282,313
                                                                             ------------
                                                                               82,647,475

INTERNATIONAL OIL - 5.22%
Amoco Corporation *                                        400,000             24,150,000
Chevron Corporation                                        330,000             27,369,375
Exxon Corporation                                          494,000             36,123,750
Royal Dutch Petroleum Company                              732,700             35,078,012
                                                                             ------------
                                                                              122,721,137

LEISURE TIME - 1.07%
The Walt Disney Company                                    839,900             25,197,000
                                                                             ------------

LIQUOR - 1.13%
Anheuser-Busch Companies,
Incorporated *                                             406,300             26,663,438
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES                VALUE
                                                    ------                -----
NEWSPAPERS - 1.39%
Gannett, Incorporated                               506,500          $   32,669,250
                                                                     --------------

PAPER - 1.78%
International Paper Company                         182,800               8,191,725
Kimberly-Clark Corporation                          385,000              20,982,500
Minnesota Mining &
Manufacturing Company                               180,000              12,802,500
                                                                     --------------
                                                                         41,976,725

PETROLEUM SERVICES - 0.94%
Diamond Offshore Drilling,
Incorporated                                        170,000               4,026,875
Schlumberger, Ltd. *                                392,800              18,117,900
                                                                     --------------
                                                                         22,144,775

PHOTOGRAPHY - 0.56%
Eastman Kodak Company                               182,500              13,140,000
                                                                     --------------

RAILROADS & EQUIPMENT - 0.65%
Union Pacific Corporation *                         340,100              15,325,756
                                                                     --------------

RETAIL TRADE - 5.67%
Dayton Hudson Corporation *                         728,300              39,510,275
GAP, Incorporated                                   450,000              25,312,500
May Department Stores,
Incorporated                                        284,900              17,200,837
Wal-Mart Stores, Incorporated                       630,000              51,305,625
                                                                     --------------
                                                                        133,329,237

SOFTWARE - 3.09%
Microsoft Corporation *                             525,000              72,810,938
                                                                     --------------

TELECOMMUNICATIONS SERVICES - 1.97%
Cox Communications,
Incorporated, Class A *                             147,000              10,161,375
MCI Worldcom, Incorporated *                        504,200              36,176,350
                                                                     --------------
                                                                         46,337,725

TELEPHONE - 5.09%
Bell Atlantic Corporation *                         638,798              33,856,294
BellSouth Corporation                               430,000              21,446,250
SBC Communications, Incorporated                    780,000              41,827,500
U. S. West, Incorporated                            350,000              22,618,750
                                                                     --------------
                                                                        119,748,794

TOBACCO - 1.67%
Philip Morris Companies,
Incorporated                                        735,000              39,322,500
                                                                     --------------

TOTAL COMMON STOCKS
(Cost: $1,421,593,318)                                               $2,249,273,019
                                                                     --------------

PRINCIPAL
AMOUNT                                                                VALUE
------                                                                -----
SHORT TERM INVESTMENTS - 2.67%
$62,779,970    Navigator Securities Lending
               Trust,
               5.17%                                                $62,779,970
                                                                 ---------------

REPURCHASE AGREEMENTS - 1.75%
$41,110,000    Repurchase Agreement with
               Paribas Corporation dated
               12/31/1998 at 4.80%, to be
               repurchased at $41,131,925 on
               01/04/1999, collateralized by
               $40,302,000 U.S. Treasury Notes
               at, 6.125% due 12/31/2001 (valued
               at $41,914,080, including
               interest)                                            $41,110,000
                                                                 ---------------

TOTAL INVESTMENTS   (GROWTH AND INCOME
TRUST)  (Cost: $1,525,483,288)                                   $2,353,162,989
                                                                 ==============

EQUITY-INCOME TRUST

                                                 SHARES              VALUE
                                                 ------              -----
COMMON STOCKS - 90.48%
AEROSPACE - 1.72%
AlliedSignal, Incorporated                       146,300          $ 6,482,919
Boeing Company                                   157,000            5,122,125
TRW, Incorporated                                144,800            8,135,950
                                                                  -----------
                                                                   19,740,994

AGRICULTURAL MACHINERY - 0.17%
John Deere & Company                              59,800            1,980,875
                                                                  -----------

ALUMINUM - 0.35%
Reynolds Metals Company                           76,500            4,030,594
                                                                  -----------

AUTO PARTS - 0.77%
Eaton Corporation                                 15,000            1,060,313
Genuine Parts Company                            234,350            7,836,078
                                                                  -----------
                                                                    8,896,391
AUTOMOBILES - 0.81%
General Motors Corporation                       129,800            9,288,812
                                                                  -----------

BANKING - 7.64%
Bank One Corporation *                           164,800            8,415,100
BankAmerica Corporation *                         80,100            4,816,013
BankBoston Corporation                           119,800            4,664,713
Chase Manhattan Corporation                      118,100            8,038,181
First Union Corporation                          141,210            8,587,333
Fleet Financial Group, Incorporated              199,000            8,892,812
J. P. Morgan & Company,
Incorporated                                      95,500           10,033,469
Mellon Bank Corporation                          284,700           19,573,125
Mercantile Bankshares Corporation                134,250            5,168,625
National City Corporation                         80,000            5,800,000
PNC Bank Corporation                              72,400            3,918,650
                                                                  -----------
                                                                   87,908,021

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    SHARES               VALUE
                                                    ------               -----
BUSINESS SERVICES - 2.02%
Dun & Bradstreet Corporation                        151,700          $ 4,788,031
H & R Block, Incorporated                           152,000            6,840,000
R.R. Donnelley & Sons Company                       136,300            5,971,644
Tyco International, Ltd.                             74,158            5,594,294
                                                                     -----------
                                                                      23,193,969
CHEMICALS - 5.48%
Dow Chemical Company *                              143,500           13,049,531
E.I. Du Pont De Nemours &
Company                                             175,200            9,296,550
Great Lakes Chemical Corporation                    177,300            7,092,000
Hercules, Incorporated                              274,100            7,503,487
Imperial Chemical Industries PLC,
ADR                                                  94,100            3,287,619
Lubrizol Corporation                                 96,900            2,489,119
Nalco Chemical Company                              159,200            4,935,200
Olin Corporation                                    171,800            4,864,088
PPG Industries, Incorporated                        121,200            7,059,900
Witco Corporation                                   212,700            3,389,906
                                                                     -----------
                                                                      62,967,400
COMPUTERS & BUSINESS EQUIPMENT - 0.69%
Hewlett-Packard Company                             116,700            7,972,069
                                                                     -----------

CONGLOMERATES - 1.11%
Fortune Brands, Incorporated                        194,100            6,138,412
Tomkins                                           1,386,500            6,588,121
                                                                     -----------
                                                                      12,726,533

CONSTRUCTION MATERIALS - 0.75%
Armstrong World Industries,
Incorporated                                        142,900            8,618,656
                                                                     -----------

COSMETICS & TOILETRIES - 0.96%
International Flavours &
Fragrances, Incorporated                            249,300           11,015,944
                                                                     -----------

CRUDE PETROLEUM & NATURAL GAS - 0.23%
Occidental Petroleum Corporation                    155,700            2,627,438
                                                                     -----------

DOMESTIC OIL - 3.27%
Amerada Hess Corporation *                          165,200            8,218,700
Atlantic Richfield Company                          181,600           11,849,400
Phillips Petroleum Company                          100,100            4,266,763
Unocal Corporation                                  286,500            8,362,219
USX-Marathon Group                                  162,500            4,895,312
                                                                     -----------
                                                                      37,592,394

DRUGS & HEALTH CARE - 4.19%
Abbott Laboratories                                  91,300            4,473,700
American Home Products Corporation                  318,500           17,935,531
Bausch & Lomb, Incorporated                         104,300            6,258,000
Pharmacia & Upjohn, Incorporated                    276,500           15,656,812
Smith & Nephew PLC                                1,267,200            3,852,760
                                                                     -----------
                                                                      48,176,803

ELECTRICAL EQUIPMENT - 2.45%

Cooper Industries, Incorporated                    92,500            $ 4,411,094
EXEL, Ltd., Class A                                97,300              7,297,500
General Electric Company *                        125,100             12,768,018
Hubbell, Incorporated                              99,000              3,762,000
                                                                     -----------
                                                                      28,238,612

ELECTRIC UTILITIES - 6.15%
Baltimore Gas & Electric Company                   77,500              2,392,813
Central & South West Corporation                   77,500              2,126,406
Dominion Resources, Incorporated                   83,800              3,917,650
DQE, Incorporated                                 140,200              6,160,038
Duke Energy Company                               118,500              7,591,406
Entergy Corporation                               117,000              3,641,625
FirstEnergy Corporation                           258,775              8,426,361
GPU, Incorporated                                  63,200              2,792,650
Houston Industries, Incorporated                  199,400              6,405,725
PacifiCorp                                        240,500              5,065,531
PECO Energy Company                                71,600              2,980,350
Southern Company                                  289,300              8,407,781
TECO Energy, Incorporated                         124,000              3,495,250
Unicom Corporation                                189,600              7,311,450
                                                                     -----------
                                                                      70,715,036

ELECTRONICS - 0.84%
AMP, Incorporated                                 185,353              9,649,941
                                                                     -----------

FINANCIAL SERVICES - 2.65%
Citigroup, Incorporated *                         217,749             10,778,575
Federal National Mortgage
Association                                       170,500             12,617,000
Wells Fargo & Company                             177,000              7,068,938
                                                                     -----------
                                                                      30,464,513

FOOD & BEVERAGES - 4.13%
General Mills, Incorporated                       197,900             15,386,725
H.J. Heinz Company                                143,900              8,148,337
Kellogg Company                                   197,800              6,749,925
McCormick & Company,
Incorporated                                      237,500              8,030,469
Quaker Oats Company                               154,700              9,204,650
                                                                     -----------
                                                                      47,520,106

FOREST PRODUCTS - 0.42%
Georgia-Pacific Corporation                        82,400              4,825,550
                                                                     -----------

GOLD - 0.37%
Newmont Mining Corporation                        234,800              4,241,075
                                                                     -----------

HOTELS & RESTAURANTS - 0.32%
Hilton Hotels Corporation                         194,900              3,727,463
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                               SHARES              VALUE
                                               ------              -----
HOUSEHOLD APPLIANCES - 0.61%
Whirlpool Corporation                          126,100          $ 6,982,787
                                                                -----------

HOUSEHOLD PRODUCTS - 0.75%
Corning, Incorporated                          104,700            4,711,500
The Stanley Works                               62,000            1,720,500
Tupperware Corporation                         132,400            2,176,325
                                                                -----------
                                                                  8,608,325

INDUSTRIAL MACHINERY - 0.61%
Pall Corporation                               277,800            7,031,812
                                                                -----------

INSURANCE - 3.88%
American General Corporation                   147,800           11,528,400
Chubb Corporation                               19,800            1,284,525
Lincoln National Corporation                    65,100            5,325,994
SAFECO Corporation                             215,300            9,244,443
St. Paul Companies, Incorporated               311,948           10,840,193
Transamerica Corporation                        55,300            6,387,150
                                                                -----------
                                                                 44,610,705

INTERNATIONAL OIL - 6.37%
Amoco Corporation *                            279,900           16,898,962
Chevron Corporation                            151,200           12,540,150
Exxon Corporation                              233,000           17,038,125
Royal Dutch Petroleum Company                  190,800            9,134,550
Texaco, Incorporated                           228,700           12,092,513
The British Petroleum
Company PLC, ADR                                58,400            5,548,000
                                                                -----------
                                                                 73,252,300

LIQUOR - 2.00%
Anheuser-Busch Companies,
Incorporated *                                 233,800           15,343,125
Brown Forman Corporation, Class B              102,100            7,727,694
                                                                -----------
                                                                 23,070,819

MINING - 0.45%
Phelps Dodge Corporation                       102,500            5,214,688
                                                                -----------

NEWSPAPERS - 1.17%
Dow Jones & Company,
Incorporated                                   101,000            4,860,625
Knight-Ridder, Incorporated                    167,200            8,548,100
                                                                -----------
                                                                 13,408,725

NON-FERROUS METALS - 0.22%
Inco, Ltd.                                     242,300            2,559,294
                                                                -----------

PAPER - 3.81%
Consolidated Papers, Incorporated              212,000            5,830,000
International Paper Company                    114,200            5,117,587
Kimberly-Clark Corporation                     213,800           11,652,100
Minnesota Mining &
Manufacturing Company                          141,600          $10,071,300
Union Camp Corporation                         165,200           11,151,000
                                                                -----------
                                                                 43,821,987

PETROLEUM SERVICES - 1.62%
Baker Hughes, Incorporated                      307,400           5,437,137
Mobil Corporation *                             151,600          13,208,150
                                                                 ----------
                                                                 18,645,287

PHOTOGRAPHY - 0.87%
Eastman Kodak Company                           139,700          10,058,400
                                                                 ----------

POLLUTION CONTROL - 0.57%
Browning Ferris Industries,
Incorporated                                    230,400           6,552,000
                                                                 ----------

PUBLISHING - 0.37%
Readers Digest Association,
Incorporated, Class A                           171,000           4,307,063
                                                                 ----------

RAILROADS & EQUIPMENT - 2.90%
Burlington Northern Santa Fe
Corporation *                                   174,900           5,902,875
GATX Corporation                                 75,000           2,840,625
Norfolk Southern Corporation                    421,600          13,359,450
Union Pacific Corporation *                     250,800          11,301,675
                                                                 ----------
                                                                 33,404,625

REAL ESTATE - 2.24%
Archstone Communities Trust SBI                 105,400           2,134,350
Crescent Real Estate Equities                   187,300           4,307,900
Rouse Company                                    53,900           1,482,250
Simon Property Group, Incorporated *            280,600           7,997,100
Starwood Hotels & Resorts
   Trust SBI                                    319,171           7,241,192
Weingarten Realty Investors SBI                  57,700           2,574,863
                                                                 ----------
                                                                 25,737,655

RETAIL TRADE - 1.33%
J. C. Penney, Incorporated                      140,400           6,581,250
May Department Stores,
Incorporated                                     77,700           4,691,137
Toys R Us, Incorporated *                       239,000           4,033,125
                                                                 ----------
                                                                 15,305,512

SANITARY SERVICES - 0.64%
Waste Management, Incorporated                  157,532           7,344,929
                                                                 ----------

STEEL - 0.25%
USX-United States Steel Group                   126,000           2,898,000
                                                                 ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      SHARES                VALUE
                                                      ------                -----
TELECOMMUNICATIONS SERVICES - 0.42%
Telecomunicacoes Brasileiras, ADR                      66,900          $    4,862,794
                                                                       --------------

TELEPHONE - 8.71%
Alltel Corporation                                    340,500              20,366,156
American Telephone &
Telegraph Corporation                                 153,600              11,558,400
BCE, Incorporated                                     150,600               5,713,388
Bell Atlantic Corporation *                           196,000              10,388,000
BellSouth Corporation                                 103,200               5,147,100
Frontier Corporation                                   31,900               1,084,600
GTE Corporation                                       220,300              14,319,500
SBC Communications, Incorporated                      464,664              24,917,607
U. S. West, Incorporated                              103,200               6,669,300
                                                                       --------------
                                                                          100,164,051

TOBACCO - 3.02%
Philip Morris Companies, Incorporated                 302,800              16,199,800
RJR Nabisco Holdings Corporation                      238,200               7,071,563
UST, Incorporated                                     328,100              11,442,487
                                                                       --------------
                                                                           34,713,850

TRUCKING & FREIGHT - 0.15%
Alexander & Baldwin, Incorporated                      76,400               1,776,300
                                                                       --------------

TOTAL COMMON STOCKS
(Cost: $861,814,566)                                                   $1,040,451,097
                                                                       --------------

PRINCIPAL
AMOUNT                                                           VALUE
------                                                           -----
SHORT TERM INVESTMENTS - 9.48%
  $61,723,534  Navigator Securities Lending
               Trust,                                        $61,723,534
               5.17%
      750,000  Federal Home Loan Bank,
               5.06% due 01/05/1999                              749,579
      600,000  Abb Treasury Centre USA,
               Incorporated, 4.90% due 02/18/1999                596,080
      390,000  CIESCO LP,
               5.20% due 01/13/1999                              389,324
   12,300,000   CIESCO LP,
               5.25% due 02/03/1999                           12,240,806
    1,700,000  Diageo Capital PLC, ADS,
               5.11% due 02/08/1999                            1,690,830
    3,000,000  General Electric Capital
               Services,
               Incorporated, 5.22% due                         2,991,300
               01/21/1999
   12,500,000  Motorola, Incorporated,
               5.12% due 01/26/1999                           12,455,556
    5,800,000  Reseau Ferre De France,
               5.30% due 01/20/1999                            5,783,776
   10,360,000  Kellogg Company,
               5.17% due 01/22/1999                           10,328,756
                                                            -------------
                                                            $108,949,541

PRINCIPAL
AMOUNT                                                            VALUE
------                                                            -----
REPURCHASE AGREEMENTS - 0.04%
$466,000       Repurchase Agreement with State
               Street Bank & Trust Company
               dated 12/31/1998 at 4.00%, to be
               repurchased at $466,207 on
               01/04/1999, collateralized by
               $455,000 U.S. Treasury Notes,
               6.625% due 06/30/2001 (valued at
               $475,475, including interest)                      $466,000
                                                            --------------

TOTAL INVESTMENTS   (EQUITY-INCOME TRUST)
(Cost: $971,230,107)                                        $1,149,866,637
                                                            ==============


BALANCED TRUST

                                                    SHARES            VALUE
                                                    ------            -----
COMMON STOCKS - 48.97%
BANKING - 2.60%
Chase Manhattan Corporation                         46,500          $3,164,906
Comerica, Incorporated                              11,200             763,700
First Union Corporation                             15,000             912,187
PNC Bank Corporation                                12,500             676,563
Summit Bancorp                                      16,400             716,475
Union Planters Corporation                          12,800             580,000
                                                                    ----------
                                                                     6,813,831

BROADCASTING - 1.07%
MediaOne Group, Incorporated *                      34,775           1,634,425
Tele-Communications,
Incorporated, Series A *                            21,000           1,161,563
                                                                    ----------
                                                                     2,795,988

BUSINESS SERVICES - 1.94%
Humana, Incorporated *                             103,500           1,843,594
Service Corporation International                   85,100           3,239,118
                                                                    ----------
                                                                     5,082,712
CHEMICALS - 2.62%
Bayer AG                                            34,600           1,443,916
E.I. Du Pont De Nemours &
Company                                             22,500           1,193,906
Rhone Poulenc SA                                    78,050           4,014,877
Rhone Poulnec SA, ADR                                4,250             213,563
                                                                    ----------
                                                                     6,866,262

COMPUTERS & BUSINESS EQUIPMENT - 1.90%
America Online, Incorporated *                       2,600             416,000
International Business Machines
Corporation                                         18,100           3,343,975
Sun Microsystems, Incorporated *                    14,000           1,198,750
                                                                    ----------
                                                                     4,958,725

DOMESTIC OIL - 2.85%
Atlantic Richfield Company                          47,800           3,118,950
Phillips Petroleum Company                          43,500           1,854,188

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 SHARES            VALUE
                                                 ------            -----
DOMESTIC OIL - CONTINUED
USX-Marathon Group                               82,450         $ 2,483,806
                                                                -----------
                                                                  7,456,944

DRUGS & HEALTH CARE - 17.24%
Abbott Laboratories                              51,500           2,523,500
American Home Products
Corporation                                      29,600           1,666,850
Baxter International, Incorporated               31,300           2,012,981
Becton Dickinson & Company *                     47,100           2,010,581
Biomet, Incorporated *                           35,400           1,424,850
Bristol-Myers Squibb Company                     20,350           2,723,084
Eli Lilly & Company                              22,350           1,986,356
Glaxo Wellcome PLC, ADR                          45,200           3,141,400
Johnson & Johnson                                18,200           1,526,525
Merck & Company, Incorporated                    18,500           2,732,219
Merck KGaA                                       67,700           3,046,622
Novartis AG *                                       900           1,768,945
Pfizer, Incorporated *                           20,400           2,558,925
Pharmacia & Upjohn, Incorporated                 32,600           1,845,975
Sankyo Company                                   60,800           1,328,403
Schering AG                                      17,925           2,250,574
SmithKline Beecham PLC                           59,325             822,202
SmithKline Beecham PLC, ADR                      17,975           1,249,263
Synthelabo                                       11,200           2,369,809
Tenant Healthcare Corporation *                  74,000           1,942,500
Warner-Lambert Company                           16,500           1,240,594
Zeneca Group, PLC                                67,300           2,931,726
                                                                -----------
                                                                 45,103,884
ELECTRICAL EQUIPMENT - 1.84%
General Electric Company *                       29,800           3,041,462
Sonat, Incorporated                              65,050           1,760,416
                                                                -----------
                                                                  4,801,878

ELECTRIC UTILITIES - 0.31%
Cinergy Corporation                              23,550             809,531
                                                                -----------

FINANCIAL SERVICES - 1.24%
American Express Company                          7,300             746,425
Citigroup, Incorporated *                        50,300           2,489,850
                                                                -----------
                                                                  3,236,275

FOOD & BEVERAGES - 1.81%
Hershey's Food Corporation                       16,000             995,000
Nestle SA *                                       1,100           2,394,264
The Coca-Cola Company                            20,000           1,337,500
                                                                -----------
                                                                  4,726,764
FUNERAL SERVICES - 0.11%
Stewart Enterprises, Incorporated                13,175             293,144
                                                                -----------

GOLD - 0.70%
Barrick Gold Corporation                         94,400           1,840,800
                                                                -----------

HOUSEHOLD PRODUCTS - 1.39%
Colgate-Palmolive Company                         7,700             715,138
Dial Corporation                                 64,175          $1,853,053
Procter & Gamble Company *                       11,600           1,059,225
                                                                 ----------
                                                                  3,627,416

INSURANCE - 2.08%
Allstate Corporation                             57,000           2,201,625
American International
Group, Incorporated                               7,950             768,168

Berkley W R Corporation                          15,950             543,297
Chubb Corporation                                23,625           1,532,672
Travelers Property Casualty
Corporation, Class A                             12,600             390,600
                                                                 ----------
                                                                  5,436,362

LEISURE TIME - 0.31%
Granada Group                                    45,600             799,269
                                                                 ----------

NEWSPAPERS - 0.90%
Tribune Company                                  20,800           1,372,800
Washington Post Company                           1,700             982,494
                                                                 ----------
                                                                  2,355,294
PAPER - 0.76%
Kimberly-Clark Corporation                       13,900             757,550
Minnesota Mining &
Manufacturing Company                            17,100           1,216,238
                                                                 ----------
                                                                  1,973,788

PETROLEUM SERVICES - 1.57%
Conoco, Incorporated, Class A *                  69,600           1,452,900
Mobil Corporation *                              30,500           2,657,312
                                                                 ----------
                                                                  4,110,212

PUBLISHING - 0.29%
Time Warner, Incorporated                        12,200             757,163
                                                                 ----------

RAILROADS & EQUIPMENT - 0.59%
Canadian National Railway
Company                                          29,800           1,545,875
                                                                 ----------

RETAIL GROCERY - 0.59%
Hannaford Brothers Company                       29,100           1,542,300
                                                                 ----------

SOFTWARE - 1.29%
Computer Associates
International, Incorporated                      33,000           1,406,625
Oracle Systems Corporation *                     23,900           1,030,687
Platinum Technology, Incorporated *              49,600             948,600
                                                                 ----------
                                                                  3,385,912

TELEPHONE - 1.25%
Bell Atlantic Corporation *                      23,300           1,234,900
GTE Corporation                                  31,100           2,021,500
                                                                 ----------
                                                                  3,256,400

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                       SHARES         VALUE
                                       ------         -----
TOBACCO - 1.72%
Philip Morris Companies,
  Incorporated                            58,575  $  3,133,762
RJR Nabisco Holdings Corporation          46,400     1,377,500
                                                  ------------
                                                     4,511,262

TOTAL COMMON STOCKS
(Cost: $110,085,748)                              $128,087,991
                                                  ------------

                                                           PRINCIPAL
                                                            AMOUNT               VALUE
                                                            ------               -----
U.S. TREASURY OBLIGATIONS - 39.94%
U.S. TREASURY BILLS - 1.17%
zero coupon due 12/09/1999                              $  3,200,000          $  3,067,680
                                                                              ------------

U.S. TREASURY BONDS - 10.06%
6.00% due 02/15/2026                                       2,570,000             2,803,305
6.125% due 11/15/2027                                      6,450,000             7,219,936
6.25% due 08/15/2023                                       4,400,000             4,917,704
6.375% due 08/15/2027                                      1,600,000             1,838,992
6.50% due 11/15/2026                                       3,640,000             4,232,628
6.625% due 02/15/2027                                      2,260,000             2,673,151
6.75% due 08/15/2026                                       1,290,000             1,545,381
6.875% due 08/15/2025                                        895,000             1,084,767
                                                                              ------------
                                                                                26,315,864

U.S. TREASURY NOTES - 28.70%
4.25% due 11/15/2003                                       9,100,000             8,983,429
4.625% due 11/30/2000                                      5,800,000             5,803,596
4.75% due 11/15/2008                                       5,800,000             5,845,298
5.375% due 06/30/2003                                      2,100,000             2,161,026
5.50% due 05/31/2000 -
  02/15/2008                                              13,460,000            14,058,950
5.625% due 05/15/2008                                      1,050,000             1,120,382
5.75% due 10/31/2000 -
  04/30/2003                                               9,600,000             9,919,159
5.875% due 02/15/2000 -
  11/15/2005                                               9,550,000             9,977,551
6.125% due 12/31/2001                                      1,600,000             1,664,992
6.25% due 02/15/2007                                       4,635,000             5,083,992
6.625% due 03/31/2002                                      5,300,000             5,602,259
6.875% due 05/15/2006                                      4,300,000             4,861,666
                                                                              ------------
                                                                                75,082,300
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $102,932,483)                                                          $104,465,844
                                                                              ------------

                                                            PRINCIPAL
                                                            AMOUNT              VALUE
                                                            ------              -----
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.04%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.04%
6.00% due 05/15/2008                                        $100,000          $105,562
                                                                              --------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $101,023)                                                              $105,562
                                                                              --------

                                              PRINCIPAL
                                               AMOUNT               VALUE
                                               ------               -----
FOREIGN BOND OBLIGATIONS - 1.66%
FOREIGN BONDS - 1.66%
Province of Ontario, Canada
6.125% due 09/12/2007         CAD             3,006,000           2,096,432
6.50% due 03/08/2029                          3,091,000           2,255,813
                                                                 ----------
                                                                  4,352,245
TOTAL FOREIGN BOND OBLIGATIONS
(Cost: $4,198,981)                                               $4,352,245
                                                                 ----------

CORPORATE BONDS - 2.19%
ELECTRICAL EQUIPMENT - 0.82%
Sonat, Incorporated,
   6.625% due 02/01/2008                     $  482,000          $  496,031
   7.00% due 02/01/2018                       1,605,000           1,640,278
                                                                 ----------
                                                                  2,136,309

TELECOMMUNICATIONS SERVICES - 1.37%
New Jersey Bell Telephone Company,
  5.875% due
   12/01/2006                                   500,000             502,685
New York Telephone Company,
   5.875% due 09/01/2003                      2,000,000           2,040,720
   7.00% due 12/01/2033                       1,000,000           1,051,380
                                                                 ----------
                                                                  3,594,785

TOTAL CORPORATE BONDS
(Cost: $5,442,719)                                               $5,731,094
                                                                 ----------

PRINCIPAL
AMOUNT                                               VALUE
------                                               -----
SHORT TERM INVESTMENTS - 2.23%
$5,827,967     Navigator Securities Lending
               Trust, 5.17%                         $5,827,967
                                                  ------------

REPURCHASE AGREEMENTS - 4.97%
$13,007,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1998 at 4.00%, to be
               repurchased at $13,012,781 on
               01/04/1999, collateralized by
               $12,355,000 U.S. Treasury Notes
               at, 6.625% due 03/31/2002 (valued
               at $13,272,297, including
               interest)                          $ 13,007,000
                                                 --------------

TOTAL INVESTMENTS   (BALANCED TRUST)
(Cost: $241,595,921)                              $261,577,703
                                                 ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                          -----------------------       -----------------------     -----------------------
                                            Shares        Value           Shares        Value         Shares        Value
                                          ----------   ----------       ----------   ----------     ----------   ----------

ASSET ALLOCATION TRUSTS
COMMON STOCKS                             73.81%                        53.57%                       24.94%
AEROSPACE                                                   0.80%                         0.62%                       0.35%
Avteam, Incorporated *                       8,500     $   32,938             --             --            --            --
BE Aerospace, Incorporated                     400          8,400            600     $   12,600            --            --
British Aerospace PLC *                     40,865        348,293         73,874        629,629        13,055    $  111,268
Cordant Technologies, Incorporated          12,200        457,500         20,000        750,000         2,900       108,750
General Dynamics Corporation                 1,100         64,487          3,500        205,188         1,500        87,937
Gulfstream Aerospace Corporation *              --             --             --             --         1,300        69,225
Kellstrom Industry, Incorporated             5,500        158,125          6,100        175,375           900        25,875
Lockheed Martin Corporation                  2,700        228,825          4,500        381,375           700        59,325
TRW, Incorporated                           14,500        814,719         33,500      1,882,281         4,500       252,844
United Technologies Corporation              1,800        195,750          1,200        130,500           300        32,625
                                                       ----------                    ----------                  ----------
                                                        2,309,037                     4,166,948                     747,849

AIR TRAVEL                                                  0.51%                         0.29%                       0.15%
AMR Corporation *                            2,200        130,625          4,400        261,250           700        41,563
ASA Holdings, Incorporated                   8,600        262,300         17,400        530,700         1,500        45,750
Comair Holdings, Incorporated *             16,500        556,875         16,400        553,500            --            --
Continental Airlines, Incorporated,
  Class B*                                     500         16,750          1,500         50,250            --            --
Southwest Airlines Company *                 6,150        137,991             --             --         5,550       124,528
US Airways Group, Incorporated *             6,900        358,800         11,100        577,200         2,200       114,400

                                                       ----------                    ----------                  ----------
                                                        1,463,341                     1,972,900                     326,241

ALUMINUM                                                    0.25%                         0.05%                       0.04%
Aluminum Company of America                  9,800        730,712          4,900        365,356         1,200        89,475
                                                       ----------                    ----------                  ----------

APPAREL & TEXTILES                                          0.15%                         0.10%                       0.02%
Hugo Boss AG                                   100        168,007            150        252,010            --            --
Onward Kashiyama Company, Ltd.*                 --             --          5,000         67,138            --            --
Shaw Industries, Incorporated *             11,500        278,875         15,200        368,600         1,900        46,075
                                                       ----------                    ----------                  ----------
                                                          446,882                       687,748                      46,075

AUTO PARTS                                                  0.68%                         0.27%                       0.17%
Borg-Warner Automotive, Incorporated            --             --          7,500        418,594           500        27,906
Dana Corporation                                --             --          1,486         60,740            --            --
Danaher Corporation *                        9,900        537,694          9,300        505,106           800        43,450
Eaton Corporation                            1,000         70,687          1,700        120,169            --            --
Federal-Mogul Corporation                   15,600        928,200          8,800        523,600         3,000       178,500
Fuji Heavy Industries                       16,000         79,965         30,000        149,934         5,000        24,989
Modine Manufacturing Company                 9,700        351,625             --             --         2,600        94,250
                                                       ----------                    ----------                  ----------
                                                        1,968,171                     1,778,143                     369,095

AUTO SERVICES                                               0.09%                         0.12%                       0.05%
Sonic Automatic,  Incorporated *             7,400        254,837         23,100        795,506         3,200       110,200
                                                       ----------                    ----------                  ----------

AUTOMOBILES                                                 1.21%                         0.89%                       0.45%
Daimler Chrysler AG Stuttgart                1,995        191,645          4,676        449,188           935        89,818



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                          -----------------------       -----------------------     -----------------------
                                            Shares        Value           Shares        Value         Shares        Value
                                          ----------   ----------       ----------   ----------     ----------   ----------

AUTOMOBILES - CONTINUED
Daimler Chrysler AG                          5,100     $  503,390          8,000     $  789,632         1,400    $  138,186
Ford Motor Company                          23,600      1,385,025         40,200      2,359,237         5,800       340,387
Honda Motor Company                          8,000        262,539         15,000        492,260         2,000        65,635
Schawk, Incorporated, Class A                3,200         44,400             --             --            --            --
Tower Automotive, Incorporated              14,800        369,075         23,400        583,537         4,200       104,738
Toyota Motor Corporation                    21,000        570,278         37,000      1,004,777         6,000       162,937
Volkswagen AG                                3,350        166,837          6,000        298,812         1,050        52,292
                                                       ----------                    ----------                  ----------
                                                        3,493,189                     5,977,443                     953,993

BANKING                                                     6.61%                         4.95%                       2.40%
Akita Bank, Ltd.                            15,000         64,087         26,000        111,084         4,000        17,090
Asahi Bank *                                 6,000         21,973         11,000         40,283         2,000         7,324
Astoria Financial Corporation               16,250        743,437         27,400      1,253,550         6,345       290,284
Banco di Roma *                            122,100        206,768        214,100        362,563        38,400        65,028
Banco Santander SA *                         2,652         52,622          7,000        138,897         1,224        24,287
Bank Of Ireland                             20,198        441,957         34,888        763,381         6,325       138,390
Bank of New York, Incorporated              78,900      3,175,725        136,300      5,486,075        18,300       736,575
Bank Of Scotland *                           2,600         31,101          4,600         55,026            --            --
Bank of Tokyo-Mitsubishi, Ltd.              33,000        341,530         60,000        620,964        11,000       113,843
Bank One Corporation *                      31,090      1,587,533         56,708      2,895,652         8,374       427,597
Bank United Corporation                      2,100         82,425             --             --            --            --
BankAmerica Corporation *                   29,107      1,750,058         46,834      2,815,894         7,417       445,947
Banque Nationale de Paris                    3,000        246,933          5,500        452,710         1,000        82,311
Barclays                                     5,000        108,407          7,500        162,610         2,500        54,203
Bayer Hypo Vereins                           3,000        234,909          5,449        426,674           974        76,267
BHF-Bank AG                                  6,300        253,270         11,350        456,288         2,400        96,484
Charter One Financial, Incorporated         21,840        606,060         60,138      1,668,830         4,861       134,893
Comerica, Incorporated                       4,800        327,300          7,650        521,634         1,950       132,966
Commercial Federal Corporation              11,925        276,511         21,825        506,067         4,725       109,561
Credit Suisse Group                            710        111,123          1,355        212,073           225        35,215
Fleet Financial Group, Incorporated          7,796        348,384         14,690        656,459         2,718       121,461
Fuji Bank                                    8,000         29,438         14,000         51,517         4,000        14,719
Hang Seng Bank, Ltd. *                       4,000         35,753          7,000         62,568         2,000        17,876
HSBC Holdings - GBP *                        4,300        108,947          7,800        197,624         1,400        35,471
HSBC Holdings - HKD                          1,200         29,893          2,000         49,822            --            --
Lloyds TSB Group PLC                        43,639        621,343         78,823      1,122,301        12,792       182,136
Mitsubishi Trust & Banking                  14,000         90,031         29,000        186,493         4,000        25,723
National Australia Bank, Ltd.                8,008        120,716         13,018        196,239         2,702        40,731
National City Corporation                    9,200        667,000         15,300      1,109,250         1,200        87,000
National Westminster                         9,500        183,876         17,100        330,977         3,000        58,066
North Fork Bancorporation,
  Incorporated                              17,271        413,425         20,538        491,628         4,834       115,714
Overseas Chinese Bank *                      6,000         40,703         11,000         74,621            --            --
Providian Financial Corporation              5,900        442,500         10,750        806,250         2,100       157,500
Royal Bank Scot Group                       15,800        258,302         28,500        465,925         5,000        81,741
Societe Generale                             2,092        338,626          4,027        651,840           713       115,411
Sumitomo Bank, Ltd. *                        6,000         61,566         11,000        112,870         2,000        20,522


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 AGGRESSIVE                     MODERATE                     CONSERVATIVE
                                          ------------------------       ------------------------      ------------------------
                                            Shares         Value           Shares        Value          Shares          Value
                                          ----------    ----------       ----------    ----------      ---------     ----------

BANKING - CONTINUED
Svenska Handelbanken,
    Series A*                                6,700     $   282,025          11,900     $   500,911          2,200    $   92,605
The 77th Bank, Ltd.                          4,000          39,982           6,000          59,973             --            --
The Industrial Bank of Japan, Ltd.           5,000          23,043           8,000          36,869          1,000         4,609
The Joyo Bank, Ltd.                          6,000          23,459          11,000          43,008          2,000         7,820
U.S. Bancorp                                41,200       1,462,600          64,800       2,300,400          8,700       308,850
UBS AG *                                     2,075         637,439           3,740       1,148,926            650       199,680
United Overseas Bank *                      14,800          95,021          27,600         177,202          6,200        39,806
Washington Federal, Incorporated            17,380         463,829          19,910         531,348             --            --
Washington Mutual, Incorporated             40,650       1,552,322          68,300       2,608,206         10,500       400,969
Westpac Banking Corporation, Ltd.            6,607          44,211          11,912          79,710          2,102        14,066
Zions BanCorporation                            --              --           2,000         124,750             --            --
                                                       -----------                     -----------                   ----------
                                                        19,078,163                      33,127,942                    5,130,741

BROADCASTING                                                 0.82%                           0.60%                        0.27%
Arn Mondadori Edit                           5,900          77,967          10,600         140,077          1,800        23,787
CBS Corporation                             29,607         969,629          43,634       1,429,013          8,098       265,210
Clear Channel Communications                 1,552          84,584           6,298         343,241            536        29,212
Medialink Worldwide, Incorporated*           6,600         112,200          11,300         192,100             --            --
MediaOne Group, Incorporated                14,100         662,700          27,200       1,278,400          2,500       117,500
News Corporation                               122             806             139             918              7            46
Publishing & Broadcasting, Ltd. *            9,600          41,944          17,400          76,023          3,000        13,107
Tele Communications,
    Incorporated                                --              --           4,400         243,375             --            --
Viacom, Incorporated, Class B *              3,000         222,000              --              --          1,000        74,000
Wolters Kluwer NV                              850         181,791           1,500         320,807            250        53,468
                                                       -----------                     -----------                   ----------
                                                         2,353,621                       4,023,954                      576,330

BUILDING MATERIALS & CONSTRUCTION                            0.18%                           0.13%                        0.07%
Fluor Corporation                            4,700         200,044          15,300         651,206          1,600        68,100
Harsco Corporation                          10,400         316,550           7,800         237,413          2,400        73,050
                                                       -----------                     -----------                   ----------
                                                           516,594                         888,619                      141,150

BUSINESS SERVICES                                            3.20%                           2.76%                        1.09%
ADVO, Incorporated                           4,400         116,050           5,000         131,875          2,200        58,025
Automatic Data Processing,
    Incorporated                             2,500         200,469           4,300         344,806            700        56,131
Baa PLC *                                    8,900         104,541          16,100         189,113          2,800        32,889
Barra, Incorporated                          4,200          99,225           9,450         223,256          1,950        46,069
Cap Gemini SA                                3,211         515,161           5,666         909,033          1,022       163,966
Ecolab, Incorporated *                       8,500         307,594          10,000         361,875             --            --
FactSet Research Systems,
    Incorporated                             2,200         135,850           4,000         247,000            900        55,575
First Data Corporation                      14,100         446,794           6,700         212,306          1,500        47,531
Fiserv, Incorporated *                       1,202          61,828           1,948         100,200            318        16,357
IMS Health, Incorporated                    10,100         761,919             364          27,459          2,164       163,247
ISS International                            3,825         248,818           6,925         450,474          1,200        78,061
Konami Company                               2,600          75,206           4,600         133,056          1,200        34,710


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                          -----------------------       -----------------------     -----------------------
                                            Shares        Value           Shares        Value         Shares        Value
                                          ----------   ----------       ----------   ----------     ----------   ----------

BUSINESS SERVICES - CONTINUED
Market Facts, Incorporated                      --             --             --             --         2,400    $   62,400
Nielsen Media Research, Incorporated *      11,800     $  212,400            121     $    2,178           721        12,978
Nokia Corporaton, ADR *                     10,000      1,204,375         16,400      1,975,175         2,200       264,963
Ogden Corporation                           36,900        924,806         66,700      1,671,669        11,700       293,231
OmniCom Group, Incorporated                 30,300      1,757,400         50,600      2,934,800         6,300       365,400
SABRE Group Holdings, Incorporated,
    Class A*                                12,500        556,250         24,200      1,076,900         2,800       124,600
Secom Company, Ltd.                          1,000         82,795          2,000        165,590         1,000        82,795
SunGard Data Systems, Incorporated *         1,400         55,562          2,500         99,219           400        15,875
Tyco International, Ltd.                    17,200      1,297,525         30,000      2,263,125         4,300       324,381
Vivendi                                        300         77,803            630        163,388           110        28,528
                                                       ----------                    ----------                  ----------
                                                        9,242,371                    13,682,497                   2,327,712

CHEMICALS                                                   1.35%                         0.89%                       0.44%
Akzo Nobel NV, ADS                           4,500        204,796          7,100        323,122           800        36,408
BASF AG                                      3,500        133,565          6,250        238,510         1,100        41,978
Cytec Industries, Incorporated *            16,700        354,875         28,500        605,625         4,100        87,125
E.I. Du Pont De Nemours & Company           24,500      1,300,031         25,900      1,374,319         3,700       196,331
Ferro Corporation                           37,800        982,800         59,000      1,534,000         9,200       239,200
Hoechst AG                                   2,000         82,923          4,300        178,285           750        31,096
Kaneka Corp                                  7,000         52,446         13,000         97,399         2,000        14,985
Kuraray Company                                 --             --          5,000         55,153            --            --
Macdermid, Incorporated                         --             --          4,700        183,887         1,600        62,600
Olin Corporation                                --             --          1,200         33,975            --            --
Om Group, Incorporated                          --             --            550         20,075            --            --
Praxair, Incorporated                        2,600         91,650          4,100        144,525           700        24,675
Rhone Poulenc SA                             2,750        141,459          5,450        280,347         1,000        51,440
Solutia, Incorporated                        5,360        119,930          5,560        124,405         1,880        42,065
Teijin                                      24,000         88,315         44,000        161,911         8,000        29,438
W. R. Grace & Company                          800         12,550          1,800         28,238            --            --
Wesfarmers, Ltd.                             5,483         44,687         10,006         81,549         3,150        25,673
Witco Corporation                           17,800        283,688         33,100        527,531         3,500        55,781
                                                       ----------                    ----------                  ----------
                                                        3,893,715                     5,992,856                     938,795

COMPUTERS & BUSINESS EQUIPMENT                              3.79%                         5.57%                       1.29%
America Online, Incorporated *               2,100        336,000          9,500      1,520,000           600        96,000
Cisco Systems, Incorporated *               20,025      1,858,570         30,525      2,833,102         4,575       424,617
Citrix Systems, Incorporated                 1,600        155,300             --             --            --            --
Compaq Computer Corporation                  6,500        272,594         31,700      1,329,419         3,700       155,169
Dell Computer Corporation *                 18,000      1,317,375         32,100      2,349,319         5,300       387,894
DST Systems Incorporated, Delaware *        11,000        627,687         11,000        627,687         1,200        68,475
EMC Corporation Mass *                      22,000      1,870,000         28,300      2,405,500         4,400       374,000
Equant NV                                      700         48,691          1,950        135,639           700        48,691
Fujitsu, Ltd.                               12,000        159,752         22,000        292,879         4,000        53,251
HBO & Company                                5,100        146,306         10,200        292,612         1,200        34,425
International Business Machines
    Corporation                              5,300        979,175          8,700      1,607,325         1,000       184,750
Pitney Bowes, Incorporated                  23,200      1,532,650         36,400      2,404,675         7,400       488,862


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                          -----------------------       -----------------------     -----------------------
                                            Shares        Value           Shares        Value         Shares        Value
                                          ----------   ----------       ----------   ----------     ----------   ----------

COMPUTERS & BUSINESS EQUIPMENT -
CONTINUED
Quantum Corporation                         12,900    $   274,125          5,400    $   114,750            --            --
Sage Group PLC *                             7,000        184,914         14,500        383,037         2,500   $    66,041
Sun Microsystems, Incorporated                 900         77,063          3,400        291,125           500        42,812
Sundstrand Corporation                       1,900         98,563          3,900        202,312         1,200        62,250
Tech Data Corporation                           --             --             --             --           500        20,125
Xerox Corporation                            8,400        991,200         14,100      1,663,800         2,100       247,800
                                                       ----------                    ----------                  ----------
                                                       10,929,965                    18,453,181                   2,755,162

CONGLOMERATES                                               0.18%                         0.13%                       0.07%
Corporation Financiera Reunida SA            9,500        138,035         17,200        249,916         3,000        43,590
Harcourt General, Incorporated               1,000         53,188          1,700         90,419            --            --
Hutchison Whampoa, Ltd.                     24,000        169,601         44,000        310,935         8,000        56,534
Ratin A/S                                      300         63,636            550        116,666           100        21,212
Smith Howard                                12,700         84,018         15,700        103,865         4,000        26,462
                                                       ----------                    ----------                  ----------
                                                          508,478                       871,801                     147,798

CONSTRUCTION MATERIALS                                      0.53%                         0.45%                       0.17%
Dyckerhoff AG                                  450        124,745            850        235,629           150        41,582
Lafarge Corporation                          1,100         44,550             --             --            --            --
Masco Corporation                           20,200        580,750         43,000      1,236,250         7,000       201,250
Owens-Corning                               11,600        411,075         24,000        850,500         3,000       106,312
Rmc Group PLC *                              4,900         67,000          8,800        120,326         1,500        20,510
Sherwin Williams Company                    10,300        302,562         16,300        478,813            --            --
Vulcan Materials Company                        --             --            800        105,250            --            --
                                                       ----------                    ----------                  ----------
                                                        1,530,682                     3,026,768                     369,654

CONSTRUCTION & MINING EQUIPMENT                             0.04%                         0.03%                       0.01%
Foster Wheeler Corporation                     600          7,913          1,000         13,188            --            --
Toda Corporation                            17,000         82,256         30,000        145,157         5,000        24,193
Varitronix International *                   8,000         14,972         13,000         24,330         3,000         5,615
                                                       ----------                    ----------                  ----------
                                                          105,141                       182,675                      29,808

CONTAINERS & GLASS                                          0.06%                         0.06%                       0.01%
Owens-Illinois, Incorporated                   900         27,562             --             --            --            --
Silgan Holdings, Incorporated *              5,200        144,544         13,300        369,698           900        25,017
                                                       ----------                    ----------                  ----------
                                                          172,106                       369,698                      25,017

COSMETICS & TOILETRIES                                      0.07%                         0.05%                       0.02%
Avon Products, Incorporated                  4,400        194,700          7,800        345,150         1,000        44,250
                                                       ----------                    ----------                  ----------

CRUDE PETROLEUM & NATURAL GAS                               0.57%                         0.37%                       0.15%
Anadarko Petroleum Corporation              10,800        333,450          9,900        305,663         1,400        43,225
Burlington Resources, Incorporated           5,500        196,969          6,300        225,619         1,200        42,975
Elf Aquitaine SA                             3,200        369,737          6,000        693,257           900       103,989
ENI SPA                                     45,800        299,156         82,600        539,526        14,400        94,058
Monument Oil & Gas                         136,500         79,374        246,375        143,265        41,875        24,350
Occidental Petroleum Corporation                --             --          7,000        118,125         1,300        21,937


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                          -----------------------       -----------------------     -----------------------
                                            Shares        Value           Shares        Value         Shares        Value
                                          ----------   ----------       ----------   ----------     ----------   ----------

CRUDE PETROLEUM & NATURAL GAS -
CONTINUED
Santa Fe Energy Resources,
  Incorporated                                  --             --         14,400     $  106,200            --            --
Vastar Resources, Incorporated               8,600     $  371,412          8,300        358,456            --            --
                                                       ----------                    ----------                  ----------
                                                        1,650,098                     2,490,111                  $  330,534

DOMESTIC OIL                                                0.75%                         0.41%                       0.21%
Amerada Hess Corporation                     4,000        199,000          5,900        293,525         1,100        54,725
Kerr-McGee Corporation                       1,400         53,550             --             --           600        22,950
USX-Marathon Group                          63,800      1,921,975         82,000      2,470,250        12,600       379,575
                                                       ----------                    ----------                  ----------
                                                        2,174,525                     2,763,775                     457,250

DRUGS & HEALTH CARE                                         7.56%                         5.56%                       2.34%
Alkermes, Incorporated *                     8,900        197,469         19,200        426,000         2,100        46,594
American Home Products Corporation           4,500        253,406             --             --            --            --
Amgen, Incorporated *                        2,900        303,231         21,600      2,258,550         1,400       146,387
Anesta Corporation *                        16,300        433,988         20,000        532,500         3,800       101,175
Arterial Vascular Engineering,
    Incorporated*                            6,400        336,000          7,100        372,750         1,000        52,500
AxyS Pharmaceuticals, Incorporated          18,900        111,038             --             --            --            --
Banyu Pharmaceuticals                        5,000         92,879          8,000        148,607         1,000        18,576
Baxter International, Incorporated           3,700        237,956          7,100        456,619           600        38,587
Biogen, Incorporated *                       3,200        265,600             --             --           400        33,200
Columbia/HCA Healthcare Corporation*         8,700        215,325         15,150        374,962         2,150        53,212
CV Therapeutics, Incorporated *                 --             --            300          1,425            --            --
Cytyc Corporation *                             --             --          8,700        224,025            --            --
Eli Lilly & Company                         25,200      2,239,650         43,100      3,830,512         6,900       613,237
Geltex Pharmaceuticals, Incorporated         2,600         58,825             --             --         1,100        24,887
Genentech, Incorporated                     30,600      2,438,438         56,900      4,534,219         7,200       573,750
Genzyme Corporation *                           --             --          2,216        100,202            --            --
Glaxo Wellcome PLC                          20,469        704,631         37,051      1,275,456         6,730       231,676
Health Management Association,
    Class A                                 20,080        434,230         37,575        812,559         6,693       144,736
HEALTHSOUTH Corporation                     34,800        537,225         53,100        819,731         4,800        74,100
Hoya Corporation                             2,000         97,302          3,000        145,953            --            --
Johnson & Johnson                           10,200        855,525         19,200      1,610,400         2,400       201,300
Lincare Holdings, Incorporated *            12,900        523,256         28,500      1,156,031         3,600       146,025
McKesson Corporation *                         600         47,438             --             --            --            --
Medimmune, Incorporated                         --             --          1,200        119,325            --            --
Medtronic, Incorporated                      7,300        542,025         19,500      1,447,875         3,100       230,175
Merck & Company, Incorporated               22,600      3,337,737         33,800      4,991,837         3,600       531,675
Novartis AG                                    298        585,717            533      1,047,609            92       180,826
Renal Care Group, Incorporated *             2,000         57,625          3,300         95,081            --            --
Roche Holdings AG *                             24        292,815             42        512,426             8        97,605
Sankyo Company                               2,000         43,697          5,000        109,244         1,000        21,849
Sanofi Company SA                            2,250        370,238          4,100        674,656           700       115,185
Schering AG                                  1,000        125,555          1,800        225,999           300        37,667
Schering-Plough Corporation                 32,400      1,790,100         54,200      2,994,550         7,600       419,900


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                          ------------------------       ------------------------     ------------------------
                                            Shares         Value           Shares        Value          Shares         Value
                                          ----------    ----------       ----------    ----------     -----------   ----------

DRUGS & HEALTH CARE - CONTINUED
SmithKline Beecham PLC                       35,734    $   495,247          64,695    $   896,626         11,273   $   156,236
Sofamor/Danek Group, Incorporated *           4,700        572,225              --             --             --            --
St. Jude Medical, Incorporated *              1,150         31,841           1,900         52,606             --            --
Takeda Chemical Industries, Ltd.              9,000        346,307          16,000        615,657          3,000       115,436
Tenet Healthcare Corporation *                4,200        110,250           7,100        186,375          1,100        28,875
Thermedics, Incorporated                      5,900         63,794           9,600        103,800          2,200        23,787
Total Renal Care Holdings,
    Incorporated*                             1,177         34,795           1,960         57,943             --            --
United Healthcare Corporation                 2,700        116,269           4,600        198,088            700        30,144
Universal Health Services,
    Incorporated, Class B                     4,900        254,188          10,600        549,875          1,200        62,250
ViroPharma, Incorporated                      2,800         26,075          11,900        110,819          1,500        13,969
Warner-Lambert Company                       23,500      1,766,906          29,600      2,225,550          3,900       293,231
Wellpoint Health Networks,
    Incorporated*                             4,600        400,200          10,000        870,000          1,500       130,500
Yamanouchi Pharmaceutical Company,
    Ltd                                       2,000         64,396           3,000         96,594             --            --
                                                       -----------                    -----------                  -----------
                                                        21,811,414                     37,263,036                    4,989,252

ELECTRICAL EQUIPMENT                                         1.86%                          1.50%                        0.65%
Alcatel Alsthom Cie Generale D'Electric       2,227        272,450           3,779        462,321            704        86,127
AVX Corporation *                             9,100        154,131          13,600        230,350             --            --
Baldor Electric Company                      28,666        580,486          48,800        988,200             --            --
Emerson Electric Company                      8,500        514,250          13,700        828,850          1,500        90,750
FLIR Systems, Incorporated                    4,500        104,625          16,200        376,650          3,800        88,350
Furukawa Electric Company, Ltd. *            19,000         64,706          17,000         57,895          6,000        20,433
General Electric Company                     26,600      2,714,862          52,400      5,348,075          8,200       836,913
Hitachi, Ltd. *                               9,000         55,728          16,000         99,071          3,000        18,576
IFR Systems, Incorporated                    13,000         60,125          21,950        101,519             --            --
Johnson Controls, Incorporated                1,200         70,800           2,000        118,000            300        17,700
Johnson Electric Holdings *                  20,000         51,371          36,000         92,467          6,000        15,411
Matsushita Electric Works Company *           5,000         51,084           9,000         91,950          2,000        20,433
Mitsubishi Electric Corporation              80,000        251,216         144,000        452,189         19,000        59,664
NEC Corporation                              11,000        101,194          14,000        128,793          2,000        18,399
NGK Insulators, Ltd.                          5,000         64,441           8,000        103,105          2,000        25,776
Omron Corp                                    3,000         41,079           5,000         68,465          1,000        13,693
Raychem Corporation                           1,300         42,006           1,900         61,394            300         9,694
Rentokil Initial                             23,200        175,378          42,100        318,251          7,300        55,184
Sanmina Corporation                              --             --           2,600        162,500             --            --
                                                       -----------                    -----------                  -----------
                                                         5,369,932                     10,090,045                    1,377,103

ELECTRIC UTILITIES                                           1.68%                          1.25%                        0.63%
AES Corporation *                                --             --              --             --             --            --
Avista                                           --             --           6,700        128,975            800        15,400
DPL, Incorporated                            10,500        227,063           8,850        191,381          1,200        25,950
DQE, Incorporated                                --             --           2,600        114,238            500        21,969
Duke Energy Company                          12,400        794,375          20,100      1,287,656          2,300       147,344
Electrabel                                      650        283,917           1,250        545,994            230       100,463


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                          -----------------------       -----------------------     -----------------------
                                            Shares        Value           Shares        Value         Shares        Value
                                          ----------   ----------       ----------   ----------     ----------   ----------

ELECTRIC UTILITIES - CONTINUED
Electric De Portugal                         7,900     $  174,012         14,650     $  322,694         2,550    $   56,168
Endesa SA                                    6,750        178,581         12,000        317,478         2,100        55,559
Energy East Corporation                      1,000         56,500          1,600         90,400            --            --
Entergy Corporation                         16,200        504,225         19,000        591,375         7,500       233,437
Hokuriku Electric Power                      3,000         50,818          5,000         84,697         1,000        16,939
Hong Kong & China Gas Company, Ltd.         48,400         61,534         86,900        110,481        11,000        13,985
Iberdrola SA                                 8,400        156,924         15,150        283,023         2,650        49,506
Illinova Corporation *                       5,300        132,500         23,200        580,000         3,900        97,500
IPALCO Enterprises                           5,000        277,188         15,300        848,194         1,500        83,156
Kansai Electric Power Company *              2,800         61,300          5,000        109,465           900        19,704
Kyushu Electric Power                        3,000         57,054          5,000         95,091         1,000        19,018
National Grid Group                         31,090        247,935         56,135        447,662         9,745        77,714
PG&E Corporation *                          24,300        765,450         35,600      1,121,400         4,000       126,000
Scot & Southern                              7,000         78,908         12,000        135,272         2,200        24,800
Tenaga Nasional                             11,000         18,816         26,000         44,474         3,500         5,987
Tohoku Electric Power                        3,000         53,074          5,500         97,302         1,000        17,691
Tokyo Electric Power Company *               5,000        123,397         10,000        246,793         2,000        49,359
VEBA AG                                      2,750        164,512          5,550        332,014           800        47,858
Yorkshire Water PLC *                       16,112        147,227         29,142        266,292         5,090        46,511
                                                       ----------                    ----------                  ----------
                                                        4,615,310                     8,392,351                   1,352,018

ELECTRONICS                                                 3.74%                         2.74%                       1.29%
Advantest *                                  1,000         63,335          2,000        126,670         1,000        63,335
AMP, Incorporated                            2,093        108,967          4,797        249,744           698        36,340
Applied Materials, Incorporated              3,600        153,675          2,900        123,794           800        34,150
Boston Scientific Corporation *              5,200        139,425         10,400        278,850         3,200        85,800
Breed Technologies, Incorporated *          25,700        210,419         26,500        216,969         1,900        15,556
Brightpoint, Incorporated *                  7,400        101,750         10,500        144,375         2,600        35,750
Cellstar Corporation                            --             --         11,900         81,069            --            --
Electronic Data Systems Corporation          5,300        266,325         11,600        582,900         1,700        85,425
Electronics For Imaging, Incorporated*       6,900        277,294         13,200        530,475           900        36,169
Honeywell, Incorporated                      2,700        203,344          4,800        361,500            --            --
Intel Corporation                           39,000      4,623,937         65,800      7,801,412         9,300     1,102,631
Linear Technology Corporation                3,900        349,294          7,800        698,587         1,500       134,344
Lucent Technologies, Incorporated            5,462        600,820          9,584      1,054,240           848        93,280
Maxim Integrated Products,
    Incorporated*                               --             --          8,400        366,975         1,200        52,425
Maxwell Technologies, Incorporated *            --             --          6,100        245,525           800        32,200
Micron Technology, Incorporated *            9,300        470,231         10,500        530,906         2,100       106,181
Motorola, Incorporated                       3,800        232,037          6,700        409,119         1,800       109,912
Nokia AB OY, Series A                        6,300        766,033         11,400      1,386,154         2,000       243,185
Raytheon Company, Class B                    1,500         79,875          1,300         69,225            --            --
REMEC, Incorporated                          2,800         50,400          9,400        169,200            --            --
Sampo Corporation                              750         28,461          1,350         51,231           450        17,077
Singapore Technologies Engineering,
    Ltd.*                                   23,000         21,454         42,000         39,176            --            --
Teleglobe Incorporated                       1,681         60,516             --             --           442        15,912
Texas Instruments, Incorporated             17,900      1,531,569         24,300      2,079,169         4,100       350,806


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   AGGRESSIVE                     MODERATE                  CONSERVATIVE
                                            -----------------------       ------------------------     -----------------------
                                              Shares        Value           Shares         Value         Shares       Value
                                            ----------   ----------       ----------   -----------     ----------  -----------

ELECTRONICS - CONTINUED
Thermoquest Corporation                        7,800    $   100,912          5,700     $    73,744           --             --
Tokyo Electron, Ltd.                           2,000         75,896          6,000         227,687        1,000    $    37,948
Viag AG                                          150         87,933            250         146,556           50         29,311
Vitesse Semiconductor Corporation *            3,900        177,937          4,100         187,062        1,000         45,625
Xilinx, Incorporated                              --             --            900          58,612           --             --
                                                        -----------                    -----------                 -----------
                                                         10,781,839                     18,290,926                   2,763,362

FINANCIAL SERVICES                                            3.80%                          2.60%                       1.14%
A.G. Edwards, Incorporated *                   2,800        104,300          6,800         253,300          600         22,350
Acom Company                                   1,700        109,173          3,000         192,658          400         25,688
American Express Company                       9,200        940,700         14,000       1,431,500        2,600        265,850
Association First Capital Corporation,
    Class A                                   18,868        799,531         23,468         994,457        2,590        109,751
Bear Stearns Companies, Incorporated           1,900         71,013             --              --           --             --
Citigroup, Incorporated                       33,497      1,658,101         61,697       3,054,001        8,047        398,326
Dain Rauscher Corporation                         --             --          8,100         238,950        1,450         42,775
Enhance Financial Services Group,
    Incorporated                              24,400        732,000             --              --           --             --
Federal Home Loan Mortgage
    Corporation                                7,200        463,950         14,000         902,125        2,900        186,869
Federal National Mortgage Association         18,500      1,369,000         33,500       2,479,000        3,500        259,000
Greenpoint Financial Corporation                  --             --          3,000         105,375           --             --
Hartford Financial Services Group,
    Incorporated                              15,200        834,100         18,600       1,020,675        2,600        142,675
Household International, Incorporated         20,886        827,608         39,732       1,574,380        6,646        263,348
Internationale Nederlanden Groep               6,003        365,861         10,896         664,072        1,918        116,895
Jafco Company, Ltd.                            1,000         27,068          3,000          81,203        1,000         27,068
Julius Baer Holdings *                            40        132,926             65         216,004           10         33,231
Lehman Brothers Holdings,
    Incorporated                               5,700        251,156         13,400         590,438           --             --
Lend Lease Corporation *                       2,900         39,096          5,200          70,102          900         12,133
Morgan Stanley Dean Witter &
    Company                                    1,980        140,580             --              --           --             --
Nomura Securities Company, Ltd.               13,000        113,268         23,000         200,398        4,000         34,852
Orix Corporation                               2,000        149,314          3,000         223,972           --             --
Peoples Heritage Financial Group              12,800        256,000         24,400         488,000        4,800         96,000
SLM Holding Corporation                        1,000         48,000          2,450         117,600           --             --
Takefuji Corporation                           2,000        145,953          3,000         218,930        1,000         72,976
TCF Financial Corporation                      6,600        159,638         24,200         585,338           --             --
Waddell & Reed Financial,
    Incorporated                                 807         19,116            210           4,974          295          6,988
Wells Fargo & Company                         30,500      1,218,094         43,800       1,749,262        7,730        308,717
                                                        -----------                    -----------                 -----------
                                                         10,975,546                     17,456,714                   2,425,492

FOOD & BEVERAGES                                              2.66%                          1.85%                       0.92%
Archer-Daniels-Midland Company                 4,648         79,888         15,066         258,947        2,795         48,039
Asahi Breweries *                              9,000        132,552         15,000         220,920        3,000         44,184
Cadbury Schweppes                              6,000        102,675         11,000         188,237        2,000         34,225


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                               AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                        -----------------------       -----------------------     -----------------------
                                          Shares        Value           Shares        Value         Shares        Value
                                        ----------   ----------       ----------   ----------     ----------   ----------

FOOD & BEVERAGES - CONTINUED
Campbell Soup Company                      6,900     $  379,500         11,400     $  627,000         1,100    $   60,500
Dole Food, Incorporated                      800         24,000          1,500         45,000            --            --
Goodman Fielder, Ltd.                         --             --         32,900         33,265            --            --
H.J. Heinz Company                        12,700        719,137         24,400      1,381,650         2,800       158,550
Hershey Foods Corporation                  2,100        130,594          3,600        223,875            --            --
ITO EN, Ltd. *                             2,000        103,140          3,000        154,710         1,000        51,570
Kao Corporation                            6,000        135,338         11,000        248,120         2,000        45,113
Kirin Brewery Company, Ltd. *             11,000        140,115         19,000        242,017         3,000        38,213
Nestle SA *                                  268        583,330            483      1,051,299            84       182,835
PepsiCo, Incorporated                     48,300      1,977,281         74,200      3,037,562        11,700       478,969
Pioneer Hawaii Bred International,
    Incorporated*                          1,000         27,000          1,700         45,900            --            --
Quaker Oats Company                          700         41,650             --             --            --            --
Ralston Purina Company                    18,900        611,888         32,400      1,048,950         5,400       174,825
Sara Lee Corporation                      25,600        721,600         35,800      1,009,113         5,400       152,212
Scottish & Newcastle PLC *                16,900        196,544         30,500        354,710         5,300        61,638
The Coca-Cola Company                     21,500      1,437,812         30,500      2,039,688         5,800       387,875
Tyson Foods, Incorporated,
    Class A                                3,150         66,938          5,500        116,875           850        18,063
Viscofan Envoltura *                          75          2,422            125          4,037            25           807
Yakult Honsha Company                      9,000         56,126         15,000         93,543         3,000        18,709
                                                     ----------                    ----------                  ----------
                                                      7,669,530                    12,425,418                   1,956,327

FOREST PRODUCTS                                           0.42%                         0.29%                       0.16%
Amcor, Ltd. *                              8,200         35,038         14,700         62,812         2,600        11,109
Georgia-Pacific Corporation
    (Timber Group)                         7,200        171,450         13,200        314,325         2,400        57,150
Louisiana Pacific Corporation              1,500         27,469          2,600         47,613            --            --
Sealed Air Corporation *                  17,117        874,037         25,832      1,319,046         4,447       227,075
Sumitomo Forestry                         16,000        114,639         28,000        200,619         5,000        35,825
                                                     ----------                    ----------                  ----------
                                                      1,222,633                     1,944,415                     331,159

GAS & PIPELINE UTILITIES                                   0.62%                        0.76%                       0.27%
Atmos Energy Corporation                      --             --         19,000        612,750            --            --
Coastal Corporation                       24,800        866,450         53,100      1,855,181         7,400       258,537
Enron Corporation                          9,400        536,387         34,300      1,957,244         3,400       194,012
Ocean Energy, Incorporated                 1,402          8,850          2,378         15,011           408         2,576
Osaka Gas Company                         20,000         68,819         35,000        120,434         6,000        20,646
Piedmont Natural Gas, Incorporated         7,900        285,388         14,200        512,975         2,900       104,763
UGI Corporation                              500         11,875            800         19,000            --            --
                                                     ----------                    ----------                  ----------
                                                      1,777,769                     5,092,595                     580,534

GOLD                                                      0.00%                         0.00%                       0.00%
Homestake Mining Company *                    --             --          2,738         25,155            --            --
                                                     ----------                    ----------                  ----------

HOMEBUILDERS                                              0.37%                         0.27%                       0.14%
Barratt Developments                       8,600         33,006         15,500         59,487         2,700        10,362
Beazer Group                              46,700        118,709         84,400        214,540        14,700        37,367


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                 AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                          -----------------------       -----------------------     -----------------------
                                            Shares        Value           Shares        Value         Shares        Value
                                          ----------   ----------       ----------   ----------     ----------   ----------

HOMEBUILDERS - CONTINUED
Daiwa House Industry Company, Ltd.           14,000    $  148,978         25,000     $  266,033         3,000    $   31,924
Eiffage                                       1,210        95,895          2,200        174,355           330        26,153
Elcor Chemical Corporation *                 12,500       403,906         18,700        604,244         2,700        87,244
George Wimpey PLC                            52,000        94,385         98,000        177,878        18,000        32,672
Societe Generale d'Enterprises SA             3,750       175,729          6,800        318,655         1,500        70,291
                                                       ----------                    ----------                  ----------
                                                        1,070,608                     1,815,192                     296,013

HOTELS & RESTAURANTS                                        1.20%                         0.89%                       0.30%
McDonalds Corporation                        43,200     3,310,200         73,500      5,631,938         7,500       574,688
Mirage Resorts, Incorporated                  2,800        41,825          5,100         76,181           800        11,950
Promus Hotel Corporation                         --            --          1,433         46,393           323        10,457
Yoshinoya D&C Company, Ltd.                      10       108,801             18        195,843             3        32,640
                                                       ----------                    ----------                  ----------
                                                        3,460,826                     5,950,355                     629,735

HOUSEHOLD APPLIANCES                                        0.19%                         0.15%                       0.08%
Fedders USA, Incorporated                        --            --          1,100          6,394            --            --
Matsushita Electric Industrial Company,
    Ltd                                      11,000       194,507         21,000        371,331         3,000        53,047
Sharp Corporation                            21,000       189,288         34,000        306,466         7,000        63,096
Sony Corporation                              2,300       167,439          4,500        327,599           700        50,960
                                                       ----------                    ----------                  ----------
                                                          551,234                     1,011,790                     167,103

HOUSEHOLD PRODUCTS                                          0.49%                         0.42%                       0.36%
Black & Decker Corporation                      700        39,244         14,200        796,087         3,000       168,187
Gillette Company                              6,600       318,862          6,400        309,200         2,800       135,275
Procter & Gamble Company *                    1,000        91,312             --             --         1,400       127,838
Uni Charm Corporation                         1,000        46,882          2,000         93,764         1,000        46,882
Unilever NV                                   7,150       610,835         12,850      1,097,794         2,200       187,949
Unilever PLC                                 27,100       304,813         49,000        551,138         8,500        95,606
                                                       ----------                    ----------                  ----------
                                                        1,411,948                     2,847,983                     761,737

INDUSTRIAL MACHINERY                                        0.62%                         0.61%                       0.29%
AES Corporation *                                --            --          2,300        108,963            --            --
American Standard Companies,
    Incorporated*                                --            --             --             --           500        18,000
Finmeccanica Spa                            260,000       266,219        535,300        548,104        81,400        83,347
Ingersoll-Rand Company                        8,400       394,275         18,100        849,569         1,650        77,447
Mannesmann AG                                 7,150       819,423         12,900      1,478,399         2,250       257,860
Minebea Company                               9,000       103,016         17,000        194,586         3,000        34,339
PRI Automation, Incorporated *                   --            --         14,700        382,200         2,000        52,000
SPX Corporation                                  --            --          2,500        167,500           400        26,800
Thermo Electron Corporation                   3,825        64,786          6,075        102,895         1,950        33,028
THK Company, Ltd.                            11,900       133,684         21,700        243,777         3,400        38,196
TSI, Incorporated                                --            --            300          2,625            --            --
                                                       ----------                    ----------                  ----------
                                                        1,781,403                     4,078,618                     621,017

INSURANCE                                                   2.26%                         1.76%                       0.87%
Aegon NV                                      1,500       184,117          2,800        343,684           500        61,372


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                              AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                       -----------------------       -----------------------     -----------------------
                                         Shares        Value           Shares        Value         Shares        Value
                                       ----------   ----------       ----------   ----------     ----------   ----------

INSURANCE - CONTINUED
AFLAC, Incorporated                       3,400     $  149,600         17,900     $  787,600         3,600    $  158,400
Allianz AG Holding                          300        109,984            550        201,638           100        36,661
Allied Zurich PLC                        16,571        249,019         29,937        449,876         5,233        78,638
Allstate Corporation                     14,184        547,857          7,488        289,224         2,524        97,490
American Bankers Insurance Group,
    Incorporated*                        11,200        541,800          8,000        387,000           600        29,025
AMP, Ltd. *                               4,900         62,079         13,000        164,701         1,700        21,538
Arm Financial,  Incorporated                 --             --         14,200        315,062            --            --
Assicurazioni Generali                    2,900        121,020          5,200        217,001           900        37,558
AXA-UAP                                     800        115,901          1,500        217,314           300        43,463
CGU PLC                                  19,022        299,915         34,355        541,666         5,966        94,064
CIGNA Corporation *                       2,100        162,356             --             --            --            --
Equifax, Incorporated                     1,000         34,188             --             --            --            --
Hartford Life, Incorporated,
    Class A                               2,500        145,625         14,500        844,625         1,600        93,200
Irish Life PLC *                         17,758        167,578         32,086        302,789         5,650        53,318
Marsh & McLennan Companies,
    Incorporated                         11,000        642,812         18,000      1,051,875         2,600       151,937
MBIA, Incorporated                           --             --          2,500        163,906           400        26,225
MedPartners, Incorporated                 2,800         14,700          4,800         25,200           700         3,675
Mercury General Corporation                 800         35,050             --             --            --            --
Mitsui Marine and Fire Insurance
    Company, Ltd.                         8,000         42,105         14,000         73,684            --            --
Munchener Ruckversicherungs-
    Gesellschaft AG                         300        145,266            550        266,321           100        48,422
National Mutual Asia                     42,000         31,442         76,000         56,895        14,000        10,481
PMI Group, Incorporated                  10,200        503,625         24,400      1,204,750         2,500       123,438
Protective Life Corporation               4,200        167,213          8,800        350,350            --            --
Prudential Corporation                   11,500        175,427         20,700        315,769         3,600        54,916
Schweizerische Ruckversicher                120        312,819            215        560,468            40       104,273
Selective Insurance Group,
    Incorporated                             --             --            700         14,087            --            --
Skandia Forsakring AB *                  30,000        457,857         53,200        811,934         9,500       144,988
SunAmerica, Incorporated *                1,400        113,575             --             --            --            --
Torchmark, Incorporated *                14,200        501,438          3,700        130,656         5,200       183,625
Transamerica Corporation                    900        103,950          1,600        184,800            --            --
Union Assurance, Ltd.                       800        106,171          1,500        199,070           300        39,814
UNUM Corporation                             --             --         15,600        910,650         1,400        81,725
Zurich Allied AG                            360        266,521            530        392,378            95        70,332
                                                    ----------                    ----------                  ----------
                                                     6,511,010                    11,774,973                   1,848,578

INTERNATIONAL OIL                                        2.15%                         1.56%                       0.81%
Amoco Corporation                        31,200      1,883,700         43,100      2,602,163         7,000       422,625
Chevron Corporation                       2,200        182,463         13,100      1,086,481         2,900       240,519
Halliburton Company                      27,600        817,650         33,900      1,004,288         5,700       168,862
Texaco, Incorporated                     43,800      2,315,925         75,400      3,986,775        11,000       581,625
BP Amoco                                 23,829        354,723         41,701        620,769         7,471       111,215


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                           ------------------------     -----------------------    ------------------------
                                             Shares         Value         Shares        Value        Shares         Value
                                           ----------    ----------     ----------   ----------    ----------    ----------

INTERNATIONAL OIL - CONTINUED

The Shell Transport and Trading
  Company PLC                                105,000     $  645,456      189,600     $1,165,509        33,100    $  203,472
                                                         ----------                  ----------                  ----------
                                                          6,199,917                  10,465,985                   1,728,318

LEISURE TIME                                                  0.50%                       0.32%                       0.14%
Accor SA                                         400         86,568          700        151,494           100        21,642
Aruze Corporation                                 --             --        3,000         64,219            --            --
Berjaya Sports Toto Berhad                     9,000          9,355       17,000         17,671         3,000         3,118
Capital Radio                                 10,000         97,192       18,000        174,946         3,200        31,102
First Choice Holidays*                        25,000         51,504       40,000         82,406        10,100        20,807
King World Productions, Incorporated *        21,600        635,850       22,800        671,175         3,800       111,863
Shimano, Incorporated                          2,000         51,570        3,000         77,355            --            --
Tanjong PLC                                   35,000         41,444       63,000         74,605        11,000        13,026
The Walt Disney Company                       15,257        457,710       27,502        825,060         3,227        96,810
West Marine, Incorporated *                    2,600         25,675           --             --            --            --
                                                         ----------                  ----------                  ----------
                                                          1,456,868                   2,138,931                     298,368

LIQUOR                                                        0.39%                       0.31%                       0.13%
Anheuser-Busch Companies,
    Incorporated*                             10,200        669,375       19,400      1,273,125         2,200       144,375
Carlsberg Brewery                              6,500         15,537       11,000         26,294         4,500        10,756
Diageo                                        35,600        394,800       64,300        713,079        11,200       124,207
Fosters Brewing Group                         12,200         33,044       22,100         59,858            --            --
                                                         ----------                  ----------                  ----------
                                                          1,112,756                   2,072,356                     279,338

MINING                                                        0.67%                       0.48%                       0.22%
Crown Resources Corporation                   20,700         42,047           --             --         5,100        10,359
Getchell Gold Corporation *                   35,300        961,925       58,000      1,580,500         8,300       226,175
Mitsui Mining Company                          9,000         44,343       17,000         83,759         3,000        14,781
Stillwater Mining Company *                   21,800        893,800       37,300      1,529,300         5,400       221,400
                                                         ----------                  ----------                  ----------
                                                          1,942,115                   3,193,559                     472,715

MOBILE HOMES                                                  0.04%                       0.00%                       0.01%
Coachmen Industries, Incorporated              4,900        128,625           --             --           800        21,000
                                                         ----------                  ----------                  ----------

NON-FERROUS METALS                                            0.06%                       0.05%                       0.02%
Rio Tinto, Ltd.*                               1,700         20,163        3,100         36,767            --            --
Rio Tinto, Ltd. PLC*                          13,100        152,351       23,000        267,487         4,200        48,845
                                                         ----------                  ----------                  ----------
                                                            172,514                     304,254                      48,845

OFFICE FURNISHINGS & SUPPLIES                                 0.01%                       0.00%                       0.00%
Ikon Office Solutions,
   Incorporated *                              1,800         15,412        3,100         26,544            --            --
                                                         ----------                  ----------                  ----------

PAPER                                                         0.87%                       0.59%                       0.27%
Boise Cascade Corporation                        800         24,800        1,300         40,300            --            --
Bowater, Incorporated                          9,600        397,800       17,000        704,438         2,400        99,450


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                              -----------------------       -----------------------     -----------------------
                                                Shares        Value           Shares        Value         Shares        Value
                                              ----------   ----------       ----------   ----------     ----------   ----------

PAPER - CONTINUED
Chesapeake Corporation                          12,000     $  442,500         21,000     $  774,375         3,200    $  118,000
Fort James Corporation                           3,112        124,480          5,162        206,480           775        31,000
Kimberly-Clark Corporation                      15,200        828,400         26,300      1,433,350         3,900       212,550
Minnesota Mining & Manufacturing Company         4,400        312,950          1,000         71,125            --            --
Oji Paper Company                               12,000         62,309         21,000        109,040         4,000        20,769
UPM-Kymmene Oyj                                  9,700        270,131         17,700        492,920         3,000        83,546
Willamette Industries, Incorporated              1,500         50,250          2,800         93,800           400        13,400
                                                           ----------                    ----------                  ----------
                                                            2,513,620                     3,925,828                     578,715

PETROLEUM SERVICES                                              1.23%                         0.93%                       0.39%
Baker Hughes, Incorporated                      16,200        286,537         33,019        584,024         4,650        82,247
BG PLC ADS                                      25,500        163,956         47,100        302,836         8,100        52,080
British Borneo Oil & Gas                        20,500         33,718         37,000         60,857         6,500        10,691
Broken Hill Proprietary Company                  8,121         59,811         14,370        105,836         3,208        23,627
Elf Aquitaine                                    1,400         79,275         21,300      1,206,112           600        33,975
Fortum Oyj                                       3,200         19,455          4,100         24,926         3,200        19,455
Mobil Corporation *                              7,800        679,575          5,400        470,475           600        52,275
Noble Drilling Corporation *                     5,400         69,863             --             --         1,300        16,819
Schlumberger, Ltd. *                             4,100        189,113         15,500        714,938         2,000        92,250
Total SA, ADR *                                 30,346      1,509,713         40,628      2,021,243         6,089       302,928
Total SA, B Shares *                             3,822        386,917          6,916        700,135         1,183       119,760
Transocean Offshore, Incorporated *              1,400         37,538             --             --            --            --
Woodside Petroleum, Ltd.                         9,500         42,496         16,200         72,468         4,300        19,235
                                                           ----------                    ----------                  ----------
                                                            3,557,967                     6,263,850                     825,342

PHOTOGRAPHY                                                     0.14%                         0.11%                       0.05%
Canon, Incorporated                              6,000        128,173         11,000        234,985         2,000        42,724
Fuji Photo Film Company                          5,000        185,759          8,000        297,214         1,000        37,152
Nikon Corporation *                              4,000         38,921          7,000         68,111            --            --
Noritsu Koki Company, Ltd.                       3,000         65,015          6,000        130,031         1,000        21,672
                                                           ----------                    ----------                  ----------
                                                              417,868                       730,341                     101,548

POLLUTION CONTROL                                               0.07%                         0.00%                       0.00%
Stericycle, Incorporated                        12,300        198,337             --             --            --            --
                                                           ----------                    ----------                  ----------

PUBLISHING                                                      0.81%                         0.58%                       0.20%
Meredith Corporation                               900         34,088             --             --            --
Playboy Enterprises,
  Incorporated, Class B                         14,800        309,875         15,600        326,625            --            --
Reuters Group PLC *                             16,000        168,799         28,000        295,398         5,000        52,750
Time Warner, Incorporated                       28,200      1,750,162         50,400      3,127,950         6,000       372,375
Times Mirror Company, Series A*                  1,200         67,200          2,100        117,600            --            --
                                                           ----------                    ----------                  ----------
                                                            2,330,124                     3,867,573                     425,125

RAILROADS & EQUIPMENT                                           0.64%                         0.52%                       0.19%
Burlington Northern Santa Fe                    36,500      1,231,875         74,300      2,507,625         5,800       195,750
  Corporation *
Canadian National Railway
Company                                          4,900        254,188         12,900        669,187         1,900        98,562


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                              AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                       -----------------------       -----------------------     -----------------------
                                         Shares        Value           Shares        Value         Shares        Value
                                       ----------   ----------       ----------   ----------     ----------   ----------

RAILROADS & EQUIPMENT - CONTINUED
East Japan Railway                           20     $  111,632             28     $  156,285             3    $   16,745
Kansas City Southern Industries,
    Incorporated                          1,100         54,106          2,500        122,969            --            --
Union Pacific Corporation *               4,100        184,756             --             --         1,900        85,619
                                                    ----------                    ----------                  ----------
                                                     1,836,557                     3,456,066                     396,676

REAL ESTATE                                              0.19%                         0.16%                       0.07%
British Land Company PLC *                   --             --          8,800         65,207            --            --
Cheung Kong Holdings, Ltd.               18,000        129,524         32,000        230,265         7,000        50,370
Mitsubishi Estate Company, Ltd.           8,000         71,685         15,000        134,410         2,000        17,921
New World Development Company            16,609         41,803         28,584         71,943         6,361        16,010
Premier Parks, Incorporated *             1,800        106,650          3,700        219,225            --            --
Sun Hung Kai Properties, Ltd.            20,362        148,492         36,652        267,288         7,096        51,748
Westfield Holdings *                      9,200         46,736         16,700         84,835         2,900        14,732
                                                    ----------                    ----------                  ----------
                                                       544,890                     1,073,173                     150,781

RETAIL GROCERY                                           0.82%                         0.44%                       0.23%
Ahold Kon NV                              6,900        254,889         12,500        461,755         2,000        73,881
Albertsons, Incorporated *                5,600        356,650          8,200        522,238         2,100       133,744
Koninklijke Ahold NV                      1,000         50,035          2,000        100,069           400        20,014
Safeway, Incorporated *                  26,600      1,620,937         28,300      1,724,531         4,400       268,125
Starbucks Corporation *                   1,300         72,963          2,100        117,863            --            --
                                                    ----------                    ----------                  ----------
                                                     2,355,474                     2,926,456                     495,764

RETAIL TRADE                                             3.60%                         2.80%                       1.15%
Boots Company                            14,300        244,471         25,800        441,073         4,500        76,931
Colruyt  SA                                 100         83,309            150        124,964            --            --
Consolidated Stores Corporation           1,512         30,524          2,631         53,113           456         9,206
CVS Corporation                          13,800        759,000         23,100      1,270,500         3,100       170,500
Dayton Hudson Corporation                10,800        585,900         24,000      1,302,000         1,800        97,650
Delhaize-Le Lion SA                         450         39,572            900         79,144            --            --
Federated Department Stores,
  Incorporated*                           2,400        104,550          5,100        222,169           600        26,138
Fred Meyer, Incorporated *                2,000        120,500         17,400      1,048,350            --            --
Galeries Lafayette                          100        107,315            100        107,315            --            --
GAP, Incorporated                         7,500        421,875         13,950        784,688           600        33,750
Harvey Norman Holdings, Ltd.              6,700         50,499         12,200         91,954         2,100        15,828
Home Depot, Incorporated                 28,200      1,725,488         48,000      2,937,000         6,600       403,837
Ito-Yokado Company, Ltd.                  4,000        279,522          8,000        559,045         1,000        69,881
Kingfisher                               28,378        307,401         51,382        556,589         8,898        96,386
Lowe's Companies, Incorporated           18,000        921,375         31,600      1,617,525         5,000       255,937
Marui Company, Ltd. *                     3,000         57,718          5,000         96,196         1,000        19,239
Metro AG                                  1,440        114,917          2,400        191,528           420        33,517
Mitsubishi Corporation                   11,000         63,246         20,000        114,993         3,000        17,249
Mitsui & Company, Ltd. *                  9,000         50,234         15,000         83,724         3,000        16,745
Moebel Walther AG                         2,000         72,003          3,300        118,805           600        21,601
New Look Group                           23,000         60,376         42,700        112,088         7,000        18,375
Pep Boys-(Manny, Moe & Jack)                 --             --             --             --         2,600        40,788


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                   AGGRESSIVE                     MODERATE                  CONSERVATIVE
                                            ------------------------      -----------------------     --------------------------
                                              Shares        Value           Shares        Value          Shares         Value
                                            ----------   -----------      ----------   ----------     -----------   ------------

RETAIL TRADE
Saks, Incorporated                            10,452     $   329,891        17,480     $   551,713            980    $    30,931
The Limited, Incorporated                         --              --            --              --            400         11,650
TJX Companies, Incorporated                   19,600         568,400        22,800         661,200          4,800        139,200
Wal-Mart Stores, Incorporated                 35,900       2,923,606        61,100       4,975,831          8,800        716,650
Walgreen Company *                             5,300         310,381         9,600         562,200          2,000        117,125
Woolworths, Ltd.                              19,116          65,082        24,330          82,834          6,005         20,445
                                                         -----------                   -----------                   -----------
                                                          10,397,155                    18,746,541                     2,459,559

SANITARY SERVICES                                              0.29%                         0.35%                         0.16%
Allied Waste Industries,
Incorporated*                                  7,000         165,375        19,900         470,137          2,400         56,700
Republic Industries, Incorporated*             2,700          39,825        10,800         159,300          1,000         14,750
Waste Industries, Incorporated *               4,500          77,625        14,400         248,400          2,000         34,500
Waste Management, Incorporated                11,990         559,034        30,870       1,439,314          5,175        241,284
                                                         -----------                   -----------                   -----------
                                                             841,859                     2,317,151                       347,234

SHIPBUILDING                                                   0.16%                         0.12%                         0.04%
Avondale Industries,
 Incorporated *                               15,700         455,300        28,700         832,300          3,100         89,900
                                                         -----------                   -----------                   -----------

SOFTWARE                                                       3.33%                         2.37%                         1.08%
BMC Software, Incorporated                        --              --         3,600         160,425             --             --
Concentric Network Corporation                   160          90,895           128         109,760             --             --
Keane, Incorporated                               --              --            --              --            600         23,963
Micro Focus Group, Incorporated, PLC,
    ADR                                        1,500          14,156            --              --             --             --
Microsoft Corporation *                       56,700       7,863,581        93,100      12,911,806         13,400      1,858,412
Oracle Corporation                            15,000         646,875        25,350       1,093,219          3,687        159,002
PeopleSoft, Incorporated                       3,200          60,600         5,300         100,369            800         15,150
Rythms Netconnections,
  Incorporated*                                1,140           8,550         2,400          18,000             --             --
SAP AG                                         1,250         540,022         2,200         950,438            400        172,807
Solectron Corporation *                        4,300         399,631         6,000         557,625            800         74,350
                                                         -----------                   -----------                   -----------
                                                           9,624,310                    15,901,642                     2,303,684

STEEL                                                          0.04%                         0.03%                         0.02%
Nippon Steel Corporation                      38,000          68,908        70,000         126,935         12,000         21,760
Sumitomo Metal Industry                       37,000          42,220        76,000          86,723         12,000         13,693
                                                         -----------                   -----------                   -----------
                                                             111,128                       213,658                        35,453

TELECOMMUNICATIONS SERVICES                                    3.12%                         2.14%                         1.11%
ADC Telecommunications,  Incorporated          1,900          66,025         3,500         121,625            400         13,900
Ascend Communications,
  Incorporated *                               3,100         203,825         4,900         322,175          1,300         85,475
Benedek Communications Corporation               100          83,250           398         331,335             --             --
Comsat Corporation                            39,100       1,407,600        51,500       1,854,000          7,500        270,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                     AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                              ------------------------       ------------------------     -----------------------
                                                Shares         Value           Shares        Value          Shares        Value
                                              ----------    ----------       ----------   -----------     ----------  -----------

TELECOMMUNICATION SERVICES - CONTINUED
Cox Communications, Incorporated,
    Class A*                                         --              --          2,400    $   165,900        2,500    $   172,813
France Telecom, ADS                               3,900     $   309,712             --             --        1,200         95,296
Hong Kong Telecommunications, Ltd.               54,656          95,589        101,886        178,191       10,313         18,037
IXC Communications, Incorporated                  7,100         235,187         15,000        496,875           --             --
L.M. Ericsson  Telefonaktiebolaget *              6,200         147,277         12,200        289,804        1,900         45,133
MCI Worldcom, Incorporated                       70,427       5,053,137        111,307      7,986,277       17,382      1,247,159
McLeodUSA, Incorporated                           7,600         237,500         13,500        421,875        1,700         53,125
Mobistar *                                        1,600          80,301          2,800        140,527          500         25,094
Nippon Telegraph & Telephone Corporation             62         478,231            111        856,188           20        154,268
NTT Mobile Communication Network,
  Incorporated*                                       5         205,661              9        370,190            2         82,264
PanAmSat Corporation                              4,100         159,644          8,800        342,650           --             --
Pathnet, Incorporated *                             190           1,924            425          4,303           --             --
Sonera Group PLC                                  2,450          43,244          4,400         77,662        2,300         40,596
Telecom Corporation Of New Zealand *             14,000          60,777         25,000        108,530        4,000         17,365
Telstra Corporation                              29,400         137,461         57,300        267,908        9,200         43,015
                                                            -----------                   -----------                 -----------
                                                              9,006,345                    14,336,015                   2,363,540

TELEPHONE                                                         4.02%                         2.61%                       1.21%
American Telephone & Telegraph
  Corporation                                    59,506       4,477,826         81,344      6,121,136       10,825        814,581
Ameritech Corporation                             8,500         538,688             --             --          900         57,038
Bell Atlantic Corporation *                      20,600       1,091,800         47,800      2,533,400        6,800        360,400
BellSouth Corporation                               800          39,900          4,000        199,500           --             --
British Telecommunication *                      24,835         375,888         42,607        644,874        7,805        118,132
Cable & Wireless*                                24,300          51,075         43,800         92,061        7,300         15,343
Cellular Communications International             1,000          68,000             --             --           --             --
Cincinnati Bell, Incorporated                        --              --             --             --        1,000         37,813
DDI Corporation                                      30         111,455             54        200,619           13         48,297
Deutsche Telekom AG                               3,300         108,508          5,900        194,000        1,050         34,525
France Telecom, ADS                                  --              --          7,050        559,864           --             --
GTE Corporation                                  10,700         695,500         16,000      1,040,000        2,100        136,500
Qwest Communications International,
  Incorporated*                                  13,992         699,600         17,600        880,000        2,900        145,000
SBC Communications, Incorporated                 11,345         608,376          3,553        190,530          586         31,424
Singapore Telecommunications, Ltd.               46,000          70,212         83,000        126,687       14,000         21,369
Sprint Corporation                                1,200          76,550            900         57,413           --             --
Swisscom AG *                                       400         167,431            700        293,004          125         52,322
Telecom Italia Mobile                            13,500          99,610         22,800        168,230        7,000         51,650
Telecom Italia Mobile                           102,100         480,412        186,400        877,070       27,800        130,808
Telefonica SA                                    32,700         740,536         59,000      1,336,135       10,300        233,257
Telephone Holdings, Incorporated                 26,300         440,525         38,700        648,225        7,300        122,275
Viatel, Incorporated                                 --              --          2,900         66,338           --             --
Vodafone Group PLC *                             35,736         580,658         64,572      1,049,201       11,264        183,024
Winstar Communications, Incorporated                100          80,250            275        220,687           --             --
                                                            -----------                   -----------                 -----------
                                                             11,602,800                    17,498,974                   2,593,758


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                  AGGRESSIVE                    MODERATE                   CONSERVATIVE
                                           -------------------------    --------------------------    ------------------------
                                             Shares         Value        Shares          Value          Shares         Value
                                           ----------   ------------    ----------   -------------    ----------   -----------

TIRES & RUBBER                                                 0.03%                         0.02%                       0.01%
Bridgestone Corporation                       4,000     $     90,756        7,000     $    158,824        1,000    $    22,689
                                                        ------------                  ------------                 -----------

TOBACCO                                                        1.18%                         0.89%                       0.41%
Philip Morris Companies, Incorporated        59,100        3,161,850      103,500        5,537,250       15,300        818,550
RJR Nabisco Holdings Corporation              4,500          133,594        7,600          225,625        1,100         32,656
Rothmans Pall Mall                            3,000           14,737        6,000           29,474        1,000          4,912
Swedish Match Company                        24,500           88,956       43,800          159,031        7,700         27,958
                                                        ------------                  ------------                 -----------
                                                           3,399,137                     5,951,380                     884,076

TRUCKING & FREIGHT                                             0.25%                         0.31%                       0.12%
Air Express International                        --               --          850     $     18,488           --             --
Expeditores International of
    Washington, Incorporated                  6,600          277,200       29,400        1,234,800        2,000         84,000
Malaysia International Shipping
    Berhad                                   28,000           30,702       51,000           55,921       12,000         13,158
Midwest Express Holdings,
    Incorporated*                                --               --        1,800           47,362        1,800         47,363
NCL Holdings AS                              52,355          124,023       84,111          199,250       14,666         34,742
Peninsular & Oriental Steam Navigation       18,240          217,894       35,386          418,588        6,666         78,853
  Company *
U.S. Freightways Corporation                  2,000           58,250        3,000           87,375           --             --
                                                        ------------                  ------------                 -----------
                                                             708,069                     2,061,784                     258,116

TOTAL COMMON STOCKS

(Cost:  $156,868,423, $265,774,157
and $38,688,351, respectively)                          $213,047,234                  $358,885,822                 $53,197,104
                                                        ------------                  ------------                 -----------


PREFERRED STOCK                             1.44%                         1.24%                         0.09%
APPAREL & TEXTILES                                             0.10%                         0.07%                       0.05%
Hugo Boss AG                                    150     $    288,012          250     $    480,019           50    $    96,004
                                                        ------------                  ------------                 -----------

BROADCASTING                                                   0.19%                         0.17%                       0.01%
Citadel Broadcasting Company
  Series B                                    2,058          235,110        4,299          491,175           --             --
EchoStar Communications
   Corporation                                  230          267,096          483          561,739           --             --
News Corporation                              9,603           58,434       17,407          105,920        3,000         18,255
                                                        ------------                  ------------                 -----------
                                                             560,640                     1,158,834                      18,255

COSMETICS & TOILETRIES                                         0.07%                         0.07%                       0.04%
Wella AG                                        250          208,508          550          458,718          100         83,403
                                                        ------------                  ------------                 -----------

INDUSTRIALS                                                    0.33%                         0.30%                       0.30%
CSC Holdings, Incorporated                    8,027          897,041       17,435        1,948,336           --             --
CSC Holdings, Incorporated,
  Series H                                      357     $     41,166          730     $     84,113           --             --
                                                        ------------                  ------------                 -----------
                                                             938,207                     2,032,449                          --

PUBLISHING                                                                                    0.04%        0.04%          0.00%
PRIMEDIA, Incorporated,
   Series D                                     390           40,755        1,100          114,950           --             --


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                         -----------------------       -----------------------     ----------------------
                                           Shares        Value           Shares        Value         Shares       Value
                                         ----------   ----------       ----------   ----------     ----------   ---------

PUBLISHING - CONTINUED
PRIMEDIA, Incorporated,
   Series F                                  800      $   78,800          1,600     $  157,600          --             --
                                                      ----------                    ----------                  ---------
                                                         119,555                       272,550                         --

TELECOMMUNICATIONS SERVICES                                0.48%                         0.41%                      0.00%
Intermedia Communications,
  Incorporated, Series B                     429         425,310            942        935,203          --             --
IXC Communications,
  Incorporated                               505         517,625            608        623,200          --             --
NEXTLINK Communications                    8,447         449,803         21,946      1,168,624          --             --
                                                      ----------                    ----------                  ---------
                                                       1,392,738                     2,727,027                         --

TELEPHONE                                                  0.22%                         0.18%                      0.00%
Adelphia Communications
  Corporation                                904         103,282          2,048        233,984          --             --
NEXTEL Communications,
  Incorporated, Series D                     544         539,920            974        966,695          --             --
                                                      ----------                    ----------                  ---------
                                                         643,202                     1,200,679                         --

TOTAL PREFERRED STOCK
(Cost:  $3,554,308, $7,152,332
and $172,378, respectively)                           $4,150,862                    $8,330,276                  $ 197,662
                                                      ----------                    ----------                  ---------

WARRANTS                                                   0.02%                         0.02%                      0.00%
BUSINESS SERVICES                                          0.00%                         0.00%                      0.00%
Protection One, Incorporated,
  (Expiration date
  06/30/2005;strike price $6.60)*            960      $   10,560          3,200     $   35,200          --             --
                                                      ----------                    ----------                  ---------

INDUSTRIALS                                                0.00%                         0.00%                      0.00%
McCaw International, Ltd.,
  (Expiration date 04/15/2007;
  strike price $36.45)*                      250           1,281            250          1,281          --             --
                                                      ----------                    ----------                  ---------

LEISURE TIME
V2 Music Holdings PLC
   (Expiration date 04/15/08;
   strike price $0.01)*                      160              --            340             --          --             --
                                                      ----------                    ----------                  ---------

TELECOMMUNICATIONS SERVICES                                0.02%                         0.02%                      0.00%
Microcell Telecommunications,
  Incorporated, (Expiration date
  06/15/2006; strike price $0.01)*         1,280          23,200          3,760         68,150          --             --
Orbital Imaging Corporation,
  (Expiration date 03/01/2005;
  strike price $1.00)*                       270          10,834            570         22,871          --             --
Powertel, Incorporated,
  (Expiration date 02/01/2006;
  strike price $18.15)*                    1,312      $   10,496          3,488     $   27,904          --             --
                                                      ----------                    ----------                  ---------
                                                          44,530                       118,925                        --
TOTAL WARRANTS
(Cost:  $10,700, $28,409 and
$0, respectively)                                     $   56,371                    $  155,406                         --
                                                      ----------                    ----------                  ---------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------
U.S. TREASURY OBLIGATIONS:
                                                         4.19%                             2.99%                             5.58%
U.S. TREASURY BILLS:                                     0.16%                             0.04%                             0.05%
zero coupon due 01/07/1999****         $450,000      $449,870            $250,000      $249,927            $100,000       $99,971
                                                     --------                          --------                           -------
U.S. TREASURY BONDS:                                     1.60%                             2.16%                             3.70%
6.50% due 11/15/2026                    360,000       418,612                ----          ----                ----          ----
6.875% due 08/15/2025                   310,000       375,729           1,090,000     1,321,113             430,000       521,173
7.125% due 02/15/2023                   770,000       948,902             350,000       431,319              60,000        73,940
7.625% due 02/15/2025                   275,000       361,540             410,000       539,023             375,000       493,009
8.125% due 08/15/2019****                  ----          ----                ----          ----             401,000       535,524
8.875% due 08/15/2017 -
  02/15/2019****                        759,000     1,080,123           6,470,000     9,190,633           3,456,000     4,921,401
9.00% due 11/15/2018                       ----          ----           1,845,000     2,651,025             320,000       459,798
10.75% due 05/15/2003 -
  08/15/2005                            617,000       775,372             250,000       333,438             105,000       129,576
12.75% due 11/15/2010                   373,000       541,782                ----          ----             517,000       750,943
13.875% due 05/15/2011                   30,000        46,420                ----          ----                ----          ----
                                                  -----------                       -----------                       -----------
                                                    4,548,480                        14,466,551                         7,885,364

U.S. TREASURY NOTES:                                    1.58%                             0.79%                             1.83%
5.375% due 02/15/2001                      ----          ----           3,700,000     3,756,647           2,050,000     2,081,385
5.75% due 10/31/2000                  3,150,000     3,210,039                ----          ----                ----          ----
6.375% due 08/15/2002                      ----          ----           1,000,000     1,054,840             600,000       632,904
6.875% due 03/31/2000                 1,365,000     1,400,613                ----          ----                ----          ----
7.00% due 07/15/2006                  1,575,000     1,793,279             440,000       500,980           1,050,000     1,195,519
7.875% due 08/15/2001                   600,000       646,872                ----          ----                ----          ----
                                                  -----------                       -----------                       -----------
                                                    7,050,803                         5,312,467                         3,909,808

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $11,422,106, $18,874,597,
and $11,109,373, respectively)                    $12,049,153                       $20,028,945                       $11,895,144
                                                  -----------                       -----------                       -----------


U.S. GOVERNMENT
AGENCY OBLIGATIONS:                                      0.00%                             8.42%                            14.12%
FEDERAL AGRICULTURAL MORTGAGE
  CORPORATION:                                                                             0.13%                             0.15%
7.04% due 08/10/2005                       ----          ----            $800,000      $878,000            $300,000      $329,250
                                                                                    -----------                       -----------
FEDERAL HOME LOAN BANK:                                                                    0.05%                             0.06%
7.59% due 03/10/2005                       ----          ----             280,000       313,732             120,000       134,456
                                                                                    -----------                       -----------
FEDERAL HOME LOAN MORTGAGE
  CORPORATION:                                                                             0.63%                             1.28%
6.50% due 07/01/2006                       ----          ----                ----          ----               8,558         8,676
8.00% due 04/01/2023 - 07/01/2024          ----          ----           1,325,651     1,372,905             956,294       991,831
9.50% due 09/01/2016 - 12/01/2022          ----          ----           2,623,106     2,825,413           1,600,606     1,722,566
                                                                                    -----------                       -----------
                                                         ----                         4,198,318                         2,723,073


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION:                                                     7.10%                            11.65%
6.00% due 12/01/2008 - 11/01/2028          ----          ----          $7,449,838    $7,456,916          $2,943,211    $2,939,565
6.50% TBA**                                ----          ----           8,900,000     8,958,384           5,800,000     5,838,048
6.50% due 09/01/2007 - 10/01/2028          ----          ----           9,553,333     9,635,838           5,303,057     5,353,867
7.00% TBA**                                ----          ----          10,000,000    10,000,000           5,000,000     5,100,000
7.00% due 05/01/2024 -03/01/2028           ----          ----           4,496,102     4,586,851           1,167,902     1,191,622
7.49% due 03/02/2005                                                      470,000       524,271             200,000       223,094
7.50% due 11/01/2006 - 03/01/2028          ----          ----           5,824,872     5,984,777           3,582,621     3,680,454
8.50% due 05/01/2017 - 06/01/2021          ----          ----             382,725       402,816             502,346       527,908
                                                                                    -----------                       -----------
                                                                                     47,549,853                        24,854,558

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:                                                 0.51%                             0.97%
7.50% due 12/15/2022 - 01/15/2023          ----          ----           2,457,272     2,535,585           1,600,453     1,651,459
9.00% due 07/15/2017 - 12/15/2019          ----          ----             889,234       955,748             386,112       415,653
                                                                                    -----------                       -----------
                                                                                      3,491,333                         2,067,112

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $0, $45,339,038,
and $29,605,773, respectively)                           ----                       $54,431,236                       $30,108,450
                                                                                    -----------                       -----------


FOREIGN BOND OBLIGATIONS:
                                                          0.00%                            0.53%                             0.45%
Deutsche Mortgage Asset Receiving
  Corporation, Series 1998-C1,
  Class D, 7.231% due 06/15/2031           ----          ----            $700,000      $694,078            $360,000      $356,955
Government Backed Trust, Series
  T-3, 9.625% due 05/15/2002               ----          ----             123,543       130,735              51,476        54,473
Government Loan Trusts, Series
  1-B, 8.50% due 04/01/2006                ----          ----           1,080,252     1,214,895                ----          ----
Government Trust Certificates,
   Class 1C, 9.25% due 11/15/2001          ----          ----             327,499       348,838             384,797       409,870
   Class 2E, 9.40% due 05/15/2002          ----          ----             797,428       843,783                ----          ----
Israel Export Trust,
   6.88% due 01/26/2003                    ----          ----             296,471       305,981             127,059       131,135
                                                                                    -----------                       -----------
                                                                                      3,538,310                           952,433

TOTAL FOREIGN BOND OBLIGATIONS
(Cost: $0, $3,539,560, and
$963,979, respectively)                                  ----                        $3,538,310                          $952,433
                                                                                    -----------                       -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------

CORPORATE BONDS:                                        6.97%                            15.84%                            16.87%
APPAREL & TEXTILES:                                     0.00%                             0.08%                             0.14%
Unifi, Incorporated,
  6.50% due 02/01/2008                    ----          ----            $500,000      $528,431            $280,000      $295,922
                                                                                   -----------                       -----------

BANKING:                                                0.00%                             2.02%                             3.44%
Associates Corporation of
  North America, 6.95% due
  11/01/2018                              ----          ----             540,000       575,413             300,000       319,674
Bank of Boston Corporation,
  6.625% due 02/01/2004                   ----          ----             260,000       265,486             130,000       132,743
BankAmerica Capital II,
  8.00% due 12/15/2026                    ----          ----             480,000       529,512             270,000       297,851
BankBoston N A,
   6.375% due 03/25/2008                  ----          ----             250,000       250,805             250,000       250,805
   6.375% due 04/15/2008                  ----          ----             250,000       252,150                ----          ----
Banponce Corporation,
   5.75% due 03/01/1999                   ----          ----             490,000       490,324             270,000       270,178
   6.378% due 04/08/1999                  ----          ----             590,000       591,051             330,000       330,588
   6.665% due 03/05/2001                  ----          ----             820,000       827,167             430,000       433,758
Capital One Bank,
   6.375% due 02/15/2003                  ----          ----             600,000       588,018             340,000       333,210
   6.42% due 11/12/1999                   ----          ----           3,380,000     3,371,347           1,600,000     1,595,904
Den Danske Bank Aktieselskab,
  6.375% VR due 06/15/2008                ----          ----             920,000       934,614             480,000       487,625
First Tennessee National
  Corporation, 6.75% due
  11/15/2005                              ----          ----             350,000       370,048             190,000       200,883
Fleet Financial Group,
  Incorporated, 7.625% due
  12/01/1999                              ----          ----             150,000       152,961              80,000        81,579
Kansallis Osake Pankki New
  York, 10.00% due
  05/01/2002                              ----          ----             360,000       404,712             150,000       168,630
Long Island Savings Bank,
   6.20% due 04/02/2001                   ----          ----             600,000       600,186             250,000       250,078
   7.00% due 06/13/2002                   ----          ----             600,000       609,894             350,000       355,771
Mellon Capital I, Series A,
  7.72% due 12/01/2026                    ----          ----             320,000       346,307             180,000       194,798
Provident Bank,
  6.125% due 12/15/2000                   ----          ----           1,040,000     1,047,415             520,000       523,708
Providian National Bank,
  6.70% due 03/15/2003                    ----          ----             500,000       505,685             260,000       262,956
Shawmut National Corporation,
  8.625% due 12/15/1999                   ----           ---                ----          ----             360,000       371,070
Union Planters Corporation,
  6.75% due 11/01/2005                    ----          ----             850,000       888,701             450,000       470,488
                                                                                   -----------                       -----------
                                                                                    13,601,796                         7,332,297


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------

BROADCASTING:                                            0.92%                             1.29%                              0.70%
Ackerly Group, Incorporated,
  9.00% due 01/15/2009                  $60,000       $60,900            $140,000      $142,100                ----          ----
Capstar Broadcasting
  Partners, 12.75% due
  02/01/2009                            450,000       369,000             660,000       541,200                ----          ----
Chancellor Media Corporation,
   8.00% due 11/01/2008                 130,000       132,925             370,000       378,325                ----          ----
   8.125% due 12/15/2007                160,000       160,000             340,000       340,000                ----          ----
   8.75% due 06/15/2007                 160,000       164,000             340,000       348,500                ----          ----
Citadel Broadcasting
  Company, Series B,
  10.25% due 07/01/2007                 390,000       424,125             810,000       880,875                ----          ----
Clear Channel Commerce,
  Incorporated, 7.25% due
  10/15/2027                               ----          ----             300,000       300,240            $170,000      $170,136
CSC Holdings, Incorporated,
  7.625% due 07/15/2018                 160,000       158,920             340,000       337,705                ----          ----
EchoStar Communications
  Corporation, Step up to 12.875%
  due 06/01/2004                        160,000       164,000             370,000       379,250               ----          ----
EchoStar DBS Corporation
  12.50% due 07/01/2002                 150,000       172,500             350,000       402,500                ----          ----
Echostar Satellite
  Broadcast Corporation,
  Step up to 13.125% due
  03/15/2004                            840,000       837,900           2,080,000     2,074,800                ----          ----
Hearst-Argyle Television,
  Incorporated, 7.50% due
  11/15/2027                               ----          ----             560,000       584,287             290,000       302,577
Satelites Mexicanos SA De
  C V, 9.06% due 06/30/2004              10,000         8,500              40,000        34,000                ----          ----
Viacom, Incorporated,
  7.75% due 06/01/2005                     ----          ----           1,720,000     1,865,908             940,000     1,019,740
                                                  -----------                       -----------                       ------------
                                                    2,652,770                         8,609,690                         1,492,453

BUILDING MATERIALS & CONSTRUCTION:                       0.01%                             0.01%                              0.00%
Omega Cabinets, Ltd.,
  10.50% due 06/15/2007                  40,000        39,200              80,000        78,400                ----          ----
                                                  -----------                       -----------

BUSINESS SERVICES:                                       0.08%                             0.36%                              0.46%
Comdisco, Incorporated,
  5.75% due 02/15/2001                     ----          ----           1,700,000     1,685,652           1,000,000       991,560
Protection One Alarm,
  Incorporated, Step up to
  13.625% due 06/30/2005                195,000       221,325             650,000       737,750                ----          ----
                                                  -----------                       -----------                       ------------
                                                      221,325                         2,423,402                           991,560


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------
CHEMICALS:                                               0.22%                             0.22%                             0.00%
Corning Consumer Products
  Company, 9.625% due
  05/01/2008                           $480,000      $336,000          $1,020,000      $714,000                ----          ----
Huntsman Corporation,
  144 A, 9.50% due 07/01/2007           210,000       209,475             540,000       538,650                ----          ----
  9.50% due 07/01/2007                  100,000        99,500             200,000       199,000                ----          ----
                                                  -----------                       -----------
                                                      644,975                         1,451,650

COMPUTERS & BUSINESS EQUIPMENT:                          0.31%                             0.29%                             0.00%
Amazon.com, Incorporated,
   Step up to 10.00% due
   08/01/2008                         1,355,000       873,975           2,910,000     1,876,950                ----          ----
Decisionone Corporation,
  9.75% due 08/01/2007                   40,000        18,400              90,000        41,400                ----          ----
                                                  -----------                       -----------
                                                      892,375                         1,918,350

CONGLOMERATES:                                           0.00%                             0.13%                             0.20%
Raytheon Company,
  5.95% due 03/15/2001                      ---          ----             860,000       867,551            $430,000      $433,775
                                                                                    -----------                        -----------

DRUGS & HEALTH CARE:                                     0.13%                             0.25%                             0.24%
Global Health Sciences,
  Incorporated, 11.00% due
  05/01/2008                            575,000       379,500           1,200,000       792,000                ----          ----
Rite Aid Corporation,
  6.00% due 12/15/2005                     ----          ----             900,000       902,757             500,000       501,532
                                                  -----------                       -----------                        -----------
                                                      379,500                         1,694,757                           501,532

ELECTRICAL EQUIPMENT:                                    0.25%                             0.22%                             0.00%
Cymer, Incorporated,
  3.50% due 08/06/2004                  110,000        71,500             220,000       143,000                ----          ----
Fairchild Semiconductor
  Corporation, 10.125% due
  03/15/2007                            650,000       650,000           1,350,000     1,350,000                ----          ----
                                                  -----------                       -----------
                                                      721,500                         1,493,000

ELECTRIC UTILITIES:                                      0.30%                             0.79%                             0.89%
Aescorp,
  8.375% due 08/15/2007                 160,000       161,200             340,000       342,550                ----          ----
Avon Energy Partners Holdings,
   6.46% due 03/04/2008                    ----          ----             650,000       659,360             360,000       365,184
   6.73% due 12/11/2002                    ----          ----             930,000       960,513             520,000       537,061
British Columbia Hydro &
  Power, 12.50% due
  01/15/2014                               ----          ----             460,000       481,063             260,000       271,905
Calenery Company,
  Incorporated, 7.52% due
  09/15/2008                            160,000       167,485             340,000       355,905                ----          ----
  8.48% due 09/15/2028                  160,000       177,662             340,000       377,533                ----          ----


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------

ELECTRIC UTILITIES - CONTINUED
Israel Electric
  Corporation,
  7.75% due 12/17/2007                     ----          ----            $880,000       $875,706          $500,000       $497,560
Niagara Mohawk Power
  Corporation, Series G,
  7.75% due 10/01/2008                  $30,000       $32,784              60,000         65,567              ----           ----
   Series H, Step up to
  8.50% due 07/01/2010                  500,000       385,000           1,050,000        808,500              ----           ----
Texas Utilities Company,
  6.375% due 01/01/2008                    ----          ----             370,000        378,491           220,000        225,049
                                                  -----------                       ------------                     ------------
                                                      924,131                          5,305,188                        1,896,759

FINANCIAL SERVICES:                                      0.16%                              2.02%                            3.39%
Ahmanson Capital Trust 1,
  Series A, 8.36% due
  12/01/2026                               ----          ----           1,080,000      1,209,589           720,000        806,393
American Telephone &
  Telegraph Capital
  Corporation, 6.25% due
  05/15/2001                               ----          ----             900,000        887,751           360,000        355,100
   Medium Term Note 7.50%
  due 11/15/2000                           ----          ----             810,000        819,914           450,000        455,508
Amvescap PLC,
  6.375% due 05/15/2003                    ----          ----             350,000        355,831           200,000        203,332
  6.60% due 05/15/2005                     ----          ----             250,000        256,130           150,000        153,678
APP Finance II,
  12.00% due 12/29/2049                 300,000       180,000                ----           ----              ----           ----
BankBoston Capital Trust
  II, Series B, 7.75% due
  12/15/2026                               ----          ----           1,610,000      1,639,205           910,000        926,508
Banponce Financial
  Corporation, 6.34% due
  03/29/1999                               ----          ----             350,000        350,531           200,000        200,303
Beal Financial Corporation,
  12.75% due 08/15/2000                 120,000       122,400             380,000        387,600              ----           ----
Countrywide Funding
  Corporation, 6.45% due
  02/27/2003                               ----          ----             600,000        610,032           400,000        406,688
EOP Operating, Ltd.,
   6.375% due 02/15/2003                   ----          ----             590,000        582,472           330,000        325,789
   6.75% due 02/15/2008                    ----          ----             210,000        206,493           120,000        117,996
ERP Operating, Ltd.,
  6.55% due 11/15/2001                     ----          ----             200,000        200,202           100,000        100,101
FBS Capital I,
  8.09% due 11/15/2026                     ----          ----             480,000        526,536           270,000        296,177
Great Western Financial Trust
  II, Series A, 8.206% due
  02/01/2027                               ----          ----             730,000        823,513           410,000        462,521
GST Equipment Funding,
  Incorporated, 13.25% due
  05/01/2007                            150,000       147,750             300,000        295,500              ----           ----


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------

FINANCIAL SERVICES - CONTINUED
Heller Financial, Incorporated,
   6.25% due 03/01/2001                    ----          ----            $800,000       $808,576          $450,000       $454,824
   7.875% due 11/01/1999                   ----          ----           1,000,000      1,017,620           540,000        549,515
Home Savings of America,
  6.50% due 08/15/2004                     ----          ----             510,000        518,726           290,000        294,962
Hydro Quebec Enterprises,
  7.40% due 03/28/2025                     ----          ----             630,000        782,485           360,000        447,134
MCN Investment Corporation,
  5.84% due 02/01/1999                     ----          ----             800,000        799,888           440,000        439,938
Weeks Realty LP,
  6.875% due 03/15/2005                    ----          ----             450,000        425,376           250,000        236,320
                                                  -----------                       ------------                     ------------
                                                     $450,150                         13,503,970                        7,232,787

FOOD & BEVERAGES:                                        0.08%                              0.21%                            0.23%
Dominos, Incorporated,
  10.375% due 01/15/2009               $230,000       230,575             530,000        531,325              ----           ----
Seagram, Joseph E & Sons,
  Incorporated,  6.625% due
  12/15/2005                               ----          ----             450,000        447,471           250,000        248,595
   7.60% due 12/15/2028                    ----          ----             450,000        453,051           250,000        251,695
                                                  -----------                       ------------                     ------------
                                                      230,575                          1,431,847                          500,290

GAS & PIPELINE UTILITIES:                               0.00%                              0.05%                            0.09%
Southwest Gas Corporation,
  9.75% due 06/15/2002                     ----          ----             290,000        323,762           170,000        189,791
                                                                                    ------------                     ------------

HOTELS & RESTAURANTS:                                    0.04%                              0.11%                             0.25%
Darden Restaurants,
  Incorporated, 7.125% due
  02/01/2016                               ----          ----             490,000        463,800           570,000        539,522
HMH Properties,
  Incorporated, Series B,
  7.875% due 08/01/2008                 130,000       126,425             280,000        272,300              ----           ----
                                                  -----------                       ------------                     ------------
                                                      126,425                            736,100                          539,522

INDUSTRIALS:                                             1.52%                              2.23%                            1.46%
APP FIN II Mauritius,
  Ltd., Series B, Step up
  to 12.00% due 02/15/2004              290,000       174,000             710,000        426,000              ----           ----
Arco Tech Corporation,
  8.625% due 10/01/2007                 320,000       302,400             680,000        642,600              ----           ----
Bally's Health and Tennis
  Corporation,  9.875% due
  10/15/2007                            220,000       215,600             458,000        448,840              ----           ----
Carson, Incorporated,
  Series B, 10.375% due
  11/01/2007                            160,000       124,000             340,000        263,500              ----           ----
Cinemark USA,
  Incorporated, Series B,
  8.50% due 08/01/2008                   80,000        79,500             160,000        159,000              ----           ----


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------

INDUSTRIALS - CONTINUED
Conagra, Incorporated,
  7.125% due 10/01/2026                   ----          ----          $1,000,000     $1,060,650          $575,000       $609,874
CSC Holdings, Incorporated,
  7.875% due 02/15/2018               $140,000      $142,524             300,000        305,409              ----           ----
Falcon Holding Group LP,
  Series B, Step up to
  9.285% due 04/15/2010                195,000       134,062             400,000        275,000              ----           ----
   Series B, 8.375% due
  04/15/2010                           140,000       140,700             285,000        286,425              ----           ----
Flores And Rucks,
  Incorporated, 9.75% due
  10/01/2006                           160,000       164,800             340,000        350,200              ----           ----
Frontiervision Holdings LP,
  Step up to 11.875% due
  09/15/2007                           160,000       133,600             340,000        283,900              ----            ---
Frontiervision LP/Capital,
  Step up to 11.875% due
  09/15/2007                           110,000        91,988             230,000        192,337              ----           ----
Geo Specialty Chemicals,
  Incorporated, 10.125%
  due 08/01/2008                        30,000        28,800              60,000         57,600              ----           ----
Hadco Corporation,
  9.50% due 06/15/2008                 505,000       502,475           1,060,000      1,054,700              ----           ----
Internorth, Incorporated,
  9.625% due 03/15/2006                   ----          ----             590,000        697,215           330,000        389,968
Lin Holdings Corporation,
  Step up to 10.00% due
  03/01/2008                           320,000       220,800             680,000        469,200              ----           ----
Livent, Incorporated,
  9.375% due 10/15/2004                170,000        68,000             350,000        140,000              ----           ----
Millar Western Forest
  Products, Ltd, 9.875%
  due 05/15/2008                       110,000        82,500             230,000        172,500              ----           ----
Monsanto Company,
  5.75% due 12/01/2005                    ----          ----           1,220,000      1,217,204           670,000        668,464
Motors & Gears,
  Incorporated, Series B,
  10.75% due 11/15/2006                260,000       264,550             740,000        752,950              ----           ----
Ne Restaurant, Incorporated,
  10.75% due 07/15/2008                220,000       221,100             490,000        492,450              ----           ----
Pathmark Stores,
  Incorporated, 9.625% due
  05/01/2003                           230,000       223,100             400,000        388,000              ----           ----
Petro-Canada,
  7.00% due 11/15/2028                    ----          ----             440,000        433,893           250,000        246,530
Petroleum Geological
  Services AS, 7.125% due
  03/30/2028                              ----          ----             900,000        840,951           470,000        439,163
Rhythms Netconnections,
  Incorporated, Step up to
  13.50% due 05/15/2008                285,000       139,650             600,000        294,000              ----           ----


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------

INDUSTRIALS - CONTINUED
Roller Bearing Company of
  America, Incorporated,
  Step up to 13.00% due
  06/15/2009                          $240,000      $136,800            $510,000       $290,700              ----           ----
Samsonite Corporation,
  10.75% due 06/15/2008                160,000       137,600             340,000        292,400              ----           ----
Seagram Company, Ltd.,
  6.875% due 09/01/2023                   ----          ----              90,000         83,785           $50,000        $46,547
  8.35% due 01/15/2022                    ----          ----              60,000         65,816            30,000         32,908
Silicon Graphics, Incorporated,
  5.25% due 09/01/2004                 200,000       163,500             425,000        347,437              ----           ----
Special Devices, Incorporated,
  11.375% due 12/15/2008               190,000       192,850             270,000        274,050              ----           ----
Town Sports International,
  Incorporated, Series B,
  9.75% due 10/15/2004                 190,000       190,000             410,000        410,000              ----           ----
Transdigm, Incorporated,
  10.375% due 12/01/2008                40,000        40,200              70,000         70,350              ----           ----
Unisys Corporation,
  7.875% due 04/01/2008                   ----          ----              50,000         53,000              ----           ----
WMX Technologies, Incorporated,
   6.25% due 10/15/2000                   ----          ----             345,000        347,625           190,000        191,446
   7.10% due 08/01/2026                   ----          ----             830,000        883,618           470,000        500,362
Young America Corporation,
  11.625% due 02/15/2006               160,000        70,400             340,000        149,600              ----           ----
                                                 -----------                       ------------                      -----------
                                                   4,385,499                         14,972,905                        3,125,262

INSURANCE:                                             0.00%                              0.91%                            1.59%
Equitable Life Assurance
  Society, 7.24% due 05/15/2006
                                          ----          ----             800,000        869,992           500,000        543,745
Metropolitan Life Insurance
  Company, 6.30% due
  11/03/2003                              ----          ----           2,350,000      2,385,767         1,155,000      1,172,579
Nationwide Life Insurance
  Company, 6.50% due
  02/15/2004                              ----          ----           2,760,000      2,840,095         1,630,000      1,677,303
                                                                                   ------------                      -----------
                                                                                      6,095,854                        3,393,627

LEISURE TIME:                                          0.49%                              0.44%                            0.00%
AMC Entertainment,
  Incorporated, 9.50% due
  03/15/2009                           250,000       255,000             450,000        459,000              ----           ----
Premier Parks, Incorporated,
   9.25% due 04/01/2006                 10,000        10,425              20,000         20,850              ----            ---
   Step up to 10.00% due 04/01/2008     710,000      482,800           1,520,000      1,033,600              ----           ----

Signature Resorts,
  Incorporated, 9.25% due
  05/15/2006                          $320,000      $294,400            $680,000       $625,600              ----           ----


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------

LEISURE TIME - CONTINUED
United Artists Theatre
  Company, 9.75% due
  04/15/2008                          $310,000      $297,600            $650,000       $624,000              ----           ----
V2 Music Holdings PLC,
  Step up to 14.00% due
  04/15/2008                           160,000        73,600             340,000        156,400              ----           ----
                                                 -----------                       ------------
                                                   1,413,825                          2,919,450
                                                                                                                     -----------

PAPER:                                                 0.12%                              0.11%                            0.00%
Advance Agro Public
  Company, Ltd., 13.00%
  due 11/15/2007                       430,000       344,000             900,000        720,000              ----           ----
                                                 -----------                       ------------

PUBLISHING:                                            0.21%                              0.56%                            0.67%
Sullivan Graphics,
  Incorporated, 12.75% due
  08/01/2005                           600,000       609,000           1,190,000      1,207,850              ----           ----
Time Warner, Incorporated,
   6.625% due 05/15/2029                  ----          ----           1,750,000      1,780,555          $970,000       $986,936
   6.875% due 06/15/2018                  ----          ----             760,000        796,146           420,000        439,975
                                                 -----------                       ------------                      ------------
                                                     609,000                          3,784,551                        1,426,911

RAILROADS & EQUIPMENT:                                 0.00%                              0.10%                            0.17%
CSX Corporation,
  6.46% due 06/22/2005                    ----          ----             680,000        689,833           350,000        355,061
                                                                                   ------------                      ------------

REAL ESTATE:                                           0.00%                              0.04%                            0.06%
CenterPoint Properties Trust,
  6.75% due 04/01/2005                    ----          ----             260,000        246,964           130,000        123,482
                                                                                   ------------                      ------------

RETAIL GROCERY:                                        0.00%                              0.11%                            0.19%
Kroger Company,
  6.00% VR due 07/01/2000                 ----          ----             750,000        754,920           400,000        402,624
                                                                                   ------------                      ------------

RETAIL TRADE:                                          0.00%                              0.31%                            0.56%
Federated Department Stores,
  Incorporated, 6.79% due
  07/15/2027                              ----          ----             550,000        566,703           350,000        360,630
Levi Strauss & Company,
  7.00% due 11/01/2006                    ----          ----           1,540,000      1,539,615           840,000        839,790
                                                                                   ------------                      ------------
                                                                                      2,106,318                        1,200,420

SANITARY SERVICES:                                     0.12%                              0.09%                            0.00%
Allied Waste North America,
  7.625% due 01/01/2006                140,000       141,050             290,000        292,175              ----           ----
  7.875% due 01/01/2009                200,000       202,500             300,000        303,750              ----           ----
                                                 -----------                       ------------
                                                     343,550                            595,925


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------

STEEL:                                                  0.05%                              0.04%                            0.00%
Schuff Steel Company,
  10.50% due 06/01/2008               $160,000      $139,200            $340,000       $295,800              ----           ----
                                                 -----------                       ------------

TELECOMMUNICATIONS SERVICES:                            1.14%                              1.06%                            0.22%
Adelphia Communications
  Corporation, 8.375% due
  02/01/2008                           160,000       164,000             290,000        297,250              ----           ----
   Series B, 9.875% due
  03/01/2007                           490,000       542,063             930,000      1,028,813              ----           ----
Cable & Wireless
  Communication, 6.375%
  due 03/06/2003                          ----          ----             830,000        830,365          $460,000       $460,202
Dobson Wireline Company,
  12.25% due 06/15/2008                140,000       129,500             295,000        272,875              ----           ----
GST Telecommunications,
  Incorporated, 12.75% due
  11/15/2007                            50,000        46,500             110,000        102,300              ----           ----
  Step up to 13.875% due
  12/15/2005                            10,000         7,888              10,000          7,888              ----           ----
MCMS, Incorporated,
  9.75% due 03/01/2008                 650,000       549,250             950,000        802,750              ----           ----
Metromedia Fiber Network,
  Incorporated, 10.00% due
  11/15/2008                           150,000       153,750             350,000        358,750              ----           ----
Nextel Communication,
  Incorporated, 12.00% due
  11/01/2008                           325,000       359,125             670,000        740,350              ----           ----
NTL, Incorporated,
   11.50% due 10/01/2008               325,000       354,250             480,000        523,200              ----           ----
   Step up to 9.75% due 04/01/2008     280,000       173,600             620,000        384,400              ----           ----
Orbital Imaging Corporation,
  11.625% due 03/01/2005               270,000       280,800             570,000        592,800              ----           ----
Pathnet, Incorporated,
  12.25% due 04/15/2008                190,000       133,000             425,000        297,500              ----           ----
Satelites Mexicanos SA De CV,
  10.125% due 11/01/2004               485,000       388,000           1,080,000        864,000              ----           ----
                                                  ----------                       ------------                      -----------
                                                   3,281,726                          7,103,241                          460,202

TELEPHONE:                                              0.42%                              0.55%                            0.24%
Adelphia Communications
  Corporation, 9.25% due
  10/01/2002                           100,000       105,500             200,000        211,000              ----           ----
GST Network Funding,
  Incorporated, Step up to
  10.50% due 05/01/2008                160,000        70,400             840,000        369,600              ----           ----
L 3 Communications
  Corporation, 8.00% due
  08/01/2008                            70,000        70,175             140,000        140,350              ----           ----
Level 3 Communications,
  Incorporated, 9.125% due
  05/01/2008                           160,000       158,600             340,000        337,025              ----           ----


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------

TELEPHONE - CONTINUED
McLeodUSA, Incorporated,
  Step up to 10.50% due
  03/01/2007                          $250,000      $191,250            $530,000       $405,450              ----           ----
Millicom International
  Cellular SA, Step up to
  13.50% due 06/01/2006                 40,000        28,000              80,000         56,000              ----           ----
Nextlink Communications,
  Incorporated, 10.75% due
  11/15/2008                           160,000       163,600             340,000        347,650              ----           ----
Pegasus Communications
  Corporation, 9.75% due
  12/01/2006                            90,000        90,225             210,000        210,525              ----           ----
TCI Communications,
  Incorporated, 8.75% due
  08/01/2015                              ----          ----             760,000        944,141          $410,000       $509,339
Telecommunications
  Techniques, 9.75% due
  05/15/2008                            10,000         9,850              10,000          9,850              ----           ----
Telewest  Communications PLC,
  9.625% due 10/01/2006                 30,000        30,600              40,000         40,800              ----           ----
  11.25% due 11/01/2008                 40,000        44,500              80,000         89,000              ----           ----
Winstar Communications,
  Incorporated, Step up to
  14.00% due 10/15/2005                320,000       231,600             680,000        492,150              ----           ----
                                                 -----------                       ------------                      -----------
                                                   1,194,300                          3,653,541                          509,339

TOBACCO:                                         0.00%                             0.41%                             0.77%
Philip Morris Companies,
   Incorporated, 6.95% due
   06/01/2006                             ----          ----           1,400,000      1,490,986           850,000        905,242
   7.00% due 07/15/2005                   ----          ----             670,000        712,471           380,000        404,088
   7.25% due 09/15/2001                   ----          ----             500,000        521,945           310,000        323,606
                                                                                   ------------                      -----------
                                                                                      2,725,402                        1,632,936

TRANSPORTATION:                                         0.36%                              0.81%                            0.91%
Burlington Northern Santa Fe,
  7.29% due 06/01/2036                    ----          ----           1,070,000      1,192,461           610,000        679,814
Canadian National Railway
  Company, 6.90% due
  07/15/2028                              ----          ----             500,000        519,900           250,000        259,950
Greyhound Lines, Incorporated,
  Series B, 11.50% due
  04/15/2007                           500,000       572,500             600,000        687,000              ----           ----
Norfolk Southern Corporation,
  7.05% due 05/01/2037                    ----          ----           1,220,000      1,319,833           690,000        746,463
Transtar Holdings LP,
  Series B, Step up to
  13.375% due 12/15/2003               270,000       259,200             730,000        700,800              ----           ----


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------

TRANSPORTATION - CONTINUED
US Air, Incorporated,
  9.625% due 02/01/2001                $190,000      $197,296            $490,000      $508,816                ----          ----
Wisconsin Central Transportation
  Corporation, 6.625% due
  04/15/2008                               ----          ----             500,000       507,725            $250,000      $253,863
                                                  -----------                      ------------                       -----------
                                                   $1,028,996                         5,436,535                         1,940,090

TOTAL CORPORATE BONDS
(Cost: $20,253,058, $115,184,865,
and $35111,528, respectively)                     $20,023,022                      $106,069,133                       $35,976,642
                                                  -----------                      ------------                       -----------

COLLATERALIZED MORTGAGE
OBLIGATIONS:                        0.00%                           2.50%                             4.44%
American Housing Trust, Series IV,
  9.552% due 09/25/2020                    ----          ----          $1,389,925    $1,427,181            $685,265      $703,633
BankAmerica Manufactured Housing
  Contract, Series 1998-2, Class
  A5, 6.20% due 04/10/2009
                                           ----          ----             470,000       474,582             250,000       252,437
CBM Funding Corporation,
  Certificates 96 1B, Class A1,
  7.55% due 07/01/2004                     ----          ----              23,876        23,994              13,644        13,711
  Certificates 96 1B, Class A2,
  6.88% due 02/01/2007                     ----          ----             700,000       716,457             390,000       399,169
  Certificates 96 1B, Class A3,
  7.08% due 02/01/2013                     ----          ----             480,000       507,950             270,000       285,722
  Certificates 96 1B, Class B,
  7.48% due 02/02/2013                     ----          ----             380,000       404,111             210,000       223,324
Contimortage Home Equity Loan
  Trust, Series 1997-4, Class A3,
  6.26% due 07/15/2012                     ----          ----             880,000       880,546             490,000       490,304
Credit Suisse First Boston
  Mortgage Securities Corporation,
  Series 1997-C2, Class D, 7.27%
  due 04/18/2011                           ----          ----             990,000       998,177             560,000       564,626
  Series 1998-C1, Class D, 7.17%
  due 01/17/2012                           ----          ----             650,000       628,266             340,000       328,631
  Series 1998-FL1A, Class E,
  6.397% due 01/10/2013                    ----          ----             710,000       690,031             370,000       359,594
Edison Mission Energy Funding
  Corporation, Series A 144A,
  6.77% due 09/15/2003                     ----          ----            $810,251      $831,877            $583,864      $599,448
General Growth Property, Series 1,
  Class A2, 6.602% due 11/15/2007          ----          ----             710,000       741,574             400,000       417,788
  Series 1, Class D2, 6.992% due
  11/15/2007                               ----          ----             760,000       748,837             430,000       423,684
  Series 1, Class E2, 7.224% due
  11/15/2007                               ----          ----             450,000       416,250             260,000       240,500


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
Green Tree Financial Corporation,
  97 6 Series, 6.68% due 01/15/2029        ----          ----          $1,230,000    $1,248,831            $690,000      $700,564
GS Mortgage Securities Corporation
  II, Series 97-GL, Class A2B,
  6.86% due 07/13/2030                     ----          ----             850,000       894,166             470,000       494,421
  Series 98-GL II, Class D, 7.19%
  due 04/13/2031                           ----          ----             270,000       262,744             150,000       145,969
  Series 98-GL II, Class E, 7.19%
  due 04/13/2031                           ----          ----             570,000       582,291             320,000       326,900
LTC Commercial Mortgage
  Certificates, Series 1998-1,
  Class A, 6.029% due 05/28/2030           ----          ----             524,168       521,711             266,590       265,341
Morgan Stanley Capital I,
  Incorporated, Series 1998-HF1,
  Class D, 7.10% due 02/15/2008            ----          ----             870,000       869,983             450,000       449,991
NationsLink Funding Corporation,
  Certificates 96 1, Class A1,
  7.533% due 09/20/2002                    ----          ----             965,002     1,010,772             579,001       606,463
  Series 1994-MD2, Class A6,
  6.485% due 07/07/2003                    ----          ----             780,648       781,241                ----          ----
  Series 1994-MD2, Class A6,
  6.609% due 07/07/2003                    ----          ----                ----          ----             501,845       502,227
  Series 1998-D6, Class A4,
  7.349% due 03/15/2030                    ----          ----             700,000       674,667             360,000       347,065
Overseas Private Investment
  Corporation, Series  1995, 6.08%
  due 08/15/2004                           ----          ----             382,163       394,667             319,950       330,419

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost: $0, $16,662,034,
and $9,427,890, respectively)                            ----                       $16,731,088                        $9,471,931
                                                                                    -----------                        ----------


ASSET BACKED SECURITIES:            0.00%                           1.30%                             2.34%
Chevy Chase Auto Receivables
  Trust, Series 1998-2, Class A,
  5.91% due 06/17/2002                     ----          ----            $298,490      $300,794            $153,509      $154,694
CPS Auto Grantor Trust, Series
  1996 2 Certificates, Class A,
  6.70% due 02/15/2002                     ----          ----             208,802       211,454             117,688       119,183
   Series 1997 1 Certificates,
  Class A, 6.55% due 07/15/2002            ----          ----             414,006       419,666             245,337       248,691
   Series 1998 1 Certificates,
  Class A, 6.00% due 08/15/2003            ----          ----             811,802       819,571             455,603       459,963
   Series 1998 2 Certificates,
  Class A, 6.09% due 11/15/2003            ----          ----             488,403       493,878             248,642       251,429


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------

ASSET BACKED SECURITIES - CONTINUED
Dayton Hudson Credit Card Master
  Certificates, Series 95 1, Class
  A, 6.25% due 08/25/2005                  ----          ----            $869,139      $887,878            $490,000      $500,565
Ford Credit Grantor Trust, 1995 B
  Certificates, Class A, 5.90% due
  10/15/2000                               ----          ----             400,259       400,507             174,659       174,767
Guaranteed Export Trust, Series
  1993 C, 5.20% due 10/15/2004             ----          ----             169,600       169,956              75,200        75,358
   Series 1993 D, 5.23% due
  05/15/2005                               ----          ----             298,723       297,370             132,766       132,164
   Series 1994 C, 6.61% due
  09/15/1999                               ----          ----              30,245        30,378              12,373        12,427
JCP Master Credit Card Trust,
  5.50% due 06/15/2007                     ----          ----           1,350,000     1,341,562             750,000       745,313
MBNA Master Credit Card Trust II,
  Series 97 Certificates, Class A,
  6.55% due 01/15/2007                     ----          ----           1,720,000     1,796,316             970,000     1,013,039
Olympic Automobile Receivable,
  1997 A, 6.40% due 09/15/2001             ----          ----             974,718       979,767             397,107       399,164
Railcar Trust, 1992 1,
  7.75% due 06/01/2004                     ----          ----             540,901       570,434             674,839       711,685
                                                                                     ----------                        ----------

TOTAL ASSET BACKED SECURITIES
(Cost: $0, $8,565,015, and $4,906,660,
respectively)                                            ----                        $8,719,531                        $4,998,442
                                                                                     ----------                        ----------


SUPRANATIONAL OBLIGATIONS:                 0.00%                             0.13%                             0.24%
Inter-American Development
  Bank, 6.29% due
  07/16/2027                               ----          ----            $800,000      $838,016            $480,000      $502,810
                                                                                     ----------                        ----------

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $0, $795,055, and $477,033,
respectively)                                            ----                          $838,016                          $502,810
                                                                                     ----------                        ----------


SHORT TERM INVESTMENTS:                                  8.54%                             8.22%                             8.60%
Navigator Securities Lending
   Trust, 5.17%                     $24,560,067   $24,560,067         $35,119,053   $35,119,053          $5,868,418    $5,868,418
Conagra Holdings Australia,
  6.00% due 01/13/1999                     ----          ----                ----          ----           1,000,000       998,000
Conagra, Incorporated,
  6.00% due 01/13/1999                     ----          ----           1,000,000       998,000                ----          ----
Lehman Brothers Holdings,
   Incorporated, 6.50% due
   01/27/1999                              ----          ----           3,000,000     2,985,917           2,500,000     2,488,264


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                            AGGRESSIVE                         MODERATE                        CONSERVATIVE
                                   -----------------------------    ------------------------------    ------------------------------
                                    Principal                         Principal                        Principal
                                     Amount          Value             Amount          Value             Amount          Value
                                   ------------  ---------------    -------------- ---------------    -------------  ---------------

SHORT TERM INVESTMENTS - CONTINUED
Norfolk Southern Corporation,
  6.05% due 01/11/1999                     ----          ----          $2,000,000    $1,996,639          $1,000,000      $998,319
Phh Corporation,
  5.57% due 01/13/1999                     ----          ----           6,000,000     5,988,000           3,500,000     3,493,000
Texas Utilities Company,
   6.12% due 01/13/1999                    ----          ----           4,000,000     3,991,840           1,500,000     1,496,940
   6.25% due 01/13/1999                    ----          ----           4,000,000     3,991,666           3,000,000     2,993,750
                                                 ------------                      ------------                      ------------
                                                  $24,560,067                       $55,071,115                       $18,336,691


REPURCHASE AGREEMENTS:                                   4.91%                             5.24%                            22.36%
Repurchase Agreement with State Street
  Bank & Trust Company dated
  12/31/1998 at 4.25%, to be
  repurchased at $13,831,528 on
  01/04/1999, collateralized by
  $13,210,000 U.S. Treasury
  Notes, 6.50% due 08/31/2001
  (valued at $14,101,675,
  including interest)               $13,825,000   $13,825,000
                                                 ------------

Repurchase Agreement with State Street
  Bank & Trust Company dated
  12/31/1998 at 4.25%, to be
  repurchased at $35,153,592 on
  01/04/1999, collateralized by
  $34,095,000 U.S. Treasury
  Notes, 7.125% due 02/29/2000
  (valued at $35,842,369,
  including interest)***                                              $35,137,000   $35,137,000
                                                                                   ------------

Repurchase Agreement with State Street
  Bank & Trust Company dated
  12/31/1998 at 4.25%, to be
  repurchased at $47,723,525 on
  01/04/1999, collateralized by
  $39,800,000 U.S. Treasury
  Bonds, 7.25% due 05/15/2016
  (valued at $48,655,261,
  including interest)***                                                                               $47,701,000    $47,701,000
                                                                                                                     ------------

TOTAL INVESTMENTS   (AGGRESSIVE,
MODERATE, AND CONSERVATIVE ASSET
ALLOCATION TRUSTS) (Cost: $230,494,314,
$572,085,831, and $196,500,659,
respectively)
                                                 $287,711,708                      $669,935,871                      $213,338,307
                                                 ============                      ============                      ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

HIGH YIELD TRUST

                                                         SHARES          VALUE
                                                         ------          -----
COMMON STOCKS - 0.70%
BROADCASTING - 0.34%
Paxon Communications Corporation                            82        $  694,839
                                                                      ----------

COMPUTERS & BUSINESS EQUIPMENT - 0.00%
Wam ! Net, Incorporated                                  3,600             2,880
                                                                      ----------

SOFTWARE - 0.32%
Concentric Network
  Corporation Delaware                                     665           570,238
Rhythms Netconnections,
  Incorporated *                                        11,600            87,000
                                                                      ----------
                                                                         657,238

TELECOMMUNICATIONS SERVICES - 0.02%
American Mobile Satellite
  Corporation                                            1,415            46,398
                                                                      ----------

TELEPHONE - 0.02%
Onepoint Communications
  Corporation                                            1,200               121
Viatel, Incorporated                                       425            46,856
                                                                      ----------
                                                                          46,977

TOTAL COMMON STOCKS
(Cost: $1,392,993)                                                    $1,448,332
                                                                      ----------



PREFERRED STOCK - 0.55%
BROADCASTING - 0.29%
Paxson Communications
  Corporation                                               26           254,800
Sinclair Capital                                         3,125           341,406
                                                                      ----------
                                                                         596,206

TELECOMMUNICATIONS SERVICES - 0.26%
IXC Communications,
  Incorporated                                             523           536,075
                                                                      ----------

TOTAL PREFERRED STOCK
(Cost: $1,025,673)                                                    $1,132,281
                                                                      ----------



WARRANTS - 0.08%
BROADCASTING - 0.00%
Paxson Communications
  Corporation, (Expiration
  date 06/30/2003; strike
  price $16.00) *                                          832                 8
                                                                      ----------
INDUSTRIALS - 0.00%
Nokornthai Strip Ml Public, Ltd.,
  (Expiration date 02/01/2008;
  strike price $1.00) *                                462,157        $    4,622
                                                                      ----------

SOFTWARE - 0.03%
Concentric Network
  Corporation, (Expiration
  date 12/15/2007; strike
  price $10.86) *                                          520            62,465
                                                                      ----------

TELECOMMUNICATIONS SERVICES - 0.04%
Globalstar
  Telecommunications,
  (Expiration date
  02/15/2004; strike price
  $17.39) *                                                750            45,000
Iridium World Communications,
  Ltd., (Expiration date
  07/15/2005; strike price
  $20.90) *
                                                           240            30,030
                                                                      ----------
                                                                          75,030

TELEPHONE - 0.01%
Occidente y Caribe Celular
  SA, (Expiration date
  03/15/2004; strike price
  $1.00) *                                               3,600            27,450
                                                                      ----------

TOTAL WARRANTS
(Cost: $4,621)                                                        $  169,575
                                                                      ----------



                                                    PRINCIPAL
                                                     AMOUNT             VALUE
                                                     ------             -----
U.S. TREASURY OBLIGATIONS - 0.95%
U.S. TREASURY NOTES - 0.95%
6.50% due 10/15/2006                                $1,775,000        $1,968,866
                                                                      ----------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $1,773,363)                                                    $1,968,866
                                                                      ----------


FOREIGN GOVERNMENT OBLIGATIONS - 1.91%
REPUBLIC OF ARGENTINA - 1.56%
Series L, 6.1875%, FRN  due
  03/31/2005                                        $3,811,700         3,222,411
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT             VALUE
                                                    ------             -----
GOVERNMENT OF MEXICO - 0.35%
6.25%, Series W-B due
  12/31/2019                                      $   920,000        $   718,796
                                                                     -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $3,922,343)                                                   $ 3,941,207
                                                                     -----------

CORPORATE BONDS - 78.86%
AUTO PARTS - 0.73%
Hayes Lemmerz International,
  Incorporated, 8.25% due
  12/15/2008                                      $ 1,505,000        $ 1,505,000
                                                                     -----------

BANKING - 0.05%
Korea Development Bank,
  6.625% due 11/21/2003                               120,000            107,268
                                                                     -----------
BROADCASTING - 8.92%
Chancellor Media Corporation,
   8.125% due 12/15/2007                            2,670,000          2,670,000
   9.00% due 10/01/2008                             1,300,000          1,368,250
CSC Holdings, Incorporated,
   7.25% due 07/15/2008                             2,285,000          2,316,304
   7.875% due 12/15/2007                            1,955,000          2,060,570
Globo Communicacoes,
   10.50% due 12/20/2006                              880,000            572,000
   10.625% due 12/05/2008                             100,000             64,250
HMV Media Group PLC,
  10.875% due 05/15/2008                            1,390,000          2,147,699
Lenfest Communications,
  Incorporated, 8.375% due
  11/01/2005                                        1,900,000          2,052,000
Multicanal SA,
  10.50% due 02/01/2007                             1,195,000          1,075,500
RBS Participacoes SA,
  11.00% due 04/01/2007                               855,000            540,788
Rogers Cablesystems, Ltd.,
   10.00% due 03/15/2005                              365,000            408,800
   10.125% due 09/01/2012                             650,000            718,250
TV Azteca SA DE CV, Series B,
  10.50% due 02/15/2007                             3,035,000          2,428,000
                                                                     -----------
                                                                      18,422,411

BUSINESS SERVICES - 0.35%
CB Richards Ellis Services,
  Incorporated, 8.875% due
  06/01/2006                                          730,000            715,400
                                                                     -----------



COMPUTERS & BUSINESS EQUIPMENT - 0.32%
Wam ! Net,  Incorporated,
  Step up to 13.25% due
  03/01/2005                                      $ 1,200,000        $   660,000
                                                                     -----------

DRUGS & HEALTH CARE - 5.27%
Columbia/HCA Healthcare Corporation,
   6.91% due 06/15/2005                             3,650,000          3,536,521
   7.00% due 07/01/2007                             1,205,000          1,149,558
   7.25% due 05/20/2008                               750,000            720,450
Fresenius Medical Care
  Capital Trust, 7.875% due
  02/01/2008                                        1,295,000          1,288,525
Tenet Healthcare Corporation,
   8.125% due 12/01/2008                            1,925,000          1,973,125
   8.625% due 01/15/2007                            2,125,000          2,220,625
                                                                     -----------
                                                                      10,888,804
ELECTRIC UTILITIES - 2.51%
AES Corporation,
  8.50% due 11/01/2007                              1,630,000          1,650,375
Companhia  Energetica de Sao
  Paulo, Step up to 9.125%
  due 06/26/2007                                    1,000,000            792,500
Korea Electric Power
  Corporation, 7.75% due
  04/01/2013                                          305,000            248,468
Niagara Mohawk Power
  Corporation, Series G,
  7.75% due 10/01/2008                                430,000            469,900
Niagara Mohawk Power
  Corporation, Series H, Step
  up to 8.50% due 07/01/2010
                                                    1,559,000          1,200,430
Quezon Power Philippines
  Company, 8.86% due
  06/15/2017                                        1,220,000            829,600
                                                                     -----------
                                                                       5,191,273
ELECTRONICS - 1.04%
Hyundai Semiconductor
  American, Incorporated,
  8.625% due 05/15/2007                               830,000            594,986
Samsung Electronics America,
  Incorporated, 9.75% due
  05/01/2003                                          310,000            297,600
Samsung Electronics, Ltd.,
  7.45% due 10/01/2002                              1,425,000          1,259,146
                                                                     -----------
                                                                       2,151,732

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                  PRINCIPAL
                                                    AMOUNT              VALUE
                                                    ------              -----
FINANCIAL SERVICES - 1.18%
Fugi JGB Investment, LLC,
  9.87% VR due 12/31/2049                         $1,005,000          $  718,847
SB Treasury Company LLC,
  9.40% VR due 06/30/2008                            990,000             974,833
Western Financial Savings,
  8.875% due 08/01/2007                              980,000             735,000
                                                                      ----------
                                                                       2,428,680

HOTELS & RESTAURANTS - 3.45%
Hilton Hotels Corporation,
  7.95% due 04/15/2007                             2,250,000           2,359,417
HMH Properties, Incorporated,
  7.875% due 08/01/2005                            3,200,000           3,136,000
Host Marriott Travel Plazas,
  Incorporated, Series B,
  9.50% due 05/15/2005                             1,560,000           1,634,100
                                                                      ----------
                                                                       7,129,517

INDUSTRIALS - 14.12%
American Commercial Lines
  LLC/ACL, 10.25% due
  06/30/2008                                         840,000             852,600
American Standard,
  Incorporated, 7.375% due
  02/01/2008                                       1,615,000           1,615,000
AMSC Acquisition Company,
  Incorporated, Series B,
  12.25% due 04/01/2008                            1,415,000             856,075
APP FIN II Mauritius, Ltd.,
  Series B, Step up to 12.00%
  due 02/15/2004                                     860,000             516,000
AST Research, Incorporated,
  7.45% due 10/01/2002                             1,440,000           1,267,639
Axia,  Incorporated,
  10.75% due 07/15/2008                              705,000             715,575
Building Materialls
  Corporation of America,
  8.00% due 12/01/2008                             1,395,000           1,391,513
Cathay International, Ltd.,
  13.00% due 04/15/2008                            1,250,000             475,000
Cex Holdings, Incorporated,
  9.625% due 06/01/2008                            1,750,000           1,557,500
EES Coke Battery Company,
  Incorporated, 9.382% due
  04/15/2007                                         525,000             508,688
Entex Information Services,
  12.50% due 08/01/2006                              860,000             567,600
Geberit International SA,
  5.63% due 04/15/2007                               250,000             168,757
Glencore Nickel Property,
  Ltd., 9.00% due 12/01/2014                      $1,725,000          $1,380,000
Indah Kiat Finance Mauritius,
  Ltd., 10.00% due 07/01/2007
                                                   1,500,000             795,000
ISP Holdings, Incorporated,
  Series B, 9.00% due
  10/15/2003                                       1,970,000           2,078,350
Mosaic Re, Ltd.,
  10.10% due 07/09/1999                              900,000             905,625
Norampac, Incorporated,
  9.50% due 02/01/2008                             1,555,000           1,570,550
Nortek, Incorporated,
  8.875% due 08/01/2008                            1,900,000           1,938,000
Pindo Deli Finance Mauritius,
  Ltd., 10.75% due 10/01/2007
                                                   2,845,000           1,546,969
Ras Laffan Liquefied Natural
  Gas, 8.294% due 03/15/2014
                                                   1,150,000             947,899
Reliance Industry, Ltd.,
  9.375% due 06/24/2026                              500,000             460,000
RG Receivables, Ltd.,
  9.60% due 02/10/2005                               312,502             250,001
Rhythms Netconnections,
  Incorporated, Step up to
  13.50%, due 05/15/2008                           2,900,000           1,421,000
S D Warren Company,
  12.00% due 12/15/2004                              935,000           1,014,475
Sirona Dental Systems,
  9.125% due 07/15/2008                            1,550,000             924,224
Smithfield Foods,
  Incorporated, 7.625% due
  02/15/2008                                       1,385,000           1,391,925
Vencor Operating,
  Incorporated, 9.875% due
  05/01/2005                                       2,375,000           2,042,500
                                                                      ----------
                                                                      29,158,465

LEISURE TIME - 3.73%
Grand Casino, Incorporated,
  10.125% due 12/01/2003                           1,555,000           1,694,950
Harrahs Operating,
  Incorporated, 7.875% due
  12/15/2005                                         820,000             820,000
Park Place Entertainment
  Corporation, 7.875% due
  12/15/2005                                       1,475,000           1,476,844
Station Casinos, Incorporated,
   8.875% due 12/01/2008                           1,070,000           1,086,050
   9.625% due 06/01/2003                             775,000             803,055
   9.75% due 04/15/2007                              710,000             734,850

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT              VALUE
                                                   ------              -----
LEISURE TIME - CONTINUED
Station Casinos, Incorporated,
   10.125% due 03/15/2006                          $1,035,000         $1,084,162
                                                                      ----------
                                                                       7,699,911

METAL & METAL PRODUCTS - 0.58%
Impress Metal Packaging
   Holdings,
   5.888% due 05/29/2007                              600,000            396,016
   9.875% due 05/29/2007 DEM                        1,200,000            802,382
                                                                      ----------
                                                                       1,198,398

MINING - 0.83%
Groupo Minero Mexico SA De
  CV, Series A, 8.25% due
  04/01/2008                                       $  640,000         $  537,600
Murrin Murrin Holdings
  Property, 9.375% due
  08/31/2007                                        1,340,000          1,179,200
                                                                      ----------
                                                                       1,716,800

PETROLEUM SERVICES - 1.78%
Husky Oil, Ltd.,
  8.90% due 08/15/2028                                965,000            996,242
R & B Falcon Corporation,
  9.50% due 12/15/2008                                725,000            725,000
Synder Oil Corporation,
  8.75% due 06/15/2007                              2,045,000          1,963,200
                                                                      ----------
                                                                       3,684,442

POLLUTION CONTROL - 0.76%
Norcal Waste Systems,
  Incorporated, Series B,
  Step up to 13.50% due
  11/15/2005                                        1,415,000          1,570,650
                                                                      ----------

PUBLISHING - 1.00%
Outdoor Systems,
  Incorporated, 8.875% due
  06/15/2007                                        1,935,000          2,065,613
                                                                      ----------

RETAIL GROCERY - 0.71%
Southland Corporation,
  5.00% due 12/15/2003                              1,679,000          1,477,520
                                                                      ----------

RETAIL TRADE - 2.77%
K Mart Funding Corporation,
  Series F, 8.80% due
  07/01/2010                                        3,025,000          3,192,888
Musicland Group, Incorporated,
    9.00% due 06/15/2003                           $  865,000         $  826,075
   9.875% due 03/15/2008                            1,745,000          1,710,100
                                                                      ----------
                                                                       5,729,063

SANITARY SERVICES - 0.23%
Allied Waste North America,
  7.875% due 01/01/2009                               470,000            475,875
                                                                      ----------

SOFTWARE - 0.39%
Psinet, Incorporated,
  10.00% due 02/15/2005                               825,000            808,500
                                                                      ----------

STEEL - 0.18%
Algoma Steel, Incorporated,
  12.375% due 07/15/2005                              385,000            288,750
NSM Steel, Incorporated,
  12.25% due 02/01/2008                               730,000             87,600
                                                                      ----------
                                                                         376,350

TELECOMMUNICATIONS SERVICES - 10.09%
Adelphia Communications
  Corporation,
     8.375% due 02/01/2008                          1,315,000          1,348,975
   Series B, 9.875% due
  03/01/2007                                          275,000            304,219
Americian Cellular
  Corporation, 10.50% due
  05/15/2008                                       1,340,000           1,299,800
Centennial Cellular Operating
  Company, 10.75% due
  12/15/2008                                         865,000             871,487
Comcast Cellular Holdings,
  Incorporated, Series B,
  9.50% due 05/01/2007****                           310,000             329,375
Esprit Telecom Group, PLC,
  11.50% due 12/15/2007                            1,200,000             748,830
Global Crossings Holdings,
  Ltd., 9.625% due 05/15/2008
                                                   2,260,000           2,373,000
Globalstar LP,
  11.375% due 02/15/2004                           1,115,000             836,250
Iridium Capital Corporation,
  Series A, 13.00% due
  07/15/2005                                       1,740,000           1,592,100
Metromedia Fiber Network,
  Incorporated, 10.00% due
  11/15/2008                                         990,000           1,014,750
Multicanal SA,
  10.50% due 04/15/2018                              635,000             506,412


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                PRINCIPAL
                                                 AMOUNT                 VALUE
                                                 ------                 -----
TELECOMMUNICATIONS SERVICES - CONTINUED
NTL, Incorporated,
  10.75% due 04/01/2008                         $ 2,275,000          $ 2,116,631
RCN Corporation,
   Step up to 9.80% due
  02/15/2008                                      1,125,000              613,125
   Step up to 11.125% due
  10/15/2007                                      2,565,000            1,487,700
Rogers Cantel, Incorporated,
  8.30% due 10/01/2007                            1,820,000            1,829,100
Rogers Communications,
  Incorporated,
     8.875% due 07/15/2007                        1,600,000            1,648,000
   9.125% due 01/15/2006                            460,000              477,250
Satelites Mexicanos SA De CV,
  10.125% due 11/01/2004                          1,825,000            1,460,000
                                                                     -----------
                                                                      20,857,004

TELEPHONE - 17.82%
CTI Holdings SA,
  Step up to 11.50% due
  04/15/2008                                      1,325,000              596,250
Dial Call Communications,
  Incorporated, Series B,
  Step up to 10.25% due
  12/15/2005                                        250,000              246,250
Dobson Communications
  Corporation, 11.75% due
  04/15/2007                                        985,000              980,075
Dolphin Telecom PLC,
  Step up to 11.625% due
  06/01/2008 ECU                                  2,070,000              789,335
Espirit Telecom Group, PLC,
  11.00% due 06/15/2008                         $ 1,850,000          $ 1,118,370
Flag, Ltd.,
  8.25% due 01/30/2008                              950,000              931,000
Hermes Europe Railtel BV,
   10.375% due 01/15/2009                           450,000              454,500
   11.50% due 08/15/2007                          1,025,000            1,076,250
Intermedia Communications,
  Incorporated, Series B,
  Step up to 11.25% due
  07/15/2007                                      3,600,000            2,448,000
IXC Communications,
  Incorporated, 9.00% due
  04/15/2008                                      2,600,000            2,619,500
Lenfest Communications,
  Incorporated, 7.625% due
  02/15/2008                                      2,150,000            2,214,500
Level 3 Communications,
  Incorporated, 9.125% due
  05/01/2008                                      1,570,000            1,556,262
Nextel Communications,
  Incorporated, Step up to
  10.65% due 09/15/2007                        $  6,550,000         $  4,208,375
NEXTEL Communications,
  Incorporated, Step up to
  9.75% due 08/15/2004                            2,725,000            2,643,250
Nextlink Communications,
   Incorporated,
   9.45% due 04/15/2008                           2,755,000            1,584,125
   10.75% due 11/15/2008                            350,000              357,875
Occidente y Caribe Celular,
  Series B, Step up to 14.00%
  due 03/15/2004                                    900,000              666,000
Onepoint Communications
  Corporation, 14.50% due
  06/01/2008                                      1,200,000              636,000
Philippine Long Distance
  Telephone Company, 7.85%
  due 03/06/2007                                  1,585,000            1,339,325
   9.25% due 06/30/2006                             200,000              185,000
Primus Telecommunication
  Group, Incorporated, 9.875%
  due 05/15/2008                                  1,695,000            1,614,487
PTC International Financial
  BV, Step up to 10.75% due
  07/01/2007                                      2,480,000            1,686,400
Qwest Communications
  International, Incorporated,
     Step up to 8.29% due
  02/01/2008                                      1,900,000            1,425,000
   Step up to 9.47% due
  10/15/2007                                      1,130,000              878,575
   10.875% due 04/01/2007                           146,000              165,710
RSL Communications PLC,
   9.125% due 03/01/2008                          1,470,000            1,337,700
  10.00% due 03/15/2008 DEM                       3,400,000            1,124,595
   Step up to 10.125% due
  03/01/2008                                   $  1,750,000         $    997,500
   12.00% due 11/01/2008                            400,000              412,000
   12.25% due 11/15/2006                             46,000               48,300
Viatel, Incorporated,
   Step up to 12.50% due
  04/15/2008                                        825,000              486,750
                                                                    ------------
                                                                      36,827,259

TOTAL CORPORATE BONDS
(Cost: $171,511,520)                                                $162,845,935
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                             PRINCIPAL
                                                             AMOUNT              VALUE
CONVERTIBLE BONDS - 0.15%
TELECOMMUNICATIONS SERVICES - 0.15%
Total Access Communication
  Public Company, Ltd., 2.00%
  due 05/15/2006                                            $    400,000       $    300,000
                                                                               ------------

TOTAL CONVERTIBLE BONDS
(Cost: $402,000)                                                               $    300,000
                                                                               ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.10%
CA FM Lease Trust,
  8.50% due 07/15/2017                                      $  1,659,003       $  1,805,775
DLJ Mortgage Acceptance
  Corporation, Series
  1997-CF2, Class S, IO,
  0.3571% due 10/15/2015                                      20,759,185            467,055
                                                                               ------------
                                                                                  2,272,830

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $2,268,908)                                                             $  2,272,830
                                                                               ------------

ASSET BACKED SECURITIES - 2.31%
Aircraft Lease Portfolio
  Securitization, Ltd.,
  Series 1996-1, Class DX,
  12.75% due 06/15/2006                                     $    942,865       $    942,840
DR Structured Finance, Series
  A-1, 6.66% due 08/15/2010                                      616,797            582,293
   Series A-2, 7.43% due
  08/15/2018                                                     375,000            338,065
   Series  A-2, 8.375% due
  08/15/2015                                                     550,000            541,042
   Series 94K2, 9.35% due
  08/15/2019                                                     400,000            416,844
Jet Equipment Trust, Series
  C1, 11.79% due 06/15/2013                                      300,000            393,864
Long Beach Acceptance Auto
  Business, 14.22% due
  10/25/2003                                                     730,873            726,618
OHA Auto Grantor Trust,
  Series 1997-1, Class A,
  11.00% due 01/15/2004                                          399,503            387,928
Securitized Multiple Asset
  Rated  Trust, Series 1997,
  Class 5, 7.72% due
  04/15/2005                                                     545,294            436,952
                                                                               ------------
                                                                                  4,766,446

TOTAL ASSET BACKED SECURITIES
(Cost: $4,799,978)                                                             $  4,766,446
                                                                               ------------
PRINCIPAL AMOUNT
SHORT TERM INVESTMENTS - 8.69%
$17,935,954 Navigator Securities
            Lending Trust, 5.17%                                               $ 17,935,954
                                                                               ------------

REPURCHASE AGREEMENTS - 4.70%

$9,707,000 Repurchase Agreement with State
           Street Bank & Trust Company dated
           12/31/1998 at 4.00%, to be repurchased
           at $9,711,314 on 01/04/1999,
           collateralized by $8,470,000 U.S.
           Treasury Notes, 7.875% due 11/15/2004
           (valued at $9,905,987, including interest)                          $  9,707,000
                                                                               ------------

TOTAL INVESTMENTS (HIGH YIELD TRUST)
(Cost: $214,744,353)                                                           $206,488,426
                                                                               ============


STRATEGIC BOND TRUST

                                                     SHARES              VALUE
                                                     ------              -----
PREFERRED STOCK - 0.00%
ELECTRIC UTILITIES - 0.00%
TCR Holdings                                           18,019           $  1,071
                                                                        --------
                                                                           1,071

TOTAL PREFERRED STOCKS
(Cost: $1,071)                                                          $  1,071
                                                                        --------

WARRANTS - 0.03%
FINANCIAL SERVICES - 0.00%
BPC Holdings Corporation,
  (Expiration date
  04/15/2004; strike price
  $18.797) *                                            1,000           $      0
                                                                        --------

TELEPHONE - 0.00%
In Flight Phone Corporation,
  (Expiration date 2002)                                1,500                  0
Wireless One, Incorporated,
  (Expiration date
  10/19/2000; strike price
  $11.50) *                                             2,250                 23
                                                                        --------
                                                                              23

REPUBLIC OF ARGENTINA - 0.03%
Republic of Argentina,
  (Expiration date
  12/03/1999; strike price
  $1.00) *                                              4,000            180,000
                                                                        --------

TOTAL WARRANTS
(Cost: $0)                                                              $180,023
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES             VALUE
                                                    ------             -----
RIGHTS - 0.01%
GOVERNMENT OF MEXICO - 0.00%
Goverment of Mexico,
  (Expiration date 2003)                          13,861,000         $         0
                                                                     -----------

TRUCKING & FREIGHT - 0.01%
Terex Corporation, (Expiration date
  05/15/2002; strike price $20)*                       4,000              56,500
                                                                     -----------

TOTAL RIGHTS
(Cost: $0)                                                           $    56,500
                                                                     -----------


                                                  PRINCIPAL
                                                   AMOUNT               VALUE
                                                   ------               -----
U.S. TREASURY OBLIGATIONS - 8.62%
U.S. TREASURY BONDS - 1.86%
3.625% due 04/15/2028                            $   460,000         $   446,200
5.25% due 11/15/2028***                            5,000,000           5,118,750
5.50% due 08/15/2028                               3,000,000           3,140,160
6.125% due 11/15/2027                                920,000           1,029,820
6.375% due 08/15/2027                                300,000             344,811
                                                                     -----------
                                                                      10,079,741

U.S. TREASURY NOTES - 6.76%
4.75% due 11/15/2008***                            6,065,000           6,112,368
5.25% due 08/15/2003                                 800,000             820,376
5.50% due 02/15/2008                                 650,000             688,798
5.625% due 12/31/2002 -
  05/15/2008***                                    3,300,000           3,453,699
5.875% due 09/30/2002                              5,000,000           5,196,850
6.125% due 08/15/2007***                          12,425,000          13,570,461
6.375% due 03/31/2001                              1,000,000           1,036,560
6.625% due 03/31/2002                              5,500,000           5,813,665
                                                                     -----------
                                                                      36,692,777

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $45,345,069)                                                  $46,772,518
                                                                     -----------


U.S. GOVERNMENT AGENCY
OBLIGATIONS - 11.73%
FEDERAL HOME LOAN BANK - 0.32%
5.89% due 07/24/2000                               1,200,000           1,216,128
5.94% due 06/13/2000                                 500,000             506,560
                                                                     -----------
                                                                       1,722,688

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 0.73%
6.50% TBA**                                        1,250,000           1,258,975
8.00% due 05/01/2010                                 689,949             710,247
8.50% due 05/01/2008                                 405,332             423,689
10.00% due 05/15/2020                              1,323,038           1,436,726
REMIC, IO,759.50% due
  07/15/2006                                          10,413             106,736
                                                                     -----------
                                                                       3,936,373

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 9.88%
6.00% TBA**                                      $34,750,000         $34,293,732
6.50% TBA**                                       10,900,000          10,971,504
13.00% due 11/15/2015                                208,915             249,131
IO, 0.571% due 10/17/2036                         50,895,443           1,414,893
REMIC, IO, 0.639% due
  03/17/2020                                      22,269,654             572,330
REMIC, IO, 0.945% due
  02/17/2002                                      60,977,467           1,478,539
IO, 1.641% due 02/25/2035                         26,863,458           2,108,781
8.80% due 01/25/2019                               1,743,878           1,849,592
REMIC, 10.40% due 04/25/2019
                                                     614,519             677,121
                                                                     -----------
                                                                      53,615,623

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.57%
7.50% due 04/15/2022 -
  02/15/2028                                         3,015,008         3,108,795
                                                                     -----------
                                                                       3,108,795

STUDENT LOAN MARKETING
ASSOCIATION - 0.23%
7.20% due 11/09/2000                                 1,200,000         1,245,744
                                                                     -----------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $63,864,386)                                                  $63,629,223
                                                                     -----------

FOREIGN GOVERNMENT OBLIGATIONS - 20.19%
REPUBLIC OF ARGENTINA - 2.95%
5.75% due 03/31/2023                               $ 7,900,000         5,658,770
Series L, 6.187% due
  03/31/2005                                         7,520,000         6,357,408
11.00% due 12/04/2005                                4,000,000         4,003,800
                                                                     -----------
                                                                      16,019,978

COMMONWEALTH OF AUSTRALIA - 0.06%
7.375% due 02/21/2007                         AUD      450,000           309,394
                                                                     -----------

FEDERAL REPUBLIC OF BRAZIL - 2.53%
9.375% due 04/07/2008                              $15,540,000        10,644,900
10.125% due 05/15/2027                               4,600,000         3,059,000
                                                                     -----------
                                                                      13,703,900

NATIONAL REPUBLIC OF BULGARIA - 0.86%
6.687% due 07/28/2011                                7,000,000         4,690,000
                                                                     -----------

GOVERNMENT OF COSTA RICA - 0.11%
Series B, 6.25% due 05/21/2015
                                                       700,000           577,500

KINGDOM OF DENMARK -1.00%
8.00% due 05/15/2003                          DKK   29,760,000         5,424,725


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                      PRINCIPAL
                                         AMOUNT      VALUE

FOREIGN GOVERNMENT OBLIGATIONS - CONTINUED
REPUBLIC OF ECUADOR - 0.87%
3.25% due 02/27/2015                         $    4,356,872       $    1,753,641
3.50% due 02/28/2025                              6,500,000            2,941,250
                                                                  --------------
                                                                       4,694,891

GOVERNMENT OF FINLAND - 0.21%
6.00% due 04/25/2008                    FIM      5,000,000            1,127,378
                                                                  --------------

FEDERAL REPUBLIC OF GERMANY - 0.89%
4.125% due 07/04/2008                   DEM       1,900,000            1,162,846
4.75% due 07/04/2008                              1,720,000            1,102,530
5.625% due 01/04/2028                             3,770,000            2,549,376
                                                                  --------------
                                                                       4,814,752

REPUBLIC OF GREECE - 1.51%
8.60% due 03/26/2008                    GRD     370,000,000            1,467,414
8.70% due 04/08/2005                            134,000,000              515,882
8.90% due 04/01/2003                          1,277,500,000            4,788,115
11.00% due 02/25/2000                           408,800,000            1,416,077
                                                                  --------------
                                                                       8,187,488

REPUBLIC OF KOREA - 0.28%
8.75% due 04/15/2003                         $    1,500,000            1,527,150
                                                                  --------------

GOVERNMENT OF MEXICO - 2.89%
11.50% due 05/15/2026                             2,500,000            2,706,250
Series W-B, 6.25% due
  12/31/2019                                      4,400,000            3,437,720
Series W-A, 6.25% due
  12/31/2019                                      6,500,000            5,078,450
Series D, 6.097% due
  12/31/2019                                      5,500,000            4,468,750
                                                                  --------------
                                                                      15,691,170

GOVERNMENT OF MOROCCO - 1.15%
6.062% due 01/01/2009                             8,000,000            6,240,000
                                                                  --------------

REPUBLIC OF PANAMA - 0.76%
4.00% due 07/17/2014                              5,500,000            4,097,500
                                                                  --------------

REPUBLIC OF PERU - 0.95%
4.00% due 03/07/2017                              8,200,000            5,145,500
                                                                  --------------

GOVERNMENT OF RUSSIA - 0.00%
FRN 5.96875% due 12/15/2015, Series
  144 A                                             109,451               11,835
FRN 5.96875% due 12/15/2015                          75,773                7,956
                                                                  --------------
                                                                          19,791

REPUBLIC OF SLOVENIA - 0.37%
5.375% due 05/27/2005                   ECU       1,700,000            2,027,015

KINGDOM OF SWEDEN - 0.69%
11.00% due 01/21/1999                   SEK      19,000,000       $    2,346,049
6.50% due 05/05/2008                              9,800,000            1,413,876
                                                                  --------------
                                                                       3,759,925

REPUBLIC OF VENEZUELA - 2.12%
5.937% due 12/18/2007                        $   14,142,838            8,602,381
6.125% due 03/31/2007                             4,654,742            2,891,991
                                                                  --------------
                                                                      11,494,372

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $108,550,370)                         $  109,552,429
                                                                  --------------


CORPORATE BONDS - 31.47%
AEROSPACE - 0.22%
B E Aerospace,
  8.00% due 03/01/2008                       $    1,225,000       $    1,200,500
                                                                  --------------

AGRICULTURAL OPERATIONS - 0.17%
Hines Horticulture,
  11.75% due 10/15/2005                           839,000                895,632
                                                                  --------------

APPAREL & TEXTILES - 0.33%
Collins & Aikman
  Floorcovering, 10.00% due
  01/15/2007                                    1,250,000              1,293,750
Synthetic Industries,
  Incorporated, 9.25% due
  02/15/2007                                      500,000                515,000
                                                                  --------------
                                                                       1,808,750

AUTO PARTS - 0.23%
Hayes Lemmerz International,
  Incorporated, 8.25% due
  12/15/2008                                    1,250,000              1,250,000
                                                                  --------------

BANKING - 1.71%
Euro Investment Bank,
  7.45% due 02/04/1999                 ITL  6,200,000,000              3,770,828
Korea Development Bank,
  9.60% due 12/01/2000                     $    3,000,000              3,013,350
US Bank National Association,

  5.70% due 12/15/2008                          2,500,000              2,482,295
                                                                  --------------
                                                                       9,266,473

BROADCASTING - 1.39%
Capstar Broadcasting
  Partners, 9.25% due
  07/01/2007                                    1,250,000              1,300,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT                VALUE
                                                  ------                -----
BROADCASTING - CONTINUED
Century Communications
  Corporation, zero coupon
  due 01/15/2008                                $ 3,000,000          $ 1,537,500
Chancellor Media Corporation,
  9.375% due 10/01/2004                             500,000              525,000
CSC Holdings, Incorporated,
   7.625% due 07/15/2018                            375,000              372,469
   10.50% due 05/15/2016                          1,000,000            1,175,000
Granite Broadcasting
  Corporation, 8.875% due
  05/15/2008                                      1,000,000              950,000
Marcus Cable Company,
  Step up to 14.25% due
  12/15/2005                                      1,000,000              955,000
SFX Broadcasting,
  Incorporated, 10.75% due
  05/15/2006                                        658,000              730,380
                                                                     -----------
                                                                       7,545,349

BUSINESS SERVICES - 2.20%
CB Richards Ellis Services,
  Incorporated, 8.875% due
  06/01/2006                                      1,250,000            1,225,000
First Data Corporation,
  6.375% due 12/15/2007***                        2,575,000            2,668,035
Jordan Industries,
  Incorporated, Series B,
  Step up to 11.75% due
  04/01/2009                                      2,412,580            1,544,051
Jordan Telecommunication
  Products, Series B, 9.875%
  due 08/01/2007                                  1,000,000              990,000
Pierce Leahy Corporation,
  11.125% due 07/15/2006                          1,250,000            1,368,750
Primark Corporation,
  9.25% due 12/15/2008                            1,500,000            1,507,500
Protection One Alarm,
  8.125% due 01/15/2009                           1,500,000            1,500,000
Williams Scotsman,
  Incorporated, 9.875% due
  06/01/2007                                      1,100,000            1,122,000
                                                                     -----------
                                                                      11,925,336

CHEMICALS - 0.92%
Huntsman Corporation,
  9.50% due 07/01/2007                               1,000,000           995,000
Huntsman Packaging
  Corporation, 9.125% due
  10/01/2007                                         1,200,000         1,194,000
Norsk Hydro A S,
  6.70% due 01/15/2018                               2,050,000         2,037,085
PCI Chemicals Canada,
  Incorporated, 9.25% due
  10/15/2007                                        $1,000,000        $  780,000
                                                                      ----------
                                                                       5,006,085

COMPUTERS & BUSINESS EQUIPMENT - 0.33%
Decisionone Corporation,
  9.75% due 08/01/2007                               1,030,000           473,800
Unisys Corporation,
  7.875% due 04/01/2008                              1,250,000         1,325,000
                                                                      ----------
                                                                       1,798,800

COSMETICS & TOILETRIES - 0.35%
American Safety Razor
  Company, Series B, 9.875%
  due 08/01/2005                                     1,000,000         1,030,000
Revlon Worldwide Corporation,

  Series B, 10.75% due
  03/15/2001                                         1,500,000           862,500
                                                                      ----------
                                                                       1,892,500

CRUDE PETROLEUM & NATURAL GAS - 0.22%
Frontier Oil Corporation,
  Series A, 9.125% due
  02/15/2006                                         1,250,000         1,171,875
                                                                      ----------

DRUGS & HEALTH CARE - 1.48%
Cole National Group,
  Incorporated, 8.625% due
  08/15/2007                                         1,275,000         1,249,500
Dade International,
  Incorporated, 11.125% due
  05/01/2006                                         1,000,000         1,100,000
Dailey International,
  Incorporated, 9.50% due
  02/15/2008                                         1,000,000           460,000
Fisher Scientific
  International,
  Incorporated, 9.00% due                              750,000           742,500
  02/01/2008
Fresenius Medical Care,
   Capital Trust, 9.00% due
   12/01/2006                                          750,000           780,000
Maxxim Medical, Incorporated,

  10.50% due 08/01/2006                              1,000,000         1,065,000
Packard BioScience,
  Incorporated, 9.375% due
  03/01/2007                                           900,000           855,000
Prime Medical Services,
  Incorporated, 8.75% due
  04/01/2008                                         1,000,000           940,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------



                                                   PRINCIPAL
                                                     AMOUNT             VALUE
DRUGS & HEALTH CARE - CONTINUED
Universal Hospital Services,
  Incorporated, 10.25% due
  03/01/2008                                       $1,000,000         $  852,500
                                                                      ----------
                                                                       8,044,500

EDUCATIONAL SERVICES - 0.23%
Kindercare Learning Centre,
  Incorporated, 9.50% due
  02/15/2009                                        1,250,000          1,243,750
                                                                      ----------

ELECTRICAL EQUIPMENT - 0.18%
SC International Services,
  Incorporated, Series B,
  9.25% due 09/01/2007                              1,000,000          1,000,000
                                                                      ----------

ELECTRIC UTILITIES - 0.09%
Transamerican Energy Corporation,
   11.50% due 06/15/2002                              750,000            217,500
   Series B, Step up to
  13.00% due 06/15/2002                             1,050,000            294,000
                                                                      ----------
                                                                         511,500

ELECTRONICS - 0.21%
Amphenol Corporation,
  9.875% due 05/15/2007                            1,100,000           1,122,000
                                                                     -----------

FINANCIAL SERVICES - 2.70%
Contifinancial Corporation,
  8.125% due 04/01/2008                            1,000,000             700,000
DVI, Incorporated,
   9.875% due 02/01/2004                           1,500,000           1,455,000
Foamex Capital Corporation,
  9.875% due 06/15/2007                              750,000             810,000
Forest City Enterprises,
  Incorporated, 8.50% due
  03/15/2008                                       1,000,000           1,000,000
Intertek Finance PLC, Series
  B, 10.25% due 11/01/2006                         1,250,000           1,125,000
Mediacom LLC/Capital
  Corporation, Series B,
  8.50% due 04/15/2008                             1,000,000           1,025,000
Merrill Lynch & Company,
  Incorporated, 6.00% due
  11/15/2004                                       1,020,000           1,023,601
Nordiska Investeringsbanken,
  17.75% due 04/15/2002 PLZ                        3,160,000           1,024,074
Paine Webber Group,
  Incorporated, 7.00% due
  03/01/2000***                                  $ 1,700,000         $ 1,715,912
Sudwestdeutsche LBank
  Capital, 17.50% due
  05/05/2003 PLZ                                 $ 2,470,000         $   827,556
TPSA Finance,
  7.75% due 12/10/2008                             2,300,000           2,270,792
United States Leasing
  International, 8.45% due
  01/25/2005                                       1,500,000           1,701,885
                                                                     -----------
                                                                      14,678,820

FOOD & BEVERAGES - 0.81%
CFP Holdings, Incorporated,
  Series B, 11.625% due
  01/15/2004                                       1,100,000             836,000
Delta Beverage Group,
  Incorporated, 9.75% due
  12/15/2003                                       1,000,000           1,040,000
Dole Foods, Incorporated,
  6.75% due 07/15/2000                             1,500,000           1,502,460
Imperial Holly Corporation,
  9.75% due 12/15/2007                             1,000,000             990,000
                                                                     -----------
                                                                       4,368,460

FOREST PRODUCTS - 0.09%
Doman Industries, Ltd.,
  8.75% due 03/15/2004                               650,000             513,500
                                                                     -----------

FUNERAL SERVICES - 0.37%
Service Corporation
  International, 6.00% due
  12/15/2005                                       2,000,000           1,980,960
                                                                     -----------

FURNITURE & FIXTURES - 0.18%
Sealy Mattress Company,
  9.875% due 12/15/2007                            1,000,000             950,000
                                                                     -----------

GAS & PIPELINE UTILITIES - 0.42%
Praxair, Incorporated,
  6.15% due 04/15/2003                             2,300,000           2,294,595
                                                                     -----------

HOTELS & RESTAURANTS - 0.45%
HMH Properties, Incorporated,
   Series B, 7.875% due 08/01/2008
                                                   1,000,000             972,500
   Series C, 8.45% due
    12/01/2008                                       250,000             250,000
Prime Hospitality
  Corporation, 9.75% due
  04/01/2007                                       1,200,000           1,206,000
                                                                     -----------
                                                                       2,428,500


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT               VALUE
                                                   ------               -----
HOUSEHOLD PRODUCTS - 0.28%
Ekco Group, Incorporated,
  Series B, 9.25% due
  04/01/2006                                      $1,500,000          $1,500,000
                                                                      ----------

INDUSTRIALS - 3.90%
Advance Stores, Incorporated,
  10.25% due 04/15/2008                            1,000,000           1,010,000
APP FIN II Mauritius, Ltd.,
  Series B, Step up to 12.00%
  due 02/15/2004                                   1,000,000             600,000
Breed Technologies,
  Incorporated, 9.25% due
  04/15/2008                                       1,000,000             880,000
Comdisco, Incorporated,
  6.13% due 08/01/2007***                          2,500,000           2,480,800
Empress Entertainment,
  Incorporated, 8.125% due
  07/01/2006                                       1,000,000           1,005,000
Falcon Holding Group LP,
  Series B, 8.375% due
  04/15/2010                                       1,000,000           1,005,000
Furon Company,
  8.125% due 03/01/2008                              750,000             742,500
High Voltage Engineering
  Corporation, 10.50% due
  08/15/2004                                       1,000,000             945,000
Holt Group, Incorporated,
  9.75% due 01/15/2006                             1,000,000             690,000
Indesco International,
  Incorporated, 9.75% due
  04/15/2008                                         750,000             705,000
International Utility
  Structures, 10.75% due
  02/01/2008                                       1,075,000           1,010,500
ISP Holdings, Incorporated,
  Series B, 9.00% due
  10/15/2003                                         750,000             791,250
Lin Holdings Corporation,
  Step up to 10.00% due
  03/01/2008                                       1,750,000           1,207,500
Mastec, Incorporated,
  7.75% due 02/01/2008                               750,000             723,750
NBTY, Incorporated, Series B,
  8.625% due 09/15/2007                            1,000,000             975,000
Nebco Evans Holding Company,
  Step up to 12.375% due
  07/15/2007                                       1,500,000             720,000
P&L Coal Holdings
  Corporation, Series B,
   8.875% due 05/15/2008                             250,000             255,000
   9.625% due 05/15/2008                             500,000             505,000
Polymer Group, Incorporated,
   8.75% due 03/01/2008                          $   875,000         $   859,687
   9.00% due 07/01/2007                              275,000             272,250
Raytheon Company,
  6.15% due 11/01/2008                             1,200,000           1,222,044
RG Receivables, Ltd.,
  9.60% due 02/10/2005                             1,339,286           1,071,429
Stellex Industries,
  Incorporated, 9.50% due
  11/01/2007                                       1,000,000             862,500
Vencor Operating,
  Incorporated, 9.875% due
  05/01/2005                                         750,000             645,000
                                                                     -----------
                                                                      21,184,210

INSURANCE - 0.32%
Aetna Services, Incorporated,
  7.625% due 08/15/2026                            1,700,000           1,727,591
                                                                     -----------

LEISURE TIME - 0.93%
Grand Casinos, Incorporated,
  Series B, 9.00% due
  10/15/2004                                       1,000,000           1,125,000
Harrahs Operating,
  Incorporated, 7.875% due
  12/15/2005                                       1,250,000           1,250,000
Park Place Entertainment
  Corporation, 7.875% due
  12/15/2005                                       1,500,000           1,501,875
Sun International Hotels,
  Ltd., 8.625% due 12/15/2007                      1,125,000           1,153,125
                                                                     -----------
                                                                       5,030,000

LIQUOR - 0.14%
Stroh Brewery Company,
  11.10% due 07/01/2006                            1,000,000             750,000
                                                                     -----------

METAL & METAL PRODUCTS - 0.51%
Envirosource, Incorporated,
  9.75% due 06/15/2003                               735,000             683,550
International Knife & Saw,
  Incorporated, 11.375% due
  11/15/2006                                       1,000,000           1,025,000
Renco Metals, Incorporated,
  11.50% due 07/01/2003                            1,000,000           1,040,000
                                                                     -----------
                                                                       2,748,550

MINING - 0.16%
Murrin Murrin Holdings
  Property, 9.375% due
  08/31/2007                                       1,000,000             880,000
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                     ------             -----
NEWSPAPERS - 0.18%
Garden State Newspapers,
  Incorporated, 8.75% due
  10/01/2009                                       $1,000,000         $1,000,000
                                                                      ----------

OFFICE FURNISHINGS & SUPPLIES - 0.36%
Staples, Incorporated,
  7.125% due 08/15/2007***                          1,950,000          1,977,963
                                                                      ----------

PAPER - 0.18%
Mail-WelI Corporation,
  8.75% due 12/15/2008                              1,000,000          1,000,000
                                                                      ----------

PETROLEUM SERVICES - 0.93%
Bellwether Exploration
  Company, 10.875% due
  04/01/2007                                        1,000,000          1,010,000
Benton Oil & Gas Company,
  11.625% due 05/01/2003                            1,000,000            580,000
Costilla Energy,
  Incorporated, 10.25% due                            750,000            570,000
  10/01/2006
Occidental Petroleum
  Corporation, 9.25% due
  08/01/2019***                                     2,225,000          2,554,656
United Refining Company,
  Series B, Step up to 10.75%
  due 06/15/2007                                      500,000            345,000
                                                                      ----------
                                                                       5,059,656

PLASTICS - 0.45%
Berry Plastics,
  12.25% due 04/15/2004                             1,150,000          1,198,875
Key Plastics, Incorporated,
  10.25% due 03/15/2007                               500,000            467,500
Plastic Containers,
  Incorporated, Series B,
  10.00% due 12/15/2006                               750,000            780,000
                                                                      ----------
                                                                       2,446,375

POLLUTION CONTROL - 0.36%
Loomis Fargo & Company,
  10.00% due 01/15/2004                             1,000,000            920,000
Safety-Kleen Services,
  Incorporated, 9.25% due
  06/01/2008                                        1,000,000          1,030,000
                                                                      ----------
                                                                       1,950,000

PUBLISHING - 0.74%
American Media Operations,
  Incorporated, 11.625% due
  11/15/2004                                        1,150,000          1,178,750
Big Flowers Press Holdings,
  Incorporated, 8.625% due
  12/01/2008                                       $1,250,000         $1,262,500
Hollinger International
  Publishing, Incorporated,
  9.25% due 03/15/2007                              1,500,000          1,575,000
                                                                      ----------
                                                                       4,016,250

REAL ESTATE - 0.23%
Radnor Holdings Corporation,
  10.00% due 12/01/2003                             1,250,000          1,256,250
                                                                      ----------

RETAIL GROCERY - 0.47%
Carr Gottstein Foods Company,
  12.00% due 11/15/2005                             1,000,000          1,140,000
Jitney-Jungle Stores of
  America, Incorporated,
  12.00% due 03/01/2006                             1,250,000          1,387,500
                                                                      ----------
                                                                       2,527,500

RETAIL TRADE - 0.73%
Finlay Enterprises,
  Incorporated, 9.00% due
  05/01/2008                                          500,000            430,000
Finlay Fine Jewelry
  Corporation, 8.375% due
  05/01/2008                                         1,000,000           880,000
French Fragrances,
  Incorporated, Series B,
  10.375% due 05/15/2007                               840,000           829,500
Hills Stores Company, Series
  B, 12.50% due 07/01/2003                             500,000           350,000
Maxim Group, Incorporated,
  9.25% due 10/15/2007                                 500,000           490,000
Musicland Group,
  Incorporated, 9.875% due
  03/15/2008                                         1,000,000           980,000
                                                                       ---------
                                                                       3,959,500
SANITARY SERVICES - 0.28%
Allied Waste North America,
  7.875% due 01/01/2009                              1,500,000         1,518,750
                                                                       ---------

SOFTWARE - 0.19%
Alvey Systems, Incorporated,
  11.375% due 01/31/2003                             1,000,000         1,010,000
                                                                       ---------

TELECOMMUNICATIONS SERVICES - 1.59%
Adelphia Communications
  Corporation, Series B,
     9.875% due 03/01/2007                             525,000           580,781
   10.50% due 07/15/2004                               475,000           520,125


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT              VALUE
                                                   ------              -----
TELECOMMUNICATIONS SERVICES - CONTINUED
Centennial Cellular Operating
  Company, 10.75% due
  12/15/2008                                    $  1,250,000        $  1,259,375
Comcast Cellular Holdings,
  Incorporated, Series B,
  9.50% due 05/01/2007                             1,000,000           1,062,500
Diamond Cable Communications
  PLC, Step up to 11.75% due
  12/15/2005
                                                     750,000             616,875
ICG Holdings, Incorporated,
  Step up to 13.50% due
  09/15/2005                                       1,250,000           1,037,500
International Cabletel,
  Incorporated, Series B,
  Step up to 11.50% due
  02/01/2006                                       1,500,000           1,260,000
Telewest Communication PLC,
  Step up to 11.00% due
  10/01/2007                                       1,500,000           1,248,750
United International
  Holdings, Incorporated,
  Step up to                                       2,000,000           1,060,000
   10.75% due 02/15/2008
                                                                    ------------
                                                                       8,645,906

TELEPHONE - 2.01%
British Telecom PLC,
  7.00% due 05/23/2007                             5,080,000           5,584,825
GST Network Funding,
  Incorporated, Step up to
  10.50% due 05/01/2008                            1,000,000             440,000
GTE Corporation,
  6.94% due 04/15/2028                               880,000             955,724
Intermedia Communications,
  Incorporated, Series B,
  Step up to 11.25% due
  07/15/2007                                       1,000,000             680,000
L 3 Communications
  Corporation, 8.00% due
  08/01/2008                                         750,000             751,875
Nextel Communications,
  Incorporated, Step up to
  9.95% due 02/15/2008                             1,000,000             600,000
NEXTEL Communications,
  Incorporated, Step up to
  9.75% due 08/15/2004                             1,000,000             970,000
Nextlink Communications,
  Incorporated, 9.00% due
  03/15/2008                                       1,000,000             935,000
                                                                    ------------
                                                                      10,917,424
TRANSPORTATION - 1.25%
Atlantic Express
  Transportation Corporation,
  10.75% due 02/01/2004                         $  1,250,000        $  1,262,500
Axiohm Transaction Solutions,
  9.75% due 10/01/2007                             1,000,000             945,000
Iron, Incorporated,
  10.125% due 10/01/2006                           1,000,000           1,085,000
Navistar International Corporation,
  8.00% due 02/01/2008                             1,000,000           1,017,500
Stena AB,
  10.50% due 12/15/2005                            1,000,000           1,042,500
Teekay Shipping Corporation,
  8.32% due 02/01/2008                               750,000             742,500
TFM SA De C V,
  Step up to 11.75% due
  06/15/2009                                       1,500,000             697,500
                                                                    ------------
                                                                       6,792,500


TOTAL CORPORATE BONDS
(Cost: $178,412,349)                                                $170,796,310
                                                                    ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.43%
DLJ Commercial Mortgage
  Corporation, IO, 0.8514%
  due 11/12/2031                                  41,689,000           2,357,930
DLJ Commercial Mortgage
  Corporation, Series
  1998-CG1, Class S, IO,
  0.707% due 05/10/2023                           47,119,533           2,223,100
First Boston Mortgage
  Securities Corporation
  Strip, Series D, Class I-O,
  IO,10.965% due 05/25/2017
                                                     645,857             156,620
First Union Residential
  Securitization Trust,
  Series 1998-A, Class B2,
  REMIC, 7.00% due 08/25/2028                      1,115,472           1,078,450


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------



                                                 PRINCIPAL
                                                   AMOUNT              VALUE
                                                   ------              -----
COLLATERALIZED MORTGAGE OBLIGATIONS -
    CONTINUED
GE Capital Mortgage Services,
  Incorporated, Series
  1998-14, Class B1, 6.75%
  due 10/25/2028                                  $ 3,798,279        $ 3,552,492
Green Tree Financial
  Corporation, Series 1997-6,
  Class A8, 7.07% due
  09/15/2007***                                     8,130,980          8,301,161
PNC Mortgage Securities
  Corporation, Series
  1998-10, Class 1B, 6.50%
  due 12/25/2028                                    4,464,042          4,085,804
PNC Mortgage Securities
  Corporation, Series
  1998-12, Class IB2, 6.25%
  due 11/28/2028                                    2,222,957          2,089,580
PNC Mortgage Securities
  Corporation, Series 1998-4,
  Class 3B3, 6.75% due
  05/25/2028                                        1,568,992          1,474,853
PNC Mortgage Securities
  Corporation, Series 1998-4,
  Class CB3, 6.838% due
  05/25/2028                                        2,290,426          2,182,409
PNC Mortgage Securities
  Corporation, Series 1998-5,
  Class CB3, 6.7346% due
  07/25/2028                                        2,110,586          1,984,605
                                                                     -----------
                                                                      29,487,004

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $29,945,214)                                                  $29,487,004
                                                                     -----------


ASSET BACKED SECURITIES - 1.44%
Mid State Trust VI,
  7.34% due 07/01/2035***                         $ 7,580,983        $ 7,803,636
                                                                     -----------

TOTAL ASSET BACKED SECURITIES
(Cost: $7,670,353)                                                   $ 7,803,636
                                                                     -----------

PRINCIPAL
AMOUNT                                                VALUE
------                                                -----
SHORT TERM INVESTMENTS - 21.08%
   $62,552,583 Navigator Securities Lending
               Trust, 5.17%                        $62,552,583
    14,000,000 Aeroquip Vickers, Incorporated,
               5.25% due 01/04/1999                 13,993,875
    $4,690,000 Boston Scientific Corporation,
                  6.10% due 01/06/1999              $4,686,027
    15,000,000 Centex Corporation,
                 6.75% due 01/07/1999               14,983,125
    15,000,000 Consolidation Coal Company,
                 6.02% due 01/08/1999               14,982,442
     3,186,000 J.B. Hunt Transport Services,
                  Incorporated, 5.20% due
                  01/04/1999                         3,184,619
                                                  ------------
                                                  $114,382,671
TOTAL INVESTMENTS   (STRATEGIC BOND
Trust)  (Cost: $548,171,483)                      $542,661,385
                                                  ============



GLOBAL GOVERNMENT BOND TRUST

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                     ------             -----
U.S. TREASURY OBLIGATIONS - 5.92%
U.S. TREASURY NOTES - 5.92%
5.25% due 08/15/2003                               $ 5,000,000       $ 5,127,350
5.375% due 07/31/2000                                7,000,000         7,076,580
                                                                     -----------
                                                                      12,203,930

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $12,058,251)                                                  $12,203,930
                                                                     -----------


FOREIGN GOVERNMENT OBLIGATIONS - 37.63%
FOREIGN BONDS - 6.49%
Federal National Mortgage Association
6.375% due 08/15/2007                            AUD 6,400,000       $ 4,149,274
Province of Ontario
6.00% due 02/21/2006                               $ 4,000,000         4,182,000
Sachsen-Anhalt
5.00% due 01/08/2009                            DEM  8,000,000         5,049,202
                                                                     -----------
                                                                      13,380,476

COMMONWEALTH OF AUSTRALIA - 2.00%
Queensland Treasury
6.50% due 06/14/2005                            AUD  6,300,000         4,124,977
                                                                     -----------

GOVERNMENT OF CANADA - 7.93%
5.25% due 11/05/2008                               $ 9,000,000         9,144,000
6.625% due 10/03/2007                           NZD 13,500,000         7,219,204
                                                                     -----------
                                                                      16,363,204

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------



                                                PRINCIPAL
                                                 AMOUNT                VALUE
                                                 ------                -----

FOREIGN GOVERNMENT OBLIGATIONS - CONTINUED
GOVERNMENT OF FRANCE - 4.00%
zero coupon due 10/25/2025                FRF    95,000,000            4,455,196
4.00% due 04/25/2009                             21,000,000            3,786,085
                                                                  --------------
                                                                       8,241,281

FEDERAL REPUBLIC OF GERMANY - 4.16%
zero coupon due 01/04/2028                DEM    24,000,000            3,398,536
4.75% due 07/04/2028                              8,700,000            5,187,843
                                                                  --------------
                                                                       8,586,379

REPUBLIC OF GREECE - 2.03%
7.50% due 05/20/2013                      GRD   560,000,000            2,113,906
8.90% due 03/21/2004                            545,000,000            2,078,703
                                                                  --------------
                                                                       4,192,609

REPUBLIC OF ITALY - 6.86%
4.75% due 05/01/2003                      ITL 8,000,000,000            5,109,317
zero coupon due 01/10/2001                   $   10,000,000            9,037,500
                                                                  --------------
                                                                      14,146,817

KINGDOM OF SWEDEN - 4.16%
5.00% due 01/28/2009                      ECU     3,900,000            4,897,536
zero coupon due 07/31/2000                   $    4,000,000            3,690,000
                                                                  --------------
                                                                       8,587,536

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $76,262,894)                                               $   77,623,279
                                                                  --------------


CORPORATE BONDS - 27.71%
BANKING - 7.94%
Barclays Bank PLC,
  6.50% due 02/16/2004                    GBP     3,000,000            5,220,967
Depfa Pfandebriefbank,
  4.75% due 01/28/2002                    DEM    10,000,000            6,222,249
Frankfurter Hypo Centboden,
  4.75% due 04/12/2002                    DEM     7,000,000            4,359,774
Osterreichische Kontrollbank,
  10.25% due 04/10/2000                   CZK    17,000,000              573,643
                                                                  --------------
                                                                      16,376,633

FINANCIAL SERVICES - 19.77%
Abbey National Treasury
  Services, 4.875% due
  02/24/2003                             ECU     5,500,000             6,769,330
Baden Wurttemberg L Finance,
  5.375% due 02/05/2010                  DEM     3,800,000             2,452,523
Baden-Wuerttemberg L Finance,
  5.125% due 03/05/2004                  ECU     5,500,000             6,864,514
Bremer LB Cap Markets PLC,
  10.375% due 04/14/2000                 CZK    26,000,000               876,729
Deutsche Bank Finance BV,
  zero coupon due
  10/15/2026                             ITL23,600,000,000             3,033,052
Deutsche Finance Netherlands,
  zero coupon due
  10/28/2026                             DEM    25,400,000             3,457,713
Ford Credit Canada, Ltd.,
  14.00% due 11/13/2002                  ZAR    15,000,000             2,311,003
Helaba International Finance PLC,
  7.375% due 12/30/2002                  GBP     3,000,000             5,265,825
KFW International Finance,
  5.75% due 01/15/2008                     $     4,500,000             4,640,625
Suedwestt LB Capital Markets,
  4.625% due 02/17/2003                  ECU     3,650,000             4,464,537
West LB Finance Curacao NV,
  15.25% due 02/07/2000 ZAR                      4,000,000               667,199
                                                                 ---------------
                                                                      40,803,050

TOTAL CORPORATE BONDS
(Cost: $54,609,845)                                              $    57,179,683
                                                                 ---------------


SUPRANATIONAL OBLIGATIONS - 19.97%
Asian Development Bank, zero
  coupon due 08/31/2004                    $     5,000,000       $     3,693,750
Eurofima, 15.50% due
  02/07/2002                            ZAR      6,000,000               991,121
European Investment Bank
   zero coupon due
  02/25/2013                            CZK    140,000,000             1,469,290
   0.478% due 05/30/2008                JPY  1,100,000,000             9,731,667
   6.00% due 12/07/2028                 GBP      1,500,000             2,881,500
   11.00% due 10/10/2001                CZK     22,500,000               791,805
   11.50% due 07/30/2001                CZK     32,000,000             1,134,119
   0.07031 due 05/29/2008               JPY    385,000,000             3,392,972
International Bank for
 Reconstruction and Development
 ( World Bank)
   5.375% due 11/06/2003                NZD     11,250,000             5,786,611
   13.00% due 04/07/2003                ZAR      7,000,000             1,091,094
   16.00% due 08/14/2001                ZAR     14,000,000             2,379,760
zero coupon due 09/20/1999              JPY    265,000,000             2,341,165
zero coupon due 07/14/2027              ZAR    600,000,000             2,610,224
zero coupon due 08/20/2007              NZD      7,500,000             2,293,925
zero coupon due 12/29/2028              ZAR    150,000,000               620,724
                                                                 ---------------
                                                                      41,209,727

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $40,240,253)                                              $    41,209,727
                                                                 ---------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
SHORT TERM INVESTMENTS - 8.09%
$16,679,123 Navigator Securities Lending
            Trust, 5.17%                                            $ 16,679,123
                                                                    ------------

REPURCHASE AGREEMENTS - 0.68%
 $1,396,000 Repurchase Agreement with State
            Street Bank & Trust Company dated
            12/31/1998 at 4.00%, to be
            repurchased at $1,396,620 on
            01/04/1999, collateralized by
            $1,260,000 U.S. Treasury Notes,
            7.25% due 05/15/2004 (valued at
            $1,424,383, including interest)                         $  1,396,000
                                                                    ------------

TOTAL INVESTMENTS (GLOBAL GOVERNMENT
BOND TRUST)  (Cost: $201,246,366)
                                                                    $206,291,742
                                                                    ============


CAPITAL GROWTH BOND TRUST

                                                 PRINCIPAL
                                                   AMOUNT               VALUE
                                                   ------               -----
U.S. TREASURY OBLIGATIONS - 39.96%
U.S. TREASURY BONDS - 7.64%
6.375% due 08/15/2027                            $ 2,995,000         $ 3,442,363
6.625% due 02/15/2027                              1,065,000           1,259,693
6.75% due 08/15/2026                                 235,000             281,523
                                                                     -----------
                                                                       4,983,579

U.S. TREASURY NOTES - 32.32%
4.625% due 11/30/2000                              1,000,000           1,000,620
5.875% due 02/28/1999                              3,000,000           3,005,610
6.125% due 08/15/2007                              6,100,000           6,662,359
6.375% due 05/15/1999                              1,000,000           1,006,250
6.50% due 08/31/2001                               5,600,000           5,856,368
7.25% due 05/15/2004                                 800,000             896,624
7.50% due 02/15/2005                               1,500,000           1,717,500
7.875% due 11/15/2004                                800,000             926,872
                                                                     -----------
                                                                      21,072,203

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $25,311,005)                                                  $26,055,782
                                                                     -----------

FOREIGN GOVERNMENT OBLIGATIONS - 1.72%
FOREIGN BONDS - 1.72%
Province of Quebec,
   8.80% due 04/15/2003                             $1,000,000        $1,122,130
                                                                      ----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,089,042)                                                    $1,122,130
                                                                      ----------

CORPORATE BONDS - 42.61%
AUTOMOBILES - 5.04%
Chrysler Corporation,
  7.45% due 02/01/2097                              $2,000,000        $2,274,480
Ford Motor Credit Company,
  6.375% due 04/15/2000                              1,000,000         1,013,220
                                                                      ----------
                                                                       3,287,700

BANKING - 6.80%
Bank New York, Incorporated,
  6.625% due 06/15/2003                              1,000,000         1,043,800
Bank Nova Scotia Halifax,
  9.00% due 10/01/1999                               1,000,000         1,026,725
Citicorp,
  7.125% due 06/01/2003                              1,000,000         1,057,390
Republic New York
  Corporation, 9.50% due
  04/15/2014                                         1,000,000         1,305,890
                                                                      ----------
                                                                       4,433,805

ELECTRIC UTILITIES - 4.75%
Baltimore Gas & Electric
  Company, 6.125% due
  07/01/2003                                         1,000,000         1,027,870
Northern States Power Company
  Minnesota, 6.375% due
  04/01/2003                                         1,000,000         1,031,300
Pacific Gas & Electric
  Company, 6.25% due
  08/01/2003                                         1,000,000         1,034,710
                                                                      ----------
                                                                       3,093,880

FINANCIAL SERVICES - 9.70%
Bear Stearns Capital Trust I,
  Incorporated, 7.00% due
  01/15/2027                                         1,000,000         1,003,199
Commercial Credit Group,
  Incorporated, 7.375% due
  04/15/2005                                         1,000,000         1,087,650
Donaldson Lufkin & Jenrette,
  5.625% due 02/15/2016                              1,000,000           988,160
Fifth Third Capital Trust I,
  Incorporated, Series A,
  8.136% due 03/15/2027                              1,000,000         1,130,050

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                     ------            -----
FINANCIAL SERVICES - CONTINUED
Household Finance
  Corporation, 7.75% due
  06/01/1999                                       $ 1,000,000       $ 1,009,340
Southern Company Capital
  Trust I, 8.19% due
  02/01/2037                                         1,000,000         1,105,770
                                                                     -----------
                                                                       6,324,169

FUNERAL SERVICES - 1.57%
Service Corporation
  International, 6.75% due
  06/01/2001                                         1,000,000         1,023,510
                                                                     -----------

GAS & PIPELINE UTILITIES - 1.60%
Columbia Gas Systems,
  Incorporated, 7.05% due
  11/28/2007                                         1,000,000         1,042,660
                                                                     -----------

HOUSEHOLD PRODUCTS - 2.04%
Procter & Gamble-ESOP, Series
  A, 9.36% due 01/01/2021
                                                     1,000,000         1,330,400
                                                                     -----------

INSURANCE - 1.67%
Zurich Reinsurance Centre
  Holdings, Incorporated,
  7.125% due 10/15/2023                              1,000,000         1,090,400
                                                                     -----------

NEWSPAPERS - 1.72%
News America Holdings,
  Incorporated, 8.50% due
  02/15/2005                                         1,000,000         1,122,270
                                                                     -----------

PETROLEUM SERVICES - 1.66%
Ultramar Corporation,
  8.00% due 03/15/2005                               1,000,000         1,084,490
                                                                     -----------

REAL ESTATE - 1.63%
MEPCO Finance, Incorporated
  7.50% due 05/01/2003                               1,000,000         1,065,210
                                                                     -----------

TELEPHONE - 2.98%
Bellsouth Savings, ESOT,
  9.19% due 07/01/2003                                 591,974           652,035
GTE Corporation,
  8.75% due 11/01/2021                               1,000,000         1,288,180
                                                                     -----------
                                                                       1,940,215

TOYS, AMUSEMENTS & SPORTING GOODS - 1.45%
Brunswick Corporation,
  7.125% due 08/01/2027                            $ 1,000,000       $   945,720
                                                                     -----------

TOTAL CORPORATE BONDS
(Cost: $25,711,593)                                                  $27,784,429
                                                                     -----------


COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.10%
Residential Funding Mortgage
  Security I, Incorporated,
  Series 1996-S1, Class A12,
  7.25% due 01/25/2026
                                                   $ 1,000,000       $ 1,024,961
Residential Funding Mortgage
  Security I, Incorporated,
  Series 1996-S3, Class A5,
  7.25% due 01/25/2026
                                                     971,317             995,454
                                                                      ----------
                                                                       2,020,415

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $1,974,241)                                                    $2,020,415
                                                                      ----------


ASSET BACKED SECURITIES - 4.65%
Carco Auto Loan Master Trust,
  Series 1997 1, Class A,
  6.689% due 08/15/2004                           $1,000,000          $1,004,280
Discover Card Master Trust 1,
  Series 97 2, Class A,
  6.792% due 04/16/2010                            1,000,000           1,008,990
Mortgage Index Amortizing
  Trust, 1997 1, Class A1,
  6.682% due 08/25/2004                            1,000,000           1,020,703
                                                                      ----------
                                                                       3,033,973

TOTAL ASSET BACKED SECURITIES
(Cost: $2,999,992)                                                    $3,033,973
                                                                      ----------




PRINCIPAL
AMOUNT                                                                  VALUE
------                                                                  -----
SHORT TERM INVESTMENTS - 1.91%
$1,238,220     Navigator Securities Lending
               Trust, 5.17%                                           $1,238,220
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                               VALUE
------                                               -----
REPURCHASE AGREEMENTS - 6.05%
$3,945,000     Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1998 at 4.80%, to be
               repurchased at $3,947,104 on
               01/04/1999, collateralized by
               $3,840,000 U.S. Treasury Notes,
               5.50% due 02/28/2003 (valued at
               $4,027,200, including interest)     $ 3,945,000
                                                   -----------

TOTAL INVESTMENTS   (CAPITAL GROWTH BOND
TRUST)  (Cost: $62,269,093)                        $65,199,949
                                                   ===========




INVESTMENT QUALITY BOND TRUST
                                                        SHARES          VALUE
COMMON STOCKS - 0.04%
INDUSTRIALS - 0.00%
SF Holding Group                                           629          $  1,258
                                                                        --------

PUBLISHING - 0.04%
Primedia, Incorporated                                   1,380           133,170
                                                                        --------

TELECOMMUNICATIONS SERVICES - 0.00%
American Mobile Satellite
  Corporation                                               35             1,148
KMC Telecom Holdings,
  Incorporated                                             425             1,115
                                                                        --------
                                                                           2,263

TELEPHONE - 0.00%
Viatel, Incorporated                                        63             6,946
                                                                        --------

TOTAL COMMON STOCKS
(Cost: $137,172)                                                        $143,637
                                                                        --------


PREFERRED STOCK - 0.09%
INDUSTRIALS - 0.02%
SF Holding Group                                            17          $ 73,525
                                                                        --------

MINING - 0.07%
Fairfield Manufacturing,
  Incorporated                                             270           259,875
                                                                        --------

TOTAL PREFERRED STOCK
(Cost: $432,450)                                                        $333,400
                                                                        --------
WARRANTS - 0.00%
SOFTWARE - 0.00%
Concentric Network
  Corporation, (Expiration
  date 12/15/2007; strike
  price $10.86) *                                           40          $  4,805
                                                                        --------

TOTAL WARRANTS
(Cost: $0)                                                              $  4,805
                                                                        --------


                                                 PRINCIPAL
                                                   AMOUNT               VALUE
                                                   ------               -----
U.S. TREASURY OBLIGATIONS - 30.09%
U.S. TREASURY BONDS - 30.09%
7.50% due 11/15/2016                            $  9,000,000        $ 11,179,710
11.875% due 11/15/2003                            11,500,000          15,009,340
12.00% due 08/15/2013                             56,000,000          85,496,320
                                                                    ------------
                                                                     111,685,370

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $107,689,374)                                                $111,685,370
                                                                    ------------


U.S. GOVERNMENT AGENCY
OBLIGATIONS - 14.31%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 3.19%
6.00% due 02/01/2003 -
  11/01/2013                                    $  6,509,100        $  6,533,152
7.50% due 06/01/2010 -
  05/01/2028                                       3,579,597           3,677,202
6.30% due 03/15/2023                                 400,000             408,124
6.50% due 08/17/2011 -
  06/25/2019                                       1,221,845           1,231,682
                                                                    ------------
                                                                      11,850,160

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 4.47%
5.90% due 10/25/2019                               1,000,000             999,060
6.00% due 02/01/2028 -
  12/01/2028                                      13,486,567          13,309,489
6.447% due 01/01/2008                              1,496,241           1,570,742
7.085% due 08/01/2003                                685,704             700,275
                                                                    ------------
                                                                      16,579,566

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 6.65%
6.00% due 08/15/2008 -
  12/15/2013                                       4,852,510           4,901,263
6.50% due 07/15/2008 -
  05/15/2009                                         155,105             157,931
7.00% due 04/15/2023 -
  04/15/2026                                       9,347,495           9,565,612
7.50% due 04/15/2002 -
  07/15/2028                                       6,878,939           7,097,637
8.00% due 06/15/2023 -
  10/15/2023                                       1,632,069           1,702,444

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------



                                                  PRINCIPAL
                                                   AMOUNT               VALUE
                                                   ------               -----
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED
8.50% due 09/15/2016 -
  04/15/2022                                      $ 1,166,636        $ 1,243,998
9.50% due 10/15/2009                                      778                836
                                                                     -----------
                                                                      24,669,721

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $52,439,238)                                                  $53,099,447
                                                                     -----------


FOREIGN GOVERNMENT OBLIGATIONS - 0.62%
FOREIGN BONDS - 0.62%
Province of Quebec,
   8.625% due 01/19/2005                            2,000,000          2,286,780
                                                                     -----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,262,500)                                                   $ 2,286,780
                                                                     -----------

CORPORATE BONDS - 31.83%
AIR TRAVEL - 1.06%
Argo-Tech Corporation,
  8.625% due 10/01/2007                           $   150,000        $   142,500
Continental Airlines,
   6.648% due 03/15/2019                              915,000            900,470
   6.90% due 01/02/2018                             1,300,000          1,305,174
SCL Term Aereo Santiago SA,
  6.95% due 07/01/2012                              1,600,000          1,600,000
                                                                     -----------
                                                                       3,948,144

APPAREL & TEXTILES - 0.01%
Collins & Aikman Products
  Company, 11.50% due
  04/15/2006                                           25,000             26,000
                                                                     -----------

AUTO PARTS - 0.08%
Accuride Corporation,
  9.25% due 02/01/2008                                 95,000             95,000
LDM Technologies,
  Incorporated, 10.75% due
  01/15/2007                                          210,000            205,800
                                                                     -----------
                                                                         300,800

BANKING - 3.68%
BankAmerica Corporation,
  9.625% due 02/13/2001                             1,475,000          1,596,275
Credit National,
  7.00% due 11/14/2005                              1,300,000          1,326,000
Export-Import Bank of Korea,
  6.375% due 02/15/2006                             1,550,000          1,319,453
First Financial Caribbean
  Corporation, 7.84% due
  10/10/2006                                      $   530,000        $   556,166
First Republic Bank San
  Francisco, 7.75% due
  09/15/2012                                          825,000            807,209
Grove Worldwide LLC/Cap
  Incorporated, 9.25% due
  05/01/2008                                          120,000            108,000
Korea Development Bank,
  7.125% due 09/17/2001                               715,000            677,591
Liberty Financial Companies,
  Incorporated, 6.75% due
  11/15/2008                                          965,000            996,440
National Westminster Bank
  PLC, 9.45% due 05/01/2001
                                                    1,000,000          1,088,650
NBD Bancorp,
  8.25% due 11/01/2024                              2,000,000          2,451,800
Norwest Corporation,
  6.00% due 03/15/2000                                900,000            906,120
Sprint Capital Corporation,
  6.875% due 11/15/2028                             1,745,000          1,813,578
                                                                      ----------
                                                                      13,647,282

BROADCASTING - 0.43%
Adelphia Communications
  Corporation, 8.375% due
  02/01/2008                                          250,000            256,250
Century Communications
  Corporation,
     zero coupon due                                  600,000            307,500
  01/15/2008
   8.875% due 01/15/2007                               20,000             22,100
EchoStar DBS Corporation
  12.50% due 07/01/2002                                60,000             69,000
Echostar Satellite Broadcast
  Corporation, Step up to
  13.125% due 03/15/2004                              180,000            179,550
Falcon Holding Group LP,
  Series B, 8.375% due
  04/15/2010                                           75,000             75,375
   Series B, Step up to 9.285%
   due 04/15/2010                                     150,000            103,125
Frontiervision Holdings LP,
  Step up to 11.875% due
  09/15/2007                                          125,000            104,375
Frontiervision LP/Capital,
  Step up to 11.875% due
  09/15/2007                                          125,000            104,531

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                  PRINCIPAL
                                                    AMOUNT             VALUE
BROADCASTING - CONTINUED
Granite Broadcasting
  Corporation, 8.875% due
  05/15/2008                                        $  175,000        $  166,250
Jacor Communications Company,
  8.75% due 06/15/2007                                  55,000            59,675
Revlon Consumer Products
  Corporation, 8.625% due
  02/01/2008                                           125,000           113,750
Young Broadcasting,
  Incorporated, 8.75% due
  06/15/2007                                            50,000            50,250
                                                                      ----------
                                                                       1,611,731

BUSINESS SERVICES - 0.34%
Federal Express Corporation
  Trust, 6.72% due
  01/15/2022                                         1,000,000         1,047,760
Silgan Holdings,
  Incorporated, 9.00% due
  06/01/2009                                            65,000            65,812
World Color Press,
  Incorporated, 8.375% due
  11/15/2008                                           150,000           150,000
                                                                      ----------
                                                                       1,263,572

CHEMICALS - 0.10%
Huntsman Corporation,
  9.50% due 07/01/2007                                  95,000            94,763
Pioneer Americas Acquisition
  Corporation, 9.25% due
  06/15/2007                                           100,000            80,000
Sovereign Speciality
  Chemicals, 9.50% due
  08/01/2007                                            75,000            74,625
Texas Petro-Chemical
  Corporation, 11.125% due
  07/01/2006                                           120,000           117,600
                                                                      ----------
                                                                         366,988

COAL - 0.11%
PL Coal Holdings Corporation,
  Series B, 9.625% due
  05/15/2008                                           400,000           404,000
                                                                      ----------

COMPUTERS & BUSINESS EQUIPMENT - 0.05%
Concentric Network
  Corporation, 12.75% due
  12/15/2007                                           125,000           127,500
Decisionone Corporation,
  9.75% due 08/01/2007                                 100,000            46,000
                                                                      ----------
                                                                         173,500

COSMETICS & TOILETRIES - 0.02%
Revlon Worldwide Corporation,
  Series B, zero coupon due
  03/15/2001                                        $  160,000        $   92,000
                                                                      ----------

DRUGS & HEALTH CARE - 1.74%
Allegiance Corporation,
  7.00% due 10/15/2026                               2,830,000         2,994,565
Columbia/HCA Healthcare
  Corporation
     7.00% due 07/01/2007                                5,000             4,770
   7.25% due 05/20/2008                                195,000           187,317
Dailey International,
  Incorporated, 9.50% due
  02/15/2008                                           300,000           138,000
Healthsouth Corporation,
  6.875% due 06/15/2005                              2,000,000         1,914,700
Owens & Minor, Incorporated,
  10.875% due 06/01/2006                               225,000           241,031
Tenet Healthcare Corporation,
  7.875% due 01/15/2003                                850,000           867,000
Universal Hospital Services,
  Incorporated, 10.25% due
  03/01/2008                                           120,000           102,300
                                                                       ---------
                                                                       6,449,683

ELECTRICAL EQUIPMENT - 0.23%
Classic Cable, Incorporated,
  9.875% due 08/01/2008                                130,000           135,850
Costilla Energy, Incorporated,
  10.25% due 10/01/2006                                225,000           157,500
Energy Corporation of
  America, Incorporated,
  9.50% due 05/15/2007                                 325,000           303,875
Fairchild Semiconductor
  Corporation, 10.125% due
  03/15/2007                                           120,000           120,000
Wesco Distribution,
  Incorporated, 9.125% due
  06/01/2008                                           150,000           150,000
                                                                       ---------
                                                                         867,225

ELECTRIC UTILITIES - 0.75%
Calpine Corporation,
  8.75% due 07/15/2007                                 150,000           158,751
Cleveland Electric
  Illuminating Company, 7.19%
  due 07/01/2000                                     1,010,000         1,024,928
Duke Energy Company,
  7.50% due 04/01/1999                                 700,000           703,780



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                    PRINCIPAL
                                                     AMOUNT             VALUE
ELECTRIC UTILITIES - CONTINUED
Empresa Nacional De Electric,
  7.325% due 02/01/2037                            $1,000,000         $  881,490
                                                                      ----------
                                                                       2,768,949

FINANCIAL SERVICES - 10.30%
Ahmanson H F & Company,
  7.875% due 09/01/2004                               425,000            459,867
Allstate Financing,
  7.83% due 12/01/2045                                565,000            625,698
American General Finance
    Corporation,
  6.54% due 08/12/2002                              1,000,000          1,025,370
  8.00% due 02/15/2000                              1,270,000          1,303,376
Amerus Capital,
  8.85% due 02/01/2027                              1,000,000          1,029,310
Amresco Commerce Mortgage,
  9.875% due 06/17/2029                               100,000             70,000
Amvescap PLC,
  6.60% due 05/15/2005                              2,000,000          2,049,040
Associates Corporation North
  America,
     5.75% due 11/01/2003                             610,000            615,472
   9.125% due 04/01/2000                              300,000            313,335
BanPonce Financial
   Corpration,
   6.75% due 08/09/2001                             2,150,000          2,171,220
   6.80% due 12/21/2005                               260,000            262,137
Beneficial Corporation,
  8.40% due 05/15/2008                                350,000            409,455
Cigna Corporation,
  7.875% due 05/15/2027                               790,000            845,371
Contifinancial Corporation,
  8.125% due 04/01/2008                               200,000            140,000
Dime Capital Trust,
  9.33% due 05/06/2027                              1,200,000          1,296,096
Equitable Companies,
  Incorporated, 7.00% due
  04/01/2028                                          770,000            800,153
Equitable Life Assured
  Society, 7.70% due
  12/01/2015                                          680,000            756,038
Ford Credit Auto Owner Trust,
  5.81% due 03/15/2002                                600,000            604,122
General Electric Capital
  Corporation, 8.88% due
  06/18/2003                                          600,000            684,012
Globalstar LP/Globalstar
  Capital, 10.75% due
  11/01/2004                                          250,000            180,000
International Lease Finance
  Corporation, 6.00% due
  06/15/2003                                       $  300,000         $  303,441
Iridium Operating LLC/Iridium
  Capital, 11.25% due
  07/15/2005                                          225,000            192,375
Japan Finance Corporation,
   8.70% due 07/30/2001                             1,500,000          1,618,695
   9.125% due 10/11/2000                              500,000            531,980
KFW International Finance,
  Incorporated, 9.125% due
  05/15/2001                                        1,000,000          1,086,890
Liberty Mutual Insurance Company,
   8.20% due 05/04/2007                               550,000            630,289
   8.50% due 05/15/2025                               700,000            821,436
Lumbermans Mutual Casualty
  Company, 9.15% due
  07/01/2026                                          675,000            788,656
Olympic Financial, Ltd.,
  11.50% due 03/15/2007                               100,000             76,000
Private Export Funding Corporation,
   6.49% due 07/15/2007                             1,175,000          1,265,792
   6.62% due 10/01/2005                             2,000,000          2,133,040
   6.90% due 01/31/2003                             3,650,000          3,880,388
   7.30% due 01/31/2002                               200,000            212,718
Rifkin Acquisitions
  Participation LP, 11.125%
  due 01/15/2006                                       80,000             88,000
Sun Canada Financial Company,
  7.25% due 12/15/2015                              1,500,000          1,658,265
Tembec Finance Corporation,
  9.875% due 09/30/2005                                80,000             83,600
Toyota Motor Credit
  Corporation, 5.625% due
  11/13/2003                                        1,600,000          1,616,208
United States Bancorp,
  7.50% due 06/01/2026                              2,774,000          3,168,823
United States West Capital
  Funding, Incorporated,
  6.25% due 07/15/2005                              2,165,000          2,239,195
Western Financial Savings,
  8.875% due 08/01/2007                               275,000            206,250
                                                                      ----------
                                                                      38,242,113

FOOD & BEVERAGES - 0.74%
Aurora Foods, Incorporated,
   8.75% due 07/01/2008                                50,000             52,000
   9.875% due 02/15/2007                               50,000             54,500



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                   PRINCIPAL
                                                    AMOUNT              VALUE
                                                    ------              -----
FOOD & BEVERAGES - CONTINUED
Del Monte Foods
   Company, Step up to
   12.50% due 12/15/2007                           $  290,000         $  198,650
Joseph E. Seagram & Sons,
   Incorporated,
   6.625% due 12/15/2005                            1,000,000            994,380
   7.50% due 12/15/2018                             1,350,000          1,357,979
Tricon Global Restaurants,
  Incorporated, 7.65% due
  05/15/2008                                           75,000             78,560
                                                                      ----------
                                                                       2,736,069

GAS & PIPELINE UTILITIES - 0.56%
Sonat, Incorporated,
  6.875% due 06/01/2005                             2,000,000          2,083,500
                                                                      ----------

HOMEBUILDERS - 0.06%
Engle Homes, Incorporated,
  9.25% due 02/01/2008                                 90,000             90,000
Standard Pacific Corporation,
  8.50% due 06/15/2007                                115,000            116,725
                                                                      ----------
                                                                         206,725

INDUSTRIAL MACHINERY - 0.07%
Beckman Instruments,
  Incorporated, 7.10% due
  03/04/2003                                          240,000            241,394
Numatics, Incorporated,
  9.625% due 04/01/2008                                25,000             23,375
                                                                      ----------
                                                                         264,769

INDUSTRIALS - 2.22%
Advanced Micro Devices,
  Incorporated, 11.00% due
  08/01/2003                                          270,000            286,200
American Standard,
  Incorporated, 7.625% due
  02/15/2010                                           70,000             70,700
AMSC Acquisition Company,
  Incorporated, Series B,
  12.25% due 04/01/2008                                75,000             45,375
Arco Chemical Company,
  9.80% due 02/01/2020                                 80,000             80,044
Armco, Incorporated,
   8.875% due 12/01/2008                              150,000            148,500
   9.00% due 09/15/2007                                50,000             50,500
Bayou Steel Corporation,
   9.50% due 05/15/2008                               150,000            141,000
Cincinnati Milacron,
  Incorporated, 7.875% due
  05/15/2000                                          870,000            880,755
Consumers International
  Incorporated, 10.25% due
  04/01/2005                                           20,000             21,400
Container Corporation
  America, 10.75% due
  05/01/2002                                           70,000             72,800
Falcon Building Products,
   Incorporated,
   9.50% due 06/15/2007                               165,000            144,375
   Series B, Step up to
  10.50% due 06/15/2007                               100,000             57,500
Fisher Scientific
  International,
  Incorporated, 9.00% due
  02/01/2008                                          190,000            188,100
Galey & Lord, Incorporated,
  9.125% due 03/01/2008                                75,000             65,250
Gaylord Container
  Corporation, 9.375% due
  06/15/2007                                          150,000            127,500
ITC Delaware Tacom,
  Incorporated, 9.75% due
  11/15/2008                                           55,000             56,925
Laroche Industry,
  Incorporated, 9.50% due
  09/15/2007                                           85,000             68,000
Lin Holdings Corporation,
  Step up to10.00% due
  03/01/2008                                          400,000            276,000
Mark IV Industries,
  Incorporated, 7.75% due
  04/01/2006                                          100,000             99,020
Moog, Incorporated,
  10.00% due 05/01/2006                               150,000            153,750
Neenah Corporation,
   11.125% due 05/01/2007                             180,000            184,950
News America Holdings,
  Incorporated, 9.25% due
  02/01/2013                                        2,645,000          3,276,441
Nortek, Incorporated,
  8.875% due 08/01/2008                                55,000             56,100
  9.25% due 03/15/2007                                 75,000             76,875
Pindo Deli Finance Mauritius,
  Ltd., 10.75% due 10/01/2007                         100,000             54,375

Purina Mills, Incorporated,
  9.00% due 03/15/2010                                 45,000             45,900
USA Waste Services,
  Incorporated, 6.125% due
  07/15/2001                                        1,500,000          1,509,300
                                                                       ---------
                                                                       8,237,635

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                 PRINCIPAL
                                                   AMOUNT               VALUE
                                                   ------               -----
INSURANCE - 1.66%
Amerus Life Holdings,
  Incorporated, 6.95% due
  06/15/2005                                      $  715,000          $  719,561
Cigna Corporation,
  7.40% due 05/15/2007                             1,300,000           1,381,744
Conseco, Incorporated,
  6.80% due 06/15/2005                               300,000             280,320
Jackson National Life
  Insurance Company, 8.15%
  due 03/15/2027                                   1,000,000           1,148,430
Ohio National Life Insurance
  Company, 8.50% due
  05/15/2026                                       1,150,000           1,355,206
Security Benefit Life
  Company, 8.75% due
  05/15/2016                                       1,150,000           1,290,491
                                                                      ----------
                                                                       6,175,752
LEISURE TIME - 0.27%
AMC Entertainment,
  Incorporated, 9.50% due
  03/15/2009                                         200,000             204,000
Argosy Gaming Company,
  13.25% due 06/01/2004                              195,000             218,644
Fitzgeralds Gaming
  Corporation, 12.25% due
  12/15/2004                                          55,000              29,700
Loews Ciniplex Entertainment
  Corporation, 8.875% due
  08/01/2008                                         110,000             113,025
Station Casinos,
  Incorporated, 8.875% due
  12/01/2008                                         175,000             177,625
Time Warner Telecom LLC,
  9.75% due 07/15/2008                               150,000             156,750
True Temper Sports,
  Incorporated, 10.875% due
  12/01/2008                                         120,000             119,400
                                                                      ----------
                                                                       1,019,144

PAPER - 1.13%
American Pad & Paper Company,
  13.00% due 11/15/2005                              185,000             106,375
Boise Cascade Corporation,
  9.90% due 10/01/2001                             1,000,000           1,062,720
Boise Cascade Office Products
  Company, 7.05% due
  05/15/2005                                       2,850,000           2,675,438
Domtar, Incorporated,
  9.50% due 08/01/2016                                75,000              75,359
Grupo Industrial  Durango
  GIDUSA, 12.625% due
  08/01/2003                                         120,000             105,000
Repap New Brunswick,
  Incorporated, 10.625% due
  04/15/2005                                         275,000             184,250
                                                                       ---------
                                                                       4,209,142

PETROLEUM SERVICES - 0.81%
Abraxas Petro/CN Abraxas,
  Series D, 11.50% due
  11/01/2004                                         100,000              76,000
Cross Timbers Oil Company,
  9.25% due 04/01/2007                               125,000             115,625
Newfield Exploration Company,
  7.45% due 10/15/2007                             1,000,000             974,390
Petroleos Mexicanos,
  8.85% due 09/15/2007                               250,000             222,500
Plains Resources,
  Incorporated, 10.25% due
  03/15/2006                                         170,000             170,000
YPF Sociedad Anonima,
  10.00% due 11/02/2028                            1,400,000           1,436,750
                                                                       ---------
                                                                       2,995,265

PUBLISHING - 0.49%
Big Flowers Press Holdings,
  Incorporated, 8.625% due
  12/01/2008                                         115,000             116,150
Scholastic Corporation,
  7.00% due 12/15/2003                               300,000             312,207
Sullivan Graphics,
  Incorporated, 12.75% due
  08/01/2005                                         270,000             274,050
Viacom, Incorporated
  7.75% due 06/01/2005                             1,035,000           1,122,799
                                                                       ---------
                                                                       1,825,206

RETAIL GROCERY - 0.04%
Disco SA,
  9.875% due 05/15/2008                               90,000              76,725
Stater Brothers Holdings,
  Incorporated, 9.00% due
  07/01/2004                                          65,000              63,050
                                                                       ---------
                                                                         139,775

RETAIL TRADE - 0.85%
Duane Reade, Incorporated,
  9.25% due 02/15/2008                               300,000             309,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                   PRINCIPAL
                                                    AMOUNT              VALUE
                                                    ------              -----
RETAIL TRADE - CONTINUED
Guitar Center Management
  Company, Incorporated,
  11.00% due 07/01/2006                            $  120,000         $  126,000
JC Penney, Incorporated,
  7.40% due 04/01/2037                              2,500,000          2,717,900
                                                                      ----------
                                                                       3,152,900

SANITARY SERVICES - 0.03%
Allied Waste North America,
  7.625% due 01/01/2006                               105,000            105,788
                                                                      ----------

SOFTWARE - 0.16%
Psinet, Incorporated,
  10.00% due 02/15/2005                               250,000            245,000
  11.50% due 11/01/2008                                75,000             78,562
Verio, Incorporated
   10.375% due 04/01/2005                             190,000            185,250
   11.25% due 12/01/2008                              100,000            100,500
                                                                      ----------
                                                                         609,312

STEEL - 0.15%
Acindar Industria, Argentina,
  11.25% due 02/15/2004                                75,000             60,000
Alaska Steel Corporation,
  9.125% due 12/15/2006                               225,000            235,688
Amersteel Corporation,
  8.75% due 04/15/2008                                 75,000             72,000
CSN Iron SA,
  9.125% due 06/01/2007                               140,000             85,400
Weirton Steel Corporation,
  11.375% due 07/01/2004                              115,000            102,350
                                                                      ----------
                                                                         555,438

TELECOMMUNICATIONS SERVICES - 1.41%
BTI Telecom Corporation,
  10.50% due 09/15/2007                               205,000            154,775
GCI, Incorporated,
  9.75% due 08/01/2007                                320,000            316,800
GST Telecommunications,
  Incorporated, 12.75% due
  11/15/2007                                          210,000            195,300
Innova S De R L,
  12.875% due 04/01/2007                              200,000            130,000
ITC Deltacom, Incorporated,
  8.875% due 03/01/2008                               105,000            105,525
KMC Telecom Holdings,
  Incorporated, Step up to
  12.50% due 02/15/2008                               425,000            204,000
NTL, Incorporated,
  Step up to 12.38% due
  10/01/2008                                          425,000            263,500
Qwest Communications
  International,
  Incorporated, 7.50% due                             105,000            109,069
  11/01/2008
Rogers Cantel, Incorporated,
   8.30% due 10/01/2007                               100,000            100,500
   9.375% due 06/01/2008                              100,000            105,500
Tele-Communications,
  Incorporated,
   9.25% due 04/15/2002                             1,500,000          1,667,925
   9.65% due 10/01/2003                               533,000            588,256
USA Networks, Incorporated,
  6.75% due 11/15/2005                              1,270,000          1,274,751
                                                                      ----------
                                                                       5,215,901

TELEPHONE - 1.95%
Allbritton Communications
  Company, 8.875% due
  02/01/2008                                          275,000            277,062
Comcast Cable Communications
  8.50% due 05/01/2027                              1,100,000          1,350,932
Compania De
  Telocomunicaciones, 7.625%
  due 07/15/2006                                    1,000,000            953,280
E Spire Communications
  Incorporated, Step up to
  10.625% due 07/01/2008                              175,000             70,000
E Spire Communications
  Insurance, Step up to
  12.75% due 04/01/2006                               200,000            120,000
Hyperion Telecommunications,
  Incorporated, Series B,
  12.25% due 09/01/2004
                                                       75,000             75,750
Intermedia Communications,
   Incorporated,
  8.60% due 06/01/2008                                 80,000             76,400
  8.875% due 11/01/2007                               250,000            241,250
IXC Communications,
  Incorporated, 9.00% due
  04/15/2008                                          200,000            201,500
Jacor Communications Company,
  9.75% due 12/15/2006                                 50,000             55,250
L 3 Communications,
   Corporation, 8.00% due
  08/01/2008                                          160,000            160,400
Level 3 Communications,
   Incorporated, 9.125% due
  05/01/2008                                          245,000            242,856

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                 PRINCIPAL
                                                   AMOUNT                VALUE
                                                   ------                -----
TELEPHONE - CONTINUED
MGC Communications,
  Incorporated, 13.00% due
  10/01/2004                                   $     50,000         $     32,500
MJD Communications,
  Incorporated, 9.50% due
  05/01/2008                                        150,000              147,750
MobileMedia Communications,
  Incorporated, 9.375% due
  11/01/2007                                        250,000               25,000
NEXTEL Communications,
  Incorporated,  Step up to
  9.75% due 10/31/2007                              775,000              472,750
Nextlink Communications,
  Incorporated, Step up to
  9.45% due 04/15/2008                              400,000              230,000
Paging Network, Incorporated,
  10.125% due 08/01/2007                            200,000              192,000
Price Communications
  Wireless, 9.125% due
  12/15/2006                                        150,000              150,750
RSL Communications PLC,
  12.00% due 11/01/2008                             160,000              164,800
Telecommunications
  Techniques, 9.75% due
  05/15/2008                                        160,000              157,600
Viatel, Incorporated,
  11.25% due 04/15/2008                             125,000              127,813
World Common, Incorporated,
  7.55% due 04/01/2004                            1,575,000            1,717,506
                                                                    ------------
                                                                       7,243,149
TRANSPORTATION - 0.33%
Iron Mountain, Incorporated,
  8.75% due 09/30/2009                              205,000              211,150
Johnstown America Industry,
  Incorporated, 11.75% due
  08/15/2005                                        195,000              205,725
K & F Industry, Incorporated,
  9.25% due 10/15/2007                              175,000              176,750
MTL, Incorporated,
  10.00% due 06/15/2006                             100,000               97,000
Southern Railway Company,
  8.75% due 10/15/2003                              470,000              527,598
                                                                    ------------
                                                                       1,218,223

TOTAL CORPORATE BONDS
(Cost: $116,989,787)                                                $118,155,680
                                                                    ------------
MUNICIPAL BONDS - 1.75%
 ALABAMA - 0.27%
Huntsville, Alabama Solid
  Waste Disposal, 5.95% due
  10/01/2003                                   $  1,000,000         $  1,012,240
                                                                    ------------
CALIFORNIA - 0.60%
Orange County, California
  Pension Obligation, 7.36%
  due 09/01/2010                                  2,000,000            2,231,000
                                                                    ------------

FLORIDA - 0.31%
Miami Beach, Florida,
  Redevelopment Agency, 8.95%
  due 12/01/2022                                  1,000,000            1,152,800
                                                                    ------------

MARYLAND - 0.20%
Baltimore, Maryland, Series B,
  6.375% due 10/15/2002                             705,000              727,031
                                                                    ------------

MICHIGAN - 0.37%
Detroit, Michigan Downtown
  Development Authority,
  6.20% due 07/01/2008                            1,335,000            1,386,397
                                                                    ------------


TOTAL MUNICIPAL BONDS
(Cost: $6,468,739)                                                  $  6,509,468
                                                                    ------------
ASSET BACKED SECURITIES - 2.69%
AESOP Funding II LLC, Series
  1998-1, Class A, 6.14% due
  05/20/2006                                   $    600,000         $    599,922
American Express Master
  Trust, 6.60% due 05/15/2000                     1,500,000            1,508,895
Asset Securitization
  Corporation, 6.66% due
  02/14/2041                                      2,110,000            2,218,918
Chase Commercial Mortgage
  Secs Corporation, 6.39% due
  11/18/2008                                      2,500,000            2,582,725
Credit Suisse First Boston,
  6.52% due 07/17/2007                              530,000              552,822
First Union-Lehman Brothers
  Commercial, 6.60% due
  05/18/2007                                      1,950,000            2,026,694



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      ------            -----
ASSET BACKED SECURITIES - CONTINUED
Green Tree Financial
  Corporation, 5.98% due
  08/01/2008                                       $    500,000     $    501,195

TOTAL ASSET BACKED SECURITIES
(Cost: $9,727,735)                                                  $  9,991,171
                                                                    ------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
SHORT TERM INVESTMENTS - 17.52%
$65,034,495 Navigator Securities Lending
            Trust, 5.17%                                            $ 65,034,495
                                                                    ------------

REPURCHASE AGREEMENTS - 1.05%
$3,914,000 Repurchase Agreement with Paribas
           Corporation dated 12/31/1998 at
           4.80%, to be repurchased at
           $3,916,087 on 01/04/1999,
           collateralized by $3,658,000 U.S.
           Treasury Notes, 7.75% due
           02/15/2001 (valued at $3,990,277,
           including interest)                                      $  3,914,000
                                                                    ------------

TOTAL INVESTMENTS (INVESTMENT QUALITY
BOND TRUST)(Cost: $365,095,490)                                     $371,158,253
                                                                    ============

U.S. GOVERNMENT SECURITIES TRUST

                                                       PRINCIPAL
                                                         AMOUNT              VALUE
                                                         ------              -----
U.S. TREASURY OBLIGATIONS - 12.10%
U.S. TREASURY BONDS - 0.98%
5.25% due 11/15/2028                                  $  1,500,000       $  1,535,625
6.375% due 08/15/2027***                                 2,100,000          2,413,677
6.625% due 02/15/2027                                      500,000            591,405
                                                                         ------------
                                                                            4,540,707
U.S. TREASURY NOTES - 11.12%
4.75% due 11/15/2008                                     1,000,000          1,007,810
5.375% due 06/30/2003                                    7,000,000          7,203,420
5.50% due 02/15/2008***                                  2,500,000          2,649,225
5.625% due 12/31/2002 -
  05/15/2008                                            12,300,000         13,009,719
5.75% due 04/30/2003***                                  4,400,000          4,580,136
5.875% due 09/30/2002                                    3,000,000          3,118,110
6.125% due 08/15/2007                                   14,650,000         16,000,583
6.25% due 08/31/2002                                     2,750,000          2,890,498
6.625% due 05/15/2007***                                   750,000            843,398
                                                                         ------------
                                                                           51,302,899

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $53,473,938)                                                      $ 55,843,606
                                                                         ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 63.77%
FEDERAL HOME LOAN BANK - 2.60%
5.80% due 09/02/2008                                  $  8,350,000       $  8,642,250
5.94% due 06/13/2000                                     3,300,000          3,343,296
                                                                         ------------
                                                                           11,985,546

FEDERAL HOME LOAN MORTGAGE CORPORATION - 26.08%
6.00% TBA Gold**                                        25,000,000         24,695,250
6.00% due 10/01/2010 -
  12/01/2028                                            26,040,269         25,737,186
6.247% due 03/25/2021                                   11,000,000         11,313,940
6.50% due 07/01/2006 -
  12/01/2010                                             3,109,233          3,157,885
7.00% due 12/01/2004 -
  04/15/2021                                            30,020,456         30,581,781
7.50% due 05/01/2007                                     2,545,334          2,621,694
8.25% due 07/01/2006                                       101,062            104,445
9.00% due 10/01/2017 -
  11/01/2020                                             5,921,249          6,271,027
9.50% due 08/01/2020                                     1,671,914          1,787,895
10.00% due 03/01/2016                                    8,894,560          9,607,119
10.50% due 06/01/2020                                    3,449,555          3,821,797
11.75% due 07/01/2006 -
  12/01/2013                                               126,065            141,509
12.00% due 07/01/2020                                      464,072            528,606
                                                                         ------------
                                                                          120,370,134

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 28.69%
6.00% TBA**                                             16,000,000         15,789,920
6.50% TBA**                                             29,261,256         29,603,936
6.50% due 12/01/2003 -
  04/01/2026                                            27,344,374         27,379,498
6.527% due 04/25/2008                                    9,500,000          9,856,725
6.784% due 01/17/2003                                    1,812,302          1,865,203
6.911% due 12/28/2028                                   10,409,785         10,579,474
7.00% TBA**                                             23,100,000         23,562,000
8.00% due 08/01/2004 -
  10/01/2024                                                14,517             14,858
8.25% due 09/01/2008                                       178,603            187,226
8.50% due 02/01/2009                                        37,276             39,264
8.75% due 08/01/2009 -
  10/01/2011                                             1,504,699          1,579,926
9.00% due 05/01/2021 -
  05/01/2027                                               754,456            802,607
10.00% due 04/01/2016                                        3,331              3,587
10.50% due 03/01/2016                                        5,642              5,749
11.50% due 09/15/2013 -
  09/01/2019                                             1,383,276          1,550,194
11.75% due 09/01/2011 -
  12/01/2015                                                61,365             69,348
12.00% due 01/01/2013 -
  04/20/2016                                             3,706,465          4,202,992

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                        PRINCIPAL
                                                         AMOUNT              VALUE
                                                         ------              -----
FEDERAL NATIONAL MORTGAGE ASSOCIATION - CONTINUED
12.50% due 01/01/2013 -
  09/20/2015                                           $  2,068,797       $  2,382,711
13.00% due 11/15/2015                                     1,398,781          1,668,046
13.50% due 11/15/2014                                       576,257            688,627
14.50% due 11/15/2014                                       491,393            594,279
                                                                          ------------
                                                                           132,426,170

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.45%
7.50% due 02/15/2007 -
  12/15/2027                                             19,528,444         20,133,274
8.00% due 10/15/2005                                          8,852              9,170
9.00% due 02/20/2016 -
  10/20/2017                                              4,470,428          4,767,750
9.50% due 09/15/2020                                        215,963            231,809
11.00% due 09/15/2015                                        13,877             15,432
                                                                          ------------
                                                                            25,157,435

STUDENT LOAN MARKETING ASSOCIATION - 0.96%
7.50% due 03/08/2000                                      4,300,000          4,422,292
                                                                          ------------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $292,064,807)                                                      $294,361,577
                                                                          ------------


COLLATERALIZED MORTGAGE OBLIGATIONS - 0.86%
Vendee Mortgage Trust, Series
  1995-3, Class 1B, REMIC,
  7.25% due 10/15/2010
                                                       $  3,967,272       $  3,969,731
                                                                          ------------

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $4,005,085)                                                        $  3,969,731
                                                                          ------------


PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
SHORT TERM INVESTMENTS - 3.44%
$10,883,000 Indiana Michigan Power Company,
                 6.35% due 01/04/1999                               $ 10,877,241
  5,000,000 Safeway, Incorporated,
                 6.00% due 01/06/1999                                  4,995,833
                                                                    ------------
                                                                    $ 15,873,074
REPURCHASE AGREEMENTS - 19.83%
$45,500,000 Repurchase Agreement with Dillon
            Read dated 12/31/1998 at 4.75%,
            to be repurchased at $45,524,013
            on 01/04/1999, collateralized by
            $36,117,000 U.S. Treasury Bonds,
            10.375% due 11/15/2009 (valued at
            $46,410,345, including
            interest)***                                            $ 45,500,000

   $558,000 Repurchase Agreement with J.P
            Morgan dated 12/31/1998 at 4.68%,
            to be repurchased at $558,290
            on 01/04/1999, collateralized by
            $468,000 U.S. Treasury Bonds,
            6.75% due 08/15/2026 (valued at
            $570,375, including interest)***                        $    558,000
$45,500,000 Repurchase Agreement with State
            Street Bank & Trust Company dated
            12/31/1998 at 4.85%, to be
            repurchase at $45,524,519 on
            01/04/1999, collateralized by
            $42,925,000 U.S. Treasury Notes,
            6.25% due 02/15/2003 (valued at
            $46,412,656, including
            interest)***                                            $ 45,500,000
                                                                    ------------
                                                                    $ 91,558,000
TOTAL INVESTMENTS (U.S. GOVERNMENT
SECURITIES TRUST)(Cost: $456,974,903)
                                                                    $461,605,988
                                                                    ============


MONEY MARKET TRUST

                                                      PRINCIPAL
                                                        AMOUNT             VALUE
                                                        ------             -----
U.S. TREASURY OBLIGATIONS - 14.00%
U.S. TREASURY BILLS - 14.00%
4.375% due 06/10/1999                                 $15,000,000       $14,708,333
4.45% due 04/01/1999                                   15,000,000        14,833,125
4.63% due 03/25/1999                                   37,000,000        36,605,036
4.69% due 01/21/1999                                   14,000,000        13,963,522
5.152% due 05/27/1999                                   5,000,000         4,895,519
                                                                        -----------
                                                                         85,005,535

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $85,005,535)                                                     $85,005,535
                                                                        -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.10%
FEDERAL HOME LOAN BANK - 10.80%
4.73% due 01/20/1999                                   15,600,000        15,561,056
4.986% due 04/01/1999                                  50,000,000        49,994,452
                                                                        -----------
                                                                         65,555,508

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.18%
5.01% due 01/14/1999                                   20,000,000        19,963,817
5.04% due 01/28/1999                                   13,000,000        12,950,860
5.05% due 01/04/1999                                   35,000,000        34,985,271
                                                                        -----------
                                                                         67,899,948

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------       -----

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.18%
5.008% due 02/04/1999                                $ 30,000,000   $ 29,998,882
5.038% due 03/16/1999                                  50,000,000     49,994,918
                                                                    ------------
                                                                      79,993,800

STUDENT LOAN MARKETING ASSOCIATION - 3.94%
4.838% due 02/28/1999                                   7,900,000      7,900,036
5.588% due 04/15/1999                                  16,000,000     16,000,000
                                                                    ------------
                                                                      23,900,036

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $237,349,292)                                                $237,349,292
                                                                    ------------


CORPORATE BONDS - 5.77%
FINANCIAL SERVICES - 5.77%
J.P. Morgan & Company,
  Incorporated, 5.212% due
  04/08/1999                                         $ 15,000,000   $ 14,998,866
Merrill Lynch Company,
  Incorporated, 5.493% due
  04/14/1999                                           20,000,000     20,000,000
                                                                    ------------
                                                                      34,998,866

TOTAL CORPORATE BONDS
(Cost: $34,998,866)                                                 $ 34,998,866
                                                                    ------------


FOREIGN BONDS - 3.29%
Government of Canada
   4.97% due 01/27/1999                                10,000,000      9,964,105
   5.13% due 01/13/1999                                10,000,000      9,982,900
                                                                    ------------
                                                                      19,947,005

TOTAL FOREIGN BONDS
(Cost: $19,947,005)                                                 $ 19,947,005
                                                                    ------------


COMMERCIAL PAPER - 19.21%
AUTO SERVICES - 1.68%
General Motors Acceptance
  Corporation, 8.375% due
  02/03/1999                                         $  9,960,000   $ 10,227,725

BANKING - 1.05%
Royal Bank Canada New York
  Branch, 5.45% due 01/15/1999
                                                     $  6,400,000   $  6,386,435
                                                                    ------------

FINANCIAL SERVICES - 4.74%
Abbey National Treasury
  Services PLC, 5.50% due
  02/05/1999                                           10,000,000      9,999,529
Goldman Sachs Group LP,
  5.18% due 03/15/1999                                 19,000,000     18,800,426
                                                                    ------------
                                                                      28,799,955

FOOD & BEVERAGES - 4.11%
PepsiCo, Incorporated,
  5.30% due 01/21/1999                                 25,000,000     24,926,389
                                                                    ------------

INSURANCE - 1.65%
Monumental Life Insurance
  Company, 5.32% due
  08/20/1999                                           10,000,000     10,000,000
                                                                    ------------

TELECOMMUNICATIONS SERVICES - 2.69%
Lucent Technologies,
  Incorporated, 5.37% due
  01/22/1999                                           16,400,000     16,348,627
                                                                    ------------

TOTAL COMMERCIAL PAPER
(Cost: $96,689,131)                                                 $ 96,689,131
                                                                    ------------

INVESTMENT COMPANIES - 3.29%
Strategic Money Market Trust,
  5.239%                                               20,000,000   $ 20,000,000
                                                                    ------------



PRINCIPAL
 AMOUNT                                                                 VALUE
----------                                                              -----

REPURCHASE AGREEMENTS - 18.63%
 $113,112,000   Repurchase Agreement with
                State Street Bank & Trust
                Company dated 12/31/1998 at
                4.80%, to be repurchased at
                $13,172,327 on 01/04/1999,
                collateralized by $13,030,000
                U.S. Treasury Notes, 5.75% due
                11/15/2000 (valued at
                $13,377,666, including
                interest), $48,535,000 U.S.
                Treasury Notes, 7.125% due
                02/29/2000 (valued at
                $51,004,801, including
                interest) and $48,740,000 U.S. Treasury
                Notes, 6.375% due 01/15/2000
                (valued at $51,004,655,
                including interest )                                $113,112,000
                                                                    ------------
TOTAL INVESTMENTS   (MONEY MARKET TRUST)
(Cost: $607,101,829)                                                $607,101,829
                                                                    ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


LIFESTYLE AGGRESSIVE 1000 TRUST

                                                        SHARES          VALUE
                                                        ------          -----
INVESTMENT COMPANIES - 100.00%
Manufacturers Investment Trust
   Blue Chip Growth Trust                                212,811     $ 4,026,390
   Emerging Small Company Trust                          338,068       8,052,781
   Equity Trust                                          206,694       4,026,391
   Growth Trust                                          196,409       4,026,391
   International Small Cap Trust                         527,014       8,052,781
   International Stock Trust                             930,599      12,079,172
   Pilgrim Baxter Growth Trust                         1,235,089      16,105,562
   Real Estate Securities Trust                          545,212       8,047,329
   Small Company Value Trust                           1,416,496      16,105,562
                                                                     -----------




TOTAL INVESTMENTS   (LIFESTYLE AGGRESSIVE
1000 TRUST)  (Cost: $78,027,462)                                     $80,522,359
                                                                     ===========


LIFESTYLE GROWTH 820 TRUST

                                                        SHARES          VALUE
                                                        ------          -----
INVESTMENT COMPANIES - 100.00%
Manufacturers Investment Trust
   Blue Chip Growth Trust                             1,005,077     $ 19,016,059
   Emerging Small Company Trust                         798,323       19,016,059
   Equity Trust                                         976,184       19,016,059
   Equity-Income Trust                                1,069,520       19,016,058
   Growth Trust                                         927,613       19,016,058
   High Yield Trust                                   1,471,831       19,016,058
   International Small Cap Trust                      1,244,506       19,016,058
   International Stock Trust                          4,395,083       57,048,175
   Pilgrim Baxter Growth Trust                        2,916,573       38,032,117
   Real Estate Securities Trust                       1,287,479       19,003,190
   Small Company Value Trust                          3,344,953       38,032,117
   Strategic Bond Trust                               3,245,061       38,032,117
   U.S. Government Securities
   Trust                                              1,375,981       19,016,054
   Value Trust                                        2,704,987       38,032,117
                                                                    ------------




TOTAL INVESTMENTS (LIFESTYLE GROWTH 820
TRUST)  (Cost: $370,150,154)                                        $380,308,296
                                                                    ============


LIFESTYLE BALANCED 640 TRUST

                                                        SHARES          VALUE
                                                        ------          -----
INVESTMENT COMPANIES - 100.00%
Manufacturers Investment Trust
   Emerging Small Company Trust                         792,490     $ 18,877,120
   Equity Trust                                         969,051       18,877,121
   Equity-Income Trust                                1,061,705       18,877,120
   Growth Trust                                         920,835       18,877,120
   High Yield Trust                                   1,461,077       18,877,120
   International Stock Trust                          2,908,647       37,754,241
   Investment Quality Bond Trust                      3,030,035       37,754,241
   Pilgrim Baxter Growth Trust                        1,447,632       18,877,120
   Quantitative Equity Trust                            748,498       18,877,120
   Real Estate Securities Trust                       1,278,072       18,864,343
   Small Company Value Trust                          3,320,514       37,754,241
   Strategic Bond Trust                               3,221,352       37,754,241
   U.S. Government Securities
   Trust                                              2,731,855       37,754,241
   Value Trust                                        2,685,223       37,754,241
                                                                    ------------





TOTAL INVESTMENTS (LIFESTYLE BALANCED
640 TRUST)  (Cost: $370,073,124)
                                                                    $377,529,630
                                                                    ============


LIFESTYLE MODERATE 460 TRUST

                                                        SHARES          VALUE
                                                        ------          -----
INVESTMENT COMPANIES - 100.00%
Manufacturers Investment Trust
   Blue Chip Growth Trust                               730,062     $ 13,812,775
   Equity-Income Trust                                  776,871       13,812,775
   High Yield Trust                                     534,550        6,906,388
   International Stock Trust                          1,064,158       13,812,775
   Investment Quality Bond Trust                      1,662,854       20,719,163
   Money Market Trust                                 1,381,277       13,812,775
   Quantitative Equity Trust                            273,846        6,906,387
   Strategic Bond Trust                               1,178,564       13,812,775
   U.S. Government Securities
   Trust                                              1,499,216       20,719,163
   Value Trust                                          982,416       13,812,775
                                                                    ------------




TOTAL INVESTMENTS (LIFESTYLE MODERATE 460
TRUST)  (Cost: $133,704,425)                                        $138,127,751
                                                                    ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1998 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------


LIFESTYLE CONSERVATIVE 280 TRUST

                                                       SHARES          VALUE
                                                       ------          -----
INVESTMENT COMPANIES - 100.00%
Manufacturers Investment Trust
   Blue Chip Growth Trust                              207,197      $ 3,920,173
   Equity-Income Trust                                 440,964        7,840,345
   Investment Quality Bond Trust                     1,573,103       19,600,863
   Money Market Trust                                1,568,070       15,680,704
   Quantitative Equity Trust                           310,878        7,840,345
   Strategic Bond Trust                                334,486        3,920,173
   U.S. Government Securities
    Trust                                            1,418,297       19,600,863
                                                                    -----------




TOTAL INVESTMENTS  (LIFESTYLE
CONSERVATIVE 280 TRUST)  (Cost:
$75,226,549)                                                        $78,403,466
                                                                    ===========


Key to Currency Abbreviations
-----------------------------
AUD   -   Australian Dollar
CAD   -   Canadian Dollar
CZK   -   Czech Koruna
ECU   -   European Currency Unit
FIM   -   Finnish Markka
FRF   -   French Franc
DEM   -   German Deustche Mark
GBP   -   Great British Pound
GRD   -   Greek Drachma
HKD   -   Hong Kong Dollar
ITL   -   Italian Lira
JPY   -   Japanese Yen
NLG   -   Netherland Guilder
NZD   -   New Zealand Dollar
PLZ   -   Polish Zloty
ZAR   -   South African Rand
SEK   -   Swedish Krona
THB   -   Thailand Baht



Key to Security Abbreviations and Legend
----------------------------------------
ADR     -  American Depositary Receipts
ADS     -  American Depositary Shares
FRN     -  Floating Rate Note (Rate effective as of December 31, 1998).
GDR     -  Global Depositary Receipts
GTD     -  Guaranteed
IO      -  Interest Only (Carries notional principal amount)
REIT    -  Real Estate Investment Trust
REMIC   -  Real Estate Mortgage Investment Conduit
SBI     -  Shares Beneficial Interest
SPDR    -  Standard & Poor's Depositary Receipts
TBA     -  To Be Announced
VR      -  Variable Rate Demand Note (Rate effective as of December 31, 1998)
#       -  Non-Income producing, issuer is in bankruptcy and is in default of interest payments.
*       -  Non-Income producing
**      -  Purchased on a forward commitment (Note 2)
***     -  At December 31, 1998 a portion of this security
           was pledged to cover forward commitments
           purchased.
****    -  At December 31, 1998 a portion of this security was pledged to cover margin requirements for open futures contracts.



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers the following thirty six Portfolios: The Pacific Rim Emerging Markets Trust ("Pacific Rim Emerging Markets"), the Science & Technology Trust ("Science & Technology"), the International Small Cap Trust ("International Small Cap"), the Emerging Small Company Trust ("Emerging Small Company"), the Pilgrim Baxter Growth Trust ("Pilgrim Baxter Growth"), the Small/Mid Cap Trust ("Small/Mid Cap"), the International Stock Trust ("International Stock"), the Worldwide Growth Trust ("Worldwide Growth"), the Global Equity Trust ("Global Equity"), the Small Company Value Trust ("Small Company Value"), the Equity Trust ("Equity"), the Growth Trust ("Growth"), the Quantitative Equity Trust ("Quantitative Equity"), the Equity Index Trust ("Equity Index"), the Blue Chip Growth Trust ("Blue Chip Growth"), the Real Estate Securities Trust ("Real Estate Securities"), the Value Trust ("Value"), the International Growth and Income Trust ("International Growth and Income"), the Growth and Income Trust ("Growth and Income"), the Equity-Income Trust ("Equity-Income"), the Balanced Trust ("Balanced"), the Aggressive Asset Allocation Trust ("Aggressive Asset Allocation"), the Moderate Asset Allocation Trust ("Moderate Asset Allocation"), the Conservative Asset Allocation Trust ("Conservative Asset Allocation"), the High Yield Trust ("High Yield"), the Strategic Bond Trust ("Strategic Bond"), the Global Government Bond Trust ("Global Government Bond"), the Capital Growth Bond Trust ("Capital Growth Bond"), the Investment Quality Bond Trust ("Investment Quality Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Lifestyle Aggressive 1000 Trust ("Lifestyle Aggressive 1000"), the Lifestyle Growth 820 Trust ("Lifestyle Growth 820"), the Lifestyle Balanced 640 Trust ("Lifestyle Balanced 640"), the Lifestyle Moderate 460 Trust ("Lifestyle Moderate 460") and the Lifestyle Conservative 280 Trust ("Lifestyle Conservative 280"). Each of the Portfolios with the exception of Emerging Small Company, Global Government Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios are presently offered only to Separate Accounts A, B and C, separate accounts of The Manufacturers Life Insurance Company of North America ("MNA"); to Separate Accounts A, B, D and E, separate accounts of The Manufacturers Life Insurance Company of New York ("MNY"); to Separate Accounts One, Two, Three, and Four, separate accounts of The Manufacturers Life Insurance Company of America ("Manulife America"); and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"). MNA is controlled by The Manufacturers Life Insurance Company ("Manulife"), a mutual life insurance company based in Toronto, Canada. MNY is a wholly-owned subsidiary of MNA. Manulife America and Manulife USA are wholly-owned subsidiaries of Manulife.

At December 31, 1998, Manulife America owned seed money shares in Pacific Rim Emerging Markets, International Stock, and Equity Index. Manulife USA owned seed money shares in Science & Technology, Pilgrim Baxter Growth, Worldwide Growth, Value and High Yield.

Manufacturers Securities Services, LLC ("MSS"), a wholly-owned subsidiary of MNA, serves as investment adviser for the Trust (See Note 6). MSS is also the principal underwriter of the variable contracts issued by MNA and MNY.

NAME CHANGE. Effective November 2, 1998, the name of the Emerging Growth Trust was changed to the Emerging Small Company Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements.

SECURITY VALUATION. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost basis, which approximates market value. All other securities held by the Portfolios are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars; and

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

         (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Equity Index, Real Estate Securities, Investment Quality Bond, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. All Portfolios with the exception of Real Estate Securities, Investment Quality Bond, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase . The Portfolios could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, initial margin, which typically represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

The following is a summary of open futures contracts at December 31, 1998:

                                                   SALES OF FUTURES CONTRACTS                PURCHASES OF FUTURES CONTRACTS
                                            -----------------------------------------    ---------------------------------------
                                            NUMBER OF      AGGREGATE                     NUMBER        AGGREGATE
                                EXPIRATION  OPEN          MARKET VALUE    UNREALIZED     OF OPEN      MARKET VALUE    UNREALIZED
                                   DATE     CONTRACTS     OF CONTRACTS       LOSS        CONTRACTS    OF CONTRACTS    GAIN/LOSS
                                ----------  ---------     ------------    ----------     ---------    ------------    ----------
EQUITY INDEX:
S&P 500 Futures..............   March 1999    ----              ----                         7         $ 2,179,625     $ 38,744

AGGRESSIVE ASSET ALLOCATION:
CAC 40 Futures...............   March 1999    ----              ----                        32      FRF  6,309,600       64,740
DAX 30 Futures...............   March 1999    ----              ----                         5      DEM  2,532,000       63,941
FTSE 100 Futures.............   March 1999    ----              ----                        12      GBP    704,160       51,977
NIKKEI 300 Futures...........   March 1999    ----              ----                        39      JPY 83,694,000      (47,367)

HIGH YIELD
FTSE 100 Futures.............   March 1999     21         GBP 2,500,680   ($109,711)       ----            ----           ----

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--------------------------------------------------------------------------------


SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FORWARD COMMITMENTS. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

SECURITIES LENDING. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may lend securities in amounts up to 33 1/3% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Income generated from the investment of cash collateral is included as interest income in the Statement of Operations. All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities.

At December 31, 1998, the value of the securities loaned amounted to $3,189,704, $43,443,331, $15,220,505, $50,896,009, $37,012,087, $94,400,795, $19,682,817,
$6,091,866, $21,945,485, $16,666,070, $194,110,312, $7,418,853, $6,515,847,
$4,517,998, $52,393,847, $27,134,577, $5,961,435, $26,534,395, $61,101,128,
$60,446,383, $5,715,592, $24,664,006, $34,772,250, $5,803,593, $17,704,188,
$60,572,924, $16,397,325, $1,211,867, and $63,715,173 in Pacific Rim Emerging
Markets, Science & Technology, International Small Cap, Emerging Small Company, Pilgrim Baxter Growth, Small/Mid Cap, International Stock, Worldwide Growth, Global Equity, Small Company Value, Equity, Growth, Quantitative Equity, Equity Index, Blue Chip Growth, Real Estate Securities, Value, International Growth and Income, Growth and Income, Equity-Income, Balanced, Aggressive Asset Allocation, Moderate Asset Allocation, Conservative Asset Allocation, High Yield, Strategic Bond, Global Government Bond, Capital Growth Bond, and Investment Quality Bond, respectively.

At December 31, 1998, the value of cash collateral amounted to $3,151,581, $43,691,511, $15,724,712, $50,873,151, $36,762,793, $94,244,827, $19,771,574,
$6,267,232, $14,978,491, $16,954,600, $197,468,560, $7,412,748, $6,493,439,
$4,625,878, $51,656,316, $27,952,797, $5,963,102, $27,734,510, $62,779,970,
$61,723,534, $5,827,967, $24,560,067, $35,119,053, $5,868,418, $17,935,954,
$62,552,583, $16,679,123, $1,238,220, and $65,034,495 in Pacific Rim Emerging
Markets, Science & Technology, International Small Cap, Emerging Small Company, Pilgrim Baxter Growth, Small/Mid Cap, International Stock, Worldwide Growth, Global Equity, Small Company Value, Equity, Growth, Quantitative Equity, Equity Index, Blue Chip Growth, Real Estate Securities, Value, International Growth and Income, Growth and Income, Equity-Income, Balanced, Aggressive Asset Allocation, Moderate Asset Allocation, Conservative Asset Allocation, High Yield, Strategic Bond, Global Government Bond, Capital Growth Bond, and Investment Quality Bond, respectively. At December 31, 1998, the value of U.S. Government securities collateral amounted to $211,546, $20,562, $784,106, $8,070,121, $569,331,
$358,880, and $59,795 in Pacific Rim Emerging Markets, International Small Cap, International Stock, Global Equity, Aggressive Asset Allocation, Moderate Asset Allocation, and Conservative Asset Allocation, respectively.

MORTGAGE DOLLAR ROLLS. Strategic Bond and U.S. Government Securities may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

ORGANIZATION COSTS. Costs incurred by a Portfolio in connection with its organization, initial registration and public offering of shares are being amortized on a straight-line basis for International Growth and Income, over a five-year period beginning with the commencement of operations.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

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MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred, except as discussed in footnote 6.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

OTHER. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

3. CAPITAL LOSS CARRYFORWARDS. At December 31, 1998, capital loss carryforwards available to offset future realized gains were approximately:

                                                                  CAPITAL LOSS CARRYFORWARD
                                                                       EXPIRATION YEAR
                                   --------------------------------------------------------------------------------------
PORTFOLIO                               2002              2003              2004              2005              2006
--------------------               --------------    --------------    --------------    --------------    --------------
Pacific Rim Emerging Markets.....       ----              ----              ----              ----          $ 7,430,000
International Small Cap..........       ----              ----             $185,000        $3,982,000           ----
Pilgrim Baxter Growth............       ----              ----              ----            4,038,000        16,505,000
Worldwide Growth.................       ----              ----              ----              ----            1,907,000
Small Company Value..............       ----              ----              ----              732,000        15,987,000
Real Estate Securities...........       ----              ----              ----              ----            7,456,000
International Growth and Income..       ----              ----              ----              ----              279,000
Strategic Bond...................       ----              ----              ----              ----           10,173,000
Global Government Bond...........       ----              ----              ----              ----            6,824,000
Capital Growth Bond..............    $  644,000           ----              213,000           ----               95,000
Investment Quality Bond..........     1,891,000           ----              ----              ----              ----
U.S. Government Securities.......       156,000           ----              ----              872,000           ----

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


4. CAPITAL SHARES. Share activity for the Trust for the year ended December 31, 1998 was as follows:

                                       SHARES               CAPITAL
                                    -------------        -------------
PACIFIC RIM EMERGING MARKETS
Sold .............................      6,770,616        $  43,082,198
Redeemed .........................     (6,000,038)         (38,076,228)
                                    -------------        -------------
  Net increase ...................        770,578        $   5,005,970
                                    =============        =============

SCIENCE & TECHNOLOGY
Sold .............................      6,255,104        $  95,650,833
Redeemed .........................     (2,013,379)         (30,207,422)
                                    -------------        -------------
  Net increase ...................      4,241,725        $  65,443,411
                                    =============        =============

INTERNATIONAL SMALL CAP
Sold .............................      7,587,840        $ 112,981,718
Reinvestment of distributions ....         27,503              437,568
Redeemed .........................     (7,319,705)        (109,140,302)
                                    -------------        -------------
  Net increase ...................        295,639        $   4,278,984
                                    =============        =============

EMERGING SMALL COMPANY
Sold .............................      3,113,895        $  71,622,128
Reinvestment of distributions ....        158,191            4,130,364
Redeemed .........................     (2,076,031)         (47,459,455)
                                    -------------        -------------
  Net increase ...................      1,196,055        $  28,293,037
                                    =============        =============

PILGRIM BAXTER GROWTH
Sold .............................      8,155,418        $  93,414,114
Redeemed .........................     (4,658,791)         (52,390,417)
                                    -------------        -------------
  Net increase ...................      3,496,627        $  41,023,697
                                    =============        =============

SMALL/MID CAP
Sold .............................      6,614,995        $ 112,499,416
Redeemed .........................     (4,045,412)         (67,014,853)
                                    -------------        -------------
  Net increase ...................      2,569,583        $  45,484,563
                                    =============        =============

INTERNATIONAL STOCK
Sold .............................     20,278,906        $ 252,715,252
Reinvestment of distributions ....        273,672            3,560,791
Redeemed .........................    (15,182,565)        (190,065,125)
                                    -------------        -------------
 Net increase ....................      5,370,013        $  66,210,918
                                    =============        =============

WORLDWIDE GROWTH
Sold .............................      1,300,707        $  19,102,800
Reinvestment of distributions ....         13,682              206,728
Redeemed .........................       (959,530)          (5,095,791)
                                    -------------        -------------
  Net increase ...................        354,859        $  14,213,737
                                    =============        =============

GLOBAL EQUITY
Sold .............................      4,136,030        $  83,076,554
Reinvestment of distributions ....      3,005,041           64,337,927
Redeemed .........................     (6,383,984)        (123,784,064)
                                    -------------        -------------
  Net increase ...................        757,088        $  23,630,416
                                    =============        =============

SMALL COMPANY VALUE
Sold .............................      9,982,319        $ 117,110,620
Reinvestment of distributions ....          4,241               56,195
Redeemed .........................     (1,330,303)         (15,162,118)
                                    -------------        -------------
  Net increase ...................      8,656,257        $ 102,004,697
                                    =============        =============

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


CAPITAL SHARES, CONTINUED


                                         SHARES               CAPITAL
                                      -------------        -------------
EQUITY
Sold .............................        8,508,634        $ 161,890,771
Reinvestment of distributions ....       14,385,769          293,469,692
Redeemed .........................      (13,775,537)        (261,703,577)
                                      -------------        -------------
  Net increase ...................        9,118,866        $ 193,656,886
                                      =============        =============

GROWTH
Sold .............................        5,117,245        $  95,321,751
Reinvestment of distributions ....          443,371            8,441,791
Redeemed .........................         (652,129)         (11,969,990)
                                      -------------        -------------
  Net increase ...................        4,908,487        $  91,793,552
                                      =============        =============

QUANTITATIVE EQUITY
Sold .............................        2,525,086        $  56,864,359
Reinvestment of distributions ....        1,017,210           23,172,050
Redeemed .........................         (897,490)         (19,600,478)
                                      -------------        -------------
  Net increase ...................        2,644,806        $  60,435,931
                                      =============        =============

EQUITY INDEX
Sold .............................        2,175,437        $  30,132,341
Reinvestment of distributions ....          131,978            1,983,647
Redeemed .........................         (374,434)          (4,985,616)
                                      -------------        -------------
  Net increase ...................        1,932,981        $  27,130,373
                                      =============        =============

BLUE CHIP GROWTH
Sold .............................       19,497,392        $ 322,061,761
Reinvestment of distributions ....          932,125           15,836,800
Redeemed .........................       (7,377,854)        (118,430,259)
                                      -------------        -------------
  Net increase ...................       13,051,663        $ 219,468,302
                                      =============        =============

REAL ESTATE SECURITIES
Sold .............................        3,414,938        $  57,940,371
Reinvestment of distributions ....        1,208,641           21,139,142
Redeemed .........................       (1,717,232)         (27,624,209)
                                      -------------        -------------
  Net increase ...................        2,906,348        $  51,455,304
                                      =============        =============

VALUE
Sold .............................        8,926,276        $ 133,950,075
Reinvestment of distributions ....          603,016            8,430,164
Redeemed .........................       (1,126,616)         (15,950,184)
                                      -------------        -------------
  Net increase ...................        8,402,676        $ 126,430,055
                                      =============        =============

INTERNATIONAL GROWTH AND INCOME
Sold .............................       23,788,371        $ 269,693,810
Reinvestment of distributions ....          961,602           12,000,793
Redeemed .........................      (23,984,496)        (270,169,261)
                                      -------------        -------------
  Net increase ...................          765,477        $  11,525,342
                                      =============        =============

GROWTH AND INCOME
Sold .............................       14,731,896        $ 379,844,294
Reinvestment of distributions ....        4,443,994          114,877,243
Redeemed .........................       (5,821,777)        (145,134,876)
                                      -------------        -------------
  Net increase ...................       13,354,113        $ 349,586,661
                                      =============        =============

EQUITY-INCOME
Sold .............................       10,021,748        $ 173,662,705
Reinvestment of distributions ....        3,319,011           59,543,058
Redeemed .........................       (6,770,818)        (114,381,887)
                                      -------------        -------------
  Net increase ...................        6,569,941        $ 118,823,876
                                      =============        =============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


CAPITAL SHARES, CONTINUED


                                       SHARES               CAPITAL
                                    -------------        -------------
BALANCED
Sold .............................      3,060,496        $  58,207,534
Reinvestment of distributions ....      1,349,790           24,998,103
Redeemed .........................       (453,357)          (8,542,136)
                                    -------------        -------------
  Net increase ...................      3,956,929        $  74,663,502
                                    =============        =============

AGGRESSIVE ASSET ALLOCATION
Sold .............................      1,272,177        $  18,613,080
Reinvestment of distributions ....      1,988,692           29,094,564
Redeemed .........................     (2,991,236)         (43,050,524)
                                    -------------        -------------
  Net increase ...................        269,633        $   4,657,120
                                    =============        =============

MODERATE ASSET ALLOCATION
Sold .............................        616,674        $   7,798,355
Reinvestment of distributions ....      5,317,384           68,115,685
Redeemed .........................     (6,707,081)         (86,963,822)
                                    -------------        -------------
  Net decrease ...................       (773,023)       ($ 11,049,782)
                                    =============        =============

CONSERVATIVE ASSET ALLOCATION
Sold .............................      1,037,883        $  11,909,984
Reinvestment of distributions ....      1,646,332           18,570,627
Redeemed .........................     (3,396,362)         (39,658,396)
                                    -------------        -------------
  Net decrease ...................       (712,147)       ($  9,177,785)
                                    =============        =============

HIGH YIELD
Sold .............................      9,574,213        $ 131,241,993
Reinvestment of distributions ....      1,062,130           13,731,611
Redeemed .........................     (2,584,913)         (34,889,748)
                                    -------------        -------------
  Net increase ...................      8,051,430        $ 110,083,856
                                    =============        =============

STRATEGIC BOND
Sold .............................     10,586,115        $ 126,618,386
Reinvestment of distributions ....      2,251,302           26,813,006
Redeemed .........................     (4,550,160)         (53,660,911)
                                    -------------        -------------
  Net increase ...................      8,287,257        $  99,770,482
                                    =============        =============

GLOBAL GOVERNMENT BOND
Sold .............................        889,721        $  12,101,805
Reinvestment of distributions ....      1,512,137           19,914,849
Redeemed .........................     (3,414,282)         (46,015,024)
                                    -------------        -------------
  Net decrease ...................     (1,012,424)       ($ 13,998,370)
                                    =============        =============

CAPITAL GROWTH BOND
Sold .............................      1,205,016        $  14,235,548
Reinvestment of distributions ....        272,441            3,103,100
Redeemed .........................       (649,082)          (7,664,594)
                                    -------------        -------------
  Net increase ...................        828,375        $   9,674,054
                                    =============        =============

INVESTMENT QUALITY BOND
Sold .............................     11,528,927        $ 139,662,289
Reinvestment of distributions ....        990,654           11,620,375
Redeemed .........................     (3,019,631)         (36,762,808)
                                    -------------        -------------
  Net increase ...................      9,499,950        $ 114,519,856
                                    =============        =============

U.S. GOVERNMENT SECURITIES
Sold .............................     11,633,765        $ 157,556,444
Reinvestment of distributions ....        996,467           13,043,750
Redeemed .........................     (4,927,141)         (66,613,911)
                                    -------------        -------------
  Net increase ...................      7,703,091        $ 103,986,283
                                    =============        =============

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


CAPITAL SHARES, CONTINUED


                                        SHARES                 CAPITAL
                                    ---------------        ---------------
MONEY MARKET
Sold .............................      122,669,097        $ 1,226,690,969
Reinvestment of distributions ....        2,739,174             27,391,741
Redeemed .........................     (108,395,909)        (1,083,959,093)
                                    ---------------        ---------------
  Net increase ...................       17,012,362        $   170,123,617
                                    ===============        ===============

LIFESTYLE AGGRESSIVE 1000
Sold .............................        2,940,289        $    39,235,345
Reinvestment of distributions ....          235,336              3,344,794
Redeemed .........................         (804,663)           (10,883,044)
                                    ---------------        ---------------
  Net increase ...................        2,370,962        $    31,697,095
                                    ===============        ===============

LIFESTYLE GROWTH 820
Sold .............................       11,372,979        $   156,491,064
Reinvestment of distributions ....        1,244,102             17,780,049
Redeemed .........................         (790,640)           (10,733,134)
                                    ---------------        ---------------
  Net increase ...................       11,826,441        $   163,537,979
                                    ===============        ===============

LIFESTYLE BALANCED 640
Sold .............................       13,995,601        $   188,784,151
Reinvestment of distributions ....        1,197,810             16,573,997
Redeemed .........................         (983,046)           (12,628,291)
                                    ---------------        ---------------
  Net increase ...................       14,210,365        $   192,729,857
                                    ===============        ===============

LIFESTYLE MODERATE 460
Sold .............................        6,252,966        $    84,594,300
Reinvestment of distributions ....          332,059              4,570,654
Redeemed .........................         (608,000)            (8,237,978)
                                    ---------------        ---------------
  Net increase ...................        5,977,025        $    80,926,976
                                    ===============        ===============

LIFESTYLE CONSERVATIVE 280
Sold .............................        4,305,187        $    56,164,191
Reinvestment of distributions ....          154,440              2,002,757
Redeemed .........................         (184,127)            (2,396,336)
                                    ---------------        ---------------
  Net increase ...................        4,275,500        $    55,770,613
                                    ===============        ===============


5. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for the year ended December 31, 1998:

                                                 PURCHASES                          SALES
                                     -------------------------------   -------------------------------
                                          U.S.                              U.S.
   PORTFOLIO                           GOVERNMENT      OTHER ISSUES      GOVERNMENT      OTHER ISSUES
 -------------                       --------------   --------------   --------------   --------------
Pacific Rim Emerging Markets .....        -----       $   18,222,908       -----        $   11,621,513
Science & Technology .............        -----          175,737,803       -----           106,693,209
International Small Cap ..........        -----           67,002,358       -----            49,808,432
Emerging Small Company ...........        -----          226,393,708       -----           202,050,181
Pilgrim Baxter Growth ............        -----          231,245,241       -----           200,720,354
Small/Mid Cap ....................        -----          495,516,130       -----           440,656,231
International Stock ..............        -----          110,428,292       -----            49,547,957
Worldwide Growth .................        -----           40,538,043       -----            24,016,548
Global Equity ....................        -----          287,955,404       -----           342,993,149
Small Company Value ..............        -----          250,030,834       -----           149,088,114
Equity ...........................        -----        1,380,243,295       -----         1,492,560,818
Growth ...........................        -----          364,470,016       -----           270,682,582
Quantitative Equity ..............        -----          477,173,088       -----           434,082,897
Equity Index .....................        -----           31,919,220       -----             1,015,911
Blue Chip Growth .................        -----          566,829,810       -----           341,447,734

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


PURCHASES AND SALES OF SECURITIES, CONTINUED


                                                   PURCHASES                                   SALES
                                    ---------------------------------------   ---------------------------------------
                                           U.S.                                      U.S.
   PORTFOLIO                            GOVERNMENT          OTHER ISSUES          GOVERNMENT          OTHER ISSUES
 -------------                      ------------------   ------------------   ------------------   ------------------
Real Estate Securities ...........             -----       $  238,910,919                -----       $  200,566,853
Value ............................             -----          187,967,490                -----           81,731,139
International Growth and Income ..             -----          312,390,277                -----          315,499,690
Growth and Income ................             -----          558,207,114                -----          294,415,500
Equity-Income ....................             -----          309,374,740                -----          202,891,517
Balanced .........................    $    6,039,887          433,561,842       $   10,173,902          376,515,497
Aggressive Asset Allocation ......        10,159,038          143,537,255            4,579,051          169,074,266
Moderate Asset Allocation ........       181,888,332          311,254,182          166,993,523          393,399,701
Conservative Asset Allocation ....       159,041,046           52,894,114           84,717,681          177,441,549
High Yield .......................             -----          231,469,037                -----          129,318,225
Strategic Bond ...................       794,713,550          372,292,709          755,902,834          279,274,196
Global Government Bond ...........        31,284,184          239,442,645           38,307,503          257,639,719
Capital Growth Bond ..............        21,671,341            1,080,851              676,313            8,075,811
Investment Quality Bond ..........         8,244,816          206,815,159            2,057,109           95,870,266
U.S. Government Securities .......     1,206,556,714                 ----        1,077,325,446                 ----
Lifestyle Aggressive 1000 ........             -----           68,137,510                -----           38,015,766
Lifestyle Growth 820 .............             -----          304,663,669                -----          146,672,647
Lifestyle Balanced 640 ...........             -----          338,226,919                -----          148,244,456
Lifestyle Moderate 460 ...........             -----          122,849,337                -----           42,294,332
Lifestyle Conservative 280 .......             -----           70,197,802                -----           14,562,601


At December 31, 1998, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                           TAX BASIS NET
                                                             UNREALIZED            TAX BASIS            TAX BASIS
                                         TAX BASIS          APPRECIATION           UNREALIZED           UNREALIZED
  PORTFOLIO                                COST            (DEPRECIATION)         APPRECIATION         DEPRECIATION
-------------                         --------------       --------------        --------------       --------------
Pacific Rim Emerging Markets .....    $   32,238,588       $   (3,503,978)       $    1,530,324       $    5,034,302
Science & Technology .............       179,485,240           44,196,556            47,676,332            3,479,776
International Small Cap ..........       139,665,127           23,244,870            32,830,631            9,585,761
Emerging Small Company ...........       311,504,721           41,160,749            70,683,457           29,522,708
Pilgrim Baxter Growth ............       149,957,946           32,614,390            34,453,298            2,838,908
Small/Mid Cap ....................       432,036,295           57,653,603            63,505,239            5,851,636
International Stock ..............       231,298,427           20,949,114            35,931,241           14,982,127
Worldwide Growth .................        43,759,564            4,629,453             5,511,925              882,472
Global Equity ....................       798,886,217          143,255,497           209,648,696           66,393,199
Small Company Value ..............       171,995,681            7,898,868            19,112,005           11,213,137
Equity ...........................     1,731,828,830           23,036,031           176,908,566          153,872,535
Growth ...........................       262,990,292           44,875,285            46,642,373            1,767,088
Quantitative Equity ..............       219,841,044           40,434,920            44,699,646            4,264,726
Equity Index .....................        58,103,056            9,762,996            11,443,792            1,680,796
Blue Chip Growth .................       868,519,950          325,405,584           341,713,592           16,308,008
Real Estate Securities ...........       206,677,963          (16,551,104)            1,160,278           17,711,382
Value ............................       269,922,402           (9,217,889)           19,295,784           28,513,673
International Growth and Income ..       232,524,566           12,405,926            27,572,649           15,166,723
Growth and Income ................     1,525,483,288          827,679,701           856,911,189           29,231,488
Equity-Income ....................       970,720,540          179,146,097           227,027,600           47,881,503
Balanced .........................       242,034,313           19,543,390            22,319,681            2,776,291
Aggressive Asset Allocation ......       230,740,303           56,971,405            66,668,168            9,696,763
Moderate Asset Allocation ........       572,514,321           97,421,550           111,369,276           13,947,726

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


PURCHASES AND SALES OF SECURITIES, CONTINUED


                                                      TAX BASIS NET
                                                        UNREALIZED          TAX BASIS          TAX BASIS
                                      TAX BASIS        APPRECIATION         UNREALIZED         UNREALIZED
  PORTFOLIO                             COST          (DEPRECIATION)       APPRECIATION       DEPRECIATION
-------------                       ------------      --------------       ------------       ------------
Conservative Asset Allocation       $196,613,363       $ 16,724,944        $ 18,619,248       $  1,894,304
High Yield ..................        214,745,134         (8,256,708)          3,053,872         11,310,580
Strategic Bond ..............        550,397,065         (7,735,680)          8,753,433         16,489,113
Global Government Bond ......        201,978,157          4,313,585           7,490,696          3,177,111
Capital Growth Bond .........         62,269,093          2,930,856           3,041,236            110,380
Investment Quality Bond .....        365,109,938          6,048,315           8,992,165          2,943,850
U.S. Government Securities ..        457,075,153          4,530,835           5,585,203          1,054,368
Lifestyle Aggressive 1000 ...         80,997,590           (475,231)          2,511,782          2,987,013
Lifestyle Growth 820 ........        379,998,200            310,096          12,575,215         12,265,119
Lifestyle Balanced 640 ......        378,487,580           (957,950)         10,294,013         11,251,963
Lifestyle Moderate 460 ......        134,246,310          3,881,441           5,284,665          1,403,224
Lifestyle Conservative 280 ..         75,406,014          2,997,452           3,047,698             50,246


6. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with MSS (the "Adviser"), a wholly-owned subsidiary of MNA and the principal underwriter of the variable annuity contracts issued by MNA and MNY. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio, except for the Lifestyle Trusts for which the Adviser makes no charge. Advisory fees charged to each Portfolio were as follows:

  PORTFOLIO                                                            FEE
-------------                                                     ------------
Pacific Rim Emerging Markets......................                    .850%
Science & Technology..............................                   1.100%
International Small Cap...........................                   1.100%
Emerging Small Company............................                   1.050%
Pilgrim Baxter Growth.............................                   1.050%
Small/Mid Cap.....................................                   1.000%
International Stock...............................                   1.050%
Worldwide Growth..................................                   1.000%
Global Equity.....................................                    .900%
Small Company Value...............................                   1.050%
Equity............................................                    .750%
Growth............................................                    .850%
Quantitative Equity...............................                    .700%
Equity Index......................................                    .250%
Blue Chip Growth..................................                    .925%
Real Estate Securities............................                    .700%
Value.............................................                    .800%
International Growth and Income...................                    .950%
Growth and Income.................................                    .750%
Equity-Income.....................................                    .800%
Balanced..........................................                    .800%
Aggressive Asset Allocation.......................                    .750%
Moderate Asset Allocation.........................                    .750%
Conservative Asset Allocation.....................                    .750%
High Yield........................................                    .775%
Strategic Bond....................................                    .775%
Global Government Bond............................                    .800%
Capital Growth Bond...............................                    .650%
Investment Quality Bond...........................                    .650%
U.S. Government Securities........................                    .650%
Money Market......................................                    .500%

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


INVESTMENT ADVISORY AGREEMENTS, CONTINUED


For the year ended December 31, 1998, the Adviser paid aggregate subadvisory fees of $34,729,206 and retained net investment advisory fees after payment of subadvisory fees of $60,018,500, allocated among the portfolios as follows:

                                                              FEE AS A % OF                               FEE AS A % OF
                                                                  AVERAGE                                     AVERAGE
                                              FEE           ANNUAL NET ASSETS            FEE                ANNUAL NET
                                            PAID TO              PAID TO               RETAINED          ASSETS RETAINED
  PORTFOLIO                               SUBADVISER            SUBADVISER            BY ADVISER            BY ADVISER
-------------                        -------------------   -------------------   -------------------   -------------------
Pacific Rim Emerging Markets .....       $   100,909              .400%              $   113,523              .450%
Science & Technology .............           638,775              .600%                  532,313              .500%
International Small Cap ..........           880,024              .618%                  687,203              .482%
Emerging Small Company ...........         1,538,613              .550%                1,398,740              .500%
Pilgrim Baxter Growth ............           694,939              .600%                  521,202              .450%
Small/Mid Cap ....................         1,556,064              .495%                1,588,282              .505%
International Stock ..............         1,041,875              .542%                  978,062              .508%
Worldwide Growth .................           195,586              .600%                  130,391              .400%
Global Equity ....................         3,406,519              .371%                4,849,996              .529%
Small Company Value ..............           679,834              .586%                  538,775              .464%
Equity ...........................         3,567,981              .233%                7,936,946              .517%
Growth ...........................           991,056              .436%                  939,386              .414%
Quantitative Equity ..............           480,575              .235%                  951,016              .465%
Equity Index .....................            42,702              .100%                   64,053              .150%
Blue Chip Growth .................         3,298,442              .383%                4,666,354              .542%
Real Estate Securities ...........           397,010              .240%                  760,356              .460%
Value ............................           666,493              .315%                1,028,854              .485%
International Growth and Income ..         1,003,054              .457%                1,083,937              .493%
Growth and Income ................         3,370,654              .176%               10,982,615              .574%
Equity-Income ....................         2,280,428              .225%                5,841,286              .575%
Balanced .........................           707,971              .333%                  991,604              .467%
Aggressive Asset Allocation ......           874,869              .350%                  999,804              .400%
Moderate Asset Allocation ........         1,722,708              .282%                2,862,446              .468%
Conservative Asset Allocation ....           613,727              .313%                  859,355              .437%
High Yield .......................           474,278              .317%                  686,353              .458%
Strategic Bond ...................         1,150,170              .281%                2,027,856              .494%
Global Government Bond ...........           723,763              .355%                  908,302              .445%
Capital Growth Bond ..............           132,958              .225%                  251,142              .425%
Investment Quality Bond ..........           521,489              .210%                1,089,328              .440%
U.S. Government Securities .......           600,677              .200%                1,352,258              .450%
Money Market .....................           375,063              .068%                2,396,762              .432%


Of the total retained by the Adviser, $3,725,037 was paid to Manulife America and $246,766 was paid to Manulife USA.

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, taxes, portfolio brokerage commissions and interest) incurred in excess, on an annualized basis, of 0.15% of the average daily net assets of Equity Index, 0.50% of the average daily net assets of Science & Technology, Emerging Small Company, Pilgrim Baxter Growth, Small/Mid Cap, Small Company Value, Growth, Equity, Quantitative Equity, Blue Chip Growth, Real Estate Securities, Value, Growth and Income, Equity-Income, Balanced, Aggressive Asset Allocation, Moderate Asset Allocation, Conservative Asset Allocation, High Yield, Strategic Bond, Capital Growth Bond, Investment Quality Bond, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 and 0.75% of the average daily net assets of Pacific Rim Emerging Markets, International Small Cap, International Stock, Worldwide Growth, Global Equity, International Growth and Income and Global Government Bond. In the case of the Lifestyle Trusts, the Adviser has agreed to pay the expenses of the Lifestyle Trusts (other than the expenses of the underlying Portfolios). This expense reimbursement may be terminated at any time. For the year ended December 31, 1998, the Adviser reimbursed Equity Index, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 the amounts of $60,770, $14,393, $68,077, $66,836, $22,891 and $11,424, respectively, for expenses incurred in excess of the applicable limitations.

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee or director of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $30,000.

8. COMMITMENTS. At December 31, 1998, Worldwide Growth, Growth, Blue Chip Growth, International Growth and Income, Aggressive Asset Allocation, Moderate Asset Allocation, Conservative Asset Allocation, High Yield, Strategic Bond and Global Government Bond had entered into forward foreign currency contracts which contractually obligate the Portfolio to deliver currencies at future dates. Open sale and purchase contracts at December 31, 1998 were as follows:

                                                                                           NET UNREALIZED
                                CONTRACTS         IN EXCHANGE   SETTLEMENT                  APPRECIATION
                                TO DELIVER            FOR          DATE        VALUE       (DEPRECIATION)
                               -----------        -----------   ----------   -----------   --------------
WORLDWIDE GROWTH:

PURCHASES                      $    65,202  ATS       765,800   01/04/1999   $    65,316   $      114
                               ===========                                   ===========   ==========


GROWTH:

SALES
Netherland Guilder                  11,298        $     5,969   01/04/1999   $     6,014   $      (45)
Swiss Franc                      2,845,255          2,054,336   01/05/1999     2,071,235      (16,899)
Netherland Guilder                  70,249             37,065   01/05/1999        37,392         (327)
                                                  -----------                -----------   ----------
                                                  $ 2,097,370                $ 2,114,641   $  (17,271)
                                                  ===========                ===========   ==========

BLUE CHIP GROWTH:

SALES
Great British Pound                  2,948        $     4,962   01/04/1999   $     4,898   $       64
                                                  ===========                ===========   ==========


INTERNATIONAL GROWTH AND
INCOME:

PURCHASES                      $    25,132  DEM        42,000   01/05/1999   $    25,201   $       69
                                                                                           ----------
                                 1,937,994  HKD    15,040,000   02/19/1999     1,940,685        2,691
                               -----------                                   -----------   ----------
                               $ 1,963,126                                   $ 1,965,886   $    2,760
                               ===========                                   ===========   ==========

SALES
Australian Dollar                3,949,421        $ 2,522,495   02/19/1999   $ 2,421,194      101,301
Swiss Franc                      9,485,251          6,976,296   02/19/1999     6,940,146       36,150
German Deutsche Mark            11,734,113          7,065,296   02/19/1999     7,057,710        7,586
Hong Kong Dollar                15,040,000          1,937,720   02/19/1999     1,940,685       (2,965)
South African Rand               4,400,000            750,405   02/19/1999       735,472       14,933
                                                  -----------                -----------   ----------
                                                  $19,252,211                $19,095,206   $  157,005
                                                  ===========                ===========   ==========
                                                                                           $  159,765
                                                                                           ==========
AGGRESSIVE ASSET ALLOCATION:

PURCHASES                      $       895  DEM         1,500   01/04/1999   $       900   $        5
                               ===========                                   ===========   ==========

SALES
Hong Kong Dollars                  230,000        $    29,685   01/05/1999   $    29,687   $       (2)
Great British Pounds                80,000            134,525   01/06/1999       132,912        1,613
                                                  -----------                -----------   ----------
                                                  $   164,210                $   162,599        1,611
                                                  ===========                ===========   ==========
                                                                                           $    1,616
                                                                                           ==========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


COMMITMENTS, CONTINUED

                                                                                                              NET UNREALIZED
                               CONTRACTS            IN EXCHANGE         SETTLEMENT                             APPRECIATION
                               TO DELIVER               FOR                DATE              VALUE            (DEPRECIATION)
                             --------------       --------------        ----------       --------------       --------------
MODERATE ASSET
ALLOCATION:

PURCHASES                    $        1,640  DEM           2,750        01/04/1999       $        1,650        $          10
                             ==============                                              ==============        -------------

SALES
Great British Pounds                147,500       $      248,030        01/06/1999       $      245,057        $       2,973
                                                  ==============                         ==============        -------------
                                                                                                               $       2,983
                                                                                                               =============
CONSERVATIVE ASSET
ALLOCATION:

PURCHASES                    $          298  DEM             500        01/04/1999       $          300        $           2
                             ==============                                              ==============        -------------

SALES
Great British Pounds                 30,000       $       50,450        01/04/1999       $       49,842        $         608
                                                  ==============                         ==============        -------------
                                                                                                               $         610
                                                                                                               =============

HIGH YIELD :

SALES
European Currency Unit              580,000       $      676,686        01/25/1999       $      681,397       ($       4,711)
German Deutsche Marks             4,825,000            2,907,822        01/27/1999            2,899,007                8,815
German Deutsche Marks             1,805,000            1,061,764        01/29/1999            1,084,606              (22,842)
German Deutsche Marks               450,000              270,433        02/08/1999              270,518                  (85)
German Deutsche Marks             2,465,000            1,484,940        02/22/1999            1,482,836                2,104
Great British Pounds .            2,130,000            3,501,656        03/03/1999            3,531,841              (30,185)
                                                  --------------                         --------------       --------------
                                                  $    9,903,301                         $    9,950,205       ($      46,904)
                                                  ==============                         ==============       ==============

STRATEGIC BOND :

SALES
Italian Lira .........        5,893,705,250       $    3,563,304        02/04/1999       $    3,570,478       ($       7,174)
German Deutsche Mark .            5,326,819            3,170,647        02/16/1999            3,203,456              (32,809)
Finnish Mark .........            5,668,633            1,116,972        02/16/1999            1,114,303                2,669
European Currency Unit              815,707              963,350        02/16/1999              959,297                4,053
                                                  --------------                         --------------       --------------
                                                  $    8,814,273                         $    8,847,534       ($      33,261)
                                                  ==============                         ==============       ==============

CROSS CURRENCY:                                                                                NET
                                                                                            UNREALIZED
PAYABLE    CONTRACTS                 RECEIVABLE   IN EXCHANGE                SETTLEMENT    APPRECIATION
CURRENCY   TO DELIVER     VALUE       CURRENCY        FOR         VALUE         DATE      (DEPRECIATION)
--------   ----------   ----------   ----------   -----------   ----------   ----------   --------------
DEM         1,896,684   $1,137,851      ECU           964,743   $1,140,633   02/16/1999      $  2,782
DEM         3,380,000    2,015,325      SEK        16,482,232    2,032,674   02/16/1999        17,349
SEK        16,482,232    2,032,707      DEM         3,380,000    2,015,324   02/16/1999       (17,383)
ECU           964,743    1,134,568      DEM         1,896,684    1,137,851   02/16/1999         3,283
                        ----------                              ----------                   --------
                        $6,320,451                              $6,326,482                   $  6,031
                        ===========                             ===========                  ========

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MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------


COMMITMENTS, CONTINUED

                                                                                                       NET
                                                                                                    UNREALIZED
                                      CONTRACTS          IN EXCHANGE   SETTLEMENT                  APPRECIATION
                                      TO DELIVER             FOR          DATE         VALUE      (DEPRECIATION)
                                      -----------        -----------   ----------   -----------   --------------
GLOBAL GOVERNMENT BOND :

PURCHASES                             $ 1,838,623  FRF    10,311,000   01/05/1999   $ 1,844,214       $    5,591
                                        7,967,539  AUD    12,915,700   03/25/1999     7,920,409          (47,130)
                                       25,766,120  NZD    48,403,959   03/25/1999    25,491,787         (274,333)
                                        5,121,017  AUD     7,946,599   05/12/1999     4,875,304         (245,713)
                                        ---------                                   -----------      -----------
                                      $40,693,299                                   $40,131,714      ($  561,585)
                                      ===========                                   ===========      -----------

SALES
Deutsche Mark                           3,110,000        $ 1,859,714   01/05/1999   $ 1,866,075      ($    6,361)
South African Rand                     54,045,452          9,064,000   01/06/1999     9,155,901          (91,901)
Australian Dollar                      12,915,700          7,478,000   03/25/1999     7,920,409         (345,866)
New Zealand Dollar                     55,539,455         28,938,000   03/25/1999    29,249,672         (311,672)
Australian Dollar                       7,946,599          5,000,000   05/12/1999     4,875,304          124,696
                                                         -----------                -----------      -----------
                                                         $52,339,714                $53,067,361      ($  727,647)
                                                         ===========                ===========      -----------
                                                                                                     ($1,289,232)


                                                                                                                       NET
CROSS CURRENCY:                                                                                                     UNREALIZED
PAYABLE               CONTRACTS                     RECEIVABLE       IN EXCHANGE                    SETTLEMENT     APPRECIATION
CURRENCY              TO DELIVER      VALUE          CURRENCY            FOR           VALUE           DATE       (DEPRECIATION)
---------------       ----------     -----------    ----------       -----------    -----------     ----------    --------------
GBP                   14,259,546     $23,577,181       DEM           39,340,000     $23,545,114     01/11/1999      ($ 32,066)
NZD                   37,633,526      19,602,333       JPY            2,290,000      19,852,352     01/19/1999        250,019
AUD                   38,192,876      23,737,472       DEM           39,600,000      23,925,317     01/20/1999        187,845
DEM                   18,747,620      11,178,636       AUD           17,880,000      11,027,971     01/20/1999       (150,666)
                                      ----------                                    -----------                     ---------
                                     $78,095,622                                    $78,350,754                     $ 255,132
                                     ===========                                    ===========                     =========

MANAGEMENT OF THE TRUST

TRUSTEES
John D. Richardson, Chairman of the Board
Don B. Allen
Charles L. Bardelis
Samuel Hoar
F. David Rolwing

OFFICERS
John D. DesPrez, III, President
James R. Boyle, Treasurer
John G. Vrysen, Vice President
James D. Gallagher, Secretary

INVESTMENT ADVISER
Manufacturers Securities Services, LLC
Boston, Massachusetts

ISSUER OF VENTURE ANNUITIES, VARIABLE
LIFE INSURANCE AND ARA GROUP
ANNUITY IN NEW YORK
The Manufacturers Life Insurance
Company of New York
555 Theodore Fremd Avenue/Suite C-209
Rye, New York 10580
800-551-2078

PRINCIPAL UNDERWRITER OF
VENTURE ANNUITY AND VARIABLE
UNIVERSAL LIFE INSURANCE
Manufacturers Securities Services, LLC
Boston Massachusetts

SALES AND MARKETING SUPPORT FOR
VENTURE ANNUITIES
Wood Logan Associates, Inc.
Old Greenwich, Connecticut


Manulife Financial and the block design are registered service marks of The Manufacturers Life Insurance Company and are used by it and its subsidiaries.

MANAGEMENT OF THE TRUST                          ISSUER OF VENTURE ANNUITIES
                                                 The Manufacturers Life Insurance
                                                 Company of North America
TRUSTEES                                         116 Huntington Avenue
John D. Richardson, Chairman of the Board        Boston, Massachusetts 02116-5743
Don B. Allen                                     800-344-1029
Charles L. Bardelis
Samuel Hoar                                      ISSUER OF VENTURE VUL, SVUL AND
F. David Rolwing                                 COLI VUL VARIABLE LIFE
                                                 The Manufacturers Life Insurance
OFFICERS                                         Company of America
John D. DesPrez, III, President                  200 Bloor Street East
James R. Boyle, Treasurer                        Toronto, Ontario, Canada M4W1E5
John G. Vrysen, Vice President                   800-827-4546
James D. Gallagher, Secretary
                                                 PRINCIPAL UNDERWRITER OF
INVESTMENT ADVISER                               VENTURE ANNUITIES
Manufacturers Securities Services, LLC           Manufacturers Securities Services, LLC
Boston, Massachusetts                            Boston, Massachusetts

                                                 PROMOTIONAL AGENT OF
                                                 VENTURE ANNUITIES
                                                 Wood Logan Associates, Inc.
Manulife Financial and the block design are      Old Greenwich, Connecticut
registered service marks of The Manufacturers
Life Insurance Company and are used by it        PRINCIPAL UNDERWRITER OF VENTURE
and its subsidiaries.                            VUL, SVUL AND COLI VUL
                                                 ManEquity, Inc.
                                                 Toronto, Ontario, Canada